(2_FIDELITY_LOGOS)FIDELITY
SELECT
PORTFOLIOS(REGISTERED TRADEMARK)
AIR TRANSPORTATION
AMERICAN GOLD
AUTOMOTIVE
BIOTECHNOLOGY
BROKERAGE AND INVESTMENT MANAGEMENT
CHEMICALS
COMPUTERS
CONSTRUCTION AND HOUSING
CONSUMER INDUSTRIES
CYCLICAL INDUSTRIES
DEFENSE AND AEROSPACE
DEVELOPING COMMUNICATIONS
ELECTRONICS
ENERGY
ENERGY SERVICE
ENVIRONMENTAL SERVICES
FINANCIAL SERVICES
FOOD AND AGRICULTURE
HEALTH CARE
HOME FINANCE
INDUSTRIAL EQUIPMENT
INDUSTRIAL MATERIALS
INSURANCE
LEISURE
MEDICAL DELIVERY
MONEY MARKET
MULTIMEDIA
NATURAL GAS
NATURAL RESOURCES
PAPER AND FOREST PRODUCTS
PRECIOUS METALS AND MINERALS
REGIONAL BANKS
RETAILING
SOFTWARE AND COMPUTER SERVICES
TECHNOLOGY
TELECOMMUNICATIONS
TRANSPORTATION
UTILITIES GROWTH
SEMIANNUAL REPORT
AUGUST 31, 1997
CONTENTS


PERFORMANCE OVERVIEW AND    4
MARKET RECAP

FUND UPDATES*

CONSUMER SECTOR             6     CONSUMER INDUSTRIES
                            13    FOOD AND AGRICULTURE
                            19    LEISURE
                            25    MULTIMEDIA
                            31    RETAILING

CYCLICALS SECTOR            37    AIR TRANSPORTATION
                            42    AUTOMOTIVE
                            47    CHEMICALS
                            53    CYCLICAL INDUSTRIES
                            60    CONSTRUCTION AND HOUSING
                            66    DEFENSE AND AEROSPACE
                            72    ENVIRONMENTAL SERVICES
                            78    INDUSTRIAL EQUIPMENT
                            84    INDUSTRIAL MATERIALS
                            90    PAPER AND FOREST PRODUCTS
                            95    TRANSPORTATION

FINANCIAL SERVICES SECTOR   101   BROKERAGE AND INVESTMENT MANAGEMENT
                            107   FINANCIAL SERVICES
                            112   HOME FINANCE
                            119   INSURANCE
                            125   REGIONAL BANKS

HEALTH CARE SECTOR          130   BIOTECHNOLOGY
                            136   HEALTH CARE
                            142   MEDICAL DELIVERY

NATURAL RESOURCES SECTOR    148   AMERICAN GOLD
                            154   ENERGY
                            160   ENERGY SERVICE
                            166   NATURAL RESOURCES
                            173   PRECIOUS METALS AND MINERALS

* FUND UPDATES FOR EACH SELECT PORTFOLIO INCLUDE: PERFORMANCE AND INVESTMENT SUMMARY, MANAGER'S OVERVIEW, INVESTMENTS, AND FINANCIAL STATEMENTS.
TECHNOLOGY SECTOR               179   COMPUTERS
                                185   DEVELOPING COMMUNICATIONS
                                191   ELECTRONICS
                                198   SOFTWARE AND COMPUTER SERVICES
                                204   TECHNOLOGY

UTILITIES SECTOR                211   NATURAL GAS
                                216   TELECOMMUNICATIONS
                                222   UTILITIES GROWTH

                                228   MONEY MARKET

NOTES TO FINANCIAL STATEMENTS   235   FOOTNOTES TO THE FINANCIAL STATEMENTS

To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK. DEAR SHAREHOLDER:
While not quite matching its phenomenal returns of recent periods, the U.S. stock market still managed to perform extremely well for the six months that ended August 31, 1997. The Standard & Poor's 500 Index (S&P 500) returned 14.78% in that time, easily ahead of its historical annual average of around 11%. Of the 37 Select equity portfolios, 20 outperformed the S&P 500 over the past six months. To put that in perspective, only seven Select funds had outperformed the index for the 12 months ended February 28, 1997. The top-performing Select portfolio was Energy Service, compiling a six-month return of 59.09%. Precious Metals and Minerals was the worst performer, losing 30.05%. Through the first half of the period, the eye-popping performance of a narrow group of well-known, blue chip stocks continued to fuel the market's upward surge. Favorable corporate earnings reports, large cash inflows into mutual funds and a generally beneficial interest-rate environment pushed stock prices - especially those of certain blue chip stocks - to lofty levels.
Along the way, there were two interruptions that tested the market's fortitude. The first came in March when the Federal Reserve Board raised a key short-term interest rate by 0.25%. While this resulted in a sharp equity sell-off through mid-April, the market was off and running again through much of the summer as the Dow Jones Industrial Average reached the 8000 mark for the first time in its history. The dog days of August, however, took back some of that gain as investors grew concerned over inflation, a weakened dollar and sluggish corporate earnings, particularly among the heretofore reliable blue chips.
In terms of the Select Portfolios themselves, we introduced two new funds earlier in the year - Cyclical Industries and Natural Resources
- as well as a new framework designed to help investors navigate our product line more easily. Under this new alignment, the 37 Select equity funds are divided into seven industry groupings: Consumer, Cyclicals, Financial Services, Health Care, Natural Resources, Technology and Utilities. Each group contains a "broad sector" fund as well as additional industry-specific funds. Whereas the broad sector fund can invest in a variety of industries within its sector, the industry-specific funds concentrate on particular segments of that industry.
Results in the CONSUMER sector were mixed. Retailing performed well, as inventory levels were reduced and sales were better than expected. With its increased exposure to advertising agency stocks, Multimedia also performed well. Leisure and Consumer Industries underperformed the S&P 500, as earnings disappointments in the apparel industry brought negative results. Lastly, Food and Agriculture stocks - many of which are capable of sustaining steady, predictable earnings growth
- tend to perform better when the direction of the economy is uncertain. With the U.S. economy continuing its strong run, many investors looked elsewhere for higher returns.
On the other hand, CYCLICAL stocks - those that parallel the ups and downs of the economy - benefited from economic growth. Transportation, and Construction and Housing fared well, while Defense and Aerospace, and Air Transportation thrived due to an increase in new airplane orders. Favorable supply/demand conditions made for nice gains for Paper and Forest Products, but slower new car sales put a brake on Automotive's performance. Poor pricing trends and a significant exposure to gold-related stocks hurt Industrial Materials, while the weak performance of several key companies detracted from Environmental Services' return.
Increased consolidation, as well as positive industry trends and a benign interest-rate climate, helped FINANCIAL SERVICES funds perform well, particularly Brokerage and Investment Management, and Insurance. Financial Services, Home Finance and Regional Banks performed moderately well, but were unable to match their return levels of six months ago.
For a variety of reasons, the HEALTH CARE sector registered subpar results over the past six months. The market's narrow large-cap advance didn't help, nor did negative publicity surrounding certain experimental drugs or increased government scrutiny over Medicare billing practices. These developments held back the performance of Biotechnology, Health Care and Medical Delivery.
The performance of Select portfolios in the NATURAL RESOURCES area covered the entire spectrum. Increased oil and gas exploration activity, spurred on by new technology, spelled good times for both Energy and Energy Service. On a down note, a sharp decline in gold prices hurt both American Gold, and Precious Metals and Minerals.
With companies worldwide looking to increase productivity, TECHNOLOGY stocks were the clear beneficiaries. Steady orders and revenue growth were prevalent throughout the sector - particularly for personal computer and semiconductor manufacturers - and this benefited Computers, Electronics, Software and Computer Services and Technology. Additionally, rising demand for enhanced communications infrastructure helped Developing Communications.
Uncertainty over the effects of deregulation continued to haunt the UTILITIES group, as returns for Telecommunications and Utilities Growth were somewhat disappointing. Natural Gas, however, capitalized on favorable supply and demand conditions within its industry.
As we enter September 1997, the market is still trying to assess the aforementioned developments of August. Stocks had reached record valuation levels despite earnings growth that many felt didn't support those valuations. The consensus among market followers is that with large-cap stocks taking a step back, investors will realize that good opportunities also exist in the small- and mid-cap arenas. A broader market should also benefit the Select funds, many of which emphasize smaller stocks. In the meantime, if the economy can maintain its moderate growth rate and companies continue to increase their business prospects through smarter capital management, it could bode well for investors.
In the pages that follow, you'll find detailed summaries for each of the Select funds. We hope that you find them informative and that you will use them to evaluate your investments. Thank you very much for your continued interest in the Fidelity Select Portfolios.
Sincerely,
Robert J. Haber
Director, U.S. Equity Research
Select Group Leader
CUMULATIVE TOTAL RETURNS
FOR THE SIX MONTHS ENDED AUGUST 31, 1997
Row: 1, Col: 1, Value: 59.09
Row: 2, Col: 1, Value: 36.63
Row: 3, Col: 1, Value: 30.03
Row: 4, Col: 1, Value: 29.92
Row: 5, Col: 1, Value: 27.56
Row: 6, Col: 1, Value: 25.97
Row: 7, Col: 1, Value: 25.0
Row: 8, Col: 1, Value: 23.53
Row: 9, Col: 1, Value: 22.56
Row: 10, Col: 1, Value: 22.54
Row: 11, Col: 1, Value: 21.84
Row: 12, Col: 1, Value: 21.78
Row: 13, Col: 1, Value: 21.58
Row: 14, Col: 1, Value: 21.38
Row: 15, Col: 1, Value: 18.7
Row: 16, Col: 1, Value: 18.6
Row: 17, Col: 1, Value: 18.47
Row: 18, Col: 1, Value: 17.28
Row: 19, Col: 1, Value: 17.21
Row: 20, Col: 1, Value: 16.31
Row: 21, Col: 1, Value: 14.78
Row: 22, Col: 1, Value: 14.41
Row: 23, Col: 1, Value: 14.29
Row: 24, Col: 1, Value: 13.52
Row: 25, Col: 1, Value: 13.21
Row: 26, Col: 1, Value: 13.2
Row: 27, Col: 1, Value: 13.08
Row: 28, Col: 1, Value: 11.93
Row: 29, Col: 1, Value: 10.73
Row: 30, Col: 1, Value: 10.47
Row: 31, Col: 1, Value: 9.93
Row: 32, Col: 1, Value: 8.33
Row: 33, Col: 1, Value: 8.33
Row: 34, Col: 1, Value: 6.430000000000001
Row: 35, Col: 1, Value: 5.33
Row: 36, Col: 1, Value: 0.47
Row: 37, Col: 1, Value: -24.07
Row: 38, Col: 1, Value: -30.05
Energy Service 59.09%Electronics 36.66%Defense & Aerospace 30.03%Computers 29.92%Technology 27.56%Developing Communications 25.97%Transportation 25.00%Air Transportation 23.53%Industrial Equipment 22.56%Retailing 22.54%Brokerage and Investment Management 21.84%Construction and Housing 21.78%Software and Computer Services 21.58%Energy 21.38%Insurance 18.70%Cyclical Industries 1
18.60%Paper & Forest 18.47%Multimedia 17.28%Chemicals 17.21%Natural Gas 16.31%S&P 500 14.78%Financial Services 14.41%Leisure
14.29%Home Finance 13.52%Consumer Industries 13.21%Natural Resources 1 13.20%Automotive 13.08%Regional Banks 11.93%Health Care 10.73%Telecommunications 10.47%Environmental Services
9.93%Industrial Materials 8.33%Medical Delivery 8.33%Food & Agriculture 6.43%Utilities Growth 5.33%Biotechnology 0.47%American Gold -24.07%Precious Metals & Minerals -30.05%

1 RETURNS ARE FROM INCEPTION DATE MARCH 3, 1997.
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. TOTAL RETURNS INCLUDE CHANGES IN A FUND'S SHARE PRICE, PLUS REINVESTMENT OF ANY DIVIDENDS AND CAPITAL GAINS BUT DO NOT INCLUDE SELECT'S 3% SALES CHARGE, AND CERTAIN FEES PAID BY SHAREHOLDERS UPON EXCHANGE OR REDEMPTION. FIGURES FOR THE STANDARD & POOR'S 500 INDEX
(S&P 500 (registered trademark)), AN UNMANAGED INDEX OF COMMON STOCK PRICES, INCLUDE REINVESTMENT OF DIVIDENDS. S&P 500 IS A REGISTERED TRADEMARK OF STANDARD & POOR'S. ALL PERFORMANCE NUMBERS ARE HISTORICAL; EACH EQUITY FUND'S SHARE PRICE AND RETURN WILL VARY AND SHAREHOLDERS MAY HAVE A GAIN OR LOSS WHEN THEY SELL THEIR SHARES. IF FMR HAD NOT REIMBURSED CERTAIN FUND EXPENSES FOR SOME OF THE FUNDS, THOSE RETURNS WOULD HAVE BEEN LOWER.
CONSUMER INDUSTRIES PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value), but does not include certain fees paid by shareholders upon exchange or redemption. If Fidelity had not reimbursed certain fund expenses, the past five year and life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED             PAST 6   PAST 1   PAST 5    LIFE OF
AUGUST 31, 1997           MONTHS   YEAR     YEARS     FUND

CONSUMER INDUSTRIES       13.21%   29.37%   118.28%   198.24%

CONSUMER INDUSTRIES       9.82%    25.49%   111.73%   189.29%
(INCL. 3% SALES CHARGE)

S&P 500                   14.78%   40.65%   146.47%   206.48%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on June 29, 1990. You can compare the fund's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvestment of dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED             PAST 1   PAST 5   LIFE OF
AUGUST 31, 1997           YEAR     YEARS    FUND

CONSUMER INDUSTRIES       29.37%   16.90%   16.44%

CONSUMER INDUSTRIES       25.49%   16.19%   15.94%
(INCL. 3% SALES CHARGE)

S&P 500                   40.65%   19.77%   16.88%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19970831 19970909 114814 S00000000000001
             Consumer Industries         S&P 500
             00517                       SP001
  1990/06/29       9700.00                    10000.00
  1990/07/31       9670.90                     9980.27
  1990/08/31       8943.40                     9078.05
  1990/09/30       8439.00                     8635.95
  1990/10/31       8749.40                     8598.82
  1990/11/30       9234.40                     9154.30
  1990/12/31       9593.72                     9409.71
  1991/01/31       9808.43                     9819.97
  1991/02/28      10569.68                    10522.10
  1991/03/31      11077.18                    10776.73
  1991/04/30      10950.31                    10802.60
  1991/05/31      11477.33                    11269.27
  1991/06/30      10911.27                    10753.14
  1991/07/31      11623.72                    11254.23
  1991/08/31      12101.94                    11520.96
  1991/09/30      11994.59                    11328.56
  1991/10/31      12375.21                    11480.36
  1991/11/30      11857.95                    11017.70
  1991/12/31      13290.07                    12278.13
  1992/01/31      13379.46                    12049.75
  1992/02/29      13836.37                    12206.40
  1992/03/31      13677.45                    11968.38
  1992/04/30      13717.18                    12320.25
  1992/05/31      13627.78                    12380.62
  1992/06/30      13015.69                    12196.14
  1992/07/31      13388.15                    12694.97
  1992/08/31      13253.65                    12434.72
  1992/09/30      13377.81                    12581.45
  1992/10/31      13595.08                    12625.48
  1992/11/30      14246.90                    13056.01
  1992/12/31      14427.78                    13216.60
  1993/01/31      14331.67                    13327.62
  1993/02/28      13851.10                    13508.88
  1993/03/31      14662.73                    13793.92
  1993/04/30      14566.61                    13460.10
  1993/05/31      15719.98                    13820.83
  1993/06/30      15730.66                    13860.91
  1993/07/31      15880.17                    13805.47
  1993/08/31      16916.07                    14328.70
  1993/09/30      17289.85                    14218.37
  1993/10/31      17823.81                    14512.69
  1993/11/30      17428.68                    14374.82
  1993/12/31      17987.73                    14548.75
  1994/01/31      17835.98                    15043.41
  1994/02/28      17789.29                    14635.73
  1994/03/31      16645.36                    13997.61
  1994/04/30      16823.06                    14176.78
  1994/05/31      16600.01                    14409.28
  1994/06/30      15684.31                    14056.26
  1994/07/31      16106.94                    14517.30
  1994/08/31      17046.12                    15112.51
  1994/09/30      16729.15                    14742.25
  1994/10/31      17057.86                    15073.95
  1994/11/30      16224.34                    14524.96
  1994/12/31      16716.09                    14740.37
  1995/01/31      16569.67                    15122.58
  1995/02/28      16972.32                    15711.91
  1995/03/31      17435.98                    16175.57
  1995/04/30      17815.10                    16651.94
  1995/05/31      18145.91                    17317.52
  1995/06/30      18133.66                    17719.80
  1995/07/31      18893.31                    18307.39
  1995/08/31      18856.56                    18353.34
  1995/09/30      19861.26                    19127.86
  1995/10/31      20755.69                    19059.57
  1995/11/30      21980.94                    19896.28
  1995/12/31      21446.67                    20279.49
  1996/01/31      21446.67                    20969.80
  1996/02/29      22065.08                    21164.19
  1996/03/31      22844.29                    21368.00
  1996/04/30      23611.12                    21682.97
  1996/05/31      24835.58                    22242.17
  1996/06/30      24711.90                    22326.91
  1996/07/31      22015.61                    21340.51
  1996/08/31      22361.92                    21790.58
  1996/09/30      23809.01                    23016.95
  1996/10/31      23994.54                    23651.76
  1996/11/30      24674.80                    25439.60
  1996/12/31      24266.64                    24935.64
  1997/01/31      25355.05                    26493.62
  1997/02/28      25552.95                    26701.33
  1997/03/31      24798.48                    25604.17
  1997/04/30      24984.00                    27132.74
  1997/05/31      26715.57                    28784.58
  1997/06/30      28026.61                    30074.13
  1997/07/31      29646.86                    32467.13
  1997/08/29      28917.13                    30648.32
IMATRL PRASUN   SHR__CHT 19970831 19970909 114820 R00000000000089
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Select Consumer Industries Portfolio on June 29, 1990, when the fund started, and the current maximum 3% sales charge was paid. As the chart shows, by August 31, 1997, the value of the investment would have grown to $28,929 - a 189.29% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $30,648 - a 206.48% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1997
                                   % OF FUND'S
                                   INVESTMENTS

HFS, INC.                          6.8

UNIVERSAL OUTDOOR HOLDINGS, INC.   3.0

BET HOLDINGS, INC. CLASS A         3.0

TJX COMPANIES, INC.                2.9

VIACOM, INC. CLASS B (NON-VTG.)    2.7

TIME WARNER, INC.                  2.7

WAL-MART STORES, INC.              2.4

OUTDOOR SYSTEMS, INC.              2.3

STEINER LEISURE LTD.               2.1

GILLETTE CO.                       2.1

TOP INDUSTRIES AS OF AUGUST 31, 1997
HOTELS, MOTELS, & TOURIST COURTS 10.0%
CABLE TV OPERATORS 5.6%
ADVERTISING 5.4%
RESTAURANTS 4.2%
MOTION PICTURE PRODUCTION 4.0%
ALL OTHERS 70.8%
ROW: 1, COL: 1, VALUE: 70.8
ROW: 1, COL: 2, VALUE: 4.0
ROW: 1, COL: 3, VALUE: 4.2
ROW: 1, COL: 4, VALUE: 5.4
ROW: 1, COL: 5, VALUE: 5.6
ROW: 1, COL: 6, VALUE: 10.0
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
CONSUMER INDUSTRIES PORTFOLIO
FUND TALK: THE MANAGERS' OVERVIEW



NOTE TO SHAREHOLDERS: Effective August 18, 1997, Doug Chase (right) became Portfolio Manager of Select Consumer Industries Portfolio. The following is an interview with Paul Antico, who managed the fund during most of the period covered by the report, and Doug Chase, who discusses his investment philosophy and outlook.
Q. PAUL, HOW DID THE FUND PERFORM?
P.A. For the six- and 12-month periods that ended August 31, 1997, the fund returned 13.21% and 29.37%, respectively. By comparison, the Standard & Poor's 500 Index returned 14.78% and 40.65% for the same time periods.
Q. DID YOU MAKE ANY SIGNIFICANT CHANGES IN THE FUND'S HOLDINGS DURING
THE PERIOD?
P.A. I increased the fund's weighting in outdoor advertising, specifically such positions in the billboard industry as Outdoor Systems and Universal Outdoor Holdings. This industry has similar dynamics to the TV and radio industries. It's very fragmented, quite dependent on advertising dollars and going through a period of consolidation that should help it over time. In the cable television industry, I increased the fund's positions in the networks to a greater degree than the operators. With the operators - those providing cable service to consumers - I was concerned about the lack of industry standards for both cable and telephone service and how that might increase operating costs and slow market penetration. On the other hand, I was much more optimistic about cable networks. Their ratings have been going up dramatically relative to the broadcast channels, so their advertising rates have gone up. During the period, I increased the fund's positions in such cable networks as BET Holdings.
Q. YOU ALSO SEEMED TO REDUCE YOUR HOLDINGS IN CONSUMER STAPLES . . . P.A. That's right. Later in the period I began to feel that valuations in this sector were too high and that a contraction was starting in this part of the market. I felt that Coca-Cola's stock, for example, was too expensive based on an over-valuing of its bottlers, so I sold it. With respect to Procter & Gamble and Gillette, I began to feel that their valuations were high as well and didn't see the same opportunities for appreciation going forward.
Q. WHAT STOCKS PERFORMED WELL DURING THE PERIOD?
P.A. The fund benefited from the strong performance of such diversified companies as Nokia and General Electric. Computer Learning Centers, which has training centers around the nation, was an excellent stock. Starbucks also performed very well. I liked the company's plans for expansion both domestically and internationally, its record of terrific growth and its potential to exploit the Starbucks brand name in supermarkets.
Q. WERE THERE ANY DISAPPOINTMENTS?
P.A. Apparel stocks have been a terribly disappointing group for the fund. Gadzooks, for example, had to pre-announce an earnings disappointment, which hurt its stock. Other disappointments included Viacom, which was affected by problems experienced by its Blockbuster Video subsidiary. Another related disappointment was Hollywood Entertainment, the number two company in its market after Blockbuster. Hollywood's stock was dragged down by Blockbuster's tumble.
Q. TURNING TO YOU, DOUG, WHAT IS YOUR INVESTMENT PHILOSOPHY AND
OUTLOOK?
D.C. Like Paul, I tend to take a bottom-up approach to stock selection. I work with a team of analysts to use the best ideas of individuals who have thorough knowledge of the consumer sector. Where I differ from Paul is that I place a greater emphasis on blending a variety of large-, mid-, and small-cap companies in the fund's portfolio. Going forward, my research team and I will continue to follow the Fidelity tradition of identifying those companies that have the greatest potential for appreciation before the rest of the market has had the opportunity to do so.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


FUND FACTS
START DATE: June 29, 1990
FUND NUMBER: 517
TRADING SYMBOL: FSCPX
SIZE: as of August 31, 1997, more than
$15 million
MANAGER: Doug Chase, since August 1997;
manager, Fidelity Select Automotive Portfolio, since 1994; Fidelity Select Industrial Materials
Portfolio, 1994-August 1997; joined Fidelity in 1993
(checkmark)
CONSUMER INDUSTRIES PORTFOLIO
INVESTMENTS AUGUST 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 94.1%
 SHARES VALUE (NOTE 1)
ADVERTISING - 5.8%
ADVERTISING - 5.4%
Outdoor Systems, Inc. (a)   13,800 $ 364,838  69005710
Universal Outdoor Holdings, Inc. (a)   14,100  482,925  91377M10
  847,763
ADVERTISING AGENCIES - 0.4%
Omnicom Group, Inc.   1,000  67,750  68191910
TOTAL ADVERTISING   915,513
APPAREL STORES - 5.7%
FOOTWEAR - WHOLESALE - 0.5%
Kenneth Cole Productions, Inc. Class A (a) 5,700 78,731 19329410 GENERAL APPAREL STORES - 3.4%
Ross Stores, Inc.   2,800  82,250  77829610
TJX Companies, Inc.   16,500  453,750  87254010
  536,000
SHOE STORES - 1.8%
Baker (J.), Inc.   17,200  161,250  05723210
Payless ShoeSource, Inc. (a)  2,000  128,250  70437910
  289,500
WOMEN'S CLOTHING STORES - 0.0%
Charming Shoppes, Inc. (a)  200  1,206  16113310
TOTAL APPAREL STORES   905,437
BEVERAGES - 0.9%
SOFT DRINKS - 0.9%
PepsiCo, Inc.   4,100  147,600  71344810
BROADCASTING - 7.9%
CABLE TV OPERATORS - 5.6%
BET Holdings, Inc. Class A (a)  12,000  472,500  08658510
Cox Communications, Inc. Class A (a)  4,000  108,250  22404410
TCA Cable TV, Inc.   4,200  159,600  87224110
Tele Communications, Inc. (TCI)
 Series A (a)  8,000  140,000  87924V10
  880,350
RADIO BROADCASTING - 1.3%
Clear Channel Communications, Inc. (a) 3,000 203,813 18450210 TELEVISION BROADCASTING - 1.0%
HSN, Inc.  5,000  165,000  40429R10
TOTAL BROADCASTING   1,249,163
CELLULAR - 3.9%
CELLULAR & COMMUNICATION SERVICES - 3.9%
AirTouch Communications, Inc. (a)  7,000  236,688  00949T10
Mobile Telecommunications
 Technologies, Inc. (a)  6,000  73,500  60740610
Nextel Communications, Inc. Class A (a) 4,000 100,250 65332V10 United States Cellular Corp. (a) 7,000 210,875 91168410
  621,313
COMMUNICATIONS EQUIPMENT - 1.0%
TELEPHONE EQUIPMENT - 1.0%
Nokia Corp. AB sponsored ADR  2,000  155,000  65490220
COMPUTER SERVICES & SOFTWARE - 2.6%
COMPUTER & SOFTWARE STORES - 1.4%
CompUSA, Inc. (a)   6,900  213,469  20493210
COMPUTER SERVICES - 1.0%
America Online, Inc. (a)   2,500  161,250  02364J10

 SHARES VALUE (NOTE 1)
PREPACKAGED COMPUTER SOFTWARE - 0.2%
Spectrum Holobyte, Inc. (a)   8,100 $ 38,981  84762J10
TOTAL COMPUTER SERVICES & SOFTWARE   413,700
CONSUMER ELECTRONICS - 0.7%
RADIOS, TELEVISIONS, STEREOS - 0.7%
Philips Electronics NV  1,500  107,438  71833750
DRUG STORES - 2.0%
CVS Corp.   3,877  218,566  12665010
Rite Aid Corp.   2,000  100,125  76775410
  318,691
DRUGS & PHARMACEUTICALS - 1.0%
PHARMACEUTICAL PREPARATIONS - 1.0%
NBTY, Inc. (a)  3,000  66,750  62878210
Twinlab Corp.   4,000  84,000  90177410
  150,750
ELECTRICAL EQUIPMENT - 1.2%
ELECTRICAL MACHINERY - 1.2%
General Electric Co.   1,000  62,500  36960410
Westinghouse Electric Corp.   5,150  132,613  96040210
  195,113
ELECTRONICS - 0.7%
ELECTRONIC PARTS - WHOLESALE - 0.7%
Brightpoint, Inc. (a)   3,100  116,250  10947310
ENTERTAINMENT - 8.2%
AMUSEMENT & RECREATIONAL SERVICES - 0.6%
IMAX Corp.   4,000  95,118  45245E10
MOTION PICTURE DISTRIBUTION - 0.7%
All American Communications, Inc.
 Class B (non-vtg.) (a)  7,700  107,800  01648040
MOTION PICTURE PRODUCTION - 4.0%
Viacom, Inc. Class B (non-vtg.) (a)  14,500  429,556  92552430
King World Productions, Inc.   5,000  198,750  49566710
  628,306
RECORDS & CD'S - 2.6%
Time Warner, Inc.   8,200  422,300  88731510
RECREATIONAL SERVICES - 0.3%
MGM Grand, Inc. (a)   1,200  48,150  55295310
TOTAL ENTERTAINMENT   1,301,674
FOODS - 2.4%
CANNED SPECIALTIES - 0.9%
Campbell Soup Co.   3,000  139,125  13442910
PACKAGED & FROZEN FOODS - 1.5%
Dreyer's Grand Ice Cream, Inc.   5,100  238,425  26187810
TOTAL FOODS   377,550
GENERAL MERCHANDISE STORES - 7.0%
DEPARTMENT STORES - 1.8%
Federated Department Stores, Inc. (a)  5,300  222,600  31410H10
Stein Mart, Inc. (a)   2,000  56,000  85837510
  278,600
GENERAL MERCHANDISE STORES - 2.4%
Wal-Mart Stores, Inc.   10,900  386,950  93114210
VARIETY STORES - 2.8%
Dollar Tree Stores (a)  7,000  272,125  25674710
99 Cents Only Stores (a)  5,100  163,838  65440K10
  435,963
TOTAL GENERAL MERCHANDISE STORES   1,101,513
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
GROCERY STORES - 1.2%
Safeway, Inc. (a)  3,700 $ 188,469  78651420
HOUSEHOLD PRODUCTS - 3.5%
COSMETICS - 2.7%
Avon Products, Inc.   1,400  89,688  05430310
Gillette Co.   4,000  331,250  37576610
  420,938
SOAPS & DETERGENTS - 0.8%
Procter & Gamble Co.   1,000  133,063  74271810
TOTAL HOUSEHOLD PRODUCTS   554,001
LEASING & RENTAL - 1.5%
VIDEO TAPE RENTAL - 1.5%
Hollywood Entertainment Corp. (a)   14,600  239,075  43614110
LEISURE DURABLES & TOYS - 3.0%
SPORTING & ATHLETIC GOODS - 1.2%
Callaway Golf Co.   1,700  57,269  13119310
K2, Inc.   4,300  133,300  48273210
  190,569
TOYS & GAMES - 1.3%
Mattel, Inc.   6,000  200,625  57708110
TRAVEL TRAILERS AND CAMPERS - 0.5%
Brunswick Corp.   2,500  76,250  11704310
TOTAL LEISURE DURABLES & TOYS   467,444
LODGING & GAMING - 10.0%
HOTELS, MOTELS, & TOURIST COURTS - 10.0%
HFS, Inc. (a)   19,400  1,080,338  40418110
ITT Corp. (a)   2,900  182,156  45091210
Mirage Resorts, Inc. (a)   9,200  246,675  60462E10
Servico, Inc. (a)   5,000  81,875  81764810
  1,591,044
MEDICAL FACILITIES MANAGEMENT - 0.0%
HOME HEALTH CARE AGENCIES - 0.0%
Coram Healthcare Corp.
 warrants 7/11/99 (a)  216  -  21810311
PAPER & FOREST PRODUCTS - 1.7%
PAPER - 1.7%
Kimberly-Clark Corp.   5,700  270,394  49436810
RESTAURANTS - 4.2%
CKE Restaurants, Inc.   2,000  64,500  12561E10
Logan's Roadhouse, Inc. (a)   3,700  90,650  54119810
NPC International, Inc.   7,000  79,625  62936030
PJ America, Inc.   5,100  81,600  72585Q10
Rainforest Cafe, Inc. (a)   8,200  220,375  75086K10
Starbucks Corp. (a)   3,000  123,000  85524410
  659,750
RETAIL & WHOLESALE, MISCELLANEOUS - 6.0%
HOBBY, TOY, & GAME SHOPS - 0.8%
Toys "R" Us, Inc. (a)   3,800  131,338  89233510
RETAIL STORES - 0.9%
Gadzooks, Inc. (a)   7,100  134,900  36255310

 SHARES VALUE (NOTE 1)
RETAIL, GENERAL - 2.5%
Bed Bath & Beyond, Inc. (a)   5,700 $ 176,700  07589610
Officemax, Inc. (a)   8,000  118,500  67622M10
Pier 1 Imports, Inc.   6,000  102,000  72027910
  397,200
SEWING STORES - 0.6%
Fabri-Centers of America, Inc. Class A (a) 4,100 99,938 30284620 STATIONERY & OFFICE SUPPLIES - WHOLESALE - 1.2%
U.S. Office Products Co.   6,000  194,625  91232510
TOTAL RETAIL & WHOLESALE, MISCELLANEOUS   958,001
SERVICES - 2.9%
BEAUTY SHOPS - 2.1%
Steiner Leisure Ltd.   11,000  335,500  85899J22
BUSINESS SERVICES - 0.8%
Premier Technologies, Inc. (a)  4,100  127,356  74058F10
TOTAL SERVICES   462,856
TELEPHONE SERVICES - 1.0%
U.S. WEST Media Group  7,700  154,000  91288920
TEXTILES & APPAREL - 7.7%
APPAREL - 0.6%
Liz Claiborne, Inc.   2,200  98,038  53932010
COTTON MILLS - 0.6%
Galey & Lord, Inc. (a)   4,800  85,500  36352K10
FOOTWEAR - 3.5%
NIKE, Inc. Class B  2,800  149,450  65410610
Reebok International Ltd.   3,000  131,813  75811010
Timberland Co. Class A  4,100  270,856  88710010
  552,119
KNIT OUTERWEAR MILLS - 0.2%
Tultex Corp. (a)   5,300  30,475  89990010
MEN'S & BOYS' CLOTHING - 2.8%
Cutter & Buck, Inc. (a)   7,000  138,250  23221710
Tommy Hilfiger (a)  7,100  309,738  89299B92
  447,988
TOTAL TEXTILES & APPAREL   1,214,120
TOBACCO - 0.4%
TOBACCO MANUFACTURERS - 0.4%
Philip Morris Companies, Inc.   1,600  69,800  71815410
TOTAL COMMON STOCKS
 (Cost $13,873,746)   14,905,659
CONVERTIBLE PREFERRED STOCKS - 1.5%
CELLULAR - 1.5%
CELLULAR & COMMUNICATION SERVICES - 1.5%
AirTouch Communications, Inc. Class B $1.74
 (Cost $182,350)  7,000  229,250  00949T20
CASH EQUIVALENTS - 4.4%
Taxable Central Cash Fund (b)
 (Cost $702,384)  702,384  702,384  31635A10
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $14,758,480) $ 15,837,293
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.65%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage. OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $19,633,267 and $24,400,019, respectively (see Note 3 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $5,120 for the period (see Note 4 of Notes to Financial Statements).
INCOME TAX INFORMATION
At August 31, 1997, the aggregate cost of investment securities for income tax purposes was $14,765,922. Net unrealized appreciation aggregated $1,071,371, of which $1,660,146 related to appreciated investment securities and $588,775 related to depreciated investment securities.
CONSUMER INDUSTRIES PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31,
1997
(UNAUDITED)

ASSETS

INVESTMENT IN                        $ 15,837,293
SECURITIES, AT
VALUE
(COST
$14,758,480
) - SEE
ACCOMPANYIN
G SCHEDULE

RECEIVABLE FOR                        12,488
FUND SHARES
SOLD

DIVIDENDS                             4,390
RECEIVABLE

INTEREST                              2,732
RECEIVABLE

REDEMPTION FEES                       23
RECEIVABLE

OTHER                                 16,014
RECEIVABLES

 TOTAL ASSETS                         15,872,940

LIABILITIES

PAYABLE FOR               $ 55,823
FUND SHARES
REDEEMED

ACCRUED                    8,380
MANAGEMENT
FEE

OTHER PAYABLES             32,712
AND
ACCRUED
EXPENSES

 TOTAL LIABILITIES                    96,915

NET ASSETS                           $ 15,776,025

NET ASSETS
CONSIST OF:

PAID IN CAPITAL                      $ 12,484,103

ACCUMULATED                           (117,903)
NET INVESTMENT
(LOSS)

ACCUMULATED                           2,331,012
UNDISTRIBUTED
NET REALIZED
GAIN (LOSS) ON
INVESTMENTS
AND FOREIGN
CURRENCY
TRANSACTIONS

NET UNREALIZED                        1,078,813
APPRECIATION
(DEPRECIATION)
ON
INVESTMENTS

NET ASSETS, FOR                      $ 15,776,025
674,413
SHARES
OUTSTANDING

NET ASSET                             $23.39
VALUE AND
REDEMPTION
PRICE PER
SHARE
($15,776,02
5 (DIVIDED BY) 674,413
SHARES)

MAXIMUM                               $24.11
OFFERING PRICE
PER SHARE
(100/97.00
OF $23.39)

STATEMENT OF OPERATIONS
 SIX MONTHS
ENDED AUGUST
31, 1997
(UNAUDITED)

INVESTMENT                        $ 46,438
INCOME
DIVIDENDS

INTEREST                           26,649

 TOTAL INCOME                      73,087

EXPENSES

MANAGEMENT           $ 51,378
FEE

TRANSFER AGENT        82,640
FEES

ACCOUNTING FEES       30,304
AND EXPENSES

NON-INTERESTED        39
TRUSTEES'
COMPENSATION

CUSTODIAN FEES        9,899
AND EXPENSES

REGISTRATION FEES     12,194

AUDIT                 9,482

LEGAL                 70

MISCELLANEOUS         43

 TOTAL EXPENSES       196,049
BEFORE
REDUCTIONS

 EXPENSE              (5,059)      190,990
REDUCTIONS

NET INVESTMENT                     (117,903)
INCOME (LOSS)

REALIZED AND
UNREALIZED
GAIN (LOSS)
NET REALIZED
GAIN (LOSS) ON:

 INVESTMENT           2,396,206
SECURITIES

 FOREIGN              73           2,396,279
CURRENCY
TRANSACTIONS

CHANGE IN NET                      (224,613)
UNREALIZED
APPRECIATION
(DEPRECIATION)
ON INVESTMENT
SECURITIES

NET GAIN (LOSS)                    2,171,666

NET INCREASE                      $ 2,053,763
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                             $ 19,065
INFORMATION
SALES CHARGES
PAID TO FDC

 DEFERRED SALES                   $ 472
CHARGES
WITHHELD
 BY FDC

 EXCHANGE FEES                    $ 5,153
WITHHELD BY
FSC

 EXPENSE                          $ 4,964
REDUCTIONS
 DIRECTED
BROKERAGE
ARRANGEMENTS

  CUSTODIAN                        95
CREDITS

                                  $ 5,059

STATEMENT OF CHANGES IN NET ASSETS
INCREASE         SIX MONTHS ENDED   YEAR ENDED
(DECREASE) IN    AUGUST 31, 1997    FEBRUARY 28,
NET ASSETS       (UNAUDITED)        1997

OPERATIONS         $ (117,903)     $ (287,928)
NET
INVESTMENT
INCOME (LOSS)

 NET REALIZED       2,396,279       2,053,365
GAIN (LOSS)

 CHANGE IN NET      (224,613)       (1,279,001)
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE       2,053,763       486,436
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

SHARE               8,584,373       64,681,737
TRANSACTIONS
NET PROCEEDS
FROM SALES OF
SHARES

 COST OF SHARES     (13,281,210)    (69,290,503)
REDEEMED

 REDEMPTION         26,989          152,149
FEES

 NET INCREASE       (4,669,848)     (4,456,617)
(DECREASE)
IN NET
ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL             (2,616,085)     (3,970,181)
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 BEGINNING OF       18,392,110      22,362,291
PERIOD

 END OF PERIOD     $ 15,776,025    $ 18,392,110
(INCLUDING
ACCUMULATED
NET INVESTMENT
LOSS OF
$117,903
AND $0,
RESPECTIVELY)

OTHER
INFORMATION
SHARES

 SOLD               404,342         3,299,962

 REDEEMED           (620,307)       (3,662,924)

 NET INCREASE       (215,965)       (362,962)
(DECREASE)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

             SIX MONTHS ENDED   YEAR ENDED     YEAR ENDED     YEARS ENDED           TEN MONTHS ENDED
             AUGUST 31, 1997    FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,          FEBRUARY 28,

SELECTED     (UNAUDITED)        1997           1996           1995           1994   1993
PER-SHARE
DATA



NET ASSET VALUE,     $ 20.66       $ 17.84    $ 13.91    $ 15.24    $ 12.97    $ 13.81
BEGINNING OF
PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET                  (.15)         (.22)      .08        (.15)      (.20)      (.09)
INVESTMENT
INCOME (LOSS) D

 NET REALIZED         2.85          2.93       3.97       (.60)      3.84       .20
AND
UNREALIZED
GAIN (LOSS)

 TOTAL FROM           2.70          2.71       4.05       (.75)      3.64       .11
INVESTMENT
OPERATIONS



LESS
DISTRIBUTIONS

 FROM NET             -             -          (.02)      -          -          -
INVESTMENT
INCOME

 FROM NET             -             -          (.01)      (.60)      (1.40)     (.97)
REALIZED GAIN

 IN EXCESS OF         -             -          (.20)      -          -          -
NET REALIZED
GAIN

 TOTAL                -             -          (.23)      (.60)      (1.40)     (.97)
DISTRIBUTIONS

REDEMPTION FEES       .03           .11        .11        .02        .03        .02
ADDED TO PAID
IN CAPITAL

NET ASSET VALUE,     $ 23.39       $ 20.66    $ 17.84    $ 13.91    $ 15.24    $ 12.97
END OF PERIOD

TOTAL RETURN B, C     13.21%        15.81%     30.01%     (4.59)%    28.43%     .98%

RATIOS AND
SUPPLEMENTAL
DATA

NET ASSETS, END      $ 15,776      $ 18,392   $ 22,362   $ 20,501   $ 8,374    $ 7,005
OF PERIOD
(000 OMITTED)

RATIO OF              2.27% A       2.49%      1.53% E    2.49% E    2.48% E    2.47% A, E
EXPENSES TO
AVERAGE NET
ASSETS

RATIO OF              2.21% A, F    2.44% F    1.48% F    2.49%      2.48%      2.47% A
EXPENSES TO
AVERAGE NET
ASSETS AFTER
EXPENSE
REDUCTIONS

RATIO OF NET          (1.36)% A     (1.13)%    .46%       (1.08)%    (1.34)%    (.80)% A
INVESTMENT
INCOME (LOSS)
TO AVERAGE NET
ASSETS

PORTFOLIO             239% A        340%       601%       190%       169%       215% A
TURNOVER RATE

AVERAGE              $ .0321       $ .0355
COMMISSION
RATE G


A ANNUALIZED B
 THE TOTAL RETURNS
WOULD HAVE BEEN
LOWER HAD CERTAIN
EXPENSES NOT
BEEN REDUCED
DURING THE PERIODS
SHOWN (SEE NOTE
8 OF NOTES TO
FINANCIAL
STATEMENTS). C
 TOTAL RETURNS DO
NOT INCLUDE THE
ONE TIME SALES
CHARGE AND FOR
PERIODS OF LESS
THAN ONE YEAR ARE
NOT
ANNUALIZED. D
NET INVESTMENT
INCOME (LOSS) PER
SHARE HAS BEEN
CALCULATED BASED
ON AVERAGE SHARES
OUTSTANDING
DURING THE
PERIOD. E DURIN
G THE PERIOD, FMR
AGREED TO
REIMBURSE A
PORTION OF THE
FUND'S EXPENSES,
OR EXPENSES WERE
LIMITED IN
ACCORDANCE WITH A
STATE EXPENSE
LIMITATION.
WITHOUT THIS
REIMBURSEMENT,
THE FUND'S
EXPENSE RATIO
WOULD HAVE BEEN
HIGHER. F FMR
OR THE FUND HAS
ENTERED INTO
VARYING
ARRANGEMENTS
WITH THIRD PARTIES
WHO EITHER PAID OR
REDUCED A PORTION
OF THE FUND'S
EXPENSES (SEE
NOTE 8 OF NOTES
TO FINANCIAL
STATEMENTS). G
 FOR FISCAL YEARS
BEGINNING ON OR
AFTER SEPTEMBER
1, 1995, A FUND
IS REQUIRED TO
DISCLOSE ITS
AVERAGE
COMMISSION RATE
PER SHARE FOR
SECURITY TRADES ON
WHICH
COMMISSIONS ARE
CHARGED.  THIS
AMOUNT MAY VARY
FROM PERIOD TO
PERIOD AND FUND TO
FUND DEPENDING
ON THE MIX OF
TRADES EXECUTED IN
VARIOUS MARKETS
WHERE TRADING
PRACTICES AND
COMMISSION RATE
STRUCTURES MAY
DIFFER.

FOOD AND AGRICULTURE PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value), but does not include certain fees paid by shareholders upon exchange or redemption. If Fidelity had not reimbursed certain fund expenses, the past 10 year total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED             PAST 6   PAST 1   PAST 5    PAST 10
AUGUST 31, 1997           MONTHS   YEAR     YEARS     YEARS

FOOD AND AGRICULTURE      6.43%    26.36%   122.08%   329.80%

FOOD AND AGRICULTURE      3.24%    22.57%   115.42%   316.91%
(INCL. 3% SALES CHARGE)

S&P 500                   14.78%   40.65%   146.47%   266.19%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one, five or 10 years. You can compare the fund's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvestment of dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED             PAST 1   PAST 5   PAST 10
AUGUST 31, 1997           YEAR     YEARS    YEARS

FOOD AND AGRICULTURE      26.36%   17.30%   15.70%

FOOD AND AGRICULTURE      22.57%   16.59%   15.35%
(INCL. 3% SALES CHARGE)

S&P 500                   40.65%   19.77%   13.86%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19970831 19970923 094135 S00000000000001
             Food & Agriculture          S&P 500
             00009                       SP001
  1987/08/31       9700.00                    10000.00
  1987/09/30       9601.77                     9781.00
  1987/10/31       7435.85                     7674.17
  1987/11/30       7106.78                     7041.82
  1987/12/31       7445.33                     7577.70
  1988/01/31       7736.60                     7896.72
  1988/02/29       8119.85                     8264.71
  1988/03/31       8176.06                     8009.33
  1988/04/30       8201.61                     8098.24
  1988/05/31       8262.93                     8168.69
  1988/06/30       8600.20                     8543.63
  1988/07/31       8661.52                     8511.17
  1988/08/31       8656.41                     8221.79
  1988/09/30       9003.89                     8572.04
  1988/10/31       9422.91                     8810.34
  1988/11/30       9203.18                     8684.35
  1988/12/31       9438.77                     8836.33
  1989/01/31       9925.57                     9483.15
  1989/02/28       9746.22                     9247.02
  1989/03/31      10115.16                     9462.47
  1989/04/30      10637.83                     9953.57
  1989/05/31      11293.73                    10356.69
  1989/06/30      11515.64                    10297.66
  1989/07/31      12614.11                    11227.54
  1989/08/31      12419.65                    11447.60
  1989/09/30      12472.21                    11400.66
  1989/10/31      12346.06                    11136.17
  1989/11/30      12813.84                    11363.35
  1989/12/31      13107.38                    11636.07
  1990/01/31      12195.66                    10855.29
  1990/02/28      12370.12                    10995.32
  1990/03/31      12904.77                    11286.70
  1990/04/30      12854.12                    11004.53
  1990/05/31      13974.07                    12077.47
  1990/06/30      14427.37                    11995.34
  1990/07/31      14421.68                    11956.96
  1990/08/31      13369.62                    10876.05
  1990/09/30      12943.12                    10346.39
  1990/10/31      13250.20                    10301.90
  1990/11/30      13796.13                    10967.40
  1990/12/31      14329.91                    11273.39
  1991/01/31      14741.18                    11764.91
  1991/02/28      15851.61                    12606.10
  1991/03/31      16627.16                    12911.17
  1991/04/30      16374.52                    12942.15
  1991/05/31      16973.80                    13501.25
  1991/06/30      16274.46                    12882.90
  1991/07/31      16955.55                    13483.24
  1991/08/31      17630.67                    13802.79
  1991/09/30      17320.00                    13572.29
  1991/10/31      17325.97                    13754.15
  1991/11/30      17206.48                    13199.86
  1991/12/31      19214.92                    14709.93
  1992/01/31      18928.51                    14436.32
  1992/02/29      18822.66                    14623.99
  1992/03/31      18405.48                    14338.83
  1992/04/30      18193.78                    14760.39
  1992/05/31      18355.67                    14832.71
  1992/06/30      18154.97                    14611.71
  1992/07/31      18856.21                    15209.33
  1992/08/31      18772.58                    14897.53
  1992/09/30      19087.81                    15073.32
  1992/10/31      19293.68                    15126.08
  1992/11/30      20033.52                    15641.88
  1992/12/31      20372.81                    15834.28
  1993/01/31      20379.40                    15967.28
  1993/02/28      20326.70                    16184.44
  1993/03/31      20879.99                    16525.93
  1993/04/30      20069.26                    16126.00
  1993/05/31      20701.14                    16558.18
  1993/06/30      20495.09                    16606.20
  1993/07/31      20240.96                    16539.77
  1993/08/31      21209.40                    17166.63
  1993/09/30      21140.71                    17034.45
  1993/10/31      21937.44                    17387.06
  1993/11/30      21683.31                    17221.88
  1993/12/31      22169.17                    17430.27
  1994/01/31      22839.65                    18022.90
  1994/02/28      22702.67                    17534.48
  1994/03/31      21642.88                    16769.97
  1994/04/30      21401.05                    16984.63
  1994/05/31      21245.54                    17263.18
  1994/06/30      21408.45                    16840.23
  1994/07/31      22126.76                    17392.59
  1994/08/31      23533.75                    18105.69
  1994/09/30      23578.18                    17662.10
  1994/10/31      24022.49                    18059.49
  1994/11/30      23437.48                    17401.77
  1994/12/31      23520.15                    17659.84
  1995/01/31      24511.69                    18117.75
  1995/02/28      25003.61                    18823.80
  1995/03/31      25572.40                    19379.29
  1995/04/30      26131.32                    19950.01
  1995/05/31      27069.05                    20747.42
  1995/06/30      27709.83                    21229.38
  1995/07/31      28014.59                    21933.35
  1995/08/31      27967.70                    21988.40
  1995/09/30      30163.55                    22916.31
  1995/10/31      30210.43                    22834.50
  1995/11/30      31398.22                    23836.93
  1995/12/31      32137.65                    24296.03
  1996/01/31      33463.08                    25123.07
  1996/02/29      34485.79                    25355.96
  1996/03/31      33904.89                    25600.14
  1996/04/30      33286.85                    25977.48
  1996/05/31      34514.71                    26647.44
  1996/06/30      34548.35                    26748.97
  1996/07/31      34077.39                    25567.20
  1996/08/31      32992.50                    26106.41
  1996/09/30      34111.03                    27575.68
  1996/10/31      34741.78                    28336.22
  1996/11/30      36491.07                    30478.15
  1996/12/31      36427.86                    29874.38
  1997/01/31      38002.50                    31740.93
  1997/02/28      39172.48                    31989.78
  1997/03/31      38152.05                    30675.32
  1997/04/30      39665.70                    32506.64
  1997/05/31      40833.73                    34485.64
  1997/06/30      42190.14                    36030.60
  1997/07/31      43706.69                    38897.55
  1997/08/29      41690.91                    36718.51
IMATRL PRASUN   SHR__CHT 19970831 19970923 094139 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Select Food and Agriculture Portfolio on August 31, 1987, and the current maximum 3% sales charge was paid. As the chart shows, by August 31, 1997, the value of the investment would have grown to $41,691 - a 316.91% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $36,619 - a 266.19% increase. INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1997
                                 % OF FUND'S
                                 INVESTMENTS

PHILIP MORRIS COMPANIES, INC.    8.0

CAMPBELL SOUP CO.                5.6

HERSHEY FOODS CORP.              4.7

CPC INTERNATIONAL, INC.          4.7

PEPSICO, INC.                    4.6

RALSTON PURINA CO.               4.5

RJR NABISCO HOLDINGS CORP.       4.4

SARA LEE CORP.                   4.0

NABISCO HOLDINGS CORP. CLASS A   4.0

HEINZ (H.J.) CO.                 3.7

TOP INDUSTRIES AS OF AUGUST 31, 1997
FOOD 18.0%
GRAIN MILL PRODUCTS 8.9%
TOBACCO MANUFACTURERS 8.2%
SOFT DRINKS 7.6%
CANNED SPECIALTIES 5.6%
ALL OTHERS 51.7%
ROW: 1, COL: 1, VALUE: 51.7
ROW: 1, COL: 2, VALUE: 5.6
ROW: 1, COL: 3, VALUE: 7.6
ROW: 1, COL: 4, VALUE: 8.199999999999999
ROW: 1, COL: 5, VALUE: 8.9
ROW: 1, COL: 6, VALUE: 18.0
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
FOOD AND AGRICULTURE PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



Scott Offen,
Portfolio Manager of
Fidelity Select Food and Agriculture Portfolio
Q. HOW DID THE FUND PERFORM, SCOTT?
D.C. For the six months that ended August 31, 1997, the fund had a total return of 6.43%, while the Standard & Poor's 500 Index returned 14.78%. For the 12 months that ended August 31, 1997, the fund returned 26.36% and the S&P 500 returned 40.65%.
Q. WHY DID THE FUND AND THE SECTOR LAG THE OVERALL PERFORMANCE OF THE
S&P 500?
D.C. When the future of the economy is uncertain, this sector generally performs best. That's because many of the companies within the sector are capable of sustaining steady, reliable and predictable earnings growth. However, over the past six months the economy has been strong. As a result, other segments of the market posted much better earnings growth and became more attractive to investors.
Q. WHAT SORTS OF THEMES HAVE YOU PURSUED?
D.C. My strategy hasn't changed over the past six months. I've continued to focus on large-capitalization companies that have the resources to cut costs from their operations and take advantage of economies of scale. Examples of this in the fund would be Sara Lee, H.J. Heinz and Hershey Foods - each of which performed well over the past six months. By undertaking this strategy, these companies can reinvest their cost savings back into their businesses through capital expenditures or marketing, in order to increase volume growth to add to market share. I've also focused on some commodity companies, those that I call "close to the farm."
Q. TWO OF THE FUND'S TOP 10 INVESTMENTS AT THE END OF THE PERIOD WERE TOBACCO STOCKS, PHILIP MORRIS AND RJR NABISCO. WHAT'S YOUR READ ON THE RECENT TOBACCO SETTLEMENT AND ITS EFFECT ON THIS GROUP?
D.C. While the market seems to hope that the settlement might be finalized by the end of 1997, I believe it will take longer. At this point, it's difficult to predict either the time frame or the final structure of the settlement. I continued to invest in these companies despite these concerns because of their attractive business prospects. While their stocks struggled somewhat during the period, these companies have demonstrated strength and positive earnings growth both domestically and overseas. In the U.S., the companies enjoy pricing flexibility and margin expansion. Overseas, they've posted solid unit growth. It's a business that has unusually good financial characteristics. Further, I believe the stock prices in this group reflect negative effects of litigation above and beyond the worst-case scenario.
Q. WHAT'S YOUR OUTLOOK?
D.C. There's nothing I can see on the horizon indicating things will be much different in the near future. We may see some action on the tobacco front, but that also may take some time to reach closure. I'll continue to look for companies that are trying to control their destinies by reducing costs, increasing market share, pursuing aggressive marketing tactics or introducing new products to create demand. By doing so, they can create shareholder value. Beyond that, I might look to add some small- and mid-capitalization companies to the fund, because that area of the market has been less expensive and may have more upside in the near future.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


FUND FACTS
START DATE: July 29, 1985
FUND NUMBER: 009
TRADING SYMBOL: FDFAX
SIZE: as of August 31, 1997, more than
$220 million
MANAGER: Scott Offen, since 1996; manager,
Fidelity Select Paper and Forest Products
Portfolio, 1993-1996; Fidelity Select
Brokerage and Investment Management
Portfolio, 1990-1993; Fidelity Select Life
Insurance Portfolio, 1988-1990; joined Fidelity in 1985
(checkmark)
FOOD AND AGRICULTURE PORTFOLIO
INVESTMENTS AUGUST 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 90.7%
 SHARES VALUE (NOTE 1)
AGRICULTURE - 2.9%
CROPS - 2.9%
DEKALB Genetics Corp. Class B  44,500 $ 1,746,625  24487820
Pioneer Hi-Bred International, Inc.   57,000  4,884,188  72368610
  6,630,813
BEVERAGES - 8.4%
MALT BEVERAGE - 0.8%
Anheuser-Busch Companies, Inc.   43,300  1,845,663  03522910
SOFT DRINKS - 7.6%
Coca-Cola Co. (The)  104,900  6,012,081  19121610
PepsiCo, Inc.   293,900  10,580,400  71344810
Whitman Corp.   38,800  950,600  96647K10
  17,543,081
TOTAL BEVERAGES   19,388,744
FOODS - 58.3%
BAKERY PRODUCTS - 1.8%
Earthgrains Co.   10,000  410,000  27031910
Flowers Industries, Inc.   124,100  2,295,850  34349610
Interstate Bakeries Corp.   24,700  1,448,038  46072H10
  4,153,888
CANDY - 4.7%
Hershey Foods Corp.   203,300  10,851,138  42786610
CANNED SPECIALTIES - 5.6%
Campbell Soup Co.   280,300  12,998,913  13442910
COOKIES & CRACKERS - 4.0%
Nabisco Holdings Corp. Class A  220,600  9,154,900  62952610
DAIRY - 2.5%
Dean Foods Co.   60,200  2,671,375  24236110
Suiza Foods Corp. (a)   73,200  3,019,500  86507710
  5,690,875
FOOD - 18.0%
Chiquita Brands International, Inc.   278,300  3,965,775  17003210
Dole Food, Inc.   86,800  3,390,625  25660510
General Mills, Inc.   102,511  6,573,518  37033410
Heinz (H.J.) Co.   206,100  8,578,913  42307410
Kellogg Co.   153,800  6,882,550  48783610
Nestle SA ADR (Reg.)  42,300  2,479,838  64106940
Nestle SA (Reg.)  480  556,382  64106992
Sara Lee Corp.   229,100  9,221,275  80311110
  41,648,876
GENERAL FOOD PREPARATIONS - 5.5%
CPC International, Inc.   121,500  10,828,688  12614910
McCormick & Co., Inc. (non-vtg.)  76,400  1,804,950  57978020
  12,633,638
GRAIN MILL PRODUCTS - 8.9%
Archer-Daniels-Midland Co.   277,885  6,009,263  03948310
Quaker Oats Co.   85,600  4,023,200  74740210
Ralston Purina Co.   115,900  10,431,000  75127730
  20,463,463
MEAT & FISH - 5.0%
ConAgra, Inc.   92,000  5,916,750  20588710
Tyson Foods, Inc.   267,925  5,693,406  90249410
  11,610,156
POULTRY, SLAUGHTER & PROCESSING - 0.0%
Pilgrim's Pride Corp.   2,000  23,500  72146710

 SHARES VALUE (NOTE 1)
SUGAR & CANDIES - 2.3%
Tootsie Roll Industries, Inc.   23,754 $ 1,160,977  89051610
Wrigley (Wm.) Jr. Co.   57,900  4,197,750  98252610
  5,358,727
TOTAL FOODS   134,588,074
GENERAL MERCHANDISE STORES - 0.3%
VARIETY STORES - 0.3%
Costco Companies, Inc. (a)   20,800  750,100  22160Q10
GROCERY STORES - 3.4%
GROCERY - RETAIL - 3.4%
American Stores Co.   45,900  1,087,256  03009610
Dominick's Supermarkets, Inc. (a)   52,400  1,441,000  25715910
Safeway, Inc. (a)   106,200  5,409,563  78651420
  7,937,819
HOUSEHOLD PRODUCTS - 1.5%
SOAPS & DETERGENTS - 1.5%
Unilever:
 PLC Ord.   64,600  1,788,531  90476710
 NV ADR  7,900  1,589,875  90478450
  3,378,406
RESTAURANTS - 3.2%
CKE Restaurants, Inc.   18,300  590,175  12561E10
McDonald's Corp.   117,400  5,554,483  58013510
Rainforest Cafe, Inc. (a)   49,600  1,333,000  75086K10
  7,477,658
TOBACCO - 12.7%
CIGARETTES - 4.4%
RJR Nabisco Holdings Corp.   288,620  10,047,584  74960K87
TOBACCO & TOBACCO PRODUCTS - WHOLESALE - 0.1%
Dimon, Inc.   14,000  336,000  25439410
TOBACCO MANUFACTURERS - 8.2%
Philip Morris Companies, Inc.   422,900  18,449,013  71815410
Standard Commercial Corp.   1,100  15,950  85325810
Universal Corp.   10,000  363,750  91345610
  18,828,713
TOTAL TOBACCO   29,212,297
TOTAL COMMON STOCKS
 (Cost $183,379,118)   209,363,911
CASH EQUIVALENTS - 9.3%
Taxable Central Cash Fund (b)
 (Cost $21,445,450)  21,445,450  21,445,450  31635A10
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $204,824,568) $ 230,809,361
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.65%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage. OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $67,436,700 and $73,839,465, respectively (see Note 3 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $24,896 for the period (see Note 4 of Notes to Financial Statements).
The fund participated in the securities lending program. At the period end, the value of securities loaned and the value of collateral amounted to $9,100,950 and $9,569,200, respectively (see Note 6 of Notes to Financial Statements).
INCOME TAX INFORMATION
At August 31, 1997, the aggregate cost of investment securities for income tax purposes was $205,483,846. Net unrealized appreciation aggregated $25,325,515, of which $26,599,187 related to appreciated investment securities and $1,273,672 related to depreciated investment securities.

FOOD AND AGRICULTURE PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31,           )             )
1997
(UNAUDITED)

ASSETS

INVESTMENT IN                       $ 230,809,361
SECURITIES, AT
VALUE
(COST
$204,824,56
8) - SEE
ACCOMPANYIN
G SCHEDULE

CASH                                 139,300

RECEIVABLE FOR                       1,439,126
INVESTMENTS
SOLD

RECEIVABLE FOR                       346,868
FUND SHARES
SOLD

DIVIDENDS                            259,949
RECEIVABLE

INTEREST                             104,122
RECEIVABLE

REDEMPTION FEES                      385
RECEIVABLE

OTHER                                3,623
RECEIVABLES

 TOTAL ASSETS                        233,102,734

LIABILITIES

PAYABLE FOR           $ 1,377,609
INVESTMENTS
PURCHASED

PAYABLE FOR            1,376,682
FUND SHARES
REDEEMED

ACCRUED                115,727
MANAGEMENT
FEE

OTHER PAYABLES         232,221
AND
ACCRUED
EXPENSES

COLLATERAL ON          9,569,200
SECURITIES
LOANED,
AT VALUE

 TOTAL LIABILITIES                   12,671,439

NET ASSETS                          $ 220,431,295

NET ASSETS
CONSIST OF:

PAID IN CAPITAL                     $ 181,769,108

UNDISTRIBUTED                        1,021,898
NET INVESTMENT
INCOME

ACCUMULATED                          11,655,565
UNDISTRIBUTED
NET REALIZED
GAIN (LOSS) ON
INVESTMENTS
AND FOREIGN
CURRENCY
TRANSACTIONS

NET UNREALIZED                       25,984,724
APPRECIATION
(DEPRECIATION)
ON
INVESTMENTS
AND ASSETS
AND LIABILITIES
IN
FOREIGN
CURRENCIES

NET ASSETS, FOR                     $ 220,431,295
4,979,945
SHARES
OUTSTANDING

NET ASSET                            $44.26
VALUE AND
REDEMPTION
PRICE PER
SHARE
($220,431,2
95 (DIVIDED BY)
4,979,945
SHARES)

MAXIMUM                              $45.63
OFFERING PRICE
PER SHARE
(100/97.00
OF $44.26)

STATEMENT OF OPERATIONS
 SIX MONTHS
ENDED AUGUST
31, 1997
(UNAUDITED)

INVESTMENT                         $ 2,273,494
INCOME
DIVIDENDS

INTEREST                            546,891
(INCLUDING
INCOME ON
SECURITIES
LOANED OF
$37,608)

 TOTAL INCOME                       2,820,385

EXPENSES

MANAGEMENT           $ 712,935
FEE

TRANSFER AGENT        931,697
FEES

ACCOUNTING AND        121,223
SECURITY
LENDING FEES

NON-INTERESTED        528
TRUSTEES'
COMPENSATION

CUSTODIAN FEES        7,456
AND EXPENSES

REGISTRATION FEES     29,313

AUDIT                 13,829

LEGAL                 665

MISCELLANEOUS         1,746

 TOTAL EXPENSES       1,819,392
BEFORE
REDUCTIONS

 EXPENSE              (18,084)      1,801,308
REDUCTIONS

NET INVESTMENT                      1,019,077
INCOME

REALIZED AND
UNREALIZED
GAIN (LOSS)
NET REALIZED
GAIN (LOSS) ON:

 INVESTMENT           12,361,946
SECURITIES

 FOREIGN              (44)          12,361,902
CURRENCY
TRANSACTIONS

CHANGE IN NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
ON:

 INVESTMENT           1,928,449
SECURITIES

 ASSETS AND           (73)          1,928,376
LIABILITIES IN
 FOREIGN
CURRENCIES

NET GAIN (LOSS)                     14,290,278

NET INCREASE                       $ 15,309,355
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                              $ 378,816
INFORMATION
SALES CHARGES
PAID TO FDC

 DEFERRED SALES                    $ 2,529
CHARGES
WITHHELD
 BY FDC

 EXCHANGE FEES                     $ 37,283
WITHHELD BY
FSC

 EXPENSE                           $ 18,063
REDUCTIONS
 DIRECTED
BROKERAGE
ARRANGEMENTS

  CUSTODIAN                         4
CREDITS

  TRANSFER                          17
AGENT CREDITS

                                   $ 18,084

STATEMENT OF CHANGES IN NET ASSETS
INCREASE         SIX MONTHS ENDED   YEAR ENDED
(DECREASE) IN    AUGUST 31, 1997    FEBRUARY 28,
NET ASSETS       (UNAUDITED)        1997

OPERATIONS          $ 1,019,077      $ 2,814,245
NET
INVESTMENT
INCOME

 NET REALIZED        12,361,902       41,584,137
GAIN (LOSS)

 CHANGE IN NET       1,928,376        (16,830,573)
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE        15,309,355       27,567,809
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

DISTRIBUTIONS TO     (704,594)        (1,549,005)
SHAREHOLDERS
FROM NET
INVESTMENT
INCOME

 FROM NET            (13,500,766)     (17,656,169)
REALIZED GAIN

 TOTAL               (14,205,360)     (19,205,174)
DISTRIBUTIONS

SHARE                95,882,663       332,131,288
TRANSACTIONS
NET PROCEEDS
FROM SALES OF
SHARES

 REINVESTMENT        13,983,611       18,966,497
OF
DISTRIBUTIONS

 COST OF SHARES      (114,130,384)    (437,551,907)
REDEEMED

 REDEMPTION          168,848          411,716
FEES

 NET INCREASE        (4,095,262)      (86,042,406)
(DECREASE)
IN NET
ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL              (2,991,267)      (77,679,771)
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 BEGINNING OF        223,422,562      301,102,333
PERIOD

 END OF PERIOD      $ 220,431,295    $ 223,422,562
(INCLUDING
UNDISTRIBUTE
D NET
INVESTMENT
INCOME OF
$1,021,89
8 AND
$1,614,81
8,
RESPECTIVELY)

OTHER
INFORMATION
SHARES

 SOLD                2,219,930        8,035,192

 ISSUED IN           350,995          465,609
REINVESTMENT
OF
DISTRIBUTIONS

 REDEEMED            (2,608,334)      (10,627,722)

 NET INCREASE        (37,409)         (2,126,921)
(DECREASE)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

             SIX MONTHS ENDED   YEAR ENDED     YEAR ENDED     YEARS ENDED           TEN MONTHS ENDED
             AUGUST 31, 1997    FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,          FEBRUARY 28,

SELECTED     (UNAUDITED)        1997           1996           1995           1994   1993
PER-SHARE
DATA



NET ASSET VALUE,     $ 44.53       $ 42.15     $ 32.53     $ 31.49     $ 30.86    $ 29.22
BEGINNING OF
PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET                  .19           .42         .37         .15         .09        .05
INVESTMENT
INCOME D

 NET REALIZED         2.33          4.91        11.61       2.80        3.29       3.26
AND
UNREALIZED
GAIN (LOSS)

 TOTAL FROM           2.52          5.33        11.98       2.95        3.38       3.31
INVESTMENT
OPERATIONS

LESS
DISTRIBUTIONS

 FROM NET             (.14)         (.24)       (.20)       (.08)       (.06)      (.10)
INVESTMENT
INCOME

 FROM NET             (2.68)        (2.77)      (2.20)      (1.85)      (2.70)     (1.57)
REALIZED GAIN

 TOTAL                (2.82)        (3.01)      (2.40)      (1.93)      (2.76)     (1.67)
DISTRIBUTIONS

REDEMPTION FEES       .03           .06         .04         .02         .01        -
ADDED TO PAID
IN CAPITAL

NET ASSET VALUE,     $ 44.26       $ 44.53     $ 42.15     $ 32.53     $ 31.49    $ 30.86
END OF PERIOD

TOTAL RETURN B, C     6.43%         13.59%      37.92%      10.14%      11.69%     11.72%

RATIOS AND
SUPPLEMENTAL
DATA

NET ASSETS, END      $ 220,431     $ 223,423   $ 301,102   $ 197,130   $ 95,010   $ 108,377
OF PERIOD
(000 OMITTED)

RATIO OF              1.51% A       1.52%       1.43%       1.70%       1.65%      1.67% A
EXPENSES TO
AVERAGE NET
ASSETS

RATIO OF              1.50% A, E    1.50% E     1.42% E     1.68% E     1.64% E    1.67% A
EXPENSES TO
AVERAGE NET
ASSETS AFTER
EXPENSE
REDUCTIONS

RATIO OF NET          .85% A        1.01%       .99%        .49%        .29%       .21% A
INVESTMENT
INCOME TO
AVERAGE NET
ASSETS

PORTFOLIO             61% A         91%         124%        126%        96%        515% A
TURNOVER RATE

AVERAGE              $ .0329       $ .0326
COMMISSION
RATE F


A ANNUALIZED B
 THE TOTAL RETURNS
WOULD HAVE BEEN
LOWER HAD CERTAIN
EXPENSES NOT BEEN
REDUCED DURING THE
PERIODS SHOWN
(SEE NOTE 8 OF
NOTES TO FINANCIAL
STATEMENTS). C
 TOTAL RETURNS DO
NOT INCLUDE THE ONE
TIME SALES CHARGE
AND FOR PERIODS OF
LESS THAN ONE YEAR
ARE NOT
ANNUALIZED. D
NET INVESTMENT
INCOME PER SHARE
HAS BEEN
CALCULATED BASED
ON AVERAGE SHARES
OUTSTANDING DURING
THE
PERIOD. E FMR
OR THE FUND HAS
ENTERED INTO
VARYING
ARRANGEMENTS WITH
THIRD PARTIES WHO
EITHER PAID OR
REDUCED A PORTION
OF THE FUND'S
EXPENSES (SEE
NOTE 8 OF NOTES TO
FINANCIAL
STATEMENTS). F
 FOR FISCAL YEARS
BEGINNING ON OR
AFTER SEPTEMBER 1,
1995, A FUND IS
REQUIRED TO
DISCLOSE ITS
AVERAGE
COMMISSION RATE
PER SHARE FOR
SECURITY TRADES ON
WHICH
COMMISSIONS ARE
CHARGED. THIS
AMOUNT MAY VARY
FROM PERIOD TO
PERIOD AND FUND TO
FUND DEPENDING ON
THE MIX OF TRADES
EXECUTED IN
VARIOUS MARKETS
WHERE TRADING
PRACTICES AND
COMMISSION RATE
STRUCTURES MAY
DIFFER.

LEISURE PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value), but does not include certain fees paid by shareholders upon exchange or redemption.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED             PAST 6   PAST 1   PAST 5    PAST 10
AUGUST 31, 1997           MONTHS   YEAR     YEARS     YEARS

LEISURE                   14.29%   21.96%   151.06%   223.56%

LEISURE                   10.86%   18.30%   143.53%   213.85%
(INCL. 3% SALES CHARGE)

S&P 500                   14.78%   40.65%   146.47%   266.19%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one, five or 10 years. You can compare the fund's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvestment of dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED             PAST 1   PAST 5   PAST 10
AUGUST 31, 1997           YEAR     YEARS    YEARS

LEISURE                   21.96%   20.21%   12.46%

LEISURE                   18.30%   19.48%   12.12%
(INCL. 3% SALES CHARGE)

S&P 500                   40.65%   19.77%   13.86%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19970831 19970916 120851 S00000000000001
             Leisure                     S&P 500
             00062                       SP001
  1987/08/31       9700.00                    10000.00
  1987/09/30       9489.92                     9781.00
  1987/10/31       6781.79                     7674.17
  1987/11/30       6309.10                     7041.82
  1987/12/31       7116.06                     7577.70
  1988/01/31       7225.60                     7896.72
  1988/02/29       7857.24                     8264.71
  1988/03/31       8120.12                     8009.33
  1988/04/30       8171.24                     8098.24
  1988/05/31       7959.47                     8168.69
  1988/06/30       8491.09                     8543.63
  1988/07/31       8561.70                     8511.17
  1988/08/31       8227.26                     8221.79
  1988/09/30       8799.52                     8572.04
  1988/10/31       8799.52                     8810.34
  1988/11/30       8461.37                     8684.35
  1988/12/31       8966.74                     8836.33
  1989/01/31       9732.24                     9483.15
  1989/02/28       9576.17                     9247.02
  1989/03/31      10025.81                     9462.47
  1989/04/30      10594.36                     9953.57
  1989/05/31      11122.03                    10356.69
  1989/06/30      11227.50                    10297.66
  1989/07/31      12169.69                    11227.54
  1989/08/31      12267.29                    11447.60
  1989/09/30      12346.12                    11400.66
  1989/10/31      11456.48                    11136.17
  1989/11/30      11591.61                    11363.35
  1989/12/31      11765.07                    11636.07
  1990/01/31      10338.28                    10855.29
  1990/02/28      10246.61                    10995.32
  1990/03/31      10326.32                    11286.70
  1990/04/30       9923.79                    11004.53
  1990/05/31      10744.79                    12077.47
  1990/06/30      10621.24                    11995.34
  1990/07/31      10254.58                    11956.96
  1990/08/31       9070.90                    10876.05
  1990/09/30       8210.04                    10346.39
  1990/10/31       8114.39                    10301.90
  1990/11/30       8760.04                    10967.40
  1990/12/31       9143.17                    11273.39
  1991/01/31       9654.48                    11764.91
  1991/02/28      10395.27                    12606.10
  1991/03/31      10568.39                    12911.17
  1991/04/30      10596.57                    12942.15
  1991/05/31      10962.94                    13501.25
  1991/06/30      10346.96                    12882.90
  1991/07/31      10842.16                    13483.24
  1991/08/31      10954.89                    13802.79
  1991/09/30      11236.71                    13572.29
  1991/10/31      11574.90                    13754.15
  1991/11/30      11019.31                    13199.86
  1991/12/31      12154.65                    14709.93
  1992/01/31      12428.43                    14436.32
  1992/02/29      12863.24                    14623.99
  1992/03/31      12601.55                    14338.83
  1992/04/30      12742.46                    14760.39
  1992/05/31      12818.95                    14832.71
  1992/06/30      12621.68                    14611.71
  1992/07/31      12682.07                    15209.33
  1992/08/31      12500.90                    14897.53
  1992/09/30      12746.48                    15073.32
  1992/10/31      12843.11                    15126.08
  1992/11/30      13716.76                    15641.88
  1992/12/31      14127.42                    15834.28
  1993/01/31      14477.69                    15967.28
  1993/02/28      14401.19                    16184.44
  1993/03/31      15150.04                    16525.93
  1993/04/30      14808.61                    16126.00
  1993/05/31      15872.35                    16558.18
  1993/06/30      16299.52                    16606.20
  1993/07/31      16735.07                    16539.77
  1993/08/31      17886.76                    17166.63
  1993/09/30      18778.79                    17034.45
  1993/10/31      19817.41                    17387.06
  1993/11/30      19080.33                    17221.88
  1993/12/31      19715.34                    17430.27
  1994/01/31      19920.25                    18022.90
  1994/02/28      19750.21                    17534.48
  1994/03/31      18555.61                    16769.97
  1994/04/30      18593.02                    16984.63
  1994/05/31      18396.24                    17263.18
  1994/06/30      17618.73                    16840.23
  1994/07/31      18300.25                    17392.59
  1994/08/31      19029.77                    18105.69
  1994/09/30      19024.97                    17662.10
  1994/10/31      18957.78                    18059.49
  1994/11/30      18146.67                    17401.77
  1994/12/31      18367.44                    17659.84
  1995/01/31      18703.41                    18117.75
  1995/02/28      19538.51                    18823.80
  1995/03/31      20052.05                    19379.29
  1995/04/30      20229.69                    19950.01
  1995/05/31      20621.14                    20747.42
  1995/06/30      21418.54                    21229.38
  1995/07/31      22907.01                    21933.35
  1995/08/31      23641.58                    21988.40
  1995/09/30      23680.24                    22916.31
  1995/10/31      22539.72                    22834.50
  1995/11/30      23274.30                    23836.93
  1995/12/31      23318.90                    24296.03
  1996/01/31      23664.52                    25123.07
  1996/02/29      24933.61                    25355.96
  1996/03/31      25057.82                    25600.14
  1996/04/30      26086.66                    25977.48
  1996/05/31      27157.06                    26647.44
  1996/06/30      27052.22                    26748.97
  1996/07/31      25110.07                    25567.20
  1996/08/31      25733.55                    26106.41
  1996/09/30      26986.01                    27575.68
  1996/10/31      26246.67                    28336.22
  1996/11/30      26991.53                    30478.15
  1996/12/31      26444.87                    29874.38
  1997/01/31      27621.86                    31740.93
  1997/02/28      27461.10                    31989.78
  1997/03/31      26444.87                    30675.32
  1997/04/30      26694.09                    32506.64
  1997/05/31      29196.47                    34485.64
  1997/06/30      30348.17                    36030.60
  1997/07/31      31897.83                    38897.55
  1997/08/29      31385.30                    36718.51
IMATRL PRASUN   SHR__CHT 19970831 19970916 120855 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Select Leisure Portfolio on August 31, 1987, and the current maximum 3% sales charge was paid. As the chart shows, by August 31, 1997, the value of the investment would have grown to $31,385 - a 213.85% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $36,619 - a 266.19% increase. INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1997
                                                    % OF FUND'S
                                                    INVESTMENTS

HFS, INC.                                           8.2

STARBUCKS CORP.                                     6.3

TIME WARNER, INC.                                   5.3

VIACOM, INC. CLASS B (NON-VTG.)                     4.3

BET HOLDINGS, INC. CLASS A                          3.8

NIKE, INC. CLASS B                                  3.3

WESTINGHOUSE ELECTRIC CORP.                         3.2

DISNEY (WALT) CO.                                   3.1

STEINER LEISURE LTD                                 2.9

TELE-COMMUNICATIONS LIBERTY MEDIA GROUP, SERIES A   2.5

TOP INDUSTRIES AS OF AUGUST 31, 1997
ROW: 1, COL: 1, VALUE: 52.0
ROW: 1, COL: 2, VALUE: 4.0
ROW: 1, COL: 3, VALUE: 7.6
ROW: 1, COL: 4, VALUE: 9.1
ROW: 1, COL: 5, VALUE: 13.0
ROW: 1, COL: 6, VALUE: 14.3
CABLE TV OPERATORS 14.3%
HOTELS, MOTELS, &
TOURIST COURTS 13.0%
MOTION PICTURE PRODUCTION 9.1%
RESTAURANTS 7.6%
FOOTWEAR 4.0%
ALL OTHERS 52.0%
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
LEISURE PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



Paul Antico, Portfolio Manager of Fidelity Select Leisure Portfolio
Q. HOW DID THE FUND PERFORM, PAUL?
D.C. For the six- and 12-month periods that ended August 31, 1997, the fund returned 14.29% and 21.96%, respectively. By comparison, the Standard & Poor's 500 Index returned 14.78% and 40.65% for the same time periods.
Q. WHAT FACTORS ACCOUNTED FOR THE FUND'S PERFORMANCE OVER THE PAST SIX
MONTHS?
D.C. The key factors helping the fund's performance during the period were the portfolio's weighting in large-capitalization, blue chip stocks, plus selected investments in attractively valued mid- and small-cap stocks, which helped lift returns nearer to that of the S&P over the past several months. I found excellent value in such companies as Coca-Cola and General Electric, as well as large-cap entertainment stocks such as Walt Disney.
Q. DID YOU MAKE ANY SIGNIFICANT CHANGES IN THE FUND'S BROADCASTING HOLDINGS DURING THE PERIOD?
D.C. Overall, I reduced the fund's weighting in radio broadcasting, while increasing positions in cable television. In the cable television industry, I increased the fund's positions in the networks to a greater degree than the cable operators. With the operators - those companies providing cable service to consumers - I was concerned about the lack of industry standards for both cable and telephone service and how that might increase operating costs and slow market penetration. On the other hand, I was much more optimistic about cable networks. Their ratings have been going up dramatically relative to the broadcast channels, so their advertising rates have gone up. During the period, I increased the fund's positions in such cable networks as BET Holdings.
Q. YOU ALSO SEEMED TO REDUCE YOUR HOLDINGS IN MANY OF THE BLUE-CHIP CONSUMER ISSUES . . .
D.C. That's right. Later in the period I began to feel that valuations in this sector were too high, and that a contraction was starting in this part of the market. I felt that Coca-Cola's stock, for example, was too expensive based on an over-valuing of its bottlers, so I sold some of it. With other companies, such as Procter & Gamble, I began to feel that their valuations were high as well, and I didn't see the same opportunities for appreciation going forward.
Q. WHAT STOCKS PERFORMED WELL DURING THE PERIOD?
D.C. The fund benefited from the strong performance of such diversified companies as General Electric and Nokia. Starbucks also performed very well. I liked this company's plans for expansion both domestically and internationally, its record of terrific growth and its potential to exploit the Starbucks brand name in supermarkets.
Q. WERE THERE ANY DISAPPOINTMENTS?
D.C. Apparel stocks have been a very disappointing group for the fund. Gadzooks, for example, had to pre-announce an earnings disappointment, which hurt its stock. Other disappointments included Viacom, which was affected by problems experienced by its Blockbuster Video subsidiary. Another related disappointment was Hollywood Entertainment, the number two company in its market after Blockbuster. Hollywood's stock was dragged down by Blockbuster's tumble.
Q. HOW ARE YOU POSITIONING THE FUND GOING FORWARD, PAUL?
D.C. Currently, I am optimistic about the market's potential. Change is occurring in many leisure industries, such as cellular, cable and broadcasting, and with change comes opportunity. That having been said, the fund continues to employ a bottom-up stock picking strategy, but is more aggressively investing in cable systems and networks, cellular operators and suppliers, and diversified entertainment companies.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


FUND FACTS
START DATE: May 8, 1984
FUND NUMBER: 062
TRADING SYMBOL: FDLSX
SIZE: as of August 31, 1997, more than
$98 million
MANAGER: Paul Antico, since January 1997;
manager, Fidelity Select Consumer Industries
Portfolio, since January 1997; Fidelity Advisor
Consumer Industries Portfolio, since January
1997; Fidelity Select Industrial Equipment
Portfolio, 1996-February 1997; Fidelity
Select Developing Communications Portfolio,
1993-1996; joined Fidelity in 1991
(checkmark)
LEISURE PORTFOLIO
INVESTMENTS AUGUST 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 94.8%
 SHARES VALUE (NOTE 1)
ADVERTISING - 4.5%
ADVERTISING - 3.7%
Outdoor Systems, Inc. (a)  61,800 $ 1,633,833  69005710
Universal Outdoor Holdings, Inc. (a)  58,700  2,010,475  91377M10
  3,644,308
ADVERTISING AGENCIES - 0.8%
Omnicom Group, Inc.   12,200  826,550  68191910
TOTAL ADVERTISING   4,470,858
APPAREL STORES - 1.1%
GENERAL APPAREL STORES - 1.1%
TJX Companies, Inc.   40,000  1,100,000  87254010
BEVERAGES - 3.0%
DISTILLED & BLENDED LIQUOR - 1.1%
Seagram Co. Ltd.   30,000  1,048,460  81185010
SOFT DRINKS - 1.9%
Coca-Cola Co. (The)  10,000  573,125  19121610
PepsiCo, Inc.   37,382  1,345,752  71344810
  1,918,877
TOTAL BEVERAGES   2,967,337
BROADCASTING - 15.3%
CABLE TV OPERATORS - 14.3%
BET Holdings, Inc. Class A (a)  94,400  3,717,000  08658510
Cox Communications, Inc. Class A (a)  60,700  1,642,694  22404410
TCA Cable TV, Inc.   24,800  942,400  87224110
Tele-Communications Liberty Media Group,
 Series A (a)  95,000  2,505,625  87924V50
Time Warner, Inc.   101,900  5,247,850  88731510
  14,055,569
TELEVISION BROADCASTING - 1.0%
HSN, Inc.   30,000  990,000  40429R10
TOTAL BROADCASTING   15,045,569
CELLULAR - 3.8%
CELLULAR & COMMUNICATION SERVICES - 3.8%
AirTouch Communications, Inc. (a) 50,000 1,690,625 00949T10 Nextel Communications, Inc. Class A (a) 45,000 1,127,813 65332V10
United States Cellular Corp.   30,000  903,750  91168410
  3,722,188
COMMUNICATIONS EQUIPMENT - 0.1%
TELEPHONE EQUIPMENT - 0.1%
Nokia Corp. AB sponsored ADR  1,000  77,500  65490220
COMPUTER SERVICES & SOFTWARE - 2.1%
COMPUTER SERVICES - 1.1%
America Online, Inc. (a)  16,600  1,070,700  02364J10
ELECTRONIC INFORMATION RETRIEVAL - 1.0%
CUC International, Inc. (a)  43,800  1,029,300  12654510
TOTAL COMPUTER SERVICES & SOFTWARE   2,100,000
DRUG STORES - 0.6%
DRUG STORES - 0.6%
CVS Corp.   11,000  620,125  12665010
ELECTRICAL EQUIPMENT - 3.5%
ELECTRICAL MACHINERY - 3.5%
General Electric Co.   4,800  300,000  36960410
Westinghouse Electric Corp.   121,817  3,136,788  96040210
  3,436,788

 SHARES VALUE (NOTE 1)
TV & RADIO COMMUNICATION EQUIPMENT - 0.0%
Leitch Technology Corp.   600 $ 16,343  52543H10
TOTAL ELECTRICAL EQUIPMENT   3,453,131
ELECTRONICS - 0.9%
ELECTRONIC PARTS - WHOLESALE - 0.9%
Brightpoint, Inc. (a)  24,250  909,375  10947310
ENTERTAINMENT - 14.0%
AMUSEMENT & RECREATIONAL SERVICES - 1.3%
IMAX Corp. (a)  55,000  1,307,872  45245E10
MOTION PICTURE DISTRIBUTION - 1.7%
All American Communications, Inc.
 Class B (non-vtg.) (a)  116,800  1,635,200  01648040
MOTION PICTURE PRODUCTION - 9.1%
Cinar Films, Inc. Class B (sub-vtg.) (a)  8,800  281,232  17190530
Disney (Walt) Co.   39,452  3,030,407  25468710
King World Productions, Inc.   35,000  1,391,250  49566710
Viacom, Inc. Class B (non-vtg.) (a)  142,500  4,221,563  92552430
  8,924,452
RECREATIONAL SERVICES - 1.9%
MGM Grand, Inc. (a)  25,100  1,007,138  55295310
Premier Parks, Inc. (a)  25,900  835,275  74054020
  1,842,413
TOTAL ENTERTAINMENT   13,709,937
FOODS - 1.2%
PACKAGED & FROZEN FOODS - 1.2%
Dreyer's Grand Ice Cream, Inc.   25,000  1,168,750  26187810
GENERAL MERCHANDISE STORES - 0.2%
VARIETY STORES - 0.2%
Michaels Stores, Inc.   10,000  244,375  59408710
LEASING & RENTAL - 2.3%
VIDEO TAPE RENTAL - 2.3%
Hollywood Entertainment Corp. (a) 139,500 2,284,313 43614110 LEISURE DURABLES & TOYS - 4.0%
MOTORCYCLES - 0.3%
Harley-Davidson, Inc.   5,000  270,625  41282210
SPORTING & ATHLETIC GOODS - 0.5%
Callaway Golf Co.   14,800  498,575  13119310
TOYS & GAMES - 2.1%
Mattel, Inc.   63,000  2,106,563  57708110
TRAVEL TRAILERS AND CAMPERS - 1.1%
Brunswick Corp.   34,300  1,046,150  11704310
TOTAL LEISURE DURABLES & TOYS   3,921,913
LODGING & GAMING - 14.5%
HOTELS, MOTELS, & TOURIST COURTS - 13.0%
HFS, Inc. (a)  144,400  8,041,275  40418110
Host Marriott Corp. (a)  40,000  780,000  44107810
ITT Corp. (New) (a)  26,200  1,645,688  45091210
Mirage Resorts, Inc. (a)  50,800  1,362,075  60462E10
Sun International Hotels Ltd. Ord. (a)  29,300  985,213  86699N22
  12,814,251
LODGING PLACES, OTHER THAN HOTELS - 1.0%
Doubletree Corp. (a)  19,700  985,000  25862410
RACING & GAMING - 0.5%
Players International, Inc. (a)  130,800  474,150  72790310
TOTAL LODGING & GAMING   14,273,401
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
PUBLISHING - 0.8%
PERIODICALS - 0.8%
Playboy Enterprises, Inc. Class B (a)  63,600 $ 802,950  72811730
REAL ESTATE INVESTMENT TRUSTS - 0.6%
Felcor Suite Hotels, Inc. (REIT)  14,500  551,000  31430510
RESTAURANTS - 7.6%
Rainforest Cafe, Inc. (a)  44,700  1,201,313  75086K10
Starbucks Corp. (a)  152,300  6,244,300  85524410
  7,445,613
RETAIL & WHOLESALE, MISCELLANEOUS - 1.6%
HOBBY, TOY, & GAME SHOPS - 0.5%
Toys "R" Us, Inc. (a)  13,400  463,138  89233510
MAIL ORDER - 0.2%
Comcast Corp. Class A special  10,000  234,375  20030020
RETAIL STORES - 0.9%
Gadzooks, Inc. (a)  45,000  855,000  36255310
TOTAL RETAIL & WHOLESALE, MISCELLANEOUS   1,552,513
SERVICES - 5.1%
BEAUTY SHOPS - 2.9%
Steiner Leisure Ltd.   93,600  2,854,800  85899J22
MISCELLANEOUS BUSINESS SERVICES - 2.2%
Medialink Worldwide, Inc.   200,500  2,205,500  58445P10
TOTAL SERVICES   5,060,300
TELEPHONE SERVICES - 2.0%
TELEPHONE SERVICES - 2.0%
US WEST Media Group  100,100  2,002,000  91288920
TEXTILES & APPAREL - 6.0%
FOOTWEAR - 4.0%
NIKE, Inc. Class B  60,400  3,223,850  65410610
Reebok International Ltd.   16,000  703,000  75811010
  3,926,850
KNIT OUTERWEAR MILLS - 0.2%
Tultex Corp. (a)  43,200  248,400  89990010
MEN'S & BOYS' CLOTHING - 1.8%
Tommy Hilfiger (a)  40,000  1,745,000  89299B92
TOTAL TEXTILES & APPAREL   5,920,250
TOTAL COMMON STOCKS
 (Cost $88,273,940)   93,403,398
CONVERTIBLE PREFERRED STOCKS - 1.1%
CELLULAR - 1.1%
CELLULAR & COMMUNICATION SERVICES - 1.1%
AirTouch Communications, Inc.
 Class B $1.74  28,167  922,469  00949T20
 Class C $2.125  2,034  111,234  00949T30
TOTAL CONVERTIBLE PREFERRED STOCKS
 (Cost $861,809)   1,033,703
CASH EQUIVALENTS - 4.1%
 SHARES VALUE (NOTE 1)
Taxable Central Cash Fund
 (Cost $4,080,569) (b)  4,080,569 $ 4,080,569  31635A10
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $93,216,318)  $ 98,517,670
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.65%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage. OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $111,536,602 and $120,571,271, respectively (see Note 3 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $46,372 for the period (see Note 4 of Notes to Financial Statements).
INCOME TAX INFORMATION
At August 31, 1997, the aggregate cost of investment securities for income tax purposes was $93,216,318. Net unrealized appreciation aggregated $5,301,352, of which $8,476,035 related to appreciated investment securities and $3,174,683 related to depreciated investment securities.
LEISURE PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31,           )             )
1997
(UNAUDITED)

ASSETS

INVESTMENT IN                       $ 98,517,670
SECURITIES, AT
VALUE
(COST
$93,216,318
) - SEE
ACCOMPANYIN
G SCHEDULE

RECEIVABLE FOR                       2,484,960
INVESTMENTS
SOLD

RECEIVABLE FOR                       15,686
FUND SHARES
SOLD

DIVIDENDS                            50,016
RECEIVABLE

REDEMPTION FEES                      83
RECEIVABLE

OTHER                                47,310
RECEIVABLES

 TOTAL ASSETS                        101,115,725

LIABILITIES

PAYABLE FOR           $ 1,868,727
INVESTMENTS
PURCHASED

PAYABLE FOR            232,839
FUND SHARES
REDEEMED

ACCRUED                49,463
MANAGEMENT
FEE

OTHER PAYABLES         81,722
AND
ACCRUED
EXPENSES

 TOTAL LIABILITIES                   2,232,751

NET ASSETS                          $ 98,882,974

NET ASSETS
CONSIST OF:

PAID IN CAPITAL                     $ 80,090,341

UNDISTRIBUTED                        105,875
NET INVESTMENT
INCOME

ACCUMULATED                          13,385,406
UNDISTRIBUTED
NET REALIZED
GAIN (LOSS) ON
INVESTMENTS
AND FOREIGN
CURRENCY
TRANSACTIONS

NET UNREALIZED                       5,301,352
APPRECIATION
(DEPRECIATION)
ON
INVESTMENTS
AND ASSETS
AND LIABILITIES
IN
FOREIGN
CURRENCIES

NET ASSETS, FOR                     $ 98,882,974
1,899,710
SHARES
OUTSTANDING

NET ASSET                            $52.05
VALUE AND
REDEMPTION
PRICE PER
SHARE
($98,882,97
4 (DIVIDED BY)
1,899,710
SHARES)

MAXIMUM                              $53.66
OFFERING PRICE
PER SHARE
(100/97.00
OF $52.05)

STATEMENT OF OPERATIONS
 SIX MONTHS
ENDED AUGUST
31, 1997
(UNAUDITED)

INVESTMENT                          $ 147,235
INCOME
DIVIDENDS

INTEREST                             275,875

 TOTAL INCOME                        423,110

EXPENSES

MANAGEMENT           $ 286,271
FEE

TRANSFER AGENT        354,222
FEES

ACCOUNTING FEES       48,219
AND EXPENSES

NON-INTERESTED        214
TRUSTEES'
COMPENSATION

CUSTODIAN FEES        11,823
AND EXPENSES

REGISTRATION FEES     14,801

AUDIT                 11,147

LEGAL                 618

MISCELLANEOUS         291

 TOTAL EXPENSES       727,606
BEFORE
REDUCTIONS

 EXPENSE              (33,792)       693,814
REDUCTIONS

NET INVESTMENT                       (270,704)
INCOME (LOSS)

REALIZED AND
UNREALIZED
GAIN (LOSS)
NET REALIZED
GAIN (LOSS) ON:

 INVESTMENT           13,435,557
SECURITIES

 FOREIGN              429            13,435,986
CURRENCY
TRANSACTIONS

CHANGE IN NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
ON:

 INVESTMENT           (1,081,476)
SECURITIES

 ASSETS AND           55             (1,081,421)
LIABILITIES IN
 FOREIGN
CURRENCIES

NET GAIN (LOSS)                      12,354,565

NET INCREASE                        $ 12,083,861
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                               $ 42,417
INFORMATION
SALES CHARGES
PAID TO FDC

 DEFERRED SALES                     $ 8,261
CHARGES
WITHHELD
 BY FDC

 EXCHANGE FEES                      $ 7,913
WITHHELD BY
FSC

 EXPENSE                            $ 31,755
REDUCTIONS
 DIRECTED
BROKERAGE
ARRANGEMENTS

  CUSTODIAN                          2,037
CREDITS

                                    $ 33,792

STATEMENT OF CHANGES IN NET ASSETS
INCREASE         SIX MONTHS ENDED   YEAR ENDED
(DECREASE) IN    AUGUST 31, 1997    FEBRUARY 28,
NET ASSETS       (UNAUDITED)        1997

OPERATIONS          $ (270,704)     $ (130,873)
NET
INVESTMENT
INCOME (LOSS)

 NET REALIZED        13,435,986      12,370,765
GAIN (LOSS)

 CHANGE IN NET       (1,081,421)     (3,321,479)
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE        12,083,861      8,918,413
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

DISTRIBUTIONS TO     (4,403,002)     (6,329,218)
SHAREHOLDERS
FROM NET
REALIZED GAINS

SHARE                20,304,635      109,666,003
TRANSACTIONS
NET PROCEEDS
FROM SALES OF
SHARES

 REINVESTMENT        4,315,001       6,225,261
OF
DISTRIBUTIONS

 COST OF SHARES      (31,573,100)    (105,536,133)
REDEEMED

 REDEMPTION          22,193          176,193
FEES

 NET INCREASE        (6,931,271)     10,531,324
(DECREASE)
IN NET
ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL              749,588         13,120,519
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 BEGINNING OF        98,133,386      85,012,867
PERIOD

 END OF PERIOD      $ 98,882,974    $ 98,133,386
(INCLUDING
UNDISTRIBUTE
D NET
INVESTMENT
INCOME OF
$105,875
AND
$376,579,
RESPECTIVELY)

OTHER
INFORMATION
SHARES

 SOLD                410,783         2,311,420

 ISSUED IN           98,091          136,974
REINVESTMENT
OF
DISTRIBUTIONS

 REDEEMED            (660,890)       (2,238,078)

 NET INCREASE        (152,016)       210,316
(DECREASE)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

             SIX MONTHS ENDED   YEAR ENDED     YEAR ENDED     YEARS ENDED           TEN MONTHS ENDED
             AUGUST 31, 1997    FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,          FEBRUARY 28,

SELECTED     (UNAUDITED)        1997           1996           1995           1994   1993
PER-SHARE
DATA



NET ASSET VALUE,     $ 47.83       $ 46.17    $ 40.71    $ 45.30    $ 35.77     $ 31.65
BEGINNING OF
PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET                  (.14)         (.06) G    (.21)      (.21)      (.29)       (.11)
INVESTMENT
INCOME (LOSS) D

 NET REALIZED         6.56          4.47       10.97      (.48)      12.98       4.21
AND
UNREALIZED
GAIN (LOSS)

 TOTAL FROM           6.42          4.41       10.76      (.69)      12.69       4.10
INVESTMENT
OPERATIONS

LESS
DISTRIBUTIONS

 FROM NET             (2.21)        (2.83)     (5.32)     (3.93)     (3.26)      -
REALIZED GAIN

REDEMPTION FEES       .01           .08        .02        .03        .10         .02
ADDED TO PAID
IN CAPITAL

NET ASSET VALUE,     $ 52.05       $ 47.83    $ 46.17    $ 40.71    $ 45.30     $ 35.77
END OF PERIOD

TOTAL RETURN B, C     14.29%        10.14%     27.61%     (1.07)%    37.14%      13.02%

RATIOS AND
SUPPLEMENTAL
DATA

NET ASSETS, END      $ 98,883      $ 98,133   $ 85,013   $ 69,569   $ 105,833   $ 44,824
OF PERIOD
(000 OMITTED)

RATIO OF              1.51% A       1.56%      1.64%      1.64%      1.55%       1.90% A
EXPENSES TO
AVERAGE NET
ASSETS

RATIO OF              1.44% A, E    1.54% E    1.63% E    1.62% E    1.53% E     1.90% A
EXPENSES TO
AVERAGE NET
ASSETS AFTER
EXPENSE
REDUCTIONS

RATIO OF NET          (.56)% A      (.12)%     (.46)%     (.52)%     (.69)%      (.39)% A
INVESTMENT
INCOME (LOSS)
TO AVERAGE NET
ASSETS

PORTFOLIO             255% A        127%       141%       103%       170%        109% A
TURNOVER RATE

AVERAGE              $ .0390       $ .0370
COMMISSION
RATE F


A ANNUALIZED
 B THE TOTAL
RETURNS WOULD
HAVE BEEN LOWER
HAD CERTAIN
EXPENSES NOT
BEEN REDUCED
DURING THE PERIODS
SHOWN (SEE NOTE
8 OF NOTES TO
FINANCIAL
STATEMENTS). C
 TOTAL RETURNS DO
NOT INCLUDE THE
ONE TIME SALES
CHARGE AND FOR
PERIODS OF LESS
THAN ONE YEAR ARE
NOT
ANNUALIZED. D
NET INVESTMENT
INCOME (LOSS) PER
SHARE HAS BEEN
CALCULATED BASED
ON AVERAGE SHARES
OUTSTANDING
DURING THE
PERIOD. E FMR
OR THE FUND HAS
ENTERED INTO
VARYING
ARRANGEMENTS
WITH THIRD PARTIES
WHO EITHER PAID OR
REDUCED A PORTION
OF THE FUND'S
EXPENSES (SEE
NOTE 8 OF NOTES
TO FINANCIAL
STATEMENTS). F
 FOR FISCAL YEARS
BEGINNING ON OR
AFTER SEPTEMBER
1, 1995, A FUND
IS REQUIRED TO
DISCLOSE ITS
AVERAGE
COMMISSION RATE
PER SHARE FOR
SECURITY TRADES ON
WHICH
COMMISSIONS ARE
CHARGED. THIS
AMOUNT MAY VARY
FROM PERIOD TO
PERIOD AND FUND TO
FUND DEPENDING
ON THE MIX OF
TRADES EXECUTED IN
VARIOUS MARKETS
WHERE TRADING
PRACTICES AND
COMMISSION RATE
STRUCTURES MAY
DIFFER. G INVEST
MENT INCOME
(LOSS) PER SHARE
REFLECTS A SPECIAL
DIVIDEND WHICH
AMOUNTED TO
$.23 PER SHARE.

MULTIMEDIA PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value), but does not include certain fees paid by shareholders upon exchange or redemption. If Fidelity had not reimbursed certain fund expenses, the past five year and past 10 year total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED             PAST 6   PAST 1   PAST 5    PAST 10
AUGUST 31, 1997           MONTHS   YEAR     YEARS     YEARS

MULTIMEDIA                17.28%   17.25%   151.22%   284.91%

MULTIMEDIA                13.76%   13.73%   143.69%   273.36%
(INCL. 3% SALES CHARGE)

S&P 500                   14.78%   40.65%   146.47%   266.19%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one, five or 10 years. You can compare the fund's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvestment of dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED             PAST 1   PAST 5   PAST 10
AUGUST 31, 1997           YEAR     YEARS    YEARS

MULTIMEDIA                17.25%   20.23%   14.43%

MULTIMEDIA                13.73%   19.50%   14.08%
(INCL. 3% SALES CHARGE)

S&P 500                   40.65%   19.77%   13.86%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19970831 19970909 145507 S00000000000001
             Multimedia                  S&P 500
             00503                       SP001
  1987/08/31       9700.00                    10000.00
  1987/09/30       9466.76                     9781.00
  1987/10/31       7539.11                     7674.17
  1987/11/30       7017.75                     7041.82
  1987/12/31       8046.47                     7577.70
  1988/01/31       8179.71                     7896.72
  1988/02/29       8727.49                     8264.71
  1988/03/31       9105.02                     8009.33
  1988/04/30       9216.05                     8098.24
  1988/05/31       9060.60                     8168.69
  1988/06/30       9373.55                     8543.63
  1988/07/31       9358.23                     8511.17
  1988/08/31       9005.96                     8221.79
  1988/09/30       9572.66                     8572.04
  1988/10/31       9679.87                     8810.34
  1988/11/30       9603.29                     8684.35
  1988/12/31      10206.72                     8836.33
  1989/01/31      11425.55                     9483.15
  1989/02/28      11401.96                     9247.02
  1989/03/31      11936.68                     9462.47
  1989/04/30      12738.75                     9953.57
  1989/05/31      13352.09                    10356.69
  1989/06/30      13625.49                    10297.66
  1989/07/31      14662.04                    11227.54
  1989/08/31      14646.22                    11447.60
  1989/09/30      14416.75                    11400.66
  1989/10/31      13443.50                    11136.17
  1989/11/30      13522.63                    11363.35
  1989/12/31      13528.36                    11636.07
  1990/01/31      11731.98                    10855.29
  1990/02/28      11435.68                    10995.32
  1990/03/31      11324.56                    11286.70
  1990/04/30      10787.50                    11004.53
  1990/05/31      11815.32                    12077.47
  1990/06/30      11713.47                    11995.34
  1990/07/31      11065.29                    11956.96
  1990/08/31       9630.04                    10876.05
  1990/09/30       8805.93                    10346.39
  1990/10/31       8426.29                    10301.90
  1990/11/30       9296.70                    10967.40
  1990/12/31       9981.91                    11273.39
  1991/01/31      10518.97                    11764.91
  1991/02/28      11296.78                    12606.10
  1991/03/31      11602.35                    12911.17
  1991/04/30      12000.51                    12942.15
  1991/05/31      12065.33                    13501.25
  1991/06/30      11111.59                    12882.90
  1991/07/31      11528.27                    13483.24
  1991/08/31      11889.40                    13802.79
  1991/09/30      12611.65                    13572.29
  1991/10/31      13250.57                    13754.15
  1991/11/30      12343.12                    13199.86
  1991/12/31      13759.85                    14709.93
  1992/01/31      14120.98                    14436.32
  1992/02/29      14908.05                    14623.99
  1992/03/31      14528.40                    14338.83
  1992/04/30      14750.63                    14760.39
  1992/05/31      14972.86                    14832.71
  1992/06/30      15028.42                    14611.71
  1992/07/31      15065.46                    15209.33
  1992/08/31      14861.75                    14897.53
  1992/09/30      14769.15                    15073.32
  1992/10/31      15009.90                    15126.08
  1992/11/30      16102.54                    15641.88
  1992/12/31      16717.95                    15834.28
  1993/01/31      17055.68                    15967.28
  1993/02/28      17130.74                    16184.44
  1993/03/31      17806.21                    16525.93
  1993/04/30      17345.74                    16126.00
  1993/05/31      18528.19                    16558.18
  1993/06/30      19109.88                    16606.20
  1993/07/31      19825.06                    16539.77
  1993/08/31      21512.91                    17166.63
  1993/09/30      22027.85                    17034.45
  1993/10/31      23677.55                    17387.06
  1993/11/30      22132.34                    17221.88
  1993/12/31      23074.19                    17430.27
  1994/01/31      23403.27                    18022.90
  1994/02/28      23103.23                    17534.48
  1994/03/31      21690.13                    16769.97
  1994/04/30      21700.65                    16984.63
  1994/05/31      22498.71                    17263.18
  1994/06/30      21995.82                    16840.23
  1994/07/31      22531.51                    17392.59
  1994/08/31      23887.11                    18105.69
  1994/09/30      23723.13                    17662.10
  1994/10/31      24258.81                    18059.49
  1994/11/30      23493.55                    17401.77
  1994/12/31      23997.98                    17659.84
  1995/01/31      24269.27                    18117.75
  1995/02/28      25264.00                    18823.80
  1995/03/31      26869.14                    19379.29
  1995/04/30      27490.85                    19950.01
  1995/05/31      27637.80                    20747.42
  1995/06/30      28700.36                    21229.38
  1995/07/31      30395.93                    21933.35
  1995/08/31      31356.75                    21988.40
  1995/09/30      32249.75                    22916.31
  1995/10/31      31300.23                    22834.50
  1995/11/30      32509.74                    23836.93
  1995/12/31      32078.78                    24296.03
  1996/01/31      32275.06                    25123.07
  1996/02/29      33342.31                    25355.96
  1996/03/31      32900.69                    25600.14
  1996/04/30      34432.31                    25977.48
  1996/05/31      35575.86                    26647.44
  1996/06/30      33929.65                    26748.97
  1996/07/31      30700.05                    25567.20
  1996/08/31      31843.60                    26106.41
  1996/09/30      33866.81                    27575.68
  1996/10/31      32911.76                    28336.22
  1996/11/30      33514.95                    30478.15
  1996/12/31      32423.16                    29874.38
  1997/01/31      32257.02                    31740.93
  1997/02/28      31835.27                    31989.78
  1997/03/31      30288.88                    30675.32
  1997/04/30      30965.22                    32506.64
  1997/05/31      33921.76                    34485.64
  1997/06/30      36145.71                    36030.60
  1997/07/31      38081.86                    38897.55
  1997/08/29      37336.18                    36718.51
IMATRL PRASUN   SHR__CHT 19970831 19970909 145530 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Select Multimedia Portfolio on August 31, 1987 and the current maximum 3% sales charge was paid. As the chart shows, by August 31, 1997, the value of the investment would have grown to $37,336 - a 273.36% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $36,619 - a 266.19% increase. INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1997
                                               % OF FUND'S
                                               INVESTMENTS

OMNICOM GROUP, INC.                            6.9

WORLDCOM, INC.                                 5.8

MICROSOFT CORP.                                5.4

TIMES MIRROR CO. CLASS A                       5.4

COMPAQ COMPUTER CORP.                          5.0

COGNIZANT CORP.                                4.3

ORACLE CORP.                                   4.1

MOBILE TELECOMMUNICATIONS TECHNOLOGIES, INC.   4.0

GIBSON GREETINGS, INC.                         3.7

ADVO, INC.                                     3.6

TOP INDUSTRIES AS OF AUGUST 31, 1997
7.7
PREPACKAGED COMPUTER
SOFTWARE 14.0%
NEWSPAPERS 11.5%
ADVERTISING AGENCIES 11.4%
BOOK PUBLISHING & PRINTING 9.0%
TELEPHONE SERVICES 8.2%
ALL OTHERS 45.9%
ROW: 1, COL: 1, VALUE: 45.9
ROW: 1, COL: 2, VALUE: 8.199999999999999
ROW: 1, COL: 3, VALUE: 9.0
ROW: 1, COL: 4, VALUE: 11.4
ROW: 1, COL: 5, VALUE: 11.5
ROW: 1, COL: 6, VALUE: 14.0
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
MULTIMEDIA PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



John Porter,
Portfolio Manager of
Fidelity Select Multimedia Portfolio
Q. HOW DID THE FUND PERFORM, JOHN?
D.C. For the six months that ended on August 31, 1997 the fund had a total return of 17.28%. For the year that ended on August 31, 1997, it returned 17.25%. For the same periods, the Standard & Poor's 500 Index returned 14.78% and 40.65%, respectively.
Q. THE FUND'S PERFORMANCE RELATIVE TO THE OVERALL MARKET IMPROVED SUBSTANTIALLY OVER THE PAST SIX MONTHS. WHAT WERE THE PRINCIPAL REASONS?
D.C. I think there were three major factors that contributed to the performance. First, the fund had a significant exposure to advertising agencies, which had a very good year, particularly a very good past six months. We have significant positions in two large advertising agencies, Omnicom Group, Inc., and Interpublic Group, both of which were fantastic stocks over the period. Omnicom, for example, was the largest position in the fund for the past six months. It is up 48% year-to-date. Second, I made a decision early this year to reduce the exposure to publishing stocks, which had been strong contributors to the fund in 1996. During the past six months, market expectations of rising paper costs hurt the performance of print media stocks. The decision to redeploy assets from publishing companies to other areas turned out to be a good one. Third, we started to look more at technology companies.
Q. WOULD YOU ELABORATE ON THE EMPHASIS ON TECHNOLOGY?
D.C. Certainly. Early this year, I started to think critically about multimedia from a technology perspective. I began to look at hardware and software companies in terms of the Internet and access to information, and to take positions in companies such as Microsoft, Intel and Compaq.
Q. HOW ELSE HAS YOUR DEFINITION OF MULTIMEDIA EVOLVED?
D.C. Early this year, the fund became more precisely focused on how information is distributed. I thought more in terms of television distribution, radio distribution, newspaper distribution and, on the software side, on-line access to information. So the fund has become more focused on media/information access.
Q. WHICH INDIVIDUAL STOCKS CONTRIBUTED POSITIVELY TO THE FUND'S
PERFORMANCE?
D.C. I've already mentioned Omnicom, Interpublic and the technology companies. Cognizant Corporation has been one of the best performing stocks. This is a strong growth company with some wonderful franchises and a management team focused on its core businesses. It was spun out of Dun & Bradstreet late in 1996. The company has a 20% growth rate, yet was trading at a lower price-to-earnings multiple than companies with comparable growth. It owns Nielson Media Research, the television rating service, and IMS, which keeps track of pharmaceutical industry market share. It also owns a large position in the Gartner Group, which provides information technology consulting services. Another strong contributor was the Tribune Company, best known for owning the Chicago Tribune. The stock made a solid comeback this year.
Q. WERE THERE ANY DISAPPOINTMENTS?
D.C. Probably the biggest disappointment was the Times-Mirror Co. This newspaper stock was one of the best contributors in 1996 and early 1997, and it's been one of the top five positions in the fund all year long. However, in the last two quarters, concern has grown about a couple of its businesses, especially a legal publishing business whose turnaround has been slower than investors expected. However, the basic story of the company continues to be strong.
Q. WHAT IS YOUR OUTLOOK FOR THE FUND?
D.C. It's very difficult to talk about what may happen over the next six months, and I've tried to position the fund for the next three to five years. I've continued to modestly reduce the exposure to publishing and newspapers, where earnings are slowing. I've readjusted the fund to increase the exposure to technology, geared around access to information. We are witnessing very powerful trends involving Internet usage and on-line access to information. I think the fund is very well positioned for the future.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


FUND FACTS
START DATE: June 30, 1986
FUND NUMBER: 503
TRADING SYMBOL: FBMPX
SIZE: as of August 31, 1997, more than
$48 million
MANAGER: John Porter, since 1996; equity analyst, newspaper and publishing industries, since 1996; joined Fidelity in 1995
(checkmark)
MULTIMEDIA PORTFOLIO
INVESTMENTS AUGUST 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 94.5%
 SHARES VALUE (NOTE 1)
ADVERTISING - 12.0%
ADVERTISING - 0.6%
Cordiant PLC sponsored ADR  50,000 $ 281,250  21851410
ADVERTISING AGENCIES - 11.4%
ADVO, Inc. (a)  95,800  1,766,313  00758510
Interpublic Group of Companies, Inc.   9,000  438,750  46069010
Omnicom Group, Inc.   50,000  3,387,500  68191910
  5,592,563
TOTAL ADVERTISING   5,873,813
BROADCASTING - 4.0%
CABLE TV OPERATORS - 0.9%
TCI Group Class A  25,000  437,500  87924V10
TELEVISION BROADCASTING - 3.1%
Central European Media Class C (a) 15,000 388,125 15399422 HSN, Inc. (a) 35,000 1,155,000 40429R10
  1,543,125
TOTAL BROADCASTING   1,980,625
CELLULAR - 4.0%
CELLULAR & COMMUNICATION SERVICES - 4.0%
Mobile Telecommunications
 Technologies, Inc. (a)  160,000  1,960,000  60740610
COMPUTER SERVICES & SOFTWARE - 18.6%
COMPUTER RELATED SERVICES, NEC - 0.7%
Desktop Data, Inc.   34,500  351,469  25057H10
COMPUTER SERVICES - 3.9%
Barra, Inc. (a)  30,000  1,046,250  06831310
FactSet Research Systems, Inc. (a)  32,000  878,000  30307510
  1,924,250
PREPACKAGED COMPUTER SOFTWARE - 14.0%
CBT Group PLC sponsored ADR (a)  10,000  650,000  12485310
Mapix, Inc.   2,400  28,200  56491010
Microsoft Corp. (a)  20,000  2,643,750  59491810
Netscape Communications Corp.   30,000  1,194,375  64114910
Oracle Corp.   52,500  2,001,563  68389X10
PeopleSoft, Inc. (a)  5,000  281,250  71271310
  6,799,138
TOTAL COMPUTER SERVICES & SOFTWARE   9,074,857
COMPUTERS & OFFICE EQUIPMENT - 6.2%
MINI & MICRO COMPUTERS - 5.0%
Compaq Computer Corp. (a)  37,000  2,423,500  20449310
OFFICE AUTOMATION - 1.2%
Bell & Howell Co. (a)  20,000  612,500  07785210
TOTAL COMPUTERS & OFFICE EQUIPMENT   3,036,000
ELECTRICAL EQUIPMENT - 4.8%
ELECTRICAL MACHINERY - 2.3%
Westinghouse Electric Corp.   43,250  1,113,688  96040210
TV & RADIO COMMUNICATION EQUIPMENT - 2.5%
Scientific-Atlanta, Inc.   56,900  1,237,575  80865510
TOTAL ELECTRICAL EQUIPMENT   2,351,263
ELECTRONICS - 1.9%
SEMICONDUCTORS - 1.9%
Intel Corp.   10,000  921,250  45814010

 SHARES VALUE (NOTE 1)
ENTERTAINMENT - 3.1%
MOTION PICTURE PRODUCTION - 3.1%
Disney (Walt) Co.   20,000 $ 1,536,250  25468710
PRINTING - 1.2%
COMMERCIAL PRINTING, NEC - 1.2%
Donnelley (R.R.) & Sons Co.   15,000  584,063  25786710
PUBLISHING - 28.5%
BOOK PUBLISHING & PRINTING - 9.0%
ACNielsen Corp. (a)  15,000  341,250  00483310
Cognizant Corp.   50,000  2,100,000  19244110
Harcourt General, Inc.   34,500  1,640,902  41163G10
McGraw-Hill, Inc.   5,000  306,563  58064510
  4,388,715
GREETING CARDS - 3.7%
Gibson Greetings, Inc. (a)  80,000  1,800,000  37482710
NEWSPAPERS - 11.5%
Gannett Co., Inc.   7,000  682,063  36473010
New York Times Co. (The) Class A  11,900  562,275  65011110
Times Mirror Co. Class A  51,900  2,630,681  88736410
Tribune Co.   35,000  1,730,313  89604710
  5,605,332
PERIODICALS - 4.3%
Meredith Corp.   33,000  990,000  58943310
Playboy Enterprises, Inc. Class B (a)  90,000  1,136,250  72811730
  2,126,250
TOTAL PUBLISHING   13,920,297
SERVICES - 2.0%
BUSINESS SERVICES - 0.9%
Snyder Communications, Inc. (a)  15,000  429,375  83291410
COMMERCIAL, ECONOMIC, SOCIAL & EDUCATIONAL RESEARCH - 1.1%
Gartner Group, Inc. Class A (a)  20,000  528,750  36665110
TOTAL SERVICES   958,125
TELEPHONE SERVICES - 8.2%
AT&T Corp.   5,000  195,000  00195710
Tel-Save Holdings, Inc. (a)  20,000  357,500  87917610
Telebras sponsored ADR  5,000  590,000  87928710
WorldCom, Inc. (a)  95,000  2,844,063  98155K10
  3,986,563
TOTAL COMMON STOCKS
 (Cost $38,391,654)   46,183,106
CASH EQUIVALENTS - 5.5%
Taxable Central Cash Fund (b)
 (Cost $2,696,596)  2,696,596  2,696,596  31635A10
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $41,088,250)  $ 48,879,702
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.65%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage. OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $23,295,503 and $36,332,695, respectively (see Note 3 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $6,753 for the period (see Note 4 of Notes to Financial Statements).
The fund participated in the bank borrowing program. The maximum loan and average daily balances during the period for which loans were outstanding amounted to $2,952,000 and $2,610,500, respectively. The weighted average interest rate was 5.8% (see Note 7 of Notes to Financial Statements).
INCOME TAX INFORMATION
At August 31, 1997, the aggregate cost of investment securities for income tax purposes was $41,408,517. Net unrealized appreciation aggregated $7,471,185 of which $8,326,069 related to appreciated investment securities and $854,884 related to depreciated investment securities.
MULTIMEDIA PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31,
1997
(UNAUDITED)

ASSETS

INVESTMENT IN                     $ 48,879,702
SECURITIES, AT
VALUE
(COST
$41,088,250
) - SEE
ACCOMPANYIN
G SCHEDULE

RECEIVABLE FOR                     1,084,857
INVESTMENTS
SOLD

RECEIVABLE FOR                     23,764
FUND SHARES
SOLD

DIVIDENDS                          28,132
RECEIVABLE

INTEREST                           16,881
RECEIVABLE

REDEMPTION FEES                    363
RECEIVABLE

 TOTAL ASSETS                      50,033,699

LIABILITIES

PAYABLE FOR           $ 632,213
INVESTMENTS
PURCHASED

PAYABLE FOR            721,838
FUND SHARES
REDEEMED

ACCRUED                25,467
MANAGEMENT
FEE

OTHER PAYABLES         60,863
AND
ACCRUED
EXPENSES

 TOTAL LIABILITIES                 1,440,381

NET ASSETS                        $ 48,593,318

NET ASSETS
CONSIST OF:

PAID IN CAPITAL                   $ 40,693,103

UNDISTRIBUTED                      1,309,754
NET INVESTMENT
INCOME

ACCUMULATED                        (1,200,991)
UNDISTRIBUTED
NET REALIZED
GAIN (LOSS) ON
INVESTMENTS
AND FOREIGN
CURRENCY
TRANSACTIONS

NET UNREALIZED                     7,791,452
APPRECIATION
(DEPRECIATION)
ON
INVESTMENTS

NET ASSETS, FOR                   $ 48,593,318
1,702,376
SHARES
OUTSTANDING

NET ASSET                          $28.54
VALUE AND
REDEMPTION
PRICE PER
SHARE
($48,593,31
8 (DIVIDED BY)
1,702,376
SHARES)

MAXIMUM                            $29.42
OFFERING PRICE
PER SHARE
(100/97.00
OF $28.54)

STATEMENT OF OPERATIONS
 SIX MONTHS
ENDED AUGUST
31, 1997
(UNAUDITED)

INVESTMENT                       $ 145,157
INCOME
DIVIDENDS

INTEREST                          117,156

 TOTAL INCOME                     262,313

EXPENSES

MANAGEMENT           $ 147,498
FEE

TRANSFER AGENT        235,236
FEES

ACCOUNTING FEES       30,567
AND EXPENSES

NON-INTERESTED        115
TRUSTEES'
COMPENSATION

CUSTODIAN FEES        6,729
AND EXPENSES

REGISTRATION FEES     8,532

AUDIT                 10,514

LEGAL                 153

INTEREST              843

MISCELLANEOUS         250

 TOTAL EXPENSES       440,437
BEFORE
REDUCTIONS

 EXPENSE              (3,788)     436,649
REDUCTIONS

NET INVESTMENT                    (174,336)
INCOME (LOSS)

REALIZED AND                      (492,929)
UNREALIZED
GAIN (LOSS)
NET REALIZED
GAIN (LOSS) ON
INVESTMENT
SECURITIES

CHANGE IN NET                     7,852,235
UNREALIZED
APPRECIATION
(DEPRECIATION)
ON INVESTMENT
SECURITIES

NET GAIN (LOSS)                   7,359,306

NET INCREASE                     $ 7,184,970
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                            $ 46,710
INFORMATION
SALES CHARGES
PAID TO FDC

 DEFERRED SALES                  $ 524
CHARGES
WITHHELD
 BY FDC

 EXCHANGE FEES                   $ 8,805
WITHHELD BY
FSC

 EXPENSE                         $ 3,770
REDUCTIONS
 DIRECTED
BROKERAGE
ARRANGEMENTS

  CUSTODIAN                       18
CREDITS

                                 $ 3,788

STATEMENT OF CHANGES IN NET ASSETS
INCREASE         SIX MONTHS ENDED   YEAR ENDED
(DECREASE) IN    AUGUST 31, 1997    FEBRUARY 28,
NET ASSETS       (UNAUDITED)        1997

OPERATIONS          $ (174,336)     $ 1,133,306
NET
INVESTMENT
INCOME (LOSS)

 NET REALIZED        (492,929)       3,649,321
GAIN (LOSS)

 CHANGE IN NET       7,852,235       (9,287,117)
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE        7,184,970       (4,504,490)
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

DISTRIBUTIONS TO     (432,239)       (3,347,638)
SHAREHOLDERS
FROM NET
REALIZED GAINS

 IN EXCESS OF        (708,062)       -
NET REALIZED
GAIN

 TOTAL               (1,140,301)     (3,347,638)
DISTRIBUTIONS

SHARE                15,054,039      42,427,132
TRANSACTIONS
NET PROCEEDS
FROM SALES OF
SHARES

 REINVESTMENT        1,126,619       3,294,839
OF
DISTRIBUTIONS

 COST OF SHARES      (27,830,697)    (78,777,876)
REDEEMED

 REDEMPTION          27,859          109,141
FEES

 NET INCREASE        (11,622,180)    (32,946,764)
(DECREASE)
IN NET
ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL              (5,577,511)     (40,798,892)
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS           54,170,829      94,969,721
BEGINNING OF
PERIOD

  END OF            $ 48,593,318    $ 54,170,829
PERIOD
(INCLUDING
UNDISTRIBUTE
D NET
INVESTMENT
INCOME OF
$1,309,75
4 AND
$1,484,09
0,
RESPECTIVELY)

OTHER
INFORMATION
SHARES

 SOLD                570,703         1,577,831

 ISSUED IN           48,395          127,316
REINVESTMENT
OF
DISTRIBUTIONS

 REDEEMED            (1,091,162)     (3,024,499)

 NET INCREASE        (472,064)       (1,319,352)
(DECREASE)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

             SIX MONTHS ENDED   YEAR ENDED     YEAR ENDED     YEARS ENDED           TEN MONTHS ENDED
             AUGUST 31, 1997    FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,          FEBRUARY 28,

SELECTED     (UNAUDITED)        1997           1996           1995           1994   1993
PER-SHARE
DATA



NET ASSET VALUE,     $ 24.91       $ 27.18    $ 22.35    $ 23.87    $ 18.26    $ 15.93
BEGINNING OF
PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET                  (.09)         .35 E      .02        (.01)      (.10)      (.07)
INVESTMENT
INCOME (LOSS) D

 NET REALIZED         4.26          (1.58)     7.00       1.67       6.28       2.61
AND
UNREALIZED
GAIN (LOSS)

 TOTAL FROM           4.17          (1.23)     7.02       1.66       6.18       2.54
INVESTMENT
OPERATIONS



LESS
DISTRIBUTIONS

 FROM NET             -             -          (.02)      -          -          -
INVESTMENT
INCOME

 FROM NET             (.21)         (1.07)     (2.19)     (3.21)     (.65)      (.23)
REALIZED GAIN

 IN EXCESS OF         (.34)         -          -          -          -          -
NET REALIZED
GAIN

 TOTAL                (.55)         (1.07)     (2.21)     (3.21)     (.65)      (.23)
DISTRIBUTIONS

REDEMPTION FEES       .01           .03        .02        .03        .08        .02
ADDED TO PAID
IN CAPITAL

NET ASSET VALUE,     $ 28.54       $ 24.91    $ 27.18    $ 22.35    $ 23.87    $ 18.26
END OF PERIOD

TOTAL RETURN B, C     17.28%        (4.52)%    31.98%     9.35%      34.86%     16.14%

RATIOS AND
SUPPLEMENTAL
DATA

NET ASSETS, END      $ 48,593      $ 54,171   $ 94,970   $ 38,157   $ 49,177   $ 16,647
OF PERIOD
(000 OMITTED)

RATIO OF              1.77% A       1.60%      1.56%      2.05%      1.66%      2.49% A, G
EXPENSES TO
AVERAGE NET
ASSETS

RATIO OF              1.76% A, F    1.56% F    1.54% F    2.03% F    1.63% F    2.49% A
EXPENSES TO
AVERAGE NET
ASSETS AFTER
EXPENSE
REDUCTIONS

RATIO OF NET          (.70)% A      1.33%      .08%       (.07)%     (.42)%     (.52)% A
INVESTMENT
INCOME (LOSS)
TO AVERAGE NET
ASSETS

PORTFOLIO             101% A        99%        223%       107%       340%       70% A
TURNOVER RATE

AVERAGE              $ .0369       $ .0400
COMMISSION
RATE H


A ANNUALIZED B
 THE TOTAL RETURNS
WOULD HAVE BEEN
LOWER HAD
CERTAIN
EXPENSES NOT
BEEN REDUCED
DURING THE PERIODS
SHOWN (SEE NOTE
8 OF NOTES TO
FINANCIAL
STATEMENTS). C
 TOTAL RETURNS DO
NOT INCLUDE THE
ONE TIME SALES
CHARGE AND FOR
PERIODS OF LESS
THAN ONE YEAR ARE
NOT
ANNUALIZED. D
NET INVESTMENT
INCOME (LOSS) PER
SHARE HAS BEEN
CALCULATED BASED
ON AVERAGE SHARES
OUTSTANDING
DURING THE
PERIOD. E INVES
TMENT INCOME PER
SHARE REFLECTS A
SPECIAL DIVIDEND
WHICH AMOUNTED
TO $.49 PER
SHARE. F FMR
OR THE FUND HAS
ENTERED INTO
VARYING
ARRANGEMENTS
WITH THIRD PARTIES
WHO EITHER PAID OR
REDUCED A PORTION
OF THE FUND'S
EXPENSES (SEE
NOTE 8 OF NOTES
TO FINANCIAL
STATEMENTS). G
 DURING THE
PERIOD, FMR
AGREED TO
REIMBURSE A
PORTION OF THE
FUND'S EXPENSES,
OR EXPENSES WERE
LIMITED IN
ACCORDANCE WITH A
STATE EXPENSE
LIMITATION.
WITHOUT THIS
REIMBURSEMENT,
THE FUND'S
EXPENSE RATIO
WOULD HAVE BEEN
HIGHER. H FOR
FISCAL YEARS
BEGINNING ON OR
AFTER SEPTEMBER
1, 1995, A FUND
IS REQUIRED TO
DISCLOSE ITS
AVERAGE
COMMISSION RATE
PER SHARE FOR
SECURITY TRADES ON
WHICH
COMMISSIONS ARE
CHARGED. THIS
AMOUNT MAY VARY
FROM PERIOD TO
PERIOD AND FUND TO
FUND DEPENDING
ON THE MIX OF
TRADES EXECUTED IN
VARIOUS MARKETS
WHERE TRADING
PRACTICES AND
COMMISSION RATE
STRUCTURES MAY
DIFFER.

RETAILING PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value), but does not include certain fees paid by shareholders upon exchange or redemption. If Fidelity had not reimbursed certain fund expenses, the past 10 year total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED             PAST 6   PAST 1   PAST 5    PAST 10
AUGUST 31, 1997           MONTHS   YEAR     YEARS     YEARS

RETAILING                 22.54%   26.49%   117.01%   328.19%

RETAILING                 18.87%   22.70%   110.50%   315.34%
(INCL. 3% SALES CHARGE)

S&P 500                   14.78%   40.65%   146.47%   266.19%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one, five or 10 years. You can compare the fund's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark reflects reinvestment of dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED             PAST 1   PAST 5   PAST 10
AUGUST 31, 1997           YEAR     YEARS    YEARS

RETAILING                 26.49%   16.76%   15.65%

RETAILING                 22.70%   16.05%   15.30%
(INCL. 3% SALES CHARGE)

S&P 500                   40.65%   19.77%   13.86%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19970831 19970912 162814 S00000000000001
             Retailing                   S&P 500
             00046                       SP001
  1987/08/31       9700.00                    10000.00
  1987/09/30       9008.48                     9781.00
  1987/10/31       6317.15                     7674.17
  1987/11/30       5881.05                     7041.82
  1987/12/31       6458.11                     7577.70
  1988/01/31       6866.06                     7896.72
  1988/02/29       7661.22                     8264.71
  1988/03/31       7758.03                     8009.33
  1988/04/30       8000.03                     8098.24
  1988/05/31       7771.85                     8168.69
  1988/06/30       8456.39                     8543.63
  1988/07/31       8380.33                     8511.17
  1988/08/31       8359.58                     8221.79
  1988/09/30       8850.51                     8572.04
  1988/10/31       9037.20                     8810.34
  1988/11/30       8912.74                     8684.35
  1988/12/31       8957.73                     8836.33
  1989/01/31       9400.69                     9483.15
  1989/02/28       9274.13                     9247.02
  1989/03/31       9717.10                     9462.47
  1989/04/30      10265.53                     9953.57
  1989/05/31      10975.68                    10356.69
  1989/06/30      10780.28                    10297.66
  1989/07/31      11649.66                    11227.54
  1989/08/31      12214.76                    11447.60
  1989/09/30      12185.78                    11400.66
  1989/10/31      11598.95                    11136.17
  1989/11/30      11671.39                    11363.35
  1989/12/31      11603.03                    11636.07
  1990/01/31      10696.81                    10855.29
  1990/02/28      11069.46                    10995.32
  1990/03/31      11975.68                    11286.70
  1990/04/30      11806.29                    11004.53
  1990/05/31      13381.60                    12077.47
  1990/06/30      13212.21                    11995.34
  1990/07/31      12670.17                    11956.96
  1990/08/31      10849.26                    10876.05
  1990/09/30       9638.14                    10346.39
  1990/10/31       9189.26                    10301.90
  1990/11/30      10442.73                    10967.40
  1990/12/31      11019.31                    11273.39
  1991/01/31      12088.98                    11764.91
  1991/02/28      13209.58                    12606.10
  1991/03/31      14584.88                    12911.17
  1991/04/30      14788.62                    12942.15
  1991/05/31      16019.59                    13501.25
  1991/06/30      15510.23                    12882.90
  1991/07/31      16503.49                    13483.24
  1991/08/31      17377.90                    13802.79
  1991/09/30      17191.14                    13572.29
  1991/10/31      16868.54                    13754.15
  1991/11/30      16545.94                    13199.86
  1991/12/31      18527.11                    14709.93
  1992/01/31      19554.46                    14436.32
  1992/02/29      20494.75                    14623.99
  1992/03/31      20085.55                    14338.83
  1992/04/30      19267.15                    14760.39
  1992/05/31      19667.64                    14832.71
  1992/06/30      18749.58                    14611.71
  1992/07/31      19583.70                    15209.33
  1992/08/31      19139.44                    14897.53
  1992/09/30      19710.63                    15073.32
  1992/10/31      21061.54                    15126.08
  1992/11/30      22657.25                    15641.88
  1992/12/31      22617.21                    15834.28
  1993/01/31      22773.25                    15967.28
  1993/02/28      21910.42                    16184.44
  1993/03/31      23599.37                    16525.93
  1993/04/30      22244.82                    16126.00
  1993/05/31      23476.98                    16558.18
  1993/06/30      22912.63                    16606.20
  1993/07/31      23025.50                    16539.77
  1993/08/31      24078.96                    17166.63
  1993/09/30      24812.61                    17034.45
  1993/10/31      25198.25                    17387.06
  1993/11/30      25442.80                    17221.88
  1993/12/31      25564.58                    17430.27
  1994/01/31      24425.67                    18022.90
  1994/02/28      25330.70                    17534.48
  1994/03/31      24801.92                    16769.97
  1994/04/30      25554.41                    16984.63
  1994/05/31      24293.47                    17263.18
  1994/06/30      24090.09                    16840.23
  1994/07/31      24496.85                    17392.59
  1994/08/31      26052.69                    18105.69
  1994/09/30      25544.24                    17662.10
  1994/10/31      25656.10                    18059.49
  1994/11/30      24761.24                    17401.77
  1994/12/31      24283.30                    17659.84
  1995/01/31      24090.09                    18117.75
  1995/02/28      24313.81                    18823.80
  1995/03/31      24588.37                    19379.29
  1995/04/30      23632.49                    19950.01
  1995/05/31      24049.42                    20747.42
  1995/06/30      25584.92                    21229.38
  1995/07/31      27150.93                    21933.35
  1995/08/31      26774.68                    21988.40
  1995/09/30      27578.02                    22916.31
  1995/10/31      26347.59                    22834.50
  1995/11/30      27669.54                    23836.93
  1995/12/31      27191.60                    24296.03
  1996/01/31      26398.43                    25123.07
  1996/02/29      28340.69                    25355.96
  1996/03/31      30445.65                    25600.14
  1996/04/30      32225.20                    25977.48
  1996/05/31      33770.87                    26647.44
  1996/06/30      33170.91                    26748.97
  1996/07/31      29998.22                    25567.20
  1996/08/31      32835.34                    26106.41
  1996/09/30      34014.93                    27575.68
  1996/10/31      33343.78                    28336.22
  1996/11/30      34625.06                    30478.15
  1996/12/31      32863.92                    29874.38
  1997/01/31      32711.02                    31740.93
  1997/02/28      33893.47                    31989.78
  1997/03/31      34321.59                    30675.32
  1997/04/30      34848.67                    32506.64
  1997/05/31      36465.95                    34485.64
  1997/06/30      38783.70                    36030.60
  1997/07/31      42976.25                    38897.55
  1997/08/29      41534.10                    36718.51
IMATRL PRASUN   SHR__CHT 19970831 19970912 162820 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Select Retailing Portfolio on August 31, 1987, and the current maximum 3% sales charge was paid. As the chart shows, by August 31, 1997, the value of the investment would have grown to $41,534 - a 315.34% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $36,619 - a 266.19% increase. INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1997
                                    % OF FUND'S
                                    INVESTMENTS

CVS CORP.                           7.5

FEDERATED DEPARTMENT STORES, INC.   6.3

WAL-MART STORES, INC.               5.9

PAYLESS SHOESOURCE, INC.            5.4

HOME DEPOT, INC.                    5.4

CONSOLIDATED STORES CORP.           5.1

SAFEWAY, INC. (NEW)                 5.1

TJX COMPANIES, INC.                 5.1

DAYTON HUDSON CORP.                 4.9

PROFFITTS, INC.                     4.7

TOP INDUSTRIES AS OF AUGUST 31, 1997
DEPARTMENT STORES 19.1%
DRUG STORES 13.0%
GENERAL MERCHANDISE
STORES 10.9%
GENERAL APPAREL STORES 10.1%
GROCERY-RETAIL 9.4%
ALL OTHERS 37.5% *
ROW: 1, COL: 1, VALUE: 37.5
ROW: 1, COL: 2, VALUE: 9.4
ROW: 1, COL: 3, VALUE: 10.1
ROW: 1, COL: 4, VALUE: 10.9
ROW: 1, COL: 5, VALUE: 13.0
ROW: 1, COL: 6, VALUE: 19.1
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
RETAILING PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



Ramin Arani,
Portfolio Manager of
Fidelity Select Retailing
Portfolio
Q. HOW DID THE FUND PERFORM, RAMIN?
D.C. For the six-month and 12-month periods ending August 31, 1997, the fund returned 22.54% and 26.49%, outperforming its benchmark index, the Standard & Poor's 500 Index, for the past six months and underperforming it for the past 12 months. The index returned 14.78% and 40.65% for the six- and 12-month periods, respectively.
Q. HOW DID THE OVERALL RETAIL SECTOR LOOK DURING THE PAST SIX MONTHS? D.C. The retail sector outperformed the market mostly because retailers planned their inventory levels quite conservatively and sales were better than expected. These two factors resulted in the sector beating earnings expectations.
Q. WHAT FACTORS INFLUENCED THE FUND'S PERFORMANCE OVER THE SIX-MONTH
PERIOD?
D.C. In general, I think there were three reasons why the fund performed so well over the past six months. First, it was overweighted in the drug store industry. This strategy paid off since drug stores were very strong performers due to consolidation in the industry, strong store sales in the front end of the store and the pharmacy, and an increase in third-party penetration. By this I mean that an increasing number of customers belong to an HMO or third-party payer through which the consumer makes only a small co-payment for prescription drugs. As a result, more customers are buying prescription drugs because they're more affordable. A good example of a company that is benefiting from these trends is drug-store chain CVS, the fund's top holding at the end of the period. CVS not only benefited from the third-party trend, but also adjusted its promotional strategy in the front end of the store and notably increased its sales of non-prescription products. In addition, the company has benefited from its acquisition of Revco.
Q. AND THE OTHER REASONS THAT THE FUND LOOKED GOOD?
D.C. The fund was overweighted in two discount stores, Wal-Mart and Dayton Hudson, both solid performers over the period. About 12 months ago, Wal-Mart initiated a plan to reduce inventories, which improved its margins dramatically and allowed it to drive sales at a higher rate. In terms of Dayton Hudson, its Target stores grew their square footage very aggressively, and its Mervyns' division showed a turnaround in earnings. The other reason the fund did well was that it was underweighted in restaurants and supermarkets, which generally were poor performers all year. One notable exception was the supermarket chain Safeway, one of the fund's top holdings. Safeway acquired Vons last year, which has dramatically accelerated its earnings growth outlook.
Q. SO YOU BENEFITED FROM SOME TRENDS IN THE RETAIL SECTOR OVER THE
PERIOD?
D.C. It appears so. However, I should note that generally I don't look for trends. My focus is on specific stocks. I look for companies that are cutting costs and where there are a lot of margin expansion opportunities. I'm also interested in companies with management teams that do smart things with the cash they generate and have aggressive returns on investment targets.
Q. DID YOU EXPERIENCE ANY REGRETS OVER THE PERIOD?
D.C. Sure. Department stores as a group performed very well, and I probably should have owned more of the top performers than I did. I owned Federated, which had superior earnings growth. But I wish I also had owned J.C. Penny's and Dillards, which both turned in stronger-than-expected performances.
Q. RAMIN, HOW DOES THE FUND LOOK GOING FORWARD?
D.C. I continue to be cautious about the sales environment, especially as we approach the Christmas season. Over the past couple of years, Christmas-time sales have been very unpredictable and generally disappointing. Going forward, I'll continue to focus on companies that offer profit margin expansion and generation of strong free cash flow that can be returned to shareholders.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


FUND FACTS
START DATE: December 16, 1985
FUND NUMBER: 046
TRADING SYMBOL: FSRPX
SIZE: as of August 31, 1997, more than
$117 million
MANAGER: Ramin Arani, since January 1997;
joined Fidelity in 1992
(checkmark)
RETAILING PORTFOLIO
INVESTMENTS AUGUST 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 94.7%
 SHARES VALUE (NOTE 1)
APPAREL STORES - 16.1%
GENERAL APPAREL STORES - 10.1%
Gap, Inc.   123,500 $ 5,488,028  36476010
Men's Wearhouse, Inc. (The) (a)  13,000  472,063  58711810
Ross Stores, Inc.   2,900  85,188  77829610
TJX Companies, Inc.   221,200  6,083,000  87254010
  12,128,279
SHOE STORES - 6.0%
Footstar, Inc. (a)  25,930  643,388  34491210
Payless ShoeSource, Inc. (a)  102,000  6,540,750  70437910
  7,184,138
TOTAL APPAREL STORES   19,312,417
COMPUTER SERVICES & SOFTWARE - 0.4%
COMPUTER & SOFTWARE STORES - 0.4%
CompUSA, Inc. (a)  17,100  529,031  20493210
DRUG STORES - 13.0%
CVS Corp.   159,459  8,989,501  12665010
Long Drug Stores, Inc.   2,100  53,156  54316210
Rite Aid Corp.   51,800  2,593,238  76775410
Walgreen Co.   148,200  3,992,138  93142210
  15,628,033
GENERAL MERCHANDISE STORES - 37.9%
DEPARTMENT STORES - 19.1%
Federated Department Stores, Inc. (a) 179,900 7,555,800 31410H10 Kohls Corp. (a) 29,000 1,999,188 50025510
May Department Stores Co. (The)  8,000  430,500  57777810
Meyer (Fred), Inc. (a)  11,900  618,800  59309810
Neiman-Marcus Group, Inc. (a)  9,200  284,050  64020410
Nordstrom, Inc.   22,000  1,287,000  65566410
Proffitts, Inc. (a)  104,752  5,623,873  74292510
Sears, Roebuck & Co.   72,200  4,097,350  81238710
Stein Mart, Inc.   40,000  1,120,000  85837510
  23,016,561
GENERAL MERCHANDISE STORES - 10.9%
Dayton Hudson Corp.   104,400  5,950,800  23975310
Family Dollar Stores, Inc.   3,000  63,750  30700010
Wal-Mart Stores, Inc.   200,100  7,103,550  93114210
  13,118,100
VARIETY STORES - 7.9%
Consolidated Stores Corp. (a)  164,218  6,147,911  21014910
Costco Companies, Inc. (a)  33,700  1,215,306  22160Q10
Dollar Tree Stores (a)  17,700  688,088  25674710
Michaels Stores, Inc.   47,500  1,160,781  59408710
Woolworth Corp. (a)  11,700  261,788  98088310
  9,473,874
TOTAL GENERAL MERCHANDISE STORES   45,608,535
GROCERY STORES - 9.4%
GROCERY - RETAIL - 9.4%
American Stores Co.   102,400  2,425,600  03009610
Dominick's Supermarkets, Inc. (a)  62,000  1,705,000  25715910
Hannaford Brothers Co.   15,000  510,000  41055010
Kroger Co. (The) (a)  18,400  554,300  50104410
Safeway, Inc. (New) (a)  119,487  6,086,369  78651420
  11,281,269

 SHARES VALUE (NOTE 1)
LODGING & GAMING - 0.7%
HOTELS, MOTELS, & TOURIST COURTS - 0.7%
HFS, Inc. (a)  15,000 $ 835,313  40418110
REAL ESTATE INVESTMENT TRUSTS - 0.0%
REAL ESTATE INVESTMENT TRUSTS - 0.0%
Equity Office Properties Trust (REIT)  100  2,919  29474110
RESTAURANTS - 1.2%
RESTAURANTS - 1.2%
McDonald's Corp.   7,800  369,038  58013510
Starbucks Corp. (a)  26,500  1,086,500  85524410
  1,455,538
RETAIL & WHOLESALE, MISCELLANEOUS - 15.5%
BUILDING MATERIALS - RETAIL - 5.4%
Home Depot, Inc.   137,300  6,478,844  43707610
HOBBY, TOY, & GAME SHOPS - 3.0%
Toys "R" Us, Inc. (a)  106,391  3,677,139  89233510
JEWELRY STORES - 0.2%
Tiffany & Co., Inc.   4,600  208,150  88654710
LUMBER & BUILDING MATERIALS - RETAIL - 2.2%
Lowe's Companies, Inc.   75,700  2,616,381  54866110
MAIL ORDER - 0.0%
Viking Office Products, Inc. (a)  200  4,225  92691310
RETAIL STORES - 0.5%
Gadzooks, Inc.   30,000  570,000  36255310
RETAIL, GENERAL - 2.2%
Bed Bath & Beyond, Inc. (a)  27,000  837,000  07589610
Staples, Inc. (a)  76,000  1,786,000  85503010
  2,623,000
STATIONERY & OFFICE SUPPLIES - WHOLESALE - 2.0%
Corporate Express, Inc.   104,500  1,783,031  21988810
U.S. Office Products Co.   20,500  664,969  91232510
  2,448,000
TOTAL RETAIL & WHOLESALE, MISCELLANEOUS   18,625,739
TEXTILES & APPAREL - 0.5%
APPAREL - 0.5%
Liz Claiborne, Inc.   13,500  601,594  53932010
Polo Ralph Lauren Corp. Class A  400  10,500  73157210
  612,094
TOTAL COMMON STOCKS
 (Cost $100,640,681)   113,890,888
CASH EQUIVALENTS - 5.3%
Taxable Central Cash Fund (b)
 (Cost $6,404,511)   6,404,511  6,404,511  31635A10
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $107,045,192)  $ 120,295,399
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.65%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage. OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $213,013,910 and $159,377,357, respectively (see Note 3 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $44,282 for the period (see Note 4 of Notes to Financial Statements).
The fund participated in the security lending program. At the period end, there were no loans outstanding (see Note 6 of Notes to Financial Statements).
The fund participated in the bank borrowing program. The maximum loan and the average daily loan balances during the periods for which loans were outstanding amounted to $9,812,000 and $4,757,778, respectively. The weighted average interest rate paid was 5.8% (see Note 7 of Notes to Financial Statements).
INCOME TAX INFORMATION
At August 31, 1997, the aggregate cost of investment securities for income tax purposes was $107,427,188. Net unrealized appreciation aggregated $12,868,211, of which $14,270,164 related to appreciated investment securities and $1,401,953 related to depreciated investment securities.
RETAILING PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31,
1997
(UNAUDITED)

ASSETS

INVESTMENT IN                       $ 120,295,399
SECURITIES, AT
VALUE
(COST
$107,045,19
2) - SEE
ACCOMPANYIN
G SCHEDULE

RECEIVABLE FOR                       402,371
INVESTMENTS
SOLD

RECEIVABLE FOR                       119,956
FUND SHARES
SOLD

DIVIDENDS                            50,663
RECEIVABLE

INTEREST                             42,344
RECEIVABLE

REDEMPTION FEES                      334
RECEIVABLE

OTHER                                21,910
RECEIVABLES

 TOTAL ASSETS                        120,932,977

LIABILITIES

PAYABLE FOR           $ 3,031,890
FUND SHARES
REDEEMED

ACCRUED                63,910
MANAGEMENT
FEE

OTHER PAYABLES         126,005
AND
ACCRUED
EXPENSES

 TOTAL LIABILITIES                   3,221,805

NET ASSETS                          $ 117,711,172

NET ASSETS
CONSIST OF:

PAID IN CAPITAL                     $ 106,870,412

ACCUMULATED                          (486,709)
NET INVESTMENT
(LOSS)

ACCUMULATED                          (1,922,738)
UNDISTRIBUTED
NET REALIZED
GAIN (LOSS) ON
INVESTMENTS
AND FOREIGN
CURRENCY
TRANSACTIONS

NET UNREALIZED                       13,250,207
APPRECIATION
(DEPRECIATION)
ON
INVESTMENTS

NET ASSETS, FOR                     $ 117,711,172
2,919,205
SHARES
OUTSTANDING

NET ASSET                            $40.32
VALUE AND
REDEMPTION
PRICE PER
SHARE
($117,711,1
72 (DIVIDED BY)
2,919,205
SHARES)

MAXIMUM                              $41.57
OFFERING PRICE
PER SHARE
(100/97.00
OF $40.32)

STATEMENT OF OPERATIONS
 SIX MONTHS
ENDED AUGUST
31, 1997
(UNAUDITED)

INVESTMENT                        $ 245,299
INCOME
DIVIDENDS

INTEREST                           246,357
(INCLUDING
INCOME ON
SECURITIES
LOANED OF
$30,943)

 TOTAL INCOME                      491,656

EXPENSES

MANAGEMENT           $ 330,132
FEE

TRANSFER AGENT        556,876
FEES

ACCOUNTING AND        57,391
SECURITY
LENDING FEES

NON-INTERESTED        248
TRUSTEES'
COMPENSATION

CUSTODIAN FEES        13,304
AND EXPENSES

REGISTRATION FEES     34,341

AUDIT                 12,070

LEGAL                 443

INTEREST              6,942

MISCELLANEOUS         259

 TOTAL EXPENSES       1,012,006
BEFORE
REDUCTIONS

 EXPENSE              (33,641)     978,365
REDUCTIONS

NET INVESTMENT                     (486,709)
INCOME (LOSS)

REALIZED AND
UNREALIZED
GAIN (LOSS)
NET REALIZED
GAIN (LOSS) ON:

 INVESTMENT           (954,961)
SECURITIES

 FOREIGN              (2)          (954,963)
CURRENCY
TRANSACTIONS

CHANGE IN NET                      8,538,926
UNREALIZED
APPRECIATION
(DEPRECIATION)
ON INVESTMENT
SECURITIES

NET GAIN (LOSS)                    7,583,963

NET INCREASE                      $ 7,097,254
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                             $ 143,483
INFORMATION
SALES CHARGES
PAID TO FDC

 DEFERRED SALES                   $ 1,268
CHARGES
WITHHELD
 BY FDC

 EXCHANGE FEES                    $ 48,608
WITHHELD BY
FSC

 EXPENSE                          $ 32,653
REDUCTIONS
 DIRECTED
BROKERAGE
ARRANGEMENTS

  CUSTODIAN                        988
CREDITS

                                  $ 33,641

STATEMENT OF CHANGES IN NET ASSETS
INCREASE         SIX MONTHS ENDED   YEAR ENDED
(DECREASE) IN    AUGUST 31, 1997    FEBRUARY 28,
NET ASSETS       (UNAUDITED)        1997

OPERATIONS          $ (486,709)      $ (863,712)
NET
INVESTMENT
INCOME (LOSS)

 NET REALIZED        (954,963)        7,830,939
GAIN (LOSS)

 CHANGE IN NET       8,538,926        2,577,741
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE        7,097,254        9,544,968
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

DISTRIBUTIONS TO     (1,103,164)      (523,662)
SHAREHOLDERS
FROM NET
REALIZED GAIN

 IN EXCESS OF        (967,775)        -
NET REALIZED
GAIN

 TOTAL               (2,070,939)      (523,662)
DISTRIBUTIONS

SHARE                280,507,349      606,855,160
TRANSACTIONS
NET PROCEEDS
FROM SALES OF
SHARES

 REINVESTMENT        2,058,854        520,661
OF
DISTRIBUTIONS

 COST OF SHARES      (230,149,606)    (601,757,660)
REDEEMED

 REDEMPTION          919,895          657,715
FEES

 NET INCREASE        53,336,492       6,275,876
(DECREASE)
IN NET
ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL              58,362,807       15,297,182
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 BEGINNING OF        59,348,365       44,051,183
PERIOD

 END OF PERIOD      $ 117,711,172    $ 59,348,365
(INCLUDING
ACCUMULATED
NET INVESTMENT
LOSS OF
$486,709
AND $0,
RESPECTIVELY)

OTHER
INFORMATION
SHARES

 SOLD                7,769,945        19,012,106

 ISSUED IN           62,088           15,768
REINVESTMENT
OF
DISTRIBUTIONS

 REDEEMED            (6,697,887)      (18,823,522)

 NET INCREASE        1,134,146        204,352
(DECREASE)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

             SIX MONTHS ENDED   YEAR ENDED     YEAR ENDED     YEARS ENDED           TEN MONTHS ENDED
             AUGUST 31, 1997    FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,          FEBRUARY 28,

SELECTED     (UNAUDITED)        1997           1996           1995           1994   1993
PER-SHARE
DATA



NET ASSET VALUE,     $ 33.25       $ 27.87    $ 23.91    $ 24.91    $ 23.87    $ 22.13
BEGINNING OF
PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET                  (.16)         (.13)      (.14)      (.18)      (.22)      (.08)
INVESTMENT
INCOME (LOSS) D

 NET REALIZED         7.28          5.49       4.07       (.96)      3.85       2.93
AND
UNREALIZED
GAIN (LOSS)

 TOTAL FROM           7.12          5.36       3.93       (1.14)     3.63       2.85
INVESTMENT
OPERATIONS

LESS
DISTRIBUTIONS

 FROM NET             (.19)         (.08)      -          -          (2.63)     (1.17)
REALIZED GAIN

 IN EXCESS OF         (.16)         -          -          -          -          -
NET REALIZED
GAIN

 TOTAL                (.35)         (.08)      -          -          (2.63)     (1.17)
DISTRIBUTIONS

REDEMPTION FEES       .30           .10        .03        .14        .04        .06
ADDED TO PAID
IN CAPITAL

NET ASSET VALUE,     $ 40.32       $ 33.25    $ 27.87    $ 23.91    $ 24.91    $ 23.87
END OF PERIOD

TOTAL RETURN B, C     22.54%        19.59%     16.56%     (4.01)%    15.61%     13.72%

RATIOS AND
SUPPLEMENTAL
DATA

NET ASSETS, END      $ 117,711     $ 59,348   $ 44,051   $ 31,090   $ 52,790   $ 74,878
OF PERIOD
(000 OMITTED)

RATIO OF              1.82% A       1.45%      1.94%      2.07%      1.86%      1.77% A
EXPENSES TO
AVERAGE NET
ASSETS

RATIO OF              1.76% A, E    1.39% E    1.92% E    1.96% E    1.83% E    1.77% A
EXPENSES TO
AVERAGE NET
ASSETS AFTER
EXPENSE
REDUCTIONS

RATIO OF NET          (.87)% A      (.39)%     (.53)%     (.74)%     (.87)%     (.44)% A
INVESTMENT
INCOME TO
AVERAGE NET
ASSETS

PORTFOLIO             312% A        278%       235%       481%       154%       171% A
TURNOVER RATE

AVERAGE              $ .0392       $ .0403
COMMISSION
RATE F


A ANNUALIZED B
 THE TOTAL RETURNS
WOULD HAVE BEEN
LOWER HAD CERTAIN
EXPENSES NOT
BEEN REDUCED
DURING THE PERIODS
SHOWN SEE (NOTE
8 OF NOTES TO
FINANCIAL
STATEMENTS). C
TOTAL RETURNS DO
NOT INCLUDE THE
ONE TIME SALES
CHARGE AND FOR
PERIODS OF LESS
THAN ONE YEAR ARE
NOT
ANNUALIZED. D N
ET INVESTMENT
INCOME (LOSS) PER
SHARE HAS BEEN
CALCULATED BASED
ON AVERAGE SHARES
OUTSTANDING
DURING THE
PERIOD. E FMR
OR THE FUND HAS
ENTERED INTO
VARYING
ARRANGEMENTS
WITH THIRD PARTIES
WHO EITHER PAID OR
REDUCED A PORTION
OF THE FUND'S
EXPENSES (SEE
NOTE 8 OF NOTES
TO FINANCIAL
STATEMENTS). F
FOR FISCAL YEARS
BEGINNING ON OR
AFTER SEPTEMBER
1, 1995, A FUND
IS REQUIRED TO
DISCLOSE ITS
AVERAGE
COMMISSION RATE
PER SHARE FOR
SECURITY TRADES ON
WHICH
COMMISSIONS ARE
CHARGED. THIS
AMOUNT MAY VARY
FROM PERIOD TO
PERIOD AND FUND TO
FUND DEPENDING
ON THE MIX OF
TRADES EXECUTED IN
VARIOUS MARKETS
WHERE TRADING
PRACTICES AND
COMMISSION RATE
STRUCTURES MAY
DIFFER.


AIR TRANSPORTATION PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value), but does not include certain fees paid by shareholders upon exchange or redemption. If Fidelity had not reimbursed certain fund expenses, the past five year and past 10 year total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED             PAST 6   PAST 1   PAST 5    PAST 10
AUGUST 31, 1997           MONTHS   YEAR     YEARS     YEARS

AIR TRANSPORTATION        23.53%   26.31%   115.79%   137.50%

AIR TRANSPORTATION        19.83%   22.52%   109.32%   130.38%
(INCL. 3% SALES CHARGE)

S&P 500                   14.78%   40.65%   146.47%   266.19%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one, five or 10 years. You can compare the fund's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvestment of dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED             PAST 1   PAST 5   PAST 10
AUGUST 31, 1997           YEAR     YEARS    YEARS

AIR TRANSPORTATION        26.31%   16.63%   9.04%

AIR TRANSPORTATION        22.52%   15.92%   8.70%
(INCL. 3% SALES CHARGE)

S&P 500                   40.65%   19.77%   13.86%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19970831 19970909 114323 S00000000000001
             Air Transportation          S&P 500
             00034                       SP001
  1987/08/31       9700.00                    10000.00
  1987/09/30       9345.39                     9781.00
  1987/10/31       6523.31                     7674.17
  1987/11/30       6080.05                     7041.82
  1987/12/31       6336.57                     7577.70
  1988/01/31       6514.00                     7896.72
  1988/02/29       7054.72                     8264.71
  1988/03/31       7358.87                     8009.33
  1988/04/30       7274.38                     8098.24
  1988/05/31       7164.55                     8168.69
  1988/06/30       8085.47                     8543.63
  1988/07/31       7848.90                     8511.17
  1988/08/31       7409.56                     8221.79
  1988/09/30       7899.59                     8572.04
  1988/10/31       8051.67                     8810.34
  1988/11/30       7865.80                     8684.35
  1988/12/31       8178.40                     8836.33
  1989/01/31       8938.79                     9483.15
  1989/02/28       9107.77                     9247.02
  1989/03/31       9564.00                     9462.47
  1989/04/30       9944.19                     9953.57
  1989/05/31      10197.66                    10356.69
  1989/06/30      10146.68                    10297.66
  1989/07/31      10861.12                    11227.54
  1989/08/31      11686.12                    11447.60
  1989/09/30      11226.84                    11400.66
  1989/10/31      10342.30                    11136.17
  1989/11/30      10240.24                    11363.35
  1989/12/31      10332.02                    11636.07
  1990/01/31       9268.69                    10855.29
  1990/02/28       9658.57                    10995.32
  1990/03/31      10163.66                    11286.70
  1990/04/30       9791.49                    11004.53
  1990/05/31      10473.79                    12077.47
  1990/06/30      10500.38                    11995.34
  1990/07/31      10181.38                    11956.96
  1990/08/31       8568.66                    10876.05
  1990/09/30       7709.14                    10346.39
  1990/10/31       8116.75                    10301.90
  1990/11/30       7992.69                    10967.40
  1990/12/31       8453.47                    11273.39
  1991/01/31       9454.77                    11764.91
  1991/02/28      10518.10                    12606.10
  1991/03/31      10473.79                    12911.17
  1991/04/30      10216.82                    12942.15
  1991/05/31      10819.38                    13501.25
  1991/06/30      10591.24                    12882.90
  1991/07/31      10916.85                    13483.24
  1991/08/31      10781.18                    13802.79
  1991/09/30      10419.39                    13572.29
  1991/10/31      10925.89                    13754.15
  1991/11/30      10437.48                    13199.86
  1991/12/31      11586.15                    14709.93
  1992/01/31      12255.45                    14436.32
  1992/02/29      12807.17                    14623.99
  1992/03/31      12056.47                    14338.83
  1992/04/30      11432.39                    14760.39
  1992/05/31      11586.15                    14832.71
  1992/06/30      11209.92                    14611.71
  1992/07/31      11145.49                    15209.33
  1992/08/31      10676.11                    14897.53
  1992/09/30      11025.84                    15073.32
  1992/10/31      11421.60                    15126.08
  1992/11/30      11697.70                    15641.88
  1992/12/31      12347.10                    15834.28
  1993/01/31      12458.76                    15967.28
  1993/02/28      12654.15                    16184.44
  1993/03/31      14049.83                    16525.93
  1993/04/30      14208.65                    16126.00
  1993/05/31      15020.31                    16558.18
  1993/06/30      13900.78                    16606.20
  1993/07/31      14376.58                    16539.77
  1993/08/31      15234.88                    17166.63
  1993/09/30      14927.01                    17034.45
  1993/10/31      15785.32                    17387.06
  1993/11/30      15822.64                    17221.88
  1993/12/31      16160.78                    17430.27
  1994/01/31      16784.89                    18022.90
  1994/02/28      16189.15                    17534.48
  1994/03/31      15252.98                    16769.97
  1994/04/30      15152.67                    16984.63
  1994/05/31      14519.21                    17263.18
  1994/06/30      14076.80                    16840.23
  1994/07/31      14810.80                    17392.59
  1994/08/31      15373.88                    18105.69
  1994/09/30      13654.49                    17662.10
  1994/10/31      13765.10                    18059.49
  1994/11/30      12850.11                    17401.77
  1994/12/31      12646.86                    17659.84
  1995/01/31      13053.83                    18117.75
  1995/02/28      14173.03                    18823.80
  1995/03/31      15088.73                    19379.29
  1995/04/30      16299.49                    19950.01
  1995/05/31      16564.02                    20747.42
  1995/06/30      18659.96                    21229.38
  1995/07/31      19290.78                    21933.35
  1995/08/31      18548.04                    21988.40
  1995/09/30      19229.73                    22916.31
  1995/10/31      19005.90                    22834.50
  1995/11/30      21457.94                    23836.93
  1995/12/31      20176.67                    24296.03
  1996/01/31      19719.05                    25123.07
  1996/02/29      21955.12                    25355.96
  1996/03/31      23078.36                    25600.14
  1996/04/30      22111.83                    25977.48
  1996/05/31      22322.32                    26647.44
  1996/06/30      22217.07                    26748.97
  1996/07/31      18575.62                    25567.20
  1996/08/31      18238.84                    26106.41
  1996/09/30      18017.82                    27575.68
  1996/10/31      17849.43                    28336.22
  1996/11/30      20027.99                    30478.15
  1996/12/31      20427.92                    29874.38
  1997/01/31      19628.06                    31740.93
  1997/02/28      18649.29                    31989.78
  1997/03/31      19796.45                    30675.32
  1997/04/30      20880.47                    32506.64
  1997/05/31      22332.84                    34485.64
  1997/06/30      22595.95                    36030.60
  1997/07/31      23953.60                    38897.55
  1997/08/29      23037.98                    36618.51
IMATRL PRASUN   SHR__CHT 19970831 19970909 114327 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Select Air Transportation Portfolio on August 31, 1987, and the current maximum 3% sales charge was paid. As the chart shows, by August 31, 1997, the value of the investment would have grown to $23,038 - a 130.38% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $36,619 - a 266.19% increase. INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1997
                                     % OF FUND'S
                                     INVESTMENTS

SABRE GROUP HOLDINGS, INC. CLASS A   7.5

AIR NEW ZEALAND LTD. CLASS B         6.2

ATLAS AIR, INC.                      5.5

DELTA AIR LINES, INC.                4.9

AMR CORP.                            4.9

UAL CORP.                            4.6

COMAIR HOLDINGS, INC.                4.5

CONTINENTAL AIRLINES, INC. CLASS B   4.4

AIR EXPRESS INTERNATIONAL CORP.      4.3

BOEING CO.                           4.2

TOP INDUSTRIES AS OF AUGUST 31, 1997
AIR TRANSPORT, MAJOR NATIONAL 52.5%
AIR TRANSPORTATION, REGIONAL 8.1%
FREIGHT FORWARDING 8.0%
CAD/CAM/CAE 7.5%
AIRCRAFT 4.2%
ALL OTHERS 19.7%
ROW: 1, COL: 1, VALUE: 19.7
ROW: 1, COL: 2, VALUE: 4.2
ROW: 1, COL: 3, VALUE: 7.5
ROW: 1, COL: 4, VALUE: 8.0
ROW: 1, COL: 5, VALUE: 8.1
ROW: 1, COL: 6, VALUE: 52.5
 *
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
AIR TRANSPORTATION PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



NOTE TO SHAREHOLDERS: Peter Saperstone became Portfolio Manager of Fidelity Select Air Transportation Portfolio on June 23, 1997.
Q. HOW DID THE FUND PERFORM, PETER?
A. For the six-month period that ended August 31, 1997, the fund returned 23.53%. This topped the Standard & Poor's 500 Index, which returned 14.78% in that same time span. For the 12 months that ended August 31, 1997, the fund returned 26.31% while the index returned 40.65%.
Q. WHAT FACTORS DROVE PERFORMANCE?
A. Several industry variables came together to create a positive atmosphere. One of the chief hindrances to good stock performance in this sector is overcapacity, or when airlines buy too many jets. Over the past six months, airlines as a group have controlled capacity growth, and the market has recognized this. Second, air traffic has been strong and airlines have been able to increase business fares due to strong demand. Finally, cash flows have risen throughout the industry and some airlines have used this extra cash to initiate stock buyback programs.
Q. SIX MONTHS AGO, WE DISCUSSED THE STATUS OF THE EXCISE TAX BEING LEVIED ON AIRLINES BY THE GOVERNMENT. CAN YOU GIVE AN UPDATE?
A. The excise tax situation was finalized in late July. The plan calls for an increase in taxes on international routes, an initiation of a domestic per-head tax and a decrease in the tax rate on domestic fare revenue. All in all, I'd say the revised tax plan will be a slight negative for the airline industry, with some of the shorter-haul, pure domestic carriers feeling the greatest pinch.
Q. WHAT CHANGES HAVE YOU MADE TO THE FUND SINCE TAKING OVER IN JUNE?
A. I'd say the most obvious change is that I've decreased the fund's exposure to smaller, foreign carriers while emphasizing larger U.S. airlines. The U.S. economy has been strong, traffic flows have risen and carriers based in the U.S. have benefited.
Q. WITH RESPECT TO INDIVIDUAL POSITIONS, WERE THERE ANY UNIQUE
STORIES?
A. Sabre - a company that provides computerized reservation systems to the airlines - was a pleasant surprise. Sabre's revenues are tied to the number of tickets being purchased, so strong air traffic flow has contributed to the company's success.
Q. WHICH INDIVIDUAL STOCKS CONTRIBUTED POSITIVELY TO PERFORMANCE? WERE THERE ANY DISAPPOINTMENTS?
A. Airlines typically trade as a group. Since the last six months were a strong period for the sector, most of the fund's positions - such as Delta, American and Continental - performed well. In terms of disappointments, America West has been under pressure due to competitive pricing in its key markets of Phoenix and Las Vegas.
Q. WHAT'S YOUR OUTLOOK?
A. The favorable conditions I mentioned at the outset seem to be sustainable. Traffic flow should remain strong and airlines will most likely continue to exercise caution with respect to capacity. As for the fund itself, I may look for opportunities among regional airlines if their earnings prospects look bright. I don't expect to make any considerable allocation changes in the near-term.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


FUND FACTS
START DATE: December 16, 1985
FUND NUMBER: 034
TRADING SYMBOL: FSAIX
SIZE: as of August 31, 1997, more than
$34 million
MANAGER: Peter Saperstone, since June 1997;
manager, Fidelity Select Defense & Aerospace
Portfolio, since June 1997; Fidelity Select
Construction and Housing Portfolio, since
1996; equity analyst, defense/aerospace and airlines, since 1997; building materials and appliances, since 1996; textile, apparel and footwear industries, since 1995; joined Fidelity in 1995
(checkmark)
AIR TRANSPORTATION PORTFOLIO
INVESTMENTS AUGUST 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 87.8%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 10.9%
AIRCRAFT - 4.2%
Boeing Co.  27,000 $ 1,469,813  09702310
AIRCRAFT & PARTS - 2.9%
Precision Castparts Corp.  7,000  452,375  74018910
Sundstrand Corp.  9,500  560,500  86732310
  1,012,875
AIRCRAFT ENGINES & PARTS - 3.8%
United Technologies Corp.  17,000  1,327,063  91301710
TOTAL AEROSPACE & DEFENSE   3,809,751
AIR TRANSPORTATION - 60.6%
AIR TRANSPORT, MAJOR NATIONAL - 52.5%
AMR Corp. (a)  17,000  1,712,750  00176510
Air Canada, Inc.   10,000  78,544  00891110
Air New Zealand Ltd. Class B  800,000  2,161,868  00999E92
Alaska Air Group, Inc. (a)  51,500  1,413,031  01165910
America West Airlines, Inc.
 Class B warrants 8/25/99 (a)  196,700  774,506  02365011
America West Holding Corp. Class B (a)  80,600  972,238  02365720
ASA Holdings, Inc.  30,000  892,500  04338Q10
Atlas Air, Inc.   70,000  1,942,500  04916410
British Airways PLC ADR   1,000  103,313  11041930
Continental Airlines, Inc. Class B (a)  42,500  1,556,563  21079530
Delta Air Lines, Inc.   20,000  1,730,000  24736110
KLM Royal Dutch Airlines NV   20,246  663,057  48251610
Mesaba Holdings, Inc.  4,700  92,238  59066B10
Northwest Airlines Corp. Class A (a)  20,900  764,156  66728010
Pan Am Corp. (a)  5,900   69775710 -
Ryanair Holdings PLC sponsored ADR 21,000 577,500 78351310 Southwest Airlines Co. 47,000 1,316,000 84474110
UAL Corp. (a)  21,000  1,599,938  90254950
US Airways Group, Inc.  1,000  34,125  91190510
  18,384,827
AIR TRANSPORTATION, REGIONAL - 8.1%
Comair Holdings, Inc.   58,500  1,572,188  19978910
Midwest Express Holdings, Inc. (a)  18,100  523,765  59791110
SkyWest, Inc.   39,000  745,875  83087910
  2,841,828
TOTAL AIR TRANSPORTATION   21,226,655
AUTOS, TIRES & ACCESSORIES - 0.8%
AUTO DEALERS, NEC - RETAIL - 0.8%
Aviation Sales Co.  10,000  282,500  05367210
COMPUTER SERVICES & SOFTWARE - 7.5%
CAD/CAM/CAE - 7.5%
Sabre Group Holdings, Inc. Class A (a) 85,600 2,632,200 78590510 TRUCKING & FREIGHT - 8.0%
FREIGHT FORWARDING - 8.0%
Air Express International Corp. 50,000 1,518,750 00910410 Expeditors International of
 Washington, Inc.  35,100  1,285,538  30213010
  2,804,288
TOTAL COMMON STOCKS
 (Cost $29,933,239)   30,755,394
CASH EQUIVALENTS - 12.2%
 MATURITY AMOUNT VALUE (NOTE 1)
Investments in repurchase agreements
 (U.S. Treasury obligations) in a joint
 trading account at 5.33%, dated
 8/29/97 due 9/2/97  $ 43,025 $ 43,000  66199GRV
 SHARES
Taxable Central Cash Fund (b)   4,216,344  4,216,344  31635A10
TOTAL CASH EQUIVALENTS
 (Cost $4,259,344)   4,259,344
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $34,192,583)  $ 35,014,738
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.65%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage. OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $100,108,006 and $116,006,597, respectively (see Note 3 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $27,401 for the period (see Note 4 of Notes to Financial Statements).
The fund participated in the bank borrowing program. The maximum loan and the average daily loan balances during the periods for which loans were outstanding amounted to $9,339,000 and $3,746,400, respectively. The weighted average interest rate paid was 5.8% (see Note 7 of Notes to Financial Statements).
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States   89.8%
New Zealand   6.2
Netherlands   1.9
Ireland   1.6
Others (individually less than 1%)   0.5
TOTAL   100.0%
INCOME TAX INFORMATION
At August 31, 1997, the aggregate cost of investment securities for income tax purposes was $34,227,578. Net unrealized appreciation aggregated $787,160, of which $2,445,283 related to appreciated investment securities and $1,658,123 related to depreciated investment securities.
At February 28,1997, the fund had a capital loss carryforward of approximately $4,508,000 which will expire on February 28, 2005.
AIR TRANSPORTATION PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31,
1997
(UNAUDITED)

ASSETS

INVESTMENT IN                     $ 35,014,738
SECURITIES, AT
VALUE
(INCLUDING
REPURCHASE
AGREEMENTS OF
$43,000)
(COST
$34,192,583
) - SEE
ACCOMPANYIN
G SCHEDULE

CASH                               916

RECEIVABLE FOR                     24,994
INVESTMENTS
SOLD

RECEIVABLE FOR                     146,095
FUND SHARES
SOLD

DIVIDENDS                          10,428
RECEIVABLE

INTEREST                           15,419
RECEIVABLE

REDEMPTION FEES                    146
RECEIVABLE

OTHER                              2,313
RECEIVABLES

 TOTAL ASSETS                      35,215,049

LIABILITIES

PAYABLE FOR           $ 280,200
INVESTMENTS
PURCHASED

PAYABLE FOR            447,374
FUND SHARES
REDEEMED

ACCRUED                17,520
MANAGEMENT
FEE

OTHER PAYABLES         69,289
AND
ACCRUED
EXPENSES

 TOTAL LIABILITIES                 814,383

NET ASSETS                        $ 34,400,666

NET ASSETS
CONSIST OF:

PAID IN CAPITAL                   $ 29,874,012

ACCUMULATED                        (225,859)
NET INVESTMENT
(LOSS)

ACCUMULATED                        3,930,358
UNDISTRIBUTED
NET REALIZED
GAIN (LOSS) ON
INVESTMENTS
AND FOREIGN
CURRENCY
TRANSACTIONS

NET UNREALIZED                     822,155
APPRECIATION
(DEPRECIATION)
ON
INVESTMENTS

NET ASSETS, FOR                   $ 34,400,666
1,571,460
SHARES
OUTSTANDING

NET ASSET                          $21.89
VALUE AND
REDEMPTION
PRICE PER
SHARE
($34,400,66
6 (DIVIDED BY)
1,571,460
SHARES)

MAXIMUM                            $22.57
OFFERING PRICE
PER SHARE
(100/97.00
OF $21.89)

STATEMENT OF OPERATIONS
 SIX MONTHS
ENDED AUGUST
31, 1997
(UNAUDITED)

INVESTMENT                        $ 249,164
INCOME
DIVIDENDS

INTEREST                           82,537

 TOTAL INCOME                      331,701

EXPENSES

MANAGEMENT           $ 170,983
FEE

TRANSFER AGENT        317,917
FEES

ACCOUNTING FEES       34,180
AND EXPENSES

NON-INTERESTED        138
TRUSTEES'
COMPENSATION

CUSTODIAN FEES        19,209
AND EXPENSES

REGISTRATION FEES     23,771

AUDIT                 14,286

LEGAL                 151

INTEREST              6,029

MISCELLANEOUS         251

 TOTAL EXPENSES       586,915
BEFORE
REDUCTIONS

 EXPENSE              (29,355)     557,560
REDUCTIONS

NET INVESTMENT                     (225,859)
INCOME (LOSS)

REALIZED AND
UNREALIZED
GAIN (LOSS)
NET REALIZED
GAIN (LOSS) ON:

 INVESTMENT           8,837,633
SECURITIES

 FOREIGN              402          8,838,035
CURRENCY
TRANSACTIONS

CHANGE IN NET                      3,398,914
UNREALIZED
APPRECIATION
(DEPRECIATION)
ON INVESTMENT
SECURITIES

NET GAIN (LOSS)                    12,236,949

NET INCREASE                      $ 12,011,090
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                             $ 79,659
INFORMATION
SALES CHARGES
PAID TO FDC

 DEFERRED SALES                   $ 787
CHARGES
WITHHELD
 BY FDC

 EXCHANGE FEES                    $ 30,765
WITHHELD BY
FSC

 EXPENSE                          $ 26,987
REDUCTIONS
 DIRECTED
BROKERAGE
ARRANGEMENTS

  CUSTODIAN                        1,364
CREDITS

  TRANSFER                         1,004
AGENT CREDITS

                                  $ 29,355

STATEMENT OF CHANGES IN NET ASSETS
INCREASE         SIX MONTHS ENDED   YEAR ENDED
(DECREASE) IN    AUGUST 31, 1997    FEBRUARY 28,
NET ASSETS       (UNAUDITED)        1997

OPERATIONS          $ (225,859)      $ (979,722)
NET
INVESTMENT
INCOME (LOSS)

 NET REALIZED        8,838,035        (3,349,104)
GAIN (LOSS)

 CHANGE IN NET       3,398,914        (6,154,936)
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE        12,011,090       (10,483,762)
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

DISTRIBUTIONS TO     -                (609,796)
SHAREHOLDERS
FROM NET
REALIZED GAIN

 IN EXCESS OF        -                (1,596,628)
NET REALIZED
GAIN

 TOTAL               -                (2,206,424)
DISTRIBUTIONS

SHARE                108,718,560      442,243,515
TRANSACTIONS
NET PROCEEDS
FROM SALES OF
SHARES

 REINVESTMENT        -                2,188,450
OF
DISTRIBUTIONS

 COST OF SHARES      (122,518,035)    (472,146,987)
REDEEMED

 REDEMPTION          231,473          1,004,107
FEES

 NET INCREASE        (13,568,002)     (26,710,915)
(DECREASE)
IN NET
ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL              (1,556,912)      (39,401,101)
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 BEGINNING OF        35,957,578       75,358,679
PERIOD

 END OF PERIOD      $ 34,400,666     $ 39,957,578
(INCLUDING NET
ACCUMULATED
INVESTMENT
LOSS OF
$225,859
AND 0,
RESPECTIVELY)

OTHER
INFORMATION
SHARES

 SOLD                5,511,346        22,183,259

 ISSUED IN           -                96,706
REINVESTMENT
OF
DISTRIBUTIONS

 REDEEMED            (5,968,963)      (23,821,393)

 NET INCREASE        (457,617)        (1,541,428)
(DECREASE)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

             SIX MONTHS ENDED   YEAR ENDED     YEAR ENDED     YEARS ENDED           TEN MONTHS ENDED
             AUGUST 31, 1997    FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,          FEBRUARY 28,

SELECTED     (UNAUDITED)        1997           1996           1995           1994   1993
PER-SHARE
DATA



NET ASSET VALUE,     $ 17.72       $ 21.11     $ 13.93    $ 17.12     $ 13.60    $ 12.64
BEGINNING OF
PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET INVESTMENT       (.08)         (.22)       (.01)      (.18)       (.18)      (.09) E
INCOME (LOSS) D

 NET REALIZED         4.17          (3.12)      7.47       (2.01)      3.78       1.33
AND
UNREALIZED
GAIN (LOSS)

 TOTAL FROM           4.09          (3.34)      7.46       (2.19)      3.60       1.24
INVESTMENT
OPERATIONS

LESS
DISTRIBUTIONS

 FROM NET             -             (.07)       (.46)      (.92)       (.22)      (.36)
REALIZED GAIN

 IN EXCESS OF         -             (.20)       -          (.17)       (.05)      -
NET REALIZED
GAIN

 TOTAL                -             (.27)       (.46)      (1.09)      (.27)      (.36)
DISTRIBUTIONS

REDEMPTION FEES       .08           .22         .18        .09         .19        .08
ADDED TO PAID
IN CAPITAL

NET ASSET VALUE,     $ 21.89       $ 17.72     $ 21.11    $ 13.93     $ 17.12    $ 13.60
END OF PERIOD

TOTAL RETURN B, C     23.53%        (15.06)%    54.91%     (12.45)%    27.94%     10.69%

RATIOS AND
SUPPLEMENTAL
DATA

NET ASSETS, END      $ 34,401      $ 35,958    $ 75,359   $ 18,633    $ 11,035   $ 11,868
OF PERIOD
(000 OMITTED)

RATIO OF              2.04% A       1.89%       1.47%      2.50% F     2.33%      2.48% A, F
EXPENSES TO
AVERAGE NET
ASSETS

RATIO OF              1.94% A, G    1.80% G     1.41% G    2.50%       2.31% G    2.48% A
EXPENSES TO
AVERAGE NET
ASSETS AFTER
EXPENSE
REDUCTIONS

RATIO OF NET          (.78)% A      (1.10)%     (.07)%     (1.31)%     (1.11)%    (.90)% A
INVESTMENT
INCOME (LOSS)
TO AVERAGE NET
ASSETS

PORTFOLIO             392% A        469%        504%       200%        171%       96% A
TURNOVER RATE

AVERAGE              $ .0242       $ .0409
COMMISSION
RATE H


A ANNUALIZED B
THE TOTAL RETURNS
WOULD HAVE BEEN
LOWER HAD CERTAIN
EXPENSES NOT BEEN
REDUCED DURING THE
PERIODS SHOWN
(SEE NOTE 8 OF
NOTES TO FINANCIAL
STATEMENTS). C
TOTAL RETURNS DO
NOT INCLUDE THE
ONE TIME SALES
CHARGE AND FOR
PERIODS OF LESS
THAN ONE YEAR ARE
NOT
ANNUALIZED. D N
ET INVESTMENT
INCOME (LOSS) PER
SHARE HAS BEEN
CALCULATED BASED
ON AVERAGE SHARES
OUTSTANDING DURING
THE
PERIOD. E INVEST
MENT INCOME
(LOSS) PER SHARE
REFLECTS A SPECIAL
DIVIDEND WHICH
AMOUNTED TO $.01
PER SHARE.
F FMR AGREED TO
REIMBURSE A
PORTION OF THE
FUND'S EXPENSES
DURING THE PERIOD.
WITHOUT THIS
REIMBURSEMENT,
THE FUND'S EXPENSE
RATIO WOULD HAVE
BEEN HIGHER (SEE
NOTE 8 OF NOTES TO
FINANCIAL
STATEMENTS). G
FMR OR THE FUND
HAS ENTERED INTO
VARYING
ARRANGEMENTS WITH
THIRD PARTIES WHO
EITHER PAID OR
REDUCED A PORTION
OF THE FUND'S
EXPENSES (SEE
NOTE 8 OF NOTES TO
FINANCIAL
STATEMENTS). H
FOR FISCAL YEARS
BEGINNING ON OR
AFTER SEPTEMBER
1, 1995, A FUND IS
REQUIRED TO
DISCLOSE ITS
AVERAGE
COMMISSION RATE
PER SHARE FOR
SECURITY TRADES ON
WHICH
COMMISSIONS ARE
CHARGED.  THIS
AMOUNT MAY VARY
FROM PERIOD TO
PERIOD AND FUND TO
FUND DEPENDING ON
THE MIX OF TRADES
EXECUTED IN
VARIOUS MARKETS
WHERE TRADING
PRACTICES AND
COMMISSION RATE
STRUCTURES MAY
DIFFER.

AUTOMOTIVE PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value), but does not include certain fees paid by shareholders upon exchange or redemption. If Fidelity had not reimbursed certain fund expenses, the past 10 year total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED             PAST 6   PAST 1   PAST 5    PAST 10
AUGUST 31, 1997           MONTHS   YEAR     YEARS     YEARS

AUTOMOTIVE                13.08%   25.30%   106.54%   198.44%

AUTOMOTIVE                9.68%    21.54%   100.35%   189.48%
(INCL. 3% SALES CHARGE)

S&P 500                   14.78%   40.65%   146.47%   266.19%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one, five or 10 years. You can compare the fund's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvestment of dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED             PAST 1   PAST 5   PAST 10
AUGUST 31, 1997           YEAR     YEARS    YEARS

AUTOMOTIVE                25.30%   15.61%   11.55%

AUTOMOTIVE                21.54%   14.91%   11.21%
(INCL. 3% SALES CHARGE)

S&P 500                   40.65%   19.77%   13.86%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19970831 19970909 114450 S00000000000001
             Automotive                  S&P 500
             00502                       SP001
  1987/08/31       9700.00                    10000.00
  1987/09/30       9556.25                     9781.00
  1987/10/31       6688.00                     7674.17
  1987/11/30       6421.03                     7041.82
  1987/12/31       7023.43                     7577.70
  1988/01/31       7341.36                     7896.72
  1988/02/29       7811.04                     8264.71
  1988/03/31       8374.65                     8009.33
  1988/04/30       8519.16                     8098.24
  1988/05/31       8490.26                     8168.69
  1988/06/30       8981.61                     8543.63
  1988/07/31       8880.45                     8511.17
  1988/08/31       8468.58                     8221.79
  1988/09/30       8504.71                     8572.04
  1988/10/31       8439.68                     8810.34
  1988/11/30       8259.03                     8684.35
  1988/12/31       8432.45                     8836.33
  1989/01/31       8822.64                     9483.15
  1989/02/28       8728.71                     9247.02
  1989/03/31       8894.90                     9462.47
  1989/04/30       9292.32                     9953.57
  1989/05/31       9429.60                    10356.69
  1989/06/30       9263.41                    10297.66
  1989/07/31       9588.57                    11227.54
  1989/08/31       9682.51                    11447.60
  1989/09/30       9458.51                    11400.66
  1989/10/31       8670.90                    11136.17
  1989/11/30       8750.38                    11363.35
  1989/12/31       8778.28                    11636.07
  1990/01/31       8546.49                    10855.29
  1990/02/28       8800.71                    10995.32
  1990/03/31       9129.71                    11286.70
  1990/04/30       9099.80                    11004.53
  1990/05/31       9615.73                    12077.47
  1990/06/30       9787.92                    11995.34
  1990/07/31       9818.24                    11956.96
  1990/08/31       8408.06                    10876.05
  1990/09/30       7604.40                    10346.39
  1990/10/31       7452.77                    10301.90
  1990/11/30       7892.50                    10967.40
  1990/12/31       8188.19                    11273.39
  1991/01/31       8650.67                    11764.91
  1991/02/28       9355.76                    12606.10
  1991/03/31       9431.58                    12911.17
  1991/04/30       9537.72                    12942.15
  1991/05/31      10303.47                    13501.25
  1991/06/30      10280.73                    12882.90
  1991/07/31      10705.30                    13483.24
  1991/08/31      11054.05                    13802.79
  1991/09/30      10728.04                    13572.29
  1991/10/31      11008.56                    13754.15
  1991/11/30      10462.69                    13199.86
  1991/12/31      11244.45                    14709.93
  1992/01/31      12459.20                    14436.32
  1992/02/29      13713.91                    14623.99
  1992/03/31      14009.61                    14338.83
  1992/04/30      14904.69                    14760.39
  1992/05/31      14896.70                    14832.71
  1992/06/30      14808.07                    14611.71
  1992/07/31      14944.15                    15209.33
  1992/08/31      14015.64                    14897.53
  1992/09/30      13783.51                    15073.32
  1992/10/31      14359.83                    15126.08
  1992/11/30      15056.21                    15641.88
  1992/12/31      15923.79                    15834.28
  1993/01/31      16659.11                    15967.28
  1993/02/28      16904.22                    16184.44
  1993/03/31      17811.11                    16525.93
  1993/04/30      17708.21                    16126.00
  1993/05/31      18786.54                    16558.18
  1993/06/30      19115.09                    16606.20
  1993/07/31      19334.13                    16539.77
  1993/08/31      20008.08                    17166.63
  1993/09/30      20218.69                    17034.45
  1993/10/31      20648.34                    17387.06
  1993/11/30      20648.34                    17221.88
  1993/12/31      21558.36                    17430.27
  1994/01/31      22787.29                    18022.90
  1994/02/28      22051.66                    17534.48
  1994/03/31      20502.51                    16769.97
  1994/04/30      20085.62                    16984.63
  1994/05/31      19788.05                    17263.18
  1994/06/30      19534.25                    16840.23
  1994/07/31      20120.62                    17392.59
  1994/08/31      19788.05                    18105.69
  1994/09/30      18947.87                    17662.10
  1994/10/31      19306.70                    18059.49
  1994/11/30      18142.69                    17401.77
  1994/12/31      18809.04                    17659.84
  1995/01/31      18362.13                    18117.75
  1995/02/28      19275.38                    18823.80
  1995/03/31      19178.23                    19379.29
  1995/04/30      19119.94                    19950.01
  1995/05/31      19508.55                    20747.42
  1995/06/30      19994.32                    21229.38
  1995/07/31      21432.20                    21933.35
  1995/08/31      21237.90                    21988.40
  1995/09/30      21344.77                    22916.31
  1995/10/31      20353.79                    22834.50
  1995/11/30      20858.99                    23836.93
  1995/12/31      21335.05                    24296.03
  1996/01/31      21082.45                    25123.07
  1996/02/29      21228.18                    25355.96
  1996/03/31      22520.33                    25600.14
  1996/04/30      23658.13                    25977.48
  1996/05/31      24202.89                    26647.44
  1996/06/30      23920.78                    26748.97
  1996/07/31      22529.70                    25567.20
  1996/08/31      23103.64                    26106.41
  1996/09/30      23298.20                    27575.68
  1996/10/31      23405.20                    28336.22
  1996/11/30      24592.00                    30478.15
  1996/12/31      24763.81                    29874.38
  1997/01/31      25197.56                    31740.93
  1997/02/28      25601.04                    31989.78
  1997/03/31      25096.69                    30675.32
  1997/04/30      25657.45                    32506.64
  1997/05/31      27124.79                    34485.64
  1997/06/30      27942.31                    36030.60
  1997/07/31      29168.58                    38897.55
  1997/08/29      28948.48                    36618.51
IMATRL PRASUN   SHR__CHT 19970831 19970909 114454 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Select Automotive Portfolio on August 31, 1987, and the current maximum 3% sales charge was paid. As the chart shows, by August 31, 1997, the value of the investment would have grown to $28,948 - a 189.48% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $36,619 - a 266.19% increase. INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1997
                                    % OF FUND'S
                                    INVESTMENTS

TOWER AUTOMOTIVE, INC.              13.0

JOHNSON CONTROLS, INC.              7.4

VOLVO AB ADR CLASS B                5.6

EATON CORP.                         5.6

MARK IV INDUSTRIES, INC.            4.9

SNAP-ON TOOLS CORP.                 4.1

MAGNA INTERNATIONAL, INC. CLASS A   4.1

GOODYEAR TIRE & RUBBER CO.          4.0

ITT INDUSTRIES, INC.                3.9

BORG-WARNER AUTOMOTIVE, INC.        3.8

TOP INDUSTRIES AS OF AUGUST 31, 1997
AUTO & TRUCK PARTS 57.5%
MOTOR VEHICLES & CAR BODIES 15.6%
PUBLIC BUILDING & RELATED
FURNITURE 7.4%
TIRES & INNER TUBES 6.2%
GASKETS, HOSES, BELTS 4.9%
ALL OTHERS 8.4%


ROW: 1, COL: 1, VALUE: 8.4
ROW: 1, COL: 2, VALUE: 4.9
ROW: 1, COL: 3, VALUE: 6.2
ROW: 1, COL: 4, VALUE: 7.4
ROW: 1, COL: 5, VALUE: 15.6
ROW: 1, COL: 6, VALUE: 57.5
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
AUTOMOTIVE PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



Doug Chase,
Portfolio Manager of
Fidelity Select Automotive Portfolio
Q. HOW DID THE FUND PERFORM, DOUG?
A. For the six- and 12-month periods that ended August 31, 1997, the fund returned 13.08% and 25.30%, respectively. By comparison, the Standard & Poor's 500 Index returned 14.78% and 40.65% for the same periods.
Q. WHAT WAS THE INVESTING ENVIRONMENT LIKE OVER THE PAST SIX MONTHS?
A. It was an atypical period for auto stocks. The stock market was willing to bid up companies in this sector that simply were talking about planned improvements or new products. That didn't happen in 1996, when the market waited for concrete proof. In 1997, investors appeared to be willing to pay more for the possibility of gains because cyclicals had lagged growth stocks for so long that it now seemed to be the right buying opportunity for cyclical stocks such as auto companies and their suppliers. In June and July, we saw investors move over to cyclical stocks, and that has meant strong performance for many automotive stocks, which are cheap on a near-term price-to-earnings (P/E) basis. While there have been some companies in particular whose consensus earnings outlooks have improved, that has not been generally true for the group.
Q. WHAT ABOUT FOREIGN STOCKS?
A. Owning foreign stocks was generally detrimental. Even companies with good performance, such as Honda, did not see that performance reflected in the stock price because of worries about the Japanese economy. Those worries were unjustified, in my opinion, because Honda, one of the fund's largest holdings, makes most of its money on U.S. sales, and the company is very well-positioned for future success. On the other hand there were exceptions to this rule; Volvo proved to be a good addition to the fund. The company performed well, and showed good sales results, both in Europe and in the States. If the new models turn out to be a hit, it will make a big difference in the company's volumes and margins. Volvo has worked hard to realize the value of under-appreciated assets for shareholders by selling those assets, always a good sign.
Q. WHICH STOCKS PERFORMED WELL?
A. Tower, Borg-Warner and Lear were three very strong performers. Borg-Warner had been 20%-owned by an investment bank, which subsequently sold its stock, and outside investors became willing to pay more for the stock. Lear is a very well-known company, but lowered its earnings estimates last fall, the first time it did so since going public, and the stock got hurt. It took some time, but investors finally realized that Lear is a terrific company and a good buy; its stock appreciated nicely over the last three months of the period.
Q. WHAT STOCKS DISAPPOINTED?
A. Mark IV Industries, an auto parts supplier, has not been recognized as an attractive company by the market and didn't do as well as expected. I liked Mark IV because it's cheaply priced, and I believe in what their management is doing, but it's a relatively illiquid stock. The company has a great long-term track record, but it has suffered by not being well-covered on Wall Street.
Q.  WHAT'S YOUR INVESTMENT STRATEGY AND OUTLOOK IN THIS ENVIRONMENT,
DOUG?
A. With the market so reactive and sensitive to valuations, I have positioned the portfolio to be in stocks where there is potential for earnings estimates to increase and where valuations relative to the automotive group look good. My strategy continues to be to own the cheapest stocks where fundamentals are strong. When the market gets a hint of something positive, a company's stock can move up dramatically right now. As a rule, I look for companies where management is effective and the company is solid, and I search for the best buys. I have been most successful when I find companies doing things better than the rest of the group, and I can usually buy great companies at a discount in this sector.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


FUND FACTS
START DATE: June 30, 1986
FUND NUMBER: 502
TRADING SYMBOL: FSAVX
SIZE: as of August 31, 1997, more than
$64 million
MANAGER: Doug Chase, since 1996; manager,
Fidelity Select Industrial Materials Portfolio, since 1994; equity analyst, steel, non-ferrous metals, since 1993; joined Fidelity in 1993
(checkmark)
AUTOMOTIVE PORTFOLIO
INVESTMENTS AUGUST 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 95.0%
 SHARES VALUE (NOTE 1)
AUTOS, TIRES, & ACCESSORIES - 80.9%
AUTO & TRUCK PARTS - 57.5%
Amcast Industrial Corp.   90,000 $ 2,182,499 02339510
Borg-Warner Automotive, Inc.   47,200  2,460,300 09972410
Danaher Corp.   37,700  2,019,306 23585110
Eaton Corp.   40,000  3,602,500 27805810
Echlin, Inc.   19,800  733,838 27874910
Intermet Corp.   42,200  730,588 45881K10
ITT Industries, Inc.   80,000  2,520,000 45091110
Johnson Controls, Inc.   100,000  4,768,750 47836610
Magna International, Inc. Class A  40,000  2,651,774 55922240
Modine Manufacturing Co.   65,800  2,015,125 60782810
Snap-On Tools Corp.   63,600  2,671,200 83303410
SPX Corp.   40,000  2,325,000 78463510
Standard Products Co.   6,700  177,550 85383610
Tower Automotive, Inc. (a)  188,400  8,454,450 89170710
  37,312,880
MOTOR VEHICLE SUPPLIES & NEW PARTS - 0.5%
APS Holding Corp. Class A (a)  35,200  272,800 00193710
MOTOR VEHICLES & CAR BODIES - 15.6%
Chrysler Corp.   25,000  878,125 17119610
Ford Motor Co.   15,000  645,000 34537010
General Motors Corp.   10,000  627,500 37044210
Honda Motor Co. Ltd.   78,000  2,401,987 43812810
Lear Corp. (a)  42,800  1,960,775 52186510
Volvo AB ADR Class B  140,400  3,615,300 92885640
  10,128,687
TIRES & INNER TUBES - 6.2%
Bandag, Inc.   8,500  453,156 05981510
Cooper Tire & Rubber Co.   25,000  628,125 21683110
Goodyear Tire & Rubber Co.   42,000  2,588,250 38255010
Michelin SA (Compagnie Generale
 des Etablissements) Class B  6,732  377,189 59410020
  4,046,720
TRUCK & BUS BODIES - 1.1%
Miller Industries, Inc. (a)  47,150  698,409 60055110
TOTAL AUTOS, TIRES, & ACCESSORIES   52,459,496
BUILDING MATERIALS - 4.9%
GASKETS, HOSES, BELTS - 4.9%
Mark IV Industries, Inc.   125,700  3,158,213 57038710
ELECTRICAL EQUIPMENT - 2.4%
MOTORS & GENERATORS - 2.4%
Smith (A.O.) Corp. Class B  43,900  1,547,475 83186520
IRON & STEEL - 1.2%
FABRICATED METAL PRODUCTS - 1.2%
SPS Technologies, Inc. (a)  19,000  815,813 78462610
LEASING & RENTAL - 3.7%
TRUCK RENT & LEASE, NO DRIVER - 3.7%
Hertz Corp. Class A  70,000  2,419,375 42804010
TRUCKING & FREIGHT - 1.9%
AIR COURIER SERVICES - 1.7%
CNF Transportation, Inc.   30,000  1,083,750 12612W10
TRUCKING, LONG DISTANCE - 0.2%
Consolidated Freightways Corp. (a)  10,000  156,250 20923210
TOTAL TRUCKING & FREIGHT   1,240,000
TOTAL COMMON STOCKS
 (Cost $53,997,112)   61,640,372
CASH EQUIVALENTS - 5.0%
 SHARES VALUE (NOTE 1)
Taxable Central Cash Fund (b)
 (Cost $3,225,127)  3,225,127 $ 3,225,127 31635A10
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $57,222,239)  $ 64,865,499
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.65%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage. OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $38,088,396 and $65,555,035, respectively (see Note 3 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $18,806 for the period (see Note 4 of Notes to Financial Statements).
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States   86.0%
Sweden   5.6
Canada   4.1
Japan   3.7
Others (individually less than 1%)    0.6
TOTAL   100.0%
INCOME TAX INFORMATION
At August 31, 1997, the aggregate cost of investment securities for income tax purposes was $57,257,467. Net unrealized appreciation aggregated $7,608,032, of which $8,333,357 related to appreciated investment securities and $725,325 related to depreciated investment securities.
AUTOMOTIVE PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31,
1997
(UNAUDITED)

ASSETS

INVESTMENT IN                    $ 64,865,499
SECURITIES, AT
VALUE
(COST
$57,222,239
) - SEE
ACCOMPANYIN
G SCHEDULE

RECEIVABLE FOR                    80,850
FUND SHARES
SOLD

DIVIDENDS                         77,642
RECEIVABLE

INTEREST                          19,167
RECEIVABLE

REDEMPTION FEES                   31
RECEIVABLE

OTHER                             4,808
RECEIVABLES

 TOTAL ASSETS                     65,047,997

LIABILITIES

PAYABLE TO            $ 10,476
CUSTODIAN
BANK

PAYABLE FOR            174,354
FUND SHARES
REDEEMED

ACCRUED                31,662
MANAGEMENT
FEE

OTHER PAYABLES         63,600
AND
ACCRUED
EXPENSES

 TOTAL LIABILITIES                280,092

NET ASSETS                       $ 64,767,905

NET ASSETS
CONSIST OF:

PAID IN CAPITAL                  $ 52,186,298

UNDISTRIBUTED                     82,949
NET INVESTMENT
INCOME

ACCUMULATED                       4,858,074
UNDISTRIBUTED
NET REALIZED
GAIN (LOSS) ON
INVESTMENTS
AND FOREIGN
CURRENCY
TRANSACTIONS

NET UNREALIZED                    7,640,584
APPRECIATION
(DEPRECIATION)
ON
INVESTMENTS
AND ASSETS
AND LIABILITIES
IN
FOREIGN
CURRENCIES

NET ASSETS, FOR                  $ 64,767,905
2,345,234
SHARES
OUTSTANDING

NET ASSET                         $27.62
VALUE AND
REDEMPTION
PRICE PER
SHARE
($64,767,90
5 (DIVIDED BY)
2,345,234
SHARES)

MAXIMUM                           $28.47
OFFERING PRICE
PER SHARE
(100/97.00
OF $27.62)

STATEMENT OF OPERATIONS
 SIX MONTHS
ENDED AUGUST
31, 1997
(UNAUDITED)

INVESTMENT                        $ 434,173
INCOME
DIVIDENDS

INTEREST                           195,171

 TOTAL INCOME                      629,344

EXPENSES

MANAGEMENT           $ 202,543
FEE

TRANSFER AGENT        265,548
FEES

ACCOUNTING FEES       34,195
AND EXPENSES

NON-INTERESTED        162
TRUSTEES'
COMPENSATION

CUSTODIAN FEES        6,172
AND EXPENSES

REGISTRATION FEES     18,015

AUDIT                 10,424

LEGAL                 269

MISCELLANEOUS         2,180

 TOTAL EXPENSES       539,508
BEFORE
REDUCTIONS

 EXPENSE              (12,173)     527,335
REDUCTIONS

NET INVESTMENT                     102,009
INCOME

REALIZED AND
UNREALIZED
GAIN (LOSS)
NET REALIZED
GAIN (LOSS) ON:

 INVESTMENT           5,444,436
SECURITIES

 FOREIGN              856          5,445,292
CURRENCY
TRANSACTIONS

CHANGE IN NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
ON:

 INVESTMENT           2,760,392
SECURITIES

 ASSETS AND           (1,012)      2,759,380
LIABILITIES IN
 FOREIGN
CURRENCIES

NET GAIN (LOSS)                    8,204,672

NET INCREASE                      $ 8,306,681
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                             $ 27,318
INFORMATION
SALES CHARGES
PAID TO FDC

 DEFERRED SALES                   $ 367
CHARGES
WITHHELD
 BY FDC

 EXCHANGE FEES                    $ 9,908
WITHHELD BY
FSC

 EXPENSE                          $ 12,166
REDUCTIONS
  DIRECTED
BROKERAGE
ARRANGEMENTS

  CUSTODIAN                        7
CREDITS

                                  $ 12,173

STATEMENT OF CHANGES IN NET ASSETS
INCREASE         SIX MONTHS ENDED   YEAR ENDED
(DECREASE) IN    AUGUST 31, 1997    FEBRUARY 28,
NET ASSETS       (UNAUDITED)        1997

OPERATIONS          $ 102,009       $ 643,042
NET
INVESTMENT
INCOME

 NET REALIZED        5,445,292       8,357,523
GAIN (LOSS)

 CHANGE IN NET       2,759,380       2,143,826
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE        8,306,681       11,144,391
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

DISTRIBUTIONS TO     (159,578)       (492,439)
SHAREHOLDERS
FROM NET
INVESTMENT
INCOME

 FROM NET            (2,267,665)     (2,049,624)
REALIZED GAIN

 TOTAL               (2,427,243)     (2,542,063)
DISTRIBUTIONS

SHARE                21,986,329      256,027,701
TRANSACTIONS
NET PROCEEDS
FROM SALES OF
SHARES

 REINVESTMENT        2,411,607       2,523,772
OF
DISTRIBUTIONS

 COST OF SHARES      (51,881,078)    (236,749,789)
REDEEMED

 REDEMPTION          25,043          189,071
FEES

 NET INCREASE        (27,458,099)    21,990,755
(DECREASE)
IN NET
ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL              (21,578,661)    30,593,083
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 BEGINNING OF        86,346,566      55,753,483
PERIOD

 END OF PERIOD      $ 64,767,905    $ 86,346,566
(INCLUDING
UNDISTRIBUTE
D NET
INVESTMENT
INCOME OF
$82,949
AND
$225,693,
RESPECTIVELY)

OTHER
INFORMATION
SHARES

 SOLD                850,024         10,548,479

 ISSUED IN           102,360         104,848
REINVESTMENT
OF
DISTRIBUTIONS

 REDEEMED            (2,008,718)     (9,803,178)

 NET INCREASE        (1,056,334)     850,149
(DECREASE)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

             SIX MONTHS ENDED   YEAR ENDED     YEAR ENDED     YEARS ENDED           TEN MONTHS ENDED
             AUGUST 31, 1997    FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,          FEBRUARY 28,

SELECTED     (UNAUDITED)        1997           1996           1995           1994   1993
PER-SHARE
DATA



NET ASSET VALUE,     $ 25.38       $ 21.85    $ 19.84    $ 25.48     $ 20.69     $ 18.65
BEGINNING OF
PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET                  .04           .13        .03        .08         .05         .13
INVESTMENT
INCOME D

 NET REALIZED         3.11          4.28       1.95       (3.46)      6.00        2.26
AND
UNREALIZED
GAIN (LOSS)

 TOTAL FROM           3.15          4.41       1.98       (3.38)      6.05        2.39
INVESTMENT
OPERATIONS



LESS
DISTRIBUTIONS

 FROM NET             (.06)         (.17)      -          (.05)       (.05)       (.06)
INVESTMENT
INCOME

 FROM NET             (.86)         (.75)      -          (2.26)      (1.26)      (.36)
REALIZED GAIN

 TOTAL                (.92)         (.92)      -          (2.31)      (1.31)      (.42)
DISTRIBUTIONS

REDEMPTION FEES       .01           .04        .03        .05         .05         .07
ADDED TO PAID
IN CAPITAL

NET ASSET VALUE,     $ 27.62       $ 25.38    $ 21.85    $ 19.84     $ 25.48     $ 20.69
END OF PERIOD

TOTAL RETURN B, C     13.08%        20.60%     10.13%     (12.59)%    30.45%      13.42%

RATIOS AND
SUPPLEMENTAL
DATA

NET ASSETS, END      $ 64,768      $ 86,347   $ 55,753   $ 60,075    $ 228,698   $ 110,360
OF PERIOD
(000 OMITTED)

RATIO OF              1.58% A       1.56%      1.81%      1.82%       1.69%       1.57% A
EXPENSES TO
AVERAGE NET
ASSETS

RATIO OF              1.55% A, E    1.52% E    1.80% E    1.80% E     1.68% E     1.57% A
EXPENSES TO
AVERAGE NET
ASSETS AFTER
EXPENSE
REDUCTIONS

RATIO OF NET          .30% A        .54%       .13%       .34%        .22%        .72% A
INVESTMENT
INCOME TO
AVERAGE NET
ASSETS

PORTFOLIO             121% A        175%       61%        63%         64%         140% A
TURNOVER RATE

AVERAGE              $ .0429       $ .0495
COMMISSION
RATE F


A ANNUALIZED
 B THE TOTAL
RETURNS WOULD
HAVE BEEN LOWER
HAD CERTAIN
EXPENSES NOT
BEEN REDUCED
DURING THE PERIODS
SHOWN (SEE NOTE
8 OF NOTES TO
FINANCIAL
STATEMENTS). C
 TOTAL RETURNS DO
NOT INCLUDE THE
ONE TIME SALES
CHARGE AND FOR
PERIODS OF LESS
THAN ONE YEAR ARE
NOT
ANNUALIZED. D
NET INVESTMENT
INCOME PER SHARE
HAS BEEN
CALCULATED BASED
ON AVERAGE SHARES
OUTSTANDING
DURING THE
PERIOD. E FMR
OR THE FUND HAS
ENTERED INTO
VARYING
ARRANGEMENTS
WITH THIRD PARTIES
WHO EITHER PAID OR
REDUCED A PORTION
OF THE FUND'S
EXPENSES (SEE
NOTE 8 OF NOTES
TO FINANCIAL
STATEMENTS). F
 FOR FISCAL YEARS
BEGINNING ON OR
AFTER SEPTEMBER
1, 1995, A FUND
IS REQUIRED TO
DISCLOSE ITS
AVERAGE
COMMISSION RATE
PER SHARE FOR
SECURITY TRADES ON
WHICH
COMMISSIONS ARE
CHARGED. THIS
AMOUNT MAY VARY
FROM PERIOD TO
PERIOD AND FUND TO
FUND DEPENDING
ON THE MIX OF
TRADES EXECUTED IN
VARIOUS MARKETS
WHERE TRADING
PRACTICES AND
COMMISSION RATE
STRUCTURES MAY
DIFFER.

CHEMICALS PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value), but does not include certain fees paid by shareholders upon exchange or redemption. If Fidelity had not reimbursed certain fund expenses, the past 10 year total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED             PAST 6   PAST 1   PAST 5    PAST 10
AUGUST 31, 1997           MONTHS   YEAR     YEARS     YEARS

CHEMICALS                 17.21%   29.00%   139.09%   260.20%

CHEMICALS                 13.69%   25.13%   131.92%   249.40%
(INCL. 3% SALES CHARGE)

S&P 500                   14.78%   40.65%   146.47%   266.19%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one, five or 10 years. You can compare the fund's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvestment of dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED             PAST 1   PAST 5   PAST 10
AUGUST 31, 1997           YEAR     YEARS    YEARS

CHEMICALS                 29.00%   19.05%   13.67%

CHEMICALS                 25.13%   18.32%   13.33%
(INCL. 3% SALES CHARGE)

S&P 500                   40.65%   19.77%   13.86%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19970831 19970909 114614 S00000000000001
             Chemicals                   S&P 500
             00069                       SP001
  1987/08/31       9700.00                    10000.00
  1987/09/30       9873.29                     9781.00
  1987/10/31       6869.63                     7674.17
  1987/11/30       6638.58                     7041.82
  1987/12/31       7418.95                     7577.70
  1988/01/31       7236.99                     7896.72
  1988/02/29       8039.26                     8264.71
  1988/03/31       8448.67                     8009.33
  1988/04/30       8547.92                     8098.24
  1988/05/31       8225.35                     8168.69
  1988/06/30       9312.97                     8543.63
  1988/07/31       9031.76                     8511.17
  1988/08/31       8638.90                     8221.79
  1988/09/30       8746.42                     8572.04
  1988/10/31       8882.89                     8810.34
  1988/11/30       8585.14                     8684.35
  1988/12/31       8973.86                     8836.33
  1989/01/31       9573.50                     9483.15
  1989/02/28       9453.57                     9247.02
  1989/03/31       9556.96                     9462.47
  1989/04/30       9829.90                     9953.57
  1989/05/31      10057.35                    10356.69
  1989/06/30       9937.26                    10297.66
  1989/07/31      10570.50                    11227.54
  1989/08/31      11054.74                    11447.60
  1989/09/30      10661.55                    11400.66
  1989/10/31       9908.29                    11136.17
  1989/11/30      10119.37                    11363.35
  1989/12/31      10527.36                    11636.07
  1990/01/31       9777.27                    10855.29
  1990/02/28       9842.69                    10995.32
  1990/03/31      10134.87                    11286.70
  1990/04/30       9899.38                    11004.53
  1990/05/31      10762.85                    12077.47
  1990/06/30      10850.70                    11995.34
  1990/07/31      10886.60                    11956.96
  1990/08/31       9432.66                    10876.05
  1990/09/30       8965.96                    10346.39
  1990/10/31       9069.18                    10301.90
  1990/11/30       9674.98                    10967.40
  1990/12/31      10092.32                    11273.39
  1991/01/31      10769.93                    11764.91
  1991/02/28      11595.62                    12606.10
  1991/03/31      11873.85                    12911.17
  1991/04/30      11779.61                    12942.15
  1991/05/31      12596.33                    13501.25
  1991/06/30      12254.00                    12882.90
  1991/07/31      12844.61                    13483.24
  1991/08/31      13097.08                    13802.79
  1991/09/30      12997.90                    13572.29
  1991/10/31      13205.28                    13754.15
  1991/11/30      12547.05                    13199.86
  1991/12/31      13994.18                    14709.93
  1992/01/31      14262.94                    14436.32
  1992/02/29      14777.30                    14623.99
  1992/03/31      14670.72                    14338.83
  1992/04/30      15203.61                    14760.39
  1992/05/31      15115.57                    14832.71
  1992/06/30      14667.52                    14611.71
  1992/07/31      15130.34                    15209.33
  1992/08/31      14613.36                    14897.53
  1992/09/30      14628.13                    15073.32
  1992/10/31      14480.42                    15126.08
  1992/11/30      14918.63                    15641.88
  1992/12/31      15240.32                    15834.28
  1993/01/31      15224.65                    15967.28
  1993/02/28      14958.10                    16184.44
  1993/03/31      15313.49                    16525.93
  1993/04/30      15597.53                    16126.00
  1993/05/31      15833.69                    16558.18
  1993/06/30      15436.51                    16606.20
  1993/07/31      15672.67                    16539.77
  1993/08/31      16440.20                    17166.63
  1993/09/30      15919.57                    17034.45
  1993/10/31      16520.71                    17387.06
  1993/11/30      16644.16                    17221.88
  1993/12/31      17184.54                    17430.27
  1994/01/31      18522.16                    18022.90
  1994/02/28      18492.95                    17534.48
  1994/03/31      17938.05                    16769.97
  1994/04/30      18805.52                    16984.63
  1994/05/31      19258.31                    17263.18
  1994/06/30      19017.21                    16840.23
  1994/07/31      19875.75                    17392.59
  1994/08/31      21028.31                    18105.69
  1994/09/30      20875.42                    17662.10
  1994/10/31      20840.13                    18059.49
  1994/11/30      19205.38                    17401.77
  1994/12/31      19723.62                    17659.84
  1995/01/31      19208.20                    18117.75
  1995/02/28      20322.94                    18823.80
  1995/03/31      20946.23                    19379.29
  1995/04/30      21395.25                    19950.01
  1995/05/31      21608.29                    20747.42
  1995/06/30      21973.50                    21229.38
  1995/07/31      23014.35                    21933.35
  1995/08/31      23111.74                    21988.40
  1995/09/30      23476.95                    22916.31
  1995/10/31      22308.28                    22834.50
  1995/11/30      23282.17                    23836.93
  1995/12/31      23953.99                    24296.03
  1996/01/31      25055.03                    25123.07
  1996/02/29      25907.01                    25355.96
  1996/03/31      27158.78                    25600.14
  1996/04/30      27441.79                    25977.48
  1996/05/31      27382.44                    26647.44
  1996/06/30      27032.90                    26748.97
  1996/07/31      25938.13                    25567.20
  1996/08/31      27085.66                    26106.41
  1996/09/30      28285.95                    27575.68
  1996/10/31      28477.21                    28336.22
  1996/11/30      29525.81                    30478.15
  1996/12/31      29108.70                    29874.38
  1997/01/31      29564.29                    31740.93
  1997/02/28      29809.61                    31989.78
  1997/03/31      28849.36                    30675.32
  1997/04/30      29916.12                    32506.64
  1997/05/31      31389.47                    34485.64
  1997/06/30      32252.44                    36030.60
  1997/07/31      34834.31                    38897.55
  1997/08/29      34940.00                    36718.51
IMATRL PRASUN   SHR__CHT 19970831 19970909 114622 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Select Chemicals Portfolio on August 31, 1987, and the current maximum 3% sales charge was paid. As the chart shows, by August 31, 1997, the value of the investment would have grown to $34,940 - a 249.40% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $36,619 - a 266.19% increase. INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1997
                                                     % OF FUND'S
                                                     INVESTMENTS

CYTEC INDUSTRIES, INC.                               7.5

PRAXAIR, INC.                                        7.3

AIR PRODUCTS & CHEMICALS, INC.                       5.9

ICI (IMPERIAL CHEMICAL INDUSTRIES) PLC ADR CLASS L   5.8

SEALED AIR CORP.                                     4.9

WITCO CORP.                                          4.9

UNION CARBIDE CORP.                                  4.8

RAYCHEM CORP.                                        4.7

MINNESOTA MINING & MANUFACTURING CO.                 4.4

W.R. GRACE & CO.                                     4.0

TOP INDUSTRIES AS OF AUGUST 31, 1997
36
CHEMICALS 35.9%
INDUSTRIAL GASES 16.4%
UNSUPPORTED PLASTICS
FILM & SHEET 8.9%
MANUFACTURING INDUSTRIES,
NEC 4.4%
PAINT & VARNISH 3.6%
ALL OTHERS 30.8%

ROW: 1, COL: 1, VALUE: 30.8
ROW: 1, COL: 2, VALUE: 3.6
ROW: 1, COL: 3, VALUE: 4.4
ROW: 1, COL: 4, VALUE: 8.9
ROW: 1, COL: 5, VALUE: 16.4
ROW: 1, COL: 6, VALUE: 35.9
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
CHEMICALS PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



NOTE TO SHAREHOLDERS: Audra Barranco became Portfolio Manager of Fidelity Select Chemicals Portfolio on June 2, 1997.
Q. HOW DID THE FUND PERFORM, AUDRA?
A. For the six months that ended on August 31, 1997, the fund had a total return of 17.21%. For the 12 months, the fund's return was 29.00%. For the same periods, the Standard & Poor's 500 Index returned 14.78% and 40.65%, respectively.
Q. THE FUND HAD A RELATIVELY STRONG SIX MONTHS. WHAT ACCOUNTED FOR
THIS?
A. By the nature of the specialty and diversified chemical industries, stock selection on a case-by-case basis is more the fund's strategy, versus an industry call. The chemical companies in which we invest produce a variety of highly specialized products and serve widely diversified markets, and because the companies differ as much as they do from each other, individual stock picking is very important. Therefore, reducing the number of holdings in the portfolio from about 60 to about 45 and concentrating more of the assets in our favorite chemical selections seemed to be an appropriate strategy for outperforming the fund's benchmark.
Q. WHAT COMPANIES CONTRIBUTED TO THIS STRONG PERFORMANCE?
A. We had four companies in the top 10 holdings that had very large moves. The fund's largest holding at the end of the period, Cytec Industries, went up 20% following its acquisition of the majority of Fiberite, Inc. Two other top 10 holdings, Sealed Air Corp. and W.R. Grace & Co., merged their packaging divisions, which led to significant appreciation in their stocks' prices. Another top holding in the fund, Imperial Chemical Industries, PLC, a company based in the United Kingdom, performed well when the market finally recognized its potential. A fifth strong contributor was another top 10 holding, Witco Corp., a specialty chemicals company, which continues to make progress in its major restructuring. We added to existing weightings in Grace, Cytec and Witco. In all these cases, we knew they were great stories. We were waiting for their value to be recognized, and it has begun to happen after a slow start in the beginning of 1997.
Q. WERE THERE ANY DISAPPOINTMENTS?
A. Commodity companies in general have not performed well. They are the most affected by the business cycle and are capacity-driven. One example of a portfolio holding that we own but whose value we believe was not recognized by the market during the six months was Union Carbide, which is a commodity-chemical company. We started the six-month period underweighted in commodities, and we have reduced our commodity weightings even more. We believe this is the best strategy, as we are heading into a cyclical trough with commodity chemicals, as new capacity is coming on and ethylene margins will be declining.
Q. WHY ARE SPECIALTY AND DIVERSIFIED COMPANIES LESS AFFECTED BY THE BUSINESS CYCLE?
A. Because these companies take commodity raw materials and turn them into such value-added or "specialized" products for their customers, the pricing strategy is different for them than for commodity chemical companies. The specialty companies' product pricing is based largely on the value the products bring the customers, and therefore pricing is not as affected by the capacity-driven issues that affect commodity chemicals' product prices. Hence, the specialty/diversifieds tend to have smaller fluctuations in prices/margins and earnings over the course of a cycle.
Q. WHAT IS YOUR OUTLOOK?
A. The outlook for a number of specialty and diversified companies is great. I see plenty of opportunities for revenue growth, margin improvements and earnings growth. With a number of companies there is a lot of opportunity for strategic acquisitions. Cytec is a case in point. It already had been in the aerospace composites business, but it solidified and enlarged its presence in this business through a strategic acquisition. In addition, many of the chemical companies want to grow and add to their business outside the United States and are looking for growth in Latin America and Asia Pacific through strategic acquisitions. Right now, I plan to stay more heavily weighted in specialty and diversified companies, rather than commodities, for reasons I explained earlier. Within the specialty and diversified companies, it's a case-by-case, stock-picking strategy. This is definitely not an industry call. It is by no means a homogeneous industry.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


FUND FACTS
START DATE: July 29, 1985
FUND NUMBER: 069
TRADING SYMBOL: FSCHX
SIZE: as of August 31, 1997, more than
$84 million
MANAGER: Audra Barranco, since June 1997;
equity analyst, specialty and diversified chemicals; joined Fidelity in 1996
(checkmark)
CHEMICALS PORTFOLIO
INVESTMENTS AUGUST 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 90.1%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 0.7%
ORDNANCE - 0.7%
Primex Technologies, Inc.   19,560 $ 572,130  74159710
BUILDING MATERIALS - 6.9%
ABRASIVES AND ASBESTOS - 3.3%
Hexcel Corp. (a)  105,000  2,920,313  42829110
PAINT & VARNISH - 3.6%
Lilly Industrial Coatings, Inc. Class A  104,000  2,301,000  53249110
Sherwin-Williams Co.   29,500  809,406  82434810
  3,110,406
TOTAL BUILDING MATERIALS   6,030,719
CHEMICALS & PLASTICS - 71.3%
ADHESIVES & SEALANTS - 1.9%
Ferro Corp.   19,100  718,638  31540510
International Specialty Products, Inc. (a) 48,900 699,881 46033410 Lydall, Inc. (a) 10,500 249,375 55081910
  1,667,894
AGRICULTURAL CHEMICALS - 3.2%
IMC Global, Inc.   19,740  694,601  44966910
OM Group, Inc.   27,900  1,021,838
Potash Corp. of Saskatchewan  14,400  1,067,220  73755L10
  2,783,659
CHEMICALS - 35.9%
Bayer AG  4,800  179,074  07273010
Cabot Corp.   14,700  402,413  12705510
Cytec Industries, Inc. (a)  133,713  6,526,866  23282010
du Pont (E.I.) de Nemours & Co.   33,800  2,106,163  26353410
ICI (Imperial Chemical Industries)
 PLC ADR Class L   77,500  5,085,938  45270450
Monsanto Co.   70,000  3,075,625  61166210
NL Industries, Inc.   19,800  262,350  62915640
Olin Corp.   24,800  1,103,600  68066520
Raychem Corp.   44,500  4,141,281  75460310
Union Carbide Corp.   82,200  4,217,888  90558110
Witco Corp.   90,700  4,262,900  97738510
  31,364,098
INDUSTRIAL GASES - 16.4%
AGA AB Series B shares  83,100  1,188,104  00107010
Air Products & Chemicals, Inc.   63,200  5,154,750  00915810
BOC Group PLC  48,441  835,618  09676210
L'Air Liquide  3,970  605,992  00867810
NuCo2, Inc. (a)  12,000  198,000  62942810
Praxair, Inc.   118,553  6,335,176  74005P10
  14,317,640
INORGANIC CHEMICALS - 1.8%
Minerals Technologies, Inc.   7,700  306,075  60315810
Valspar Corp.   42,100  1,297,206  92035510
  1,603,281
NITROGENOUS FERTILIZERS - 1.0%
Soc Quimica y Minera de Chile ADR  14,300  863,363  83363510
PLASTICS & SYNTHETIC RESINS - 2.2%
Geon Co.   2,100  41,738  37246W10
Spartech Corp.   118,200  1,876,425  84722020
  1,918,163

 SHARES VALUE (NOTE 1)
UNSUPPORTED PLASTICS FILM & SHEET - 8.9%
Sealed Air Corp. (a)   82,500 $ 4,279,688  81211510
W.R. Grace & Co.   51,100  3,516,319  38391110
  7,796,007
TOTAL CHEMICALS & PLASTICS   62,314,105
CONSUMER DURABLES - 4.4%
MANUFACTURING INDUSTRIES, NEC - 4.4%
Minnesota Mining & Manufacturing Co.   42,400  3,810,700  60405910
DRUGS & PHARMACEUTICALS - 1.3%
BIOTECHNOLOGY - 1.3%
Sigma Aldrich Corp.   33,600  1,096,200  82655210
ELECTRONIC INSTRUMENTS - 0.0%
SEMI-CONDUCTOR CAPITAL EQUIPMENT - 0.0%
Lam Research Corp.   373  21,075  51280710
HOUSEHOLD PRODUCTS - 1.0%
COSMETICS - 1.0%
Gillette Co.   11,100  919,219  37576610
PACKAGING & CONTAINERS - 3.2%
GLASS CONTAINERS - 1.5%
Owens-Illinois, Inc. (a)  36,900  1,284,581  69076840
METAL CANS & CONTAINERS - 1.7%
Silgan Holdings, Inc.   37,700  1,545,700  82704810
TOTAL PACKAGING & CONTAINERS   2,830,281
PRECIOUS METALS - 0.4%
GOLD ORES - 0.4%
Stillwater Mining Co. (a)(c)  15,300  321,300  86074Q90
RETAIL & WHOLESALE, MISCELLANEOUS - 0.9%
RETAIL STORES - 0.9%
Gadzooks, Inc. (a)  40,000  760,000  36255310
TOTAL COMMON STOCKS
 (Cost $62,073,652)   78,675,729
CASH EQUIVALENTS - 9.9%
Taxable Central Cash Fund (b)
 (Cost $8,619,397)  8,619,397  8,619,397  31635A10
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $70,693,049) $ 87,295,126
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.65%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $321,300 or 0.4% of net assets.
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $8,788,619 and $50,039,464, respectively (see Note 3 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $16,086 for the period (see Note 4 of Notes to Financial Statements).
The fund participated in the securities lending program. At the period end, the value of securities loaned and the value of collateral amounted to $4,279,688 and $4,455,000, respectively (see Note 6 of Notes to Financial Statements).
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States   88.6%
United Kingdom   7.0
Sweden   1.3
Canada   1.2
Others (individually less than 1%)    1.9
TOTAL   100.0%
INCOME TAX INFORMATION
At August 31, 1997, the aggregate cost of investment securities for income tax purposes was $70,693,049. Net unrealized appreciation aggregated $16,602,077, of which $17,200,816 related to appreciated investment securities and $598,739 related to depreciated investment securities.
CHEMICALS PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31,
1997
(UNAUDITED)

ASSETS

INVESTMENT IN                      $ 87,295,126
SECURITIES, AT
VALUE
(COST
$70,693,049
) - SEE
ACCOMPANYIN
G SCHEDULE

RECEIVABLE FOR                      2,282,994
INVESTMENTS
SOLD

RECEIVABLE FOR                      82,305
FUND SHARES
SOLD

DIVIDENDS                           162,670
RECEIVABLE

INTEREST                            55,404
RECEIVABLE

REDEMPTION FEES                     85
RECEIVABLE

OTHER                               1,658
RECEIVABLES

 TOTAL ASSETS                       89,880,242

LIABILITIES

PAYABLE FOR           $ 281,550
FUND SHARES
REDEEMED

ACCRUED                42,475
MANAGEMENT
FEE

OTHER PAYABLES         110,449
AND
ACCRUED
EXPENSES

COLLATERAL ON          4,455,000
SECURITIES
LOANED,
AT VALUE

 TOTAL LIABILITIES                  4,889,474

NET ASSETS                         $ 84,990,768

NET ASSETS
CONSIST OF:

PAID IN CAPITAL                    $ 61,348,723

UNDISTRIBUTED                       125,558
NET INVESTMENT
INCOME

ACCUMULATED                         6,914,580
UNDISTRIBUTED
NET REALIZED
GAIN (LOSS) ON
INVESTMENTS
AND FOREIGN
CURRENCY
TRANSACTIONS

NET UNREALIZED                      16,601,907
APPRECIATION
(DEPRECIATION)
ON
INVESTMENTS
AND ASSETS
AND LIABILITIES
IN
FOREIGN
CURRENCIES

NET ASSETS, FOR                    $ 84,990,768
1,706,651
SHARES
OUTSTANDING

NET ASSET                           $49.80
VALUE AND
REDEMPTION
PRICE PER
SHARE
($84,990,76
8 (DIVIDED BY)
1,706,651
SHARES)

MAXIMUM                             $51.34
OFFERING PRICE
PER SHARE
(100/97.00
OF $49.80)

STATEMENT OF OPERATIONS
 SIX MONTHS
ENDED AUGUST
31, 1997
(UNAUDITED)

INVESTMENT                        $ 733,000
INCOME
DIVIDENDS

INTEREST                           196,260
(INCLUDING
INCOME ON
SECURITIES
LOANED OF
$56,611)

 TOTAL INCOME                      929,260

EXPENSES

MANAGEMENT           $ 281,952
FEE

TRANSFER AGENT        410,704
FEES

ACCOUNTING AND        50,085
SECURITY
LENDING FEES

NON-INTERESTED        224
TRUSTEES'
COMPENSATION

CUSTODIAN FEES        7,380
AND EXPENSES

REGISTRATION FEES     24,622

AUDIT                 11,190

LEGAL                 701

MISCELLANEOUS         176

 TOTAL EXPENSES       787,034
BEFORE
REDUCTIONS

 EXPENSE              (5,307)      781,727
REDUCTIONS

NET INVESTMENT                     147,533
INCOME

REALIZED AND
UNREALIZED
GAIN (LOSS)
NET REALIZED
GAIN (LOSS) ON:

 INVESTMENT           7,160,710
SECURITIES

 FOREIGN              (1,675)      7,159,035
CURRENCY
TRANSACTIONS

CHANGE IN NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
ON:

 INVESTMENT           5,970,958
SECURITIES

 ASSETS AND           500          5,971,458
LIABILITIES IN
 FOREIGN
CURRENCIES

NET GAIN (LOSS)                    13,130,493

NET INCREASE                      $ 13,278,026
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                             $ 56,959
INFORMATION
SALES CHARGES
PAID TO FDC

 DEFERRED SALES                   $ 2,731
CHARGES
WITHHELD
 BY FDC

 EXCHANGE FEES                    $ 33,263
WITHHELD BY
FSC

 EXPENSE                          $ 5,293
REDUCTIONS
 DIRECTED
BROKERAGE
ARRANGEMENTS

  CUSTODIAN                        14
CREDITS

                                  $ 5,307

STATEMENT OF CHANGES IN NET ASSETS
INCREASE         SIX MONTHS ENDED   YEAR ENDED
(DECREASE) IN    AUGUST 31, 1997    FEBRUARY 28,
NET ASSETS       (UNAUDITED)        1997

OPERATIONS          $ 147,533       $ 822,641
NET
INVESTMENT
INCOME

 NET REALIZED        7,159,035       14,200,355
GAIN (LOSS)

 CHANGE IN NET       5,971,458       (2,755,765)
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE        13,278,026      12,267,231
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

DISTRIBUTIONS TO     (26,599)        (228,367)
SHAREHOLDERS
FROM NET
INVESTMENT
INCOME

 FROM NET            (79,366)        (6,676,304)
REALIZED GAIN

 TOTAL               (105,965)       (6,904,671)
DISTRIBUTIONS

SHARE                22,119,627      349,364,954
TRANSACTIONS
NET PROCEEDS
FROM SALES OF
SHARES

 REINVESTMENT        104,505         6,799,944
OF
DISTRIBUTIONS

 COST OF SHARES      (61,886,033)    (339,611,033)
REDEEMED

 REDEMPTION          71,326          262,393
FEES

 NET INCREASE        (39,590,575)    16,816,258
(DECREASE)
IN NET
ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL              (26,418,514)    22,178,818
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 BEGINNING OF        111,409,282     89,230,464
PERIOD

 END OF PERIOD      $ 84,990,768    $ 111,409,282
(INCLUDING
UNDISTRIBUTE
D NET
INVESTMENT
INCOME OF
$125,558
AND
$583,830,
RESPECTIVELY)

OTHER
INFORMATION
SHARES

 SOLD                493,654         8,409,682

 ISSUED IN           2,571           164,313
REINVESTMENT
OF
DISTRIBUTIONS

 REDEEMED            (1,409,097)     (8,211,486)

 NET INCREASE        (912,872)       362,509
(DECREASE)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

             SIX MONTHS ENDED   YEAR ENDED     YEAR ENDED     YEARS ENDED           TEN MONTHS ENDED
             AUGUST 31, 1997    FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,          FEBRUARY 28,

SELECTED     (UNAUDITED)        1997           1996           1995           1994   1993
PER-SHARE
DATA



NET ASSET VALUE,     $ 42.53       $ 39.53     $ 33.91    $ 31.66    $ 28.62    $ 32.81
BEGINNING OF
PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET                  .07           .28         .01        .36        .29        .30
INVESTMENT
INCOME D

 NET REALIZED         7.21          5.49        8.89       2.65       5.97       (.84)
AND
UNREALIZED
GAIN (LOSS)

 TOTAL FROM           7.28          5.77        8.90       3.01       6.26       (.54)
INVESTMENT
OPERATIONS



LESS
DISTRIBUTIONS

 FROM NET             (.01)         (.12)       (.08)      (.22)      (.23)      (.31)
INVESTMENT
INCOME

 FROM NET             (.03)         (2.74)      (3.22)     (.60)      (3.05)     (3.36)
REALIZED GAIN

 TOTAL                (.04)         (2.86)      (3.30)     (.82)      (3.28)     (3.67)
DISTRIBUTIONS

REDEMPTION FEES       .03           .09         .02        .06        .06        .02
ADDED TO PAID
IN CAPITAL

NET ASSET VALUE,     $ 49.80       $ 42.53     $ 39.53    $ 33.91    $ 31.66    $ 28.62
END OF PERIOD

TOTAL RETURN B, C     17.21%        15.06%      27.48%     9.90%      23.63%     (1.61)%

RATIOS AND
SUPPLEMENTAL
DATA

NET ASSETS, END      $ 84,991      $ 111,409   $ 89,230   $ 97,511   $ 62,217   $ 28,796
OF PERIOD
(000 OMITTED)

RATIO OF              1.66% A       1.83%       1.99%      1.52%      1.93%      1.89% A
EXPENSES TO
AVERAGE NET
ASSETS

RATIO OF              1.65% A, E    1.81% E     1.97% E    1.51% E    1.93%      1.89% A
EXPENSES TO
AVERAGE NET
ASSETS AFTER
EXPENSE
REDUCTIONS

RATIO OF NET          .31% A        .67%        .04%       1.07%      .97%       1.21% A
INVESTMENT
INCOME TO
AVERAGE NET
ASSETS

PORTFOLIO             19% A         207%        87%        106%       81%        214% A
TURNOVER RATE

AVERAGE              $ .0405       $ .0458
COMMISSION
RATE F


A ANNUALIZED B
 THE TOTAL RETURNS
WOULD HAVE BEEN
LOWER HAD CERTAIN
EXPENSES NOT
BEEN REDUCED
DURING THE PERIODS
SHOWN (SEE NOTE
8 OF NOTES TO
FINANCIAL
STATEMENTS). C
 TOTAL RETURNS DO
NOT INCLUDE THE
ONE TIME SALES
CHARGE AND FOR
PERIODS OF LESS
THAN ONE YEAR ARE
NOT
ANNUALIZED. D
NET INVESTMENT
INCOME PER SHARE
HAS BEEN
CALCULATED BASED
ON AVERAGE SHARES
OUTSTANDING
DURING THE
PERIOD. E FMR
OR THE FUND HAS
ENTERED INTO
VARYING
ARRANGEMENTS
WITH THIRD PARTIES
WHO EITHER PAID OR
REDUCED A PORTION
OF THE FUND'S
EXPENSES (SEE
NOTE 8 OF NOTES
TO FINANCIAL
STATEMENTS). F
 FOR FISCAL YEARS
BEGINNING ON OR
AFTER SEPTEMBER
1, 1995, A FUND
IS REQUIRED TO
DISCLOSE ITS
AVERAGE
COMMISSION RATE
PER SHARE FOR
SECURITY TRADES ON
WHICH
COMMISSIONS ARE
CHARGED. THIS
AMOUNT MAY VARY
FROM PERIOD TO
PERIOD AND FUND TO
FUND DEPENDING
ON THE MIX OF
TRADES EXECUTED IN
VARIOUS MARKETS
WHERE TRADING
PRACTICES AND
COMMISSION RATE
STRUCTURES MAY
DIFFER.

CYCLICAL INDUSTRIES PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value), but does not include certain fees paid by shareholders upon exchange or redemption. If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIOD ENDED                                LIFE OF
AUGUST 31, 1997                             FUND

CYCLICAL INDUSTRIES                         18.60%

CYCLICAL INDUSTRIES                         15.04%
(INCL. 3% SALES CHARGE)

S&P 500                                     14.77%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, since the fund started on March 3, 1997. You can compare the fund's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvestment of dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. Average annual total returns will appear once the fund is a year old, and the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1997
                                       % OF FUND'S
                                       INVESTMENTS

GENERAL ELECTRIC CO.                   5.6

FORT JAMES CORP.                       3.2

WESTINGHOUSE ELECTRIC CORP.            2.5

MINNESOTA MINING & MANUFACTURING CO.   2.4

QUANEX CORP.                           2.4

DU PONT (E.I.) DE NEMOURS & CO.        2.2

ALUMINUM CO. OF AMERICA                2.2

DOFASCO INC.                           2.2

EMERSON ELECTRIC CO.                   2.0

W.R. GRACE & CO.                       1.7

TOP INDUSTRIES AS OF AUGUST 31, 1997
ELECTRICAL MACHINERY 10.1%
PAPER 6.5%
CHEMICALS 5.4%
IRON & STEEL BLAST
FURNACES, MILLS 4.6%
PAPER MILLS 4.4%
ALL OTHERS 69.0%
ROW: 1, COL: 1, VALUE: 69.0
ROW: 1, COL: 2, VALUE: 4.4
ROW: 1, COL: 3, VALUE: 4.6
ROW: 1, COL: 4, VALUE: 5.4
ROW: 1, COL: 5, VALUE: 6.5
ROW: 1, COL: 6, VALUE: 10.1
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
CYCLICAL INDUSTRIES PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



Albert Ruback,
Portfolio Manager of
Fidelity Select Cyclical
Industries Portfolio
Q. HOW DID THE FUND PERFORM, ALBERT?
A. From its inception on March 3, 1997, through August 31, 1997, the fund had a return of 18.60%, outperforming the Standard & Poor's 500 Index, which returned 14.77% during the same time frame.
Q. WHAT WAS THE INVESTING ENVIRONMENT LIKE DURING THE PERIOD?
A. Almost without exception until the last month of the period, the stock market was led - dominated, in fact - by a relatively small group of the largest-capitalization stocks, such as Gillette and Coca-Cola. Companies such as these and a couple of dozen others have been responsible for an unusually large portion of the S&P 500's gains over the past couple of years. The cyclical sector performed well due to a generally strong economy, one characterized by moderate growth, low unemployment and low interest rates. All in all, it was an excellent environment for cyclical stocks.
Q. WHAT WAS YOUR INVESTING STRATEGY OVER THE PAST SIX MONTHS?
A. I generally favored three sectors over the course of the period - paper and forest products, metals and mining, and aerospace and defense, although I also held significant positions in iron and steel, chemicals and plastics, and electrical equipment. Business prospects for companies in the paper and forest products sector continued to improve, and valuations were still attractive even as many of the stocks appreciated in price. Fort James - the fund's second-largest holding at the end of the period - is a good example of my investments in this sector. On the metals side, particularly aluminum, there were low inventory levels and what I believed to be an inflection point for commodity prices - meaning a point where I felt commodity metal prices were going to increase. Alcoa - the Aluminum Company of America - and Alumax helped the fund in this area. As far as aerospace and defense, I felt we were in the early phases of a huge backlog-building cycle where cash-flow generation would be enormous and stocks in this area would appreciate. Northrop Grumman, a defense electronics company, and Lockheed Martin were two holdings that reflected this strategy.
Q. HOW DID THE FUND'S LARGEST HOLDINGS PERFORM? WHICH CONTRIBUTED TO THE FUND'S PERFORMANCE DURING THE PERIOD?
A. General Electric, which represented almost 6% of the fund's holdings at the end of the period as my top position, was up over 20% during the past six months, although it retreated pretty significantly late in the period, as did many of the stock market's largest-cap companies. Fort James, manufacturer of Quilted Northern bathroom tissues, Brawny paper towels and Dixie cups, also appreciated over 20% over the past six months. Westinghouse Electric, the fund's third-largest position at the end of August, had a stellar performance, with its stock jumping almost 50%. Quanex, a metals manufacturer, and W.R. Grace, the specialty chemical and health care company, also contributed nicely during the period.
Q. DESPITE THE PORTFOLIO'S STRONG SHOWING SINCE INCEPTION, THERE MUST HAVE BEEN SOME DISAPPOINTMENTS . . .
A. That's true. Minnesota Mining & Manufacturing - 3M to most of us - was basically flat during the period and, as the fund's fourth-largest position at the end of August, it detracted from the fund's return. The stocks of DuPont, Alcoa and Emerson Electric, all top 10 holdings, each appreciated over the past six months, but not as impressively as the fund in general or the S&P.
Q. WHAT'S YOUR OUTLOOK FOR THE REST OF THE YEAR, ALBERT?
A. Generally speaking, the only two areas within the cyclicals that I'm worried about are autos and chemicals, where I think possible over-capacity by the producers could hurt their profitability. Right now, everything seems to be holding up all right, so I'm not that concerned, although I will be watching these sectors closely. I think the key question, though, is what the Federal Reserve Board will do with interest rates. Cyclical industries, by definition, are tied to the performance of the economy. If the Fed raises rates to slow down economic growth, it will most likely have a negative effect on cyclical companies.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


FUND FACTS
START DATE: March 3, 1997
FUND NUMBER: 515
TRADING SYMBOL: FCYCF
SIZE: as of August 31, 1997, more than
$4 million
MANAGER: Albert Ruback, since inception;
manager, Fidelity Select Energy Portfolio,
1994-1996; Fidelity Select Industrial
Equipment Portfolio, 1991-1994; sector
leader, cyclical industries, since 1996; joined
Fidelity in 1991
(checkmark)
CYCLICAL INDUSTRIES PORTFOLIO
INVESTMENTS AUGUST 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 96.9%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 6.4%
AIRCRAFT - 1.6%
Boeing Co.   540 $ 29,396  09702310
Lockheed Martin Corp.   400  41,475  53983010
  70,871
AIRCRAFT & PARTS - 2.0%
Precision Castparts Corp.   200  12,925  74018910
Rohr Industries, Inc. (a)   400  10,825  77542210
Sundstrand Corp.   900  53,100  86732310
Textron, Inc.   200  12,463  88320310
  89,313
AIRCRAFT ENGINES & PARTS - 2.2%
AlliedSignal, Inc.   600  49,521  01951210
United Technologies Corp.   600  46,838  91301710
  96,359
AIRCRAFT EQUIPMENT - 0.3%
Aviall, Inc. (a)  700  11,463  05366B10
MISSILES & SPACE VEHICLES - 0.3%
Thiokol Corp.   200  15,925  88410310
TOTAL AEROSPACE & DEFENSE   283,931
AIR TRANSPORTATION - 2.6%
AIR TRANSPORT, MAJOR NATIONAL - 2.6%
AMR Corp. (a)  700  70,525  00176510
America West Holding Corp. Class B (a) 1,100 13,269 02365720 Continental Airlines, Inc. Class B (a) 700 25,638 21079530 Ryanair Holdings PLC sponsored ADR 300 8,250 78351310
  117,682
AUTOS, TIRES, & ACCESSORIES - 3.6%
AUTO & TRUCK PARTS - 2.3%
Eaton Corp.   500  45,031  27805810
SPX Corp.   800  46,500  78463510
Wynn's International, Inc.   400  11,550  98319510
  103,081
MOTOR VEHICLES & CAR BODIES - 1.3%
Chrysler Corp.   1,100  38,638  17119610
Lear Corp. (a)  400  18,325  52186510
  56,963
TOTAL AUTOS, TIRES & ACCESSORIES   160,044
BUILDING MATERIALS - 1.8%
AIRCONDITIONING EQUIPMENT - 0.8%
American Standard Companies, Inc. (a)  600  28,200  02971210
York International Corp.   200  8,975  98667010
  37,175
PAINT & VARNISH - 0.6%
Lilly Industrial Coatings, Inc. Class A 1,100 24,338 53249110 PLUMBING SUPPLIES - WHOLESALE - 0.4%
Masco Corp.   400  17,775  57459910
TOTAL BUILDING MATERIALS   79,288
CHEMICALS & PLASTICS - 10.5%
ADHESIVES & SEALANTS - 1.1%
Ferro Corp.   700  26,338  31540510
Nalco Chemical Co.   600  24,000  62985310
  50,338
AGRICULTURAL CHEMICALS - 0.3%
OM Group, Inc.   400  14,650  67087210

 SHARES VALUE (NOTE 1)
CHEMICALS - 5.4%
Cytec Industries, Inc. (a)   1,300 $ 63,456  23282010
du Pont (E.I.) de Nemours & Co.   1,600  99,700  26353410
Monsanto Co.   1,200  52,725  61166210
NL Industries, Inc.   1,300  17,225  62915640
Witco Corp.   200  9,400  97738510
  242,506
INDUSTRIAL GASES - 1.5%
Air Products & Chemicals, Inc.   400  32,625  00915810
Praxair, Inc.   600  32,063  74005P10
  64,688
PLASTICS & SYNTHETIC RESINS - 0.3%
Spartech Corp.   800  12,700  84722020
UNSUPPORTED PLASTICS FILM & SHEET - 1.9%
Sealed Air Corp. (a)  200  10,375  81211510
W.R. Grace & Co.   1,100  75,694  38391110
  86,069
TOTAL CHEMICALS & PLASTICS   470,951
COMMUNICATIONS EQUIPMENT - 0.4%
TELEPHONE EQUIPMENT - 0.4%
Perceptron, Inc. (a)  600  15,750  71361F10
COMPUTERS & OFFICE EQUIPMENT - 0.3%
OFFICE AUTOMATION - 0.3%
Pitney Bowes, Inc.   200  15,275  72447910
CONSTRUCTION - 0.6%
GENERAL BUILDING - 0.3%
D.R. Horton, Inc.   800  12,600  23331A10
OPERATIVE BUILDERS - 0.3%
Kaufman & Broad Home Corp.   700  14,000  48616810
TOTAL CONSTRUCTION   26,600
CONSUMER DURABLES - 2.4%
MANUFACTURING INDUSTRIES, NEC - 2.4%
Minnesota Mining & Manufacturing Co.   1,200  107,850  60405910
CONSUMER ELECTRONICS - 0.6%
APPLIANCES - 0.6%
Maytag Co.   700  19,206  57859210
Whirlpool Corp.   100  5,725  96332010
  24,931
DEFENSE ELECTRONICS - 2.2%
Litton Industries, Inc. (a)  300  14,963  53802110
Northrop Grumman Corp.   500  58,531  66680710
Raytheon Co.   400  22,000  75511110
  95,494
ELECTRICAL EQUIPMENT - 11.3%
ELECTRICAL MACHINERY - 10.1%
Emerson Electric Co.   1,600  87,500  29101110
General Electric Co.   4,000  250,000  36960410
Westinghouse Electric Corp.   4,400  113,300  96040210
  450,800
TV & RADIO COMMUNICATION EQUIPMENT - 1.2%
Gilat Satellite Networks Ltd. (a)  1,600  52,000  40199892
TOTAL ELECTRICAL EQUIPMENT   502,800
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
ENGINEERING - 0.4%
ARCHITECTS & ENGINEERS - 0.4%
EG & G, Inc.   600 $ 12,750  26845710
Fluor Corp.   100  5,613  34386110
  18,363
HOLDING COMPANIES - 1.3%
HOLDING COMPANY OFFICES, NEC - 1.3%
Norfolk Southern Corp.   600  58,800  65584410
INDUSTRIAL MACHINERY & EQUIPMENT - 5.2%
CONSTRUCTION EQUIPMENT - 1.6%
Caterpillar, Inc.   1,200  69,675  14912310
ACCESSORIES & MEASURING CUTTING TOOLS - 0.2%
Stanley Works  200  8,513  85461610
FARM MACHINERY & EQUIPMENT - 1.5%
Case Corp.   1,000  67,063  14743R10
GENERAL INDUSTRIAL MACHINERY - 1.9%
Illinois Tool Works, Inc.   600  29,025  45230810
Ingersoll-Rand Co.   700  42,088  45686610
Tyco International Ltd.   200  15,688  90212410
  86,801
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   232,052
IRON & STEEL - 8.8%
BLAST FURNACES - 1.3%
AK Steel Holding Corp.   200  9,050  00154710
Steel Dynamics, Inc.   1,900  47,975  85811910
  57,025
FABRICATED METAL PRODUCTS - 0.7%
Aeroquip Vickers, Inc.   200  11,175  00786910
SPS Technologies, Inc. (a)  200  17,175  78462610
  28,350
IRON & STEEL BLAST FURNACES, MILLS - 4.6%
Inland Steel Industries, Inc.   2,000  42,125  45747210
Nucor Corp.   1,000  56,688  67034610
Quanex Corp.   2,900  105,306  74762010
  204,119
IRON & STEEL FOUNDRIES - 2.1%
Dofasco Inc.   4,700  95,846  25690070
METAL FORGINGS & STAMPINGS - 0.1%
TriMas Corp.   200  5,725  89621510
TOTAL IRON & STEEL   391,065
METALS & MINING - 9.3%
ALUMINUM, EXTRUDED PRODUCTS - 1.3%
Alumax, Inc. (a)   1,400  58,013  02219710
METAL MINING - 1.1%
Phelps Dodge Corp.   600  48,263  71726510
METALS SERVICE CENTERS - WHOLESALE - 0.3%
Ryerson Tull, Inc. Class A (a)  700  11,419  78375510
NON-METALLIC MINERAL MINING - 0.3%
Martin Marietta Materials, Inc.   400  13,975  57328410
NONFERROUS ROLLING & DRAWING - 2.6%
Essex International, Inc.   1,400  53,813  29702510
Special Metals Corp.   600  10,575  84741Y10
Superior Telecom, Inc. (a)  1,400  52,938  86836510
  117,326

 SHARES VALUE (NOTE 1)
PRIME NONFERROUS SMELTING - 3.4%
Alcan Aluminium Ltd.   1,100 $ 38,444  01371610
Aluminum Co. of America  1,200  98,700  02224910
Inco Ltd.   600  16,235  45325840
  153,379
SECONDARY NONFERROUS SMELTING - 0.3%
IMCO Recycling, Inc.   600  11,513  44968110
TOTAL METALS & MINING   413,888
PACKAGING & CONTAINERS - 2.7%
GLASS CONTAINERS - 1.4%
Owens-Illinois, Inc. (a)  1,800  62,663  69076840
METAL CANS & CONTAINERS - 1.3%
Silgan Holdings, Inc.   1,400  57,400  82704810
TOTAL PACKAGING & CONTAINERS   120,063
PAPER & FOREST PRODUCTS - 13.7%
CONVERTED PAPER & PAPERBOARD - 0.5%
Boise Cascade Corp.   600  23,738  09738310
LUMBER & WOOD - 0.8%
Weyerhaeuser Co.   600  34,650  96216610
PAPER - 6.5%
Champion International Corp.   600  35,513  15852510
Chesapeake Corp.   2,000  68,750  16515910
Georgia-Pacific Corp.   200  18,250  37329810
Stone Container Corp.   1,700  29,325  86158910
Temple-Inland, Inc.   600  38,700  87986810
Union Camp Corp.   600  35,588  90553010
Westvaco Corp.   900  30,488  96154810
Willamette Industries, Inc.   400  31,900  96913310
  288,514
PAPER MILLS - 4.4%
Bowater, Inc.   1,000  51,188  10218310
Fort James Corp.   3,387  142,254  34747110
  193,442
PAPERBOARD MILLS - 0.6%
Mead Corp.   400  28,375  58283410
PULP MILLS - 0.9%
Tembec, Inc. Class A (a)  4,400  41,218  87992010
TOTAL PAPER & FOREST PRODUCTS   609,937
PHOTOGRAPHIC EQUIPMENT - 0.3%
Imation Corp. (a)   500  13,531  45245A10
POLLUTION CONTROL - 2.8%
POLLUTION EQUIPMENT & DESIGN - 0.3%
Ogden Corp.   600  13,913  67634610
REFUSE SYSTEMS - 1.5%
Browning-Ferris Industries, Inc.   700  24,456  11588510
Waste Management, Inc.   1,300  41,600  94106K10
  66,056
SANITARY SERVICES - 1.0%
USA Waste Services, Inc. (a)   1,037  43,554  90291710
TOTAL POLLUTION CONTROL   123,523
RAILROADS - 4.5%
RAILROAD EQUIPMENT - 0.1%
Bombardier, Inc. Class B  300  5,826  09775120
RAILROADS - 4.4%
CSX Corp.   1,000  57,188  12640810
Canadian National Railway Co.   1,200  59,362  13637510
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
RAILROADS - CONTINUED
RAILROADS - CONTINUED
Union Pacific Corp.   800 $ 51,950  90781810
Wisconsin Central Transportation Corp. (a)  800  24,800  97659210
  193,300
TOTAL RAILROADS   199,126
SHIP BUILDING & REPAIR - 1.8%
SHIP BUILDERS - 1.8%
Avondale Industries, Inc. (a)   1,300  29,738  05435010
General Dynamics Corp.   500  39,813  36955010
Newport News Shipbuilding, Inc.   600  11,625  65222810
   81,176
TEXTILES & APPAREL - 0.8%
COTTON MILLS - 0.2%
Galey & Lord, Inc. (a)   600  10,688  36352K10
TEXTILE MILL PRODUCTS - 0.6%
Unifi, Inc.   700  26,863  90467710
TOTAL TEXTILES & APPAREL   37,551
TRUCKING & FREIGHT - 2.6%
AIR COURIER SERVICES - 0.3%
CNF Transportation, Inc.   400  14,450  12612W10
FREIGHT FORWARDING - 0.6%
Air Express International Corp.   300  9,113  00910410
Expeditors International of
 Washington, Inc.   500  18,313  30213010
  27,426
TRUCKING, LOCAL & LONG DISTANCE - 0.4%
Werner Enterprises, Inc.   900  19,688  95075510
TRUCKING, LONG DISTANCE - 1.3%
USFreightways Corp.   600  18,000  91690610
Yellow Corp. (a)  1,200  37,650  98550910
  55,650
TOTAL TRUCKING & FREIGHT   117,214
TOTAL COMMON STOCKS
 (Cost $3,923,560)   4,316,885
CASH EQUIVALENTS - 3.1%
Taxable Central Cash Fund (b)
 (Cost $135,953)  135,953  135,953  31635A10
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $4,059,513)  $ 4,452,838
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.65%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage. OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $5,531,758 and $1,779,835, respectively (see Note 3 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $202 for the period (see Note 4 of Notes to Financial Statements).
INCOME TAX INFORMATION
At August 31, 1997, the aggregate cost of investment securities for income tax purposes was $4,059,513. Net unrealized appreciation aggregated $393,325, of which $457,735 related to appreciated investment securities and $64,410 related to depreciated investment securities.
CYCLICAL INDUSTRIES PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31,
1997
(UNAUDITED)

ASSETS

INVESTMENT IN                      $ 4,452,838
SECURITIES, AT
VALUE
(COST
$4,059,513)
- SEE
ACCOMPANYIN
G SCHEDULE

RECEIVABLE FOR                      95,491
INVESTMENTS
SOLD

RECEIVABLE FOR                      29,828
FUND SHARES
SOLD

DIVIDENDS                           6,178
RECEIVABLE

INTEREST                            1,124
RECEIVABLE

REDEMPTION FEES                     93
RECEIVABLE

PREPAID                             9,213
EXPENSES

RECEIVABLE FROM                     6,414
INVESTMENT
ADVISER FOR
EXPENSE
REDUCTIONS

 TOTAL ASSETS                       4,601,179

LIABILITIES

PAYABLE TO              $ 18,357
CUSTODIAN
BANK

PAYABLE FOR              221,241
FUND SHARES
REDEEMED

OTHER PAYABLES           22,850
AND
ACCRUED
EXPENSES

 TOTAL LIABILITIES                  262,448

NET ASSETS                         $ 4,338,731

NET ASSETS
CONSIST OF:

PAID IN CAPITAL                    $ 3,788,902

ACCUMULATED                         (15,133)
NET INVESTMENT
(LOSS)

ACCUMULATED                         171,637
UNDISTRIBUTED
NET REALIZED
GAIN (LOSS)
ON
INVESTMENTS

NET UNREALIZED                      393,325
APPRECIATION
(DEPRECIATION)
ON
INVESTMENTS

NET ASSETS, FOR                    $ 4,338,731
365,841
SHARES
OUTSTANDING

NET ASSET                           $11.86
VALUE AND
REDEMPTION
PRICE PER
SHARE
($4,338,731
(DIVIDED BY) 365,841
SHARES)

MAXIMUM                             $12.23
OFFERING PRICE
PER SHARE
(100/97.00
OF $11.86)

STATEMENT OF OPERATIONS
                                  MARCH 3, 1997
                                 (COMMENCEMENT
                                 OF OPERATIONS) TO
                                  AUGUST 31, 1997
                                 (UNAUDITED)

INVESTMENT                       $ 19,204
INCOME
DIVIDENDS

INTEREST                          6,767

 TOTAL INCOME                     25,971

EXPENSES

MANAGEMENT           $ 9,699
FEE

TRANSFER AGENT        11,037
FEES

ACCOUNTING FEES       29,751
AND EXPENSES

NON-INTERESTED        2
TRUSTEES'
COMPENSATION

CUSTODIAN FEES        10,334
AND EXPENSES

REGISTRATION FEES     29,681

AUDIT                 9,000

 TOTAL EXPENSES       99,504
BEFORE
REDUCTIONS

 EXPENSE              (58,400)    41,104
REDUCTIONS

NET INVESTMENT                    (15,133)
INCOME (LOSS)

REALIZED AND                      171,637
UNREALIZED
GAIN (LOSS)
NET REALIZED
GAIN (LOSS) ON
INVESTMENT
SECURITIES

CHANGE IN NET                     393,325
UNREALIZED
APPRECIATION
(DEPRECIATION)
ON INVESTMENT
SECURITIES

NET GAIN (LOSS)                   564,962

NET INCREASE                     $ 549,829
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                            $ 23,036
INFORMATION
SALES CHARGES
PAID TO FDC

 EXCHANGE FEES                   $ 1,620
WITHHELD BY
FSC

 EXPENSE                         $ 39
REDUCTIONS
 CUSTODIAN
CREDITS

  FMR                             58,361
REIMBURSEMEN
T

                                 $ 58,400

STATEMENT OF CHANGES IN NET ASSETS
INCREASE         MARCH 3, 1997
(DECREASE) IN    (COMMENCEMENT
NET ASSETS       OF OPERATIONS) TO
                 AUGUST 31, 1997
                 (UNAUDITED)

OPERATIONS         $ (15,133)
NET
INVESTMENT
INCOME (LOSS)

 NET REALIZED       171,637
GAIN (LOSS)

 CHANGE IN NET      393,325
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE       549,829
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

SHARE               7,729,625
TRANSACTIONS
NET PROCEEDS
FROM SALES OF
SHARES

 COST OF SHARES     (3,951,442)
REDEEMED

 REDEMPTION         10,719
FEES

 NET INCREASE       3,788,902
(DECREASE)
IN NET
ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL             4,338,731
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 BEGINNING OF       -
PERIOD

 END OF PERIOD     $ 4,338,731
(INCLUDING
ACCUMULATED
NET INVESTMENT
LOSS OF
$15,133)

OTHER
INFORMATION
SHARES

 SOLD               710,250

 REDEEMED           (344,409)

 NET INCREASE       365,841
(DECREASE)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS
             MARCH 3, 1997
             (COMMENCEMENT
             OF OPERATIONS) TO
             AUGUST 31, 1997

SELECTED     (UNAUDITED)
PER-SHARE
DATA

NET ASSET VALUE,     $ 10.00
BEGINNING OF
PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET                  (.05)
INVESTMENT
INCOME (LOSS) D

 NET REALIZED         1.87
AND
UNREALIZED
GAIN (LOSS)

 TOTAL FROM           1.82
INVESTMENT
OPERATIONS



REDEMPTION FEES       .04
ADDED TO PAID
IN CAPITAL

NET ASSET VALUE,     $ 11.86
END OF PERIOD

TOTAL RETURN B, C     18.60%

RATIOS AND
SUPPLEMENTAL
DATA

NET ASSETS, END      $ 4,339
OF PERIOD
(000 OMITTED)

RATIO OF              2.50% A,
EXPENSES TO          E
AVERAGE NET
ASSETS

RATIO OF NET          (.92)% A
INVESTMENT
INCOME (LOSS)
TO AVERAGE NET
ASSETS

PORTFOLIO             128% A
TURNOVER RATE

AVERAGE              $ .0194
COMMISSION
RATE F

ANNUALIZED
THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIOD
SHOWN (SEE NOTE 8 OF NOTES TO FINANCIAL
STATEMENTS).
TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR
ARE NOT ANNUALIZED.
NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.
FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S
EXPENSES DURING THE PERIOD. WITHOUT THIS
REIMBURSEMENT, THE FUND'S EXPENSE RATIO
WOULD HAVE BEEN HIGHER (SEE NOTE 8 OF
NOTES TO FINANCIAL STATEMENTS).
A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE
COMMISSION RATE PER SHARE FOR SECURITY TRADES
ON WHICH COMMISSIONS ARE CHARGED. THIS
AMOUNT MAY VARY FROM PERIOD TO PERIOD AND
FUND TO FUND DEPENDING ON THE MIX OF TRADES
EXECUTED IN VARIOUS MARKETS WHERE TRADING
PRACTICES AND COMMISSION RATE STRUCTURES MAY
DIFFER.

CONSTRUCTION AND HOUSING PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value), but does not include certain fees paid by shareholders upon exchange or redemption. If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED              PAST 6   PAST 1   PAST 5    PAST 10
AUGUST 31, 1997            MONTHS   YEAR     YEARS     YEARS

CONSTRUCTION AND HOUSING   21.78%   33.88%   136.90%   212.56%

CONSTRUCTION AND HOUSING   18.13%   29.86%   129.79%   203.18%
(INCL. 3% SALES CHARGE)

S&P 500                    14.78%   40.65%   146.47%   266.19%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one, five or 10 years. You can compare the fund's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvestment of dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED              PAST 1   PAST 5   PAST 10
AUGUST 31, 1997            YEAR     YEARS    YEARS

CONSTRUCTION AND HOUSING   33.88%   18.83%   12.07%

CONSTRUCTION AND HOUSING   29.86%   18.10%   11.73%
(INCL. 3% SALES CHARGE)

S&P 500                    40.65%   19.77%   13.86%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19970831 19970909 123925 S00000000000001
             Construction & Housing      S&P 500
             00511                       SP001
  1987/08/31       9700.00                    10000.00
  1987/09/30       8954.89                     9781.00
  1987/10/31       6109.92                     7674.17
  1987/11/30       5662.85                     7041.82
  1987/12/31       6383.55                     7577.70
  1988/01/31       6610.55                     7896.72
  1988/02/29       7229.65                     8264.71
  1988/03/31       7518.56                     8009.33
  1988/04/30       7738.68                     8098.24
  1988/05/31       7690.53                     8168.69
  1988/06/30       8144.53                     8543.63
  1988/07/31       8061.98                     8511.17
  1988/08/31       7649.25                     8221.79
  1988/09/30       7883.13                     8572.04
  1988/10/31       7938.16                     8810.34
  1988/11/30       7841.86                     8684.35
  1988/12/31       8246.83                     8836.33
  1989/01/31       8749.43                     9483.15
  1989/02/28       8643.25                     9247.02
  1989/03/31       8862.69                     9462.47
  1989/04/30       9209.55                     9953.57
  1989/05/31       9535.18                    10356.69
  1989/06/30       9529.15                    10297.66
  1989/07/31       9915.78                    11227.54
  1989/08/31      10082.56                    11447.60
  1989/09/30      10264.50                    11400.66
  1989/10/31       9688.35                    11136.17
  1989/11/30       9832.39                    11363.35
  1989/12/31       9615.57                    11636.07
  1990/01/31       9009.04                    10855.29
  1990/02/28       9195.04                    10995.32
  1990/03/31       9712.61                    11286.70
  1990/04/30       9429.57                    11004.53
  1990/05/31      10302.97                    12077.47
  1990/06/30      10116.97                    11995.34
  1990/07/31       9589.29                    11956.96
  1990/08/31       8370.15                    10876.05
  1990/09/30       7505.84                    10346.39
  1990/10/31       7242.00                    10301.90
  1990/11/30       7942.55                    10967.40
  1990/12/31       8688.58                    11273.39
  1991/01/31       9452.82                    11764.91
  1991/02/28      10280.73                    12606.10
  1991/03/31      10535.48                    12911.17
  1991/04/30      10699.24                    12942.15
  1991/05/31      11763.71                    13501.25
  1991/06/30      11163.24                    12882.90
  1991/07/31      11454.37                    13483.24
  1991/08/31      11927.47                    13802.79
  1991/09/30      11663.63                    13572.29
  1991/10/31      11463.47                    13754.15
  1991/11/30      10890.30                    13199.86
  1991/12/31      12278.26                    14709.93
  1992/01/31      13191.03                    14436.32
  1992/02/29      13406.96                    14623.99
  1992/03/31      13397.14                    14338.83
  1992/04/30      13583.62                    14760.39
  1992/05/31      14015.47                    14832.71
  1992/06/30      13014.01                    14611.71
  1992/07/31      13249.73                    15209.33
  1992/08/31      12797.93                    14897.53
  1992/09/30      12964.90                    15073.32
  1992/10/31      13416.71                    15126.08
  1992/11/30      14192.64                    15641.88
  1992/12/31      14575.69                    15834.28
  1993/01/31      15184.65                    15967.28
  1993/02/28      15459.66                    16184.44
  1993/03/31      15823.07                    16525.93
  1993/04/30      15449.70                    16126.00
  1993/05/31      15616.78                    16558.18
  1993/06/30      15803.51                    16606.20
  1993/07/31      16344.06                    16539.77
  1993/08/31      17022.19                    17166.63
  1993/09/30      17572.56                    17034.45
  1993/10/31      18211.39                    17387.06
  1993/11/30      17926.37                    17221.88
  1993/12/31      19474.70                    17430.27
  1994/01/31      20110.94                    18022.90
  1994/02/28      19703.35                    17534.48
  1994/03/31      18550.18                    16769.97
  1994/04/30      18508.21                    16984.63
  1994/05/31      17528.83                    17263.18
  1994/06/30      17099.11                    16840.23
  1994/07/31      17588.79                    17392.59
  1994/08/31      18258.37                    18105.69
  1994/09/30      17239.02                    17662.10
  1994/10/31      16729.34                    18059.49
  1994/11/30      16049.78                    17401.77
  1994/12/31      16369.55                    17659.84
  1995/01/31      16441.39                    18117.75
  1995/02/28      17231.64                    18823.80
  1995/03/31      17539.53                    19379.29
  1995/04/30      17560.06                    19950.01
  1995/05/31      18422.15                    20747.42
  1995/06/30      18596.62                    21229.38
  1995/07/31      19458.72                    21933.35
  1995/08/31      19468.98                    21988.40
  1995/09/30      19356.09                    22916.31
  1995/10/31      19345.83                    22834.50
  1995/11/30      20536.34                    23836.93
  1995/12/31      21080.24                    24296.03
  1996/01/31      21037.33                    25123.07
  1996/02/29      20983.69                    25355.96
  1996/03/31      21702.46                    25600.14
  1996/04/30      21730.01                    25977.48
  1996/05/31      22445.03                    26647.44
  1996/06/30      22579.10                    26748.97
  1996/07/31      21629.46                    25567.20
  1996/08/31      22646.13                    26106.41
  1996/09/30      23875.08                    27575.68
  1996/10/31      23517.57                    28336.22
  1996/11/30      24590.10                    30478.15
  1996/12/31      23865.49                    29874.38
  1997/01/31      24103.13                    31740.93
  1997/02/28      24895.25                    31989.78
  1997/03/31      24182.34                    30675.32
  1997/04/30      24673.63                    32506.64
  1997/05/31      27034.93                    34485.64
  1997/06/30      27514.76                    36030.60
  1997/07/31      30406.40                    38897.55
  1997/08/29      30318.01                    36718.51
IMATRL PRASUN   SHR__CHT 19970831 19970909 123928 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Select Construction and Housing Portfolio on August 31, 1987, and the current maximum 3% sales charge was paid. As the chart shows, by August 31, 1997, the value of the investment would have grown to $30,318 - a 203.18% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $36,619 - a 266.19% increase. INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1997
                                    % OF FUND'S
                                    INVESTMENTS

AMERICAN STANDARD COMPANIES, INC.   6.8

ELCOR CORP.                         5.5

HOME DEPOT, INC.                    5.2

CASE CORP.                          5.0

MASCO CORP.                         4.9

LOWE'S COMPANIES, INC.              4.8

LAFARGE CORP.                       4.7

CHAMPION ENTERPRISES, INC.          4.6

STONE CONTAINER CORP.               3.8

SHERWIN-WILLIAMS CO.                3.7

TOP INDUSTRIES AS OF AUGUST 31, 1997
CEMENT 7.5%
PAPER 7.3%
AIR-CONDITIONING EQUIPMENT 6.8%
PAVING, ROOFING & SIDING 5.5%
BUILDING MATERIALS - RETAIL 5.2%
ALL OTHERS 67.7%
ROW: 1, COL: 1, VALUE: 67.7
ROW: 1, COL: 2, VALUE: 5.5
ROW: 1, COL: 3, VALUE: 5.2
ROW: 1, COL: 4, VALUE: 6.8
ROW: 1, COL: 5, VALUE: 7.3
ROW: 1, COL: 6, VALUE: 7.5
 *
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
CONSTRUCTION AND HOUSING PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



Peter Saperstone,
Portfolio Manager of
Fidelity Select Construction and Housing Portfolio
Q. HOW DID THE FUND PERFORM, PETER?
A. For the six-month period that ended August 31, 1997, the fund returned 21.78%. This topped the Standard & Poor's 500 Index, which returned 14.78% in that time. For the 12 months that ended August 31, 1997, the fund returned 33.88% while the index returned 40.65%.
Q. WHAT FACTORS DROVE PERFORMANCE?
A. With a healthy U.S. economy serving as a backdrop, the sector experienced strong housing activity. The interest-rate environment has also been conducive to good performance. The Federal Reserve Board raised interest rates by 0.25% in March, but deemed further hikes unnecessary from that point through the end of August. Mortgage rates continued to hover in the 7%-8% range, and housing-related companies continued to report nice gains in both sales and earnings.
Q. WHICH PARTICULAR SEGMENTS OF THE INDUSTRY CONTRIBUTED THE MOST TO
PERFORMANCE?
A. I continued to focus on the repair/remodel segment of the group, as well as cement and paper companies. While new housing starts remained strong, many established homeowners continued to upgrade their existing properties - remodeling either a kitchen or bathroom, for example. Masco - one of the fund's larger positions and a leading manufacturer of kitchen and bathroom products - benefited from this trend. Cement manufacturers thrived due to a favorable supply/demand situation, as increased public infrastructure building - such as highway projects - easily satisfied industry supply. The fund's cement-related positions included Medusa, Southdown and Lafarge. Paper manufacturers - which either can be involved in lumber products or home consumer goods, such as tissues or toilet paper - also prospered. Examples of positions the fund held in this area included Fort James and Georgia-Pacific.
Q. SINCE YOU TOOK OVER THE FUND, YOU'VE KEPT THE NUMBER OF POSITIONS AT AROUND 35. WHAT'S BEHIND THIS STRATEGY?
A. My rationale is that fewer names allow me to condense my research efforts and know those companies better. Also, directing more of the fund's assets into its top positions reflects my confidence in those stocks.
Q. WHICH INDIVIDUAL STOCKS CONTRIBUTED POSITIVELY TO PERFORMANCE? WERE THERE ANY DISAPPOINTMENTS?
A. Home Depot did very well, as the company's low-cost approach and superior price/value relationship continued to equate to strong stock performance. Green Tree Financial was another positive contributor. American Standard - a company specializing in plumbing and air conditioning fixtures - was somewhat disappointing. Cool summers in many pockets of the country hurt American Standard's air conditioning business during the period.
Q. WHAT'S YOUR OUTLOOK?
A. As long as interest rates stay flat and inflation remains in check, I think the sector will continue to perform well. Paper and cement stocks have gotten a bit expensive after a nice run-up, and I may look to reduce the fund's exposure in those areas. Companies specializing in building materials and furniture may offer attractive opportunities in the coming months.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


FUND FACTS
START DATE: September 29, 1986
FUND NUMBER: 511
TRADING SYMBOL: FSHOX
SIZE: as of August 31, 1997, more than
$36 million
MANAGER: Peter Saperstone, since 1996;
manager, Fidelity Select Defense & Aerospace
Portfolio and Fidelity Select Air Transportation
Portfolio, since June 1997; equity analyst,
defense/aerospace and airlines, since 1997;
building materials and appliances, since
1996; textile, apparel and footwear
industries, since 1995; joined Fidelity in
1995
(checkmark)
CONSTRUCTION AND HOUSING PORTFOLIO
INVESTMENTS AUGUST 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 84.8%
 SHARES VALUE (NOTE 1)
BUILDING MATERIALS - 32.6%
AIR-CONDITIONING EQUIPMENT - 6.8%
American Standard Companies, Inc. (a)  55,500 $ 2,608,500  02971210
CEMENT - 7.5%
Lafarge Corp.   56,000  1,820,000  50586210
Medusa Corp.   12,100  568,700  58507230
St. Lawrence Cement, Inc. Class A  11,600  114,934  79106010
Southdown, Inc.   7,900  370,806  84129710
  2,874,440
CONCRETE, GYPSUM, PLASTER - 1.6%
USG Corp. (a)  14,400  617,400  90329340
PAINT & VARNISH - 3.7%
Sherwin-Williams Co.   51,900  1,424,006  82434810
PAVING, ROOFING & SIDING - 5.5%
Elcor Corp.   67,900  2,100,656  28444310
PLUMBING SUPPLIES - WHOLESALE - 4.9%
Masco Corp.   42,100  1,870,819  57459910
STRUCTURAL METAL & WOOD PRODUCT - 2.6%
American Woodmark Corp.   63,500  992,188  03050610
TOTAL BUILDING MATERIALS   12,488,009
CONSTRUCTION - 2.5%
CONSTRUCTION - 1.3%
Walter Industries, Inc. (a)  27,600  501,975  93317Q10
MOBILE HOMES - 0.4%
Oakwood Homes Corp.   5,500  149,188  67409810
OPERATIVE BUILDERS - 0.2%
U.S. Home Corp. (a)  2,600  91,813  91192010
SINGLE-FAMILY HOUSING CONSTRUCTION - 0.6%
Beazer Homes USA, Inc. (a)  12,100  228,388  07556Q10
TOTAL CONSTRUCTION   971,364
CONSUMER ELECTRONICS - 1.8%
APPLIANCES - 1.8%
Maytag Co.   25,000  685,938  57859210
CREDIT & OTHER FINANCE - 1.1%
PERSONAL CREDIT INSTITUTIONS - 1.1%
Green Tree Financial Corp.   9,200  404,225  39350510
ENGINEERING - 0.4%
ARCHITECTS & ENGINEERS - 0.4%
Fluor Corp.   2,600  145,925  34386110
FEDERAL SPONSORED CREDIT - 2.2%
FEDERAL & FEDERALLY SPONSORED CREDIT AGENCIES - 2.2%
Federal National Mortgage Association  18,800  827,200  31358610
HOME FURNISHINGS - 7.5%
FURNITURE - 0.1%
Leggett & Platt, Inc.   1,200  51,600  52466010
FURNITURE STORES - 2.6%
Ethan Allen Interiors, Inc.   6,600  485,100  29760210
Heilig-Meyers Co.   33,500  502,500  42289310
  987,600
NON-WOOD OFFICE FURNITURE - 3.9%
HON Industries, Inc.   7,000  409,500  43809210
Miller (Herman), Inc.   20,900  1,081,575  60054410
  1,491,075
WOOD HOUSEHOLD FURNITURE - 0.9%
Ladd Furniture, Inc.   23,300  364,063  50573920
TOTAL HOME FURNISHINGS   2,894,338

 SHARES VALUE (NOTE 1)
INDUSTRIAL MACHINERY & EQUIPMENT - 6.5%
ACCESSORIES & MEASURING CUTTING TOOLS - 1.5%
Stanley Works  14,200 $ 604,388  85461610
FARM MACHINERY & EQUIPMENT - 5.0%
Case Corp.   28,400  1,904,575  14743R10
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   2,508,963
LEISURE DURABLES & TOYS - 4.6%
TRAVEL TRAILERS AND CAMPERS - 4.6%
Champion Enterprises, Inc. (a)  102,200  1,762,950  15849610
PAPER & FOREST PRODUCTS - 14.5%
CONVERTED PAPER & PAPERBOARD - 3.7%
Boise Cascade Corp.   35,500  1,404,469  09738310
PAPER - 7.3%
Georgia-Pacific Corp.   14,900  1,359,625  37329810
Stone Container Corp.   83,600  1,442,100  86158910
  2,801,725
PAPER MILLS - 3.5%
Fort James Corp.   32,000  1,344,000  34747110
TOTAL PAPER & FOREST PRODUCTS   5,550,194
RETAIL & WHOLESALE, MISCELLANEOUS - 10.0%
BUILDING MATERIALS - RETAIL - 5.2%
Home Depot, Inc.   42,000  1,981,875  43707610
LUMBER & BUILDING MATERIALS - RETAIL - 4.8%
Lowe's Companies, Inc.   53,700  1,856,003  54866110
TOTAL RETAIL & WHOLESALE, MISCELLANEOUS   3,837,878
TEXTILES & APPAREL - 1.1%
CARPETS & RUGS - 0.5%
Mohawk Industries, Inc. (a)  7,400  191,475  60819010
SILK MILLS - 0.6%
Quaker Fabric Corp. (a)  10,800  248,400  74739910
TOTAL TEXTILES & APPAREL   439,875
TOTAL COMMON STOCKS
 (Cost $30,686,232)   32,516,859
CASH EQUIVALENTS - 15.2%
Taxable Central Cash Fund (b)
 (Cost $5,846,578)  5,846,578  5,846,578  31635A10
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $36,532,810)  $ 38,363,437
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.65%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage. OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $53,062,867 and $51,942,101, respectively (see Note 3 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $29,541 for the period (see Note 4 of Notes to Financial Statements).
The fund participated in the securities lending program. At the period end, there were no loans outstanding (see Note 6 of Notes to Financial Statements).
INCOME TAX INFORMATION
At August 31, 1997, the aggregate cost of investment securities for income tax purposes was $36,567,571. Net unrealized appreciation aggregated $1,795,866, of which $2,289,385 related to appreciated investment securities and $493,519 related to depreciated investment securities.
CONSTRUCTION AND HOUSING PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31,
1997
(UNAUDITED)

ASSETS

INVESTMENT IN                       $ 38,363,437
SECURITIES, AT
VALUE
(COST
$36,532,810
) - SEE
ACCOMPANYIN
G SCHEDULE

RECEIVABLE FOR                       662,899
INVESTMENTS
SOLD

RECEIVABLE FOR                       187,200
FUND SHARES
SOLD

DIVIDENDS                            11,588
RECEIVABLE

INTEREST                             21,116
RECEIVABLE

REDEMPTION FEES                      268
RECEIVABLE

OTHER                                275
RECEIVABLES

 TOTAL ASSETS                        39,246,783

LIABILITIES

PAYABLE FOR           $ 1,719,631
INVESTMENTS
PURCHASED

PAYABLE FOR            711,513
FUND SHARES
REDEEMED

ACCRUED                18,879
MANAGEMENT
FEE

OTHER PAYABLES         50,811
AND
ACCRUED
EXPENSES

 TOTAL LIABILITIES                   2,500,834

NET ASSETS                          $ 36,745,949

NET ASSETS
CONSIST OF:

PAID IN CAPITAL                     $ 33,019,160

DISTRIBUTIONS IN                     (136,932)
EXCESS OF NET
INVESTMENT
INCOME

ACCUMULATED                          2,033,094
UNDISTRIBUTED
NET REALIZED
GAIN (LOSS) ON
INVESTMENTS
AND FOREIGN
CURRENCY
TRANSACTIONS

NET UNREALIZED                       1,830,627
APPRECIATION
(DEPRECIATION)
ON
INVESTMENTS

NET ASSETS, FOR                     $ 36,745,949
1,530,297
SHARES
OUTSTANDING

NET ASSET                            $24.01
VALUE AND
REDEMPTION
PRICE PER
SHARE
($36,745,94
9 (DIVIDED BY)
1,530,297
SHARES)

MAXIMUM                              $24.75
OFFERING PRICE
PER SHARE
(100/97.00
OF $24.01)

STATEMENT OF OPERATIONS
 SIX MONTHS
ENDED AUGUST
31, 1997
(UNAUDITED)

INVESTMENT                       $ 99,795
INCOME
DIVIDENDS

INTEREST                          73,001
(INCLUDING
INCOME ON
SECURITIES
LOANED OF
$2,250)

 TOTAL INCOME                     172,796

EXPENSES

MANAGEMENT           $ 74,081
FEE

TRANSFER AGENT        191,928
FEES

ACCOUNTING AND        30,475
SECURITY
LENDING FEES

NON-INTERESTED        64
TRUSTEES'
COMPENSATION

CUSTODIAN FEES        11,529
AND EXPENSES

REGISTRATION FEES     16,412

AUDIT                 10,724

LEGAL                 113

MISCELLANEOUS         64

 TOTAL EXPENSES       335,390
BEFORE
REDUCTIONS

 EXPENSE              (31,140)    304,250
REDUCTIONS

NET INVESTMENT                    (131,454)
INCOME (LOSS)

REALIZED AND                      2,524,668
UNREALIZED
GAIN (LOSS)
NET REALIZED
GAIN (LOSS) ON
INVESTMENT
SECURITIES

CHANGE IN NET                     920,719
UNREALIZED
APPRECIATION
(DEPRECIATION)
ON INVESTMENT
SECURITIES

NET GAIN (LOSS)                   3,445,387

NET INCREASE                     $ 3,313,933
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                            $ 59,022
INFORMATION
SALES CHARGES
PAID TO FDC

 DEFERRED SALES                  $ 121
CHARGES
WITHHELD
 BY FDC

 EXCHANGE FEES                   $ 9,345
WITHHELD BY
FSC

 EXPENSE                         $ 6,604
REDUCTIONS
 DIRECTED
BROKERAGE
ARRANGEMENT

  CUSTODIAN                       241
CREDITS

  FMR                             24,295
REIMBURSEMEN
T

                                 $ 31,140

STATEMENT OF CHANGES IN NET ASSETS
INCREASE         SIX MONTHS ENDED   YEAR ENDED
(DECREASE) IN    AUGUST 31, 1997    FEBRUARY 28,
NET ASSETS       (UNAUDITED)        1997

OPERATIONS          $ (131,454)     $ 181,247
NET
INVESTMENT
INCOME (LOSS)

 NET REALIZED        2,524,668       10,158,974
GAIN (LOSS)

 CHANGE IN NET       920,719         (2,418,313)
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE        3,313,933       7,921,908
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

DISTRIBUTIONS TO     (23,292)        (112,820)
SHAREHOLDERS
FROM NET
INVESTMENT
INCOME

 IN EXCESS OF        (5,478)         -
NET INVESTMENT
INCOME

 FROM NET            (3,121,581)     (3,093,992)
REALIZED GAIN

 TOTAL               (3,150,351)     (3,206,812)
DISTRIBUTIONS

SHARE                52,131,354      137,278,007
TRANSACTIONS
NET PROCEEDS
FROM SALES OF
SHARES

 REINVESTMENT        3,127,504       3,185,271
OF
DISTRIBUTIONS

 COST OF SHARES      (49,332,645)    (157,413,712)
REDEEMED

 REDEMPTION          75,528          147,951
FEES

 NET INCREASE        6,001,741       (16,802,483)
(DECREASE)
IN NET
ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL              6,165,323       (12,087,387)
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 BEGINNING OF        30,580,626      42,668,013
PERIOD

 END OF PERIOD      $ 36,745,949    $ 30,580,626
(INCLUDING
UNDER (OVER)
DISTRIBUTION
OF NET
INVESTMENT
INCOME OF
$(136,932)
AND
$68,372,
RESPECTIVELY)

OTHER
INFORMATION
SHARES

 SOLD                2,288,045       6,539,196

 ISSUED IN           165,477         160,947
REINVESTMENT
OF
DISTRIBUTIONS

 REDEEMED            (2,313,356)     (7,491,813)

 NET INCREASE        140,166         (791,670)
(DECREASE)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

             SIX MONTHS ENDED   YEAR ENDED     YEAR ENDED     YEARS ENDED           TEN MONTHS ENDED
             AUGUST 31, 1997    FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,          FEBRUARY 28,

SELECTED     (UNAUDITED)        1997           1996           1995           1994   1993
PER-SHARE
DATA



NET ASSET VALUE,     $ 22.00       $ 19.56    $ 16.79    $ 19.82     $ 15.74    $ 13.84
BEGINNING OF
PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET                  (.12)         .06        .07        (.02)       .01        .02
INVESTMENT
INCOME (LOSS) D

 NET REALIZED         4.25          3.38       3.55       (2.50)      4.26       1.87
AND
UNREALIZED
GAIN (LOSS)

 TOTAL FROM           4.13          3.44       3.62       (2.52)      4.27       1.89
INVESTMENT
OPERATIONS

LESS
DISTRIBUTIONS

 FROM NET             (.02)         (.02)      (.07)      -           -          -
INVESTMENT
INCOME

 FROM NET             (2.17)        (1.03)     (.81)      (.52)       (.22)      (.01)
REALIZED GAIN

 TOTAL                (2.19)        (1.05)     (.88)      (.52)       (.22)      (.01)
DISTRIBUTIONS

REDEMPTION FEES       .07           .05        .03        .01         .03        .02
ADDED TO PAID
IN CAPITAL

NET ASSET VALUE,     $ 24.01       $ 22.00    $ 19.56    $ 16.79     $ 19.82    $ 15.74
END OF PERIOD

TOTAL RETURN B, C     21.78%        18.64%     21.77%     (12.54)%    27.45%     13.81%

RATIOS AND
SUPPLEMENTAL
DATA

NET ASSETS, END      $ 36,746      $ 30,581   $ 42,668   $ 16,863    $ 80,999   $ 31,111
OF PERIOD
(000 OMITTED)

RATIO OF              2.50% A, G    1.41%      1.43%      1.76%       1.67%      2.02% A
EXPENSES TO
AVERAGE NET
ASSETS

RATIO OF              2.45% A, E    1.35% E    1.40% E    1.74% E     1.66% E    2.02% A
EXPENSES TO
AVERAGE NET
ASSETS AFTER
EXPENSE
REDUCTIONS

RATIO OF NET          (1.06)% A     .27%       .39%       (.11)%      .03%       .20% A
INVESTMENT
INCOME (LOSS)
TO AVERAGE NET
ASSETS

PORTFOLIO             426% A        270%       139%       45%         35%        60% A
TURNOVER RATE

AVERAGE              $ .0305       $ .0410
COMMISSION
RATE F


A ANNUALIZED B
 THE TOTAL RETURNS
WOULD HAVE BEEN
LOWER HAD CERTAIN
EXPENSES NOT
BEEN REDUCED
DURING THE PERIODS
SHOWN (SEE NOTE
8 OF NOTES TO
FINANCIAL
STATEMENTS). C
TOTAL RETURNS DO
NOT INCLUDE THE
ONE TIME SALES
CHARGE AND FOR
PERIODS OF LESS
THAN ONE YEAR ARE
NOT
ANNUALIZED. D N
ET INVESTMENT
INCOME (LOSS) PER
SHARE HAS BEEN
CALCULATED BASED
ON AVERAGE SHARES
OUTSTANDING
DURING THE
PERIOD. E FMR
OR THE FUND HAS
ENTERED INTO
VARYING
ARRANGEMENTS
WITH THIRD PARTIES
WHO EITHER PAID OR
REDUCED A PORTION
OF THE FUND'S
EXPENSES (SEE
NOTE 8 OF NOTES
TO FINANCIAL
STATEMENTS). F
FOR FISCAL YEARS
BEGINNING ON OR
AFTER SEPTEMBER
1, 1995, A FUND
IS REQUIRED TO
DISCLOSE ITS
AVERAGE
COMMISSION RATE
PER SHARE FOR
SECURITY TRADES ON
WHICH
COMMISSIONS ARE
CHARGED.  THIS
AMOUNT MAY VARY
FROM PERIOD TO
PERIOD AND FUND TO
FUND DEPENDING
ON THE MIX OF
TRADES EXECUTED IN
VARIOUS MARKETS
WHERE TRADING
PRACTICES AND
COMMISSION RATE
STRUCTURES MAY
DIFFER. G FMR
AGREED TO
REIMBURSE A
PORTION OF THE
FUND'S EXPENSES
DURING THE PERIOD.
WITHOUT THIS
REIMBURSEMENT,
THE FUND'S
EXPENSE RATIO
WOULD HAVE BEEN
HIGHER (SEE NOTE
8 OF NOTES TO
FINANCIAL
STATEMENTS).

DEFENSE AND AEROSPACE PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value), but does not include certain fees paid by shareholders upon exchange or redemption. If Fidelity had not reimbursed certain fund expenses, the past five year and past 10 year total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED             PAST 6   PAST 1   PAST 5    PAST 10
AUGUST 31, 1997           MONTHS   YEAR     YEARS     YEARS

DEFENSE AND AEROSPACE     30.03%   41.31%   247.52%   206.02%

DEFENSE AND AEROSPACE     26.13%   37.07%   237.10%   196.84%
(INCL. 3% SALES CHARGE)

S&P 500                   14.78%   40.65%   146.47%   266.19%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months one, five or 10 years. You can compare the fund's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvestment of dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED             PAST 1   PAST 5   PAST 10
AUGUST 31, 1997           YEAR     YEARS    YEARS

DEFENSE AND AEROSPACE     41.31%   28.29%   11.83%

DEFENSE AND AEROSPACE     37.07%   27.51%   11.49%
(INCL. 3% SALES CHARGE)

S&P 500                   40.65%   19.77%   13.86%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19970831 19970923 140050 S00000000000001
             Defense & Aerospace         S&P 500
             00067                       SP001
  1987/08/31       9700.00                    10000.00
  1987/09/30       9505.15                     9781.00
  1987/10/31       7081.67                     7674.17
  1987/11/30       6716.32                     7041.82
  1987/12/31       6916.61                     7577.70
  1988/01/31       7361.61                     7896.72
  1988/02/29       7800.26                     8264.71
  1988/03/31       7781.19                     8009.33
  1988/04/30       7730.33                     8098.24
  1988/05/31       7437.90                     8168.69
  1988/06/30       7743.04                     8543.63
  1988/07/31       7590.47                     8511.17
  1988/08/31       7406.11                     8221.79
  1988/09/30       7628.61                     8572.04
  1988/10/31       7615.90                     8810.34
  1988/11/30       7278.97                     8684.35
  1988/12/31       7215.40                     8836.33
  1989/01/31       7501.47                     9483.15
  1989/02/28       7469.68                     9247.02
  1989/03/31       7622.26                     9462.47
  1989/04/30       7895.62                     9953.57
  1989/05/31       8035.47                    10356.69
  1989/06/30       7940.12                    10297.66
  1989/07/31       8455.05                    11227.54
  1989/08/31       8671.19                    11447.60
  1989/09/30       8512.26                    11400.66
  1989/10/31       8029.12                    11136.17
  1989/11/30       7723.97                    11363.35
  1989/12/31       7851.12                    11636.07
  1990/01/31       7406.11                    10855.29
  1990/02/28       7431.54                    10995.32
  1990/03/31       7889.26                    11286.70
  1990/04/30       7565.04                    11004.53
  1990/05/31       8124.47                    12077.47
  1990/06/30       8130.32                    11995.34
  1990/07/31       7804.08                    11956.96
  1990/08/31       7119.62                    10876.05
  1990/09/30       6889.34                    10346.39
  1990/10/31       6799.78                    10301.90
  1990/11/30       7164.40                    10967.40
  1990/12/31       7491.22                    11273.39
  1991/01/31       8152.40                    11764.91
  1991/02/28       8312.88                    12606.10
  1991/03/31       8954.80                    12911.17
  1991/04/30       8807.16                    12942.15
  1991/05/31       9217.99                    13501.25
  1991/06/30       8754.20                    12882.90
  1991/07/31       9134.54                    13483.24
  1991/08/31       9037.84                    13802.79
  1991/09/30       8825.11                    13572.29
  1991/10/31       9250.57                    13754.15
  1991/11/30       8831.56                    13199.86
  1991/12/31       9508.43                    14709.93
  1992/01/31       9476.20                    14436.32
  1992/02/29       9624.47                    14623.99
  1992/03/31       9431.07                    14338.83
  1992/04/30       9263.47                    14760.39
  1992/05/31       8799.33                    14832.71
  1992/06/30       8386.76                    14611.71
  1992/07/31       8709.08                    15209.33
  1992/08/31       8541.47                    14897.53
  1992/09/30       8663.95                    15073.32
  1992/10/31       8734.86                    15126.08
  1992/11/30       9037.84                    15641.88
  1992/12/31       9508.43                    15834.28
  1993/01/31       9792.07                    15967.28
  1993/02/28       9721.16                    16184.44
  1993/03/31      10236.87                    16525.93
  1993/04/30      10269.10                    16126.00
  1993/05/31      10584.98                    16558.18
  1993/06/30      11029.78                    16606.20
  1993/07/31      11481.03                    16539.77
  1993/08/31      11461.69                    17166.63
  1993/09/30      11758.22                    17034.45
  1993/10/31      12228.81                    17387.06
  1993/11/30      11867.81                    17221.88
  1993/12/31      12252.36                    17430.27
  1994/01/31      12835.80                    18022.90
  1994/02/28      12835.80                    17534.48
  1994/03/31      12319.42                    16769.97
  1994/04/30      12386.28                    16984.63
  1994/05/31      12427.12                    17263.18
  1994/06/30      12114.06                    16840.23
  1994/07/31      12291.00                    17392.59
  1994/08/31      12842.26                    18105.69
  1994/09/30      12195.72                    17662.10
  1994/10/31      12495.17                    18059.49
  1994/11/30      12005.17                    17401.77
  1994/12/31      12467.95                    17659.84
  1995/01/31      12461.14                    18117.75
  1995/02/28      13366.30                    18823.80
  1995/03/31      13937.97                    19379.29
  1995/04/30      14707.01                    19950.01
  1995/05/31      15612.16                    20747.42
  1995/06/30      16190.64                    21229.38
  1995/07/31      17082.18                    21933.35
  1995/08/31      17075.38                    21988.40
  1995/09/30      17551.77                    22916.31
  1995/10/31      16912.04                    22834.50
  1995/11/30      18130.25                    23836.93
  1995/12/31      18372.32                    24296.03
  1996/01/31      18701.05                    25123.07
  1996/02/29      19701.85                    25355.96
  1996/03/31      20154.76                    25600.14
  1996/04/30      21125.82                    25977.48
  1996/05/31      21915.78                    26647.44
  1996/06/30      21396.67                    26748.97
  1996/07/31      19952.17                    25567.20
  1996/08/31      21005.45                    26106.41
  1996/09/30      22036.16                    27575.68
  1996/10/31      21652.46                    28336.22
  1996/11/30      22833.64                    30478.15
  1996/12/31      22970.48                    29874.38
  1997/01/31      22473.52                    31740.93
  1997/02/28      22828.49                    31989.78
  1997/03/31      22678.61                    30675.32
  1997/04/30      23284.50                    32506.64
  1997/05/31      25148.22                    34485.64
  1997/06/30      25748.12                    36030.60
  1997/07/31      28131.77                    38897.55
  1997/08/29      29683.53                    36618.51
IMATRL PRASUN   SHR__CHT 19970831 19970923 140053 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Select Defense and Aerospace Portfolio on August 31, 1987, and the current maximum 3% sales charge was paid. As the chart shows, by August 31, 1997, the value of the investment would have grown to $29,684 - a 196.84% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $36,619 - a 266.19% increase. INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1997
                                    % OF FUND'S
                                    INVESTMENTS

REMEC, INC.                         6.0

MAXWELL TECHNOLOGIES, INC.          5.7

GENERAL MOTORS CORP. CLASS H        5.1

LOCKHEED MARTIN CORP.               5.0

NORTHROP GRUMMAN CORP.              4.5

LORAL SPACE & COMMUNICATIONS LTD.   4.4

GULFSTREAM AEROSPACE CORP.          4.3

FAIRCHILD CORP. CLASS A             3.9

UNITED TECHNOLOGIES CORP.           3.8

BOEING CO.                          3.7

TOP INDUSTRIES AS OF AUGUST 31, 1997
AEROSPACE & DEFENSE 27.6%
DEFENSE ELECTRONICS 17.3%
ELECTRICAL EQUIPMENT 12.8%
ELECTRONICS 8.0%
AUTOS, TIRES, & ACCESSORIES 5.1%
ALL OTHERS 29.2%
ROW: 1, COL: 1, VALUE: 29.2
ROW: 1, COL: 2, VALUE: 5.1
ROW: 1, COL: 3, VALUE: 8.0
ROW: 1, COL: 4, VALUE: 12.8
ROW: 1, COL: 5, VALUE: 17.3
ROW: 1, COL: 6, VALUE: 27.6






*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
DEFENSE AND AEROSPACE PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



NOTE TO SHAREHOLDERS: Peter Saperstone became Portfolio Manager of Fidelity Select Defense and Aerospace Portfolio on June 23, 1997.
Q. HOW DID THE FUND PERFORM, PETER?
A. For the six-month period that ended August 31, 1997, the fund returned 30.03%. This topped the Standard & Poor's 500 Index, which returned 14.78% in that same time span. For the 12 months that ended August 31, 1997, the fund returned 41.31% while the index returned 40.65%.
Q. WHAT FACTORS FIGURED INTO THE FUND'S STRONG PERFORMANCE OVER THE PAST SIX MONTHS?
A. The sector has prospered from a favorable aerospace cycle. As is typical in an up cycle, aircraft manufacturers have experienced a significant increase in new jet orders. To illustrate, the number of plane deliveries for 1995 was approximately 480. We should see 650 new deliveries this year and 1,100 by the year 2000. This surge in demand not only has benefited the primary jet builders, but also those smaller firms that make many of the planes' components.
Q. WHAT HAS DRIVEN THESE NEW ORDERS?
A. Global air traffic - a key industry measure that typically grows around 5%-6% each year - has been one of the primary influences spurring this activity. The industry also benefited from increased replacement demand and from fleet expansion in emerging-market countries. Government regulation has played a role here as well, as some replacement demand has been driven by regulations to reduce noise.
Q. DID YOU PLAY ANY PARTICULAR THEMES DURING THE PERIOD?
A. The fund has significant positions in satellite-related stocks, with approximately 25% of its assets currently allocated to this group. Demand for satellites has grown over the past few years, fueled mostly by three satellite-dependent technologies: video programming, mobile telecommunications and high-speed data transmission. As a result, satellite manufacturers such as Lockheed-Martin and Loral have benefited quite significantly. The service providers - such as PanAmSat - that actually own the satellite and lease the transponder space to one of the three technology sources also have benefited. I think people are gradually beginning to understand the need for this type of technology and, as a result, the satellite group is becoming a more viable industry.
Q. THERE HAS BEEN A LOT OF CONSOLIDATION IN THE DEFENSE INDUSTRY OVER THE PAST FEW YEARS. HAS THIS ACTIVITY FIZZLED?
A. When Lockheed-Martin acquired Northrop Grumman during the period - both of which are positions in the fund - it signaled a probable end to large-scale mergers in the industry. With the consolidation we've seen in recent years - including McDonnell-Douglas/Boeing and Raytheon/Hughes - the number of major defense firms has been reduced from 20 five years ago to just three. These consolidations have been positive for the sector, since the acquired company is typically bought at a premium, and the acquiring company gains scale. We may see a number of smaller acquisitions involving sub-contractors, though, and that could translate into some interesting buying opportunities.
Q. WHICH INDIVIDUAL STOCKS CONTRIBUTED POSITIVELY TO PERFORMANCE? WERE THERE ANY DISAPPOINTMENTS?
A. Most of the fund's satellite-related stocks performed well, including Remec and PanAmSat. In terms of disappointments, I'd point to Boeing. While the plane ordering cycle I mentioned earlier has helped Boeing, the company has had some trouble translating volume into profits.
Q. WHAT'S YOUR OUTLOOK?
A. All in all, I'm upbeat. I think the aerospace cycle we've seen thus far has another one to two years left, and I'm very bullish on the satellite group over the long-term. In terms of the fund, I like how it's allocated currently and don't foresee any significant changes at this time.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


FUND FACTS
START DATE: May 8, 1984
FUND NUMBER: 067
TRADING SYMBOL: FSDAX
SIZE: as of August 31, 1997, more than
$61 million
MANAGER: Peter Saperstone, since June 1997;
manager, Fidelity Select Air Transportation
Portfolio, since June 1997; Fidelity Select
Construction and Housing Portfolio, since 1996;
equity analyst, defense/aerospace and airlines, since 1997; building materials and appliances, since 1996; textile, apparel and footwear industries, since 1995; joined Fidelity in 1995
(checkmark)
DEFENSE AND AEROSPACE PORTFOLIO
INVESTMENTS AUGUST 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 84.2%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 27.6%
AIRCRAFT - 13.0%
Boeing Co.   42,400 $ 2,308,150  09702310
Gulfstream Aerospace Corp. (a)  90,200  2,672,175  40273410
Lockheed Martin Corp.   30,200  3,131,363  53983010
  8,111,688
AIRCRAFT & PARTS - 2.4%
Rohr Industries, Inc.   20,000  541,250  77542210
Sundstrand Corp.   15,700  926,300  86732310
  1,467,550
AIRCRAFT ENGINES & PARTS - 7.6%
Doncasters PLC sponsored ADR  67,200  1,730,400  25769210
Sequa Corp. Class A (a)  12,500  640,625  81732010
United Technologies Corp.   30,000  2,341,875  91301710
  4,712,900
AIRCRAFT EQUIPMENT - 3.9%
Fairchild Corp. Class A (a)  115,400  2,430,613  30369810
MISSILES & SPACE VEHICLES - 0.0%
Thiokol Corp.   300  23,888  88410310
ORDNANCE - 0.7%
Primex Technologies, Inc.   15,400  450,450  74159710
TOTAL AEROSPACE & DEFENSE   17,197,089
AIR TRANSPORTATION - 2.2%
AIR TRANSPORT, MAJOR NATIONAL - 2.2%
AMR Corp. (a)  9,000  906,750  00176510
Alaska Air Group, Inc. (a)   300  8,231  01165910
America West Airlines, Inc.
 Class B (warrants) (a)  17,000  66,938  02365011
Continental Airlines, Inc. Class B (a)  10,700  391,888  21079530
  1,373,807
AUTOS, TIRES, & ACCESSORIES - 5.1%
MOTOR VEHICLES & CAR BODIES - 5.1%
General Motors Corp.
 Class H   50,000  3,178,125  37044250
BROADCASTING - 4.0%
COMMUNICATIONS SERVICES - 4.0%
APT Satellite Holdings Ltd.
 sponsored ADR  18,900  281,138  00203R10
Asia Satellite Telecommunications
 Holdings Ltd. sponsored ADR  8,800  253,000  04516X10
Asia Satellite Telecommunications
 Holdings Ltd.   130,000  362,346  04699K22
PanAmSat Corp. (a)  43,800  1,593,225  69793310
  2,489,709
BUILDING MATERIALS - 2.2%
ABRASIVES AND ASBESTOS - 2.2%
Hexcel Corp.  50,000  1,390,625  42829110
COMMUNICATIONS EQUIPMENT - 1.8%
DATACOMMUNICATIONS EQUIPMENT - 0.2%
IFR Systems, Inc.   6,200  158,875  44950710
TELEPHONE EQUIPMENT - 1.6%
Globalstar Telecommunications Ltd.   25,000  970,313  37999822
TOTAL COMMUNICATIONS EQUIPMENT   1,129,188
COMPUTERS & OFFICE EQUIPMENT - 1.1%
COMPUTERS - 1.1%
Evans & Sutherland Computer Corp. (a)   22,700  683,838  29909610

 SHARES VALUE (NOTE 1)
DEFENSE ELECTRONICS - 17.3%
Litton Industries, Inc.   40,200 $ 2,004,975  53802110
Northrop Grumman Corp.   23,800  2,786,082  66680710
Raytheon Co.   40,000  2,200,000  75511110
Remec, Inc. (a)  112,300  3,748,013  75954310
  10,739,070
ELECTRICAL EQUIPMENT - 12.8%
TV & RADIO COMMUNICATION EQUIPMENT - 12.8%
Globecomm Systems, Inc.   600  7,875  37956X10
Gilat Satellite Networks Ltd. (a)   42,300  1,374,750  40199892
Innova Corp.  100  2,200  45766A10
Loral Space & Communications Ltd. (a)   155,100  2,714,250  54399E22
Titan Corp. (a)   300,000  2,137,500  88826610
Viasat, Inc.   98,100  1,741,275  92552V10
  7,977,850
ELECTRONIC INSTRUMENTS - 0.7%
ORBIT/FR, Inc.   15,900  433,275  68592910
ELECTRONICS - 8.0%
ELECTRONIC CAPACITORS - 5.7%
Maxwell Technologies, Inc. (a)   115,300  3,516,650  57776710
ELECTRONIC PARTS - WHOLESALE - 2.3%
Airport Systems International, Inc. (a)(c)   209,700  1,441,688
00949N10
TOTAL ELECTRONICS   4,958,338
SERVICES - 0.4%
BUSINESS SERVICES - 0.4%
Orion Network Systems, Inc. (a)   15,500  236,375  68628K10
SHIP BUILDING & REPAIR - 1.0%
SHIP BUILDERS - 1.0%
General Dynamics Corp.  7,500  597,188  36955010
TOTAL COMMON STOCKS
 (Cost $44,870,997)   52,384,477
CASH EQUIVALENTS - 15.8%
Taxable Central Cash Fund (b)
 (Cost $9,846,118)  9,846,118  9,846,118  31635A10
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $54,717,115)  $ 62,230,595
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.65%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3. Affiliated company (see Note 10 of Notes to Financial Statements).

OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $73,931,355 and $100,385,501, respectively (see Note 3 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $30,121 for the period (see Note 4 of Notes to Financial Statements).
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States   87.7%
Bermuda   5.9
United Kingdom   2.8
Israel   2.2
Hong Kong   1.4
   100.0%

Transactions during the period with companies which are or were affiliates are as follows:
 PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Airport Systems
International, Inc.  $ - $ 72,025 $ - $ 1,441,688

INCOME TAX INFORMATION
At August 31, 1997, the aggregate cost of investment securities for income tax purposes was $54,717,115. Net unrealized appreciation aggregated $7,513,480, of which $7,819,274 related to appreciated investment securities and $305,794 related to depreciated investment securities.
DEFENSE AND AEROSPACE PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31,
1997
(UNAUDITED)

ASSETS

INVESTMENT IN                       $ 62,230,595
SECURITIES, AT
VALUE
(COST
$54,717,115
) - SEE
ACCOMPANYIN
G SCHEDULE

RECEIVABLE FOR                       1,824,265
INVESTMENTS
SOLD

RECEIVABLE FOR                       3,149,331
FUND SHARES
SOLD

DIVIDENDS                            46,797
RECEIVABLE

INTEREST                             23,480
RECEIVABLE

REDEMPTION FEES                      177
RECEIVABLE

 TOTAL ASSETS                        67,274,645

LIABILITIES

PAYABLE FOR           $ 5,351,004
INVESTMENTS
PURCHASED

PAYABLE FOR            603,182
FUND SHARES
REDEEMED

ACCRUED                25,352
MANAGEMENT
FEE

OTHER PAYABLES         68,020
AND
ACCRUED
EXPENSES

 TOTAL LIABILITIES                   6,047,558

NET ASSETS                          $ 61,227,087

NET ASSETS
CONSIST OF:

PAID IN CAPITAL                     $ 47,593,948

ACCUMULATED                          (216,508)
NET INVESTMENT
(LOSS)

ACCUMULATED                          6,336,167
UNDISTRIBUTED
NET REALIZED
GAIN (LOSS) ON
INVESTMENTS
AND FOREIGN
CURRENCY
TRANSACTIONS

NET UNREALIZED                       7,513,480
APPRECIATION
(DEPRECIATION)
ON
INVESTMENTS

NET ASSETS, FOR                     $ 61,227,087
1,649,875
SHARES
OUTSTANDING

NET ASSET                            $37.11
VALUE AND
REDEMPTION
PRICE PER
SHARE
($61,227,08
7 (DIVIDED BY)
1,649,875
SHARES)

MAXIMUM                              $38.26
OFFERING PRICE
PER SHARE
(100/97.00
OF $37.11)

STATEMENT OF OPERATIONS
 SIX MONTHS
ENDED AUGUST
31, 1997
(UNAUDITED)

INVESTMENT                        $ 164,299
INCOME
DIVIDENDS

INTEREST                           116,611

 TOTAL INCOME                      280,910

EXPENSES

MANAGEMENT           $ 174,014
FEE

TRANSFER AGENT        270,183
FEES

ACCOUNTING FEES       30,712
AND EXPENSES

NON-INTERESTED        137
TRUSTEES'
COMPENSATION

CUSTODIAN FEES        12,405
AND EXPENSES

REGISTRATION FEES     19,418

AUDIT                 12,273

LEGAL                 116

MISCELLANEOUS         97

 TOTAL EXPENSES       519,355
BEFORE
REDUCTIONS

 EXPENSE              (21,937)     497,418
REDUCTIONS

NET INVESTMENT                     (216,508)
INCOME (LOSS)

REALIZED AND
UNREALIZED
GAIN (LOSS)
NET REALIZED
GAIN (LOSS) ON:

 INVESTMENT           6,427,158
SECURITIES
(INCLUDING
REALIZED GAIN
OF $28,439
ON SALES OF
INVESTMENTS IN
AFFILIATED
ISSUERS)

 FOREIGN              443          6,427,601
CURRENCY
TRANSACTIONS

CHANGE IN NET                      5,927,584
UNREALIZED
APPRECIATION
(DEPRECIATION)
ON INVESTMENT
SECURITIES

NET GAIN (LOSS)                    12,355,185

NET INCREASE                      $ 12,138,677
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                             $ 88,140
INFORMATION
SALES CHARGES
PAID TO FDC

 DEFERRED SALES                   $ 855
CHARGES
WITHHELD
 BY FDC

 EXCHANGE FEES                    $ 40,755
WITHHELD BY
FSC

 EXCHANGE                         $ 17,860
REDUCTIONS
 DIRECTED
BROKERAGE
ARRANGEMENTS

  CUSTODIAN                        4,077
CREDITS

                                  $ 21,937

STATEMENT OF CHANGES IN NET ASSETS
INCREASE         SIX MONTHS ENDED   YEAR ENDED
(DECREASE) IN    AUGUST 31, 1997    FEBRUARY 28,
NET ASSETS       (UNAUDITED)        1997

OPERATIONS          $ (216,508)     $ (173,302)
NET
INVESTMENT
INCOME (LOSS)

 NET REALIZED        6,427,601       4,765,161
GAIN (LOSS)

 CHANGE IN NET       5,927,584       (539,108)
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE        12,138,677      4,052,751
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

DISTRIBUTIONS TO     (885,294)       (2,799,166)
SHAREHOLDERS
FROM NET
REALIZED GAINS

SHARE                67,347,117      127,346,343
TRANSACTIONS
NET PROCEEDS
FROM SALES OF
SHARES

 REINVESTMENT        876,630         2,752,265
OF
DISTRIBUTIONS

 COST OF SHARES      (87,168,878)    (89,310,784)
REDEEMED

 REDEMPTION          116,295         112,916
FEES

 NET INCREASE        (18,828,836)    40,900,740
(DECREASE)
IN NET
ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL              (7,575,453)     42,154,325
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 BEGINNING OF        68,802,540      26,648,215
PERIOD

 END OF PERIOD      $ 61,227,087    $ 68,802,540
(INCLUDING
ACCUMULATED
NET INVESTMENT
LOSS OF
$216,508
AND $0
RESPECTIVELY)

OTHER
INFORMATION
SHARES

 SOLD                2,025,847       4,464,416

 ISSUED IN           31,511          99,462
REINVESTMENT
OF
DISTRIBUTIONS

 REDEEMED            (2,784,884)     (3,174,693)

 NET INCREASE        (727,526)       1,389,185
(DECREASE)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

             SIX MONTHS ENDED   YEAR ENDED     YEAR ENDED     YEARS ENDED           TEN MONTHS ENDED
             AUGUST 31, 1997    FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,          FEBRUARY 28,

SELECTED     (UNAUDITED)        1997           1996           1995           1994   1993
PER-SHARE
DATA



NET ASSET VALUE,     $ 28.94       $ 26.97    $ 19.64    $ 19.14    $ 15.08    $ 14.37
BEGINNING OF
PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET                  (.12)         (.11)      (.05)      (.06)      .07        (.02)
INVESTMENT
INCOME (LOSS) D

 NET REALIZED         8.62          4.18       9.09       .70        4.57       .69
AND
UNREALIZED
GAIN (LOSS)

 TOTAL FROM           8.50          4.07       9.04       .64        4.64       .67
INVESTMENT
OPERATIONS

LESS
DISTRIBUTIONS

 FROM NET             -             -          -          -          (.10)      -
INVESTMENT
INCOME

 FROM NET             (.39)         (2.17)     (1.82)     (.27)      (.62)      -
REALIZED GAIN

 TOTAL                (.39)         (2.17)     (1.82)     (.27)      (.72)      -
DISTRIBUTIONS

REDEMPTION FEES       .06           .07        .11        .13        .14        .04
ADDED TO PAID
IN CAPITAL

NET ASSET VALUE,     $ 37.11       $ 28.94    $ 26.97    $ 19.64    $ 19.14    $ 15.08
END OF PERIOD

TOTAL RETURN B, C     30.03%        15.87%     47.40%     4.13%      32.04%     4.94%

RATIOS AND
SUPPLEMENTAL
DATA

NET ASSETS, END      $ 61,227      $ 68,803   $ 26,648   $ 4,985    $ 11,136   $ 1,463
OF PERIOD
(000 OMITTED)

RATIO OF              1.77% A       1.84%      1.77% G    2.49% G    2.53% G    2.48% A, G
EXPENSES TO
AVERAGE NET
ASSETS

RATIO OF              1.70% A, E    1.81% E    1.75% E    2.49%      2.53%      2.48% A
EXPENSES TO
AVERAGE NET
ASSETS AFTER
EXPENSE
REDUCTIONS

RATIO OF NET          (.74)% A      (.39)%     (.20)%     (.32)%     .40%       (.14)% A
INVESTMENT
INCOME (LOSS)
TO AVERAGE NET
ASSETS

PORTFOLIO             268% A        219%       267%       146%       324%       87% A
TURNOVER RATE

AVERAGE              $ .0367       $ .0335
COMMISSION
RATE F


A ANNUALIZED B
 THE TOTAL RETURNS
WOULD HAVE BEEN
LOWER HAD CERTAIN
EXPENSES NOT
BEEN REDUCED
DURING THE PERIODS
SHOWN (SEE NOTE
8 OF NOTES TO
FINANCIAL
STATEMENTS). C
 TOTAL RETURNS DO
NOT INCLUDE THE
ONE TIME SALES
CHARGE AND FOR
PERIODS OF LESS
THAN ONE YEAR ARE
NOT
ANNUALIZED. D
NET INVESTMENT
INCOME (LOSS) PER
SHARE HAS BEEN
CALCULATED BASED
ON AVERAGE SHARES
OUTSTANDING
DURING THE
PERIOD. E FMR
OR THE FUND HAS
ENTERED INTO
VARYING
ARRANGEMENTS
WITH THIRD PARTIES
WHO EITHER PAID OR
REDUCED A PORTION
OF THE FUND'S
EXPENSES (SEE
NOTE 8 OF NOTES
TO FINANCIAL
STATEMENTS). F
 FOR FISCAL YEARS
BEGINNING ON OR
AFTER SEPTEMBER
1, 1995, A FUND
IS REQUIRED TO
DISCLOSE ITS
AVERAGE
COMMISSION RATE
PER SHARE FOR
SECURITY TRADES ON
WHICH
COMMISSIONS ARE
CHARGED.  THIS
AMOUNT MAY VARY
FROM PERIOD TO
PERIOD AND FUND TO
FUND DEPENDING
ON THE MIX OF
TRADES EXECUTED IN
VARIOUS MARKETS
WHERE TRADING
PRACTICES AND
COMMISSION RATE
STRUCTURES MAY
DIFFER. G DURING
THE PERIOD, FMR
AGREED TO
REIMBURSE A
PORTION OF THE
FUND'S EXPENSES,
OR EXPENSES WERE
LIMITED IN
ACCORDANCE WITH A
STATE EXPENSE
LIMITATION.
WITHOUT THIS
REIMBURSEMENT,
THE FUND'S
EXPENSE RATIO
WOULD HAVE BEEN
HIGHER.

ENVIRONMENTAL SERVICES PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value), but does not include certain fees paid by shareholders upon exchange or redemption.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED             PAST 6   PAST 1   PAST 5    LIFE OF
AUGUST 31, 1997           MONTHS   YEAR     YEARS     FUND

ENVIRONMENTAL SERVICES    9.93%    19.76%   68.30%    81.24%

ENVIRONMENTAL SERVICES    6.63%    16.17%   63.25%    75.81%
(INCL. 3% SALES CHARGE)

S&P 500                   14.78%   40.65%   146.47%   248.05%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on June 29, 1989. You can compare the fund's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvestment of dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED             PAST 1   PAST 5   LIFE OF
AUGUST 31, 1997           YEAR     YEARS    FUND

ENVIRONMENTAL SERVICES    19.76%   10.97%   7.54%

ENVIRONMENTAL SERVICES    16.17%   10.30%   7.14%
(INCL. 3% SALES CHARGE)

S&P 500                   40.65%   19.77%   16.47%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19970831 19970909 115127 S00000000000001
             Environmental Services      S&P 500
             00516                       SP001
  1989/06/29       9700.00                    10000.00
  1989/06/30       9573.90                     9761.13
  1989/07/31      10485.70                    10642.57
  1989/08/31      10621.50                    10851.16
  1989/09/30      11193.80                    10806.67
  1989/10/31      10941.60                    10555.96
  1989/11/30      11009.50                    10771.30
  1989/12/31      11368.64                    11029.81
  1990/01/31      10358.96                    10289.71
  1990/02/28      10562.83                    10422.44
  1990/03/31      11019.13                    10698.64
  1990/04/30      11077.38                    10431.17
  1990/05/31      12106.48                    11448.21
  1990/06/30      12485.11                    11370.37
  1990/07/31      12407.45                    11333.98
  1990/08/31      10863.80                    10309.39
  1990/09/30      10281.29                     9807.32
  1990/10/31      10135.66                     9765.15
  1990/11/30      10485.17                    10395.98
  1990/12/31      11087.09                    10686.03
  1991/01/31      12057.94                    11151.94
  1991/02/28      12611.32                    11949.30
  1991/03/31      12611.32                    12238.47
  1991/04/30      12572.49                    12267.85
  1991/05/31      12601.62                    12797.82
  1991/06/30      11650.18                    12211.68
  1991/07/31      12019.11                    12780.74
  1991/08/31      12232.69                    13083.64
  1991/09/30      11941.44                    12865.15
  1991/10/31      11494.85                    13037.54
  1991/11/30      10863.80                    12512.13
  1991/12/31      11936.55                    13943.51
  1992/01/31      13005.20                    13684.17
  1992/02/29      13146.34                    13862.06
  1992/03/31      11835.74                    13591.75
  1992/04/30      11482.88                    13991.35
  1992/05/31      11190.52                    14059.90
  1992/06/30      10592.18                    13850.41
  1992/07/31      10665.31                    14416.89
  1992/08/31      10445.94                    14121.35
  1992/09/30      10571.29                    14287.98
  1992/10/31      11072.70                    14337.99
  1992/11/30      11762.13                    14826.91
  1992/12/31      11772.58                    15009.28
  1993/01/31      12002.39                    15135.36
  1993/02/28      11866.59                    15341.20
  1993/03/31      11574.10                    15664.90
  1993/04/30      11333.85                    15285.81
  1993/05/31      11584.55                    15695.47
  1993/06/30      11438.31                    15740.99
  1993/07/31      10957.79                    15678.02
  1993/08/31      11542.77                    16272.22
  1993/09/30      11553.21                    16146.93
  1993/10/31      11877.04                    16481.17
  1993/11/30      11354.74                    16324.60
  1993/12/31      11699.45                    16522.12
  1994/01/31      12691.82                    17083.88
  1994/02/28      12462.01                    16620.90
  1994/03/31      11333.85                    15896.23
  1994/04/30      11521.87                    16099.70
  1994/05/31      11490.54                    16363.74
  1994/06/30      10801.10                    15962.83
  1994/07/31      11030.91                    16486.41
  1994/08/31      11417.41                    17162.35
  1994/09/30      11344.29                    16741.87
  1994/10/31      10957.79                    17118.56
  1994/11/30      10341.48                    16495.11
  1994/12/31      10581.74                    16739.73
  1995/01/31      10592.18                    17173.79
  1995/02/28      10727.98                    17843.05
  1995/03/31      11239.83                    18369.60
  1995/04/30      12044.17                    18910.59
  1995/05/31      12232.20                    19666.44
  1995/06/30      12733.60                    20123.29
  1995/07/31      13214.12                    20790.58
  1995/08/31      13402.14                    20842.77
  1995/09/30      13872.21                    21722.33
  1995/10/31      12890.29                    21644.78
  1995/11/30      13339.47                    22594.99
  1995/12/31      13346.83                    23030.17
  1996/01/31      13809.34                    23814.11
  1996/02/29      13677.20                    24034.87
  1996/03/31      14282.87                    24266.33
  1996/04/30      14757.09                    24624.01
  1996/05/31      15893.10                    25259.07
  1996/06/30      15606.34                    25355.30
  1996/07/31      13808.58                    24235.11
  1996/08/31      14679.89                    24746.22
  1996/09/30      15209.29                    26138.94
  1996/10/31      15054.88                    26859.85
  1996/11/30      15462.96                    28890.19
  1996/12/31      15429.87                    28317.87
  1997/01/31      16389.42                    30087.18
  1997/02/28      15992.36                    30323.06
  1997/03/31      15087.97                    29077.08
  1997/04/30      14999.73                    30812.99
  1997/05/31      16025.45                    32688.88
  1997/06/30      16918.82                    34153.34
  1997/07/31      17348.96                    36870.92
  1997/08/29      17580.57                    34805.42
IMATRL PRASUN   SHR__CHT 19970831 19970909 115133 R00000000000102
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Select Environmental Services Portfolio on June 29, 1989, when the fund started, and the current maximum 3% sales charge was paid. As the chart shows, by August 31, 1997, the value of the investment would have grown to $17,581 - a 75.81% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $34,805 - a 248.05% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1997
                                   % OF FUND'S
                                   INVESTMENTS

USA WASTE SERVICES, INC.           13.5

WASTE MANAGEMENT, INC.             6.1

ALLIED WASTE INDUSTRIES, INC.      6.0

BROWNING-FERRIS INDUSTRIES, INC.   5.0

THERMO ELECTRON CORP.              4.8

LAIDLAW, INC.                      3.7

OGDEN CORP.                        3.6

SAFETY KLEEN CORP.                 3.3

NEWPARK RESOURCES, INC.            3.0

NALCO CHEMICAL CO.                 2.9

TOP INDUSTRIES AS OF AUGUST 31, 1997
REFUSE SYSTEMS 23.0%
SANITARY SERVICES 16.7%
POLLUTION EQUIPMENT & DESIGN 9.7%
MEASURING INSTRUMENTS 4.8%
BUS & TRAIN LINES 3.7%
ALL OTHERS 42.1%
ROW: 1, COL: 1, VALUE: 42.1
ROW: 1, COL: 2, VALUE: 3.7
ROW: 1, COL: 3, VALUE: 4.8
ROW: 1, COL: 4, VALUE: 9.699999999999999
ROW: 1, COL: 5, VALUE: 16.7
ROW: 1, COL: 6, VALUE: 23.0
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
ENVIRONMENTAL SERVICES PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



Robert Ewing,
Portfolio Manager
of Fidelity Select
Environmental Services
Q. HOW DID THE FUND PERFORM, BOB?
A. We had a respectable six months given the environment in our sector. For the six months that ended August 31, 1997, the fund was up 9.93%, compared to a gain of 14.78% in the Standard & Poor's 500 Index over the same period. For the 12 months that ended August 31, 1997, the fund gained 19.76%, while the S&P 500 gained 40.65%.
Q. WHAT FACTORS INFLUENCED THE FUND'S PERFORMANCE OVER THE PERIOD?
A. The environmental services sector is performing better after going through some rough years earlier in the decade. Unrealistic expectations for solid waste disposal operations had led to many companies being overvalued and to the creation of excess capacity. The result was a number of years of disappointing earnings. What we are now seeing is what I call a "rationalization of assets." Larger companies are selling off unproductive assets and acquiring ones that make more economic sense given their existing operations. Many of the small- to medium-sized growth companies have added assets that will make them more competitive as well. For example, we'll see more vertical integration, which means that there will be more opportunities for companies to collect solid waste and then transport it to one of their own landfills instead of someone else's - at a lower cost. Many of the stocks in the sector are now beginning to reflect these improving fundamentals.
Q. WHAT STRATEGY HAVE YOU USED IN THIS ENVIRONMENT?
A. We still have significant though somewhat smaller positions in some of the major players in the industry. At the same time, we've tried to increase our holdings of some of the small- and medium-sized companies that we think will benefit most from the synergies arising from the consolidation process I spoke of earlier. There are two categories that I am generally avoiding at this time: hazardous waste disposal and consulting services. Hazardous waste disposal operations are plagued by excess capacity and shrinking demand, as more companies phase out processes that produce hazardous waste. Consulting has suffered as a result of less activity by the federal government in projects requiring environmental consulting. There's been more competition for the work that's available in the private sector, with a resulting decline in profit margins.
Q. WHAT STOCKS PERFORMED WELL DURING THE PERIOD?
A. United Waste Systems performed well, and we took profits in the stock. The company has concentrated on developing its rural operations, and has acquired a high percentage of the existing landfills in its areas. Another stock that helped the fund was USA Waste Services. Its strategy is to target urban areas, and the company has been very successful at it. In August of this year, these two profitable companies with complementary operations merged, and the new company will use the USA Waste Systems name. Another stock that helped us, Allied Waste Industries, acquired Laidlaw Environmental Services, and that union looks to be beneficial, too.
Q. WHAT ABOUT DISAPPOINTMENTS?
A. One of the industry's major players, WMX Technologies, has not kept pace with the market's expectations for it, and the stock struggled as a result. We felt there were better opportunities elsewhere, so we sold our position in that stock. Memtec, a manufacturer of commercial, industrial and residential water filtration systems, had disappointing earnings.
Q. WHAT'S YOUR OUTLOOK FOR THE ENVIRONMENTAL SERVICES SECTOR, BOB?
A. I think the industry has a more positive outlook now than at any time in the last seven years or so. The merger and acquisition activity that has been taking place is very constructive. For the most part, companies and assets that should, for economic reasons, be getting together are doing so. As a result, I think we'll see an overall improvement in revenues and earnings going forward. Equity prices should reflect that improvement.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


FUND FACTS
START DATE: June 29, 1989
FUND NUMBER: 516
TRADING SYMBOL: FSLEX
SIZE: as of August 31, 1997, more than
$27 million
MANAGER: Robert Ewing, since 1996; manager,
Fidelity Select Energy Service, since 1996;
joined Fidelity in 1990
(checkmark)
ENVIRONMENTAL SERVICES PORTFOLIO
INVESTMENTS AUGUST 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 90.4%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 2.1%
ORDNANCE - 2.1%
Harsco Corp.   13,200 $ 594,825  41586410
BUILDING MATERIALS - 0.4%
AIR CONDITIONING EQUIPMENT - 0.4%
Thermo Power Corp.   15,000  103,122  88358910
CHEMICALS & PLASTICS - 5.2%
ADHESIVES & SEALANTS - 2.9%
Nalco Chemical Co.   20,000  800,000  62985310
CHEMICALS - 2.3%
Betz Dearborn, Inc.   10,000  651,875  08777910
TOTAL CHEMICALS & PLASTICS   1,451,875
ENGINEERING - 2.1%
ARCHITECTS & ENGINEERS - 2.1%
Fluor Corp.   10,200  572,475  34386110
ELECTRONIC INSTRUMENTS - 7.9%
INDUSTRIAL MEASUREMENT INSTRUMENTS - 0.6%
TSI, Inc.   19,300  173,700  87287610
LAB & RESEARCH EQUIPMENT - 0.1%
Microfluidics International Corp. (a)   9,300  17,438  59507310
LAB ANALYTICAL INSTRUMENTS - 2.4%
Thermo Optek Corp.   15,000  258,750  88358210
Thermoquest Corp. (a)  25,000  418,750  88365510
  677,500
MEASURING INSTRUMENTS - 4.8%
Thermo Electron Corp. (a)  32,950  1,326,238  88355610
TOTAL ELECTRONIC INSTRUMENTS   2,194,876
ENERGY SERVICES - 3.0%
OIL & GAS SERVICES - 3.0%
Newpark Resources, Inc. (a)  24,800  840,100  65171850
HOUSEHOLD PRODUCTS - 0.8%
MANUFACTURED PRODUCTS - 0.8%
Memtec Ltd. sponsored ADR   11,600  230,550  58626530
INDUSTRIAL MACHINERY & EQUIPMENT - 2.5%
SERVICE INDUSTRY MACHINERY, NEC - 1.5%
Ionics, Inc. (a)   6,000  256,500  46221810
Trojan Technologies Corp. (a)  10,300  149,184  89692410
  405,684
SPECIAL INDUSTRIAL MACHINERY - 1.0%
Thermo Fibertek, Inc. (a)  23,275  282,209  88355W10
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   687,893
LEASING & RENTAL - 2.8%
AUTO RENTAL & LEASING - 2.8%
Republic Industries, Inc. (a)  31,280  768,315  76051610
MEDICAL EQUIPMENT & SUPPLIES - 1.7%
MEDICAL TECHNOLOGY - 0.9%
Thermedics, Inc. (a)  13,000  238,875  88390110
X-RAY & RELATED APPARATUS - 0.8%
Trex Medical Corp.   15,000  232,500  89531R10
TOTAL MEDICAL EQUIPMENT & SUPPLIES   471,375

 SHARES VALUE (NOTE 1)
METALS & MINING - 2.5%
SECONDARY NONFERROUS SMELTING - 2.5%
IMCO Recycling, Inc.   35,800 $ 686,913  44968110
POLLUTION CONTROL - 51.6%
HAZARDOUS WASTE MANAGEMENT - 2.2%
Laidlaw Environmental Services, Inc. (a)   75,000  346,875  50730L10
Stericycle, Inc.   25,000  250,000  85891210
  596,875
POLLUTION EQUIPMENT & DESIGN - 9.7%
Dames & Moore, Inc.   10,000  131,250  23571310
Ogden Corp.   43,400  1,006,338  67634610
Sevenson Environmental Services, Inc.   15,300  321,300  81806310
TETRA Technologies, Inc. (a)   6,900  144,900  88162F10
Thermo Instrument Systems, Inc. (a)   19,200  766,800  88355910
Waste Management International
 PLC sponsored ADR (a)  42,000  341,250  94090610
  2,711,838
REFUSE SYSTEMS - 23.0%
Allied Waste Industries, Inc. (a)  110,300  1,661,394  01958930
American Disposal Services, Inc. (a)   15,000  412,500  02538910
Browning-Ferris Industries, Inc.   39,500  1,380,031  11588510
Eastern Environmental Services, Inc. (a) 10,000 200,000 27636910 Superior Services, Inc. (a) 11,300 303,688 86831610
Waste Industries, Inc.   30,100  549,325  94105810
Waste Management, Inc.   53,000  1,696,000  94106K10
Wheelabrator Technologies, Inc.   12,800  200,800  96290130
  6,403,738
SANITARY SERVICES - 16.7%
Safety Kleen Corp.   45,100  910,456  78648410
USA Waste Services, Inc. (a)  89,340  3,752,280  90291710
  4,662,736
TOTAL POLLUTION CONTROL   14,375,187
RETAIL & WHOLESALE, MISCELLANEOUS - 2.3%
MISCELLANEOUS DURABLE GOODS - WHOLESALE - 2.3%
Philip Services Corp. (a)  35,719  640,896  71819M10
TRUCKING & FREIGHT - 3.7%
BUS & TRAIN LINES - 3.7%
Laidlaw, Inc.   71,000  1,038,588  50730K50
WATER - 1.8%
WATER SUPPLY - 1.8%
American Water Works, Inc.   25,000  518,750  03041110
TOTAL COMMON STOCKS
 (Cost $22,071,734)   25,175,740
CASH EQUIVALENTS - 9.6%
Taxable Central Cash Fund (b)
 (Cost $2,674,652)  2,674,652  2,674,652  31635A10
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $24,746,386)  $ 27,850,392
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.65%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage. OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $4,143,989 and $12,236,870, respectively (see Note 3 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $1,564 for the period (see Note 4 of Notes to Financial Statements).
INCOME TAX INFORMATION
At August 31, 1997, the aggregate cost of investment securities for income tax purposes was $24,792,864. Net unrealized appreciation aggregated $3,057,528, of which $4,109,046 related to appreciated investment securities and $1,051,518 related to depreciated investment securities.
At February 28, 1997, the fund had a capital loss carryforward of approximately $797,000, which will expire on February 28, 2005. ENVIRONMENTAL SERVICES PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31,
1997
(UNAUDITED)

ASSETS

INVESTMENT IN                    $ 27,850,392
SECURITIES, AT
VALUE
(COST
$24,746,386
) - SEE
ACCOMPANYIN
G SCHEDULE

RECEIVABLE FOR                    96,292
FUND SHARES
SOLD

DIVIDENDS                         11,216
RECEIVABLE

INTEREST                          13,816
RECEIVABLE

REDEMPTION FEES                   59
RECEIVABLE

OTHER                             10,141
RECEIVABLES

 TOTAL ASSETS                     27,981,916

LIABILITIES

PAYABLE TO            $ 28,189
CUSTODIAN
BANK

PAYABLE FOR            11,400
INVESTMENTS
PURCHASED

PAYABLE FOR            101,582
FUND SHARES
REDEEMED

ACCRUED                13,795
MANAGEMENT
FEE

OTHER PAYABLES         47,913
AND
ACCRUED
EXPENSES

 TOTAL LIABILITIES                202,879

NET ASSETS                       $ 27,779,037

NET ASSETS
CONSIST OF:

PAID IN CAPITAL                  $ 27,374,029

ACCUMULATED                       (113,430)
NET INVESTMENT
(LOSS)

ACCUMULATED                       (2,585,280)
UNDISTRIBUTED
NET REALIZED
GAIN (LOSS) ON
INVESTMENTS
AND FOREIGN
CURRENCY
TRANSACTIONS

NET UNREALIZED                    3,103,718
APPRECIATION
(DEPRECIATION)
ON
INVESTMENTS
AND ASSETS
AND LIABILITIES
IN
FOREIGN
CURRENCIES

NET ASSETS, FOR                  $ 27,779,037
1,742,349
SHARES
OUTSTANDING

NET ASSET                         $15.94
VALUE AND
REDEMPTION
PRICE PER
SHARE
($27,779,03
7 (DIVIDED BY)
1,742,349
SHARES)

MAXIMUM                           $16.43
OFFERING PRICE
PER SHARE
(100/97.00
OF $15.94)

STATEMENT OF OPERATIONS
 SIX MONTHS
ENDED AUGUST
31, 1997
(UNAUDITED)

INVESTMENT                        $ 143,824
INCOME
DIVIDENDS

INTEREST                           59,134

 TOTAL INCOME                      202,958

EXPENSES

MANAGEMENT           $ 80,643
FEE

TRANSFER AGENT        169,110
FEES

ACCOUNTING FEES       30,312
AND EXPENSES

NON-INTERESTED        62
TRUSTEES'
COMPENSATION

CUSTODIAN FEES        6,097
AND EXPENSES

REGISTRATION FEES     17,775

AUDIT                 9,695

LEGAL                 149

MISCELLANEOUS         3,264

 TOTAL EXPENSES       317,107
BEFORE
REDUCTIONS

 EXPENSE              (719)        316,388
REDUCTIONS

NET INVESTMENT                     (113,430)
INCOME (LOSS)

REALIZED AND                       (1,739,049)
UNREALIZED
GAIN (LOSS)
NET REALIZED
GAIN (LOSS) ON
INVESTMENT
SECURITIES

CHANGE IN NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
ON:

 INVESTMENT           4,255,371
SECURITIES

 ASSETS AND           (354)        4,255,017
LIABILITIES IN
 FOREIGN
CURRENCIES

NET GAIN (LOSS)                    2,515,968

NET INCREASE                      $ 2,402,538
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                             $ 17,578
INFORMATION
SALES CHARGES
PAID TO FDC

 DEFERRED SALES                   $ 4,409
CHARGES
WITHHELD
 BY FDC

 EXCHANGE FEES                    $ 5,783
WITHHELD BY
FSC

 EXPENSE                          $ 719
REDUCTIONS
 DIRECTED
BROKERAGE
ARRANGEMENTS

STATEMENT OF CHANGES IN NET ASSETS
INCREASE         SIX MONTHS ENDED   YEAR ENDED
(DECREASE) IN    AUGUST 31, 1997    FEBRUARY 28,
NET ASSETS       (UNAUDITED)        1997

OPERATIONS          $ (113,430)     $ (244,407)
NET
INVESTMENT
INCOME (LOSS)

 NET REALIZED        (1,739,049)     (600,025)
GAIN (LOSS)

 CHANGE IN NET       4,255,017       (1,589,539)
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE        2,402,538       (2,433,971)
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

DISTRIBUTIONS TO     -               (48,255)
SHAREHOLDERS
 IN EXCESS OF
NET REALIZED
GAIN

SHARE                4,849,616       138,035,351
TRANSACTIONS
NET PROCEEDS
FROM SALES OF
SHARES

 REINVESTMENT        -               47,653
OF
DISTRIBUTIONS

 COST OF SHARES      (12,018,382)    (131,078,192)
REDEEMED

 REDEMPTION          19,828          415,631
FEES

 NET INCREASE        (7,148,938)     7,420,443
(DECREASE)
IN NET
ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL              (4,746,400)     4,938,217
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 BEGINNING OF        32,525,437      27,587,220
PERIOD

 END OF PERIOD      $ 27,779,037    $ 32,525,437
(INCLUDING
ACCUMULATED
NET INVESTMENT
LOSS OF
$113,430
AND 0,
RESPECTIVELY)

OTHER
INFORMATION
SHARES

 SOLD                325,375         9,698,891

 ISSUED IN           -               3,673
REINVESTMENT
OF
DISTRIBUTIONS

 REDEEMED            (825,504)       (9,681,633)

 NET INCREASE        (500,129)       20,931
(DECREASE)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

             SIX MONTHS ENDED   YEAR ENDED     YEAR ENDED     YEARS ENDED           TEN MONTHS ENDED
             AUGUST 31, 1997    FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,          FEBRUARY 28,

SELECTED     (UNAUDITED)        1997           1996           1995           1994   1993
PER-SHARE
DATA



NET ASSET VALUE,     $ 14.50       $ 12.42    $ 10.27    $ 11.93     $ 11.36    $ 11.39
BEGINNING OF
PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET                  (.06)         (.08)      (.17)      (.14)       (.11)      (.06)
INVESTMENT
INCOME (LOSS) D

 NET REALIZED         1.49          2.04 G     2.95       (1.53)      .67        .42
AND
UNREALIZED
GAIN (LOSS)

 TOTAL FROM           1.43          1.96       2.78       (1.67)      .56        .36
INVESTMENT
OPERATIONS



LESS
DISTRIBUTIONS

 FROM NET             -             -          (.65)      -           -          (.39)
REALIZED GAIN

 IN EXCESS OF         -             (.02)      -          -           -          -
NET REALIZED
GAIN

REDEMPTION FEES       .01           .14        .02        .01         .01        -
ADDED TO PAID
IN CAPITAL

NET ASSET VALUE,     $ 15.94       $ 14.50    $ 12.42    $ 10.27     $ 11.93    $ 11.36
END OF PERIOD

TOTAL RETURN B, C     9.93%         16.93%     27.49%     (13.91)%    5.02%      3.34%

RATIOS AND
SUPPLEMENTAL
DATA

NET ASSETS, END      $ 27,779      $ 32,525   $ 27,587   $ 31,270    $ 65,956   $ 65,913
OF PERIOD
(000 OMITTED)

RATIO OF              2.34% A       2.18%      2.36%      2.04%       2.07%      1.99% A
EXPENSES TO
AVERAGE NET
ASSETS

RATIO OF              2.33% A, E    2.11% E    2.32% E    2.01% E     2.03% E    1.99% A
EXPENSES TO
AVERAGE NET
ASSETS AFTER
EXPENSE
REDUCTIONS

RATIO OF NET          (.84)% A      (.59)%     (1.43)%    (1.32)%     (1.02)%    (.70)% A
INVESTMENT
INCOME (LOSS)
TO AVERAGE NET
ASSETS

PORTFOLIO             33% A         252%       138%       82%         191%       176% A
TURNOVER RATE

AVERAGE              $ .0330       $ .0348
COMMISSION
RATE F


A ANNUALIZED B
 THE TOTAL RETURNS
WOULD HAVE BEEN
LOWER HAD CERTAIN
EXPENSES NOT
BEEN REDUCED
DURING THE PERIODS
SHOWN (SEE NOTE
8 OF NOTES TO
FINANCIAL
STATEMENTS). C
 TOTAL RETURNS DO
NOT INCLUDE THE
ONE TIME SALES
CHARGE AND FOR
PERIODS OF LESS
THAN ONE YEAR ARE
NOT
ANNUALIZED. D
NET INVESTMENT
INCOME (LOSS) PER
SHARE HAS BEEN
CALCULATED BASED
ON AVERAGE SHARES
OUTSTANDING
DURING THE
PERIOD. E FMR
OR THE FUND HAS
ENTERED INTO
VARYING
ARRANGEMENTS
WITH THIRD PARTIES
WHO EITHER PAID OR
REDUCED A PORTION
OF THE FUND'S
EXPENSES (SEE
NOTE 8 OF NOTES
TO FINANCIAL
STATEMENTS). F
 FOR FISCAL YEARS
BEGINNING ON OR
AFTER SEPTEMBER
1, 1995, A FUND
IS REQUIRED TO
DISCLOSE ITS
AVERAGE
COMMISSION RATE
PER SHARE FOR
SECURITY TRADES ON
WHICH
COMMISSIONS ARE
CHARGED. THIS
AMOUNT MAY VARY
FROM PERIOD TO
PERIOD AND FUND TO
FUND DEPENDING
ON THE MIX OF
TRADES EXECUTED IN
VARIOUS MARKETS
WHERE TRADING
PRACTICES AND
COMMISSION RATE
STRUCTURES MAY
DIFFER. G THE
AMOUNT SHOWN FOR
A SHARE
OUTSTANDING DOES
NOT CORRESPOND
WITH THE
AGGREGATE NET LOSS
ON INVESTMENTS
FOR THE PERIOD DUE
TO THE TIMING OF
SALES AND
REPURCHASES OF
FUND SHARES IN
RELATION TO
FLUCTUATING MARKET
VALUES OF THE
INVESTMENTS OF
THE FUND.

INDUSTRIAL EQUIPMENT PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value), but does not include certain fees paid by shareholders upon exchange or redemption. If Fidelity had not reimbursed certain fund expenses, the past five year and past 10 year total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED             PAST 6   PAST 1   PAST 5    PAST 10
AUGUST 31, 1997           MONTHS   YEAR     YEARS     YEARS

INDUSTRIAL EQUIPMENT      22.56%   42.16%   226.02%   194.44%

INDUSTRIAL EQUIPMENT      18.89%   37.90%   216.24%   185.61%
(INCL. 3% SALES CHARGE)

S&P 500                   14.78%   40.65%   146.47%   266.19%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one, five or 10 years. You can compare the fund's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvestment of dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED             PAST 1   PAST 5   PAST 10
AUGUST 31, 1997           YEAR     YEARS    YEARS

INDUSTRIAL EQUIPMENT      42.16%   26.66%   11.40%

INDUSTRIAL EQUIPMENT      37.90%   25.89%   11.06%
(INCL. 3% SALES CHARGE)

S&P 500                   40.65%   19.77%   13.86%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A SECTOR
THAT IS ABOUT TO EXPERIENCE RAPID GROWTH YOU MAY
HAVE THE POTENTIAL FOR ABOVE-AVERAGE GAINS.
(CHECKMARK)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19970831 19970909 115542 S00000000000001
             Industrial Equipment        S&P 500
             00510                       SP001
  1987/08/31       9700.00                    10000.00
  1987/09/30       9927.13                     9781.00
  1987/10/31       6032.44                     7674.17
  1987/11/30       5758.54                     7041.82
  1987/12/31       6444.49                     7577.70
  1988/01/31       6327.94                     7896.72
  1988/02/29       6903.83                     8264.71
  1988/03/31       7006.67                     8009.33
  1988/04/30       7212.34                     8098.24
  1988/05/31       7171.21                     8168.69
  1988/06/30       7678.54                     8543.63
  1988/07/31       7274.05                     8511.17
  1988/08/31       6615.89                     8221.79
  1988/09/30       6739.29                     8572.04
  1988/10/31       6629.60                     8810.34
  1988/11/30       6417.07                     8684.35
  1988/12/31       6759.86                     8836.33
  1989/01/31       7253.48                     9483.15
  1989/02/28       6965.53                     9247.02
  1989/03/31       7068.37                     9462.47
  1989/04/30       7575.70                     9953.57
  1989/05/31       7987.05                    10356.69
  1989/06/30       7644.26                    10297.66
  1989/07/31       8131.03                    11227.54
  1989/08/31       8281.86                    11447.60
  1989/09/30       8165.31                    11400.66
  1989/10/31       7623.69                    11136.17
  1989/11/30       7836.23                    11363.35
  1989/12/31       7973.34                    11636.07
  1990/01/31       7705.96                    10855.29
  1990/02/28       8096.75                    10995.32
  1990/03/31       8576.66                    11286.70
  1990/04/30       8508.10                    11004.53
  1990/05/31       9296.52                    12077.47
  1990/06/30       9131.29                    11995.34
  1990/07/31       8958.74                    11956.96
  1990/08/31       7481.72                    10876.05
  1990/09/30       6467.13                    10346.39
  1990/10/31       6294.58                    10301.90
  1990/11/30       6501.64                    10967.40
  1990/12/31       6736.31                    11273.39
  1991/01/31       7454.11                    11764.91
  1991/02/28       8158.11                    12606.10
  1991/03/31       8089.09                    12911.17
  1991/04/30       8006.27                    12942.15
  1991/05/31       8344.46                    13501.25
  1991/06/30       8075.08                    12882.90
  1991/07/31       8144.15                    13483.24
  1991/08/31       8268.49                    13802.79
  1991/09/30       8461.91                    13572.29
  1991/10/31       8413.55                    13754.15
  1991/11/30       8012.91                    13199.86
  1991/12/31       8544.36                    14709.93
  1992/01/31       9310.98                    14436.32
  1992/02/29       9973.07                    14623.99
  1992/03/31       9680.36                    14338.83
  1992/04/30       9680.36                    14760.39
  1992/05/31       9757.02                    14832.71
  1992/06/30       9157.66                    14611.71
  1992/07/31       9241.29                    15209.33
  1992/08/31       8760.41                    14897.53
  1992/09/30       8941.61                    15073.32
  1992/10/31       8906.77                    15126.08
  1992/11/30       9331.89                    15641.88
  1992/12/31       9513.09                    15834.28
  1993/01/31       9959.13                    15967.28
  1993/02/28      10481.83                    16184.44
  1993/03/31      10670.00                    16525.93
  1993/04/30      11158.17                    16126.00
  1993/05/31      11716.08                    16558.18
  1993/06/30      11869.51                    16606.20
  1993/07/31      12036.88                    16539.77
  1993/08/31      12859.79                    17166.63
  1993/09/30      12713.34                    17034.45
  1993/10/31      13138.75                    17387.06
  1993/11/30      13124.80                    17221.88
  1993/12/31      13635.02                    17430.27
  1994/01/31      14276.16                    18022.90
  1994/02/28      14682.22                    17534.48
  1994/03/31      13834.48                    16769.97
  1994/04/30      13709.27                    16984.63
  1994/05/31      13429.05                    17263.18
  1994/06/30      12739.27                    16840.23
  1994/07/31      13342.83                    17392.59
  1994/08/31      14291.27                    18105.69
  1994/09/30      14334.38                    17662.10
  1994/10/31      14514.01                    18059.49
  1994/11/30      13809.86                    17401.77
  1994/12/31      14061.34                    17659.84
  1995/01/31      13982.31                    18117.75
  1995/02/28      14399.05                    18823.80
  1995/03/31      15591.78                    19379.29
  1995/04/30      16324.85                    19950.01
  1995/05/31      16655.52                    20747.42
  1995/06/30      17288.10                    21229.38
  1995/07/31      18912.67                    21933.35
  1995/08/31      18546.07                    21988.40
  1995/09/30      17697.83                    22916.31
  1995/10/31      17661.89                    22834.50
  1995/11/30      18265.72                    23836.93
  1995/12/31      17972.38                    24296.03
  1996/01/31      18694.42                    25123.07
  1996/02/29      19706.84                    25355.96
  1996/03/31      19848.10                    25600.14
  1996/04/30      20212.77                    25977.48
  1996/05/31      20359.65                    26647.44
  1996/06/30      20269.89                    26748.97
  1996/07/31      19258.03                    25567.20
  1996/08/31      20090.36                    26106.41
  1996/09/30      21045.11                    27575.68
  1996/10/31      20914.54                    28336.22
  1996/11/30      22611.86                    30478.15
  1996/12/31      22772.88                    29874.38
  1997/01/31      23585.87                    31740.93
  1997/02/28      23302.70                    31989.78
  1997/03/31      22361.82                    30675.32
  1997/04/30      23177.12                    32506.64
  1997/05/31      25235.55                    34485.64
  1997/06/30      26809.06                    36030.60
  1997/07/31      28738.84                    38897.55
  1997/08/29      28560.71                    36618.51
IMATRL PRASUN   SHR__CHT 19970831 19970909 115549 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Select Industrial Equipment Portfolio on August 31, 1987, and the current maximum 3% sales charge was paid. As the chart shows, by August 31, 1997, the value of the investment would have grown to $28,561 - a 185.61% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $36,619 - a 266.19% increase. INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1997
                               % OF FUND'S
                               INVESTMENTS

APPLIED MATERIALS, INC.        4.6

PITNEY BOWES, INC.             3.0

COOPER INDUSTRIES, INC.        3.0

TYCO INTERNATIONAL LTD.        2.9

CASE CORP.                     2.8

ROCKWELL INTERNATIONAL CORP.   2.8

EMERSON ELECTRIC CO.           2.7

GENERAL ELECTRIC CO.           2.7

INGERSOLL-RAND CO.             2.6

DOVER CORP.                    2.3

TOP INDUSTRIES AS OF AUGUST 31, 1997
ROW: 1, COL: 1, VALUE: 54.1
ROW: 1, COL: 2, VALUE: 5.7
ROW: 1, COL: 3, VALUE: 7.0
ROW: 1, COL: 4, VALUE: 7.6
ROW: 1, COL: 5, VALUE: 10.5
ROW: 1, COL: 6, VALUE: 15.1
GENERAL INDUSTRIAL MACHINERY 15.1%
ELECTRICAL MACHINERY 10.5%
SEMICONDUCTOR CAPITAL
EQUIPMENT 7.6%
FARM MACHINERY & EQUIPMENT 7.0%
TV & RADIO COMMUNICATION
EQUIPMENT 5.7%
ALL OTHERS 54.1%
 *
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
INDUSTRIAL EQUIPMENT PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



NOTE TO SHAREHOLDERS: Simon Wolf became Portfolio Manager of Fidelity Select Industrial Equipment Portfolio on August 12, 1997.
Q. HOW DID THE FUND PERFORM, SIMON?
A. For the six months that ended on August 31, 1997, the fund had a total return of 22.56%. For the year that ended on August 31, 1997, it returned 42.16%. For the same periods, the Standard & Poor's 500 Index returned 14.78% and 40.65%, respectively.
Q. WHAT ACCOUNTED FOR THE STRONG PERFORMANCE?
A. The fund was helped by very strong construction in the semiconductor industry, as companies involved in building and supplying equipment for chip fabrication plants did well. In addition, many larger capital-equipment companies, including farm equipment and some construction companies, continued to perform well, due to the amazing economic environment we've seen lately, with soaring productivity and benign inflation. This environment has helped some of the larger construction companies continue to improve their margins above previous peaks.
Q. WHAT COMPANIES HELPED SUPPORT THIS STRONG PERFORMANCE?
A. Two portfolio holdings in particular were helped by the return to investment in the semiconductor industry, including both plant expansion and technology-enabling capacity. Applied Materials and Teradyne, both of which develop, manufacture and market specialized equipment for the manufacturing process of semiconductors, were strong performers. The proliferation of outsourcing in networking and telecommunications helped Sanmina. Other major contributors to performance included: Cummins Engine Co., a designer and manufacturer of diesel engines; Ingersoll-Rand, a manufacturer of industrial machinery; Superior Telecom, which provides copper wire for the telecommunications industry; and Pitney Bowes, Inc., a provider of business equipment services and industrial financing.
Q. WERE THERE ANY DISAPPOINTMENTS?
A. The biggest disappointment was Rockwell International Corp. Problems in developing its 56.6K speed modem and intense competition from U.S. Robotics put pressure on Rockwell's stock.
Q. WHAT IS YOUR CURRENT STRATEGY?
A. Basically, we are looking for industries growing independently of the economic cycle. As we go through the economic cycle, there is always an industry that is just beginning a building cycle. Now, we are seeing substantial capital investments, or build-outs, in the satellite, aerospace and telecommunications industries. We are moving some of the fund into smaller-cap companies, a little farther down in the chain of supply. As orders come in, they tend first to benefit the larger companies and then the smaller companies. We are looking at these trends and trying to find smaller companies that can benefit by providing a specialized component or technology that other companies need.
Q. WHAT KINDS OF STOCKS ARE YOU LOOKING FOR IN MANAGING THE FUND?
A. We are looking for companies whose earnings outlooks are improving dramatically due to changes or catalysts that would allow the firms to accelerate their growth beyond what analysts would expect, based on past performance. We also are looking for companies whose current stock valuations versus their growth rates are compelling when compared with the valuations and growth rates of comparable companies.
Q. WHAT IS YOUR OUTLOOK?
A. We always have to keep in mind that we are looking at the high valuations in the market and an uncertain economic outlook. However, we believe that, with the help of Fidelity's research department, we can find good values that should help the fund continue to perform well. In this context, we'll continue to look at smaller-cap companies to tap undiscovered value.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


FUND FACTS
START DATE: September 29, 1986
FUND NUMBER: 510
TRADING SYMBOL: FSCGX
SIZE: as of August 31, 1997, more than
$61 million
MANAGER: Simon Wolf, since August 1997;
research analyst, industrial and electrical equipment industries, since 1997; joined
Fidelity in 1996
(checkmark)
INDUSTRIAL EQUIPMENT PORTFOLIO
INVESTMENTS AUGUST 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 94.6%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 9.8%
AIRCRAFT & PARTS - 1.7%
Sundstrand Corp.   17,300 $ 1,020,693  86732310
AIRCRAFT ENGINES & PARTS - 2.5%
AlliedSignal, Inc.   8,900  734,806  01951210
Kellstrom Industries, Inc.   10,000  153,750  48803510
United Technologies Corp.   8,100  632,306  91301710
  1,520,862
AIRCRAFT EQUIPMENT - 1.7%
BE Aerospace, Inc. (a)  28,400  1,008,200  07330210
GUIDED MISSILES & SPACE VEHICLES - 2.8%
Rockwell International Corp.   27,900  1,674,000  77390310
ORDNANCE - 1.1%
Harsco Corp.   14,100  635,381  41586410
TOTAL AEROSPACE & DEFENSE   5,859,136
AUTOS, TIRES, & ACCESSORIES - 3.1%
AUTO & TRUCK PARTS - 3.1%
Cummins Engine Co., Inc.   8,100  623,194  23102110
Eaton Corp.   10,300  927,644  27805810
LucasVarity PLC sponsored ADR  10,000  316,875  54939510
  1,867,713
MOTOR VEHICLES & CAR BODIES - 0.0%
Navistar International Corp.   500  12,406  63934E10
TOTAL AUTOS, TIRES, & ACCESSORIES   1,880,119
BUILDING MATERIALS - 2.2%
AIR-CONDITIONING EQUIPMENT - 1.1%
American Standard Companies,
 Inc. (a)  14,300  672,100  02971210
GASKETS, HOSES, BELTS - 1.1%
Coltec Industries, Inc. (a)  29,000  648,875  19687910
TOTAL BUILDING MATERIALS   1,320,975
COMMUNICATIONS EQUIPMENT - 0.6%
DATACOMMUNICATIONS EQUIPMENT - 0.6%
Aspect Telecommunications Corp. (a)  6,500  143,000  04523710
IFR Systems, Inc.   7,300  187,063  44950710
  330,063
COMPUTER SERVICES & SOFTWARE - 0.3%
CAD/CAM/CAE - 0.3%
JetFax, Inc.   20,000  197,500  47690910
COMPUTERS & OFFICE EQUIPMENT - 5.6%
COMPUTER PERIPHERALS - 1.5%
SCI Systems, Inc. (a)  22,600  888,463  78389010
OFFICE AUTOMATION - 4.1%
General Binding Corp.   20,600  638,600  36915410
Pitney Bowes, Inc.   23,600  1,802,450  72447910
  2,441,050
TOTAL COMPUTERS & OFFICE EQUIPMENT   3,329,513
DEFENSE ELECTRONICS - 1.8%
Ducommun, Inc. (a)   25,000  931,250  26414710
Stanford Telecommunications, Inc.   5,100  126,225  85440210
  1,057,475

 SHARES VALUE (NOTE 1)
ELECTRICAL EQUIPMENT - 22.3%
ELECTRICAL MACHINERY - 10.5%
Alcatel Alsthom Compagnie Generale
 d'Electricite SA sponsored ADR  22,300 $ 549,138  01390430
Emerson Electric Co.   30,000  1,640,625  29101110
General Electric Co.   25,500  1,593,750  36960410
General Signal Corp.   9,200  399,050  37083810
Honeywell, Inc.   19,800  1,368,675  43850610
Westinghouse Electric Corp.   28,600  736,450  96040210
  6,287,688
ELECTRICAL, INDUSTRIAL APPARATUS - 3.3%
Baldor Electric Co.   35,900  1,094,950  05774110
Hubbell, Inc. Class B  20,000  917,500  44351020
  2,012,450
MOTORS & GENERATORS - 1.5%
AMETEK, Inc.   40,000  920,000  03110010
RESIDENTIAL ELECTRIC LIGHTING - 0.7%
Holophane Corp. (a)   16,800  390,600  43645B10
TV & RADIO COMMUNICATION EQUIPMENT - 5.7%
Loral Space & Communications Ltd. (a)  41,538  726,915  54399E22
Mas Technology Ltd.   7,600  163,400  55263A10
Scientific-Atlanta, Inc.   39,200  852,600  80865510
Titan Corp.   123,900  882,788  88826610
Viasat, Inc.   43,700  775,675  92552V10
  3,401,378
WIRING & LIGHTING - 0.6%
Chicago Miniature Lamp, Inc. (a)  11,300  369,369  16778110
TOTAL ELECTRICAL EQUIPMENT   13,381,485
ELECTRONIC INSTRUMENTS - 8.9%
ELECTRONIC EQUIPMENT - 1.2%
Teradyne, Inc.   12,500  696,094  88077010
LAB & RESEARCH EQUIPMENT - 0.1%
Newport Corp.   5,000  65,000  65182410
SEMICONDUCTOR CAPITAL EQUIPMENT - 7.6%
Applied Materials, Inc. (a)   29,500  2,784,063  03822210
KLA-Tencor Corp.   12,580  891,608  48248010
Novellus Systems, Inc.   7,600  871,150  67000810
  4,546,821
TOTAL ELECTRONIC INSTRUMENTS   5,307,915
ELECTRONICS - 6.8%
CONNECTORS - 0.8%
Methode Electronics, Inc. Class A  400  9,500  59152020
Thomas & Betts Corp.   8,000  448,000  88431510
  457,500
ELECTRONIC CAPACITORS - 0.1%
Maxwell Technologies, Inc.   1,800  54,900  57776710
ELECTRONICS & ELECTRONIC COMPONENTS - 5.0%
Advanced Energy Industries, Inc. (a)  10,000  315,000  00797310
Alpine Group, Inc. (a)  33,300  470,363  02082510
Sanmina Corp. (a)  16,050  1,271,963  80090710
Solectron Corp. (a)   22,600  946,375  83418210
  3,003,701
SEMICONDUCTORS - 0.9%
Etec Systems, Inc. (a)  8,100  542,700  26922C10
TOTAL ELECTRONICS   4,058,801
ENERGY SERVICES - 0.5%
OIL & GAS SERVICES - 0.5%
Dresser Industries, Inc.   7,500  313,125  26159710
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
INDUSTRIAL MACHINERY & EQUIPMENT - 23.8%
CONSTRUCTION EQUIPMENT - 1.4%
Caterpillar, Inc.   15,000 $ 870,938  14912310
FARM MACHINERY & EQUIPMENT - 7.0%
AGCO Corp.   30,900  1,004,250  00108410
Case Corp.   25,000  1,676,563  14743R10
Deere & Co.   15,500  868,000  24419910
Lindsay Manufacturing Co.   16,550  645,450  53555510
  4,194,263
GENERAL INDUSTRIAL MACHINERY - 15.1%
Cooper Industries, Inc.   33,700  1,796,631  21666910
Dover Corp.   20,200  1,395,063  26000310
Harnischfeger Industries, Inc.   11,717  470,145  41334510
Illinois Tool Works, Inc.   25,500  1,233,563  45230810
Ingersoll-Rand Co.   26,300  1,581,288  45686610
Manitowoc Co., Inc.   5,250  189,656  56357110
Regal-Beloit Corp.   21,800  655,363  75875010
Tyco International Ltd.   21,833  1,712,526  90212410
  9,034,235
PUMPING EQUIPMENT - 0.3%
IDEX Corp.   5,600  181,300  45167R10
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   14,280,736
IRON & STEEL - 1.6%
FABRICATED METAL PRODUCTS - 1.0%
Aeroquip Vickers, Inc.   10,600  592,275  00786910
IRON & STEEL FOUNDRIES - 0.6%
Steel of West Virginia, Inc. (a)   35,000  350,000  85815410
TOTAL IRON & STEEL   942,275
METALS & MINING - 4.1%
NONFERROUS ROLLING & DRAWING - 2.9%
Essex International, Inc.   9,300  357,469  29702510
Superior Telecom, Inc. (a)   36,000  1,361,250  86836510
  1,718,719
NONFERROUS WIRE - 1.2%
AFC Cable Systems, Inc. (a)   13,600  408,000  00095010
Belden, Inc.   8,000  310,000  07745910
  718,000
TOTAL METALS & MINING   2,436,719
PAPER & FOREST PRODUCTS - 1.5%
ENVELOPES - 1.5%
Mail-Well, Inc. (a)  33,000  921,938  56032120
PHOTOGRAPHIC EQUIPMENT - 1.7%
Imation Corp. (a)  38,400  1,039,200  45245A10
TOTAL COMMON STOCKS
 (Cost $45,444,424)   56,656,975
CASH EQUIVALENTS - 5.4%
 SHARES VALUE (NOTE 1)
Taxable Central Cash Fund (b)
 (Cost $3,239,371)  3,239,371 $ 3,239,371  31635A10
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $48,683,795) $ 59,896,346
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.65%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage. OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $37,295,945 and $91,653,106, respectively (see Note 3 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $20,998 for the period (see Note 4 of Notes to Financial Statements).
INCOME TAX INFORMATION
At August 31, 1997, the aggregate cost of investment securities for income tax purposes was $48,701,740. Net unrealized appreciation aggregated $11,194,606, of which $11,651,788 related to appreciated investment securities and $457,182 related to depreciated investment securities.
On October 26, 1990, the fund acquired substantially all of the assets of Automation and Machinery Portfolio in a tax-free exchange for shares of Industrial Equipment Portfolio. Automation and Machinery Portfolio has a capital loss carryover of approximately $33,000 available to offset future realized capital gains in Industrial Equipment Portfolio, to the extent provided by regulations.
INDUSTRIAL EQUIPMENT PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31,
1997
(UNAUDITED)

ASSETS

INVESTMENT IN                     $ 59,896,346
SECURITIES, AT
VALUE
(COST
$48,683,795
) - SEE
ACCOMPANYIN
G SCHEDULE

RECEIVABLE FOR                     2,784,081
INVESTMENTS
SOLD

RECEIVABLE FOR                     65,212
FUND SHARES
SOLD

DIVIDENDS                          62,064
RECEIVABLE

INTEREST                           20,526
RECEIVABLE

REDEMPTION FEES                    60
RECEIVABLE

OTHER                              16,504
RECEIVABLES

 TOTAL ASSETS                      62,844,793

LIABILITIES

PAYABLE FOR           $ 569,184
INVESTMENTS
PURCHASED

PAYABLE FOR            356,870
FUND SHARES
REDEEMED

ACCRUED                30,641
MANAGEMENT
FEE

OTHER PAYABLES         63,326
AND
ACCRUED
EXPENSES

 TOTAL LIABILITIES                 1,020,021

NET ASSETS                        $ 61,824,772

NET ASSETS
CONSIST OF:

PAID IN CAPITAL                   $ 43,943,530

ACCUMULATED                        (81,948)
NET INVESTMENT
(LOSS)

ACCUMULATED                        6,750,639
UNDISTRIBUTED
NET REALIZED
GAIN (LOSS) ON
INVESTMENTS
AND FOREIGN
CURRENCY
TRANSACTIONS

NET UNREALIZED                     11,212,551
APPRECIATION
(DEPRECIATION)
ON
INVESTMENTS

NET ASSETS, FOR                   $ 61,824,772
2,142,177
SHARES
OUTSTANDING

NET ASSET                          $28.86
VALUE AND
REDEMPTION
PRICE PER
SHARE
($61,824,77
2 (DIVIDED BY)
2,142,177
SHARES)

MAXIMUM                            $29.75
OFFERING PRICE
PER SHARE
(100/97.00
OF $28.86)

STATEMENT OF OPERATIONS
 SIX MONTHS
ENDED AUGUST
31, 1997
(UNAUDITED)

INVESTMENT                        $ 309,155
INCOME
DIVIDENDS

INTEREST                           153,117

 TOTAL INCOME                      462,272

EXPENSES

MANAGEMENT           $ 205,478
FEE

TRANSFER AGENT        287,351
FEES

ACCOUNTING FEES       34,903
AND EXPENSES

NON-INTERESTED        172
TRUSTEES'
COMPENSATION

CUSTODIAN FEES        8,566
AND EXPENSES

REGISTRATION FEES     16,054

AUDIT                 10,764

LEGAL                 318

MISCELLANEOUS         135

 TOTAL EXPENSES       563,741
BEFORE
REDUCTIONS

 EXPENSE              (19,577)     544,164
REDUCTIONS

NET INVESTMENT                     (81,892)
INCOME (LOSS)

REALIZED AND
UNREALIZED
GAIN (LOSS)
NET REALIZED
GAIN (LOSS) ON:

 INVESTMENT           6,875,298
SECURITIES

 FOREIGN              (4,148)      6,871,150
CURRENCY
TRANSACTIONS

CHANGE IN NET                      5,962,520
UNREALIZED
APPRECIATION
(DEPRECIATION)
ON INVESTMENT
SECURITIES

NET GAIN (LOSS)                    12,833,670

NET INCREASE                      $ 12,751,778
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                             $ 35,388
INFORMATION
SALES CHARGES
PAID TO FDC

 DEFERRED SALES                   $ 1,084
CHARGES
WITHHELD
 BY FDC

 EXCHANGE FEES                    $ 28,455
WITHHELD BY
FSC

 EXPENSE                          $ 19,577
REDUCTIONS
 DIRECTED
BROKERAGE
ARRANGEMENTS

STATEMENT OF CHANGES IN NET ASSETS
INCREASE         SIX MONTHS ENDED   YEAR ENDED
(DECREASE) IN    AUGUST 31, 1997    FEBRUARY 28,
NET ASSETS       (UNAUDITED)        1997

OPERATIONS          $ (81,892)      $ 227,943
NET
INVESTMENT
INCOME (LOSS)

 NET REALIZED        6,871,150       20,831,090
GAIN (LOSS)

 CHANGE IN NET       5,962,520       (7,537,624)
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE        12,751,778      13,521,409
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

DISTRIBUTIONS TO     (59,949)        (140,245)
SHAREHOLDERS
FROM NET
INVESTMENT
INCOME

 FROM NET            (5,575,247)     (13,222,285)
REALIZED GAIN

 TOTAL               (5,635,196)     (13,362,530)
DISTRIBUTIONS

SHARE                16,590,368      90,579,551
TRANSACTIONS
NET PROCEEDS
FROM SALES OF
SHARES

 REINVESTMENT        5,555,038       13,206,101
OF
DISTRIBUTIONS

 COST OF SHARES      (70,360,065)    (138,841,270)
REDEEMED

 REDEMPTION          40,566          259,034
FEES

 NET INCREASE        (48,174,093)    (34,796,584)
(DECREASE)
IN NET
ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL              (41,057,511)    (34,637,705)
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 BEGINNING OF        102,882,283     137,519,988
PERIOD

 END OF PERIOD      $ 61,824,772    $ 102,882,283
(INCLUDING
ACCUMULATE
D NET
INVESTMENT
(LOSS)/INCOM
E OF
$(81,948)
AND
$126,009,
RESPECTIVELY)

OTHER
INFORMATION
SHARES

 SOLD                624,686         3,535,843

 ISSUED IN           246,343         542,236
REINVESTMENT
OF
DISTRIBUTIONS

 REDEEMED            (2,761,875)     (5,521,656)

 NET INCREASE        (1,890,846)     (1,443,577)
(DECREASE)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

             SIX MONTHS ENDED   YEAR ENDED     YEAR ENDED     YEARS ENDED           TEN MONTHS ENDED
             AUGUST 31, 1997    FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,          FEBRUARY 28,

SELECTED     (UNAUDITED)        1997           1996           1995           1994   1993
PER-SHARE
DATA



NET ASSET VALUE,     $ 25.51      $ 25.11     $ 20.04     $ 20.61     $ 15.04     $ 13.89
BEGINNING OF
PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET                  (.03)        .06         .04         .01         -           .02
INVESTMENT
INCOME (LOSS) D

 NET REALIZED         5.24         4.15        7.10        (.44)       5.92        1.09
AND
UNREALIZED
GAIN (LOSS)

 TOTAL FROM           5.21         4.21        7.14        (.43)       5.92        1.11
INVESTMENT
OPERATIONS

LESS
DISTRIBUTIONS

 FROM NET             (.02)        (.04)       (.05)       (.01)       (.01)       -
INVESTMENT
INCOME

 FROM NET             (1.86)       (3.84)      (2.05)      (.16)       (.40)       -
REALIZED GAIN

 TOTAL                (1.88)       (3.88)      (2.10)      (.17)       (.41)       -
DISTRIBUTIONS

REDEMPTION FEES       .02          .07         .03         .03         .06         .04
ADDED TO PAID
IN CAPITAL

NET ASSET VALUE,     $ 28.86      $ 25.51     $ 25.11     $ 20.04     $ 20.61     $ 15.04
END OF PERIOD

TOTAL RETURN B, C     22.56%       18.25%      36.86%      (1.93)%     40.07%      8.28%

RATIOS AND
SUPPLEMENTAL
DATA

NET ASSETS, END      $ 61,825     $ 102,882   $ 137,520   $ 109,968   $ 206,012   $ 14,601
OF PERIOD
(000 OMITTED)

RATIO OF              1.63% A      1.51%       1.54%       1.80%       1.69%       2.49% A,
EXPENSES TO                                                                       E
AVERAGE NET
ASSETS

RATIO OF              1.58% A,     1.44% F     1.53% F     1.78% F     1.68% F     2.49% A
EXPENSES TO          F
AVERAGE NET
ASSETS AFTER
EXPENSE
REDUCTIONS

RATIO OF NET          (.24)% A     .25%        .19%        .06%        .01%        .15% A
INVESTMENT
INCOME (LOSS)
TO AVERAGE NET
ASSETS

PORTFOLIO             113% A       261%        115%        131%        95%         407% A
TURNOVER RATE

AVERAGE              $ .0370      $ .0401
COMMISSION
RATE G


A ANNUALIZED B
 THE TOTAL RETURNS
WOULD HAVE BEEN
LOWER HAD CERTAIN
EXPENSES NOT
BEEN REDUCED
DURING THE PERIODS
SHOWN (SEE NOTE
8 OF NOTES TO
FINANCIAL
STATEMENTS). C
TOTAL RETURNS DO
NOT INCLUDE THE
ONE TIME SALES
CHARGE AND FOR
PERIODS OF LESS
THAN ONE YEAR ARE
NOT
ANNUALIZED. D N
ET INVESTMENT
INCOME (LOSS) PER
SHARE HAS BEEN
CALCULATED BASED
ON AVERAGE SHARES
OUTSTANDING
DURING THE
PERIOD. E DURING
THE PERIOD, FMR
AGREED TO
REIMBURSE A
PORTION OF THE
FUND'S EXPENSES,
OR EXPENSES WERE
LIMITED IN
ACCORDANCE WITH
STATE EXPENSE
LIMITATION.
WITHOUT THIS
REIMBURSEMENT,
THE FUND'S
EXPENSE RATIO
WOULD HAVE BEEN
HIGHER. F FMR
OR THE FUND HAS
ENTERED INTO
VARYING
ARRANGEMENTS
WITH THIRD PARTIES
WHO EITHER PAID OR
REDUCED A PORTION
OF THE FUND'S
EXPENSES (SEE
NOTE 8 OF NOTES
TO FINANCIAL
STATEMENTS). G
 FOR FISCAL YEARS
BEGINNING ON OR
AFTER SEPTEMBER
1, 1995, A FUND
IS REQUIRED TO
DISCLOSE ITS
AVERAGE
COMMISSION RATE
PER SHARE FOR
SECURITY TRADES ON
WHICH
COMMISSIONS ARE
CHARGED. THIS
AMOUNT MAY VARY
FROM PERIOD TO
PERIOD AND FUND TO
FUND DEPENDING
ON THE MIX OF
TRADES EXECUTED IN
VARIOUS MARKETS
WHERE TRADING
PRACTICES AND
COMMISSION RATE
STRUCTURES MAY
DIFFER.

INDUSTRIAL MATERIALS PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value), but does not include certain fees paid by shareholders upon exchange or redemption. If Fidelity had not reimbursed certain fund expenses, the past 10 year total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED             PAST 6   PAST 1   PAST 5    PAST 10
AUGUST 31, 1997           MONTHS   YEAR     YEARS     YEARS

INDUSTRIAL MATERIALS      8.33%    16.92%   101.06%   102.63%

INDUSTRIAL MATERIALS      5.08%    13.42%   95.03%    96.55%
(INCL. 3% SALES CHARGE)

S&P 500                   14.78%   40.65%   146.47%   266.19%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one, five or 10 years. You can compare the fund's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvestment of dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED             PAST 1   PAST 5   PAST 10
AUGUST 31, 1997           YEAR     YEARS    YEARS

INDUSTRIAL MATERIALS      16.92%   14.99%   7.32%

INDUSTRIAL MATERIALS      13.42%   14.29%   6.99%
(INCL. 3% SALES CHARGE)

S&P 500                   40.65%   19.77%   13.86%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER 10 YEARS

Fidelity Select Industrial Materials   Standard & Poor's 500
$36,619
$19,655
$
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Select Industrial Materials Portfolio on August 31, 1987, and the current maximum 3% sales charge was paid. As the chart shows, by August 31, 1997, the value of the investment would have grown to $19,655 - a 96.55% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $36,619 - a 266.19% increase. INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1997
                                         % OF FUND'S
                                         INVESTMENTS

CYTEC INDUSTRIES, INC.                   9.7

PECHINEY SA CLASS A                      5.7

BOISE CASCADE CORP.                      4.5

MINNESOTA MINING & MANUFACTURING CO.     4.4

RAYCHEM CORP.                            4.2

KIMBERLY-CLARK CORP.                     4.1

MEAD CORP.                               4.1

ALUMINUM CO. OF AMERICA                  3.3

WISCONSIN CENTRAL TRANSPORTATION CORP.   3.1

BOWATER, INC.                            2.9

TOP INDUSTRIES AS OF AUGUST 31, 1997
CHEMICALS 21.6%
PAPER 6.0%
GOLD ORES 5.9%
PRIME NONFERROUS
SMELTING 5.8%
METAL ORES 5.7%
ALL OTHERS 55.0%
ROW: 1, COL: 1, VALUE: 55.0
ROW: 1, COL: 2, VALUE: 5.7
ROW: 1, COL: 3, VALUE: 5.8
ROW: 1, COL: 4, VALUE: 5.9
ROW: 1, COL: 5, VALUE: 6.0
ROW: 1, COL: 6, VALUE: 21.6
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
INDUSTRIAL MATERIALS PORTFOLIO
FUND TALK: THE MANAGERS' OVERVIEW



NOTE TO SHAREHOLDERS: On August 18, 1997, James Catudal (right) became Portfolio Manager of Fidelity Select Industrial Materials Portfolio. The following is an interview with Doug Chase, who managed the fund during most of the period covered by the report, and James Catudal, who discusses his investment philosophy and outlook.
Q. DOUG, HOW DID THE FUND PERFORM?
D.C. The fund did not perform as well as I would have liked. For the six- and 12-month periods that ended August 31, 1997, the fund returned 8.33% and 16.92%, respectively. By comparison, the Standard & Poor's 500 Index returned 14.78% and 40.65% for the same periods.
Q. WHAT ACCOUNTED FOR THE FUND'S PERFORMANCE OVER THE PAST SIX MONTHS? D.C. Through most of the period, cyclical stocks such as those in this sector continued to lag the overall stock market. International stocks underperformed U.S. stocks, as Japan, Germany and Southeast Asia struggled. For many industrial materials, including steel, non-ferrous metals, and paper, the pricing outlook improved later in the period.
Q. WHERE DID YOU FIND THE BEST OPPORTUNITIES? WHAT STOCKS HELPED
PERFORMANCE?
D.C. The paper industry had strong performance. Prices had dropped to low levels and the supply/demand scenario appeared attractive relative to valuations. So I increased holdings significantly in a variety of paper producers. Paper capacity was absorbed by the market, demand was stronger than expected, prices started to improve, and sentiment changed in the market. Then, when company valuations exceeded fundamentals, I reduced the fund's weighting. Paper companies Champion International Corp. and Georgia-Pacific performed strongly. Newsprint companies, such as Bowater, also contributed to the fund's performance. Bowater benefited from a strong increase in demand for newsprint, reflecting growth in classified advertising as the U.S. economy continued to grow. Cytec, the fund's top holding, performed very well during the period.
Q. HOW DID EVENTS IN THE GOLD MARKET NEGATIVELY AFFECT THE FUND'S
PERFORMANCE?
D.C. Previously, I had increased the weighting in gold producers significantly, because sentiment was at a 14-year low and gold was priced cheaply, at around $320 per ounce. Normally, the time to buy cyclical stocks such as gold is when they are out of favor and, initially, this strategy appeared to work when the price of gold increased to $360. However, central banks continued to sell gold, and the threat of ongoing sell-offs by European central banks weighed on the market more than I anticipated. The price of gold has since stabilized at $320, but has not appreciated. As the U.S. dollar has strengthened, its appreciation could hurt gold consumption. Newmont Mining Corp. is representative of the general underperformance of gold-related stocks during the period.
Q. TURNING TO YOU, JIM, WHAT'S YOUR INVESTMENT PHILOSOPHY AND OUTLOOK?
A. When adding a company to the fund, I focus on three factors: growth prospects, the fundamentals of the underlying material and management's ability to create shareholder value. I believe that demand drives industrial material price increases, which leads to higher earnings and stock prices. Capacity expansion in an industry can depress material prices, especially if demand is low. Specifically, demand has been strong for aluminum, industrial gases and zinc, and companies in this sector have looked attractive. Chemical and paper stocks also look relatively attractive. However, I'm cautious in my outlook for industrial material stocks generally. Demand usually weakens in the summer, and future order trends are not apparent until the fall. In addition, the current economic slowdown in Asia could reduce demand for industrial materials and depress prices. If economic growth in the rest of the world continues and Asia's economic growth improves, the fund could perform very well. No matter what the outlook, I will continue to search for those companies that have the potential to perform well relative to the sector.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


FUND FACTS
START DATE: September 29, 1986
FUND NUMBER: 509
TRADING SYMBOL: FSDPX
SIZE: as of August 31, 1997, more than
$34 million
MANAGER: James Catudal, since August 1997;
analyst, North American non-ferrous metals companies; joined Fidelity in 1997
(checkmark)
INDUSTRIAL MATERIALS PORTFOLIO
INVESTMENTS AUGUST 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 90.8%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 2.2%
AIRCRAFT ENGINES & PARTS - 2.2%
AlliedSignal, Inc.   6,000 $ 495,375  01951210
Doncasters PLC sponsored ADR  10,000  257,500  25769210
  752,875
BUILDING MATERIALS - 4.7%
CEMENT - 1.1%
Lafarge Corp.   12,000  390,000  50586210
METAL WORK - 0.0%
SIFCO Industries, Inc.   400  7,725  82654610
PAINT & VARNISH - 1.0%
Sherwin-Williams Co.   12,600  345,713  82434810
PLUMBING SUPPLIES - WHOLESALE - 2.6%
Masco Corp.   19,900  884,306  57459910
TOTAL BUILDING MATERIALS   1,627,744
CHEMICALS & PLASTICS - 28.2%
AGRICULTURAL CHEMICALS - 0.7%
FMC Corp. (a)  2,900  240,881  30249130
CHEMICALS - 21.6%
Cytec Industries, Inc. (a)  68,700  3,353,419  23282010
du Pont (E.I.) de Nemours & Co.   14,000  872,375  26353410
Monsanto Co.   19,400  852,388  61166210
Raychem Corp.   15,610  1,452,706  75460310
Union Carbide Corp.   9,000  461,813  90558110
Witco Corp.   11,000  517,000  97738510
  7,509,701
INDUSTRIAL GASES - 3.2%
Air Products & Chemicals, Inc.   2,500  203,906  00915810
Praxair, Inc.   17,000  908,438  74005P10
  1,112,344
ORGANIC CHEMICALS - 1.0%
Cambrex Corp.   7,000  340,813  13201110
PLASTICS & SYNTHETIC RESINS - 0.5%
Spartech Corp.  12,000  190,500  84722020
UNSUPPORTED PLASTICS FILM & SHEET - 1.2%
W.R. Grace & Co.  6,000  412,875  38391110
TOTAL CHEMICALS & PLASTICS   9,807,114
CONSUMER DURABLES - 4.4%
MANUFACTURING INDUSTRIES, NEC - 4.4%
Minnesota Mining & Manufacturing Co.   17,000  1,527,875  60405910
ELECTRONICS - 1.2%
ELECTRONIC CAPACITORS - 0.4%
Maxwell Technologies, Inc.   4,000  122,000  57776710
ELECTRONICS & ELECTRIC COMPONENTS - 0.8%
Alpine Group, Inc.   20,000  282,500  02082510
TOTAL ELECTRONICS   404,500
HOLDING COMPANIES - 0.8%
HOLDING COMPANY OFFICES, NEC - 0.8%
Norfolk Southern Corp.   3,000  294,000  65584410
IRON & STEEL - 0.6%
IRON & STEEL FOUNDRIES - 0.6%
Dofasco, Inc.   10,000  203,927  25690070

 SHARES VALUE (NOTE 1)
METALS & MINING - 13.3%
METAL ORES - 5.7%
Pechiney SA Class A  45,954 $ 1,981,290  70599396
NONFERROUS ROLLING & DRAWING - 1.6%
Essex International, Inc.   7,000  269,063  29702510
Superior Telecom, Inc.   8,000  302,500  86836510
  571,563
PRIME NONFERROUS SMELTING - 5.8%
Alcan Aluminium Ltd.   25,000  873,716  01371610
Aluminum Co. of America  14,000  1,151,500  02224910
  2,025,216
SECONDARY NONFERROUS SMELTING - 0.2%
IMCO Recycling, Inc.   2,900  55,644  44968110
TOTAL METALS & MINING   4,633,713
PACKAGING & CONTAINERS - 5.1%
GLASS CONTAINERS - 2.7%
Owens-Illinois, Inc.  27,000  939,938  69076840
METAL CANS & CONTAINERS - 2.4%
Silgan Holdings, Inc.   20,000  820,000  82704810
TOTAL PACKAGING & CONTAINERS   1,759,938
PAPER & FOREST PRODUCTS - 18.1%
CONVERTED PAPER & PAPERBOARD - 4.5%
Boise Cascade Corp.   39,487  1,562,204  09738310
PAPER - 6.0%
Champion International Corp.   3,400  201,238  15852510
Georgia-Pacific Corp.   5,000  456,250  37329810
Kimberly-Clark Corp.   30,000  1,423,125  49436810
  2,080,613
PAPER MILLS - 3.5%
Bowater, Inc.   20,000  1,023,750  10218310
Fort James Corp.   5,000  210,000  34747110
  1,233,750
PAPERBOARD MILLS - 4.1%
Mead Corp.   20,000  1,418,750  58283410
TOTAL PAPER & FOREST PRODUCTS   6,295,317
PRECIOUS METALS - 5.9%
GOLD ORES - 5.9%
Breakwater Resources Ltd.  80,000  371,825  10690230
Golden Knight Resources, Inc. (a)  54,300  123,253  38109010
Kinross Gold Corp. (a)  29,100  126,864  49690210
Newmont Gold Co.   11,700  506,025  65163710
Newmont Mining Corp.   21,700  918,181  65163910
  2,046,148
RAILROADS - 5.5%
CSX Corp.   8,900  508,966  12640810
Kansas City Southern Industries, Inc.   4,000  299,500  48517010
Wisconsin Central Transportation Corp.   35,000  1,085,000  97659210
  1,893,466
TRUCKING & FREIGHT - 0.8%
TRUCKING, LOCAL & LONG DISTANCE - 0.4%
Heartland Express, Inc.   6,000  148,500  42234710
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TRUCKING & FREIGHT - CONTINUED
TRUCKING, LONG DISTANCE - 0.4%
USFreightways Corp.   5,000 $ 150,000  91690610
TOTAL TRUCKING & FREIGHT   298,500
TOTAL COMMON STOCKS
 (Cost $28,639,207)   31,545,117
CASH EQUIVALENTS - 9.2%
Taxable Central Cash Fund (b)
 (Cost $3,195,106)  3,195,106  3,195,106  31635A10
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $31,834,313) $ 34,740,223
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.65%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage. OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $25,763,657 and $61,046,649, respectively (see Note 3 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $15,145 for the period (see Note 4 of Notes to Financial Statements).
The fund participated in the bank borrowing program. The maximum loan and the average daily loan balance during the periods for which the loan was outstanding amounted to $2,443,000. The weighted average interest rate paid was 5.8% (see Note 7 of Notes to Financial Statements).
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States   88.7%
France   5.7
Canada   4.9
Others (individually less than 1%)   0.7
TOTAL   100.0%
INCOME TAX INFORMATION
At August 31, 1997, the aggregate cost of investment securities for income tax purposes was $31,903,840. Net unrealized appreciation aggregated $2,836,383 of which $3,521,535 related to appreciated investment securities and $685,152 related to depreciated investment securities.
INDUSTRIAL MATERIALS PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31,
1997
(UNAUDITED)

ASSETS

INVESTMENT IN                    $ 34,740,223
SECURITIES, AT
VALUE
(COST
$31,834,313
) - SEE
ACCOMPANYIN
G SCHEDULE

RECEIVABLE FOR                    310,187
INVESTMENTS
SOLD

RECEIVABLE FOR                    388,161
FUND SHARES
SOLD

DIVIDENDS                         59,367
RECEIVABLE

INTEREST                          9,427
RECEIVABLE

REDEMPTION FEES                   68
RECEIVABLE

OTHER                             3,942
RECEIVABLES

 TOTAL ASSETS                     35,511,375

LIABILITIES

PAYABLE TO            $ 3,292
CUSTODIAN
BANK

PAYABLE FOR            633,708
INVESTMENTS
PURCHASED

PAYABLE FOR            337,458
FUND SHARES
REDEEMED

ACCRUED                16,639
MANAGEMENT
FEE

OTHER PAYABLES         49,793
AND
ACCRUED
EXPENSES

 TOTAL LIABILITIES                1,040,890

NET ASSETS                       $ 34,470,485

NET ASSETS
CONSIST OF:

PAID IN CAPITAL                  $ 28,991,517

DISTRIBUTIONS IN                  (33,494)
EXCESS OF NET
INVESTMENT
INCOME

ACCUMULATED                       2,609,558
UNDISTRIBUTED
NET REALIZED
GAIN (LOSS) ON
INVESTMENTS
AND FOREIGN
CURRENCY
TRANSACTIONS

NET UNREALIZED                    2,902,904
APPRECIATION
(DEPRECIATION)
ON
INVESTMENTS
AND ASSETS
AND LIABILITIES
IN
FOREIGN
CURRENCIES

NET ASSETS, FOR                  $ 34,470,485
1,249,933
SHARES
OUTSTANDING

NET ASSET                         $27.58
VALUE AND
REDEMPTION
PRICE PER
SHARE
($34,470,48
5 (DIVIDED BY)
1,249,933
SHARES)

MAXIMUM                           $28.43
OFFERING PRICE
PER SHARE
(100/97.00
OF $27.58)

STATEMENT OF OPERATIONS
 SIX MONTHS
ENDED AUGUST
31, 1997
(UNAUDITED)

INVESTMENT                        $ 205,811
INCOME
DIVIDENDS

INTEREST                           88,961

 TOTAL INCOME                      294,772

EXPENSES

MANAGEMENT           $ 102,515
FEE

TRANSFER AGENT        159,019
FEES

ACCOUNTING FEES       30,320
AND EXPENSES

NON-INTERESTED        95
TRUSTEES'
COMPENSATION

CUSTODIAN FEES        9,639
AND EXPENSES

REGISTRATION FEES     16,506

AUDIT                 13,127

LEGAL                 155

INTEREST              390

MISCELLANEOUS         213

 TOTAL EXPENSES       331,979
BEFORE
REDUCTIONS

 EXPENSE              (8,238)      323,741
REDUCTIONS

NET INVESTMENT                     (28,969)
INCOME (LOSS)

REALIZED AND
UNREALIZED
GAIN (LOSS)
NET REALIZED
GAIN (LOSS) ON:

 INVESTMENT           2,854,173
SECURITIES

 FOREIGN              (8,839)      2,845,334
CURRENCY
TRANSACTIONS

CHANGE IN NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
ON:

 INVESTMENT           (504,539)
SECURITIES

 ASSETS AND           4,385        (500,154)
LIABILITIES IN
 FOREIGN
CURRENCIES

NET GAIN (LOSS)                    2,345,180

NET INCREASE                      $ 2,316,211
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                             $ 12,958
INFORMATION
SALES CHARGES
PAID TO FDC

 DEFERRED SALES                   $ 1,288
CHARGES
WITHHELD
 BY FDC

 EXCHANGE FEES                    $ 8,483
WITHHELD BY
FSC

 EXPENSE                          $ 8,238
REDUCTIONS
 DIRECTED
BROKERAGE
ARRANGEMENTS

STATEMENT OF CHANGES IN NET ASSETS
INCREASE         SIX MONTHS ENDED   YEAR ENDED
(DECREASE) IN    AUGUST 31, 1997    FEBRUARY 28,
NET ASSETS       (UNAUDITED)        1997

OPERATIONS          $ (28,969)      $ 220,365
NET
INVESTMENT
INCOME (LOSS)

 NET REALIZED        2,845,334       8,999,452
GAIN (LOSS)

 CHANGE IN NET       (500,154)       1,201,543
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE        2,316,211       10,421,360
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

DISTRIBUTIONS TO     (32,754)        (200,673)
SHAREHOLDERS
FROM NET
INVESTMENT
INCOME

 IN EXCESS OF        (4,525)         -
NET INVESTMENT
INCOME

 FROM NET            (2,485,229)     (5,508,154)
REALIZED GAIN

 TOTAL               (2,522,508)     (5,708,827)
DISTRIBUTIONS

SHARE                10,729,683      113,772,805
TRANSACTIONS
NET PROCEEDS
FROM SALES OF
SHARES

 REINVESTMENT        2,473,198       5,651,415
OF
DISTRIBUTIONS

 COST OF SHARES      (45,010,939)    (144,145,096)
REDEEMED

 REDEMPTION          22,970          131,891
FEES

 NET INCREASE        (31,785,088)    (24,588,985)
(DECREASE)
IN NET
ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL              (31,991,385)    (19,876,452)
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 BEGINNING OF        66,461,870      86,338,322
PERIOD

 END OF PERIOD      $ 34,470,485    $ 66,461,870
(INCLUDING
UNDER (OVER)
DISTRIBUTION
OF
$(33,494)
AND
$67,759,
RESPECTIVELY)

OTHER
INFORMATION
SHARES

 SOLD                405,131         4,147,616

 ISSUED IN           105,332         212,018
REINVESTMENT
OF
DISTRIBUTIONS

 REDEEMED            (1,663,316)     (5,268,325)

 NET INCREASE        (1,152,853)     (908,691)
(DECREASE)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

             SIX MONTHS ENDED   YEAR ENDED     YEAR ENDED     YEARS ENDED           TEN MONTHS ENDED
             AUGUST 31, 1997    FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,          FEBRUARY 28,

SELECTED     (UNAUDITED)        1997           1996           1995           1994   1993
PER-SHARE
DATA



NET ASSET VALUE,     $ 27.66       $ 26.07    $ 23.13    $ 21.67     $ 17.44     $ 17.12
BEGINNING OF
PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET INVESTMENT       (.02)         .06        .12        .17         .15         .12
INCOME (LOSS) D

 NET REALIZED         1.95          3.12       2.92       1.43        4.07        .19
AND
UNREALIZED
GAIN (LOSS)

 TOTAL FROM           1.93          3.18       3.04       1.60        4.22        .31
INVESTMENT
OPERATIONS



LESS
DISTRIBUTIONS

 FROM NET             (.03)         (.06)      (.15)      (.18)       (.06)       (.08)
INVESTMENT
INCOME

 FROM NET             (2.00)        (1.57)     -          -           -           -
REALIZED GAIN

 TOTAL                (2.03)        (1.63)     (.15)      (.18)       (.06)       (.08)
DISTRIBUTIONS

REDEMPTION FEES       .02           .04        .05        .04         .07         .09
ADDED TO PAID
IN CAPITAL

NET ASSET VALUE,     $ 27.58       $ 27.66    $ 26.07    $ 23.13     $ 21.67     $ 17.44
END OF PERIOD

TOTAL RETURN B, C     8.33%         12.69%     13.38%     7.65%       24.66%      2.36%

RATIOS AND
SUPPLEMENTAL
DATA

NET ASSETS, END      $ 34,470      $ 66,462   $ 86,338   $ 183,454   $ 155,721   $ 25,041
OF PERIOD
(000 OMITTED)

RATIO OF              1.93% A       1.54%      1.64%      1.56%       2.10%       2.02% A
EXPENSES TO
AVERAGE NET
ASSETS

RATIO OF              1.88% A, E    1.51% E    1.61% E    1.53% E     2.08% E     2.02% A
EXPENSES TO
AVERAGE NET
ASSETS AFTER
EXPENSE
REDUCTIONS

RATIO OF NET          (.17)% A      .23%       .49%       .77%        .75%        .86% A
INVESTMENT
INCOME (LOSS)
TO AVERAGE NET
ASSETS

PORTFOLIO             148% A        105%       138%       139%        185%        273% A
TURNOVER RATE

AVERAGE              $ .0197       $ .0242
COMMISSION
RATE F


A ANNUALIZED B
 THE TOTAL RETURNS
WOULD HAVE BEEN
LOWER HAD CERTAIN
EXPENSES NOT BEEN
REDUCED DURING THE
PERIODS SHOWN
(SEE NOTE 8 OF
NOTES TO FINANCIAL
STATEMENTS). C
 TOTAL RETURNS DO
NOT INCLUDE THE
ONE TIME SALES
CHARGE AND FOR
PERIODS OF LESS
THAN ONE YEAR ARE
NOT
ANNUALIZED. D
NET INVESTMENT
INCOME (LOSS) PER
SHARE HAS BEEN
CALCULATED BASED
ON AVERAGE SHARES
OUTSTANDING DURING
THE
PERIOD. E FMR
OR THE FUND HAS
ENTERED INTO
VARYING
ARRANGEMENTS WITH
THIRD PARTIES WHO
EITHER PAID OR
REDUCED A PORTION
OF THE FUND'S
EXPENSES (SEE
NOTE 8 OF NOTES TO
FINANCIAL
STATEMENTS). F
 FOR FISCAL YEARS
BEGINNING ON OR
AFTER SEPTEMBER
1, 1995, A FUND IS
REQUIRED TO
DISCLOSE ITS
AVERAGE
COMMISSION RATE
PER SHARE FOR
SECURITY TRADES ON
WHICH
COMMISSIONS ARE
CHARGED. THIS
AMOUNT MAY VARY
FROM PERIOD TO
PERIOD AND FUND TO
FUND DEPENDING ON
THE MIX OF TRADES
EXECUTED IN
VARIOUS MARKETS
WHERE TRADING
PRACTICES AND
COMMISSION RATE
STRUCTURES MAY
DIFFER.

PAPER AND FOREST PRODUCTS PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value), but does not include certain fees paid by shareholders upon exchange or redemption. If Fidelity had not reimbursed certain fund expenses, the past 10 year total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED               PAST 6   PAST 1   PAST 5    PAST 10
AUGUST 31, 1997             MONTHS   YEAR     YEARS     YEARS

PAPER AND FOREST PRODUCTS   18.47%   25.92%   130.07%   122.50%

PAPER AND FOREST PRODUCTS   14.92%   22.14%   123.17%   115.83%
(INCL. 3% SALES CHARGE)

S&P 500                     14.78%   40.65%   146.47%   266.19%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one, five or 10 years. You can compare the fund's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvestment of dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED               PAST 1   PAST 5   PAST 10
AUGUST 31, 1997             YEAR     YEARS    YEARS

PAPER AND FOREST PRODUCTS   25.92%   18.13%   8.33%

PAPER AND FOREST PRODUCTS   22.14%   17.42%   8.00%
(INCL. 3% SALES CHARGE)

S&P 500                     40.65%   19.77%   13.86%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19970831 19970912 162814 S00000000000001
             Paper & Forest              S&P 500
             00506                       SP001
  1987/08/31       9700.00                    10000.00
  1987/09/30       9408.14                     9781.00
  1987/10/31       6615.46                     7674.17
  1987/11/30       6386.55                     7041.82
  1987/12/31       7149.53                     7577.70
  1988/01/31       6860.78                     7896.72
  1988/02/29       7507.32                     8264.71
  1988/03/31       7268.79                     8009.33
  1988/04/30       7350.39                     8098.24
  1988/05/31       7268.79                     8168.69
  1988/06/30       8022.03                     8543.63
  1988/07/31       7664.24                     8511.17
  1988/08/31       7287.62                     8221.79
  1988/09/30       7431.99                     8572.04
  1988/10/31       7268.79                     8810.34
  1988/11/30       7111.87                     8684.35
  1988/12/31       7633.60                     8836.33
  1989/01/31       7709.12                     9483.15
  1989/02/28       7482.56                     9247.02
  1989/03/31       7488.86                     9462.47
  1989/04/30       7759.46                     9953.57
  1989/05/31       7897.91                    10356.69
  1989/06/30       7394.46                    10297.66
  1989/07/31       8105.59                    11227.54
  1989/08/31       8684.56                    11447.60
  1989/09/30       8206.28                    11400.66
  1989/10/31       7834.98                    11136.17
  1989/11/30       7778.34                    11363.35
  1989/12/31       7944.93                    11636.07
  1990/01/31       7218.61                    10855.29
  1990/02/28       7288.69                    10995.32
  1990/03/31       7492.57                    11286.70
  1990/04/30       7008.36                    11004.53
  1990/05/31       7473.46                    12077.47
  1990/06/30       7295.07                    11995.34
  1990/07/31       7403.38                    11956.96
  1990/08/31       6517.78                    10876.05
  1990/09/30       5887.02                    10346.39
  1990/10/31       5702.26                    10301.90
  1990/11/30       6275.67                    10967.40
  1990/12/31       6744.65                    11273.39
  1991/01/31       7301.84                    11764.91
  1991/02/28       7651.71                    12606.10
  1991/03/31       7807.21                    12911.17
  1991/04/30       8189.47                    12942.15
  1991/05/31       9128.92                    13501.25
  1991/06/30       8895.68                    12882.90
  1991/07/31       8902.16                    13483.24
  1991/08/31       8947.51                    13802.79
  1991/09/30       8604.12                    13572.29
  1991/10/31       8928.07                    13754.15
  1991/11/30       8247.78                    13199.86
  1991/12/31       9089.44                    14709.93
  1992/01/31       9925.41                    14436.32
  1992/02/29       9971.85                    14623.99
  1992/03/31      10038.19                    14338.83
  1992/04/30      10197.43                    14760.39
  1992/05/31       9912.14                    14832.71
  1992/06/30       9846.29                    14611.71
  1992/07/31       9773.15                    15209.33
  1992/08/31       9380.90                    14897.53
  1992/09/30       9281.17                    15073.32
  1992/10/31       9733.26                    15126.08
  1992/11/30      10092.28                    15641.88
  1992/12/31      10185.17                    15834.28
  1993/01/31      10498.87                    15967.28
  1993/02/28      10732.48                    16184.44
  1993/03/31      10719.13                    16525.93
  1993/04/30      11206.74                    16126.00
  1993/05/31      11240.13                    16558.18
  1993/06/30      10999.70                    16606.20
  1993/07/31      10886.16                    16539.77
  1993/08/31      11180.02                    17166.63
  1993/09/30      10645.73                    17034.45
  1993/10/31      11059.81                    17387.06
  1993/11/30      11747.71                    17221.88
  1993/12/31      12074.96                    17430.27
  1994/01/31      13477.47                    18022.90
  1994/02/28      13096.79                    17534.48
  1994/03/31      11707.64                    16769.97
  1994/04/30      11694.55                    16984.63
  1994/05/31      12171.60                    17263.18
  1994/06/30      12048.93                    16840.23
  1994/07/31      13071.18                    17392.59
  1994/08/31      14529.59                    18105.69
  1994/09/30      14788.56                    17662.10
  1994/10/31      13868.54                    18059.49
  1994/11/30      13262.00                    17401.77
  1994/12/31      13782.16                    17659.84
  1995/01/31      13689.61                    18117.75
  1995/02/28      15049.32                    18823.80
  1995/03/31      15156.10                    19379.29
  1995/04/30      15218.77                    19950.01
  1995/05/31      15470.38                    20747.42
  1995/06/30      16872.21                    21229.38
  1995/07/31      17447.31                    21933.35
  1995/08/31      17432.94                    21988.40
  1995/09/30      17145.38                    22916.31
  1995/10/31      16893.77                    22834.50
  1995/11/30      17145.38                    23836.93
  1995/12/31      16802.49                    24296.03
  1996/01/31      17221.56                    25123.07
  1996/02/29      16430.86                    25355.96
  1996/03/31      17269.00                    25600.14
  1996/04/30      18024.06                    25977.48
  1996/05/31      17660.77                    26647.44
  1996/06/30      16669.99                    26748.97
  1996/07/31      16232.39                    25567.20
  1996/08/31      17140.61                    26106.41
  1996/09/30      17759.85                    27575.68
  1996/10/31      17726.83                    28336.22
  1996/11/30      17933.24                    30478.15
  1996/12/31      17989.74                    29874.38
  1997/01/31      18175.02                    31740.93
  1997/02/28      18217.13                    31989.78
  1997/03/31      17231.74                    30675.32
  1997/04/30      17747.46                    32506.64
  1997/05/31      19937.76                    34485.64
  1997/06/30      20093.59                    36030.60
  1997/07/31      21660.56                    38897.55
  1997/08/29      21582.64                    36618.51
IMATRL PRASUN   SHR__CHT 19970831 19970912 162818 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Select Paper and Forest Products Portfolio on August 31, 1987, and the current maximum 3% sales charge was paid. As the chart shows, by August 31, 1997, the value of the investment would have grown to $21,583 - a 115.83% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $36,619 - a 266.19% increase. INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1997
                          % OF FUND'S
                          INVESTMENTS

FORT JAMES CORP.          10.8

CHESAPEAKE CORP.          7.9

BOISE CASCADE CORP.       6.0

GEORGIA-PACIFIC CORP.     5.1

MEAD CORP.                4.5

BUCKEYE CELLULOSE CORP.   3.9

BOWATER, INC.             3.9

FIBERMARK, INC.           3.9

KIMBERLY-CLARK CORP.      3.4

INTERNATIONAL PAPER CO.   3.4

TOP INDUSTRIES AS OF AUGUST 31, 1997
PAPER & FOREST PRODUCTS 83.9%
TOBACCO 2.7%
RETAIL & WHOLESALE,
MISCELLANEOUS 1.9%
PACKAGING & CONTAINERS 1.3%
METALS & MINING 0.9%
ALL OTHERS 9.3%


ROW: 1, COL: 1, VALUE: 8.300000000000001
ROW: 1, COL: 2, VALUE: 1.8
ROW: 1, COL: 3, VALUE: 1.5
ROW: 1, COL: 4, VALUE: 2.4
ROW: 1, COL: 5, VALUE: 3.2
ROW: 1, COL: 6, VALUE: 82.90000000000001
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
PAPER AND FOREST PRODUCTS PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



Larry Rakers,
Portfolio Manager of
Fidelity Select Paper and Forest Products Portfolio
Q. HOW DID THE FUND PERFORM, LARRY?
A. The fund returned 18.47% during the six months that ended August 31, 1997, compared to the 14.78% return of the Standard & Poor's 500 Index. For the 12 months that ended August 31, 1997, the fund generated a return of 25.92%, compared to a 40.65% return by the S&P 500.
Q. WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE DURING THE
PERIOD?
A. The paper market, which bottomed out in February and March, began an upward cycle during the period, helping many paper stocks to perform well. Paper companies are adding less capacity and demand is growing, which helps boost prices. Demand generally follows the growth in worldwide Gross Domestic Product, or GDP, and right now we have reasonably strong economies throughout the world - all of which bodes well for the current state of the paper market.
Q. WHAT DRIVES DEMAND IN THE PAPER MARKET?
A. As I said, demand for paper products is pretty consistent with GDP growth. But, there is one other factor that drives demand - customer panic. When consumers see the price of paper going up, they build inventories. For example, if a buyer typically keeps three weeks of inventory, but hears that prices are going up, he immediately wants four weeks of inventory. If everyone builds inventory in front of a price increase, then demand increases. Over the past few months, this cycle started to work - a few price increases came down the pike during a period of steady economic growth and it appears that we have started to see consumers build inventory. All of these things drove demand and pushed the paper market into an upswing.
Q. AT THE END OF THE PERIOD, FORT JAMES REPRESENTED ALMOST 11% OF THE FUND'S INVESTMENTS. WHAT DID YOU FIND ATTRACTIVE ABOUT THIS STOCK?
A. Fort James is the end product of a merger between Fort Howard and James River, two tissue companies. Management of the new company promised substantial cost savings from the merger and, at the time the deal was announced, I believed the individual stocks were undervalued. The performance of the stocks was bound to improve on the cost-cutting prospects alone. I bought the stocks to reap the rewards of cost savings and multiple expansion - meaning that their price-to-earnings ratios (PEs) could increase. Fort Howard and James River both appreciated considerably before the merger was completed at the end of August.
Q. WHAT OTHER STOCKS HELPED THE FUND'S PERFORMANCE?
A. I felt that Buckeye Cellulose, a specialty pulp producer, was undervalued because the market didn't understand its business. The company makes specialty pulp that is used in such consumer applications as air filters and shampoo, rather than in paper products. The market is starting to treat the company as more of a specialty chemical company than a paper company by giving it a higher P/E. In addition, the company recently has completed a few acquisitions that should drive earnings and cash flow. Mead is another company that has driven earnings and cash flow by making some key acquisitions - helping to boost its share price during the period.
Q. WERE THERE ANY DISAPPOINTMENTS DURING THE PERIOD?
A. Mercer International, a maker of pulp and linerboard, was flat during the period. The company is working to upgrade its pulp facility in East Germany, but has had problems finalizing certain aspects of the deal. The uncertainty surrounding these assets held the company's stock back during the period.
Q. WHAT'S YOUR SHORT-TERM OUTLOOK FOR THE PAPER AND FOREST PRODUCTS
MARKET?
A. The direction of the market is difficult to predict since it is heavily tied to the growth of the economy. As long as the economy stays reasonably strong, it appears that operating rates will continue to improve and paper prices will continue to strengthen, which would help paper stocks. If the economy slows, however, the stocks could fall as a result of decreased demand.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


FUND FACTS
START DATE: June 30, 1986
FUND NUMBER: 506
TRADING SYMBOL: FSPFX
SIZE: as of August 31, 1997, more than
$29 million
MANAGER: Larry Rakers, since 1996; manager,
Fidelity Select Energy Portfolio, since January
1997; Fidelity Select American Gold Portfolio,
1995-February 1997; Fidelity Select Precious
Metals and Minerals Portfolio, 1996-February
1997; joined Fidelity in 1993
(checkmark)
PAPER AND FOREST PRODUCTS PORTFOLIO
INVESTMENTS AUGUST 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 90.7%
 SHARES VALUE (NOTE 1)
BASIC INDUSTRIES - 86.1%
METALS & MINING - 0.9%
English China Clay PLC  74,000 $ 279,407  29321792
PACKAGING & CONTAINERS - 1.3%
Gaylord Container Corp. Class A (a)  25,100  236,881  36814510
Sonoco Products Co.   5,000  162,813  83549510
  399,694
PAPER & FOREST PRODUCTS - 83.9%
Abitibi-Consolidated, Inc.   15,000  262,655  00392410
Alliance Forest Products, Inc.   25,000  591,785  01859J10
Alliance Forest Products, Inc. (c)  16,400  388,211  01859J93
American Pad & Paper Co. (a)  15,700  361,100  02881610
Assi Doman AB Free shares  3,000  90,718  04699G22
Boise Cascade Corp.   45,400  1,796,138  09738310
Bowater, Inc.   23,100  1,182,431  10218310
Buckeye Cellulose Corp. (a)  30,100  1,185,188  11815H10
Caraustar Industries, Inc.   5,000  179,688  14090910
Champion International Corp.   6,400  378,800  15852510
Chesapeake Corp.   69,300  2,382,188  16515910
Consolidated Papers, Inc.   7,700  449,006  20975910
Domtar, Inc.   39,400  326,500  25756110
Enso OY Class R  3,700  32,082  29399Q22
FiberMark, Inc. (a)  56,550  1,162,809  31564610
Fort James Corp.   77,462  3,253,404  34747110
Georgia-Pacific Corp.   16,700  1,523,875  37329810
International Paper Co.   19,400  1,023,350  46014610
Jefferson Smurfit Corp. (a)  10,000  194,375  47508710
Kimberly-Clark Corp.   21,760  1,032,240  49436810
Louisiana-Pacific Corp.   3,100  68,588  54634710
Mail-Well, Inc. (a)  27,900  779,454  56032120
Mead Corp.   19,200  1,362,000  58283410
Mercer International, Inc. (SBI) 63,600 659,850 58805610 Metsa-Serla Ltd. Class B 31,400 259,571 59299992
Stone Container Corp.   53,800  928,050  86158910
Svenska Cellulosa AB (SCA)
 Class B Ord.   27,000  596,121  86958730
Tembec, Inc. Class A (a)  52,500  491,803  87992010
Triangle Pacific Corp.   5,000  157,500  89591210
Union Camp Corp.   10,000  593,125  90553010
UPM-Kymmene Corp.   3,200  75,538  91599K22
Wausau Paper Mills Co.   4,337  94,872  94331710
Weyerhaeuser Co.   7,600  438,900  96216610
Willamette Industries, Inc.   12,000  957,000  96913310
  25,258,915
TOTAL BASIC INDUSTRIES   25,938,016
NONDURABLES - 2.7%
TOBACCO - 2.7%
Schweitzer-Mauduit International, Inc.   20,100  804,000  80854110
RETAIL & WHOLESALE - 1.9%
RETAIL & WHOLESALE, MISCELLANEOUS - 1.9%
Boise Cascade Office Products Corp.   5,000  105,313  09740310
IKON Office Solutions, Inc.   18,300  475,800  45171310
  581,113
TOTAL COMMON STOCKS
 (Cost $25,582,464)   27,323,129
CASH EQUIVALENTS - 9.3%
 SHARES VALUE (NOTE 1)
Taxable Central Cash Fund (b)
 (Cost $2,788,960)  2,788,960 $ 2,788,960  31635A10
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $28,371,424)  $ 30,112,089
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.65%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $388,211 or 1.3% of net assets.
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $23,492,203 and $17,821,081, respectively (see Note 3 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The com-missions paid to these affiliated firms were $4,428 for the period (see Note 4 of Notes to Financial Statements).
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States   86.6%
Canada   9.0
Sweden   2.3
Finland   1.2
Others (individually less than 1%)   0.9
TOTAL   100.0%
INCOME TAX INFORMATION
At August 31, 1997, the aggregate cost of investment securities for income tax purposes was $28,418,085. Net unrealized appreciation aggregated $1,694,004, of which $2,832,188 related to appreciated investment securities and $1,138,184 related to depreciated investment securities.
PAPER AND FOREST PRODUCTS PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31,
1997
(UNAUDITED)

ASSETS

INVESTMENT IN                     $ 30,112,089
SECURITIES, AT
VALUE
(COST
$28,371,424
) - SEE
ACCOMPANYIN
G SCHEDULE

RECEIVABLE FOR                     122,846
INVESTMENTS
SOLD

RECEIVABLE FOR                     126,708
FUND SHARES
SOLD

DIVIDENDS                          14,050
RECEIVABLE

INTEREST                           11,325
RECEIVABLE

REDEMPTION FEES                    76
RECEIVABLE

OTHER                              13,959
RECEIVABLES

 TOTAL ASSETS                      30,401,053

LIABILITIES

PAYABLE FOR           $ 259,150
INVESTMENTS
PURCHASED

PAYABLE FOR            368,647
FUND SHARES
REDEEMED

ACCRUED                14,525
MANAGEMENT
FEE

OTHER PAYABLES         43,609
AND
ACCRUED
EXPENSES

 TOTAL LIABILITIES                 685,931

NET ASSETS                        $ 29,715,122

NET ASSETS
CONSIST OF:

PAID IN CAPITAL                   $ 26,195,890

DISTRIBUTIONS IN                   (188,891)
EXCESS OF NET
INVESTMENT
INCOME

ACCUMULATED                        1,967,456
UNDISTRIBUTED
NET REALIZED
GAIN (LOSS) ON
INVESTMENTS
AND FOREIGN
CURRENCY
TRANSACTIONS

NET UNREALIZED                     1,740,667
APPRECIATION
(DEPRECIATION)
ON
INVESTMENTS
AND ASSETS
AND LIABILITIES
IN
FOREIGN
CURRENCIES

NET ASSETS, FOR                   $ 29,715,122
1,191,937
SHARES
OUTSTANDING

NET ASSET                          $24.93
VALUE AND
REDEMPTION
PRICE PER
SHARE
($29,715,12
2 (DIVIDED BY)
1,191,937
SHARES)

MAXIMUM                            $25.70
OFFERING PRICE
PER SHARE
(100/97.00
OF $24.93)

STATEMENT OF OPERATIONS
 SIX MONTHS
ENDED AUGUST
31, 1997
(UNAUDITED)

INVESTMENT                        $ 147,754
INCOME
DIVIDENDS

INTEREST                           56,067

 TOTAL INCOME                      203,821

EXPENSES

MANAGEMENT           $ 72,849
FEE

TRANSFER AGENT        123,324
FEES

ACCOUNTING FEES       30,310
AND EXPENSES

NON-INTERESTED        50
TRUSTEES'
COMPENSATION

CUSTODIAN FEES        11,512
AND EXPENSES

REGISTRATION FEES     13,660

AUDIT                 9,557

LEGAL                 114

MISCELLANEOUS         97

 TOTAL EXPENSES       261,473
BEFORE
REDUCTIONS

 EXPENSE              (3,497)      257,976
REDUCTIONS

NET INVESTMENT                     (54,155)
INCOME (LOSS)

REALIZED AND
UNREALIZED
GAIN (LOSS)
NET REALIZED
GAIN (LOSS) ON:

 INVESTMENT           2,090,997
SECURITIES

 FOREIGN              (646)        2,090,351
CURRENCY
TRANSACTIONS

CHANGE IN NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
ON:

 INVESTMENT           1,763,012
SECURITIES

 ASSETS AND           20           1,763,032
LIABILITIES IN
 FOREIGN
CURRENCIES

NET GAIN (LOSS)                    3,853,383

NET INCREASE                      $ 3,799,228
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                             $ 52,840
INFORMATION
SALES CHARGES
PAID TO FDC

 DEFERRED SALES                   $ 913
CHARGES
WITHHELD
 BY FDC

 EXCHANGE FEES                    $ 10,800
WITHHELD BY
FSC

 EXPENSE                          $ 3,445
REDUCTIONS
 DIRECTED
BROKERAGE
ARRANGEMENTS

  CUSTODIAN                        52
CREDITS

                                  $ 3,497

STATEMENT OF CHANGES IN NET ASSETS
INCREASE         SIX MONTHS ENDED   YEAR ENDED
(DECREASE) IN    AUGUST 31, 1997    FEBRUARY 28,
NET ASSETS       (UNAUDITED)        1997

OPERATIONS          $ (54,155)      $ 12,943
NET
INVESTMENT
INCOME (LOSS)

 NET REALIZED        2,090,351       1,735,212
GAIN (LOSS)

 CHANGE IN NET       1,763,032       336,313
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE        3,799,228       2,084,468
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

DISTRIBUTIONS TO     -               (29,671)
SHAREHOLDERS
FROM NET
INVESTMENT
INCOME

 IN EXCESS OF        (31,544)        (84,325)
NET INVESTMENT
INCOME

 FROM NET            (402,189)       (2,413,337)
REALIZED GAIN

 TOTAL               (433,733)       (2,527,333)
DISTRIBUTIONS

SHARE                36,705,390      84,816,161
TRANSACTIONS
NET PROCEEDS
FROM SALES OF
SHARES

 REINVESTMENT        414,828         2,489,372
OF
DISTRIBUTIONS

 COST OF SHARES      (30,334,477)    (94,819,778)
REDEEMED

 REDEMPTION          80,372          170,585
FEES

 NET INCREASE        6,866,113       (7,343,660)
(DECREASE)
IN NET
ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL              10,231,608      (7,786,525)
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 BEGINNING OF        19,483,514      27,270,039
PERIOD

 END OF PERIOD      $ 29,715,122    $ 19,483,514
(INCLUDING
DISTRIBUTIONS
IN EXCESS OF
NET
INVESTMENT
INCOME OF
$(188,891)
AND
$(45,703),
RESPECTIVELY)

OTHER
INFORMATION
SHARES

 SOLD                1,565,370       3,914,858

 ISSUED IN           21,057          118,411
REINVESTMENT
OF
DISTRIBUTIONS

 REDEEMED            (1,295,226)     (4,444,689)

 NET INCREASE        291,201         (411,420)
(DECREASE)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

             SIX MONTHS ENDED   YEAR ENDED     YEAR ENDED     YEARS ENDED           TEN MONTHS ENDED
             AUGUST 31, 1997    FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,          FEBRUARY 28,

SELECTED     (UNAUDITED)        1997           1996           1995           1994   1993
PER-SHARE
DATA



NET ASSET VALUE,     $ 21.63       $ 20.78    $ 21.14    $ 19.61    $ 16.08    $ 15.37
BEGINNING OF
PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET                  (.05)         .01        .08        .01        (.01)      .06
INVESTMENT
INCOME (LOSS) D

 NET REALIZED         3.82          2.08       1.83       2.53       3.38       .65
AND
UNREALIZED
GAIN

 TOTAL FROM           3.77          2.09       1.91       2.54       3.37       .71
INVESTMENT
OPERATIONS

LESS
DISTRIBUTIONS

 FROM NET             -             (.03)      (.08)      -          (.01)      (.09)
INVESTMENT
INCOME

 IN EXCESS OF         (.04)         (.07)      -          -          -          -
NET INVESTMENT
INCOME

 FROM NET             (.51)         (1.25)     (2.27)     (1.17)     -          -
REALIZED GAIN

 TOTAL                (.55)         (1.35)     (2.35)     (1.17)     (.01)      (.09)
DISTRIBUTIONS

REDEMPTION FEES       .08           .11        .08        .16        .17        .09
ADDED TO PAID
IN CAPITAL

NET ASSET VALUE,     $ 24.93       $ 21.63    $ 20.78    $ 21.14    $ 19.61    $ 16.08
END OF PERIOD

TOTAL RETURN B, C     18.47%        10.87%     9.18%      14.91%     22.03%     5.25%

RATIOS AND
SUPPLEMENTAL
DATA

NET ASSETS, END      $ 29,715      $ 19,484   $ 27,270   $ 94,219   $ 66,908   $ 25,098
OF PERIOD
(000 OMITTED)

RATIO OF              2.13% A       2.19%      1.91%      1.88%      2.08%      2.21% A
EXPENSES TO
AVERAGE NET
ASSETS

RATIO OF              2.10% A, E    2.16% E    1.90% E    1.87% E    2.07% E    2.21% A
EXPENSES TO
AVERAGE NET
ASSETS AFTER
EXPENSE
REDUCTIONS

RATIO OF NET          (.44)% A      .04%       .34%       .05%       (.08)%     .49% A
INVESTMENT
INCOME (LOSS)
TO AVERAGE NET
ASSETS

PORTFOLIO             160% A        180%       78%        209%       176%       222% A
TURNOVER RATE

AVERAGE              $ .0299       $ .0306
COMMISSION
RATE F


A ANNUALIZED B
 THE TOTAL RETURNS
WOULD HAVE BEEN
LOWER HAD CERTAIN
EXPENSES NOT
BEEN REDUCED
DURING THE PERIODS
SHOWN (SEE NOTE
8 OF NOTES TO
FINANCIAL
STATEMENTS). C
 TOTAL RETURNS DO
NOT INCLUDE THE
ONE TIME SALES
CHARGE AND FOR
PERIODS OF LESS
THAN ONE YEAR ARE
NOT
ANNUALIZED. D
NET INVESTMENT
INCOME (LOSS) PER
SHARE HAS BEEN
CALCULATED BASED
ON AVERAGE SHARES
OUTSTANDING
DURING THE
PERIOD. E FMR
OR THE FUND HAS
ENTERED INTO
VARYING
ARRANGEMENTS
WITH THIRD PARTIES
WHO EITHER PAID OR
REDUCED A PORTION
OF THE FUND'S
EXPENSES (SEE
NOTE 8 OF NOTES
TO FINANCIAL
STATEMENTS). F
 FOR FISCAL YEARS
BEGINNING ON OR
AFTER SEPTEMBER
1, 1995, A FUND
IS REQUIRED TO
DISCLOSE ITS
AVERAGE
COMMISSION RATE
PER SHARE FOR
SECURITY TRADES ON
WHICH
COMMISSIONS ARE
CHARGED.  THIS
AMOUNT MAY VARY
FROM PERIOD TO
PERIOD AND FUND TO
FUND DEPENDING
ON THE MIX OF
TRADES EXECUTED IN
VARIOUS MARKETS
WHERE TRADING
PRACTICES AND
COMMISSION RATE
STRUCTURES MAY
DIFFER.

TRANSPORTATION PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value), but does not include certain fees paid by shareholders upon exchange or redemption. If Fidelity had not reimbursed certain fund expenses, the past one year, past five years and past 10 years total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED             PAST 6   PAST 1   PAST 5    PAST 10
AUGUST 31, 1997           MONTHS   YEAR     YEARS     YEARS

TRANSPORTATION            25.00%   32.43%   155.55%   273.43%

TRANSPORTATION            21.25%   28.45%   147.89%   262.23%
(INCL. 3% SALES CHARGE)

S&P 500                   14.78%   40.65%   146.47%   266.19%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one, five or 10 years. You can compare the fund's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvestment of dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED             PAST 1   PAST 5   PAST 10
AUGUST 31, 1997           YEAR     YEARS    YEARS

TRANSPORTATION            32.43%   20.64%   14.08%

TRANSPORTATION            28.45%   19.91%   13.74%
(INCL. 3% SALES CHARGE)

S&P 500                   40.65%   19.77%   13.86%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19970831 19970916 122520 S00000000000001
             Transportation              S&P 500
             00512                       SP001
  1987/08/31       9700.00                    10000.00
  1987/09/30       9172.01                     9781.00
  1987/10/31       6215.24                     7674.17
  1987/11/30       5853.19                     7041.82
  1987/12/31       6442.07                     7577.70
  1988/01/31       6764.17                     7896.72
  1988/02/29       7324.02                     8264.71
  1988/03/31       7546.42                     8009.33
  1988/04/30       7569.43                     8098.24
  1988/05/31       7523.42                     8168.69
  1988/06/30       8290.33                     8543.63
  1988/07/31       8182.96                     8511.17
  1988/08/31       7799.50                     8221.79
  1988/09/30       8313.34                     8572.04
  1988/10/31       8581.76                     8810.34
  1988/11/30       8658.45                     8684.35
  1988/12/31       8919.20                     8836.33
  1989/01/31       9686.11                     9483.15
  1989/02/28       9785.81                     9247.02
  1989/03/31      10084.90                     9462.47
  1989/04/30      10422.35                     9953.57
  1989/05/31      10867.16                    10356.69
  1989/06/30      10800.16                    10297.66
  1989/07/31      11454.72                    11227.54
  1989/08/31      12199.27                    11447.60
  1989/09/30      11962.00                    11400.66
  1989/10/31      11201.08                    11136.17
  1989/11/30      11299.26                    11363.35
  1989/12/31      11460.12                    11636.07
  1990/01/31      10740.44                    10855.29
  1990/02/28      11241.48                    10995.32
  1990/03/31      11578.54                    11286.70
  1990/04/30      11141.27                    11004.53
  1990/05/31      11551.21                    12077.47
  1990/06/30      11424.06                    11995.34
  1990/07/31      11386.10                    11956.96
  1990/08/31       9716.14                    10876.05
  1990/09/30       8463.67                    10346.39
  1990/10/31       8330.83                    10301.90
  1990/11/30       8672.41                    10967.40
  1990/12/31       8985.53                    11273.39
  1991/01/31       9754.09                    11764.91
  1991/02/28      10702.94                    12606.10
  1991/03/31      10712.42                    12911.17
  1991/04/30      10683.96                    12942.15
  1991/05/31      11528.43                    13501.25
  1991/06/30      11432.71                    12882.90
  1991/07/31      12127.62                    13483.24
  1991/08/31      12346.56                    13802.79
  1991/09/30      12118.10                    13572.29
  1991/10/31      13012.92                    13754.15
  1991/11/30      12203.77                    13199.86
  1991/12/31      13850.62                    14709.93
  1992/01/31      13974.37                    14436.32
  1992/02/29      14726.40                    14623.99
  1992/03/31      14374.18                    14338.83
  1992/04/30      14745.43                    14760.39
  1992/05/31      15050.05                    14832.71
  1992/06/30      14402.74                    14611.71
  1992/07/31      14612.16                    15209.33
  1992/08/31      14174.27                    14897.53
  1992/09/30      14735.91                    15073.32
  1992/10/31      15364.19                    15126.08
  1992/11/30      16477.95                    15641.88
  1992/12/31      17146.02                    15834.28
  1993/01/31      17913.90                    15967.28
  1993/02/28      18156.90                    16184.44
  1993/03/31      19371.89                    16525.93
  1993/04/30      19323.60                    16126.00
  1993/05/31      20045.43                    16558.18
  1993/06/30      20103.96                    16606.20
  1993/07/31      20103.96                    16539.77
  1993/08/31      20474.63                    17166.63
  1993/09/30      20523.40                    17034.45
  1993/10/31      20952.60                    17387.06
  1993/11/30      21069.65                    17221.88
  1993/12/31      22172.58                    17430.27
  1994/01/31      23144.50                    18022.90
  1994/02/28      23144.50                    17534.48
  1994/03/31      22525.03                    16769.97
  1994/04/30      22945.96                    16984.63
  1994/05/31      22577.09                    17263.18
  1994/06/30      22555.39                    16840.23
  1994/07/31      23314.83                    17392.59
  1994/08/31      24009.17                    18105.69
  1994/09/30      23369.07                    17662.10
  1994/10/31      23716.25                    18059.49
  1994/11/30      22295.01                    17401.77
  1994/12/31      23029.86                    17659.84
  1995/01/31      22874.65                    18117.75
  1995/02/28      24510.26                    18823.80
  1995/03/31      24832.61                    19379.29
  1995/04/30      25202.71                    19950.01
  1995/05/31      24450.57                    20747.42
  1995/06/30      24187.92                    21229.38
  1995/07/31      26265.26                    21933.35
  1995/08/31      26241.38                    21988.40
  1995/09/30      26002.61                    22916.31
  1995/10/31      25680.26                    22834.50
  1995/11/30      26563.73                    23836.93
  1995/12/31      26523.07                    24296.03
  1996/01/31      26927.23                    25123.07
  1996/02/29      27685.04                    25355.96
  1996/03/31      28354.43                    25600.14
  1996/04/30      29283.29                    25977.48
  1996/05/31      29321.39                    26647.44
  1996/06/30      29461.07                    26748.97
  1996/07/31      27327.69                    25567.20
  1996/08/31      27353.08                    26106.41
  1996/09/30      27480.07                    27575.68
  1996/10/31      27264.19                    28336.22
  1996/11/30      29194.40                    30478.15
  1996/12/31      29043.70                    29874.38
  1997/01/31      29252.27                    31740.93
  1997/02/28      28978.52                    31989.78
  1997/03/31      29864.95                    30675.32
  1997/04/30      31409.75                    32506.64
  1997/05/31      33544.40                    34485.64
  1997/06/30      34552.05                    36030.60
  1997/07/31      36965.13                    38897.55
  1997/08/29      36222.64                    36618.51
IMATRL PRASUN   SHR__CHT 19970831 19970916 122524 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Select Transportation Portfolio on August 31, 1987, and the current maximum 3% sales charge was paid. As the chart shows, by August 31, 1997, the value of the investment would have grown to $36,223 - a 262.23% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $36,619 - a 266.19% increase. INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1997
                                               % OF FUND'S
                                               INVESTMENTS

AIRBORNE FREIGHT CORP.                         6.1

EATON CORP.                                    5.4

NORFOLK SOUTHERN CORP.                         5.3

CSX CORP.                                      5.1

UNION PACIFIC CORP.                            4.9

CNF TRANSPORTATION, INC.                       4.3

UAL CORP.                                      4.1

AIR EXPRESS INTERNATIONAL CORP.                4.1

EXPEDITORS INTERNATIONAL OF WASHINGTON, INC.   3.9

AMR CORP.                                      3.7

TOP INDUSTRIES AS OF AUGUST 31, 1997
ROW: 1, COL: 1, VALUE: 32.5
ROW: 1, COL: 2, VALUE: 8.800000000000001
ROW: 1, COL: 3, VALUE: 10.6
ROW: 1, COL: 4, VALUE: 13.3
ROW: 1, COL: 5, VALUE: 15.1
ROW: 1, COL: 6, VALUE: 19.7
AIR TRANSPORT, MAJOR
NATIONAL 19.7%
RAILROADS 15.1%
AIR COURIER SERVICES 13.3%
AUTO & TRUCK PARTS 10.6%
FREIGHT FORWARDING 8.8%
ALL OTHERS 32.5%
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
TRANSPORTATION PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



Jean-Marc Berteaux,
Portfolio Manager
of Fidelity Select
Transportation Portfolio
Q. HOW DID THE FUND PERFORM, JEAN-MARC?
A. For the six months that ended August 31, 1997, the fund returned 25.00%, compared to the 14.78% return of the Standard & Poor's 500 Index. For the 12-month period that ended August 31, 1997, the fund generated a return of 32.43%, while the S&P 500 returned 40.65%.
Q. WHAT FACTORS HELPED THE FUND OUTPERFORM THE S&P 500 INDEX DURING THE LATEST SIX-MONTH PERIOD?
A. My stock selection strategy worked well for the fund. I invested in companies that I believed would benefit from consolidation in the industry and improving business fundamentals, as well as stocks that I felt were undervalued relative to their peers and their earnings potential. The overall economic climate also bolstered the fund's performance. Transportation companies thrive in a solid, moderate-growth environment because they can improve earnings by quietly raising prices and eliminating excess capacity.
Q. ABOUT 33% OF THE PORTFOLIO WAS INVESTED IN TRUCKING AND FREIGHT STOCKS AT THE END OF THE PERIOD. WHAT DID YOU FIND ATTRACTIVE ABOUT THESE COMPANIES?
A. I never make investments in an entire sector, but rather I invest on a stock-by-stock basis. I liked the business fundamentals of many companies in these two areas of the transportation industry. As an example, about 6% of the fund was invested in Airborne Freight at the end of the period. I felt that the market dramatically underestimated Airborne's earnings power, so I made that stock the fund's largest holding. That investment turned out to be a significant contributor to the fund's performance during the period because the company reported higher-than-expected earnings and the market rewarded the stock with a higher valuation.
Q. YOU MENTIONED CONSOLIDATION TRENDS EARLIER. WAS THIS HAPPENING IN ALL AREAS OF THE TRANSPORTATION INDUSTRY?
A. Mergers have been very evident in trucking and freight-forwarding. It's an especially interesting story among freight-forwarding companies - pure service companies that organize shipping for other companies - because technology is forcing the issue. There is a huge gap between the companies that have good internal software and information technology (IT) systems, and the smaller companies that can't afford to keep pace with the technological advancements. Therefore, we're seeing the bigger companies snapping up the little companies at a rapid pace. Consolidation also was evident in railroads and shipping companies. The only place we didn't see a lot of merger activity was in the airline sector.
Q. DID THE UPS STRIKE LATE IN THE PERIOD AFFECT YOUR INVESTMENT STRATEGY IN ANY WAY?
A. Not really. I saw it as a short-term blip and I invest for long-term returns, so I thought it would be foolhardy to change my strategy to try and benefit from a two-week strike. By happenstance, several companies in the fund's portfolio - such as Airborne Freight, Federal Express and CNF Transportation - reaped short-term benefits from the strike.
Q. WERE THERE ANY DISAPPOINTMENTS DURING THE PERIOD?
A. Most of the airlines appreciated significantly through the early part of 1997. The fund reduced many of these positions to take advantage of these gains before hitting the airlines' traditionally slow summer months. However, the fund had a fairly significant position in America West during the period and that stock was flat. I sold the fund's shares in America West by the end of the period.
Q. WHAT'S YOUR OUTLOOK FOR THE TRANSPORTATION MARKET IN THE NEAR TERM?
A. If this period of solid, contained economic growth continues, the transportation industry should continue to thrive. If the economy grows too quickly, transportation companies tend to order too much capacity, and if the economy then slows, they are left with excess capacity and high fixed costs. Overall, I think we'll see more consolidation in the industry and transportation companies will continue to improve their business fundamentals.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


FUND FACTS
START DATE: September 29, 1986
FUND NUMBER: 512
TRADING SYMBOL: FSRFX
SIZE: as of August 31, 1997, more than
$54 million
MANAGER: Jean-Marc Berteaux, since January
1997; equity analyst, European paper and European diversified industrial industries, since
1994; joined Fidelity in 1994
(checkmark)
TRANSPORTATION PORTFOLIO
INVESTMENTS AUGUST 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 93.5%
 SHARES VALUE (NOTE 1)
AIR TRANSPORTATION - 19.7%
AIR TRANSPORT, MAJOR NATIONAL - 19.7%
AMR Corp. (a)  20,500 $ 2,065,375  00176510
Alaska Air Group, Inc. (a)  60,100  1,648,994  01165910
Atlas Air, Inc. (a)  18,500  513,375  04916410
Continental Airlines, Inc. Class B (a)  31,000  1,135,375  21079530
Delta Air Lines, Inc.   20,000  1,730,000  24736110
Kitty Hawk, Inc.   30,000  596,250  49832610
KLM Royal Dutch Airlines NV (NY Reg.) 10,000 327,500 48251610 Northwest Airlines Corp. Class A (a) 20,100 734,906 66728010
UAL Corp. (a)  30,000  2,285,625  90254950
  11,037,400
AUTOS, TIRES, & ACCESSORIES - 13.9%
AUTO & TRUCK PARTS - 10.6%
Cummins Engine Co., Inc.   20,800  1,600,300  23102110
Eaton Corp.   33,400  3,008,088  27805810
Modine Manufacturing Co.   14,800  453,250  60782810
Wabash National Corp.   30,000  881,250  92956610
  5,942,888
MOTOR VEHICLES & CAR BODIES - 3.3%
Navistar International Corp. (a)  37,300  925,506  63934E10
PACCAR, Inc.   20,000  947,500  69371810
  1,873,006
TOTAL AUTOS, TIRES, & ACCESSORIES   7,815,894
COMPUTER SERVICES & SOFTWARE - 0.3%
CAD/CAM/CAE - 0.3%
Sabre Group Holdings, Inc. Class A (a) 5,300 162,975 78590510 HOLDING COMPANIES - 6.1%
HOLDING COMPANY OFFICES, NEC - 6.1%
Lagardere S.C.A. (Reg.)  17,334  462,821  50699S22
Norfolk Southern Corp.   30,000  2,940,000  65584410
  3,402,821
INDUSTRIAL MACHINERY & EQUIPMENT - 0.4%
ENGINES & TURBINES - 0.4%
Detroit Diesel Corp. (a)  10,000  216,875  25083710
LEASING & RENTAL - 2.2%
EQUIPMENT RENTAL & LEASING, NEC- 2.2%
Ryder Systems, Inc.   35,000  1,249,063  78354910
RAILROADS - 15.1%
CSX Corp.   50,000  2,859,375  12640810
Canadian Pacific Ltd.   20,000  583,679  13592310
Canadian National Railway Co.   26,500  1,310,917  13637510
Union Pacific Corp.   42,000  2,727,375  90781810
Wisconsin Central Transportation Corp. (a)  30,800  954,800  97659210
  8,436,146
SERVICES - 0.9%
DETECTIVE, GUARD & ARMORED CAR - 0.9%
Pittston Co. (Burlington Group)  20,000  480,000  72570188
SHIPPING - 2.0%
DEEP SEA TRANSPORT - 0.3%
Teekay Shipping Corp.   5,000  164,688  88099J22

 SHARES VALUE (NOTE 1)
SHIPPING - 1.7%
ICB Shipping Class B  20,000 $ 253,049  44999B92
Knightsbridge Tankers Ltd.   26,000  679,250  49999N22
  932,299
TOTAL SHIPPING   1,096,987
TRUCKING & FREIGHT - 32.9%
AIR COURIER SERVICES - 13.3%
Airborne Freight Corp.   69,300  3,413,025  00926610
CNF Transportation, Inc.   66,000  2,384,250  12612W10
Federal Express Corp.   25,000  1,660,938  31330910
  7,458,213
FREIGHT FORWARDING - 8.8%
Air Express International Corp.   75,000  2,278,125  00910410
Circle International Group, Inc.   18,300  459,784  17257410
Expeditors International of
 Washington, Inc.   60,000  2,197,500  30213010
  4,935,409
TRUCKING, LOCAL & LONG DISTANCE - 4.5%
Knight Transportation, Inc. (a)  20,000  510,000  49906410
Roadway Express, Inc.   10,000  230,000  76974210
Swift Transportation Co., Inc. (a)  33,800  988,650  87075610
Werner Enterprises, Inc.   25,000  546,875  95075510
XTRA Corp.   5,000  234,688  98413810
  2,510,213
TRUCKING, LONG DISTANCE - 6.3%
Consolidated Freightways Corp. (a)  23,500  367,188  20923210
Professional Transportation Group, Inc.   30,000  105,000  74296310
Simon Transportation Services, Inc.
 Class A (a)  18,100  404,988  82881310
Trimac Ltd.   50,000  376,509  89620810
US Xpress Enterprises, Inc. (a)  28,500  546,844  90338N10
USFreightways Corp.   36,600  1,098,000  91690610
Yellow Corp. (a)  20,000  627,500  98550910
  3,526,029
TOTAL TRUCKING & FREIGHT   18,429,864
TOTAL COMMON STOCKS
 (Cost $46,888,789)   52,328,025
CASH EQUIVALENTS - 6.5%
Taxable Central Cash Fund (b)
 (Cost $3,653,263)  3,653,263  3,653,263  31635A10
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $50,542,052) $ 55,981,288
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.65%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage. OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $97,167,715 and $64,952,422, respectively (see Note 3 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $8,071 for the period (see Note 4 of Notes to Financial Statements).
The fund participated in the securities lending program. At the period end, the value of securities loaned and the value of collateral amounted to $1,648,964 and $1,682,800, respectively (see Note 6 of Notes to Financial Statements).
INCOME TAX INFORMATION
At August 31, 1997, the aggregate cost of investment securities for income tax purposes was $50,574,044. Net unrealized appreciation aggregated $5,407,244, of which $6,285,608 related to appreciated investment securities and $878,364 related to depreciated investment securities.
TRANSPORTATION PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31,
1997
(UNAUDITED)

ASSETS

INVESTMENT IN                      $ 55,981,288
SECURITIES, AT
VALUE
(COST
$50,542,052
) - SEE
ACCOMPANYIN
G SCHEDULE

CASH                                758,800

RECEIVABLE FOR                      48,142
FUND SHARES
SOLD

DIVIDENDS                           59,407
RECEIVABLE

INTEREST                            19,581
RECEIVABLE

REDEMPTION FEES                     212
RECEIVABLE

OTHER                               6,675
RECEIVABLES

 TOTAL ASSETS                       56,874,105

LIABILITIES

PAYABLE FOR           $ 175,463
INVESTMENTS
PURCHASED

PAYABLE FOR            539,583
FUND SHARES
REDEEMED

ACCRUED                27,994
MANAGEMENT
FEE

OTHER PAYABLES         64,781
AND
ACCRUED
EXPENSES

COLLATERAL ON          1,682,800
SECURITIES
LOANED,
AT VALUE

 TOTAL LIABILITIES                  2,490,621

NET ASSETS                         $ 54,383,484

NET ASSETS
CONSIST OF:

PAID IN CAPITAL                    $ 42,451,333

ACCUMULATED                         (38,485)
NET INVESTMENT
(LOSS)

ACCUMULATED                         6,531,554
UNDISTRIBUTED
NET REALIZED
GAIN (LOSS) ON
INVESTMENTS
AND FOREIGN
CURRENCY
TRANSACTIONS

NET UNREALIZED                      5,439,082
APPRECIATION
(DEPRECIATION)
ON
INVESTMENTS
AND ASSETS
AND LIABILITIES
IN
FOREIGN
CURRENCIES

NET ASSETS, FOR                    $ 54,383,484
1,990,448
SHARES
OUTSTANDING

NET ASSET                           $27.32
VALUE AND
REDEMPTION
PRICE PER
SHARE
($54,383,48
4 (DIVIDED BY)
1,990,448
SHARES)

MAXIMUM                             $28.16
OFFERING PRICE
PER SHARE
(100/97.00
OF $27.32)

STATEMENT OF OPERATIONS
 SIX MONTHS
ENDED AUGUST
31, 1997
(UNAUDITED)

INVESTMENT                        $ 248,102
INCOME
DIVIDENDS

INTEREST                           131,649
(INCLUDING
INCOME ON
SECURITIES
LOANED OF
$16,944)

 TOTAL INCOME                      379,751

EXPENSES

MANAGEMENT           $ 155,974
FEE

TRANSFER AGENT        185,756
FEES

ACCOUNTING AND        34,676
SECURITY
LENDING FEES

NON-INTERESTED        91
TRUSTEES'
COMPENSATION

CUSTODIAN FEES        10,515
AND EXPENSES

REGISTRATION FEES     31,766

AUDIT                 9,417

LEGAL                 91

MISCELLANEOUS         277

 TOTAL EXPENSES       428,563
BEFORE
REDUCTIONS

 EXPENSE              (10,327)     418,236
REDUCTIONS

NET INVESTMENT                     (38,485)
INCOME (LOSS)

REALIZED AND                       6,591,469
UNREALIZED
GAIN (LOSS)
NET REALIZED
GAIN (LOSS) ON
INVESTMENT
SECURITIES

CHANGE IN NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
ON:

 INVESTMENT           5,192,338
SECURITIES

 ASSETS AND           (154)        5,192,184
LIABILITIES IN
 FOREIGN
CURRENCIES

NET GAIN (LOSS)                    11,783,653

NET INCREASE                      $ 11,745,168
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                             $ 73,151
INFORMATION
SALES CHARGES
PAID TO FDC

 DEFERRED SALES                   $ 374
CHARGES
WITHHELD
 BY FDC

 EXCHANGE FEES                    $ 15,038
WITHHELD BY
FSC

 EXPENSE                          $ 9,368
REDUCTIONS
 DIRECTED
BROKERAGE
ARRANGEMENTS

  CUSTODIAN                        959
CREDITS

                                  $ 10,327

STATEMENT OF CHANGES IN NET ASSETS
INCREASE         SIX MONTHS ENDED   YEAR ENDED
(DECREASE) IN    AUGUST 31, 1997    FEBRUARY 28,
NET ASSETS       (UNAUDITED)        1997

OPERATIONS          $ (38,485)      $ (72,506)
NET
INVESTMENT
INCOME (LOSS)

 NET REALIZED        6,591,469       966,188
GAIN (LOSS)

 CHANGE IN NET       5,192,184       (640,423)
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE        11,745,168      253,259
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

DISTRIBUTIONS TO     (186,230)       (369,344)
SHAREHOLDERS
FROM NET
REALIZED GAINS

SHARE                107,021,358     27,406,552
TRANSACTIONS
NET PROCEEDS
FROM SALES OF
SHARES

 REINVESTMENT        183,741         362,964
OF
DISTRIBUTIONS

 COST OF SHARES      (73,352,524)    (30,259,063)
REDEEMED

 REDEMPTION          81,596          50,774
FEES

 NET INCREASE        33,934,171      (2,438,773)
(DECREASE)
IN NET
ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL              45,493,109      (2,554,858)
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 BEGINNING OF        8,890,375       11,445,233
PERIOD

 END OF PERIOD      $ 54,383,484    $ 8,890,375
(INCLUDING
ACCUMULATED
NET INVESTMENT
LOSS OF
$38,485 AND
$0,
RESPECTIVELY)

OTHER
INFORMATION
SHARES

 SOLD                4,431,956       1,216,922

 ISSUED IN           8,055           16,356
REINVESTMENT
OF
DISTRIBUTIONS

 REDEEMED            (2,849,524)     (1,355,455)

 NET INCREASE        1,590,487       (122,177)
(DECREASE)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

             SIX MONTHS ENDED   YEAR ENDED     YEAR ENDED     YEARS ENDED FEBRUARY 28,          TEN MONTHS ENDED
             AUGUST 31, 1997    FEBRUARY 28,   FEBRUARY 29,                                     FEBRUARY 28,

SELECTED     (UNAUDITED)        1997           1996           1995                       1994   1993
PER-SHARE
DATA



NET ASSET VALUE,     $ 22.23       $ 21.92    $ 20.53    $ 21.67    $ 18.68    $ 15.49
BEGINNING OF
PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET                  (.02)         (.13)      (.09) F    (.17)      (.20)      (.07)
INVESTMENT
INCOME (LOSS) D

 NET REALIZED         5.46          1.06       2.60       1.17       5.07       3.55
AND
UNREALIZED
GAIN (LOSS)

 TOTAL FROM           5.44          .93        2.51       1.00       4.87       3.48
INVESTMENT
OPERATIONS

LESS                  (.39)         (.71)      (1.22)     (2.19)     (1.96)     (.36)
DISTRIBUTIONS
FROM NET
REALIZED GAIN

REDEMPTION FEES       .04           .09        .10        .05        .08        .07
ADDED TO PAID
IN CAPITAL

NET ASSET VALUE,     $ 27.32       $ 22.23    $ 21.92    $ 20.53    $ 21.67    $ 18.68
END OF PERIOD

TOTAL RETURN B, C     25.00%        4.67%      12.95%     5.90%      27.47%     23.14%

RATIOS AND
SUPPLEMENTAL
DATA

NET ASSETS, END      $ 54,383      $ 8,890    $ 11,445   $ 12,704   $ 13,077   $ 10,780
OF PERIOD
(000 OMITTED)

RATIO OF              1.62% A       2.50% G    2.47% G    2.37%      2.40%      2.48% A, G
EXPENSES TO
AVERAGE NET
ASSETS

RATIO OF              1.58% A, E    2.48% E    2.44% E    2.36% E    2.39% E    2.48% A
EXPENSES TO
AVERAGE NET
ASSETS AFTER
EXPENSE
REDUCTIONS

RATIO OF NET          (.15)% A      (.58)%     (.43)%     (.83)%     (.96)%     (.53)% A
INVESTMENT
INCOME (LOSS)
TO AVERAGE NET
ASSETS

PORTFOLIO             280% A        148%       175%       178%       115%       116% A
TURNOVER RATE

AVERAGE              $ .0314       $ .0313
COMMISSION
RATE H


A ANNUALIZED B
 THE TOTAL RETURNS
WOULD HAVE BEEN
LOWER HAD CERTAIN
EXPENSES NOT
BEEN REDUCED
DURING THE PERIODS
SHOWN (SEE NOTE
8 OF NOTES TO
FINANCIAL
STATEMENTS). C
 TOTAL RETURNS DO
NOT INCLUDE THE
ONE TIME SALES
CHARGE AND FOR
PERIODS OF LESS
THAN ONE YEAR ARE
NOT
ANNUALIZED. D
NET INVESTMENT
INCOME (LOSS) PER
SHARE HAS BEEN
CALCULATED BASED
ON AVERAGE SHARES
OUTSTANDING
DURING THE
PERIOD. E FMR
OR THE FUND HAS
ENTERED INTO
VARYING
ARRANGEMENTS
WITH THIRD PARTIES
WHO EITHER PAID OR
REDUCED A PORTION
OF THE FUND'S
EXPENSES (SEE
NOTE 8 OF NOTES
TO FINANCIAL
STATEMENTS). F
 INVESTMENT
INCOME PER SHARE
REFLECTS A SPECIAL
DIVIDEND WHICH
AMOUNTED TO
$.05 PER
SHARE. G DURING
THE PERIOD, FMR
AGREED TO
REIMBURSE A
PORTION OF THE
FUND'S EXPENSES,
OR EXPENSES WERE
LIMITED IN
ACCORDANCE WITH A
STATE EXPENSE
LIMITATION.
WITHOUT THIS
REIMBURSEMENT,
THE FUND'S
EXPENSE RATIO
WOULD HAVE BEEN
HIGHER. H FOR
FISCAL YEARS
BEGINNING ON OR
AFTER SEPTEMBER
1, 1995, A FUND
IS REQUIRED TO
DISCLOSE ITS
AVERAGE
COMMISSION RATE
PER SHARE FOR
SECURITY TRADES ON
WHICH
COMMISSIONS ARE
CHARGED. THIS
AMOUNT MAY VARY
FROM PERIOD TO
PERIOD AND FUND TO
FUND DEPENDING
ON THE MIX OF
TRADES EXECUTED IN
VARIOUS MARKETS
WHERE TRADING
PRACTICES AND
COMMISSION RATE
STRUCTURES MAY
DIFFER.

BROKERAGE AND INVESTMENT MANAGEMENT PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value), but does not include certain fees paid by shareholders upon exchange or redemption. If Fidelity had not reimbursed certain fund expenses, the past five year and past 10 year total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED               PAST 6   PAST 1   PAST 5    PAST 10
AUGUST 31, 1997             MONTHS   YEAR     YEARS     YEARS

BROKERAGE AND INVESTMENT    21.84%   66.60%   235.95%   272.46%
MANAGEMENT

BROKERAGE AND INVESTMENT    18.19%   61.60%   225.88%   261.28%
MANAGEMENT
(INCL. 3% SALES CHARGE)

S&P 500                     14.78%   40.65%   146.47%   266.19%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one, five or 10 years. You can compare the fund's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvestment of dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                         PAST 1   PAST 5   PAST 10
AUGUST 31, 1997                       YEAR     YEARS    YEARS

BROKERAGE AND INVESTMENT MANAGEMENT   66.60%   27.43%   14.05%

BROKERAGE AND INVESTMENT              61.60%   26.65%   13.71%
MANAGEMENT (INCL. 3% SALES CHARGE)

S&P 500                               40.65%   19.77%   13.86%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19970831 19970909 114602 S00000000000001
             Brokerage/Invt. Mgt         S&P 500
             00068                       SP001
  1987/08/31       9700.00                    10000.00
  1987/09/30       9368.89                     9781.00
  1987/10/31       5922.34                     7674.17
  1987/11/30       5478.36                     7041.82
  1987/12/31       5759.66                     7577.70
  1988/01/31       6172.34                     7896.72
  1988/02/29       6468.40                     8264.71
  1988/03/31       6297.94                     8009.33
  1988/04/30       6405.60                     8098.24
  1988/05/31       6163.37                     8168.69
  1988/06/30       6818.33                     8543.63
  1988/07/31       6764.43                     8511.17
  1988/08/31       6719.52                     8221.79
  1988/09/30       6890.20                     8572.04
  1988/10/31       6917.15                     8810.34
  1988/11/30       6764.43                     8684.35
  1988/12/31       6827.99                     8836.33
  1989/01/31       7717.81                     9483.15
  1989/02/28       7536.21                     9247.02
  1989/03/31       7545.29                     9462.47
  1989/04/30       7617.93                     9953.57
  1989/05/31       8117.32                    10356.69
  1989/06/30       7889.10                    10297.66
  1989/07/31       8838.71                    11227.54
  1989/08/31       9057.85                    11447.60
  1989/09/30       8774.79                    11400.66
  1989/10/31       8062.58                    11136.17
  1989/11/30       7980.41                    11363.35
  1989/12/31       7787.95                    11636.07
  1990/01/31       7445.72                    10855.29
  1990/02/28       7695.45                    10995.32
  1990/03/31       7908.19                    11286.70
  1990/04/30       7371.73                    11004.53
  1990/05/31       8074.68                    12077.47
  1990/06/30       8065.20                    11995.34
  1990/07/31       7778.15                    11956.96
  1990/08/31       6722.54                    10876.05
  1990/09/30       6148.44                    10346.39
  1990/10/31       5768.79                    10301.90
  1990/11/30       6148.44                    10967.40
  1990/12/31       6528.09                    11273.39
  1991/01/31       7071.32                    11764.91
  1991/02/28       7773.76                    12606.10
  1991/03/31       8569.87                    12911.17
  1991/04/30       8691.63                    12942.15
  1991/05/31       9150.56                    13501.25
  1991/06/30       8541.27                    12882.90
  1991/07/31       9197.57                    13483.24
  1991/08/31       9403.83                    13802.79
  1991/09/30       9891.37                    13572.29
  1991/10/31      10547.67                    13754.15
  1991/11/30       9966.38                    13199.86
  1991/12/31      11897.77                    14709.93
  1992/01/31      12066.53                    14436.32
  1992/02/29      11991.53                    14623.99
  1992/03/31      11672.76                    14338.83
  1992/04/30      10763.31                    14760.39
  1992/05/31      10735.18                    14832.71
  1992/06/30      10482.04                    14611.71
  1992/07/31      11072.71                    15209.33
  1992/08/31      10753.94                    14897.53
  1992/09/30      10678.93                    15073.32
  1992/10/31      11157.09                    15126.08
  1992/11/30      12160.29                    15641.88
  1992/12/31      12507.19                    15834.28
  1993/01/31      13247.87                    15967.28
  1993/02/28      13332.26                    16184.44
  1993/03/31      14401.09                    16525.93
  1993/04/30      14354.19                    16126.00
  1993/05/31      14823.28                    16558.18
  1993/06/30      15526.92                    16606.20
  1993/07/31      16042.92                    16539.77
  1993/08/31      17309.46                    17166.63
  1993/09/30      17628.45                    17034.45
  1993/10/31      17056.15                    17387.06
  1993/11/30      16587.06                    17221.88
  1993/12/31      18676.38                    17430.27
  1994/01/31      19074.41                    18022.90
  1994/02/28      18115.07                    17534.48
  1994/03/31      16084.14                    16769.97
  1994/04/30      15951.47                    16984.63
  1994/05/31      16339.29                    17263.18
  1994/06/30      16961.83                    16840.23
  1994/07/31      16563.81                    17392.59
  1994/08/31      16686.28                    18105.69
  1994/09/30      16053.53                    17662.10
  1994/10/31      16043.32                    18059.49
  1994/11/30      14930.90                    17401.77
  1994/12/31      15451.39                    17659.84
  1995/01/31      15257.48                    18117.75
  1995/02/28      15829.00                    18823.80
  1995/03/31      15992.29                    19379.29
  1995/04/30      16476.80                    19950.01
  1995/05/31      17403.29                    20747.42
  1995/06/30      18382.42                    21229.38
  1995/07/31      19266.80                    21933.35
  1995/08/31      19087.82                    21988.40
  1995/09/30      20245.93                    22916.31
  1995/10/31      19119.40                    22834.50
  1995/11/30      19582.65                    23836.93
  1995/12/31      19097.03                    24296.03
  1996/01/31      20342.00                    25123.07
  1996/02/29      20553.21                    25355.96
  1996/03/31      21475.82                    25600.14
  1996/04/30      21606.53                    25977.48
  1996/05/31      22322.20                    26647.44
  1996/06/30      22254.04                    26748.97
  1996/07/31      20890.85                    25567.20
  1996/08/31      21686.05                    26106.41
  1996/09/30      22799.32                    27575.68
  1996/10/31      23605.87                    28336.22
  1996/11/30      25923.29                    30478.15
  1996/12/31      26670.38                    29874.38
  1997/01/31      28615.70                    31740.93
  1997/02/28      29651.66                    31989.78
  1997/03/31      26647.36                    30675.32
  1997/04/30      29530.14                    32506.64
  1997/05/31      31733.36                    34485.64
  1997/06/30      33578.99                    36030.60
  1997/07/31      37270.26                    38897.55
  1997/08/29      36128.28                    36718.51
IMATRL PRASUN   SHR__CHT 19970831 19970909 114607 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Select Brokerage and Investment Management Portfolio on August 31, 1987, and the current maximum 3% sales charge was paid. As the chart shows, by August 31, 1997, the value of the investment would have grown to $36,128 - a 261.28% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $36,619 - a 266.19% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1997
                                              % OF FUND'S
                                              INVESTMENTS

MORGAN STANLEY DEAN WITTER DISCOVER AND CO.   6.5

LEHMAN BROTHERS HOLDINGS, INC.                5.0

PAINEWEBBER GROUP, INC.                       4.9

BEAR STEARNS COMPANIES, INC.                  4.7

TRAVELERS GROUP, INC. (THE)                   4.3

BANKERS TRUST NEW YORK CORP.                  3.9

EDWARDS (A.G.), INC.                          3.8

SALOMON, INC.                                 3.3

MERRILL LYNCH & CO., INC.                     3.3

CREDIT SUISSE GROUP (REG.)                    2.4

TOP INDUSTRIES AS OF AUGUST 31, 1997
SECURITY & COMMODITY BROKERS 35.2%
SECURITY BROKERS & DEALERS 15.1%
INVESTMENT MANAGERS 8.5%
LIFE INSURANCE 7.1%
STATE BANKS FEDERAL RESERVE 6.3%
ALL OTHERS 27.8%*
ROW: 1, COL: 1, VALUE: 27.8
ROW: 1, COL: 2, VALUE: 6.3
ROW: 1, COL: 3, VALUE: 7.1
ROW: 1, COL: 4, VALUE: 8.5
ROW: 1, COL: 5, VALUE: 15.1
ROW: 1, COL: 6, VALUE: 35.2
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
BROKERAGE AND INVESTMENT MANAGEMENT PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



Peter Fruzzetti, Portfolio Manager of Fidelity Select Brokerage and Investment Management Portfolio
Q. HOW DID THE FUND PERFORM, PETER?
A. Very well. For the six months that ended on August 31, 1997, the fund had a total return of 21.84%. For the year that ended August 31, 1997, it returned 66.60%. For the same periods, the Standard & Poor's 500 Index returned 14.78% and 40.65%, respectively.
Q. WHAT ACCOUNTED FOR THE STRONG PERFORMANCE?
A. There was a combination of factors. Investment banking conditions remained robust, with companies seeing good results from the equity markets, debt offerings and continued strength in mergers and acquisitions. We've also seen strong asset management in-flows into mutual funds. Additionally, there has been more takeover speculation and activity, especially in investment banking, driving stocks in many cases to new highs.
Q. WHAT WAS THE INVESTMENT ENVIRONMENT LIKE OVER THE PAST SIX MONTHS, AND HOW DID IT AFFECT THE BROKERAGE AND INVESTMENT MANAGEMENT AREAS?
A. Long interest rates have gone from 7.2% to 6.3% in just the past three or four months and to some extent, interest-rate speculation has driven the stock market higher. Additionally, in 1997, with the anticipated fall of the Glass-Steagall Act, which prohibited commercial banks from competing in the investment banking sector, we have seen more takeover activity, and I assume this will continue. European banks and U.S. commercial banks desire a presence in equity underwriting, which is perceived to be a more profitable business with better returns on equity than traditional banking. We have seen a number of commercial banks investing excess capital into investment banking.
Q. HOW HAS THIS MERGER AND ACQUISITION ACTIVITY AFFECTED PORTFOLIO
STRATEGY?
A. We try to buy companies with the best fundamentals and the best valuations. That's one part of the strategy. In addition, because we are in a period of consolidation, we try to pick the most likely takeover candidates. We have seen a number of portfolio holdings in merger announcements to the benefit of the fund's performance. One of our positions was in Alex Brown, for example, which is being merged with Bankers Trust.
Q. WHAT OTHER STOCKS HAD A STRONG, POSITIVE EFFECT ON PERFORMANCE?
A. Most of our larger positions did well. Merrill Lynch, Lehman Brothers and Bear Stearns all had very strong performance. One of the best performing stocks was Donaldson Lufkin & Jenrette, due mostly to takeover speculation.
Q. WERE THERE ANY DISAPPOINTMENTS?
A. With large in-flows at the beginning of the year, we started the six-month period with a rather large cash position. The fact that this money was not invested held back performance a bit. Right now, one challenge is that valuations of the group have drifted higher. It's more difficult to find compelling values today than one year ago.
Q. WHAT IS YOUR OUTLOOK?
A. So far, 1997 has been better than anticipated. While 1997 has not experienced the same growth as 1996, business has nonetheless remained very solid. There are a lot of variables, including both the direction of interest rates and the stock market. Because the last 12 months have been so robust, I would not anticipate comparable growth over the next 12 months. However, with consolidation within the industry, there still are a lot of names in this group whose valuations can be sustained and enhanced.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


FUND FACTS
START DATE: July 29, 1985
FUND NUMBER: 068
TRADING SYMBOL: FSLBX
SIZE: as of August 31, 1997, more than
$344 million
MANAGER: Peter Fruzzetti, since February 1997;
equity analyst, insurance and health care industries, 1993-1996; equity analyst, insurance industry, since 1996; joined Fidelity in 1993
(checkmark)
BROKERAGE AND INVESTMENT MANAGEMENT PORTFOLIO
INVESTMENTS AUGUST 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 93.7%
 SHARES VALUE (NOTE 1)
BANKS - 12.3%
INTERNATIONAL BANKS - 2.0%
Bank of Nova Scotia (Halifax)  50,000 $ 2,159,971  06414910
Deutsche Bank AG  30,000  1,766,657  25152592
Julius Baer Holding AG  2,000  2,814,070  48199K22
Toronto Dominion Bank  14,443  437,115  89116050
  7,177,813
NATIONAL COMMERCIAL BANKS - 4.0%
BankAmerica Corp.   40,000  2,632,500  06605010
Citicorp  65,000  8,295,625  17303410
Mellon Bank Corp.   60,000  2,887,500  58550910
  13,815,625
STATE BANKS FEDERAL RESERVE - 6.3%
Bankers Trust New York Corp.   130,000  13,487,500  06636510
Credit Suisse Group (Reg.)  70,900  8,491,374  22540192
  21,978,874
TOTAL BANKS   42,972,312
COMPUTER SERVICES & SOFTWARE - 1.1%
DATA PROCESSING - 1.1%
Fiserv, Inc. (a)   83,116  3,740,220  33773810
CREDIT & OTHER FINANCE - 3.4%
FINANCIAL SERVICES - 3.4%
American Express Co.   40,000  3,110,000  02581610
Equitable Companies, Inc.   145,000  6,307,500  29444G10
Investors Financial Services Corp.   6,297  279,429  46191510
Investors Financial Services Corp.
 Class A  1,210  41,745  46191520
Perpetual PLC  20,000  832,937  71499822
Phoenix Duff & Phelps Corp.   160,000  1,220,000  71892410
  11,791,611
MORTGAGE BANKERS - 0.0%
Homeside, Inc.   3,000  68,250  43760810
TOTAL CREDIT & OTHER FINANCE   11,859,861
INSURANCE - 13.8%
ACCIDENT & HEALTH INSURANCE - 0.1%
UICI (a)  15,000  450,000  90273710
INSURANCE BROKERS & SERVICES - 0.6%
Marsh & McLennan Companies, Inc.   30,000  2,047,500  57174810
INSURANCE CARRIERS - 1.4%
AFLAC, Inc.   90,000  4,955,625  00105510
LIFE INSURANCE - 7.1%
ARM Financial Group, Inc. Class A  400  7,775  00194410
Amerus Life Holdings, Inc.   15,500  445,625  03073210
Conseco, Inc.   110,000  4,730,000  20846410
Delphi Financial Group, Inc. Class A  20,400  893,775  24713110
Liberty Financial Companies, Inc.   82,000  4,064,125  53051210
Life RE Corp.   14,300  733,769  53216010
Nationwide Financial Services, Inc.
 Class A  2,000  55,500  63861210
Protective Life Corp.   19,000  945,250  74367410
Providian Financial Corp.   200,000  7,450,000  74406A10
SunAmerica, Inc.   149,250  5,360,562  86693010
  24,686,381
PROPERTY-CASUALTY & REINSURANCE - 4.6%
Reinsurance Group of America, Inc.   30,000  1,198,750  75935110
Travelers Group, Inc. (The)  234,000  14,859,000  89419010
  16,057,750
TOTAL INSURANCE   48,197,256

 SHARES VALUE (NOTE 1)
SAVINGS & LOANS - 0.1%
SAVINGS BANKS, FEDERAL CHARTER - 0.1%
Dime Bancorp., Inc.   20,000 $ 386,250  25429Q10
SECURITIES INDUSTRY - 63.0%
INVESTMENT ADVICE - 4.2%
Mutual Fund Co., Ltd. (For. Reg.)  27,600  79,111  65499B23
New England Investment Companies LP  109,100  2,945,700  64409510
Oppenheimer Capital LP unit   50,000  2,487,500  68392810
PIMCO Advisors LP Class A unit  72,700  2,112,844  69338X10
Trimark Financial Corp.   67,000  3,140,587  89621H10
United Asset Management Corp.   140,000  3,753,750  90942010
  14,519,492
INVESTMENT MANAGERS - 8.5%
Alliance Capital Management LP  55,000  1,859,688  01854810
Eaton Vance Corp.   45,000  1,288,125  27826510
Franklin Resources, Inc.   93,350  7,222,956  35461310
Investors Group, Inc.   65,800  1,574,174  46152H10
John Nuveen Co. Class A  50,000  1,521,875  47803510
Mackenzie Financial Corp.   103,100  2,165,639  55453110
Pioneer Group, Inc.   170,000  5,525,000  72368410
Price (T. Rowe) Associates, Inc.   153,000  8,415,000  74147710
  29,572,457
SECURITY & COMMODITY BROKERS - 35.2%
Advest Group, Inc. (The)  275,800  6,274,450  00756610
Alex Brown, Inc.   30,000  2,540,625  01390210
Bear Stearns Companies, Inc.   413,172  16,346,117  07390210
Edwards (A.G.), Inc.   337,000  13,395,750  28176010
Fahnestock Viner Holdings, Inc. Class A  77,600  1,411,926  30292110
First Marathon, Inc. Class A (non-vtg.)  44,700  644,208  32076L20
Jefferies Group, Inc.   61,800  4,202,400  47231810
Legg Mason, Inc.   76,700  4,736,225  52490110
McDonald & Co. Investments, Inc.   48,000  2,118,000  58004710
Merrill Lynch & Co., Inc.   188,000  11,562,000  59018810
Midland Walwyn, Inc.   335,000  4,236,534  59780110
Morgan Keegan, Inc.   91,950  2,350,472  61741010
Morgan Stanley Dean Witter Discover
 and Co.   474,065  22,814,376  61744644
Peregrine Investments Holdings Ltd.   84,300  156,645  71399492
Piper Jaffray Inc.   32,600  737,575  72408110
Quick & Reilly Group, Inc. (The)  129,162  4,423,799  74837610
Raymond James Financial, Inc.   236,850  6,868,650  75473010
Salomon, Inc.   194,000  11,615,750  79549B10
Schwab (Charles) Corp.  95,400  4,048,538  80851310
Southwest Securities Group, Inc.   71,400  1,713,600  84522410
Stifel Financial Corp.   50,000  540,625  86063010
  122,738,265
SECURITY BROKERS & DEALERS - 15.1%
Donaldson Lufkin & Jenrette, Inc.  99,500  5,907,813  25766110
Everen Capital Corp.   90,400  2,971,900  29976110
Hambrecht & Quist Group  45,000  1,420,313  40654510
Interra Financial, Inc.   177,950  7,740,825  46069M10
Lehman Brothers Holdings, Inc.   397,000  17,418,375  52490810
PaineWebber Group, Inc.   440,700  16,939,406  69562910
  52,398,632
TOTAL SECURITIES INDUSTRY   219,228,846
TOTAL COMMON STOCKS
 (Cost $268,883,769)   326,384,745
CASH EQUIVALENTS - 6.3%
 SHARES VALUE (NOTE 1)
Taxable Central Cash Fund (b)
 (Cost $21,999,370)  21,999,370 $ 21,999,370  31635A10
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $290,883,139) $ 348,384,115
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.65%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage. OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $142,274,696 and $266,905,436, respectively (see Note 3 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $47,603 for the period (see Note 4 of Notes to Financial Statements).
The fund participated in the bank borrowing program. The maximum loan and average daily balances during the period for which loans were outstanding amounted to $11,972,000 and $8,206,500, respectively. The weighted average interest rate was 5.7% (see Note 7 of Notes to Financial Statements).
INCOME TAX INFORMATION
At August 31, 1997, the aggregate cost of investment securities for income tax purposes was $290,925,485. Net unrealized appreciation aggregated $57,458,630, of which $60,606,046 related to appreciated investment securities and $3,147,416 related to depreciated investment securities.
BROKERAGE AND INVESTMENT MANAGEMENT PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31,
1997
(UNAUDITED)

ASSETS

INVESTMENT IN                       $ 348,384,115
SECURITIES, AT
VALUE
(COST
$290,883,13
9) - SEE
ACCOMPANYIN
G SCHEDULE

RECEIVABLE FOR                       1,261,946
FUND SHARES
SOLD

DIVIDENDS                            179,762
RECEIVABLE

INTEREST                             107,047
RECEIVABLE

REDEMPTION FEES                      4,094
RECEIVABLE

OTHER                                4,752
RECEIVABLES

 TOTAL ASSETS                        349,941,716

LIABILITIES

PAYABLE FOR           $ 1,111,374
INVESTMENTS
PURCHASED

PAYABLE FOR            3,913,884
FUND SHARES
REDEEMED

ACCRUED                172,009
MANAGEMENT
FEE

OTHER PAYABLES         222,213
AND
ACCRUED
EXPENSES

 TOTAL LIABILITIES                   5,419,480

NET ASSETS                          $ 344,522,236

NET ASSETS
CONSIST OF:

PAID IN CAPITAL                     $ 282,243,602

UNDISTRIBUTED                        901,694
NET INVESTMENT
INCOME

ACCUMULATED                          3,877,037
UNDISTRIBUTED
NET REALIZED
GAIN (LOSS) ON
INVESTMENTS
AND FOREIGN
CURRENCY
TRANSACTIONS

NET UNREALIZED                       57,499,903
APPRECIATION
(DEPRECIATION)
ON
INVESTMENTS
AND ASSETS
AND LIABILITIES
IN
FOREIGN
CURRENCIES

NET ASSETS, FOR                     $ 344,522,236
10,998,653
SHARES
OUTSTANDING

NET ASSET                            $31.32
VALUE AND
REDEMPTION
PRICE PER
SHARE
($344,522,2
36 (DIVIDED BY)
10,998,653
SHARES)

MAXIMUM                              $32.29
OFFERING PRICE
PER SHARE
(100/97.00
OF $31.32)

STATEMENT OF OPERATIONS
 SIX MONTHS
ENDED AUGUST
31, 1997
(UNAUDITED)

INVESTMENT                         $ 2,039,550
INCOME
DIVIDENDS

INTEREST                            874,165

 TOTAL INCOME                       2,913,715

EXPENSES

MANAGEMENT           $ 881,304
FEE

TRANSFER AGENT        1,033,050
FEES

ACCOUNTING FEES       147,859
AND EXPENSES

NON-INTERESTED        612
TRUSTEES'
COMPENSATION

CUSTODIAN FEES        13,439
AND EXPENSES

REGISTRATION FEES     23,731

AUDIT                 15,169

LEGAL                 507

INTEREST              2,595

MISCELLANEOUS         313

 TOTAL EXPENSES       2,118,579
BEFORE
REDUCTIONS

 EXPENSE              (104,050)     2,014,529
REDUCTIONS

NET INVESTMENT                      899,186
INCOME

REALIZED AND
UNREALIZED
GAIN (LOSS)
NET REALIZED
GAIN (LOSS) ON:

 INVESTMENT           3,986,396
SECURITIES

 FOREIGN              (403)         3,985,993
CURRENCY
TRANSACTIONS

CHANGE IN NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
ON:

 INVESTMENT           37,255,019
SECURITIES

 ASSETS AND           (1,073)       37,253,946
LIABILITIES IN
 FOREIGN
CURRENCIES

NET GAIN (LOSS)                     41,239,939

NET INCREASE                       $ 42,139,125
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                              $ 1,126,581
INFORMATION
SALES CHARGES
PAID TO FDC

 DEFERRED SALES                    $ 848
CHARGES
WITHHELD
 BY FDC

 EXCHANGE FEES                     $ 99,075
WITHHELD BY
FSC

 EXPENSE                           $ 100,727
REDUCTIONS
 DIRECTED
BROKERAGE
ARRANGEMENTS

  CUSTODIAN                         1,678
CREDITS

  TRANSFER                          1,645
AGENT CREDITS

                                   $ 104,050

STATEMENT OF CHANGES IN NET ASSETS
INCREASE         SIX MONTHS ENDED   YEAR ENDED
(DECREASE) IN    AUGUST 31, 1997    FEBRUARY 28,
NET ASSETS       (UNAUDITED)        1997

OPERATIONS          $ 899,186        $ 269,737
NET
INVESTMENT
INCOME

 NET REALIZED        3,985,993        1,506,496
GAIN (LOSS)

 CHANGE IN NET       37,253,946       16,730,770
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE        42,139,125       18,507,003
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

DISTRIBUTIONS TO     (75,185)         (152,473)
SHAREHOLDERS
FROM NET
INVESTMENT
INCOME

 FROM NET            (300,702)        (1,573,937)
REALIZED GAIN

 TOTAL               (375,887)        (1,726,410)
DISTRIBUTIONS

SHARE                259,257,341      516,393,133
TRANSACTIONS
NET PROCEEDS
FROM SALES OF
SHARES

 REINVESTMENT        372,115          1,697,946
OF
DISTRIBUTIONS

 COST OF SHARES      (416,164,710)    (114,791,803)
REDEEMED

 REDEMPTION          507,072          325,639
FEES

 NET INCREASE        (156,028,182)    403,624,915
(DECREASE)
IN NET
ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL              (114,264,944)    420,405,508
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 BEGINNING OF        458,787,180      38,381,672
PERIOD

 END OF PERIOD      $ 344,522,236    $ 458,787,180
(INCLUDING
UNDISTRIBUTE
D NET
INVESTMENT
INCOME OF
$901,694
AND
$162,209,
RESPECTIVELY)

OTHER
INFORMATION
SHARES

 SOLD                9,189,862        20,890,431

 ISSUED IN           15,821           83,782
REINVESTMENT
OF
DISTRIBUTIONS

 REDEEMED            (16,017,692)     (5,239,816)

 NET INCREASE        (6,812,009)      15,734,397
(DECREASE)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

             SIX MONTHS ENDED   YEAR ENDED     YEAR ENDED     YEARS ENDED           TEN MONTHS ENDED
             AUGUST 31, 1997    FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,          FEBRUARY 28,

SELECTED     (UNAUDITED)        1997           1996           1995           1994   1993
PER-SHARE
DATA



NET ASSET VALUE,     $ 25.76       $ 18.49     $ 15.51    $ 17.75     $ 14.22    $ 11.48
BEGINNING OF
PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET                  .09           .08         .09        (.03)       (.02)      -
INVESTMENT
INCOME (LOSS) D

 NET REALIZED         5.47          7.80        4.29       (2.25)      4.95       2.65
AND
UNREALIZED
GAIN (LOSS)

 TOTAL FROM           5.56          7.88        4.38       (2.28)      4.93       2.65
INVESTMENT
OPERATIONS

LESS
DISTRIBUTIONS

 FROM NET             (.01)         (.06)       (.04)      -           (.01)      -
INVESTMENT
INCOME

 FROM NET             (.04)         (.65)       (1.09)     -           (1.47)     -
REALIZED GAIN

 IN EXCESS OF         -             -           (.35)      -           -          -
NET REALIZED
GAIN

 TOTAL                (.05)         (.71)       (1.48)     -           (1.48)     -
DISTRIBUTIONS

REDEMPTION FEES       .05           .10         .08        .04         .08        .09
ADDED TO PAID
IN CAPITAL

NET ASSET VALUE,     $ 31.32       $ 25.76     $ 18.49    $ 15.51     $ 17.75    $ 14.22
END OF PERIOD

TOTAL RETURN B, C     21.84%        44.27%      29.85%     (12.62)%    35.87%     23.87%

RATIOS AND
SUPPLEMENTAL
DATA

NET ASSETS, END      $ 344,522     $ 458,787   $ 38,382   $ 27,346    $ 59,810   $ 24,687
OF PERIOD
(000 OMITTED)

RATIO OF              1.43% A       1.94%       1.64% E    2.54% E     1.79%      2.21% A
EXPENSES TO
AVERAGE NET
ASSETS

RATIO OF              1.36% A, F    1.93% F     1.61% F    2.54%       1.77% F    2.21% A
EXPENSES TO
AVERAGE NET
ASSETS AFTER
EXPENSE
REDUCTIONS

RATIO OF NET          .61% A        .37%        .50%       (.20)%      (.14)%     .02% A
INVESTMENT
INCOME (LOSS)
TO AVERAGE NET
ASSETS

PORTFOLIO             104% A        16%         166%       139%        295%       111% A
TURNOVER RATE

AVERAGE              $ .0452       $ .0392
COMMISSION
RATE G


A ANNUALIZED B
 THE TOTAL RETURNS
WOULD HAVE BEEN
LOWER HAD CERTAIN
EXPENSES NOT
BEEN REDUCED
DURING THE PERIODS
SHOWN (SEE NOTE
8 OF NOTES TO
FINANCIAL
STATEMENTS). C
TOTAL RETURNS DO
NOT INCLUDE THE
ONE TIME SALES
CHARGE AND FOR
PERIODS OF LESS
THAN ONE YEAR ARE
NOT
ANNUALIZED. D N
ET INVESTMENT
INCOME (LOSS) PER
SHARE HAS BEEN
CALCULATED BASED
ON AVERAGE SHARES
OUTSTANDING
DURING THE
PERIOD. E DURING
THE PERIOD, FMR
AGREED TO
REIMBURSE A
PORTION OF THE
FUND'S EXPENSES,
OR EXPENSES WERE
LIMITED IN
ACCORDANCE WITH A
STATE EXPENSE
LIMITATION.
WITHOUT THIS
REIMBURSEMENT,
THE FUND'S
EXPENSE RATIO
WOULD HAVE BEEN
HIGHER. F FMR
OR THE FUND HAS
ENTERED INTO
VARYING
ARRANGEMENTS
WITH THIRD PARTIES
WHO EITHER PAID OR
REDUCED A PORTION
OF THE FUND'S
EXPENSES (SEE
NOTE 8 OF NOTES
TO FINANCIAL
STATEMENTS). G
 FOR FISCAL YEARS
BEGINNING ON OR
AFTER SEPTEMBER
1, 1995, A FUND
IS REQUIRED TO
DISCLOSE ITS
AVERAGE
COMMISSION RATE
PER SHARE FOR
SECURITY TRADES ON
WHICH
COMMISSIONS ARE
CHARGED.  THIS
AMOUNT MAY VARY
FROM PERIOD TO
PERIOD AND FUND TO
FUND DEPENDING
ON THE MIX OF
TRADES EXECUTED IN
VARIOUS MARKETS
WHERE TRADING
PRACTICES AND
COMMISSION RATE
STRUCTURES MAY
DIFFER.

FINANCIAL SERVICES PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value), but does not include certain fees paid by shareholders upon exchange or redemption.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED             PAST 6   PAST 1   PAST 5    PAST 10
AUGUST 31, 1997           MONTHS   YEAR     YEARS     YEARS

FINANCIAL SERVICES        14.41%   48.17%   230.20%   369.58%

FINANCIAL SERVICES        10.98%   43.73%   220.29%   355.49%
(INCL. 3% SALES CHARGE)

S&P 500                   14.78%   40.65%   146.47%   266.19%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one, five or 10 years. You can compare the fund's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvestment of dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED             PAST 1   PAST 5   PAST 10
AUGUST 31, 1997           YEAR     YEARS    YEARS

FINANCIAL SERVICES        48.17%   26.99%   16.73%

FINANCIAL SERVICES        43.73%   26.21%   16.37%
(INCL. 3% SALES CHARGE)

S&P 500                   40.65%   19.77%   13.86%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19970831 19970923 094102 S00000000000001
             Financial Services          S&P 500
             00066                       SP001
  1987/08/31       9700.00                    10000.00
  1987/09/30       9355.70                     9781.00
  1987/10/31       7238.40                     7674.17
  1987/11/30       6796.51                     7041.82
  1987/12/31       7140.87                     7577.70
  1988/01/31       7678.54                     7896.72
  1988/02/29       7934.30                     8264.71
  1988/03/31       7797.70                     8009.33
  1988/04/30       7661.10                     8098.24
  1988/05/31       7736.67                     8168.69
  1988/06/30       8213.31                     8543.63
  1988/07/31       8158.09                     8511.17
  1988/08/31       8134.84                     8221.79
  1988/09/30       8471.97                     8572.04
  1988/10/31       8495.22                     8810.34
  1988/11/30       8143.55                     8684.35
  1988/12/31       7998.80                     8836.33
  1989/01/31       8408.76                     9483.15
  1989/02/28       8390.81                     9247.02
  1989/03/31       9004.26                     9462.47
  1989/04/30       9168.84                     9953.57
  1989/05/31       9743.39                    10356.69
  1989/06/30       9675.50                    10297.66
  1989/07/31      10449.90                    11227.54
  1989/08/31      10745.20                    11447.60
  1989/09/30      10968.18                    11400.66
  1989/10/31       9922.58                    11136.17
  1989/11/30       9786.99                    11363.35
  1989/12/31       9545.96                    11636.07
  1990/01/31       8740.07                    10855.29
  1990/02/28       9056.34                    10995.32
  1990/03/31       8916.45                    11286.70
  1990/04/30       8600.18                    11004.53
  1990/05/31       9357.41                    12077.47
  1990/06/30       9095.88                    11995.34
  1990/07/31       8511.99                    11956.96
  1990/08/31       7493.23                    10876.05
  1990/09/30       6377.15                    10346.39
  1990/10/31       5820.63                    10301.90
  1990/11/30       6641.72                    10967.40
  1990/12/31       7223.44                    11273.39
  1991/01/31       7879.83                    11764.91
  1991/02/28       8785.09                    12606.10
  1991/03/31       9205.06                    12911.17
  1991/04/30       9503.71                    12942.15
  1991/05/31      10231.65                    13501.25
  1991/06/30       9401.05                    12882.90
  1991/07/31      10144.54                    13483.24
  1991/08/31      10816.49                    13802.79
  1991/09/30      10751.16                    13572.29
  1991/10/31      10987.59                    13754.15
  1991/11/30      10172.54                    13199.86
  1991/12/31      11675.13                    14709.93
  1992/01/31      12256.69                    14436.32
  1992/02/29      13136.88                    14623.99
  1992/03/31      12841.39                    14338.83
  1992/04/30      13334.92                    14760.39
  1992/05/31      13907.05                    14832.71
  1992/06/30      14227.05                    14611.71
  1992/07/31      14633.90                    15209.33
  1992/08/31      13794.56                    14897.53
  1992/09/30      14223.84                    15073.32
  1992/10/31      14787.67                    15126.08
  1992/11/30      15899.31                    15641.88
  1992/12/31      16674.43                    15834.28
  1993/01/31      17726.19                    15967.28
  1993/02/28      18197.43                    16184.44
  1993/03/31      19150.15                    16525.93
  1993/04/30      18233.38                    16126.00
  1993/05/31      18240.30                    16558.18
  1993/06/30      18921.24                    16606.20
  1993/07/31      19429.35                    16539.77
  1993/08/31      20034.25                    17166.63
  1993/09/30      20497.43                    17034.45
  1993/10/31      19947.84                    17387.06
  1993/11/30      19059.50                    17221.88
  1993/12/31      19601.52                    17430.27
  1994/01/31      20932.17                    18022.90
  1994/02/28      20172.36                    17534.48
  1994/03/31      19251.14                    16769.97
  1994/04/30      19982.18                    16984.63
  1994/05/31      20835.11                    17263.18
  1994/06/30      20343.19                    16840.23
  1994/07/31      21053.29                    17392.59
  1994/08/31      21791.17                    18105.69
  1994/09/30      20148.80                    17662.10
  1994/10/31      20041.69                    18059.49
  1994/11/30      18772.22                    17401.77
  1994/12/31      18886.56                    17659.84
  1995/01/31      19863.30                    18117.75
  1995/02/28      21124.74                    18823.80
  1995/03/31      21497.04                    19379.29
  1995/04/30      22171.56                    19950.01
  1995/05/31      23402.34                    20747.42
  1995/06/30      23511.84                    21229.38
  1995/07/31      24300.24                    21933.35
  1995/08/31      25246.32                    21988.40
  1995/09/30      26687.34                    22916.31
  1995/10/31      26004.06                    22834.50
  1995/11/30      27756.06                    23836.93
  1995/12/31      27827.49                    24296.03
  1996/01/31      29128.55                    25123.07
  1996/02/29      29374.46                    25355.96
  1996/03/31      29723.20                    25600.14
  1996/04/30      29393.32                    25977.48
  1996/05/31      30076.35                    26647.44
  1996/06/30      30516.43                    26748.97
  1996/07/31      29851.73                    25567.20
  1996/08/31      30741.05                    26106.41
  1996/09/30      32780.98                    27575.68
  1996/10/31      34857.58                    28336.22
  1996/11/30      37851.00                    30478.15
  1996/12/31      36765.02                    29874.38
  1997/01/31      38953.93                    31740.93
  1997/02/28      39813.17                    31989.78
  1997/03/31      36822.63                    30675.32
  1997/04/30      39923.74                    32506.64
  1997/05/31      41234.37                    34485.64
  1997/06/30      43427.15                    36030.60
  1997/07/31      48291.60                    38897.55
  1997/08/29      45549.36                    36718.51
IMATRL PRASUN   SHR__CHT 19970831 19970923 094112 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Select Financial Services Portfolio on August 31, 1987, and the current maximum 3% sales charge was paid. As the chart shows, by August 31, 1997, the value of the investment would have grown to $45,549 - a 355.49% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $36,619 - a 266.19% increase. INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1997
                                 % OF FUND'S
                                 INVESTMENTS

BARNETT BANKS, INC.              6.6

ASSOCIATES FIRST CAPITAL CORP.   6.3

FIRST CHICAGO NBD CORP.          6.1

HOUSEHOLD INTERNATIONAL, INC.    5.8

CITICORP                         5.5

BANC ONE CORP.                   5.5

NATIONAL CITY CORP.              5.5

AMERICAN EXPRESS CO.             5.3

BENEFICIAL CORP.                 5.1

MBNA CORP.                       4.8

TOP INDUSTRIES AS OF AUGUST 31, 1997
NATIONAL COMMERCIAL BANKS 31.8%
PERSONAL CREDIT INSTITUTIONS 22.0%
FINANCIAL SERVICES 11.9%
STATE BANKS FEDERAL
RESERVE 10.4%
FEDERAL & FEDERALLY SPONSORED
CREDIT AGENCIES 8.1%
ALL OTHERS 15.8%






ROW: 1, COL: 1, VALUE: 15.8
ROW: 1, COL: 2, VALUE: 8.1
ROW: 1, COL: 3, VALUE: 10.4
ROW: 1, COL: 4, VALUE: 11.9
ROW: 1, COL: 5, VALUE: 22.0
ROW: 1, COL: 6, VALUE: 31.8
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
FINANCIAL SERVICES PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW




Louis Salemy,
Portfolio Manager of
Fidelity Select Financial
Services Portfolio
Q. HOW DID THE FUND PERFORM, LOUIS?
A. For the six months that ended August 31, 1997, the fund returned 14.41%. This slightly trailed the Standard & Poor's 500 Index, which returned 14.78% over the same period. For the 12 months that ended August 31, 1997, the fund returned 48.17%, while the S&P 500 returned 40.65%.
Q. CAN YOU DESCRIBE THE INVESTING CLIMATE FOR FINANCIAL STOCKS AND HOW IT RELATED TO FUND PERFORMANCE?
A. Throughout the first quarter of 1997, financial stock investors expressed concern over the direction of interest rates and wondered whether the economy could sustain its steady growth pace. In March, the Federal Reserve Board announced it was raising interest rates by a quarter of a percentage point and, since finance stocks are especially susceptible to rate movement, we witnessed some pretty tough sledding through the end of April. In the spring and early summer, economic news came out indicating that while the economy was still growing at a good clip, the pace had slowed some. Additionally, the Fed indicated no desire to raise rates again, as many had suspected. These developments had a favorable effect on the fund's performance, as investors gradually regained confidence in the sector. As a result, financial stocks bounced back through the end of July.
Q. AUGUST WAS A FAIRLY VOLATILE MONTH FOR THE MARKET. WHAT HAPPENED AND HOW WAS THE FUND AFFECTED?
A. Part of the reason for the bumpy ride in August was that the large-cap stocks that had been driving the market for so long finally took a break. Several key companies announced earnings disappointments and investors showed their concern by seeking alternatives. At the same time, Citicorp - one of the fund's top positions - suffered from a currency devaluation in Malaysia, where it has substantial operations, raising questions about the company's ability to operate efficiently there.
Q. TWO OF THE FUND'S LARGER POSITIONS - BARNETT BANKS AND NATIONSBANK
- WERE INVOLVED IN A SIGNIFICANT MERGER DURING THE PERIOD. WHAT IMPACT DID THIS HAVE ON THE PORTFOLIO?
A. The late-August acquisition of the Barnett bank chain by NationsBank caught a lot of industry insiders by surprise. Barnett was a really solid franchise and had a good foothold in the Southeast, one of the nation's better growth regions. On the day the deal was announced, NationsBank stock fell by around 10% and Barnett's stock rose sharply. In order to buy Barnett, NationsBank had to issue 245 million shares in addition to its existing share base. Investor concern centered around the fact that NationsBank may have overpaid for Barnett and, in doing so, may have reduced its future earnings growth rate. Because the fund owned significantly more Barnett stock than NationsBank stock, the immediate effect on the portfolio was positive.
Q. WHICH INDIVIDUAL STOCKS PERFORMED WELL? WHICH PROVED DISAPPOINTING?
A. First Chicago and Household International - two companies with credit card-related businesses - performed well on the heels of an improving credit situation within the sector. American Express was also a positive contributor. Disappointments included Capital One, a credit-card issuer that experienced scaled-back earnings expectations.
Q. WHAT'S YOUR OUTLOOK?
A. I think we'll see a continuation of the benign rate environment that existed at the end of the period, and I fully expect the consumer credit situation to keep improving. Enhanced credit conditions would play a big role in prolonging the sector's strong performance.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


FUND FACTS
START DATE: December 10, 1981
FUND NUMBER: 066
TRADING SYMBOL: FIDSX
SIZE: as of August 31, 1997, more than
$436 million
MANAGER: Louis Salemy, since 1994; manager,
Fidelity Select Brokerage and Investment
Management Portfolio, 1995-1997; joined
Fidelity in 1992
(checkmark)
FINANCIAL SERVICES PORTFOLIO
INVESTMENTS AUGUST 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 95.8%
 SHARES VALUE (NOTE 1)
BANKS - 42.2%
NATIONAL COMMERCIAL BANKS - 31.8%
Banc One Corp.   449,290 $ 24,093,176  05943810
Bank of New York Co., Inc.   451,068  20,128,910  06405710
Capital One Financial Corp.   291,700  11,230,450  14040H10
Citicorp  190,000  24,248,750  17303410
Comerica, Inc.   109,445  7,750,074  20034010
First Union Corp.   2  96  33735810
Mercantile Bancorp., Inc.   22,050  1,520,070  58734210
National City Corp.   425,000  24,012,500  63540510
NationsBank Corp.   340,000  20,187,500  63858510
Republic New York Corp.   3,000  321,188  76071910
U.S. Bancorp  63  5,516  90297310
Wachovia Corp.  89,500  5,571,375  92977110
  139,069,605
STATE BANKS FEDERAL RESERVE - 10.4%
Barnett Banks, Inc.   425,600  28,994,000  06805510
Northern Trust Corp.   315,000  16,734,375  66585910
  45,728,375
TOTAL BANKS   184,797,980
CREDIT & OTHER FINANCE - 37.2%
BANK HOLDING COMPANY OFFICES - 3.3%
Fleet Financial Group, Inc.   224,167  14,444,761  33891510
FINANCIAL SERVICES - 11.9%
American Express Co.   297,300  23,115,075  02581610
Equitable Companies, Inc.   44,200  1,922,700  29444G10
First Chicago NBD Corp.   375,000  26,906,250  31945A10
  51,944,025
PERSONAL CREDIT INSTITUTIONS - 22.0%
Associates First Capital Corp.   472,000  27,405,500  04600810
Beneficial Corp.   311,800  22,313,188  08172110
Household International, Inc.   229,300  25,437,969  44181510
MBNA Corp.   550,000  21,140,625  55262L10
  96,297,282
TOTAL CREDIT & OTHER FINANCE   162,686,068
FEDERAL SPONSORED CREDIT - 8.1%
FEDERAL & FEDERALLY SPONSORED CREDIT AGENCIES - 8.1%
Federal Home Loan Mortgage
 Corporation  369,600  12,035,100  31340030
Federal National Mortgage Association  300,000  13,200,000  31358610
SLM Holding Corp.   76,000  10,298,000  78442A10
  35,533,100
INSURANCE - 8.3%
INSURANCE CARRIERS - 0.8%
MGIC Investment Corp.   70,000  3,521,875  55284810
LIFE INSURANCE - 0.4%
American Bankers Insurance
 Group, Inc.   6,400  422,400  02445610
Conseco, Inc.   694  29,842  20846410
Providian Financial Corp.   21,800  812,050  74406A10
Torchmark Corp.   10,000  376,875  89102710
  1,641,167
PROPERTY-CASUALTY & REINSURANCE - 7.1%
Aegon NV (Reg.)  9,470  703,148  00792410
Allstate Corp.   287,400  20,998,163  02000210
Berkley (W.R.) Corp.   50,000  2,765,625  08442310

 SHARES VALUE (NOTE 1)
PMI Group, Inc.   50,000 $ 2,890,625  69344M10
Progressive Corp.  40,000  3,960,000  74331510
  31,317,561
TOTAL INSURANCE   36,480,603
TOTAL COMMON STOCKS
 (Cost $307,329,637)   419,497,751
CASH EQUIVALENTS - 4.2%
Taxable Central Cash Fund (a)
 (Cost $18,314,086)   18,314,086  18,314,086  31635A10
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $325,643,723)  $ 437,811,837
LEGEND
1. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.65%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage. OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $113,457,745 and $135,754,308, respectively (see Note 3 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $18,336 for the period (see Note 4 of Notes to Financial Statements).
The fund participated in the securities lending program. At the period end, there were no loans outstanding (see Note 6 of Notes to Financial Statements).
The fund participated in the bank borrowing program. The maximum loan and average daily balances during the period for which loans were outstanding amounted to $5,445,000 and $4,251,000, respectively. The weighted average interest rate was 5.9%. Interest expense includes $1,387 paid under the bank borrowing program (see Note 7 of Notes to Financial Statements).
The fund participated in the interfund lending program as a borrower. The maximum loan and average daily balance during the period for which the loan was outstanding amounted to $21,034,000. The weighted average interest rate was 5.8%. Interest expense includes $3,363 paid under the interfund lending program (see Note 5 of Notes to Financial Statements).
INCOME TAX INFORMATION
At August 31, 1997, the aggregate cost of investment securities for income tax purposes was $325,653,109. Net unrealized appreciation aggregated $112,158,728, of which $114,496,211 related to appreciated investment securities and $2,337,483 related to depreciated investment securities.

FINANCIAL SERVICES PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31,
1997
(UNAUDITED)

ASSETS

INVESTMENT IN                       $ 437,811,837
SECURITIES, AT
VALUE
(COST
$325,643,72
3) - SEE
ACCOMPANYIN
G SCHEDULE

RECEIVABLE FOR                       7,144,667
INVESTMENTS
SOLD

RECEIVABLE FOR                       637,228
FUND SHARES
SOLD

DIVIDENDS                            545,892
RECEIVABLE

INTEREST                             88,750
RECEIVABLE

REDEMPTION FEES                      3,938
RECEIVABLE

OTHER                                9,347
RECEIVABLES

 TOTAL ASSETS                        446,241,659

LIABILITIES

PAYABLE FOR           $ 9,316,173
FUND SHARES
REDEEMED

ACCRUED                231,056
MANAGEMENT
FEE

OTHER PAYABLES         287,907
AND
ACCRUED
EXPENSES

 TOTAL LIABILITIES                   9,835,136

NET ASSETS                          $ 436,406,523

NET ASSETS
CONSIST OF:

PAID IN CAPITAL                     $ 300,279,924

UNDISTRIBUTED                        1,648,602
NET INVESTMENT
INCOME

ACCUMULATED                          22,309,883
UNDISTRIBUTED
NET REALIZED
GAIN (LOSS) ON
INVESTMENTS
AND FOREIGN
CURRENCY
TRANSACTIONS

NET UNREALIZED                       112,168,114
APPRECIATION
(DEPRECIATION)
ON
INVESTMENTS

NET ASSETS, FOR                     $ 436,406,523
4,829,630
SHARES
OUTSTANDING

NET ASSET                            $90.36
VALUE AND
REDEMPTION
PRICE PER
SHARE
($436,406,5
23 (DIVIDED BY)
4,829,630
SHARES)

MAXIMUM                              $93.15
OFFERING PRICE
PER SHARE
(100/97.00
OF $90.36)

STATEMENT OF OPERATIONS
 SIX MONTHS
ENDED AUGUST
31, 1997
(UNAUDITED)

INVESTMENT                         $ 3,516,427
INCOME
DIVIDENDS

INTEREST                            985,786
(INCLUDING
INCOME ON
SECURITIES
LOANED OF
$8,163)

 TOTAL INCOME                       4,502,213

EXPENSES

MANAGEMENT           $ 1,306,697
FEE

TRANSFER AGENT        1,288,309
FEES

ACCOUNTING AND        219,644
SECURITY
LENDING FEES

NON-INTERESTED        927
TRUSTEES'
COMPENSATION

CUSTODIAN FEES        6,767
AND EXPENSES

REGISTRATION FEES     54,456

AUDIT                 15,387

LEGAL                 845

INTEREST              4,750

MISCELLANEOUS         920

 TOTAL EXPENSES       2,898,702
BEFORE
REDUCTIONS

 EXPENSE              (37,426)      2,861,276
REDUCTIONS

NET INVESTMENT                      1,640,937
INCOME

REALIZED AND                        22,555,571
UNREALIZED
GAIN (LOSS)
NET REALIZED
GAIN (LOSS) ON
INVESTMENT
SECURITIES

CHANGE IN NET                       30,671,095
UNREALIZED
APPRECIATION
(DEPRECIATION)
ON INVESTMENT
SECURITIES

NET GAIN (LOSS)                     53,226,666

NET INCREASE                       $ 54,867,603
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                              $ 951,563
INFORMATION
SALES CHARGES
PAID TO FDC

 DEFERRED SALES                    $ 3,759
CHARGES
WITHHELD
 BY FDC

 EXCHANGE FEES                     $ 76,920
WITHHELD BY
FSC

 EXPENSE                           $ 36,449
REDUCTIONS
 DIRECTED
BROKERAGE
ARRANGEMENTS

  CUSTODIAN                         45
CREDITS

  TRANSFER                          932
AGENT CREDITS

                                   $ 37,426

STATEMENT OF CHANGES IN NET ASSETS
INCREASE         SIX MONTHS ENDED   YEAR ENDED
(DECREASE) IN    AUGUST 31, 1997    FEBRUARY 28,
NET ASSETS       (UNAUDITED)        1997

OPERATIONS          $ 1,640,937      $ 2,811,616
NET
INVESTMENT
INCOME

 NET REALIZED        22,555,571       37,306,366
GAIN (LOSS)

 CHANGE IN NET       30,671,095       40,110,184
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE        54,867,603       80,228,166
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

DISTRIBUTIONS TO     (836,263)        (2,448,822)
SHAREHOLDERS
FROM NET
INVESTMENT
INCOME

 FROM NET            (15,229,661)     (17,755,935)
REALIZED GAIN

 TOTAL               (16,065,924)     (20,204,757)
DISTRIBUTIONS

SHARE                268,348,398      393,395,549
TRANSACTIONS
NET PROCEEDS
FROM SALES OF
SHARES

 REINVESTMENT        15,772,391       19,821,424
OF
DISTRIBUTIONS

 COST OF SHARES      (313,466,689)    (317,821,398)
REDEEMED

 REDEMPTION          526,557          538,820
FEES

 NET INCREASE        (28,819,343)     95,934,395
(DECREASE)
IN NET
ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL              9,982,336        155,957,804
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 BEGINNING OF        426,424,187      270,466,383
PERIOD

 END OF PERIOD      $ 436,406,523    $ 426,424,187
(INCLUDING
UNDISTRIBUTE
D NET
INVESTMENT
INCOME OF
$1,648,60
2 AND
$1,356,39
8,
RESPECTIVELY)

OTHER
INFORMATION
SHARES

 SOLD                3,209,041        5,282,928

 ISSUED IN           216,625          276,585
REINVESTMENT
OF
DISTRIBUTIONS

 REDEEMED            (3,737,569)      (4,534,794)

 NET INCREASE        (311,903)        1,024,719
(DECREASE)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

             SIX MONTHS ENDED   YEAR ENDED     YEAR ENDED     YEARS ENDED           TEN MONTHS ENDED
             AUGUST 31, 1997    FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,          FEBRUARY 28,

SELECTED     (UNAUDITED)        1997           1996           1995           1994   1993
PER-SHARE
DATA



NET ASSET VALUE,     $ 82.94       $ 65.70     $ 48.23     $ 51.24     $ 53.29     $ 42.42
BEGINNING OF
PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET                  .32           .74         1.03        .76         .29         .33
INVESTMENT
INCOME D

 NET REALIZED         10.65         21.55       17.56       .87         5.02        14.30
AND
UNREALIZED
GAIN (LOSS)

 TOTAL FROM           10.97         22.29       18.59       1.63        5.31        14.63
INVESTMENT
OPERATIONS



LESS
DISTRIBUTIONS

 FROM NET             (.19)         (.63)       (.37)       (.79)       (.20)       (.51)
INVESTMENT
INCOME

 FROM NET             (3.46)        (4.56)      (.91)       (3.93)      (7.32)      (3.38)
REALIZED GAIN

 TOTAL                (3.65)        (5.19)      (1.28)      (4.72)      (7.52)      (3.89)
DISTRIBUTIONS

REDEMPTION FEES       .10           .14         .16         .08         .16         .13
ADDED TO PAID
IN CAPITAL

NET ASSET VALUE,     $ 90.36       $ 82.94     $ 65.70     $ 48.23     $ 51.24     $ 53.29
END OF PERIOD

TOTAL RETURN B, C     14.41%        35.54%      39.05%      4.72%       10.85%      36.46%

RATIOS AND
SUPPLEMENTAL
DATA

NET ASSETS, END      $ 436,407     $ 426,424   $ 270,466   $ 153,089   $ 116,195   $ 214,612
OF PERIOD
(000 OMITTED)

RATIO OF              1.32% A       1.45%       1.42%       1.56%       1.64%       1.54% A
EXPENSES TO
AVERAGE NET
ASSETS

RATIO OF              1.30% A, E    1.43% E     1.41% E     1.54% E     1.63% E     1.54% A
EXPENSES TO
AVERAGE NET
ASSETS AFTER
EXPENSE
REDUCTIONS

RATIO OF NET          .75% A        1.03%       1.78%       1.52%       .53%        .86% A
INVESTMENT
INCOME TO
AVERAGE NET
ASSETS

PORTFOLIO             56% A         80%         125%        107%        93%         100% A
TURNOVER RATE

AVERAGE              $ .0467       $ .0433
COMMISSION
RATE F


A ANNUALIZED B
 THE TOTAL RETURNS
WOULD HAVE BEEN
LOWER HAD CERTAIN
EXPENSES NOT
BEEN REDUCED
DURING THE PERIODS
SHOWN (SEE NOTE
8 OF NOTES TO
FINANCIAL
STATEMENTS). C
 TOTAL RETURNS DO
NOT INCLUDE THE
ONE TIME SALES
CHARGE AND FOR
PERIODS OF LESS
THAN ONE YEAR ARE
NOT
ANNUALIZED. D
NET INVESTMENT
INCOME PER SHARE
HAS BEEN
CALCULATED BASED
ON AVERAGE SHARES
OUTSTANDING
DURING THE
PERIOD. E FMR
OR THE FUND HAS
ENTERED INTO
VARYING
ARRANGEMENTS
WITH THIRD PARTIES
WHO EITHER PAID OR
REDUCED A PORTION
OF THE FUND'S
EXPENSES (SEE
NOTE 8 OF NOTES
TO FINANCIAL
STATEMENTS). F
 FOR FISCAL YEARS
BEGINNING ON OR
AFTER SEPTEMBER
1, 1995, A FUND
IS REQUIRED TO
DISCLOSE ITS
AVERAGE
COMMISSION RATE
PER SHARE FOR
SECURITY TRADES ON
WHICH
COMMISSIONS ARE
CHARGED. THIS
AMOUNT MAY VARY
FROM PERIOD TO
PERIOD AND FUND TO
FUND DEPENDING
ON THE MIX OF
TRADES EXECUTED IN
VARIOUS MARKETS
WHERE TRADING
PRACTICES AND
COMMISSION RATE
STRUCTURES MAY
DIFFER.

HOME FINANCE PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value), but does not include certain fees paid by shareholders upon exchange or redemption. If Fidelity had not reimbursed certain fund expenses, the past 10 year total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED             PAST 6   PAST 1   PAST 5    PAST 10
AUGUST 31, 1997           MONTHS   YEAR     YEARS     YEARS

HOME FINANCE              13.52%   52.38%   332.64%   672.17%

HOME FINANCE              10.12%   47.81%   319.66%   649.01%
(INCL. 3% SALES CHARGE)

S&P 500                   14.78%   40.65%   146.47%   266.19%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one, five or 10 years. You can compare the fund's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvestment of dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED             PAST 1   PAST 5   PAST 10
AUGUST 31, 1997           YEAR     YEARS    YEARS

HOME FINANCE              52.38%   34.04%   22.68%

HOME FINANCE              47.81%   33.22%   22.31%
(INCL. 3% SALES CHARGE)

S&P 500                   40.65%   19.77%   13.86%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19970831 19970909 115404 S00000000000001
             Home Finance                S&P 500
             00098                       SP001
  1987/08/31       9700.00                    10000.00
  1987/09/30       9077.64                     9781.00
  1987/10/31       7311.15                     7674.17
  1987/11/30       6713.93                     7041.82
  1987/12/31       7453.54                     7577.70
  1988/01/31       8352.46                     7896.72
  1988/02/29       8118.36                     8264.71
  1988/03/31       7893.63                     8009.33
  1988/04/30       8024.73                     8098.24
  1988/05/31       8015.36                     8168.69
  1988/06/30       8521.00                     8543.63
  1988/07/31       8670.82                     8511.17
  1988/08/31       8455.46                     8221.79
  1988/09/30       8886.19                     8572.04
  1988/10/31       9139.01                     8810.34
  1988/11/30       8680.19                     8684.35
  1988/12/31       8832.14                     8836.33
  1989/01/31       9572.90                     9483.15
  1989/02/28       9781.83                     9247.02
  1989/03/31       9829.32                     9462.47
  1989/04/30      10332.65                     9953.57
  1989/05/31      10779.01                    10356.69
  1989/06/30      10995.97                    10297.66
  1989/07/31      11379.11                    11227.54
  1989/08/31      12078.33                    11447.60
  1989/09/30      12528.51                    11400.66
  1989/10/31      10967.24                    11136.17
  1989/11/30      10612.84                    11363.35
  1989/12/31       9655.85                    11636.07
  1990/01/31       8855.37                    10855.29
  1990/02/28       9185.57                    10995.32
  1990/03/31       9205.58                    11286.70
  1990/04/30       8985.45                    11004.53
  1990/05/31       9835.96                    12077.47
  1990/06/30       9735.90                    11995.34
  1990/07/31       8895.39                    11956.96
  1990/08/31       7994.85                    10876.05
  1990/09/30       7304.43                    10346.39
  1990/10/31       6754.09                    10301.90
  1990/11/30       7484.54                    10967.40
  1990/12/31       8199.46                    11273.39
  1991/01/31       8983.75                    11764.91
  1991/02/28      10206.03                    12606.10
  1991/03/31      10674.57                    12911.17
  1991/04/30      11041.26                    12942.15
  1991/05/31      11499.61                    13501.25
  1991/06/30      10857.92                    12882.90
  1991/07/31      12019.08                    13483.24
  1991/08/31      12477.44                    13802.79
  1991/09/30      12375.58                    13572.29
  1991/10/31      12161.68                    13754.15
  1991/11/30      11601.47                    13199.86
  1991/12/31      13496.77                    14709.93
  1992/01/31      14826.86                    14436.32
  1992/02/29      15796.07                    14623.99
  1992/03/31      15527.99                    14338.83
  1992/04/30      15857.93                    14760.39
  1992/05/31      17425.17                    14832.71
  1992/06/30      17447.00                    14611.71
  1992/07/31      18304.87                    15209.33
  1992/08/31      17312.63                    14897.53
  1992/09/30      17591.70                    15073.32
  1992/10/31      17922.45                    15126.08
  1992/11/30      19762.24                    15641.88
  1992/12/31      21305.02                    15834.28
  1993/01/31      22833.54                    15967.28
  1993/02/28      23220.90                    16184.44
  1993/03/31      24047.98                    16525.93
  1993/04/30      22745.43                    16126.00
  1993/05/31      22356.17                    16558.18
  1993/06/30      22913.76                    16606.20
  1993/07/31      24386.64                    16539.77
  1993/08/31      25670.14                    17166.63
  1993/09/30      27311.35                    17034.45
  1993/10/31      27521.76                    17387.06
  1993/11/30      26290.85                    17221.88
  1993/12/31      27120.22                    17430.27
  1994/01/31      28307.57                    18022.90
  1994/02/28      27774.93                    17534.48
  1994/03/31      27253.38                    16769.97
  1994/04/30      28307.08                    16984.63
  1994/05/31      30053.00                    17263.18
  1994/06/30      30553.49                    16840.23
  1994/07/31      31228.58                    17392.59
  1994/08/31      32241.21                    18105.69
  1994/09/30      31135.46                    17662.10
  1994/10/31      29273.16                    18059.49
  1994/11/30      27760.03                    17401.77
  1994/12/31      27847.34                    17659.84
  1995/01/31      29074.56                    18117.75
  1995/02/28      31228.71                    18823.80
  1995/03/31      31176.49                    19379.29
  1995/04/30      32808.43                    19950.01
  1995/05/31      34753.69                    20747.42
  1995/06/30      35119.25                    21229.38
  1995/07/31      36529.24                    21933.35
  1995/08/31      39897.55                    21988.40
  1995/09/30      40733.10                    22916.31
  1995/10/31      39988.94                    22834.50
  1995/11/30      42195.32                    23836.93
  1995/12/31      42743.27                    24296.03
  1996/01/31      43911.93                    25123.07
  1996/02/29      44731.33                    25355.96
  1996/03/31      45752.22                    25600.14
  1996/04/30      45168.09                    25977.48
  1996/05/31      46174.89                    26647.44
  1996/06/30      46381.77                    26748.97
  1996/07/31      47209.28                    25567.20
  1996/08/31      49153.92                    26106.41
  1996/09/30      51636.44                    27575.68
  1996/10/31      55263.68                    28336.22
  1996/11/30      59401.22                    30478.15
  1996/12/31      58505.25                    29874.38
  1997/01/31      62306.15                    31740.93
  1997/02/28      65977.97                    31989.78
  1997/03/31      59867.84                    30675.32
  1997/04/30      61662.24                    32506.64
  1997/05/31      65794.48                    34485.64
  1997/06/30      71411.27                    36030.60
  1997/07/31      78129.99                    38897.55
  1997/08/29      74900.72                    36618.51
IMATRL PRASUN   SHR__CHT 19970831 19970909 115408 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Select Home Finance Portfolio on August 31, 1987, and the current maximum 3% sales charge was paid. As the chart shows, by August 31, 1997, the value of the investment would have grown to $74,901 - a 649.01% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $36,619 - a 266.19% increase. INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1997
                                         % OF FUND'S
                                         INVESTMENTS

WASHINGTON MUTUAL, INC.                  4.5

CHARTER ONE FINANCIAL CORP.              3.4

GREENPOINT FINANCIAL CORP.               3.0

AHMANSON (H.F.) & CO.                    2.6

DIME BANCORP., INC.                      2.5

TCF FINANCIAL CORP.                      2.5

ASTORIA FINANCIAL CORP.                  2.2

CHASE MANHATTAN CORP.                    2.2

COMMERCIAL FEDERAL CORP.                 2.1

PEOPLES HERITAGE FINANCIAL GROUP, INC.   2.1

TOP INDUSTRIES AS OF AUGUST 31, 1997
SAVINGS BANKS, FEDERAL
CHARTER 23.2%
NATIONAL COMMERCIAL
BANKS 18.9%
SAVINGS BANKS &
SAVINGS & LOANS 17.3%
MORTGAGE BANKERS 8.2%
FEDERAL & FEDERALLY SPONSORED
CREDIT AGENCIES 4.1%
ALL OTHERS 28.3%
ROW: 1, COL: 1, VALUE: 28.3
ROW: 1, COL: 2, VALUE: 4.1
ROW: 1, COL: 3, VALUE: 8.199999999999999
ROW: 1, COL: 4, VALUE: 17.3
ROW: 1, COL: 5, VALUE: 18.9
ROW: 1, COL: 6, VALUE: 23.2
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
HOME FINANCE PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



Bill Rubin,
Portfolio Manager of
Fidelity Select Home
Finance Portfolio
Q. HOW DID THE FUND PERFORM, BILL?
A. For the six-month period that ended August 31, 1997, the fund returned 13.52%. The Standard & Poor's 500 Index returned 14.78% in that same time. For the 12 months that ended August 31, 1997, the fund returned 52.38% while the index returned 40.65%.
Q. WHAT FACTORS INFLUENCED THE FUND'S PERFORMANCE?
A. The fund's performance was hurt early in the period - as the Federal Reserve Board raised interest rates in March - but has rebounded nicely from that point due to positive economic trends, a favorable backdrop in the mortgage finance industry and positive developments concerning individual companies. In the housing area, home prices in the U.S. continued to rise at a modest to healthy pace, supporting both mortgage loan business and credit quality. Many financial services companies - through smarter overall management - continued to improve their profit margins and returns, and experienced rapid earnings growth. Also, more dependable earnings, acquisitions, consolidation and stock buybacks played a key role in helping to support stock valuations.
Q. YOU MENTIONED THAT BUSINESS MANAGEMENT HAS IMPROVED. WHAT ARE THRIFTS AND BANKS DOING DIFFERENTLY?
A. Company managements are aggressively controlling operating expenses, improving efficiency and taking advantage of fee-income opportunities with customers. Managements also are scrutinizing more closely their lending practices, as well as decisions on how to redeploy capital. If they cannot make loans that will result in a higher profit margin or return, managements are using the capital to buy back their stock, which increases a company's earnings per share. Managements also are using this cash - as well as their stock - to acquire other companies. Ideally, because of excess capital and smarter decision-making, these companies are finding ways to simultaneously grow their loan business, make acquisitions and buy back stock.
Q. Q: CAN YOU DISCUSS THE RECENT TRANSACTION INVOLVING GREAT WESTERN, WASHINGTON MUTUAL AND AHMANSON AND EXPLAIN ITS EFFECT ON THE FUND?
A. Washington Mutual and Ahmanson engaged in a spirited bidding war for Great Western, an attractive West Coast thrift, with Washington Mutual emerging as the victor. The fund has held all three stocks for quite some time, and the takeover situation boosted the value of each
- it was a win/win/win proposition. Great Western's stock rose on the takeover valuation, while Washington Mutual's stock climbed on the prospects for cost savings and revenue enhancement. Ahmanson's stock rose as well, as its own prospects for strong earnings per share growth and future consolidation involvement played a role.
Q. WHICH INDIVIDUAL STOCKS CONTRIBUTED POSITIVELY TO PERFORMANCE? WERE THERE ANY DISAPPOINTMENTS?
A. Prior to its conversion to Washington Mutual stock, Great Western was a leading contributor to performance. I'd also add Charter One Financial, Greenpoint Financial, Ahmanson, Green Tree Financial and People's Heritage to the list of big pluses. On the down side, home equity lenders Cityscape and Aames Financial were disappointments.
Q. WHAT'S YOUR OUTLOOK?
A. The positive, near-term growth outlook for thrifts and banks should remain in place if companies continue the proactive management I've mentioned. In addition, continued acquisitions will keep the industry consolidation trend intact and should support the high valuations we've seen. In terms of the portfolio, I'm pleased with its current allocation and feel confident that the fund can continue to achieve solid returns.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


FUND FACTS
START DATE: December 16, 1985
FUND NUMBER: 098
TRADING SYMBOL: FSVLX
SIZE: as of August 31, 1997, more than
$1.3 billion
MANAGER: Bill Rubin, since 1996; manager,
Fidelity Select Defense & Aerospace Portfolio,
1994-1997; equity analyst, various industry sectors since 1994; joined Fidelity in 1994
(checkmark)
HOME FINANCE PORTFOLIO
INVESTMENTS AUGUST 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 95.6%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 0.6%
MISSILES & SPACE VEHICLES - 0.6%
Orbital Sciences Corp. (a)   380,100 $ 8,243,419  68556410
AUTOS, TIRES, & ACCESSORIES - 0.5%
AUTO DEALERS, GAS STATIONS - RETAIL - 0.5%
Ugly Duckling Corp. (a)   475,000  6,590,625  90351210
BANKS - 22.6%
COMMERCIAL BANKS, NEC - 0.1%
Norwalk Savings Society   35,000  1,220,625  66920410
NATIONAL COMMERCIAL BANKS - 18.9%
Advanta Corp.   150,000  4,968,750  00794210
Banc One Corp.   50,200  2,691,975  05943810
Bank of New York Co., Inc.   325,100  14,507,588  06405710
BankBoston Corp.   172,148  14,309,803  06605R10
BankAmerica Corp.   288,600  18,993,488  06605010
Chase Manhattan Corp.   257,500  28,630,781  16161A10
Citicorp  168,800  21,543,100  17303410
Comerica, Inc.   106,400  7,534,450  20034010
CoreStates Financial Corp.   79,900  4,913,850  21869510
First Savings Bank of Washington
 Bancorp, Inc.   87,000  2,153,250  33620W10
First Tennessee National Corp.   45,000  2,396,250  33716210
First Union Corp.   169,374  8,140,538  33735810
Mellon Bank Corp.   162,600  7,825,125  58550910
National City Corp.   106,721  6,029,737  63540510
NationsBank Corp.   305,300  18,127,188  63858510
Norwest Corp.   105,000  6,030,938  66938010
PNC Financial Corp.   145,000  6,271,250  69347510
Peoples Heritage Financial Group, Inc.   743,500  27,695,375  71114710
Republic New York Corp.   90,900  9,731,981  76071910
Riggs National Corp.   210,000  4,410,000  76657010
St. Francis Capital Corp.   10,000  337,500  78937410
SouthTrust Corp.   40,000  1,790,000  84473010
T.F. Financial Corp. (c)  245,400  4,723,950  87239110
U.S. Bancorp   83,400  7,302,713  90297310
Union Planters Corp.   195,203  10,004,154  90806810
UnionBanCal Corp.   51,900  4,012,519  90890610
Wells Fargo & Co.   23,900  6,076,575  94974010
  251,152,828
STATE BANKS FEDERAL RESERVE - 3.6%
Crestar Financial Corp.   100,732  4,532,161  22609110
North Fork Bancorp., Inc.   885,016  22,070,087  65942410
R&G Financial Corp. Class B (c)  185,000  6,752,500  74913610
T.R. Financial Corp.   354,600  9,795,825  87263010
Trust Co. of New Jersey  17,000  310,250  89830410
U.S. Trust Corp.   183,240  3,939,660  90290010
  47,400,483
TOTAL BANKS   299,773,936
CREDIT & OTHER FINANCE - 16.4%
BANK HOLDING COMPANY OFFICES - 3.7%
Fleet Financial Group, Inc.   106,400  6,856,150  33891510
Greenpoint Financial Corp.   656,600  40,421,938  39538410
Little Falls Bancorp, Inc.   110,000  1,911,250  53710110
  49,189,338
BUSINESS CREDIT - 0.2%
Federal Agricultural Mortgage Corp.
 Class C (non-vtg.) (a)  60,000  2,205,000  31314830

 SHARES VALUE (NOTE 1)
FINANCIAL SERVICES - 0.7%
ContiFinancial Corp. (a)   103,300 $ 3,395,988  21075V10
RCSB Financial, Inc.   95,000  4,643,125  74937110
Wilshire Financial Services Group, Inc. (a)  81,300  1,382,100
97186710
  9,421,213
MORTGAGE BANKERS - 8.2%
Aames Financial Corp.   882,450  15,718,641  00253A10
Cityscape Financial Corp. (a)  324,900  3,350,531  17877810
Countrywide Credit Industries, Inc.   219,600  7,397,775  22237210
Delta Financial Corp. (a)   413,300  8,136,844  24791810
First Alliance Mortgage Co. (a)   113,500  3,121,250  31793610
Homeside, Inc.   338,100  7,691,775  43760810
IMC Mortgage Co. (a)   270,000  4,505,625  44992310
Imperial Credit Industries (a)   227,000  4,227,875  45272910
Imperial Credit Mortgage
 Holdings, Inc.   177,800  4,389,438  45292210
Life Financial Corp.   209,200  3,582,550  53184P10
Long Beach Financial Corp.   858,600  9,766,575  54244610
Money Store, Inc.   489,800  13,959,300  60934T10
New Century Financial Corp.   143,400  2,419,875  64352D10
North American Mortgage Co.   383,200  9,915,300  65703710
Resource Bancshares Mortgage
 Group, Inc.   97,500  1,645,313  76119710
Southern Pacific Funding Corp. (a)   233,000  3,480,438  84357610
United Companies Financial Corp.   212,600  6,059,100  90987010
  109,368,205
PERSONAL CREDIT INSTITUTIONS - 3.6%
Associates First Capital Corp.   50,000  2,903,125  04600810
Beneficial Corp.   96,200  6,884,313  08172110
FIRSTPLUS Financial Group, Inc. (a)  280,600  12,907,600  33763B10
Green Tree Financial Corp.   575,100  25,268,456  39350510
  47,963,494
TOTAL CREDIT & OTHER FINANCE   218,147,250
FEDERAL SPONSORED CREDIT - 4.1%
FEDERAL & FEDERALLY SPONSORED CREDIT AGENCIES - 4.1%
Federal Home Loan
 Mortgage Corporation  720,600  23,464,538  31340030
Federal National
 Mortgage Association  588,900  25,911,600  31358610
SLM Holding Corp.   40,900  5,541,950  78442A10
  54,918,088
INSURANCE - 2.8%
INSURANCE BROKERS & SERVICES - 0.0%
Stewart Information Services Corp.   12,900  316,856  86037210
INSURANCE CARRIERS - 0.5%
MGIC Investment Corp.   120,000  6,037,500  55284810
LIFE INSURANCE - 0.7%
Providian Financial Corp.   102,500  3,818,125  74406A10
SunAmerica, Inc.   101,300  5,457,537  86693010
  9,275,662
PROPERTY-CASUALTY & REINSURANCE - 1.6%
PMI Group, Inc.   374,600  21,656,563  69344M10
TOTAL INSURANCE   37,286,581
LODGING & GAMING - 1.1%
HOTELS, MOTELS, & TOURIST COURTS - 1.1%
HFS, Inc. (a)   256,500  14,283,844  40418110
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
REAL ESTATE INVESTMENT TRUSTS - 2.5%
Capstead Mortgage Corp.   453,531 $ 11,905,189  14067E10
Criimi Mae, Inc.   92,000  1,535,250  22660310
INMC Mortgage Holdings, Inc.  150,000  3,590,625  44977L10
Ocwen Asset Investment Corp.   200,000  4,675,000  67574M10
Redwood Trust, Inc.   100,142  3,842,949  75807540
Thornburg Mortgage Asset Corp.   302,000  6,983,750  88521810
  32,532,763
SAVINGS & LOANS - 42.6%
SAVINGS BANKS & SAVINGS & LOANS - 17.3%
Andover Bancorp., Inc.   87,500  2,668,750  03425810
Astoria Financial Corp.   604,400  29,086,750  04626510
Bankers Corp.   79,500  2,245,875  06612010
Bay View Capital, Inc.   422,598  10,934,723  07262L10
BostonFed Bancorp, Inc.   11,535  217,723  10117810
Cameron Financial Corp.   110,000  1,911,250  13342510
Charter One Financial Corp.   833,000  45,294,375  16090310
Coast Savings Financial, Inc. (a)   276,800  12,750,100  19039M10
Commercial Federal Corp.   673,550  28,331,197  20164710
First Federal Savings & Loan Association   118,400  3,848,000
31994410
First Financial Corp. of Wisconsin  332,425  10,720,706  32022710
FirstFed Financial Corp. (a)   406,600  13,722,750  33790710
GA Financial, Inc.   292,700  5,488,125  36143710
Golden West Financial Corp.   6,800  559,725  38131710
MAF Bancorp., Inc.   150,000  4,612,500  55261R10
Pamrapo Bancorp, Inc.   35,000  726,250  69773810
Sovereign Bancorp., Inc.   969,020  15,019,810  84590510
TCF Financial Corp.   631,100  33,645,519  87227510
Webster Financial Corp.   118,600  6,270,975  94789010
Westcorp, Inc.   90,900  1,960,031  95790710
  230,015,134
SAVINGS BANKS, NO FEDERAL CHARTER - 2.1%
Acadiana Bancshares, Inc. (c)  153,300  3,295,950  00428010
Avondale Financial Corp. (a)(c)  297,700  4,242,225  05434110
Dime Financial Corp. (c)  262,800  7,424,100  25432H10
Downey Financial Corp.   129,250  2,859,656  26101810
ITLA Capital Corp. (a)  158,000  2,804,500  45056510
People's Bancshares, Inc.   102,500  1,716,875  70979510
SIS Bancorp., Inc.   189,200  5,534,100  78427E10
  27,877,406
SAVINGS BANKS, FEDERAL CHARTER - 23.2%
Affiliated Community Bancorp., Inc.   153,750  4,035,938  00818810
Ahmanson (H.F.) & Co.   684,600  34,743,450  00867710
Albank Financial Corp.   207,500  7,988,750  01204610
Bank Plus Corp. (a)  518,000  5,633,250  06444610
Bank United Corp. Class A  569,300  20,565,963  06541210
Carver Bancorp, Inc. (c)  142,000  1,757,250  14687510
Catskill Financial Corp.   80,000  1,310,000  14934810
CenFed Financial Corp.   132,270  4,364,910  15131U10
Citizens First Financial Corp. (a)(c)  174,700  2,751,525  17462310
Coastal Bancorp, Inc.   30,000  885,000  19041P10
D & N Financial Corp. (a)   65,000  1,210,625  23286410
Dime Community Bancorp, Inc.   475,900  9,339,538  25392210
Dime Bancorp., Inc.   1,747,100  33,740,869  25429Q10
First Bergen Bancorp (c)  235,000  4,171,250  31891510
First Defiance Financial Corp. (c) 457,900 6,754,025 32006W10 First Federal Bancshares of
 Arkansas, Inc.   75,000  1,575,000  32020F10
First Palm Beach Bancorp, Inc.   40,000  1,400,000  33589B10
Flagstar Bancorp, Inc. (c)  320,000  6,280,000  33793010
Golden State Bancorp  602,200  17,388,525  38119710
HF Bancorp, Inc. (a)   115,000  1,681,875  40391010
Haven Bancorp., Inc.   200,400  7,590,150  41935210

 SHARES VALUE (NOTE 1)
Long Island Bancorp., Inc.   488,300 $ 19,470,963  54266210
ML Bancorp, Inc.   138,900  2,847,450  55305M10
Ocean Financial Corp.   247,500  8,322,188  67490410
Ocwen Financial Corp.   50,000  2,134,375  67574610
PFF Bancorp, Inc. (a)  489,300  9,419,025  69331W10
Provident Financial Holdings, Inc. (a)  180,000  3,465,000  74386810
Quaker City Bancorp (a)   112,500  2,306,250  74731K10
RedFed Bancorp, Inc. (a)(c)  387,500  6,732,813  75734110
SGV Bancorp., Inc. (a)(c)  140,000  2,117,500  78422T10
Washington Federal, Inc.   575,280  15,676,380  93882410
Washington Mutual, Inc.   1,000,015  59,875,886  93932210
Yonkers Financial Corp.   85,000  1,476,875  98607310
  309,012,598
TOTAL SAVINGS & LOANS   566,905,138
SECURITIES INDUSTRY - 1.8%
SECURITY & COMMODITY BROKERS - 1.7%
Advest Group, Inc. (The)  100,100  2,277,275  00756610
Edwards (A.G.), Inc.   100,000  3,975,000  28176010
McDonald & Co. Investments, Inc.   99,300  4,381,613  58004710
Morgan Keegan, Inc.   130,000  3,323,125  61741010
Morgan Stanley Dean Witter Discover
 and Co.   150,000  7,218,750  61744644
Quick & Reilly Group, Inc. (The)  42,500  1,455,625  74837610
  22,631,388
SECURITY BROKERS & DEALERS - 0.1%
Interra Financial, Inc.   28,800  1,252,800  46069M10
TOTAL SECURITIES INDUSTRY   23,884,188
SERVICES - 0.6%
LEGAL SERVICES - 0.2%
Lawyers Title Corp.   104,100  2,901,788  52102910
MANAGEMENT CONSULTING SERVICES - 0.4%
Aresco, Inc. (a)   171,000  5,097,938  03190910
Firstmark Corp. (a)   103,400  180,950  33790820
  5,278,888
TOTAL SERVICES   8,180,676
TOTAL COMMON STOCKS
 (Cost $976,572,064)   1,270,746,508
CONVERTIBLE PREFERRED STOCKS - 0.7%
REAL ESTATE INVESTMENT TRUSTS - 0.7%
Criimi Mae, Inc. $2.71875  179,500  6,877,094  22660320
Walden Residential Properties, Inc.,
 Series B, $2.29  80,000  2,280,000  93121030
TOTAL CONVERTIBLE PREFERRED STOCKS
 (Cost $7,973,750)   9,157,094
CASH EQUIVALENTS - 3.7%
Taxable Central Cash Fund (b)
 (Cost $49,686,145)  49,686,145  49,686,145  31635A10
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $1,034,231,959)  $ 1,329,589,747
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.65%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3. Affiliated company (see Note 10 of Notes to Financial Statements) OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $389,848,620 and $355,109,533, respectively (see Note 3 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $142,929 for the period (see Note 4 of Notes to Financial Statements).
The fund participated in the bank borrowing program. The maximum loan and the average daily balances during the period for which loans were outstanding amounted to $6,191,000 and $3,951,400, respectively. The weighted average interest rate was 5.8% (see Note 7 of Notes to Financial Statements).
Transactions during the period with companies that are or were affiliates are as follows:
 PURCHASES SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Acadiana Bancshares, Inc.  $ - $ - $ 27,594 $ 3,295,950
Avondale Financial Corp.   667,400  1,284,963  -  4,242,225
Carver Bancorp, Inc.   -  -  7,100  1,757,250
Citizens First Financial Corp.   -  -  -  2,751,525
Dime Financial Corp.   -  96,563  52,560  7,424,100
First Bergen Bancorp   -  -  14,100  4,171,250
First Defiance Financial Corp.   -  282,813  76,464  6,754,025
Flagstar Bancorp, Inc.   270,000  -  -  6,280,000
R&G Financial Corp. Class B   985,625  -  12,904  6,752,500
RedFed Bancorp, Inc.   312,500  -  -  6,732,813
SGV Bancorp., Inc.   -  -  -  2,117,500
TF Financial Corp.   -  73,125  49,080  4,723,950
Wilshire Financial Services
 Group, Inc.   -  -  -  -
Totals $ 2,235,525 $ 1,737,464 $ 239,802 $ 57,003,088
INCOME TAX INFORMATION
At August 31, 1997, the aggregate cost of investment securities for income tax purposes was $1,034,578,609. Net unrealized appreciation aggregated $295,011,138, of which $309,980,053 related to appreciated investment securities and $14,968,915 related to depreciated investment securities.
HOME FINANCE PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31,
1997
(UNAUDITED)

ASSETS

INVESTMENT IN                       $ 1,329,589,747
SECURITIES, AT
VALUE
(COST
$1,034,231,
959) - SEE
ACCOMPANYIN
G SCHEDULE

RECEIVABLE FOR                       1,504,864
INVESTMENTS
SOLD

RECEIVABLE FOR                       3,503,098
FUND SHARES
SOLD

DIVIDENDS                            1,060,359
RECEIVABLE

INTEREST                             241,069
RECEIVABLE

REDEMPTION FEES                      7,028
RECEIVABLE

OTHER                                35,856
RECEIVABLES

 TOTAL ASSETS                        1,335,942,021

LIABILITIES

PAYABLE FOR           $ 29,756
INVESTMENTS
PURCHASED

PAYABLE FOR            13,529,714
FUND SHARES
REDEEMED

ACCRUED                676,701
MANAGEMENT
FEE

OTHER PAYABLES         696,050
AND
ACCRUED
EXPENSES

 TOTAL LIABILITIES                   14,932,221

NET ASSETS                          $ 1,321,009,800

NET ASSETS
CONSIST OF:

PAID IN CAPITAL                     $ 941,341,737

UNDISTRIBUTED                        4,169,881
NET INVESTMENT
INCOME

ACCUMULATED                          80,140,394
UNDISTRIBUTED
NET REALIZED
GAIN (LOSS) ON
INVESTMENTS
AND FOREIGN
CURRENCY
TRANSACTIONS

NET UNREALIZED                       295,357,788
APPRECIATION
(DEPRECIATION)
ON
INVESTMENTS

NET ASSETS, FOR                     $ 1,321,009,800
26,991,768
SHARES
OUTSTANDING

NET ASSET                            $48.94
VALUE AND
REDEMPTION
PRICE PER
SHARE
($1,321,009,
800 (DIVIDED BY)
26,991,768
SHARES)

MAXIMUM                              $50.45
OFFERING PRICE
PER SHARE
(100/97.00
OF $48.94)

STATEMENT OF OPERATIONS
 SIX MONTHS
ENDED AUGUST
31, 1997
(UNAUDITED)

INVESTMENT                         $ 9,699,840
INCOME
DIVIDENDS
(INCLUDING
$239,802
RECEIVED FROM
AFFILIATED
ISSUERS)

INTEREST                            1,380,458

 TOTAL INCOME                       11,080,298

EXPENSES

MANAGEMENT           $ 3,426,860
FEE

TRANSFER AGENT        3,147,844
FEES

ACCOUNTING FEES       390,061
AND EXPENSES

NON-INTERESTED        2,381
TRUSTEES'
COMPENSATION

CUSTODIAN FEES        37,967
AND EXPENSES

REGISTRATION FEES     49,401

AUDIT                 23,791

LEGAL                 2,379

INTEREST              3,195

MISCELLANEOUS         3,833

 TOTAL EXPENSES       7,087,712
BEFORE
REDUCTIONS

 EXPENSE              (101,863)     6,985,849
REDUCTIONS

NET INVESTMENT                      4,094,449
INCOME

REALIZED AND                        80,640,475
UNREALIZED
GAIN (LOSS)
NET REALIZED
GAIN (LOSS) ON
INVESTMENT
SECURITIES
(INCLUDING
REALIZED GAIN
OF $240,404
ON SALES OF
INVESTMENTS IN
AFFILIATED
ISSUERS)

CHANGE IN NET                       51,515,437
UNREALIZED
APPRECIATION
(DEPRECIATION)
ON INVESTMENT
SECURITIES

NET GAIN (LOSS)                     132,155,912

NET INCREASE                       $ 136,250,361
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                              $ 4,432,761
INFORMATION
SALES CHARGES
PAID TO FDC

 DEFERRED SALES                    $ 3,273
CHARGES
WITHHELD
 BY FDC

 EXCHANGE FEES                     $ 131,625
WITHHELD BY
FSC

 EXPENSE                           $ 90,480
REDUCTIONS
 DIRECTED
BROKERAGE
ARRANGEMENTS

  CUSTODIAN                         5,972
CREDITS

  TRANSFER                          5,411
AGENT CREDITS

                                   $ 101,863

STATEMENT OF CHANGES IN NET ASSETS
INCREASE         SIX MONTHS ENDED   YEAR ENDED
(DECREASE) IN    AUGUST 31, 1997    FEBRUARY 28,
NET ASSETS       (UNAUDITED)        1997

OPERATIONS          $ 4,094,449       $ 9,748,801
NET
INVESTMENT
INCOME

 NET REALIZED        80,640,475        116,726,321
GAIN (LOSS)

 CHANGE IN NET       51,515,437        155,888,034
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE        136,250,361       282,363,156
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

DISTRIBUTIONS TO     (3,115,273)       (6,671,424)
SHAREHOLDERS
FROM NET
INVESTMENT
INCOME

 FROM NET            (55,297,244)      (44,835,125)
REALIZED GAIN

 TOTAL               (58,412,517)      (51,506,549)
DISTRIBUTIONS

SHARE                560,037,727       1,276,779,331
TRANSACTIONS
NET PROCEEDS
FROM SALES OF
SHARES

 REINVESTMENT        57,568,932        50,762,550
OF
DISTRIBUTIONS

 COST OF SHARES      (552,210,699)     (999,588,979)
REDEEMED

 REDEMPTION          947,966           983,081
FEES

 NET INCREASE        66,343,926        328,935,983
(DECREASE)
IN NET
ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL              144,181,770       559,792,590
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 BEGINNING OF        1,176,828,030     617,035,440
PERIOD

 END OF PERIOD      $ 1,321,009,800   $ 1,176,828,030
(INCLUDING
UNDISTRIBUTE
D NET
INVESTMENT
INCOME OF
$4,169,88
1 AND
$4,942,44
1,
RESPECTIVELY)

OTHER
INFORMATION
SHARES

 SOLD                12,214,689        32,961,709

 ISSUED IN           1,467,475         1,354,504
REINVESTMENT
OF
DISTRIBUTIONS

 REDEEMED            (12,272,981)      (27,265,709)

 NET INCREASE        1,409,183         7,050,504
(DECREASE)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

             SIX MONTHS ENDED   YEAR ENDED     YEAR ENDED     YEARS ENDED           TEN MONTHS ENDED
             AUGUST 31, 1997    FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,          FEBRUARY 28,

SELECTED     (UNAUDITED)        1997           1996           1995           1994   1993
PER-SHARE
DATA



NET ASSET VALUE,     $ 46.00       $ 33.30       $ 23.92     $ 25.03     $ 22.18     $ 15.38
BEGINNING OF
PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET                  .16           .53           .53         .20         .03         .09
INVESTMENT
INCOME D

 NET REALIZED         5.37          14.60         9.72        2.34        4.15        6.80
AND
UNREALIZED
GAIN (LOSS)

 TOTAL FROM           5.53          15.13         10.25       2.54        4.18        6.89
INVESTMENT
OPERATIONS

LESS
DISTRIBUTIONS

 FROM NET             (.14)         (.32)         (.19)       (.12)       (.01)       (.01)
INVESTMENT
INCOME

 FROM NET             (2.49)        (2.16)        (.73)       (3.60)      (1.40)      (.28)
REALIZED GAIN

 TOTAL                (2.63)        (2.48)        (.92)       (3.72)      (1.41)      (.29)
DISTRIBUTIONS

REDEMPTION FEES       .04           .05           .05         .07         .08         .20
ADDED TO PAID
IN CAPITAL

NET ASSET VALUE,     $ 48.94       $ 46.00       $ 33.30     $ 23.92     $ 25.03     $ 22.18
END OF PERIOD

TOTAL RETURN B, C     13.52%        47.50%        43.24%      12.43%      19.61%      46.43%

RATIOS AND
SUPPLEMENTAL
DATA

NET ASSETS, END      $ 1,321,010   $ 1,176,828   $ 617,035   $ 229,924   $ 155,563   $ 337,903
OF PERIOD
(000 OMITTED)

RATIO OF              1.23% A       1.38%         1.35%       1.47%       1.58%       1.55% A
EXPENSES TO
AVERAGE NET
ASSETS

RATIO OF              1.21% A, E    1.34% E       1.32% E     1.45% E     1.58%       1.55% A
EXPENSES TO
AVERAGE NET
ASSETS AFTER
EXPENSE
REDUCTIONS

RATIO OF NET          .71% A        1.41%         1.80%       .80%        .11%        .61% A
INVESTMENT
INCOME TO
AVERAGE NET
ASSETS

PORTFOLIO             64% A         78%           81%         124%        95%         61% A
TURNOVER RATE

AVERAGE              $ .0410       $ .0417
COMMISSION
RATE F


A ANNUALIZED B
 THE TOTAL RETURNS
WOULD HAVE BEEN
LOWER HAD CERTAIN
EXPENSES NOT
BEEN REDUCED
DURING THE PERIODS
SHOWN (SEE NOTE
8 OF NOTES TO
FINANCIAL
STATEMENTS). C
 TOTAL RETURNS DO
NOT INCLUDE THE
ONE TIME SALES
CHARGE AND FOR
PERIODS OF LESS
THAN ONE YEAR ARE
NOT
ANNUALIZED. D
NET INVESTMENT
INCOME PER SHARE
HAS BEEN
CALCULATED BASED
ON AVERAGE SHARES
OUTSTANDING
DURING THE
PERIOD. E FMR
OR THE FUND HAS
ENTERED INTO
VARYING
ARRANGEMENTS
WITH THIRD PARTIES
WHO EITHER PAID OR
REDUCED A PORTION
OF THE FUND'S
EXPENSES (SEE
NOTE 8 OF NOTES
TO FINANCIAL
STATEMENTS). F
 FOR FISCAL YEARS
BEGINNING ON OR
AFTER SEPTEMBER
1, 1995, A FUND
IS REQUIRED TO
DISCLOSE ITS
AVERAGE
COMMISSION RATE
PER SHARE FOR
SECURITY TRADES ON
WHICH
COMMISSIONS ARE
CHARGED. THIS
AMOUNT MAY VARY
FROM PERIOD TO
PERIOD AND FUND TO
FUND DEPENDING
ON THE MIX OF
TRADES EXECUTED IN
VARIOUS MARKETS
WHERE TRADING
PRACTICES AND
COMMISSION RATE
STRUCTURES MAY
DIFFER.

INSURANCE PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value), but does not include certain fees paid by shareholders upon exchange or redemption. If Fidelity had not reimbursed certain fund expenses, the past five and past 10 year total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED             PAST 6   PAST 1   PAST 5    PAST 10
AUGUST 31, 1997           MONTHS   YEAR     YEARS     YEARS

INSURANCE                 18.70%   47.34%   165.95%   328.89%

INSURANCE                 15.14%   42.92%   157.97%   316.02%
(INCL. 3% SALES CHARGE)

S&P 500                   14.78%   40.65%   146.47%   266.19%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one, five or 10 years. You can compare the fund's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvestment of dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED             PAST 1   PAST 5   PAST 10
AUGUST 31, 1997           YEAR     YEARS    YEARS

INSURANCE                 47.34%   21.61%   15.67%

INSURANCE                 42.92%   20.87%   15.32%
(INCL. 3% SALES CHARGE)

S&P 500                   40.65%   19.77%   13.86%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19970831 19970909 115550 S00000000000001
             Insurance                   S&P 500
             00045                       SP001
  1987/08/31       9700.00                    10000.00
  1987/09/30       9700.00                     9781.00
  1987/10/31       7878.33                     7674.17
  1987/11/30       7325.60                     7041.82
  1987/12/31       7501.67                     7577.70
  1988/01/31       8078.72                     7896.72
  1988/02/29       8070.81                     8264.71
  1988/03/31       7881.10                     8009.33
  1988/04/30       7825.76                     8098.24
  1988/05/31       8039.19                     8168.69
  1988/06/30       8402.81                     8543.63
  1988/07/31       8442.34                     8511.17
  1988/08/31       8529.29                     8221.79
  1988/09/30       8821.77                     8572.04
  1988/10/31       8782.25                     8810.34
  1988/11/30       8592.53                     8684.35
  1988/12/31       8807.07                     8836.33
  1989/01/31       9476.57                     9483.15
  1989/02/28       9540.33                     9247.02
  1989/03/31       9763.50                     9462.47
  1989/04/30      10082.30                     9953.57
  1989/05/31      10138.09                    10356.69
  1989/06/30      10361.16                    10297.66
  1989/07/31      11231.25                    11227.54
  1989/08/31      11574.49                    11447.60
  1989/09/30      11734.14                    11400.66
  1989/10/31      12117.29                    11136.17
  1989/11/30      12444.57                    11363.35
  1989/12/31      12138.89                    11636.07
  1990/01/31      11108.53                    10855.29
  1990/02/28      11422.47                    10995.32
  1990/03/31      11366.12                    11286.70
  1990/04/30      10971.69                    11004.53
  1990/05/31      11977.89                    12077.47
  1990/06/30      12010.09                    11995.34
  1990/07/31      11833.00                    11956.96
  1990/08/31      10601.40                    10876.05
  1990/09/30       9683.74                    10346.39
  1990/10/31       9297.36                    10301.90
  1990/11/30      10528.95                    10967.40
  1990/12/31      10947.54                    11273.39
  1991/01/31      11535.16                    11764.91
  1991/02/28      12702.36                    12606.10
  1991/03/31      13539.53                    12911.17
  1991/04/30      13467.08                    12942.15
  1991/05/31      13805.16                    13501.25
  1991/06/30      12946.99                    12882.90
  1991/07/31      13427.72                    13483.24
  1991/08/31      13346.24                    13802.79
  1991/09/30      13476.60                    13572.29
  1991/10/31      13884.00                    13754.15
  1991/11/30      13761.78                    13199.86
  1991/12/31      14963.13                    14709.93
  1992/01/31      14946.78                    14436.32
  1992/02/29      15347.43                    14623.99
  1992/03/31      15126.66                    14338.83
  1992/04/30      14742.36                    14760.39
  1992/05/31      14938.60                    14832.71
  1992/06/30      15251.13                    14611.71
  1992/07/31      16115.24                    15209.33
  1992/08/31      15643.10                    14897.53
  1992/09/30      16471.57                    15073.32
  1992/10/31      17175.33                    15126.08
  1992/11/30      17763.29                    15641.88
  1992/12/31      18330.02                    15834.28
  1993/01/31      19096.40                    15967.28
  1993/02/28      19457.05                    16184.44
  1993/03/31      20484.90                    16525.93
  1993/04/30      19997.46                    16126.00
  1993/05/31      19482.38                    16558.18
  1993/06/30      19690.22                    16606.20
  1993/07/31      20376.98                    16539.77
  1993/08/31      21416.17                    17166.63
  1993/09/30      21488.46                    17034.45
  1993/10/31      20864.95                    17387.06
  1993/11/30      19590.82                    17221.88
  1993/12/31      19828.76                    17430.27
  1994/01/31      20096.05                    18022.90
  1994/02/28      19214.99                    17534.48
  1994/03/31      18314.13                    16769.97
  1994/04/30      18512.12                    16984.63
  1994/05/31      19363.48                    17263.18
  1994/06/30      19254.59                    16840.23
  1994/07/31      19610.97                    17392.59
  1994/08/31      20145.55                    18105.69
  1994/09/30      20006.95                    17662.10
  1994/10/31      19759.46                    18059.49
  1994/11/30      18759.61                    17401.77
  1994/12/31      19759.46                    17659.84
  1995/01/31      20472.23                    18117.75
  1995/02/28      21095.90                    18823.80
  1995/03/31      21432.48                    19379.29
  1995/04/30      21630.49                    19950.01
  1995/05/31      22106.54                    20747.42
  1995/06/30      22800.78                    21229.38
  1995/07/31      23485.10                    21933.35
  1995/08/31      24169.42                    21988.40
  1995/09/30      25369.46                    22916.31
  1995/10/31      24605.80                    22834.50
  1995/11/30      26073.62                    23836.93
  1995/12/31      26637.66                    24296.03
  1996/01/31      27413.32                    25123.07
  1996/02/29      27321.46                    25355.96
  1996/03/31      27015.28                    25600.14
  1996/04/30      26680.20                    25977.48
  1996/05/31      27219.40                    26647.44
  1996/06/30      27706.76                    26748.97
  1996/07/31      27094.97                    25567.20
  1996/08/31      28235.59                    26106.41
  1996/09/30      29614.71                    27575.68
  1996/10/31      31170.10                    28336.22
  1996/11/30      33088.42                    30478.15
  1996/12/31      32952.51                    29874.38
  1997/01/31      34306.28                    31740.93
  1997/02/28      35047.63                    31989.78
  1997/03/31      33156.65                    30675.32
  1997/04/30      35113.46                    32506.64
  1997/05/31      37693.18                    34485.64
  1997/06/30      40453.14                    36030.60
  1997/07/31      43866.48                    38897.55
  1997/08/29      41602.19                    36718.51
IMATRL PRASUN   SHR__CHT 19970831 19970909 115553 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Select Insurance Portfolio on August 31, 1987, and the current maximum 3% sales charge was paid. As the chart shows, by August 31, 1997, the value of the investment would have grown to $41,602 - a 316.02% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $36,619 - a 266.19% increase. INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1997
                                          % OF FUND'S
                                          INVESTMENTS

HARTFORD FINANCIAL SERVICES GROUP, INC.   4.5

ALLSTATE CORP.                            4.4

AMERICAN INTERNATIONAL GROUP, INC.        4.4

CIGNA CORP.                               4.0

SUNAMERICA, INC.                          3.4

AMERICAN BANKERS INSURANCE GROUP, INC.    3.2

PROGRESSIVE CORP.                         3.1

TRAVELERS GROUP, INC. (THE)               3.0

UNUM CORP.                                2.9

FRONTIER INSURANCE GROUP, INC.            2.7

TOP INDUSTRIES AS OF AUGUST 31, 1997
ROW: 1, COL: 1, VALUE: 14.4
ROW: 1, COL: 2, VALUE: 4.8
ROW: 1, COL: 3, VALUE: 5.8
ROW: 1, COL: 4, VALUE: 7.4
ROW: 1, COL: 5, VALUE: 21.5
ROW: 1, COL: 6, VALUE: 46.1
PROPERTY-CASUALTY &
REINSURANCE 46.1%
LIFE INSURANCE 21.5%
INSURANCE CARRIERS 7.4%
MULTI-LINE INSURANCE 5.8%
INSURANCE BROKERS & SERVICES 4.8%
ALL OTHERS 14.4%
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
INSURANCE PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



Thomas Allen,
Portfolio Manager of
Fidelity Select Insurance Portfolio
Q. HOW DID THE FUND PERFORM, TOM?
A. For the six months that ended on August 31, 1997, the fund had a total return of 18.70%. For the 12 months, the fund returned 47.34%. During the same periods, the Standard & Poor's 500 Index returned 14.78% and 40.65%, respectively.
Q. WHAT WAS THE INVESTMENT ENVIRONMENT LIKE DURING THIS PERIOD?
A. We've had the best of all worlds: good earnings and industry consolidation. We've also had a relatively benign interest-rate environment, which has been particularly important in the interest-rate-sensitive insurance industry. Both the property and casualty companies and the life insurance companies had strong earnings growth as well as price/earnings (P/E) expansion, as the market has been willing to pay more for their earnings.
Q. HOW DID PROPERTY AND CASUALTY COMPANIES DO IN THIS ENVIRONMENT?
A. They had relatively strong results, helped by modest claim losses. An absence of major storms helped this area, as well as limited automobile claim losses. Given this favorable loss pattern, companies with strong balance sheets have been able to release money from reserves set aside to cover losses and to treat this money as current income. The only area that could be better is revenue growth. The property and casualty industry is over-capitalized. When you have too much capital in this industry, you have too much capacity and you see price competition, which limits premium growth. So far, this hasn't shown up in earnings.
Q. HOW DID LIFE INSURANCE COMPANIES DO?
A. Life insurance companies have done well. They have continued to undergo consolidation, particularly among small- and mid-cap companies. Life companies also have experienced P/E multiple expansion and delivered strong earnings growth. They are now being seen as asset gatherers, similar to mutual fund companies, particularly because of the strength of annuities, which are a retirement savings product similar to mutual funds, but with an insurance wrapper.
Q. WHAT COMPANIES, IN PARTICULAR, CONTRIBUTED TO THE FUND'S STRONG
PERFORMANCE?
A. The fund had four small- and mid-cap companies that were taken over by larger companies, and this helped performance. The portfolio companies that were acquired were Equitable of Iowa, Integon, Western National and Unionamerica. We also were helped by the performance of large-cap companies, notably American International Group and two automobile insurers, Allstate Corporation and Progressive Corp.
(Ohio).
Q. WERE THERE ANY DISAPPOINTMENTS?
A. In hindsight, the main disappointment was the relatively poor performance of a handful of small specialty companies. Lately, though, the smaller-cap companies appeared to be gaining momentum.
Q. WHAT IS YOUR OUTLOOK, AND HOW DOES THIS OUTLOOK AFFECT YOUR
STRATEGY?
A. Insurance stocks are very interest-rate sensitive, more interest-rate sensitive than the market as a whole. Regardless of the individual company business prospects, if interest rates increase in the short term, I would expect this group to underperform because the stocks tend to trade like bond surrogates. Longer term, the outlook for the fund is to invest in good underwriters with top-line revenue growth. I am looking for growth at a reasonable price. In the property and casualty group, I'm also focusing on companies with strong balance sheets. As the pricing environment worsens, companies with strong balance sheets have greater ability to make good on their earnings estimates. Consolidation should continue among insurance companies, and the fund will be interested in selected acquisition candidates. THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
START DATE: DECEMBER 16, 1985
FUND NUMBER: 045
TRADING SYMBOL: FSPCX
SIZE: AS OF AUGUST 31, 1997, MORE THAN
$138 MILLION
MANAGER: TOM ALLEN, SINCE FEBRUARY 1997;
ANALYST, PROPERTY, CASUALTY AND MULTI-LINE
INSURANCE, SINCE 1995; JOINED FIDELITY IN 1995
(CHECKMARK)
INSURANCE PORTFOLIO
INVESTMENTS AUGUST 31, 1997 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 96.7%
 SHARES VALUE (NOTE 1)
CREDIT & OTHER FINANCE - 2.2%
FINANCIAL SERVICES - 1.8%
Equitable Companies, Inc.   23,000 $ 1,000,496  29444G10
Transamerica Corp.   15,600  1,537,575  89348510
  2,538,071
MORTGAGE BANKERS - 0.4%
Triad Guaranty, Inc. (a)  8,700  487,200  89592510
TOTAL CREDIT & OTHER FINANCE   3,025,271
HOLDING COMPANIES - 2.4%
Leucadia National Corp.   58,700  1,871,063  52728810
Partner Re Ltd.   36,400  1,446,900  70299522
  3,317,963
INSURANCE - 92.1%
ACCIDENT & HEALTH INSURANCE - 3.9%
Aetna, Inc.   30,200  2,882,213  00811710
Provident Companies, Inc.   17,400  1,133,175  74386210
UICI (a)  45,700  1,371,000  90273710
  5,386,388
INSURANCE BROKERS & SERVICES - 4.8%
Frontier Insurance Group, Inc.   107,780  3,772,300  35908110
Gallagher (Arthur J.) & Co.   34,900  1,247,675  36357610
Marsh & McLennan Companies, Inc.   13,800  941,850  57174810
Mutual Risk Management Ltd.   12,600  582,750  62835110
Poe & Associates, Inc.   2,200  81,950  73044410
  6,626,525
INSURANCE CARRIERS - 7.4%
AFLAC, Inc.   62,400  3,435,900  00105510
AMBAC, Inc.   28,100  2,270,831  02313910
Blanch E.W. Holdings, Inc.   52,400  1,539,250  09321010
MBIA, Inc.   13,217  1,496,825  55262C10
MGIC Investment Corp.   28,400  1,428,875  55284810
  10,171,681
LIFE INSURANCE - 21.5%
American Bankers Insurance Group, Inc.   66,000  4,356,000  02445610
American Heritage Life Investment Corp.   7,600  268,375  02652210
Amerus Life Holdings, Inc.   6,932  199,295  03073210
Amvestors Financial Corp.   24,600  581,175  03234330
Aon Corp.   54,100  2,755,719  03738910
Life USA Holding, Inc. (a)  64,500  975,563  53191820
Life RE Corp.   7,500  384,844  53216010
Penn Treaty American Corp. (a)  9,000  289,125  70787410
Protective Life Corp.   21,900  1,089,525  74367410
Providian Financial Corp.   100,200  3,732,450  74406A10
Reliastar Financial Corp.   25,474  1,904,182  75952U10
SunAmerica, Inc.   128,700  4,622,475  86693010
Torchmark Corp.   91,100  3,433,331  89102710
UNUM Corp.   95,500  3,939,375  90319210
Western National Corp.   35,100  978,413  95884510
  29,509,847
MULTI-LINE INSURANCE - 5.8%
American Financial Group, Inc.   44,500  1,924,625  02608W10
CIGNA Corp.   30,200  5,537,925  12550910
Exel Ltd.   8,400  460,950  30199F22
  7,923,500
PROPERTY-CASUALTY & REINSURANCE - 46.1%
Acceptance Insurance Co., Inc.   10,900  242,525  00430810
ACE Ltd.   40,200  3,341,625  00499G92
Allmerica Financial Corp.   6,300  260,663  01975410

 SHARES VALUE (NOTE 1)
Allstate Corp.   83,100 $ 6,071,494  02000210
American International Group, Inc.   64,000  6,040,000  02687410
Berkley (W.R.) Corp.   2,500  138,281  08442310
Capital Re Corp.   29,300  1,488,806  14043210
Chubb Corp. (The)  51,700  3,457,438  17123210
Enhance Financial Services Group Corp.   46,000  2,127,500  29331010
Executive Risk, Inc.   19,900  1,150,469  30158610
Fremont General Corp.   28,900  1,152,388  35728810
General Re Corp.   11,100  2,152,013  37056310
HCC Insurance Holdings Inc.   54,200  1,432,913  40413210
Hartford Financial Services Group, Inc.   77,900  6,212,525  41651510
Highlands Insurance Group, Inc. (a)  10,500  247,406  43103210
Horace Mann Educators Corp.   15,500  846,688  44032710
Mercury General Corp.   15,100  1,321,250  58940010
Mid Ocean Ltd.   17,900  1,015,825  59599D23
NAC Re Corp.   14,600  688,025  62890710
Old Republic International Corp.   41,500  1,491,406  68022310
PMI Group, Inc.   58,000  3,353,125  69344M10
Philadelphia Consolidated Holding
 Corp. (a)   34,000  1,406,750  71752810
Progressive Corp.   42,500  4,207,500  74331510
Reinsurance Group of America, Inc.   21,300  851,112  75935110
St. Paul Companies, Inc. (The)  11,600  851,150  79286010
Selective Insurance Group, Inc.   7,600  374,300  81630010
Transatlantic Holdings, Inc.   23,300  1,647,019  89352110
Travelers Group, Inc. (The)  64,566  4,099,941  89419010
USF&G Corp.   52,800  1,158,300  90329010
Terra Nova (Bermuda) Holdings Ltd.   33,800  764,725  90699Q22
Unionamerica Holdings PLC
 sponsored ADR  44,900  898,000  90904810
Vesta Insurance Group Corp.   56,000  2,761,500  92539110
  63,252,662
SURETY INSURANCE - 2.6%
Amerin Corp. (a)  8,000  185,000  03070X10
CapMAC Holdings, Inc.   80,000  2,220,000  14064910
MMI Companies, Inc.   36,300  909,769  55308710
Penn-America Group, Inc.   11,200  204,400  70724710
  3,519,169
TOTAL INSURANCE   126,389,772
TOTAL COMMON STOCKS
 (Cost $120,452,989)   132,733,006
CASH EQUIVALENTS - 3.3%
Taxable Central Cash Fund (b)
 (Cost $4,576,671)   4,576,671  4,576,671  31635A10
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $125,029,660)  $ 137,309,677
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.65%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage. OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $133,461,507 and $56,066,619, respectively (see Note 3 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $20,823 for the period (see Note 4 of Notes to Financial Statements).
INCOME TAX INFORMATION
At August 31, 1997, the aggregate cost of investment securities for income tax purposes was $125,061,650. Net unrealized appreciation aggregated $12,248,027, of which $13,762,059 related to appreciated investment securities and $1,514,032 related to depreciated investment securities.
INSURANCE PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31,
1997
(UNAUDITED)

ASSETS

INVESTMENT IN                       $ 137,309,677
SECURITIES, AT
VALUE
(COST
$125,029,66
0) - SEE
ACCOMPANYIN
G SCHEDULE

RECEIVABLE FOR                       8,685,482
INVESTMENTS
SOLD

RECEIVABLE FOR                       391,726
FUND SHARES
SOLD

DIVIDENDS                            118,536
RECEIVABLE

INTEREST                             29,083
RECEIVABLE

REDEMPTION FEES                      1,248
RECEIVABLE

 TOTAL ASSETS                        146,535,752

LIABILITIES

PAYABLE FOR           $ 8,027,961
FUND SHARES
REDEEMED

ACCRUED                79,784
MANAGEMENT
FEE

OTHER PAYABLES         130,753
AND
ACCRUED
EXPENSES

 TOTAL LIABILITIES                   8,238,498

NET ASSETS                          $ 138,297,254

NET ASSETS
CONSIST OF:

PAID IN CAPITAL                     $ 117,241,020

UNDISTRIBUTED                        7,556
NET INVESTMENT
INCOME

ACCUMULATED                          8,768,661
UNDISTRIBUTED
NET REALIZED
GAIN (LOSS) ON
INVESTMENTS
AND FOREIGN
CURRENCY
TRANSACTIONS

NET UNREALIZED                       12,280,017
APPRECIATION
(DEPRECIATION)
ON
INVESTMENTS

NET ASSETS, FOR                     $ 138,297,254
3,744,649
SHARES
OUTSTANDING

NET ASSET                            $36.93
VALUE AND
REDEMPTION
PRICE PER
SHARE
($138,297,2
54 (DIVIDED BY)
3,744,649
SHARES)

MAXIMUM                              $38.07
OFFERING PRICE
PER SHARE
(100/97.00
OF $36.93)

STATEMENT OF OPERATIONS
 SIX MONTHS
ENDED AUGUST
31, 1997
(UNAUDITED)

INVESTMENT                       $ 554,662
INCOME
DIVIDENDS

INTEREST                          188,198

 TOTAL INCOME                     742,860

EXPENSES

MANAGEMENT           $ 294,496
FEE

TRANSFER AGENT        321,066
FEES

ACCOUNTING FEES       52,964
AND EXPENSES

NON-INTERESTED        157
TRUSTEES'
COMPENSATION

CUSTODIAN FEES        7,599
AND EXPENSES

REGISTRATION FEES     60,252

AUDIT                 9,822

LEGAL                 95

MISCELLANEOUS         113

 TOTAL EXPENSES       746,564
BEFORE
REDUCTIONS

 EXPENSE              (8,880)     737,684
REDUCTIONS

NET INVESTMENT                    5,176
INCOME

REALIZED AND                      8,814,620
UNREALIZED
GAIN (LOSS)
NET REALIZED
GAIN (LOSS) ON
INVESTMENT
SECURITIES

CHANGE IN NET                     6,897,556
UNREALIZED
APPRECIATION
(DEPRECIATION)
ON INVESTMENT
SECURITIES

NET GAIN (LOSS)                   15,712,176

NET INCREASE                     $ 15,717,352
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                            $ 359,940
INFORMATION
SALES CHARGES
PAID TO FDC

 DEFERRED SALES                  $ 134
CHARGES
WITHHELD
 BY FDC

 EXCHANGE FEES                   $ 23,610
WITHHELD BY
FSC

 EXPENSE                         $ 8,776
REDUCTIONS
 DIRECTED
BROKERAGE
ARRANGEMENTS

  CUSTODIAN                       104
CREDITS

                                 $ 8,880

STATEMENT OF CHANGES IN NET ASSETS
INCREASE         SIX MONTHS ENDED   YEAR ENDED
(DECREASE) IN    AUGUST 31, 1997    FEBRUARY 28,
NET ASSETS       (UNAUDITED)        1997

OPERATIONS          $ 5,176         $ 17,362
NET
INVESTMENT
INCOME

 NET REALIZED        8,814,620       5,349,488
GAIN (LOSS)

 CHANGE IN NET       6,897,556       2,095,799
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE        15,717,352      7,462,649
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

DISTRIBUTIONS TO     -               (35,964)
SHAREHOLDERS
FROM NET
INVESTMENT
INCOME

 FROM NET            (1,679,356)     (1,652,709)
REALIZED GAIN

 TOTAL               (1,679,356)     (1,688,673)
DISTRIBUTIONS

SHARE                163,747,222     82,947,138
TRANSACTIONS
NET PROCEEDS
FROM SALES OF
SHARES

 REINVESTMENT        1,650,586       1,660,671
OF
DISTRIBUTIONS

 COST OF SHARES      (83,614,297)    (87,137,695)
REDEEMED

 REDEMPTION          108,874         129,084
FEES

 NET INCREASE        81,892,385      (2,400,802)
(DECREASE)
IN NET
ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL              95,930,381      3,373,174
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 BEGINNING OF        42,366,873      38,993,699
PERIOD

 END OF PERIOD      $ 138,297,254   $ 42,366,873
(INCLUDING
UNDISTRIBUTE
D NET
INVESTMENT
INCOME OF
$7,556 AND
$5,935,
RESPECTIVELY)

OTHER
INFORMATION
SHARES

 SOLD                4,697,329       2,922,405

 ISSUED IN           55,575          58,747
REINVESTMENT
OF
DISTRIBUTIONS

 REDEEMED            (2,307,248)     (3,138,702)

 NET INCREASE        2,445,656       (157,550)
(DECREASE)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

             SIX MONTHS ENDED   YEAR ENDED     YEAR ENDED     YEARS ENDED           TEN MONTHS ENDED
             AUGUST 31, 1997    FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,          FEBRUARY 28,

SELECTED     (UNAUDITED)        1997           1996           1995           1994   1993
PER-SHARE
DATA



NET ASSET VALUE,     $ 32.62       $ 26.77    $ 21.31    $ 19.41    $ 21.58    $ 18.03
BEGINNING OF
PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET                  -             .01        .06        .05        -          (.04)
INVESTMENT
INCOME (LOSS) D

 NET REALIZED         5.71          7.21       6.15       1.78       (.24)      5.12
AND
UNREALIZED
GAIN (LOSS)

 TOTAL FROM           5.71          7.22       6.21       1.83       (.24)      5.08
INVESTMENT
OPERATIONS

LESS
DISTRIBUTIONS

 FROM NET             -             (.03)      (.07)      -          (.01)      -
INVESTMENT
INCOME

 IN EXCESS OF         -             -          -          -          -          (.03)
NET INVESTMENT
INCOME

 FROM NET             (1.44)        (1.45)     (.72)      -          (1.96)     (1.71)
REALIZED GAIN

 TOTAL                (1.44)        (1.48)     (.79)      -          (1.97)     (1.74)
DISTRIBUTIONS

REDEMPTION FEES       .04           .11        .04        .07        .04        .21
ADDED TO PAID
IN CAPITAL

NET ASSET VALUE,     $ 36.93       $ 32.62    $ 26.77    $ 21.31    $ 19.41    $ 21.58
END OF PERIOD

TOTAL RETURN B, C     18.70%        28.28%     29.51%     9.79%      (1.24)%    31.98%

RATIOS AND
SUPPLEMENTAL
DATA

NET ASSETS, END      $ 138,297     $ 42,367   $ 38,994   $ 21,838   $ 18,419   $ 26,367
OF PERIOD
(000 OMITTED)

RATIO OF              1.49% A       1.82%      1.77%      2.36%      1.93%      2.49% A, F
EXPENSES TO
AVERAGE NET
ASSETS

RATIO OF              1.48% A, E    1.77% E    1.74% E    2.34% E    1.93%      2.49% A
EXPENSES TO
AVERAGE NET
ASSETS AFTER
EXPENSE
REDUCTIONS

RATIO OF NET          .01% A        .05%       .26%       .25%       (.02)%     (.26)% A
INVESTMENT
INCOME (LOSS)
TO AVERAGE NET
ASSETS

PORTFOLIO             122% A        142%       164%       265%       101%       81% A
TURNOVER RATE

AVERAGE              $ .0351       $ .0261
COMMISSION
RATE G


A ANNUALIZED B
 THE TOTAL RETURNS
WOULD HAVE BEEN
LOWER HAD CERTAIN
EXPENSES NOT
BEEN REDUCED
DURING THE PERIODS
SHOWN (SEE NOTE
8 OF NOTES TO
FINANCIAL
STATEMENTS). C
 TOTAL RETURNS DO
NOT INCLUDE THE
ONE TIME SALES
CHARGE AND FOR
PERIODS OF LESS
THAN ONE YEAR ARE
NOT
ANNUALIZED. D
NET INVESTMENT
INCOME (LOSS) PER
SHARE HAS BEEN
CALCULATED BASED
ON AVERAGE SHARES
OUTSTANDING
DURING THE
PERIOD. E FMR
OR THE FUND HAS
ENTERED INTO
VARYING
ARRANGEMENTS
WITH THIRD PARTIES
WHO EITHER PAID OR
REDUCED A PORTION
OF THE FUND'S
EXPENSES (SEE
NOTE 8 OF NOTES
TO FINANCIAL
STATEMENTS). F
 DURING THE
PERIOD, FMR
AGREED TO
REIMBURSE A
PORTION OF THE
FUND'S EXPENSES,
OR EXPENSES WERE
LIMITED IN
ACCORDANCE WITH A
STATE EXPENSE
LIMITATION.
WITHOUT THIS
REIMBURSEMENT,
THE FUND'S
EXPENSE RATIO
WOULD HAVE BEEN
HIGHER. G FOR
FISCAL YEARS
BEGINNING ON OR
AFTER SEPTEMBER
1, 1995, A FUND
IS REQUIRED TO
DISCLOSE ITS
AVERAGE
COMMISSION RATE
PER SHARE FOR
SECURITY TRADES ON
WHICH
COMMISSIONS ARE
CHARGED. THIS
AMOUNT MAY VARY
FROM PERIOD TO
PERIOD AND FUND TO
FUND DEPENDING
ON THE MIX OF
TRADES EXECUTED IN
VARIOUS MARKETS
WHERE TRADING
PRACTICES AND
COMMISSION RATE
STRUCTURES MAY
DIFFER.

REGIONAL BANKS PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value), but does not include certain fees paid by shareholders upon exchange or redemption. If Fidelity had not reimbursed certain fund expenses, the past 10 year total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED             PAST 6   PAST 1   PAST 5    PAST 10
AUGUST 31, 1997           MONTHS   YEAR     YEARS     YEARS

REGIONAL BANKS            11.93%   48.01%   246.06%   615.43%

REGIONAL BANKS            8.57%    43.57%   235.68%   593.97%
(INCL. 3% SALES CHARGE)

S&P 500                   14.78%   40.65%   146.47%   266.19%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one, five or 10 years. You can compare the fund's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvestment of dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED             PAST 1   PAST 5   PAST 10
AUGUST 31, 1997           YEAR     YEARS    YEARS

REGIONAL BANKS            48.01%   28.18%   21.75%

REGIONAL BANKS            43.57%   27.40%   21.38%
(INCL. 3% SALES CHARGE)

S&P 500                   40.65%   19.77%   13.86%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19970831 19970909 145939 S00000000000001
             Regional Banks              S&P 500
             00507                       SP001
  1987/08/31       9700.00                    10000.00
  1987/09/30       9448.55                     9781.00
  1987/10/31       7901.20                     7674.17
  1987/11/30       7649.75                     7041.82
  1987/12/31       8007.28                     7577.70
  1988/01/31       8574.25                     7896.72
  1988/02/29       8793.08                     8264.71
  1988/03/31       8992.02                     8009.33
  1988/04/30       8892.55                     8098.24
  1988/05/31       9051.70                     8168.69
  1988/06/30       9688.31                     8543.63
  1988/07/31       9738.04                     8511.17
  1988/08/31       9608.73                     8221.79
  1988/09/30       9976.77                     8572.04
  1988/10/31      10096.13                     8810.34
  1988/11/30       9847.46                     8684.35
  1988/12/31      10065.58                     8836.33
  1989/01/31      10704.67                     9483.15
  1989/02/28      10864.44                     9247.02
  1989/03/31      11759.16                     9462.47
  1989/04/30      12068.05                     9953.57
  1989/05/31      12994.72                    10356.69
  1989/06/30      12778.58                    10297.66
  1989/07/31      13915.88                    11227.54
  1989/08/31      14259.22                    11447.60
  1989/09/30      14377.24                    11400.66
  1989/10/31      13046.81                    11136.17
  1989/11/30      13025.35                    11363.35
  1989/12/31      12747.68                    11636.07
  1990/01/31      11599.13                    10855.29
  1990/02/28      12076.75                    10995.32
  1990/03/31      11781.08                    11286.70
  1990/04/30      11110.15                    11004.53
  1990/05/31      11883.43                    12077.47
  1990/06/30      11417.19                    11995.34
  1990/07/31      10723.51                    11956.96
  1990/08/31       9722.80                    10876.05
  1990/09/30       8540.15                    10346.39
  1990/10/31       8289.97                    10301.90
  1990/11/30       9393.02                    10967.40
  1990/12/31      10112.83                    11273.39
  1991/01/31      10783.93                    11764.91
  1991/02/28      11698.02                    12606.10
  1991/03/31      12357.55                    12911.17
  1991/04/30      13190.64                    12942.15
  1991/05/31      14046.88                    13501.25
  1991/06/30      13213.78                    12882.90
  1991/07/31      14313.00                    13483.24
  1991/08/31      15342.80                    13802.79
  1991/09/30      15041.96                    13572.29
  1991/10/31      15666.78                    13754.15
  1991/11/30      14949.39                    13199.86
  1991/12/31      16766.35                    14709.93
  1992/01/31      17815.01                    14436.32
  1992/02/29      19253.86                    14623.99
  1992/03/31      18985.60                    14338.83
  1992/04/30      20095.23                    14760.39
  1992/05/31      20948.79                    14832.71
  1992/06/30      21157.82                    14611.71
  1992/07/31      21182.36                    15209.33
  1992/08/31      20053.29                    14897.53
  1992/09/30      20986.00                    15073.32
  1992/10/31      21881.89                    15126.08
  1992/11/30      23673.68                    15641.88
  1992/12/31      24901.79                    15834.28
  1993/01/31      25939.36                    15967.28
  1993/02/28      26746.37                    16184.44
  1993/03/31      27886.42                    16525.93
  1993/04/30      26450.81                    16126.00
  1993/05/31      26192.25                    16558.18
  1993/06/30      27653.12                    16606.20
  1993/07/31      27730.69                    16539.77
  1993/08/31      28118.53                    17166.63
  1993/09/30      29088.13                    17034.45
  1993/10/31      27523.84                    17387.06
  1993/11/30      26657.66                    17221.88
  1993/12/31      27683.94                    17430.27
  1994/01/31      29298.45                    18022.90
  1994/02/28      28475.37                    17534.48
  1994/03/31      28000.51                    16769.97
  1994/04/30      29484.27                    16984.63
  1994/05/31      30957.69                    17263.18
  1994/06/30      30188.95                    16840.23
  1994/07/31      30989.72                    17392.59
  1994/08/31      31790.49                    18105.69
  1994/09/30      29900.67                    17662.10
  1994/10/31      29772.55                    18059.49
  1994/11/30      27850.71                    17401.77
  1994/12/31      27744.35                    17659.84
  1995/01/31      29141.79                    18117.75
  1995/02/28      30692.61                    18823.80
  1995/03/31      30948.24                    19379.29
  1995/04/30      31715.13                    19950.01
  1995/05/31      33794.25                    20747.42
  1995/06/30      34220.30                    21229.38
  1995/07/31      35549.58                    21933.35
  1995/08/31      36878.85                    21988.40
  1995/09/30      38548.97                    22916.31
  1995/10/31      38361.51                    22834.50
  1995/11/30      40559.92                    23836.93
  1995/12/31      40719.75                    24296.03
  1996/01/31      42051.04                    25123.07
  1996/02/29      43258.08                    25355.96
  1996/03/31      44536.12                    25600.14
  1996/04/30      44155.79                    25977.48
  1996/05/31      44902.35                    26647.44
  1996/06/30      44556.38                    26748.97
  1996/07/31      44629.22                    25567.20
  1996/08/31      46887.08                    26106.41
  1996/09/30      49199.57                    27575.68
  1996/10/31      52349.65                    28336.22
  1996/11/30      56774.34                    30478.15
  1996/12/31      55332.66                    29874.38
  1997/01/31      59413.19                    31740.93
  1997/02/28      62001.30                    31989.78
  1997/03/31      57826.32                    30675.32
  1997/04/30      60962.36                    32506.64
  1997/05/31      63109.05                    34485.64
  1997/06/30      66699.54                    36030.60
  1997/07/31      73880.53                    38897.55
  1997/08/29      69397.16                    36618.51
IMATRL PRASUN   SHR__CHT 19970831 19970909 145959 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Select Regional Banks Portfolio on August 31, 1987, and the current maximum 3% sales charge was paid. As the chart shows, by August 31, 1997, the value of the investment would have grown to $69,397 - a 593.97% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $36,619 - a 266.19% increase. INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1997
                             % OF FUND'S
                             INVESTMENTS

BANKAMERICA CORP.            7.5

U.S. BANCORP                 6.3

BANK OF NEW YORK CO., INC.   5.5

NATIONSBANK CORP.            5.4

FIRST CHICAGO NBD CORP.      5.3

CITICORP                     5.2

WELLS FARGO & CO.            5.1

BANC ONE CORP.               4.0

FIRST UNION CORP.            3.9

COMERICA, INC.               3.9

TOP REGIONS AS OF AUGUST 31, 1997
WEST 17.3%
NORTHEAST 13.8%
MIDWEST 15.1%
MULTI-REGIONAL 11.6%
MONEY CENTER 11.5%
ALL OTHERS 30.8%
ROW: 1, COL: 1, VALUE: 30.8
ROW: 1, COL: 2, VALUE: 11.5
ROW: 1, COL: 3, VALUE: 11.6
ROW: 1, COL: 4, VALUE: 15.1
ROW: 1, COL: 5, VALUE: 13.8
ROW: 1, COL: 6, VALUE: 17.3
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
REGIONAL BANKS PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



John Avery,
Portfolio Manager of
Fidelity Select Regional Banks Portfolio
Q. HOW DID THE FUND PERFORM, JOHN?
A. For the six-month period that ended August 31, 1997, the fund returned 11.93%. The Standard & Poor's 500 Index returned 14.78% in that same time span. For the 12 months ended August 31, 1997, the fund returned 48.01%, while the S&P returned 40.65%.
Q. WHAT FACTORS INFLUENCED THE FUND'S PERFORMANCE?
A. Though the fund trailed its index over the past six months, I would still characterize the past six months as being a positive period for bank stocks. While the interest-rate hike by the Federal Reserve Board in March hurt the sector, the same climate I've mentioned in previous reports remained intact. Banks continued to generate strong earnings growth - some have been able to produce revenue growth two to three times greater than their expenses - and they've done so on a consistent basis. The market has begun to realize this consistency, and investors have displayed prolonged confidence in the sector.
Q. HOW HAVE BANKS BEEN ABLE TO SUSTAIN THIS GROWTH?
A. Bank stocks typically do well amidst the economic backdrop we've seen over the past couple years, namely moderate growth and nonexistent inflation. These conditions are conducive to better borrowing demand from both businesses and consumers, and have resulted in increased cash flows within the industry. Another factor is the increasingly proactive role bank managements are playing. In the past, the conditions I just mentioned would often get banks into hot water. They'd often take their excess cash and use it to generate more loan business. In doing so, though, banks would often lower their credit-quality requirements. This time around, speculative lending has taken a backseat. Instead, banks are being more disciplined in their lending processes, are buying back their own shares and many are making huge investments in technology, which can increase efficiency and lower costs.
Q. SCANNING THE FUND'S TOP 20 POSITIONS, TWO THOUGHTS COME TO MIND: 1) YOU'VE DEVOTED MORE OF THE FUND'S ASSETS TO THESE TOP NAMES, AND 2) THE FUND HAS A DECIDED BIAS TOWARD LARGER BANKS . . .
A. Both issues are actually intertwined. As the fund's assets have increased, I've made larger bets in the top 20 positions because those are the names with which I'm most comfortable. At the end of the period, in fact, approximately 75% of the fund's assets were allocated among the top 20 exposures. The majority of these positions also happen to be large-cap banks, or those with market capitalizations of $5 billion or more. In this industry, where the ability to cut costs and make large technology investments is essential, the bigger banks often have a leg up on their smaller counterparts.
Q. WHICH INDIVIDUAL STOCKS CONTRIBUTED POSITIVELY TO PERFORMANCE? WERE THERE ANY DISAPPOINTMENTS?
A. BankAmerica and US Bancorp performed extremely well, as both banks benefited from favorable regional economies. BankAmerica rode the economic wave in California while US Bancorp boasted significant exposure in the bustling Pacific Northwest area. Other stocks that did well included Comerica and American Express. On the downside, Wells-Fargo was the biggest disappointment. The company acquired a bank in California just over a year ago and everything that could go wrong seems to have gone wrong.
Q. WHAT'S YOUR OUTLOOK?
A. Not to sound boring, but I think we're in for more of the same. I don't see anything on the horizon that would upset the economic conditions we've seen, and I think bank managements will continue to stress internal efficiency. I don't have any reason to believe that the good growth we've seen can't be sustained.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


FUND FACTS
START DATE: June 30, 1986
FUND NUMBER: 507
TRADING SYMBOL: FSRBX
SIZE: as of August 31, 1997, more than
$971 million
MANAGER: John Avery, since 1996; manager,
Fidelity Select Chemicals Portfolio,
1995-1997; joined Fidelity in 1994
(checkmark)
REGIONAL BANKS PORTFOLIO
INVESTMENTS AUGUST 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 95.9%
 SHARES VALUE (NOTE 1)
BANKS - 84.0%
INTERNATIONAL - 4.2%
Allied Irish Bank sponsored ADR  88,900 $ 4,467,225  01922840
Bank of Nova Scotia   183,000  7,905,495  06414910
Canadian Imperial Bank of Commerce 399,700 10,354,325 13606910 HSBC Holdings PLC 194,825 5,834,393 42199192
National Bank of Canada  300,000  3,869,573  63306710
Royal Bank of Canada  188,600  8,854,109  78008710
  41,285,120
MID-ATLANTIC - 0.9%
Crestar Financial Corp.   30,466  1,361,449  22609110
HUBCO, Inc.   5,565  170,428  40438210
PNC Financial Corp.   164,800  7,127,600  69347510
  8,659,477
MIDWEST - 15.1%
Banc One Corp.   735,273  39,429,015  05943810
Charter One Financial Corp.   20,400  1,109,250  16090310
Comerica, Inc.   535,900  37,948,419  20034010
Fifth Third Bancorp  28,950  1,693,575  31677310
KeyCorp.   22,200  1,345,875  49326710
National City Corp.   369,809  20,894,209  63540510
Northern Trust Corp.   243,500  12,935,938  66585910
Norwest Corp.   419,700  24,106,519  66938010
Star Banc Corp.   196,300  8,870,306  85508310
  148,333,106
NORTHEAST - 13.8%
Bank of New York Co., Inc.   1,214,848  54,212,592  06405710
Bankers Trust New York Corp.   14,300  1,483,625  06636510
Chase Manhattan Corp.   295,300  32,833,669  16161A10
Mellon Bank Corp.   602,000  28,971,250  58550910
North Fork Bancorp., Inc.   295,200  7,361,550  65942410
State Street Corp.   197,800  9,865,275  85747710
  134,727,961
SOUTHEAST - 9.6%
Barnett Banks, Inc.   190,400  12,971,000  06805510
First Tennessee National Corp.   189,700  10,101,525  33716210
First Union Corp.   796,600  38,286,588  33735810
Meritor Savings Bank (a)  51,100  103,797  59000710
Popular, Inc.   517,302  22,373,312  73317410
SunTrust Banks, Inc.   50,900  3,181,250  86791410
Synovus Financial Corp.   131,450  3,442,347  87161C10
Union Planters Corp.   66,200  3,392,750  90806810
  93,852,569
WEST - 17.3%
BankAmerica Corp.   1,109,200  72,999,225  06605010
First Security Corp.   209,750  5,925,438  33629410
Silicon Valley Bancshares (a)  87,300  4,692,375  82706410
UnionBanCal Corp.   16,900  1,306,581  90890610
Washington Mutual, Inc.   200,600  12,010,920  93932210
Wells Fargo & Co.   197,166  50,129,456  94974010
Westamerica Bancorporation  65,000  5,330,000  95709010
Zions Bancorp  427,300  16,557,875  98970110
  168,951,870
MONEY CENTER - 11.5%
BankBoston Corp.   122,400  10,174,500  06605R10
Citicorp  396,700  50,628,838  17303410
First Chicago NBD Corp.   719,300  51,609,775  31945A10
  112,413,113

 SHARES VALUE (NOTE 1)
MULTI-REGIONAL - 11.6%
NationsBank Corp.   889,036 $ 52,786,513  63858510
U.S. Bancorp  699,232  61,226,502  90297310
  114,013,015
TOTAL BANKS   822,236,231
CREDIT & OTHER FINANCE - 11.8%
BANK HOLDING COMPANY OFFICES - 1.9%
Fleet Financial Group, Inc.   284,367  18,323,899  33891510
FINANCIAL SERVICES - 3.2%
American Express Co.   411,400  31,986,350  02581610
PERSONAL CREDIT INSTITUTIONS - 6.7%
Associates First Capital Corp.   493,700  28,665,456  04600810
Beneficial Corp.   200,400  14,341,125  08172110
Household International, Inc.   176,600  19,591,563  44181510
MBNA Corp.   84,000  3,228,750  55262L10
  65,826,894
TOTAL CREDIT & OTHER FINANCE   116,137,143
INSURANCE - 0.1%
SURETY INSURANCE - 0.1%
Centris Group, Inc.   44,700  991,781  15590410
TOTAL COMMON STOCKS
 (Cost $703,625,100)   939,365,155
CASH EQUIVALENTS - 4.1%
Taxable Central Cash Fund (b)
 (Cost $39,859,566)  39,859,566  39,859,566  31635A10
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $743,484,666)  $ 979,224,721
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.65%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage. OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $250,758,600 and $109,932,438, respectively (see Note 3 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $36,419 for the period (see Note 4 of Notes to Financial Statements).
The fund participated in the securities lending program. At the end of the period, there were no loans outstanding (see Note 6 of Notes to Financial Statements).
INCOME TAX INFORMATION
At August 31, 1997, the aggregate cost of investment securities for income tax purposes was $743,942,536. Net unrealized appreciation aggregated $235,282,185, of which $247,854,805 related to appreciated investment securities and $12,572,620 related to depreciated investment securities.
REGIONAL BANKS PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31,
1997
(UNAUDITED)

ASSETS

INVESTMENT IN                        $ 979,224,721
SECURITIES, AT
VALUE
(COST
$743,484,66
6) - SEE
ACCOMPANYIN
G SCHEDULE

RECEIVABLE FOR                        19,999
INVESTMENTS
SOLD

RECEIVABLE FOR                        2,051,785
FUND SHARES
SOLD

DIVIDENDS                             1,602,093
RECEIVABLE

INTEREST                              208,083
RECEIVABLE

REDEMPTION FEES                       2,839
RECEIVABLE

OTHER                                 94
RECEIVABLES

 TOTAL ASSETS                         983,109,614

LIABILITIES

PAYABLE FOR           $ 10,964,541
FUND SHARES
REDEEMED

ACCRUED                504,612
MANAGEMENT
FEE

OTHER PAYABLES         580,623
AND
ACCRUED
EXPENSES

 TOTAL LIABILITIES                    12,049,776

NET ASSETS                           $ 971,059,838

NET ASSETS
CONSIST OF:

PAID IN CAPITAL                      $ 702,228,371

UNDISTRIBUTED                         4,962,366
NET INVESTMENT
INCOME

ACCUMULATED                           28,129,102
UNDISTRIBUTED
NET REALIZED
GAIN (LOSS) ON
INVESTMENTS
AND FOREIGN
CURRENCY
TRANSACTIONS

NET UNREALIZED                        235,739,999
APPRECIATION
(DEPRECIATION)
ON
INVESTMENTS
AND ASSETS
AND LIABILITIES
IN
FOREIGN
CURRENCIES

NET ASSETS, FOR                      $ 971,059,838
26,580,829
SHARES
OUTSTANDING

NET ASSET                             $36.53
VALUE AND
REDEMPTION
PRICE PER
SHARE
($971,059,8
38 (DIVIDED BY)
26,580,829
SHARES)

MAXIMUM                               $37.66
OFFERING PRICE
PER SHARE
(100/97.00
OF $36.53)

STATEMENT OF OPERATIONS
 SIX MONTHS
ENDED AUGUST
31, 1997
(UNAUDITED)

INVESTMENT                         $ 9,118,370
INCOME
DIVIDENDS

INTEREST                            1,659,356
(INCLUDING
INCOME ON
SECURITIES
LOANED OF
$31,954)

 TOTAL INCOME                       10,777,726

EXPENSES

MANAGEMENT           $ 2,712,207
FEE

TRANSFER AGENT        2,684,032
FEES

ACCOUNTING AND        355,698
SECURITY
LENDING FEES

NON-INTERESTED        1,864
TRUSTEES'
COMPENSATION

CUSTODIAN FEES        18,803
AND EXPENSES

REGISTRATION FEES     15,973

AUDIT                 20,640

LEGAL                 1,461

MISCELLANEOUS         3,147

 TOTAL EXPENSES       5,813,825
BEFORE
REDUCTIONS

 EXPENSE              (47,310)      5,766,515
REDUCTIONS

NET INVESTMENT                      5,011,211
INCOME

REALIZED AND
UNREALIZED
GAIN (LOSS)
NET REALIZED
GAIN (LOSS) ON:

 INVESTMENT           28,737,363
SECURITIES

 FOREIGN              (9,298)       28,728,065
CURRENCY
TRANSACTIONS

CHANGE IN NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
ON:

 INVESTMENT           61,722,824
SECURITIES

 ASSETS AND           (188)         61,722,636
LIABILITIES IN
 FOREIGN
CURRENCIES

NET GAIN (LOSS)                     90,450,701

NET INCREASE                       $ 95,461,912
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                              $ 3,791,454
INFORMATION
SALES CHARGES
PAID TO FDC

 DEFERRED SALES                    $ 2,844
CHARGES
WITHHELD
 BY FDC

 EXCHANGE FEES                     $ 125,175
WITHHELD BY
FSC

 EXPENSE                           $ 41,812
REDUCTIONS
 DIRECTED
BROKERAGE
ARRANGEMENTS

  CUSTODIAN                         654
CREDITS

  TRANSFER                          4,844
AGENT CREDITS

                                   $ 47,310

STATEMENT OF CHANGES IN NET ASSETS
INCREASE         SIX MONTHS ENDED   YEAR ENDED
(DECREASE) IN    AUGUST 31, 1997    FEBRUARY 28,
NET ASSETS       (UNAUDITED)        1997

OPERATIONS          $ 5,011,211      $ 5,674,368
NET
INVESTMENT
INCOME

 NET REALIZED        28,728,065       27,631,220
GAIN (LOSS)

 CHANGE IN NET       61,722,636       124,368,117
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE        95,461,912       157,673,705
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

DISTRIBUTIONS TO     (725,360)        (4,305,859)
SHAREHOLDERS
FROM NET
INVESTMENT
INCOME

 FROM NET            (3,384,646)      (22,112,110)
REALIZED GAIN

 TOTAL               (4,110,006)      (26,417,969)
DISTRIBUTIONS

SHARE                505,311,058      797,514,088
TRANSACTIONS
NET PROCEEDS
FROM SALES OF
SHARES

 REINVESTMENT        4,026,132        25,807,948
OF
DISTRIBUTIONS

 COST OF SHARES      (468,429,577)    (432,510,460)
REDEEMED

 REDEMPTION          848,643          706,766
FEES

 NET INCREASE        41,756,256       391,518,342
(DECREASE)
IN NET
ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL              133,108,162      522,774,078
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 BEGINNING OF        837,951,676      315,177,598
PERIOD

 END OF PERIOD      $ 971,059,838    $ 837,951,676
(INCLUDING
UNDISTRIBUTE
D NET
INVESTMENT
INCOME OF
$4,962,36
6 AND
$2,586,44
3,
RESPECTIVELY)

OTHER
INFORMATION
SHARES

 SOLD                14,846,412       27,686,494

 ISSUED IN           132,875          968,599
REINVESTMENT
OF
DISTRIBUTIONS

 REDEEMED            (13,926,818)     (16,057,387)

 NET INCREASE        1,052,469        12,597,706
(DECREASE)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

             SIX MONTHS ENDED   YEAR ENDED     YEAR ENDED     YEARS ENDED           TEN MONTHS ENDED
             AUGUST 31, 1997    FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,          FEBRUARY 28,

SELECTED     (UNAUDITED)        1997           1996           1995           1994   1993
PER-SHARE
DATA



NET ASSET VALUE,     $ 32.82       $ 24.37     $ 18.01     $ 17.99     $ 20.88    $ 16.48
BEGINNING OF
PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET                  .19           .37         .52         .37         .19        .16
INVESTMENT
INCOME D

 NET REALIZED         3.66          9.70        6.78        .87         .93        5.09
AND
UNREALIZED
GAIN (LOSS)

 TOTAL FROM           3.85          10.07       7.30        1.24        1.12       5.25
INVESTMENT
OPERATIONS

LESS
DISTRIBUTIONS

 FROM NET             (.03)         (.27)       (.25)       (.29)       (.15)      (.11)
INVESTMENT
INCOME

 FROM NET             (.14)         (1.40)      (.72)       (.98)       (3.92)     (.81)
REALIZED GAIN

 TOTAL                (.17)         (1.67)      (.97)       (1.27)      (4.07)     (.92)
DISTRIBUTIONS

REDEMPTION FEES       .03           .05         .03         .05         .06        .07
ADDED TO PAID
IN CAPITAL

NET ASSET VALUE,     $ 36.53       $ 32.82     $ 24.37     $ 18.01     $ 17.99    $ 20.88
END OF PERIOD

TOTAL RETURN B, C     11.93%        43.33%      40.94%      7.79%       6.46%      33.10%

RATIOS AND
SUPPLEMENTAL
DATA

NET ASSETS, END      $ 971,060     $ 837,952   $ 315,178   $ 164,603   $ 97,429   $ 315,520
OF PERIOD
(000 OMITTED)

RATIO OF              1.27% A       1.46%       1.41%       1.58%       1.62%      1.49% A
EXPENSES TO
AVERAGE NET
ASSETS

RATIO OF              1.26% A, E    1.45% E     1.40% E     1.56% E     1.60% E    1.49% A
EXPENSES TO
AVERAGE NET
ASSETS AFTER
EXPENSE
REDUCTIONS

RATIO OF NET          1.10% A       1.36%       2.42%       1.99%       .88%       1.06% A
INVESTMENT
INCOME TO
AVERAGE NET
ASSETS

PORTFOLIO             26% A         43%         103%        106%        74%        63% A
TURNOVER RATE

AVERAGE              $ .0375       $ .0384
COMMISSION
RATE F


A ANNUALIZED B
 THE TOTAL RETURNS
WOULD HAVE BEEN
LOWER HAD CERTAIN
EXPENSES NOT
BEEN REDUCED
DURING THE PERIODS
SHOWN (SEE NOTE
8 OF NOTES TO
FINANCIAL
STATEMENTS). C
 TOTAL RETURNS DO
NOT INCLUDE THE
ONE TIME SALES
CHARGE AND FOR
PERIODS OF LESS
THAN ONE YEAR ARE
NOT
ANNUALIZED. D
NET INVESTMENT
INCOME PER SHARE
HAS BEEN
CALCULATED BASED
ON AVERAGE SHARES
OUTSTANDING
DURING THE
PERIOD. E FMR
OR THE FUND HAS
ENTERED INTO
VARYING
ARRANGEMENTS
WITH THIRD PARTIES
WHO EITHER PAID OR
REDUCED A PORTION
OF THE FUND'S
EXPENSES (SEE
NOTE 8 OF NOTES
TO FINANCIAL
STATEMENTS). F
 FOR FISCAL YEARS
BEGINNING ON OR
AFTER SEPTEMBER
1, 1995, A FUND
IS REQUIRED TO
DISCLOSE ITS
AVERAGE
COMMISSION RATE
PER SHARE FOR
SECURITY TRADES ON
WHICH
COMMISSIONS ARE
CHARGED. THIS
AMOUNT MAY VARY
FROM PERIOD TO
PERIOD AND FUND TO
FUND DEPENDING
ON THE MIX OF
TRADES EXECUTED IN
VARIOUS MARKETS
WHERE TRADING
PRACTICES AND
COMMISSION RATE
STRUCTURES MAY
DIFFER.

BIOTECHNOLOGY PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value), but does not include certain fees paid by shareholders upon exchange or redemption. If Fidelity had not reimbursed certain fund expenses, the past five year and past 10 year total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED             PAST 6   PAST 1   PAST 5    PAST 10
AUGUST 31, 1997           MONTHS   YEAR     YEARS     YEARS

BIOTECHNOLOGY             0.47%    14.80%   56.33%    270.19%

BIOTECHNOLOGY             -2.54%   11.36%   51.64%    259.08%
(INCL. 3% SALES CHARGE)

S&P 500                   14.78%   40.65%   146.47%   266.19%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one, five or 10 years. You can compare the fund's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvestment of dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED             PAST 1   PAST 5   PAST 10
AUGUST 31, 1997           YEAR     YEARS    YEARS

BIOTECHNOLOGY             14.80%   9.35%    13.98%

BIOTECHNOLOGY             11.36%   8.68%    13.64%
(INCL. 3% SALES CHARGE)

S&P 500                   40.65%   19.77%   13.86%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19970831 19970909 114515 S00000000000001
             Biotechnology               S&P 500
             00042                       SP001
  1987/08/31       9700.00                    10000.00
  1987/09/30       9557.75                     9781.00
  1987/10/31       6617.95                     7674.17
  1987/11/30       5974.44                     7041.82
  1987/12/31       6774.49                     7577.70
  1988/01/31       7116.71                     7896.72
  1988/02/29       7382.10                     8264.71
  1988/03/31       7333.22                     8009.33
  1988/04/30       7200.52                     8098.24
  1988/05/31       7060.84                     8168.69
  1988/06/30       7298.30                     8543.63
  1988/07/31       7291.31                     8511.17
  1988/08/31       7088.77                     8221.79
  1988/09/30       7235.44                     8572.04
  1988/10/31       7158.61                     8810.34
  1988/11/30       6823.38                     8684.35
  1988/12/31       7053.85                     8836.33
  1989/01/31       7542.74                     9483.15
  1989/02/28       7486.86                     9247.02
  1989/03/31       8038.60                     9462.47
  1989/04/30       8310.98                     9953.57
  1989/05/31       8688.11                    10356.69
  1989/06/30       8464.63                    10297.66
  1989/07/31       9246.84                    11227.54
  1989/08/31       9596.04                    11447.60
  1989/09/30      10001.11                    11400.66
  1989/10/31      10036.03                    11136.17
  1989/11/30      10350.31                    11363.35
  1989/12/31      10152.79                    11636.07
  1990/01/31       9393.10                    10855.29
  1990/02/28      10280.59                    10995.32
  1990/03/31      10713.68                    11286.70
  1990/04/30      10848.57                    11004.53
  1990/05/31      12375.04                    12077.47
  1990/06/30      13239.23                    11995.34
  1990/07/31      13275.13                    11956.96
  1990/08/31      12865.89                    10876.05
  1990/09/30      12578.70                    10346.39
  1990/10/31      12686.40                    10301.90
  1990/11/30      14222.84                    10967.40
  1990/12/31      14655.32                    11273.39
  1991/01/31      16338.40                    11764.91
  1991/02/28      18653.56                    12606.10
  1991/03/31      20579.18                    12911.17
  1991/04/30      19682.52                    12942.15
  1991/05/31      20931.97                    13501.25
  1991/06/30      19820.61                    12882.90
  1991/07/31      21604.93                    13483.24
  1991/08/31      23118.89                    13802.79
  1991/09/30      24316.16                    13572.29
  1991/10/31      26710.70                    13754.15
  1991/11/30      24926.38                    13199.86
  1991/12/31      29170.70                    14709.93
  1992/01/31      28586.00                    14436.32
  1992/02/29      26391.39                    14623.99
  1992/03/31      24389.01                    14338.83
  1992/04/30      22114.30                    14760.39
  1992/05/31      23700.19                    14832.71
  1992/06/30      23284.21                    14611.71
  1992/07/31      24501.40                    15209.33
  1992/08/31      22968.96                    14897.53
  1992/09/30      22890.15                    15073.32
  1992/10/31      24011.02                    15126.08
  1992/11/30      26375.34                    15641.88
  1992/12/31      26153.51                    15834.28
  1993/01/31      24809.47                    15967.28
  1993/02/28      20804.97                    16184.44
  1993/03/31      21117.97                    16525.93
  1993/04/30      21661.10                    16126.00
  1993/05/31      23060.38                    16558.18
  1993/06/30      23198.46                    16606.20
  1993/07/31      22434.39                    16539.77
  1993/08/31      23281.31                    17166.63
  1993/09/30      24238.71                    17034.45
  1993/10/31      26043.04                    17387.06
  1993/11/30      25840.51                    17221.88
  1993/12/31      26337.62                    17430.27
  1994/01/31      27239.78                    18022.90
  1994/02/28      25417.05                    17534.48
  1994/03/31      22848.65                    16769.97
  1994/04/30      22434.39                    16984.63
  1994/05/31      22056.95                    17263.18
  1994/06/30      21182.41                    16840.23
  1994/07/31      21237.64                    17392.59
  1994/08/31      23226.08                    18105.69
  1994/09/30      23152.43                    17662.10
  1994/10/31      22360.74                    18059.49
  1994/11/30      21946.48                    17401.77
  1994/12/31      21550.64                    17659.84
  1995/01/31      22517.24                    18117.75
  1995/02/28      23290.52                    18823.80
  1995/03/31      23667.96                    19379.29
  1995/04/30      24404.42                    19950.01
  1995/05/31      24625.35                    20747.42
  1995/06/30      25518.31                    21229.38
  1995/07/31      26659.82                    21933.35
  1995/08/31      27727.69                    21988.40
  1995/09/30      28970.46                    22916.31
  1995/10/31      28740.32                    22834.50
  1995/11/30      29697.72                    23836.93
  1995/12/31      32132.04                    24296.03
  1996/01/31      34032.47                    25123.07
  1996/02/29      33764.93                    25355.96
  1996/03/31      33229.86                    25600.14
  1996/04/30      33947.32                    25977.48
  1996/05/31      34343.49                    26647.44
  1996/06/30      32268.35                    26748.97
  1996/07/31      29900.81                    25567.20
  1996/08/31      31277.94                    26106.41
  1996/09/30      33107.84                    27575.68
  1996/10/31      31957.08                    28336.22
  1996/11/30      32145.73                    30478.15
  1996/12/31      33934.18                    29874.38
  1997/01/31      35489.45                    31740.93
  1997/02/28      35739.96                    31989.78
  1997/03/31      32055.32                    30675.32
  1997/04/30      30649.40                    32506.64
  1997/05/31      34545.78                    34485.64
  1997/06/30      35450.68                    36030.60
  1997/07/31      35663.59                    38897.55
  1997/08/29      35908.45                    36618.51
IMATRL PRASUN   SHR__CHT 19970831 19970909 114522 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Select Biotechnology Portfolio on August 31, 1987, and the current maximum 3% sales charge was paid. As the chart shows, by August 31, 1997, the value of the investment would have grown to $35,908 - a 259.08% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $36,619 - a 266.19% increase. INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1997
                                    % OF FUND'S
                                    INVESTMENTS

GENENTECH, INC. SPECIAL             10.1

SCHERING-PLOUGH CORP.               4.4

ALKERMES, INC.                      4.2

GENZYME CORP.                       4.0

MERCK & CO., INC.                   3.7

GILEAD SCIENCES, INC.               3.6

PROTEIN DESIGN LABS, INC.           3.6

ICN PHARMACEUTICALS, INC.           3.5

BEVERLY ENTERPRISES, INC.           3.2

INTERNEURON PHARMACEUTICALS, INC.   3.0

TOP INDUSTRIES AS OF AUGUST 31, 1997
BIOTECHNOLOGY 46.3%
PHARMACEUTICAL
PREPARATIONS 18.2%
DRUGS 13.5%
SKILLED NURSING CARE
FACILITIES 3.1%
LAB ANALYTICAL
INSTRUMENTS 2.1%
ALL OTHERS 16.8%
ROW: 1, COL: 1, VALUE: 16.8
ROW: 1, COL: 2, VALUE: 2.1
ROW: 1, COL: 3, VALUE: 3.1
ROW: 1, COL: 4, VALUE: 13.5
ROW: 1, COL: 5, VALUE: 18.2
ROW: 1, COL: 6, VALUE: 46.3
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
BIOTECHNOLOGY PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



NOTE TO SHAREHOLDERS: James Harmon became Portfolio Manager of Fidelity Select Biotechnology Portfolio on June 2, 1997.
Q. HOW DID THE FUND PERFORM, JAMIE?
A. For the six-month and 12-month periods ending August 31, 1997, the fund returned 0.47% and 14.80%, underperforming its benchmark index, the Standard & Poor's 500 Index, which returned 14.78% and 40.65%, respectively.
Q. WHY DID THE FUND UNDERPERFORM THE INDEX OVER THE PAST SIX MONTHS?
A. It was not just the fund; the entire biotechnology sector was flat or down over most of the period. In fact, I think the fund did fairly well when you look at the industry as a whole. There are two major reasons behind the sector's poor performance over the period. First, there were a number of high-profile product failures, which increased investors' concerns about the likelihood of clinical success for the whole sector. As of the end of the period, the success rate of late-phase clinical drug trials in 1997 was 38% - far below the 63% success rate in 1996. The sector also was hurt by a number of biotech and pharmaceutical companies that had disappointing drug sales.
Q. YOU MENTIONED A SECOND REASON . . .
A. Yes. The sector was negatively affected by heightened concerns that the Federal Reserve Board might raise interest rates over the period. Rising interest rates are considered to be especially bad news for the biotechnology sector because the value of biotechnology companies is usually based on their future, not present, earnings. That's because most biotech companies are in the process of developing new drugs that won't be marketed until a later date. When you try to calculate a company's future earnings to determine its present value, interest rates play a key role because the higher the interest rate, the lower the present value of future earnings.
Q. SINCE YOU TOOK OVER THE FUND, YOU'VE ADDED SEVERAL NEW STOCKS TO ITS TOP 10 HOLDINGS. HOW DID THEY DO?
A. They've generally done well. One new top 10 holding, Genzyme Corporation, looked strong mostly because of upcoming new products. Leading pharmaceutical company Merck, another addition to the top 10, produced phenomenally high returns on assets and strong earnings growth.
Q. AT THE END OF THE PERIOD, GENENTECH MADE UP MORE THAN 10% OF THE FUND. HOW DID IT LOOK?
A. I saw Genentech as a very low-risk and potentially high-return investment. First, investors in the company's common stock, such as the fund, have the right the sell their stock to Swiss pharmaceutical company Roche Holdings in 1999 at a guaranteed profit. In addition, I believe Genentech has the best pipeline of upcoming products of any biotech company right now. Over the period, this stock boosted the fund's performance.
Q. DID YOU EXPERIENCE ANY REGRETS OVER THE PERIOD?
A. Sure. I wish I had sold the fund's holdings in Amgen sooner. The fund's largest holding six months ago, Amgen was hurt by disappointing sales of some of its key drugs.
Q. JAMIE, HOW DOES THE FUND LOOK GOING FORWARD?
A. I'm optimistic about specific biotechnology stocks. I think there will be certain companies that will dramatically outperform the market as they develop novel therapeutic treatments. I'm much more cautious about the group as a whole. There is a lot of clinical data on new products that should be coming out over the next few years. However, as we've seen during this period, simply introducing a new product is no guarantee of success. Still, I think there is potential for some real home runs in the biotechnology sector in the near future.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


FUND FACTS
START DATE: December 16, 1985
FUND NUMBER: 042
TRADING SYMBOL: FBIOX
SIZE: as of August 31, 1997, more than
$517 million
MANAGER: James Harmon, since June 1997;
research associate covering nursing homes, non-technology IPOs and petroleum refining,
1995-1997; research analyst covering
biotechnology and nursing homes, since 1997;
joined Fidelity in 1995
(checkmark)
BIOTECHNOLOGY PORTFOLIO
INVESTMENTS AUGUST 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 90.6%
 SHARES VALUE (NOTE 1)
DRUGS & PHARMACEUTICALS - 79.9%
BIOTECHNOLOGY - 46.3%
Alkermes, Inc. (a)(c)  1,210,300 $ 22,541,838  01642T10
Ariad Pharmaceuticals, Inc. (a)  749,200  4,307,900  04033A10
Aviron  461,800  11,545,000  05376210
Cell Genesys, Inc. (a)  342,600  1,713,000  15092110
Chiron Corp. (a)   600,300  13,431,713  17004010
COR Therapeutics, Inc. (a)  496,800  8,197,200  21775310
Creative Biomolecules, Inc. (a)   250,000  2,109,375  22527010
Genentech, Inc. special (a)   946,600  54,074,525  36871030
Genome Therapeutics Corp. (a)   425,000  3,373,438  37243010
Genzyme Corp.   771,200  21,690,000  37291710
Genzyme Corp.-Tissue Repair (a)   24,300  261,225  37291740
Gilead Sciences, Inc. (a)   605,200  19,593,350  37555810
IDEC Pharmaceuticals Corp. (a)   135,100  4,103,663  44937010
Imclone Systems, Inc. (a)   200,000  1,350,000  45245W10
Interneuron Pharmaceuticals, Inc. (a)  868,200  16,061,700  46057310
Magainin Pharmaceuticals, Inc. (a)   559,800  4,688,325  55903610
Medimmune, Inc. (a)   350,000  9,275,000  58469910
Molecular Biosystems, Inc. (a)   48,400  426,525  60851310
Neurex Corp. (a)   175,000  2,275,000  64123810
Neurogen Corp. (a)   167,700  3,301,594  64124E10
Protein Design Labs, Inc. (a)   537,800  19,159,125  74369L10
Regeneron Pharmaceuticals, Inc. (a)   164,200  1,518,850  75886F10
Sangstat Medical Corp. (a)   328,700  7,560,100  80100310
Sepracor, Inc. (a)   526,800  11,589,600  81731510
Sequana Therapeutics, Inc. (a)   263,300  2,863,388  81732210
Sugen, Inc. (a)   125,700  1,775,513  86504110
  248,786,947
COMMERCIAL LABORATORY RESEARCH - 1.6%
Arqule, Inc.   193,400  3,529,550  04269E10
BioReliance Corp.   600  13,050  09095110
Intercardia, Inc. (a)   225,000  4,725,000  45844M10
Millennium Pharmaceuticals, Inc. (a)   25,700  346,950  59990210
  8,614,550
DRUGS - 13.5%
American Home Products Corp.   121,200  8,726,400  02660910
Anesta Corp. (a)  371,900  7,159,075  03460310
Forest Laboratories, Inc.   273,400  11,226,488  34583810
Merck & Co., Inc.   215,000  19,739,688  58933110
Schering-Plough Corp.   489,800  23,510,400  80660510
Sequus Pharmaceuticals, Inc. (a)  343,000  2,315,250  81747110
  72,677,301
IN VITRO, IN VIVO DIAGNOSTIC SUBSTANCES - 0.3%
Human Genome Sciences, Inc. (a)  3,900  145,275  44490310
Hyseq, Inc.   100,200  1,415,325  44916330
  1,560,600
PHARMACEUTICAL PREPARATIONS - 18.2%
Alpharma, Inc.:
 Class A  29,300  642,769  02081310
 Class A rights 11/25/97  4,883  26,857  02081313
Arris Pharmaceutical Corp. (a)  603,500  8,222,688  04269W10
GelTex Pharmaceuticals, Inc. (a)  100,000  2,012,500  36853810
Guilford Pharmaceuticals, Inc. (a)  131,750  3,540,781  40182910
ICN Pharmaceuticals, Inc.   520,000  18,785,000  44892410
Immunex Corp. (a)   298,600  13,063,750  45252810
Inhale Therapeutic Systems (a)  446,800  10,053,000  45719110
LeukoSite, Inc. (c)  250,000  1,515,625  52728R10
Ligand Pharmaceuticals, Inc. Class B (a)  911,965  13,223,493
53220K20
Novartis AG (Reg.)  6,236  8,807,690  66999Q22
NPS Pharmaceuticals, Inc. (a)  307,500  2,613,750  62936P10

 SHARES VALUE (NOTE 1)
Nexstar Pharmaceuticals, Inc. (a)   350,800 $ 5,327,775  65333B10
T Cell Sciences, Inc. (a)   247,100  532,809  87234210
Theratech, Inc. (a)   195,000  2,023,125  88338310
ViroPharma, Inc.   449,600  7,193,600  92824110
  97,585,212
TOTAL DRUGS & PHARMACEUTICALS   429,224,610
ELECTRICAL EQUIPMENT - 0.0%
TV & RADIO COMMUNICATION EQUIPMENT - 0.0%
ASN (warrants) (a)   5,000  -  04599F22
ENGINEERING - 1.9%
WATER & SEWER PIPES - 1.9%
MasTec, Inc. (a)   219,800  10,261,913  57632310
MEDICAL EQUIPMENT & SUPPLIES - 1.9%
DRUG DISTRIBUTORS - WHOLESALE - 0.6%
Allegiance Corp.   95,000  2,980,625  01747510
MEDICAL SUPPLIES & APPLIANCES - 0.3%
Cygnus, Inc. (a)   100,000  1,875,000  23256010
MEDICAL TECHNOLOGY - 0.9%
Ballard Medical Products  204,300  4,724,438  05856610
OPHTHALMIC GOODS - 0.1%
Cooper Companies, Inc.   18,000  594,000  21664840
TOTAL MEDICAL EQUIPMENT & SUPPLIES   10,174,063
MEDICAL FACILITIES MANAGEMENT - 6.9%
MEDICAL SERVICES - 0.2%
Carematrix Corp. (a)   47,300  969,650  14170610
NURSING CARE & NURSING HOMES - 1.7%
Integrated Health Services, Inc.   270,900  8,939,700  45812C10
NURSING, PERSONAL CARE FACILITIES - 1.9%
NovaCare, Inc.   679,600  10,236,475  66993010
SKILLED NURSING CARE FACILITIES - 3.1%
Beverly Enterprises, Inc. (a)   1,037,900  16,930,744  08785110
TOTAL MEDICAL FACILITIES MANAGEMENT   37,076,569
TOTAL COMMON STOCKS
 (Cost $462,148,538)   486,737,155
CASH EQUIVALENTS - 9.4%
Taxable Central Cash Fund (b)
 (Cost $50,297,221)  50,297,221  50,297,221  31635A10
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $512,445,759)  $ 537,034,376
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.65%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3. Affiliated company (see Note 10 of Notes to Financial Statements) OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $326,215,587 and $456,786,611, respectively (see Note 3 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $77,706 for the period (see Note 4 of Notes to Financial Statements).
The fund participated in the securities lending program. At the period end, the value of securities loaned and the value of collateral amounted to $15,796,384 and $16,554,400, respectively (see Note 6 of Notes to Financial Statements).
Transactions during the period with companies that are or were affiliates are as follows:
 PURCHASES SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Alkermes, Inc.  $ 2,494,377 $ - $ - $ 22,541,838
Ariad Pharmaceuticals, Inc.   -  327,813  -  -
Arqule, Inc.   509,516  -  -  -
LeukoSite, Inc.   -  -  -  1,515,625
Sequana Therapeutics, Inc.   -  387,900  -  -
TOTALS  $ 3,003,893 $ 715,713 $ - $ 24,057,463
INCOME TAX INFORMATION
At August 31, 1997, the aggregate cost of investment securities for income tax purposes was $512,745,805. Net unrealized appreciation aggregated $24,288,571, of which $59,221,794 related to appreciated investment securities and $34,933,223 related to depreciated investment securities.
BIOTECHNOLOGY PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31,
1997
(UNAUDITED)

ASSETS

INVESTMENT IN                       $ 537,034,376
SECURITIES, AT
VALUE
(COST
$512,445,75
9) - SEE
ACCOMPANYIN
G SCHEDULE

CASH                                 377,988

RECEIVABLE FOR                       3,726,057
INVESTMENTS
SOLD

RECEIVABLE FOR                       2,966,545
FUND SHARES
SOLD

DIVIDENDS                            80,752
RECEIVABLE

INTEREST                             224,188
RECEIVABLE

REDEMPTION FEES                      1,050
RECEIVABLE

OTHER                                107,235
RECEIVABLES

 TOTAL ASSETS                        544,518,191

LIABILITIES

PAYABLE FOR           $ 5,197,207
INVESTMENTS
PURCHASED

PAYABLE FOR            4,181,968
FUND SHARES
REDEEMED

ACCRUED                254,999
MANAGEMENT
FEE

OTHER PAYABLES         527,230
AND
ACCRUED
EXPENSES

COLLATERAL ON          16,554,400
SECURITIES
LOANED,
AT VALUE

 TOTAL LIABILITIES                   26,715,804

NET ASSETS                          $ 517,802,387

NET ASSETS
CONSIST OF:

PAID IN CAPITAL                     $ 431,555,039

ACCUMULATED                          (2,249,554)
NET INVESTMENT
(LOSS)

ACCUMULATED                          63,909,115
UNDISTRIBUTED
NET REALIZED
GAIN (LOSS) ON
INVESTMENTS
AND FOREIGN
CURRENCY
TRANSACTIONS

NET UNREALIZED                       24,587,787
APPRECIATION
(DEPRECIATION)
ON
INVESTMENTS
AND ASSETS
AND LIABILITIES
IN
FOREIGN
CURRENCIES

NET ASSETS, FOR                     $ 517,802,387
15,350,467
SHARES
OUTSTANDING

NET ASSET                            $33.73
VALUE AND
REDEMPTION
PRICE PER
SHARE
($517,802,3
87 (DIVIDED BY)
15,350,467
SHARES)

MAXIMUM                              $34.77
OFFERING PRICE
PER SHARE
(100/97.00
OF $33.73)

STATEMENT OF OPERATIONS
 SIX MONTHS
ENDED AUGUST
31, 1997
(UNAUDITED)

INVESTMENT                           $ 603,067
INCOME
DIVIDENDS

INTEREST                              1,414,403
(INCLUDING
INCOME ON
SECURITIES
LOANED OF
$58,119)

 TOTAL INCOME                         2,017,470

EXPENSES

MANAGEMENT           $ 1,672,014
FEE

TRANSFER AGENT        2,252,185
FEES

ACCOUNTING AND        266,734
SECURITY
LENDING FEES

NON-INTERESTED        1,305
TRUSTEES'
COMPENSATION

CUSTODIAN FEES        32,012
AND EXPENSES

REGISTRATION FEES     35,036

AUDIT                 20,861

LEGAL                 3,650

MISCELLANEOUS         3,319

 TOTAL EXPENSES       4,287,116
BEFORE
REDUCTIONS

 EXPENSE              (20,092)        4,267,024
REDUCTIONS

NET INVESTMENT                        (2,249,554)
INCOME (LOSS)

REALIZED AND
UNREALIZED
GAIN (LOSS)
NET REALIZED
GAIN (LOSS) ON:

 INVESTMENT           64,368,331
SECURITIES
(INCLUDING
REALIZED GAIN
OF $383,302
ON SALE OF
INVESTMENTS IN
AFFILIATED
ISSUES)

 FOREIGN              903             64,369,234
CURRENCY
TRANSACTIONS

CHANGE IN NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
ON:

 INVESTMENT           (67,878,140)
SECURITIES

 ASSETS AND           (830)           (67,878,970)
LIABILITIES IN
 FOREIGN
CURRENCIES

NET GAIN (LOSS)                       (3,509,736)

NET INCREASE                         $ (5,759,290)
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                                $ 394,816
INFORMATION
SALES CHARGES
PAID TO FDC

 DEFERRED SALES                      $ 19,598
CHARGES
WITHHELD
 BY FDC

 EXCHANGE FEES                       $ 93,330
WITHHELD BY
FSC

 EXPENSE                             $ 18,945
REDUCTIONS
 DIRECTED
BROKERAGE
ARRANGEMENTS

  CUSTODIAN                           976
CREDITS

  TRANSFER                            171
AGENT CREDITS

                                     $ 20,092

STATEMENT OF CHANGES IN NET ASSETS
INCREASE         SIX MONTHS ENDED   YEAR ENDED
(DECREASE) IN    AUGUST 31, 1997    FEBRUARY 28,
NET ASSETS       (UNAUDITED)        1997

OPERATIONS          $ (2,249,554)    $ (4,230,936)
NET
INVESTMENT
INCOME (LOSS)

 NET REALIZED        64,369,234       107,758,165
GAIN (LOSS)

 CHANGE IN NET       (67,878,970)     (82,231,616)
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE        (5,759,290)      21,295,613
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

DISTRIBUTIONS TO     -                (758,609)
SHAREHOLDERS
FROM NET
INVESTMENT
INCOME

 FROM NET            (10,193,633)     (74,788,474)
REALIZED GAIN

 TOTAL               (10,193,633)     (75,547,083)
DISTRIBUTIONS

SHARE                126,046,332      434,127,456
TRANSACTIONS
NET PROCEEDS
FROM SALES OF
SHARES

 REINVESTMENT        9,940,373        73,785,664
OF
DISTRIBUTIONS

 COST OF SHARES      (277,665,839)    (876,553,990)
REDEEMED

 REDEMPTION          532,080          930,907
FEES

 NET INCREASE        (141,147,054)    (367,709,963)
(DECREASE)
IN NET
ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL              (157,099,977)    (421,961,433)
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 BEGINNING OF        674,902,364      1,096,863,797
PERIOD

 END OF PERIOD      $ 517,802,387    $ 674,902,364
(INCLUDING
ACCUMULATED
NET INVESTMENT
LOSS OF
$2,249,554
AND $0,
RESPECTIVELY)

OTHER
INFORMATION
SHARES

 SOLD                3,816,616        12,636,024

 ISSUED IN           335,372          2,313,606
REINVESTMENT
OF
DISTRIBUTIONS

 REDEEMED            (8,513,986)      (25,208,094)

 NET INCREASE        (4,361,998)      (10,258,464)
(DECREASE)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

             SIX MONTHS ENDED   YEAR ENDED     YEAR ENDED     YEARS ENDED           TEN MONTHS ENDED
             AUGUST 31, 1997    FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,          FEBRUARY 28,

SELECTED     (UNAUDITED)        1997           1996           1995           1994   1993
PER-SHARE
DATA



NET ASSET VALUE,     $ 34.24       $ 36.60     $ 25.30       $ 27.61     $ 22.60     $ 27.61
BEGINNING OF
PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET INVESTMENT       (.13)         (.20)       .11           (.06)       (.18)       (.08)
INCOME (LOSS) D

 NET REALIZED         .18 H         1.89        11.21         (2.26)      5.15        (1.09)
AND
UNREALIZED
GAIN (LOSS)

 TOTAL FROM           .05           1.69        11.32         (2.32)      4.97        (1.17)
INVESTMENT
OPERATIONS



LESS
DISTRIBUTIONS

 FROM NET             -             (.03)       (.07)         -           -           -
INVESTMENT
INCOME

 FROM NET             (.59)         (4.06)      -             -           -           (3.89)
REALIZED GAIN

 TOTAL                (.59)         (4.09)      (.07)         -           -           (3.89)
DISTRIBUTIONS

REDEMPTION FEES       .03           .04         .05           .01         .04         .05
ADDED TO PAID
IN CAPITAL

NET ASSET VALUE,     $ 33.73       $ 34.24     $ 36.60       $ 25.30     $ 27.61     $ 22.60
END OF PERIOD

TOTAL RETURN B, C     0.47%         5.85%       44.97%        (8.37)%     22.17%      (5.92)%

RATIOS AND
SUPPLEMENTAL
DATA

NET ASSETS, END      $ 517,802     $ 674,902   $ 1,096,864   $ 448,197   $ 481,146   $ 507,993
OF PERIOD
(000 OMITTED)

RATIO OF              1.53% A       1.57%       1.44% F       1.59%       1.62%       1.50% A
EXPENSES TO
AVERAGE NET
ASSETS

RATIO OF              1.52% A, E    1.56% E     1.43% E       1.59%       1.61% E     1.50% A
EXPENSES TO
AVERAGE NET
ASSETS AFTER
EXPENSE
REDUCTIONS

RATIO OF NET          (.80)% A      (.59)%      .35%          (.27)%      (.69)%      (.37)% A
INVESTMENT
INCOME (LOSS)
TO AVERAGE NET
ASSETS

PORTFOLIO             126% A        41%         67%           77%         51%         79% A
TURNOVER RATE

AVERAGE              $ .0486       $ .0376
COMMISSION
RATE G


A ANNUALIZED B
 THE TOTAL RETURNS
WOULD HAVE BEEN
LOWER HAD CERTAIN
EXPENSES NOT BEEN
REDUCED DURING THE
PERIODS SHOWN
(SEE NOTE 8 OF
NOTES TO FINANCIAL
STATEMENTS). C
 TOTAL RETURNS DO
NOT INCLUDE THE
ONE TIME SALES
CHARGE AND FOR
PERIODS OF LESS
THAN ONE YEAR ARE
NOT
ANNUALIZED. D
NET INVESTMENT
INCOME (LOSS) PER
SHARE HAS BEEN
CALCULATED BASED
ON AVERAGE SHARES
OUTSTANDING DURING
THE
PERIOD. E FMR
OR THE FUND HAS
ENTERED INTO
VARYING
ARRANGEMENTS WITH
THIRD PARTIES WHO
EITHER PAID OR
REDUCED A PORTION
OF THE FUND'S
EXPENSES (SEE
NOTE 8 OF NOTES TO
FINANCIAL
STATEMENTS). F
 DURING THE
PERIOD, FMR
AGREED TO
REIMBURSE A
PORTION OF THE
FUND'S EXPENSES,
OR EXPENSES WERE
LIMITED IN
ACCORDANCE WITH A
STATE EXPENSE
LIMITATION. WITHOUT
THIS
REIMBURSEMENT,
THE FUND'S EXPENSE
RATIO WOULD HAVE
BEEN
HIGHER. G FOR
FISCAL YEARS
BEGINNING ON OR
AFTER SEPTEMBER
1, 1995, A FUND IS
REQUIRED TO
DISCLOSE ITS
AVERAGE
COMMISSION RATE
PER SHARE FOR
SECURITY TRADES ON
WHICH
COMMISSIONS ARE
CHARGED. THIS
AMOUNT MAY VARY
FROM PERIOD TO
PERIOD AND FUND TO
FUND DEPENDING ON
THE MIX OF TRADES
EXECUTED IN
VARIOUS MARKETS
WHERE TRADING
PRACTICES AND
COMMISSION RATE
STRUCTURES MAY
DIFFER. H THE
AMOUNT SHOWN FOR
A SHARE
OUTSTANDING DOES
NOT CORRESPOND
WITH THE
AGGREGATE NET LOSS
ON INVESTMENTS FOR
THE PERIOD DUE TO
THE TIMING OF SALES
AND REPURCHASES OF
FUND SHARES IN
RELATION TO
FLUCTUATING MARKET
VALUES OF THE
INVESTMENTS OF THE
FUND.

HEALTH CARE PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value), but does not include certain fees paid by shareholders upon exchange or redemption.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED             PAST 6   PAST 1   PAST 5    PAST 10
AUGUST 31, 1997           MONTHS   YEAR     YEARS     YEARS

HEALTH CARE               10.73%   31.81%   148.02%   411.39%

HEALTH CARE               7.41%    27.86%   140.58%   396.05%
(INCL. 3% SALES CHARGE)

S&P 500                   14.78%   40.65%   146.47%   266.19%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one, five, or 10 years. You can compare the fund's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvestment of dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED             PAST 1   PAST 5   PAST 10
AUGUST 31, 1997           YEAR     YEARS    YEARS

HEALTH CARE               31.81%   19.92%   17.73%

HEALTH CARE               27.86%   19.19%   17.37%
(INCL. 3% SALES CHARGE)

S&P 500                   40.65%   19.77%   13.86%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19970831 19970909 115337 S00000000000001
             Health Care                 S&P 500
             00063                       SP001
  1987/08/31       9700.00                    10000.00
  1987/09/30       9518.09                     9781.00
  1987/10/31       7006.83                     7674.17
  1987/11/30       6327.27                     7041.82
  1987/12/31       6810.42                     7577.70
  1988/01/31       7316.57                     7896.72
  1988/02/29       7536.26                     8264.71
  1988/03/31       7348.88                     8009.33
  1988/04/30       7234.73                     8098.24
  1988/05/31       7215.34                     8168.69
  1988/06/30       7404.88                     8543.63
  1988/07/31       7394.11                     8511.17
  1988/08/31       7193.80                     8221.79
  1988/09/30       7435.03                     8572.04
  1988/10/31       7527.65                     8810.34
  1988/11/30       7307.96                     8684.35
  1988/12/31       7411.70                     8836.33
  1989/01/31       7935.05                     9483.15
  1989/02/28       7783.04                     9247.02
  1989/03/31       8193.48                     9462.47
  1989/04/30       8640.83                     9953.57
  1989/05/31       8910.11                    10356.69
  1989/06/30       8709.27                    10297.66
  1989/07/31       9788.06                    11227.54
  1989/08/31      10024.86                    11447.60
  1989/09/30      10097.22                    11400.66
  1989/10/31      10022.67                    11136.17
  1989/11/30      10454.63                    11363.35
  1989/12/31      10560.82                    11636.07
  1990/01/31       9954.87                    10855.29
  1990/02/28       9850.55                    10995.32
  1990/03/31      10243.42                    11286.70
  1990/04/30      10243.42                    11004.53
  1990/05/31      11652.86                    12077.47
  1990/06/30      12049.90                    11995.34
  1990/07/31      12216.26                    11956.96
  1990/08/31      11668.64                    10876.05
  1990/09/30      11317.43                    10346.39
  1990/10/31      11576.22                    10301.90
  1990/11/30      12807.78                    10967.40
  1990/12/31      13128.83                    11273.39
  1991/01/31      14424.86                    11764.91
  1991/02/28      16206.59                    12606.10
  1991/03/31      17651.31                    12911.17
  1991/04/30      17344.03                    12942.15
  1991/05/31      18285.69                    13501.25
  1991/06/30      17461.15                    12882.90
  1991/07/31      19006.20                    13483.24
  1991/08/31      19955.98                    13802.79
  1991/09/30      20358.11                    13572.29
  1991/10/31      21699.45                    13754.15
  1991/11/30      20514.20                    13199.86
  1991/12/31      24116.67                    14709.93
  1992/01/31      23325.41                    14436.32
  1992/02/29      22306.87                    14623.99
  1992/03/31      20946.01                    14338.83
  1992/04/30      19759.12                    14760.39
  1992/05/31      20165.97                    14832.71
  1992/06/30      19388.69                    14611.71
  1992/07/31      20555.05                    15209.33
  1992/08/31      20000.65                    14897.53
  1992/09/30      18616.18                    15073.32
  1992/10/31      19188.75                    15126.08
  1992/11/30      20239.98                    15641.88
  1992/12/31      19912.11                    15834.28
  1993/01/31      18842.71                    15967.28
  1993/02/28      16831.96                    16184.44
  1993/03/31      17296.23                    16525.93
  1993/04/30      17289.82                    16126.00
  1993/05/31      17981.42                    16558.18
  1993/06/30      17917.38                    16606.20
  1993/07/31      17334.65                    16539.77
  1993/08/31      17952.60                    17166.63
  1993/09/30      18512.92                    17034.45
  1993/10/31      19889.70                    17387.06
  1993/11/30      19822.46                    17221.88
  1993/12/31      20393.32                    17430.27
  1994/01/31      20797.21                    18022.90
  1994/02/28      20293.95                    17534.48
  1994/03/31      18970.08                    16769.97
  1994/04/30      19731.12                    16984.63
  1994/05/31      20845.49                    17263.18
  1994/06/30      20514.71                    16840.23
  1994/07/31      20925.78                    17392.59
  1994/08/31      23671.56                    18105.69
  1994/09/30      23841.77                    17662.10
  1994/10/31      24172.55                    18059.49
  1994/11/30      24696.01                    17401.77
  1994/12/31      24769.44                    17659.84
  1995/01/31      26081.39                    18117.75
  1995/02/28      26634.15                    18823.80
  1995/03/31      27358.34                    19379.29
  1995/04/30      27739.68                    19950.01
  1995/05/31      28006.95                    20747.42
  1995/06/30      29424.18                    21229.38
  1995/07/31      31108.67                    21933.35
  1995/08/31      31372.42                    21988.40
  1995/09/30      33130.77                    22916.31
  1995/10/31      33211.65                    22834.50
  1995/11/30      34611.30                    23836.93
  1995/12/31      36129.92                    24296.03
  1996/01/31      37422.26                    25123.07
  1996/02/29      37203.79                    25355.96
  1996/03/31      37333.39                    25600.14
  1996/04/30      37177.10                    25977.48
  1996/05/31      37851.51                    26647.44
  1996/06/30      37878.34                    26748.97
  1996/07/31      36399.22                    25567.20
  1996/08/31      37633.09                    26106.41
  1996/09/30      40223.46                    27575.68
  1996/10/31      39434.09                    28336.22
  1996/11/30      41553.13                    30478.15
  1996/12/31      41715.33                    29874.38
  1997/01/31      44233.99                    31740.93
  1997/02/28      44798.07                    31989.78
  1997/03/31      42340.62                    30675.32
  1997/04/30      44453.71                    32506.64
  1997/05/31      47839.36                    34485.64
  1997/06/30      51398.28                    36030.60
  1997/07/31      53318.23                    38897.55
  1997/08/29      49600.09                    36618.51
IMATRL PRASUN   SHR__CHT 19970831 19970909 115344 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Select Health Care Portfolio on August 31, 1987, and the current maximum 3% sales charge was paid. As the chart shows, by August 31, 1997, the value of the investment would have grown to $49,605 - a 396.05% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $36,619 - a 266.19% increase. INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1997
                               % OF FUND'S
                               INVESTMENTS

AMERICAN HOME PRODUCTS CORP.   8.4

WARNER-LAMBERT CO.             7.8

SCHERING-PLOUGH CORP.          7.0

BRISTOL-MYERS SQUIBB CO.       6.4

MERCK & CO., INC.              5.9

LILLY (ELI) & CO.              5.0

JOHNSON & JOHNSON              4.1

ABBOTT LABORATORIES            3.9

MEDTRONIC, INC.                2.6

BAXTER INTERNATIONAL, INC.     2.4

TOP INDUSTRIES AS OF AUGUST 31, 1997
DRUGS 49.3%
MEDICAL SUPPLIES &
APPLIANCES 16.2%
MEDICAL TECHNOLOGY 5.9%
HOSPITALS 4.4%
PHARMACEUTICAL
PREPARATIONS 3.0%
ALL OTHERS 21.2%
ROW: 1, COL: 1, VALUE: 21.2
ROW: 1, COL: 2, VALUE: 3.0
ROW: 1, COL: 3, VALUE: 4.4
ROW: 1, COL: 4, VALUE: 5.9
ROW: 1, COL: 5, VALUE: 16.2
ROW: 1, COL: 6, VALUE: 49.3
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
HEALTH CARE PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



NOTE TO SHAREHOLDERS: Beso Sikharulidze became Portfolio Manager of Fidelity Select Health Care Portfolio on June 2, 1997.
Q. HOW DID THE FUND PERFORM, BESO?
A. During the six months that ended August 31, 1997, the fund generated a return of 10.73%, compared to the 14.78% return of the Standard & Poor's 500 Index. For the 12-month period that ended August 31, 1997, the fund returned 31.81%, underperforming the 40.65% return of the S&P 500 Index.
Q. WHY DID THE FUND UNDERPERFORM THE S&P 500 DURING THE PERIOD?
A. Much of the S&P 500's strong performance was driven by a narrow group of the larger-cap stocks at the top of the index. If you had exposure to smaller-cap stocks, as this fund did, you underperformed the broader benchmark. Larger-cap health care stocks, particularly pharmaceuticals, performed well during much of the period, but suffered a correction in the late summer months.
Q. WHAT FACTORS HELPED HEALTH CARE STOCKS DURING THE PERIOD?
A. Pharmaceutical companies have reaped the benefits of some new trends in the industry, including acceleration of reviews by the Food and Drug Administration (FDA) and allowances for direct-to-consumer marketing of drugs. Considering drugs are moving through the FDA review process more quickly, they're coming to market sooner. And that's good news for pharmaceutical companies that are spending a lot of money on research and development. Direct marketing also has allowed companies to introduce new categories of drugs to consumers, such as those that lower cholesterol. As a result, people are visiting their doctors and saying that they'd like to try a certain antihistamine or antidepressant, for example, rather than waiting for the doctor to prescribe something. This trend is triggering demand for new drugs and accelerating unit volume growth. We've also seen a revolution in medical devices, especially cardiac devices that are making surgery easier, more accurate and more effective.
Q. WERE THERE ANY PARTICULAR STOCKS THAT STOOD OUT DURING THE PERIOD?
A. At the end of the period, almost 8% of the fund's portfolio was invested in Warner-Lambert. The company's shares appreciated considerably during the period on stronger-than-expected sales of two new drugs: Lipitor, which helps lower cholesterol, and Rezulin, a diabetes drug. Six of the fund's top 10 holdings at the end of the period were pharmaceutical stocks - five of which contributed to performance. Medtronic, a maker of cardiac devices, also performed well, benefiting from the demand for innovative products.
Q. WERE THERE ANY DISAPPOINTMENTS DURING THE PERIOD?
A. By the end of the period, about 6% of the fund was invested in Merck & Co. - the one pharmaceutical stock among the fund's top 10 holdings that didn't help performance. In fact, the company's shares were flat during the six-month period. Merck's share price suffered a correction in August, when many large-cap stocks that had appreciated considerably in the first half of the year were knocked down a notch. St. Jude Medical's stock also was flat during the period. The company reported lower-than-expected earnings in the second quarter as it continued to wrestle with the integration of its Telectronics and Ventritex acquisitions.
Q. WHAT IS YOUR OUTLOOK FOR THE HEALTH CARE SECTOR?
A. I'm optimistic about health care stocks over the next six to 12 months. Pharmaceutical companies should continue to do well on the strength of their business fundamentals, such as earnings and revenues. I think medical device companies will continue to benefit from product innovations. Overall, the health care sector should be strong. Even if the economy slows down, the sector can still be a strong performer since demand for health services remains fairly constant in any environment.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


FUND FACTS
START DATE: July 14, 1981
FUND NUMBER: 063
TRADING SYMBOL: FSPHX
SIZE: as of August 31, 1997, more than
$1.5 billion
MANAGER: Beso Sikharulidze, since June 1997;
manager, Fidelity Select Transportation Portfolio,
1993-1994; security analyst, appliance
trucking and shipping industries, 1992-1993;
joined Fidelity in 1992
(checkmark)
HEALTH CARE PORTFOLIO
INVESTMENTS AUGUST 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 93.4%
 SHARES VALUE (NOTE 1)
CHEMICALS & PLASTICS - 1.2%
CHEMICALS - 1.2%
AKZO Nobel NV  60,000 $ 9,281,963  01019910
AKZO NV sponsored ADR  7,300  571,225  01019930
Hoechst AG Ord.   210,000  8,093,448  43439010
  17,946,636
COMPUTER SERVICES & SOFTWARE - 1.0%
COMPUTER SERVICES - 1.0%
HBO & Co.   221,000  15,829,125  40410010
DRUGS & PHARMACEUTICALS - 55.2%
BIOTECHNOLOGY - 2.9%
Cytyc Corp. (a)  493,500  9,870,000  23294610
Elf Sanofi SA  70,000  6,705,444  91399A92
Genentech, Inc. special (a)  397,400  22,701,475  36871030
Sangstat Medical Corp. (a)  78,900  1,814,700  80100310
Sepracor, Inc. (a)  128,700  2,831,400  81731510
  43,923,019
COMMERCIAL LABORATORY RESEARCH - 0.0%
Millennium Pharmaceuticals, Inc. (a)  13,600  183,600  59990210
DRUGS - 49.3%
American Home Products Corp.   1,781,800  128,289,600  02660910
Barr Laboratories, Inc. (a)  438,600  17,215,050  06830610
Bristol-Myers Squibb Co.   1,281,200  97,371,200  11012210
Elan Corp. PLC ADR (a)  297,020  13,514,410  28413120
Glaxo PLC sponsored ADR  230,000  9,171,250  37733W10
Glaxo Holdings PLC  220,000  4,402,899  37733W92
Lilly (Eli) & Co.   730,806  76,460,578  53245710
Merck & Co., Inc.   980,800  90,049,700  58933110
Pfizer, Inc.   499,200  27,643,200  71708110
Rhone Poulenc Sponsored ADR
 representing 1/4 share  702,000  26,588,250  76242660
Sankyo Co. Ltd.   432,000  13,088,742  80029710
Schering-Plough Corp.   2,238,600  107,452,800  80660510
Takeda Chemical Industries Ltd.   448,000  11,904,636  87405810
Warner-Lambert Co.   935,000  118,803,438  93448810
Watson Pharmaceuticals, Inc. (a)  126,400  6,643,900  94268310
Yamanouchi Pharmaceutical Co. Ltd.   233,000  5,554,967  98414010
  754,154,620
PHARMACEUTICAL PREPARATIONS - 3.0%
Astra AB Class A Free shares  1,547,200  24,567,741  04632292
ICN Pharmaceuticals, Inc.   5,552  200,566  44892410
Novartis AG (Reg.)  14,600  20,620,972  66999Q22
  45,389,279
TOTAL DRUGS & PHARMACEUTICALS   843,650,518
ELECTRONIC INSTRUMENTS - 0.2%
LAB ANALYTICAL INSTRUMENTS - 0.2%
Waters Corp. (a)  100,000  3,331,250  94184810
ELECTRONICS - 0.6%
ELECTRONIC CAPACITORS - 0.6%
Maxwell Technologies, Inc. (a)  283,000  8,631,500  57776710
HOUSEHOLD PRODUCTS - 0.5%
FABRICATED RUBBER PRODUCTS - 0.5%
Safeskin Corp. (a)  240,000  7,980,000  78645410

 SHARES VALUE (NOTE 1)
MEDICAL EQUIPMENT & SUPPLIES - 26.8%
DENTAL EQUIPMENT - 0.7%
Sybron International Corp. (a)  282,300 $ 11,274,356  87114F10
DRUG DISTRIBUTORS - WHOLESALE - 2.3%
Bergen Brunswig Corp. Class A  687,237  28,863,954  08373910
Cardinal Health, Inc.   18,200  1,205,750  14149Y10
McKesson Corp.   64,500  6,042,844  58155710
  36,112,548
MEDICAL SUPPLIES & APPLIANCES - 16.2%
Abbott Laboratories  997,200  59,769,675  00282410
Baxter International, Inc.   683,000  36,327,063  07181310
Becton, Dickinson & Co.   590,600  28,311,888  07588710
Boston Scientific Corp. (a)  489,768  34,528,644  10113710
Depuy, Inc.   267,900  6,195,188  24972610
Johnson & Johnson  1,103,900  62,577,331  47816010
Sofamor/Danek Group, Inc. (a)  400,500  19,198,969  83400510
  246,908,758
MEDICAL TECHNOLOGY - 5.9%
Arterial Vascular Engineering, Inc. (a)  300,000  11,100,000  04301310
Medtronic, Inc.   441,200  39,873,450  58505510
Micro Therapeutics, Inc.   52,300  209,200  59500W10
St. Jude Medical, Inc. (a)  439,400  16,724,663  79084910
Sonus Pharmaceuticals, Inc. (a)  258,200  10,295,725  83569210
Stryker Corp.   220,000  8,786,250  86366710
U.S. Surgical Corp.   105,931  3,489,102  91270710
  90,478,390
X-RAY & RELATED APPARATUS - 0.5%
Hologic, Inc. (a)  293,700  7,122,225  43644010
X-RAY ELECTRO-MED. APPARATUS - 1.2%
Guidant Corp.   202,730  17,802,228  40169810
TOTAL MEDICAL EQUIPMENT & SUPPLIES   409,698,505
MEDICAL FACILITIES MANAGEMENT - 7.9%
HOME HEALTH CARE AGENCIES - 0.0%
Coram Healthcare Corp.
 warrants 7/11/99 (a)  19,069  -  21810311
HOSPITALS - 4.4%
Columbia/HCA Healthcare Corp.   571,000  18,022,188  19767710
HEALTHSOUTH Corp. (a)  472,000  11,770,500  42192410
Health Management Associates, Inc.
 Class A (a)  293,400  8,673,638  42193310
Quorum Health Group, Inc. (a)  390,000  13,284,375  74908410
Tenet Healthcare Corp. (a)  582,700  15,878,570  88033G10
  67,629,271
HMOS & OUTPATIENT CARE - 2.6%
Humana, Inc. (a)  511,500  12,052,219  44485910
Oxford Health Plans, Inc. (a)  343,900  25,147,688  69147110
United HealthCare Corp.   47,090  2,289,751  91058110
  39,489,658
SKILLED NURSING CARE FACILITIES - 0.9%
Beverly Enterprises, Inc. (a)  433,100  7,064,944  08785110
Vencor, Inc. (a)  167,100  6,704,888  92260210
  13,769,832
TOTAL MEDICAL FACILITIES MANAGEMENT   120,888,761
TOTAL COMMON STOCKS
 (Cost $1,126,142,727)   1,427,956,295
CASH EQUIVALENTS - 6.6%
 SHARES VALUE (NOTE 1)
Taxable Central Cash Fund (b)
 (Cost $100,227,537)  100,227,537 $ 100,227,537  31635A10
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $1,226,370,264)  $ 1,528,183,832
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.65%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage. OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $672,069,400 and $580,471,354, respectively (see Note 3 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $116,067 for the period (see Note 4 of Notes to Financial Statements).
The fund participated in the securities lending program. At the period end, the value of securities loaned and the value of collateral amounted to $16,185,468 and $16,987,100, respectively (see Note 6 of Notes to Financial Statements).
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States   89.9%
France   2.2
Japan   2.0
Sweden   1.6
Switzerland   1.3
Others (individually less than 1%)    3.0
TOTAL   100.0%
Transactions during the period with companies that are or were affiliates are as follows:
 PURCHASES SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Arqule, Inc.  $ - $ 349,200 $ - $ -
Intergrated Living Communities, Inc.   249,320  3,172,470  -  -
Micro Therapeutics, Inc.   -  166,200  -  -
TOTALS  $ 249,320 $ 3,687,870 $ - $ -
INCOME TAX INFORMATION
At August 31, 1997, the aggregate cost of investment securities for income tax purposes was $1,226,508,826. Net unrealized appreciation aggregated $301,675,006, of which $332,285,586 related to appreciated investment securities and $30,610,580 related to depreciated investment securities.
HEALTH CARE PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31,
1997
(UNAUDITED)

ASSETS

INVESTMENT IN                       $ 1,528,183,832
SECURITIES, AT
VALUE
(COST
$1,226,370,
264) - SEE
ACCOMPANYIN
G SCHEDULE

RECEIVABLE FOR                       404,395
INVESTMENTS
SOLD

RECEIVABLE FOR                       3,211,363
FUND SHARES
SOLD

DIVIDENDS                            2,158,453
RECEIVABLE

INTEREST                             394,432
RECEIVABLE

REDEMPTION FEES                      2,591
RECEIVABLE

OTHER                                423,072
RECEIVABLES

 TOTAL ASSETS                        1,534,778,138

LIABILITIES

PAYABLE FOR           $ 6,164,734
FUND SHARES
REDEEMED

ACCRUED                776,647
MANAGEMENT
FEE

OTHER PAYABLES         937,280
AND
ACCRUED
EXPENSES

COLLATERAL ON          16,987,100
SECURITIES
LOANED,
AT VALUE

 TOTAL LIABILITIES                   24,865,761

NET ASSETS                          $ 1,509,912,377

NET ASSETS
CONSIST OF:

PAID IN CAPITAL                     $ 1,087,929,095

UNDISTRIBUTED                        2,197,052
NET INVESTMENT
INCOME

ACCUMULATED                          117,974,322
UNDISTRIBUTED
NET REALIZED
GAIN (LOSS) ON
INVESTMENTS
AND FOREIGN
CURRENCY
TRANSACTIONS

NET UNREALIZED                       301,811,908
APPRECIATION
(DEPRECIATION)
ON
INVESTMENTS
AND ASSETS
AND LIABILITIES
IN FOREIGN
CURRENCIES

NET ASSETS, FOR                     $ 1,509,912,377
14,253,902
SHARES
OUTSTANDING

NET ASSET                            $105.93
VALUE AND
REDEMPTION
PRICE PER
SHARE
($1,509,912,
377 (DIVIDED BY)
14,253,902
SHARES)

MAXIMUM                              $109.21
OFFERING PRICE
PER SHARE
(100/97.00
OF $105.93)

STATEMENT OF OPERATIONS
 SIX MONTHS
ENDED AUGUST
31, 1997
(UNAUDITED)

INVESTMENT                          $ 7,997,288
INCOME
DIVIDENDS

INTEREST                             3,073,814
(INCLUDING
INCOME ON
SECURITIES
LOANED OF
$55,680)

 TOTAL INCOME                        11,071,102

EXPENSES

MANAGEMENT           $ 4,439,785
FEE

TRANSFER AGENT        3,892,926
FEES

ACCOUNTING AND        403,744
SECURITY
LENDING FEES

NON-INTERESTED        1,435
TRUSTEES'
COMPENSATION

CUSTODIAN FEES        66,241
AND EXPENSES

REGISTRATION FEES     108,351

AUDIT                 32,033

LEGAL                 10,636

MISCELLANEOUS         3,550

 TOTAL EXPENSES       8,958,701
BEFORE
REDUCTIONS

 EXPENSE              (130,211)      8,828,490
REDUCTIONS

NET INVESTMENT                       2,242,612
INCOME

REALIZED AND
UNREALIZED
GAIN (LOSS)
NET REALIZED
GAIN (LOSS) ON:

 INVESTMENT           118,181,832
SECURITIES
(INCLUDING
REALIZED GAIN
OF
$1,751,840
ON SALES OF
INVESTMENTS OF

AFFILIATED
ISSUERS)

 FOREIGN              (16,708)       118,165,124
CURRENCY
TRANSACTIONS

CHANGE IN NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
ON:

 INVESTMENT           28,349,114
SECURITIES

 ASSETS AND           6,471          28,355,585
LIABILITIES IN
 FOREIGN
CURRENCIES

NET GAIN (LOSS)                      146,520,709

NET INCREASE                        $ 148,763,321
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                               $ 1,645,625
INFORMATION
SALES CHARGES
PAID TO FDC

 DEFERRED SALES                     $ 32,568
CHARGES
WITHHELD
 BY FDC

 EXCHANGE FEES                      $ 100,358
WITHHELD BY
FSC

 EXPENSE                            $ 126,561
REDUCTIONS
 DIRECTED
BROKERAGE
ARRANGEMENTS

  CUSTODIAN                          1,323
CREDITS

  TRANSFER                           2,327
AGENT CREDITS

                                    $ 130,211

STATEMENT OF CHANGES IN NET ASSETS
INCREASE         SIX MONTHS ENDED   YEAR ENDED
(DECREASE) IN    AUGUST 31, 1997    FEBRUARY 28,
NET ASSETS       (UNAUDITED)        1997

OPERATIONS          $ 2,242,612       $ 6,636,874
NET
INVESTMENT
INCOME

 NET REALIZED        118,165,124       276,138,063
GAIN (LOSS)

 CHANGE IN NET       28,355,585        (55,053,844)
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE        148,763,321       227,721,093
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

DISTRIBUTIONS TO     (1,273,612)       (7,843,463)
SHAREHOLDERS
FROM NET
INVESTMENT
INCOME

 FROM NET            (80,180,371)      (188,056,633)
REALIZED GAIN

 TOTAL               (81,453,983)      (195,900,096)
DISTRIBUTIONS

SHARE                412,890,162       445,765,805
TRANSACTIONS
NET PROCEEDS
FROM SALES OF
SHARES

 REINVESTMENT        79,533,093        191,246,667
OF
DISTRIBUTIONS

 COST OF SHARES      (422,894,145)     (822,846,541)
REDEEMED

 REDEMPTION          519,487           657,588
FEES

 NET INCREASE        70,048,597        (185,176,481)
(DECREASE)
IN NET
ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL              137,357,935       (153,355,484)
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 BEGINNING OF        1,372,554,442     1,525,909,926
PERIOD

 END OF PERIOD      $ 1,509,912,377   $ 1,372,554,442
(INCLUDING
UNDISTRIBUTE
D NET
INVESTMENT
INCOME OF
$2,197,05
2 AND
$1,993,28
4,
RESPECTIVELY)

OTHER
INFORMATION
SHARES

 SOLD                3,970,354         4,420,102

 ISSUED IN           884,100           2,023,821
REINVESTMENT
OF
DISTRIBUTIONS

 REDEEMED            (3,998,076)       (8,234,436)

 NET INCREASE        856,378           (1,790,513)
(DECREASE)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

             SIX MONTHS ENDED   YEAR ENDED     YEAR ENDED     YEARS ENDED           TEN MONTHS ENDED
             AUGUST 31, 1997    FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,          FEBRUARY 28,

SELECTED     (UNAUDITED)        1997           1996           1995           1994   1993
PER-SHARE
DATA



NET ASSET VALUE,     $ 102.45      $ 100.47      $ 76.13       $ 63.31     $ 52.57     $ 70.42
BEGINNING OF
PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET INVESTMENT       .16           .52           .95           .75         .15         .13
INCOME D

 NET REALIZED         9.66          18.01         28.85         18.38       10.61       (9.34)
AND
UNREALIZED
GAIN (LOSS)

 TOTAL FROM           9.82          18.53         29.80         19.13       10.76       (9.21)
INVESTMENT
OPERATIONS

LESS
DISTRIBUTIONS

 FROM NET             (.10)         (.65)         (.59)         (.62)       (.07)       (.16)
INVESTMENT
INCOME

 FROM NET             (6.28)        (15.95)       (4.92)        (5.74)      -           (8.51)
REALIZED GAIN

 TOTAL                (6.38)        (16.60)       (5.51)        (6.36)      (.07)       (8.67)
DISTRIBUTIONS

REDEMPTION FEES       .04           .05           .05           .05         .05         .03
ADDED TO PAID
IN CAPITAL

NET ASSET VALUE,     $ 105.93      $ 102.45      $ 100.47      $ 76.13     $ 63.31     $ 52.57
END OF PERIOD

TOTAL RETURN B, C     10.73%        20.41%        39.68%        31.24%      20.57%      (14.81)%

RATIOS AND
SUPPLEMENTAL
DATA

NET ASSETS, END      $ 1,509,912   $ 1,372,554   $ 1,525,910   $ 943,141   $ 522,890   $ 536,367
OF PERIOD
(000 OMITTED)

RATIO OF              1.20% A       1.33%         1.31%         1.39%       1.59%       1.46% A
EXPENSES TO
AVERAGE NET
ASSETS

RATIO OF              1.18% A, E    1.32% E       1.30% E       1.36% E     1.55% E     1.46% A
EXPENSES TO
AVERAGE NET
ASSETS AFTER
EXPENSE
REDUCTIONS

RATIO OF NET          .30% A        .52%          1.06%         1.08%       .26%        .24% A
INVESTMENT
INCOME TO
AVERAGE NET
ASSETS

PORTFOLIO             85% A         59%           54%           151%        213%        112% A
TURNOVER RATE

AVERAGE              $ .0469       $ .0466
COMMISSION
RATE F



A ANNUALIZED B
 THE TOTAL RETURNS
WOULD HAVE BEEN
LOWER HAD CERTAIN
EXPENSES NOT BEEN
REDUCED DURING THE
PERIODS SHOWN
(SEE NOTE 8 OF
NOTES TO FINANCIAL
STATEMENTS). C
 TOTAL RETURNS DO
NOT INCLUDE THE
ONE TIME SALES
CHARGE AND FOR
PERIODS OF LESS
THAN ONE YEAR ARE
NOT
ANNUALIZED. D
NET INVESTMENT
INCOME PER SHARE
HAS BEEN
CALCULATED BASED
ON AVERAGE SHARES
OUTSTANDING DURING
THE
PERIOD. E FMR
OR THE FUND HAS
ENTERED INTO
VARYING
ARRANGEMENTS WITH
THIRD PARTIES WHO
EITHER PAID OR
REDUCED A PORTION
OF THE FUND'S
EXPENSES (SEE
NOTE 8 OF NOTES TO
FINANCIAL
STATEMENTS). F
 FOR FISCAL YEARS
BEGINNING ON OR
AFTER SEPTEMBER
1, 1995, A FUND IS
REQUIRED TO
DISCLOSE ITS
AVERAGE
COMMISSION RATE
PER SHARE FOR
SECURITY TRADES ON
WHICH
COMMISSIONS ARE
CHARGED. THIS
AMOUNT MAY VARY
FROM PERIOD TO
PERIOD AND FUND TO
FUND DEPENDING ON
THE MIX OF TRADES
EXECUTED IN
VARIOUS MARKETS
WHERE TRADING
PRACTICES AND
COMMISSION RATE
STRUCTURES MAY
DIFFER.

MEDICAL DELIVERY PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value), but does not include certain fees paid by shareholders upon exchange or redemption. If Fidelity had not reimbursed certain fund expenses, the past 10 year total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED             PAST 6   PAST 1   PAST 5    PAST 10
AUGUST 31, 1997           MONTHS   YEAR     YEARS     YEARS

MEDICAL DELIVERY          8.33%    23.53%   118.74%   423.04%

MEDICAL DELIVERY          5.08%    19.82%   112.18%   407.34%
(INCL. 3% SALES CHARGE)

S&P 500                   14.78%   40.65%   146.47%   266.19%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one, five or 10 years. You can compare the fund's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvestment of dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED             PAST 1   PAST 5   PAST 10
AUGUST 31, 1997           YEAR     YEARS    YEARS

MEDICAL DELIVERY          23.53%   16.95%   17.99%

MEDICAL DELIVERY          19.82%   16.24%   17.63%
(INCL. 3% SALES CHARGE)

S&P 500                   40.65%   19.77%   13.86%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19970831 19970923 144541 S00000000000001
             Medical Delivery            S&P 500
             00505                       SP001
  1987/08/31       9700.00                    10000.00
  1987/09/30       9550.46                     9781.00
  1987/10/31       6828.88                     7674.17
  1987/11/30       6420.14                     7041.82
  1987/12/31       7178.09                     7577.70
  1988/01/31       7220.44                     7896.72
  1988/02/29       7590.99                     8264.71
  1988/03/31       7792.15                     8009.33
  1988/04/30       7855.67                     8098.24
  1988/05/31       7728.63                     8168.69
  1988/06/30       7972.13                     8543.63
  1988/07/31       7887.43                     8511.17
  1988/08/31       7665.10                     8221.79
  1988/09/30       8099.18                     8572.04
  1988/10/31       8310.92                     8810.34
  1988/11/30       8046.24                     8684.35
  1988/12/31       8310.92                     8836.33
  1989/01/31       8924.97                     9483.15
  1989/02/28       9253.18                     9247.02
  1989/03/31       9761.36                     9462.47
  1989/04/30      10428.35                     9953.57
  1989/05/31      10968.30                    10356.69
  1989/06/30      10840.78                    10297.66
  1989/07/31      12071.24                    11227.54
  1989/08/31      12633.44                    11447.60
  1989/09/30      12983.48                    11400.66
  1989/10/31      12548.58                    11136.17
  1989/11/30      13131.99                    11363.35
  1989/12/31      13132.75                    11636.07
  1990/01/31      11199.23                    10855.29
  1990/02/28      11481.65                    10995.32
  1990/03/31      12013.92                    11286.70
  1990/04/30      12133.40                    11004.53
  1990/05/31      13849.68                    12077.47
  1990/06/30      14512.29                    11995.34
  1990/07/31      14566.60                    11956.96
  1990/08/31      13404.31                    10876.05
  1990/09/30      12513.59                    10346.39
  1990/10/31      12361.52                    10301.90
  1990/11/30      14077.79                    10967.40
  1990/12/31      15268.39                    11273.39
  1991/01/31      17729.23                    11764.91
  1991/02/28      18825.42                    12606.10
  1991/03/31      21621.83                    12911.17
  1991/04/30      20973.06                    12942.15
  1991/05/31      22706.83                    13501.25
  1991/06/30      20793.89                    12882.90
  1991/07/31      22880.28                    13483.24
  1991/08/31      23148.36                    13802.79
  1991/09/30      23358.16                    13572.29
  1991/10/31      23871.02                    13754.15
  1991/11/30      23206.64                    13199.86
  1991/12/31      27151.02                    14709.93
  1992/01/31      27174.88                    14436.32
  1992/02/29      26125.10                    14623.99
  1992/03/31      24395.36                    14338.83
  1992/04/30      23429.09                    14760.39
  1992/05/31      23190.50                    14832.71
  1992/06/30      21969.34                    14611.71
  1992/07/31      23219.52                    15209.33
  1992/08/31      23193.48                    14897.53
  1992/09/30      20471.73                    15073.32
  1992/10/31      21487.50                    15126.08
  1992/11/30      23597.18                    15641.88
  1992/12/31      23571.14                    15834.28
  1993/01/31      22373.05                    15967.28
  1993/02/28      18830.87                    16184.44
  1993/03/31      19247.59                    16525.93
  1993/04/30      19013.18                    16126.00
  1993/05/31      19599.21                    16558.18
  1993/06/30      19794.55                    16606.20
  1993/07/31      20289.41                    16539.77
  1993/08/31      20224.30                    17166.63
  1993/09/30      21891.21                    17034.45
  1993/10/31      22920.00                    17387.06
  1993/11/30      23297.66                    17221.88
  1993/12/31      24873.41                    17430.27
  1994/01/31      26266.84                    18022.90
  1994/02/28      26410.09                    17534.48
  1994/03/31      25094.80                    16769.97
  1994/04/30      25902.21                    16984.63
  1994/05/31      26774.73                    17263.18
  1994/06/30      25120.84                    16840.23
  1994/07/31      26240.80                    17392.59
  1994/08/31      28897.43                    18105.69
  1994/09/30      29926.23                    17662.10
  1994/10/31      30902.93                    18059.49
  1994/11/30      29574.62                    17401.77
  1994/12/31      29808.32                    17659.84
  1995/01/31      31116.77                    18117.75
  1995/02/28      31593.82                    18823.80
  1995/03/31      33597.39                    19379.29
  1995/04/30      32505.47                    19950.01
  1995/05/31      31439.27                    20747.42
  1995/06/30      31945.03                    21229.38
  1995/07/31      35170.98                    21933.35
  1995/08/31      35335.01                    21988.40
  1995/09/30      36073.15                    22916.31
  1995/10/31      35458.03                    22834.50
  1995/11/30      38424.26                    23836.93
  1995/12/31      39401.47                    24296.03
  1996/01/31      41520.62                    25123.07
  1996/02/29      42382.89                    25355.96
  1996/03/31      42792.11                    25600.14
  1996/04/30      43279.35                    25977.48
  1996/05/31      43187.94                    26647.44
  1996/06/30      42167.28                    26748.97
  1996/07/31      37597.12                    25567.20
  1996/08/31      41070.44                    26106.41
  1996/09/30      44010.57                    27575.68
  1996/10/31      40689.59                    28336.22
  1996/11/30      42989.90                    30478.15
  1996/12/31      43737.51                    29874.38
  1997/01/31      45806.84                    31740.93
  1997/02/28      46833.23                    31989.78
  1997/03/31      43869.94                    30675.32
  1997/04/30      44870.09                    32506.64
  1997/05/31      49030.70                    34485.64
  1997/06/30      49371.44                    36030.60
  1997/07/31      52545.70                    38897.55
  1997/08/29      50734.40                    36618.51
IMATRL PRASUN   SHR__CHT 19970831 19970923 144544 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Select Medical Delivery Portfolio on August 31, 1987, and the current maximum 3% sales charge was paid. As the chart shows, by August 31, 1997, the value of the investment would have grown to $50,734 - a 407.34% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $36,619 - a 266.19% increase. INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1997
                                             % OF FUND'S
                                             INVESTMENTS

HEALTHSOUTH CORP.                            8.0

HEALTH MANAGEMENT ASSOCIATES, INC. CLASS A   7.6

COLUMBIA/HCA HEALTHCARE CORP.                7.5

UNITED HEALTHCARE CORP.                      7.1

UNIVERSAL HEALTH SERVICES, INC. CLASS B      6.9

TENET HEALTHCARE CORP.                       6.8

WELLPOINT HEALTH NETWORKS, INC.              5.5

LINCARE HOLDINGS, INC.                       3.9

OXFORD HEALTH PLANS, INC.                    3.4

CIGNA CORP.                                  3.4

TOP INDUSTRIES AS OF AUGUST 31, 1997
HOSPITALS 40.1%
HMO'S & OUTPATIENT CARE 27.0%
MISCELLANEOUS HEALTH & ALLIED
SERVICES, NEC 6.5%
MEDICAL SUPPLIES & APPLIANCES 4.2%
MEDICAL SERVICES 3.9%
ALL OTHERS 18.3%
ROW: 1, COL: 1, VALUE: 18.3
ROW: 1, COL: 2, VALUE: 3.9
ROW: 1, COL: 3, VALUE: 4.2
ROW: 1, COL: 4, VALUE: 6.5
ROW: 1, COL: 5, VALUE: 27.0
ROW: 1, COL: 6, VALUE: 40.1
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
MEDICAL DELIVERY PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



Deborah Wheeler,
Portfolio Manager of
Fidelity Select Medical
Delivery Portfolio
Q. HOW DID THE FUND PERFORM, DEBORAH?
A. The fund had a total return of 8.33% for the six months through August 31, 1997. That compared to a return of 14.78% for the Standard & Poor's 500 Index during the same period. The fund's 12-month return was 23.53%, compared to a 40.65% return for the S&P 500 for the year that ended August 31, 1997.
Q. WHY DID THE FUND LAG THE S&P 500 DURING THE RECENT SIX-MONTH
PERIOD?
A. The medical delivery industry is largely driven by two sectors: managed-care companies and hospitals. Each of these sectors trailed the broader stock market during the recent six-month period as well as during the past 12 months.
Q. WHAT INFLUENCED THE PERFORMANCE OF THE HOSPITAL STOCKS?
A. The hospital stocks as a group actually experienced good business fundamentals. They benefited from rising admissions as well as historically high profit margins, which reflected their continued success in taking market share away from non-profit hospitals. In fact, stocks of many hospital companies posted respectable gains. However, increased federal government scrutiny of Medicare billing practices in the industry caused concern among investors. It especially hurt the performance of Columbia/HCA, which is by far the largest company in the group. As a result, hospital stocks as a group underperformed on a market-cap weighted basis -stocks such as Columbia/HCA.
Q. WHAT WAS GOING ON IN THE MANAGED-CARE SECTOR?
A. The managed-care sector includes HMOs as well as other types of managed care. These companies' stocks posted sizable gains during January and February, just before the start of the recent six-month period. Investors began to realize that the companies had raised their prices sufficiently to keep up with medical cost inflation after failing to do so in 1996. During the past six months, however, managed-care stocks generally trailed the market as a whole - partly because they previously had climbed sharply. During the period, I increased the fund's weighting in the managed-care group from around 21% to 27% for two reasons. First, it became increasingly clear that the firms are negotiating better pricing arrangements and will benefit from higher profit margins this year and in 1998. Second, they became more attractive on a relative basis as other stocks outpaced them.
Q. WHAT OTHER FACTORS AFFECTED THE FUND'S PERFORMANCE?
A. Pacificare, one of California's largest HMOs, was the fund's third-largest holding at the beginning of the period. Its stock suffered because the firm's acquisition of FHP, another California HMO, depressed Pacificare's earnings. I have reduced the fund's exposure to Pacificare. HEALTHSOUTH, a rehabilitation services company, accounted for 7% of the fund's assets at the end of February, and was a strong performer during the recent six months due to solid earnings growth. It is now the fund's biggest position.
Q. WHY DID YOU REDUCE THE FUND'S EXPOSURE TO PHARMACEUTICAL MANUFACTURERS AND DISTRIBUTORS?
A. Those stocks have done very well thanks to drug price inflation. But it seems likely that in the long run that trend will abate. In light of the stocks' sizable gains, this seemed like a good time to take profits.
Q. WHAT'S AHEAD FOR THE MEDICAL DELIVERY SECTOR?
A. Profit margins for managed-care companies should continue to rise in 1998 as those companies benefit from better pricing. Managed-care stocks also look inexpensive relative to other stock market sectors. At the same time, hospital stocks will likely be volatile amid continued concerns that the government will crack down on Medicare billing fraud. I will try to overweight hospital stocks that already reflect those risks, and stay clear of those that seem to run the greatest risk of receiving special government scrutiny. Those are short-term considerations, however. Over the long-term, health services in general should benefit from the aging population, and thus continue to grow faster than the economy.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


FUND FACTS
START DATE: June 30, 1986
FUND NUMBER: 505
TRADING SYMBOL: FSHCX
SIZE: as of August 31, 1997, more than
$150 million
MANAGER: Deborah Wheeler, since 1996;
manager, Fidelity Select Leisure Portfolio,
1991-1996; Fidelity Select Food and
Agriculture Portfolio, 1991-1993; Fidelity
Select Retailing Portfolio, 1990-1991;
Fidelity Select Construction and Housing
Portfolio, 1986-1988; assistant, Fidelity
Magellan Fund, 1988-1990; joined Fidelity in
1986
(checkmark)
MEDICAL DELIVERY PORTFOLIO
INVESTMENTS AUGUST 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 94.9%
 SHARES VALUE (NOTE 1)
COMPUTER SERVICES & SOFTWARE - 0.8%
COMPUTER SERVICES - 0.8%
HBO & Co.   17,800 $ 1,274,921  40410010
DRUGS & PHARMACEUTICALS - 2.6%
BIOTECHNOLOGY - 0.5%
Gilead Sciences, Inc.   3,500  113,313  37555810
Idexx Laboratories, Inc. (a)  34,800  654,675  45168D10
  767,988
DRUGS - 2.1%
Bristol-Myers Squibb Co.   10,000  760,000  11012210
Lilly (Eli) & Co.   5,000  523,125  53245710
Pfizer, Inc.   10,000  553,750  71708110
Schering-Plough Corp.   25,000  1,200,000  80660510
  3,036,875
TOTAL DRUGS & PHARMACEUTICALS   3,804,863
INSURANCE - 5.0%
ACCIDENT & HEALTH INSURANCE - 0.7%
Aetna, Inc.   11,400  1,087,988  00811710
LIFE INSURANCE - 0.9%
United Wisconsin Services, Inc.   40,100  1,310,769  91323610
MULTI-LINE INSURANCE - 3.4%
CIGNA Corp.   27,000  4,951,125  12550910
TOTAL INSURANCE   7,349,882
MEDICAL EQUIPMENT & SUPPLIES - 6.7%
DRUG DISTRIBUTORS - WHOLESALE - 1.2%
Cardinal Health, Inc.   27,600  1,828,500  14149Y10
MEDICAL SUPPLIES & APPLIANCES - 4.2%
Abbott Laboratories  27,900  1,672,256  00282410
Baxter International, Inc.   35,000  1,861,563  07181310
Boston Scientific Corp. (a)  25,600  1,804,800  10113710
Johnson & Johnson  15,000  850,313  47816010
  6,188,932
MEDICAL TECHNOLOGY - 0.2%
Fresenius Medical Care AG
 sponsored ADR (a)  1,000  23,188  35802910
Medtronic, Inc.   400  36,150  58505510
St. Jude Medical, Inc. (a)  4,650  176,991  79084910
  236,329
OPHTHALMIC GOODS - 1.1%
Cooper Companies, Inc. (a)  48,500  1,600,500  21664840
TOTAL MEDICAL EQUIPMENT & SUPPLIES   9,854,261
MEDICAL FACILITIES MANAGEMENT - 79.3%
HOME HEALTH CARE AGENCIES - 0.4%
American HomePatient, Inc. (a)  1,700  28,475  02664910
Coram Healthcare Corp.
 warrants 7/11/99 (a)  9,740  -
Home Health Corp. of America, Inc. (a)  47,900  586,775  43693610
  615,250
HOSPITALS - 40.1%
Columbia/HCA Healthcare Corp.   349,823  11,041,288  19767710
HEALTHSOUTH Corp.   472,800  11,790,450  42192410
Health Management Associates, Inc.
 Class A (a)  376,752  11,137,731  42193310
Magellan Health Services, Inc. (a)  10,000  305,000  55907910

 SHARES VALUE (NOTE 1)
Quorum Health Group, Inc. (a)  130,000 $ 4,428,125  74908410
Tenet Healthcare Corp. (a)  370,400  10,093,400  88033G10
Universal Health Services, Inc. Class B (a)  233,700  10,238,981
91390310
  59,034,975
HMO'S & OUTPATIENT CARE - 27.0%
Coventry Corp. (a)  180,600  3,002,475  22285310
Foundation Health Systems, Inc.
 Class A (a)  42,070  1,338,352  35040410
Humana, Inc. (a)  205,100  4,832,669  44485910
Maxicare Health Plans, Inc. (a)  1,000  18,000  57790420
Mid-Atlantic Medical Services, Inc. (a) 80,000 1,235,000 59523C10 Oxford Health Plans, Inc. (a) 69,000 5,045,625 69147110
PacifiCare Health Systems, Inc.
 Class A (a)  26,500  1,755,625  69511210
Sierra Health Services, Inc. (a)  114,400  3,768,050  82632210
Trigon Healthcare, Inc.   8,400  200,550  89618L10
United HealthCare Corp.   216,100  10,507,863  91058110
Wellpoint Health Networks, Inc. (a)  150,000  8,156,250  94973H10
  39,860,459
MEDICAL SERVICES - 3.9%
Lincare Holdings, Inc. (a)  119,900  5,717,731  53279110
National Surgery Centers, Inc. (a)  3,750  74,375  63804410
  5,792,106
MISCELLANEOUS HEALTH & ALLIED SERVICES, NEC - 6.5%
Renal Treatment Centers, Inc. (a)  130,300  4,413,913  75967110
Renal Care Group, Inc. (a)  125,000  4,078,125  75993010
Total Renal Care Holdings, Inc. (a)  25,000  1,143,750  89151A10
  9,635,788
NURSING CARE & NURSING HOMES - 0.4%
Health Care & Retirement Corp. (a)  15,000  546,563  42193710
NURSING, PERSONAL CARE FACILITIES - 0.5%
NovaCare, Inc. (a)  45,000  677,813  66993010
SKILLED NURSING CARE FACILITIES - 0.5%
Multicare Companies, Inc. (a)  24,950  689,244  62543V10
TOTAL MEDICAL FACILITIES MANAGEMENT   116,852,198
SERVICES - 0.5%
MANAGEMENT CONSULTING SERVICES - 0.5%
HealthCare COMPARE Corp. (a)  13,700  763,775  42192810
MANAGEMENT SERVICES - 0.0%
Medpartners, Inc. (a)  1,000  21,375  58503X10
TOTAL SERVICES   785,150
TOTAL COMMON STOCKS
 (Cost $119,237,879)   139,921,275
CASH EQUIVALENTS - 5.1%
Taxable Central Cash Fund (b)
 (Cost $7,485,118)  7,485,118  7,485,118  31635A10
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $126,722,997)  $ 147,406,393
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.65%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage. OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $94,250,369 and $114,996,187, respectively (see Note 3 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $38,647 for the period (see Note 4 of Notes to Financial Statements).
The fund participated in the securities lending program. At the period end, there were no loans outstanding (see Note 6 of Notes to Financial Statements).
INCOME TAX INFORMATION
At August 31, 1997, the aggregate cost of investment securities for income tax purposes was $126,747,691. Net unrealized appreciation aggregated $20,658,702, of which $24,798,883 related to appreciated investment securities and $4,140,181 related to depreciated investment securities.
MEDICAL DELIVERY PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31,
1997
(UNAUDITED)

ASSETS

INVESTMENT IN                     $ 147,406,393
SECURITIES, AT
VALUE
(COST
$126,722,99
7) - SEE
ACCOMPANYIN
G SCHEDULE

RECEIVABLE FOR                     3,440,185
INVESTMENTS
SOLD

RECEIVABLE FOR                     471,736
FUND SHARES
SOLD

DIVIDENDS                          13,096
RECEIVABLE

INTEREST                           39,759
RECEIVABLE

REDEMPTION FEES                    614
RECEIVABLE

OTHER                              167,822
RECEIVABLES

 TOTAL ASSETS                      151,539,605

LIABILITIES

PAYABLE FOR           $ 935,816
FUND SHARES
REDEEMED

ACCRUED                77,649
MANAGEMENT
FEE

OTHER PAYABLES         147,554
AND
ACCRUED
EXPENSES

 TOTAL LIABILITIES                 1,161,019

NET ASSETS                        $ 150,378,586

NET ASSETS
CONSIST OF:

PAID IN CAPITAL                   $ 114,776,035

ACCUMULATED                        (768,614)
NET INVESTMENT
(LOSS)

ACCUMULATED                        15,687,769
UNDISTRIBUTED
NET REALIZED
GAIN (LOSS) ON
INVESTMENTS
AND FOREIGN
CURRENCY
TRANSACTIONS

NET UNREALIZED                     20,683,396
APPRECIATION
(DEPRECIATION)
ON
INVESTMENTS

NET ASSETS, FOR                   $ 150,378,586
5,316,495
SHARES
OUTSTANDING

NET ASSET                          $28.29
VALUE AND
REDEMPTION
PRICE PER
SHARE
($150,378,5
86 (DIVIDED BY)
5,316,495
SHARES)

MAXIMUM                            $29.16
OFFERING PRICE
PER SHARE
(100/97.00
OF $28.29)

STATEMENT OF OPERATIONS
 SIX MONTHS
ENDED AUGUST
31, 1997
(UNAUDITED)

INVESTMENT                        $ 121,963
INCOME
DIVIDENDS

INTEREST                           431,909
(INCLUDING
INCOME ON
SECURITIES
LOANED OF
$16,029)

 TOTAL INCOME                      553,872

EXPENSES

MANAGEMENT           $ 511,471
FEE

TRANSFER AGENT        680,323
FEES

ACCOUNTING AND        88,447
SECURITY
LENDING FEES

NON-INTERESTED        385
TRUSTEES'
COMPENSATION

CUSTODIAN FEES        13,290
AND EXPENSES

REGISTRATION FEES     29,592

AUDIT                 12,543

LEGAL                 3,588

MISCELLANEOUS         592

 TOTAL EXPENSES       1,340,231
BEFORE
REDUCTIONS

 EXPENSE              (17,745)     1,322,486
REDUCTIONS

NET INVESTMENT                     (768,614)
INCOME (LOSS)

REALIZED AND                       15,632,176
UNREALIZED
GAIN (LOSS)
NET REALIZED
GAIN (LOSS) ON
INVESTMENT
SECURITIES

CHANGE IN NET                      (4,913,314)
UNREALIZED
APPRECIATION
(DEPRECIATION)
ON INVESTMENT
SECURITIES

NET GAIN (LOSS)                    10,718,862

NET INCREASE                      $ 9,950,248
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                             $ 111,679
INFORMATION
SALES CHARGES
PAID TO FDC

 DEFERRED SALES                   $ 2,510
CHARGES
WITHHELD
 BY FDC

 EXCHANGE FEES                    $ 34,185
WITHHELD BY
FSC

 EXPENSE                          $ 15,787
REDUCTIONS
 DIRECTED
BROKERAGE
ARRANGEMENTS

  CUSTODIAN                        887
CREDITS

  TRANSFER                         1,071
AGENT CREDITS

                                  $ 17,745

STATEMENT OF CHANGES IN NET ASSETS
INCREASE         SIX MONTHS ENDED   YEAR ENDED
(DECREASE) IN    AUGUST 31, 1997    FEBRUARY 28,
NET ASSETS       (UNAUDITED)        1997

OPERATIONS          $ (768,614)      $ (1,815,979)
NET
INVESTMENT
INCOME (LOSS)

 NET REALIZED        15,632,176       39,056,721
GAIN (LOSS)

 CHANGE IN NET       (4,913,314)      (20,650,234)
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE        9,950,248        16,590,508
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

DISTRIBUTIONS TO     (11,752,213)     (25,354,918)
SHAREHOLDERS
FROM NET
REALIZED GAINS

SHARE                82,246,266       213,043,160
TRANSACTIONS
NET PROCEEDS
FROM SALES OF
SHARES

 REINVESTMENT        11,578,782       24,874,771
OF
DISTRIBUTIONS

 COST OF SHARES      (134,286,482)    (332,613,257)
REDEEMED

 REDEMPTION          257,219          355,703
FEES

 NET INCREASE        (40,204,215)     (94,339,623)
(DECREASE)
IN NET
ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL              (42,006,180)     (103,104,033)
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 BEGINNING OF        192,384,766      295,488,799
PERIOD

 END OF PERIOD      $ 150,378,586    $ 192,384,766
(INCLUDING
ACCUMULATED
NET INVESTMENT
LOSS OF
$768,614
AND 0,
RESPECTIVELY)

OTHER
INFORMATION
SHARES

 SOLD                2,922,405        7,704,445

 ISSUED IN           475,127          921,317
REINVESTMENT
OF
DISTRIBUTIONS

 REDEEMED            (4,881,557)      (12,015,996)

 NET INCREASE        (1,484,025)      (3,390,234)
(DECREASE)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

             SIX MONTHS ENDED   YEAR ENDED     YEAR ENDED     YEARS ENDED           TEN MONTHS ENDED
             AUGUST 31, 1997    FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,          FEBRUARY 28,

SELECTED     (UNAUDITED)        1997           1996           1995           1994   1993
PER-SHARE
DATA



NET ASSET VALUE,     $ 28.29       $ 29.00     $ 23.18     $ 20.28     $ 14.46     $ 19.64
BEGINNING OF
PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET                  (.12)         (.23)       (.03)       .06         (.10)       (.13)
INVESTMENT
INCOME (LOSS) D

 NET REALIZED         2.11          2.92        7.72        3.74        5.84        (3.56)
AND
UNREALIZED
GAIN (LOSS)

 TOTAL FROM           1.99          2.69        7.69        3.80        5.74        (3.69)
INVESTMENT
OPERATIONS



LESS
DISTRIBUTIONS

 FROM NET             -             -           -           (.06)       -           -
INVESTMENT
INCOME

 FROM NET             (2.03)        (3.45)      (1.91)      (.89)       -           (1.55)
REALIZED GAIN

 TOTAL                (2.03)        (3.45)      (1.91)      (.95)       -           (1.55)
DISTRIBUTIONS

REDEMPTION FEES       .04           .05         .04         .05         .08         .06
ADDED TO PAID
IN CAPITAL

NET ASSET VALUE,     $ 28.29       $ 28.29     $ 29.00     $ 23.18     $ 20.28     $ 14.46
END OF PERIOD

TOTAL RETURN B, C     8.33%         10.50%      34.15%      19.63%      40.25%      (19.63)%

RATIOS AND
SUPPLEMENTAL
DATA

NET ASSETS, END      $ 150,379     $ 192,385   $ 295,489   $ 299,570   $ 188,553   $ 71,809
OF PERIOD
(000 OMITTED)

RATIO OF              1.56% A       1.57%       1.65%       1.48%       1.82%       1.77% A
EXPENSES TO
AVERAGE NET
ASSETS

RATIO OF              1.54% A, E    1.53% E     1.62% E     1.45% E     1.79% E     1.77% A
EXPENSES TO
AVERAGE NET
ASSETS AFTER
EXPENSE
REDUCTIONS

RATIO OF NET          (.89)% A      (.84)%      (.13)%      .29%        (.57)%      (.89)% A
INVESTMENT
INCOME (LOSS)
TO AVERAGE NET
ASSETS

PORTFOLIO             123% A        78%         132%        123%        164%        155% A
TURNOVER RATE

AVERAGE              $ .0421       $ .0434
COMMISSION
RATE F


A ANNUALIZED B
 THE TOTAL RETURNS
WOULD HAVE BEEN
LOWER HAD CERTAIN
EXPENSES NOT
BEEN REDUCED
DURING THE PERIODS
SHOWN (SEE NOTE
8 OF NOTES TO
FINANCIAL
STATEMENTS). C
 TOTAL RETURNS DO
NOT INCLUDE THE
ONE TIME SALES
CHARGE AND FOR
PERIODS OF LESS
THAN ONE YEAR ARE
NOT
ANNUALIZED. D
NET INVESTMENT
INCOME (LOSS) PER
SHARE HAS BEEN
CALCULATED BASED
ON AVERAGE SHARES
OUTSTANDING
DURING THE
PERIOD. E FMR
OR THE FUND HAS
ENTERED INTO
VARYING
ARRANGEMENTS
WITH THIRD PARTIES
WHO EITHER PAID OR
REDUCED A PORTION
OF THE FUND'S
EXPENSES (SEE
NOTE 8 OF NOTES
TO FINANCIAL
STATEMENTS). F
 FOR FISCAL YEARS
BEGINNING ON OR
AFTER SEPTEMBER
1, 1995, A FUND
IS REQUIRED TO
DISCLOSE ITS
AVERAGE
COMMISSION RATE
PER SHARE FOR
SECURITY TRADES ON
WHICH
COMMISSIONS ARE
CHARGED. THIS
AMOUNT MAY VARY
FROM PERIOD TO
PERIOD AND FUND TO
FUND DEPENDING
ON THE MIX OF
TRADES EXECUTED IN
VARIOUS MARKETS
WHERE TRADING
PRACTICES AND
COMMISSION RATE
STRUCTURES MAY
DIFFER.

AMERICAN GOLD PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value), but does not include certain fees paid by shareholders upon exchange or redemption.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED             PAST 6    PAST 1    PAST 5    PAST 10
AUGUST 31, 1997           MONTHS    YEAR      YEARS     YEARS

AMERICAN GOLD             -24.07%   -25.41%   53.69%    10.75%

AMERICAN GOLD             -26.35%   -27.65%   49.08%    7.43%
(INCL. 3% SALES CHARGE)

S&P 500                   14.78%    40.65%    146.47%   266.19%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one, five or 10 years. You can compare the fund's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvestment of dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED             PAST 1    PAST 5   PAST 10
AUGUST 31, 1997           YEAR      YEARS    YEARS

AMERICAN GOLD             -25.41%   8.98%    1.03%

AMERICAN GOLD             -27.65%   8.31%    0.72%
(INCL. 3% SALES CHARGE)

S&P 500                   40.65%    19.77%   13.86%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19970831 19970909 114427 S00000000000001
             American Gold               S&P 500
             00041                       SP001
  1987/08/31       9700.00                    10000.00
  1987/09/30      10112.04                     9781.00
  1987/10/31       7159.87                     7674.17
  1987/11/30       8303.90                     7041.82
  1987/12/31       8057.46                     7577.70
  1988/01/31       6847.36                     7896.72
  1988/02/29       7029.37                     8264.71
  1988/03/31       7732.80                     8009.33
  1988/04/30       7781.99                     8098.24
  1988/05/31       7732.80                     8168.69
  1988/06/30       7885.29                     8543.63
  1988/07/31       7865.61                     8511.17
  1988/08/31       7403.22                     8221.79
  1988/09/30       7083.48                     8572.04
  1988/10/31       7157.27                     8810.34
  1988/11/30       7255.65                     8684.35
  1988/12/31       7053.97                     8836.33
  1989/01/31       7309.76                     9483.15
  1989/02/28       7693.45                     9247.02
  1989/03/31       7422.90                     9462.47
  1989/04/30       7063.80                     9953.57
  1989/05/31       6808.01                    10356.69
  1989/06/30       7191.70                    10297.66
  1989/07/31       7265.49                    11227.54
  1989/08/31       7634.42                    11447.60
  1989/09/30       7678.69                    11400.66
  1989/10/31       7757.39                    11136.17
  1989/11/30       8746.13                    11363.35
  1989/12/31       8608.40                    11636.07
  1990/01/31       8987.16                    10855.29
  1990/02/28       8736.29                    10995.32
  1990/03/31       8396.87                    11286.70
  1990/04/30       7486.84                    11004.53
  1990/05/31       8146.00                    12077.47
  1990/06/30       7624.58                    11995.34
  1990/07/31       8155.84                    11956.96
  1990/08/31       8008.27                    10876.05
  1990/09/30       8003.35                    10346.39
  1990/10/31       6689.95                    10301.90
  1990/11/30       6606.33                    10967.40
  1990/12/31       7127.75                    11273.39
  1991/01/31       6139.02                    11764.91
  1991/02/28       6694.87                    12606.10
  1991/03/31       6670.28                    12911.17
  1991/04/30       6434.16                    12942.15
  1991/05/31       6655.52                    13501.25
  1991/06/30       7103.16                    12882.90
  1991/07/31       7024.45                    13483.24
  1991/08/31       6453.84                    13802.79
  1991/09/30       6345.62                    13572.29
  1991/10/31       6832.61                    13754.15
  1991/11/30       6817.85                    13199.86
  1991/12/31       6689.95                    14709.93
  1992/01/31       6852.28                    14436.32
  1992/02/29       6640.76                    14623.99
  1992/03/31       6188.21                    14338.83
  1992/04/30       5873.39                    14760.39
  1992/05/31       6291.51                    14832.71
  1992/06/30       6699.79                    14611.71
  1992/07/31       7122.83                    15209.33
  1992/08/31       6990.02                    14897.53
  1992/09/30       6950.66                    15073.32
  1992/10/31       6744.06                    15126.08
  1992/11/30       6173.45                    15641.88
  1992/12/31       6483.35                    15834.28
  1993/01/31       6360.37                    15967.28
  1993/02/28       6960.50                    16184.44
  1993/03/31       7742.64                    16525.93
  1993/04/30       8721.53                    16126.00
  1993/05/31       9690.59                    16558.18
  1993/06/30      10256.29                    16606.20
  1993/07/31      11072.86                    16539.77
  1993/08/31      10492.40                    17166.63
  1993/09/30       9380.69                    17034.45
  1993/10/31      10782.63                    17387.06
  1993/11/30      10792.47                    17221.88
  1993/12/31      11584.44                    17430.27
  1994/01/31      11589.36                    18022.90
  1994/02/28      11146.64                    17534.48
  1994/03/31      11417.19                    16769.97
  1994/04/30      10453.05                    16984.63
  1994/05/31      10905.61                    17263.18
  1994/06/30      10369.43                    16840.23
  1994/07/31      10216.94                    17392.59
  1994/08/31      10699.01                    18105.69
  1994/09/30      11633.63                    17662.10
  1994/10/31      10792.47                    18059.49
  1994/11/30       9513.51                    17401.77
  1994/12/31       9793.89                    17659.84
  1995/01/31       8770.73                    18117.75
  1995/02/28       9070.79                    18823.80
  1995/03/31      10462.89                    19379.29
  1995/04/30      10423.54                    19950.01
  1995/05/31      10639.98                    20747.42
  1995/06/30      10787.55                    21229.38
  1995/07/31      11077.78                    21933.35
  1995/08/31      11102.37                    21988.40
  1995/09/30      11097.45                    22916.31
  1995/10/31       9759.46                    22834.50
  1995/11/30      10664.57                    23836.93
  1995/12/31      10890.85                    24296.03
  1996/01/31      12824.05                    25123.07
  1996/02/29      13335.63                    25355.96
  1996/03/31      13655.37                    25600.14
  1996/04/30      13980.03                    25977.48
  1996/05/31      15504.95                    26647.44
  1996/06/30      13315.96                    26748.97
  1996/07/31      13070.00                    25567.20
  1996/08/31      14403.08                    26106.41
  1996/09/30      14137.45                    27575.68
  1996/10/31      13748.84                    28336.22
  1996/11/30      13158.55                    30478.15
  1996/12/31      13060.36                    29874.38
  1997/01/31      12503.64                    31740.93
  1997/02/28      14148.72                    31989.78
  1997/03/31      11901.78                    30675.32
  1997/04/30      11182.79                    32506.64
  1997/05/31      11824.39                    34485.64
  1997/06/30      10811.63                    36030.60
  1997/07/31      10641.95                    38897.55
  1997/08/29      10742.69                    36618.51
IMATRL PRASUN   SHR__CHT 19970831 19970909 114432 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Select American Gold Portfolio on August 31, 1987, and the current maximum 3% sales charge was paid. As the chart shows, by August 31, 1997, the value of the investment would have grown to $10,743 - a 7.43% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $36,619 - a 266.19% increase. INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1997
                             % OF FUND'S
                             INVESTMENTS

GETCHELL GOLD CORP.          9.6

PLACER DOME, INC.            8.6

EURO-NEVADA MINING LTD.      8.4

NEWMONT MINING CORP.         7.8

NEWMONT GOLD CO.             5.8

GREENSTONE RESOURCES LTD.    4.6

MERIDIAN GOLD, INC.          4.4

FRANCO-NEVADA MINING CORP.   4.4

PIONEER GROUP, INC.          3.2

CAMBIOR, INC.                3.0

TOP INDUSTRIES AS OF AUGUST 31, 1997
GOLD ORES 75.8%
GOLD & SILVER ORES 10.4%
INVESTMENT MANAGERS 3.2%
COPPER ORES 2.3%
METAL MINING 1.9%
ALL OTHERS 6.4%
ROW: 1, COL: 1, VALUE: 6.4
ROW: 1, COL: 2, VALUE: 1.9
ROW: 1, COL: 3, VALUE: 2.3
ROW: 1, COL: 4, VALUE: 3.2
ROW: 1, COL: 5, VALUE: 10.4
ROW: 1, COL: 6, VALUE: 75.8
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
AMERICAN GOLD PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



George Domolky, Portfolio Manager of Fidelity Select American Gold
Q. GEORGE, HOW DID THE FUND PERFORM DURING THE PERIOD?
A. Like most gold funds, we've struggled recently. For the six months that ended August 31, 1997, the fund was down 24.07%, compared to a gain of 14.78% in the Standard & Poor's 500 Index over the same period. For the 12 months that ended August 31, 1997, the fund lost 25.41%, while the S&P 500 gained 40.65%.
Q. WHAT INFLUENCED THE FUND'S PERFORMANCE OVER THE PERIOD?
A. Without question, the most important factor was the sharp decline in the price of gold - from roughly $360 an ounce at the time of our last report in February to about $320 an ounce currently. The combination of low inflation, a strong dollar and an explosive U.S. stock market has made gold unattractive to many people as an alternative investment.
Q. WHAT IS THE CURRENT SUPPLY/DEMAND SITUATION FOR GOLD?
A. The supply/demand situation is largely unchanged from what it was six months ago. Overall, there is an annual production shortfall that is currently being offset by central bank sales. Demand for gold jewelry continues to increase, especially in the Far East and India. However, the gap between production and consumption continues to be more than offset by central bank selling. In July, for example, there was a large sale by Australia that caused a sharp selloff. With the U.S. dollar as strong as it is, there is considerable incentive for central bankers to hold dollars rather than gold. If the dollar should weaken or we get a resurgence of inflation, it would reduce that incentive.
Q. WHAT WAS YOUR STRATEGY DURING THE PERIOD?
A. The fund's strategy had two main components. First, we concentrated on established companies with strong production profiles, low cash costs and proven managements. These companies generally held up reasonably well due to the high quality of earnings. Second, we looked for smaller companies with excellent exploration and production opportunities, and with cash on hand. In addition, the fund had approximately 4% of its holdings in diamond equities, which were some of the better performers in our portfolio during the period.
Q. CAN YOU PROVIDE THE NAMES OF SOME SPECIFIC STOCKS IN THOSE
CATEGORIES?
A. Certainly. In the category of established companies, Newmont Mining, Placer Dome and Barrick Gold performed as well as can be expected considering the decline in gold's price. Some of the better-performing small-company stocks included Getchell Gold, Greenstone Resources, Meridian Gold, Euro-Nevada Mining Corp, and Franco-Nevada. In the category of diamond equities, SouthernEra Resources and DIA Metropolitan Minerals were excellent performers due to new exploration successes.
Q. WHAT ABOUT DISAPPOINTMENTS?
A. TVI Pacific showed very poor results because its joint venture with Echo Bay in the Philippines did not materialize. This is a good example of the rule that foreign investments generally carry greater risk than U.S. investments. William Resources was also a disappointment due to the effect lower gold prices had on its high cash-cost structure, and we have liquidated our position as a result.
Q. WHAT'S YOUR OUTLOOK, GEORGE?
A. Low gold prices have led to a decline in exploration activities because many mines are economically unfeasible at the current gold price level. Eventually, that should result in a contraction in supply and provide some support for the price of gold. We will continue the fund's policy of identifying and purchasing low-cost producers and promising exploration companies with cash in the bank. The stock of these companies typically has a greater capacity to move independently of the price of gold and offers the most promising investment opportunities in the current economic environment.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


FUND FACTS
START DATE: December 16, 1985
FUND NUMBER: 041
TRADING SYMBOL: FSAGX
SIZE: as of August 31, 1997, more than
$297 million
MANAGER: George Domolky, since February 1997;
manager, Fidelity Select Precious Metals and
Minerals Portfolio, since February 1997; Fidelity
Canada Fund, 1987-1996; Fidelity Select
Food and Agriculture Portfolio, 1985-1987;
joined Fidelity in 1981
(checkmark)
AMERICAN GOLD PORTFOLIO
INVESTMENTS AUGUST 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 97.4%
 SHARES VALUE (NOTE 1)
CANADA - 55.9%
METALS & MINING - 3.2%
METAL MINING - 1.9%
Arizona Star Resource Corp. (a)   494,900 $ 2,496,343  04059G10
Morgain Minerals, Inc. (a)  295,000  408,143  61688E10
Romarco Minerals, Inc. (a)  160,800  480,865  77590310
SouthernEra Resources Ltd. (a)  268,900  2,325,203  84390110
  5,710,554
METAL MINING SERVICES - 0.3%
Minefinders Corp. Ltd. (a)  300,000  756,620  60290010
MISCELLANEOUS NONMETAL MINERALS - 1.0%
Camphor Ventures, Inc.   14,100  25,299  13461V10
DIA Metropolitan Minerals Ltd. (a):
 Class A  50,650  958,071  25243K20
 Class B  102,500  2,167,808  25243K30
  3,151,178
TOTAL METALS & MINING   9,618,352
OIL & GAS - 0.4%
OIL & GAS EXPLORATION - 0.4%
Southwestern Gold Corp. (a)   207,500  1,241,038  84548W10
PRECIOUS METALS - 52.3%
GOLD & SILVER ORES - 0.8%
Gold Corp, Inc. Class A (a)  34,500  211,313  38095610
Mentor Exploration & Development
 Co. Ltd. (a)(d)  188,000  1,557,917  58719310
Richmont Mines, Inc. (a)  187,300  647,840  76547T10
  2,417,070
GOLD ORES - 50.7%
Aber Resources Ltd. (a)   99,900  1,310,164  00291610
Agnico Eagle Mines Ltd.   100,600  880,771  00847410
Argosy Mining Corp. (a)   55,000  29,725  04022W10
Argosy Mining Corp. (warrants) (a)(c) 187,500 - 04022W94 Argosy Mining Corp. (a)(c) 375,000 202,666 04022W99
Barrick Gold Corp.   350,000  7,919,294  06790110
Bema Gold Corp. (a)   415,000  2,183,030  08135F10
Brazilian Resources, Inc. (a)   580,000  125,383  10591310
Cambior, Inc.   830,700  8,889,133  13201L10
Canaarc Resources Corp. (a)  530,000  225,330  13722D10
Canaarc Resources Corp. (warrants) (a)  125,000  -  13722D92
Cathedral Gold Corp. (a)   79,000  39,279  14890710
Crown Resources Corp. (a)  214,600  1,368,075  22856910
Echo Bay Mines Ltd.   405,000  2,042,875  27875110
Euro-Nevada Mining Ltd.   1,651,600  25,290,218  29870P10
Franco-Nevada Mining Corp.   552,600  13,120,641  35186010
Francisco Gold Corp. (a)   161,200  2,468,384  35190210
Francisco Gold Corp. (a)(c)  82,000  1,255,630  35190294
Geomaque Explorations Ltd. (a)   555,900  1,237,781  37247E10
Golden Knight Resources, Inc. (a)  530,800  1,204,842  38109010
Golden Queen Mining Co. Ltd. (a)  120,800  139,276  38115J10
Greenstone Resources Ltd. (a)   1,486,700  13,659,107  39573W10
Iamgold International African Mining
 Gold Corp. (a)   100,000  421,546  45091310
Indochina Goldfields Ltd.   20,000  89,353  45591310
Indochina Goldfields Ltd. (a)(c)  100,000  446,767  45591392
International Pursuit Corp. (warrants) (a) 150,000 - 46022D92 Kinross Gold Corp. (a) 938,100 4,089,717 49690210
Meridian Gold, Inc. (a)  2,975,100  13,291,746  58997510
Metallica Resources, Inc. (a)  1,011,600  2,004,612  59125J10

 SHARES VALUE (NOTE 1)
Mountain Province Mining, Inc. (a)   722,400 $ 2,863,052  62426E10
Nevsun Resources Ltd. (a)  582,000  2,180,796  64156L10
Oliver Gold Corp. (a)  273,800  155,865  68085H10
Oliver Gold Corp. (warrants) (a)  50,000  -  68085H92
Orvana Minerals Corp. (a)  228,100  821,834  68759M10
Placer Dome, Inc.   1,550,000  25,912,448  72590610
Prime Resources Group, Inc.   1,069,100  8,628,298  74157L10
Queenston Mining, Inc. (a)  254,000  210,485  74832E10
Repadre Capital Corp. (a)  121,900  658,800  76026J10
Repadre Capital Corp. (a)(c)  155,000  837,687  76026J92
Rio Narcea Gold Mines Ltd. (a)  57,900  183,578  76690910
Samax Gold, Inc. (a)(c)  240,000  864,709  79591592
Silver Standard Resources, Inc. (a)   157,700  562,504  82823L10
Sudbury Contact Mines Ltd. (a)  114,800  521,160  86462610
Sutton Resources Ltd. (a)  51,700  489,897  86947440
TVI Pacific, Inc. (a)(d)  6,779,500  1,319,015  87291710
TVI Pacific, Inc. (a)(c)  96,000  18,678  87291792
Teck Corp. Class B (sub-vtg.)  46,000  861,827  87874220
Valerie Gold Resources Ltd. (warrants) (a) 25,000 - 91890897 Viceroy Resources Corp. (a) 70,000 166,456 92564C10
Vista Gold Corp. (a)  1,335,600  885,427  92792610
  152,077,861
SILVER ORES - 0.8%
Pan American Silver Corp. (a)  182,700  1,184,869  69790010
Pan American Silver Corp. (warrants) (a)  87,500  -  69790092
Pan American Silver Corp. (a)(c)  175,000  1,134,931  69790096
  2,319,800
TOTAL PRECIOUS METALS   156,814,731
TOTAL CANADA      167,674,121
FRANCE - 0.3%
PRECIOUS METALS - 0.3%
GOLD ORES - 0.3%
Guyanor Resources SA Class B (a)  493,440  977,813  40299D23
GHANA - 1.4%
PRECIOUS METALS - 1.4%
GOLD ORES - 1.4%
Ashanti Goldfields Co. Ltd. GDR  389,152  4,037,452  04374320
PERU - 4.8%
PRECIOUS METALS - 4.8%
GOLD ORES - 3.9%
Compania de Minas Buenaventura SA:
 Class A  278,182  2,432,192  17999B23
 Class B  92,846  843,259  17999B27
 Class T  1,208,703  8,472,537  17999B22
  11,747,988
SILVER ORES - 0.9%
Compania de Minas Buenaventura SA
 Class B sponsored ADR  144,200  2,667,700  20444810
TOTAL PERU   14,415,688
UNITED STATES OF AMERICA - 35.0%
METALS & MINING - 2.3%
COPPER ORES - 2.3%
Freeport McMoRan Copper & Gold, Inc.
 Class A  250,000  6,687,500  35671D10
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
UNITED STATES OF AMERICA - CONTINUED
PRECIOUS METALS - 29.1%
GOLD & SILVER ORES - 9.6%
Getchell Gold Corp. (a)   849,948 $ 28,898,232  37426510
GOLD ORES - 19.5%
Battle Mountain Gold Co.   305,000  1,734,688  07159310
Canyon Resources Corp. (a)   678,734  1,527,152  13886910
Homestake Mining Co.   350,000  4,900,000  43761410
Newmont Gold Co.   401,900  17,382,175  65163710
Newmont Mining Corp.   549,240  23,239,718  65163910
Stillwater Mining Co. (a)  185,000  3,885,000  86074Q10
Stillwater Mining Co. (a)(c)  271,800  5,707,800  86074Q90
  58,376,533
TOTAL PRECIOUS METALS   87,274,765
SECURITIES INDUSTRY - 3.2%
INVESTMENT MANAGERS - 3.2%
Pioneer Group, Inc.   297,600  9,672,000  72368410
SERVICES - 0.4%
JEWELRY, PRECIOUS METAL - 0.4%
Lazare Kaplan International, Inc. (a)   74,300  1,221,306  52107810
TOTAL UNITED STATES OF AMERICA   104,855,571
TOTAL COMMON STOCKS
 (Cost $283,011,383)   291,960,645
CASH EQUIVALENTS - 2.6%
Taxable Central Cash Fund (b)
 (Cost $7,860,245)  7,860,245  7,860,245  31635A10
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $290,871,628)  $ 299,820,890
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.65%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $10,468,868 or 3.5% of net assets.
4. Affiliated company (see Note 10 of Notes to Financial Statements). OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $158,620,375 and $179,046,880, respectively (see Note 3 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $47,728 for the period (see Note 4 of Notes to Financial Statements).
The fund participated in the securities lending program. At the period end, there were no loans outstanding (see Note 6 of Notes to Financial Statements).
Transactions during the period with companies which are or were affiliates are as follows:
 PURCHASES SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Mentor Exploration & Development
 Co. Ltd.  $ - $ - $ - $ 1,557,917
Sudbury Contact Mines Ltd.   -  454,796  -  -
TVI Pacific, Inc.   1,480,536  908,277  -  1,319,015
TOTALS  $ 1,480,536 $ 1,363,073 $ - $ 2,876,932
INCOME TAX INFORMATION
At August 31, 1997, the aggregate cost of investment securities for income tax purposes was $290,942,765. Net unrealized appreciation aggregated $8,878,125, of which $51,272,043 related to appreciated investment securities and $42,393,918 related to depreciated investment securities.
AMERICAN GOLD PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31,
1997
(UNAUDITED)

ASSETS

INVESTMENT IN                      $ 299,820,890
SECURITIES, AT
VALUE
(COST
$290,871,62
8) - SEE
ACCOMPANYIN
G SCHEDULE

RECEIVABLE FOR                      1,040,164
INVESTMENTS
SOLD

RECEIVABLE FOR                      608,971
FUND SHARES
SOLD

DIVIDENDS                           172,388
RECEIVABLE

INTEREST                            76,510
RECEIVABLE

REDEMPTION FEES                     3,904
RECEIVABLE

OTHER                               3,500
RECEIVABLES

 TOTAL ASSETS                       301,726,327

LIABILITIES

PAYABLE TO            $ 446,985
CUSTODIAN
BANK

PAYABLE FOR            3,399,551
FUND SHARES
REDEEMED

ACCRUED                148,060
MANAGEMENT
FEE

OTHER PAYABLES         247,189
AND
ACCRUED
EXPENSES

 TOTAL LIABILITIES                  4,241,785

NET ASSETS                         $ 297,484,542

NET ASSETS
CONSIST OF:

PAID IN CAPITAL                    $ 310,777,056

ACCUMULATED                         (4,255,325)
NET INVESTMENT
(LOSS)

ACCUMULATED                         (17,986,898)
UNDISTRIBUTED
NET REALIZED
GAIN (LOSS) ON
INVESTMENTS
AND FOREIGN
CURRENCY
TRANSACTIONS

NET UNREALIZED                      8,949,709
APPRECIATION
(DEPRECIATION)
ON
INVESTMENTS
AND ASSETS
AND LIABILITIES
IN
FOREIGN
CURRENCIES

NET ASSETS, FOR                    $ 297,484,542
14,679,793
SHARES
OUTSTANDING

NET ASSET                           $20.26
VALUE AND
REDEMPTION
PRICE PER
SHARE
($297,484,5
42 (DIVIDED BY)
14,679,793
SHARES)

MAXIMUM                             $20.89
OFFERING PRICE
PER SHARE
(100/97.00
OF $20.26)

STATEMENT OF OPERATIONS
 SIX MONTHS
ENDED AUGUST
31, 1997
(UNAUDITED)

INVESTMENT                           $ 1,068,174
INCOME
DIVIDENDS

INTEREST                              427,456
(INCLUDING
INCOME ON
SECURITIES
LOANED OF
$9,885)

 TOTAL INCOME                         1,495,630

EXPENSES

MANAGEMENT           $ 947,981
FEE

TRANSFER AGENT        1,139,478
FEES

ACCOUNTING AND        159,930
SECURITY
LENDING FEES

NON-INTERESTED        733
TRUSTEES'
COMPENSATION

CUSTODIAN FEES        51,894
AND EXPENSES

REGISTRATION FEES     46,092

AUDIT                 15,704

LEGAL                 936

MISCELLANEOUS         1,016

 TOTAL EXPENSES       2,363,764
BEFORE
REDUCTIONS

 EXPENSE              (103,974)       2,259,790
REDUCTIONS

NET INVESTMENT                        (764,160)
INCOME (LOSS)

REALIZED AND
UNREALIZED
GAIN (LOSS)
NET REALIZED
GAIN (LOSS) ON:

 INVESTMENT           (17,143,031)
SECURITIES
 (INCLUDING
REALIZED GAIN
(LOSS)
 OF
$(491,416)
ON SALES OF
 INVESTMENTS
IN AFFILIATED
ISSUERS)

 FOREIGN              (13,432)        (17,156,463)
CURRENCY
TRANSACTIONS

CHANGE IN NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
ON:

 INVESTMENT           (80,342,008)
SECURITIES

 ASSETS AND           740             (80,341,268)
LIABILITIES IN
 FOREIGN
CURRENCIES

NET GAIN (LOSS)                       (97,497,731)

NET INCREASE                         $ (98,261,891)
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                                $ 446,086
INFORMATION
SALES CHARGES
PAID TO FDC

 DEFERRED SALES                      $ 16,189
CHARGES
WITHHELD
 BY FDC

 EXCHANGE FEES                       $ 76,823
WITHHELD BY
FSC

 EXPENSE                             $ 102,869
REDUCTIONS
  DIRECTED
BROKERAGE
ARRANGEMENTS

  CUSTODIAN                           288
CREDITS

  TRANSFER                            817
AGENT CREDITS

                                     $ 103,974

STATEMENT OF CHANGES IN NET ASSETS
INCREASE         SIX MONTHS ENDED   YEAR ENDED
(DECREASE) IN    AUGUST 31, 1997    FEBRUARY 28,
NET ASSETS       (UNAUDITED)        1997

OPERATIONS          $ (764,160)      $ (2,461,841)
NET
INVESTMENT
INCOME (LOSS)

 NET REALIZED        (17,156,463)     35,925,067
GAIN (LOSS)

 CHANGE IN NET       (80,341,268)     (16,652,278)
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE        (98,261,891)     16,810,948
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

DISTRIBUTIONS TO     (17,387,791)     (6,827,284)
SHAREHOLDERS
FROM NET
REALIZED GAINS

SHARE                264,985,697      757,145,884
TRANSACTIONS
NET PROCEEDS
FROM SALES OF
SHARES

 REINVESTMENT        17,028,543       6,693,065
OF
DISTRIBUTIONS

 COST OF SHARES      (298,199,195)    (799,571,083)
REDEEMED

 REDEMPTION          1,216,204        2,358,350
FEES

 NET INCREASE        (14,968,751)     (33,373,784)
(DECREASE)
IN NET
ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL              (130,618,433)    (23,390,120)
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 BEGINNING OF        428,102,975      451,493,095
PERIOD

 END OF PERIOD      $ 297,484,542    $ 428,102,975
(INCLUDING
ACCUMULATE
D NET
INVESTMENT
LOSS OF
$4,255,32
5 AND
$3,491,16
5,
RESPECTIVELY)

OTHER
INFORMATION
SHARES

 SOLD                12,036,728       27,099,046

 ISSUED IN           755,146          262,370
REINVESTMENT
OF
DISTRIBUTIONS

 REDEEMED            (13,289,744)     (28,839,831)

 NET INCREASE        (497,870)        (1,478,415)
(DECREASE)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

             SIX MONTHS ENDED   YEAR ENDED     YEAR ENDED     YEARS ENDED           TEN MONTHS ENDED
             AUGUST 31, 1997    FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,          FEBRUARY 28,

SELECTED     (UNAUDITED)        1997           1996           1995           1994   1993
PER-SHARE
DATA



NET ASSET VALUE,     $ 28.21       $ 27.11     $ 18.44     $ 22.66     $ 14.15     $ 11.94
BEGINNING OF
PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET                  (.05)         (.16)       (.06)       (.05)       (.11)       (.05)
INVESTMENT
INCOME (LOSS) D

 NET REALIZED         (6.69)        1.60        8.62        (4.25)      8.44        2.16
AND
UNREALIZED
GAIN (LOSS)

 TOTAL FROM           (6.74)        1.44        8.56        (4.30)      8.33        2.11
INVESTMENT
OPERATIONS

LESS
DISTRIBUTIONS

 FROM NET             (1.29)        (.50)       -           -           -           -
REALIZED GAIN

REDEMPTION FEES       .08           .16         .11         .08         .18         .10
ADDED TO PAID
IN CAPITAL

NET ASSET VALUE,     $ 20.26       $ 28.21     $ 27.11     $ 18.44     $ 22.66     $ 14.15
END OF PERIOD

TOTAL RETURN B, C     (24.07)%      6.10%       47.02%      (18.62)%    60.14%      18.51%

RATIOS AND
SUPPLEMENTAL
DATA

NET ASSETS, END      $ 297,485     $ 428,103   $ 451,493   $ 278,197   $ 347,406   $ 168,033
OF PERIOD
(000 OMITTED)

RATIO OF              1.49% A       1.44%       1.39%       1.41%       1.50%       1.59% A
EXPENSES TO
AVERAGE NET
ASSETS

RATIO OF              1.42% A, E    1.42% E     1.39%       1.41%       1.49% E     1.59% A
EXPENSES TO
AVERAGE NET
ASSETS AFTER
EXPENSE
REDUCTIONS

RATIO OF NET          (.48)% A      (.59)%      (.27)%      (.22)%      (.51)%      (.44)% A
INVESTMENT
INCOME (LOSS)
TO AVERAGE NET
ASSETS

PORTFOLIO             103% A        63%         56%         34%         39%         30% A
TURNOVER RATE

AVERAGE              $ .0243       $ .0270
COMMISSION
RATE F


A ANNUALIZED B
 THE TOTAL RETURNS
WOULD HAVE BEEN
LOWER HAD CERTAIN
EXPENSES NOT BEEN
REDUCED DURING THE
PERIODS SHOWN
(SEE NOTE 8 OF
NOTES TO FINANCIAL
STATEMENTS). C
TOTAL RETURNS DO NOT
INCLUDE THE ONE
TIME SALES CHARGE
AND FOR PERIODS OF
LESS THAN ONE YEAR
ARE NOT
ANNUALIZED. D N
ET INVESTMENT
INCOME (LOSS) PER
SHARE HAS BEEN
CALCULATED BASED
ON AVERAGE SHARES
OUTSTANDING DURING
THE
PERIOD. E FMR
OR THE FUND HAS
ENTERED INTO
VARYING
ARRANGEMENTS WITH
THIRD PARTIES WHO
EITHER PAID OR
REDUCED A PORTION
OF THE FUND'S
EXPENSES (SEE
NOTE 8 OF NOTES TO
FINANCIAL
STATEMENTS). F
FOR FISCAL YEARS
BEGINNING ON OR
AFTER SEPTEMBER 1,
1995, A FUND IS
REQUIRED TO
DISCLOSE ITS
AVERAGE
COMMISSION RATE
PER SHARE FOR
SECURITY TRADES ON
WHICH
COMMISSIONS ARE
CHARGED. THIS
AMOUNT MAY VARY
FROM PERIOD TO
PERIOD AND FUND TO
FUND DEPENDING ON
THE MIX OF TRADES
EXECUTED IN
VARIOUS MARKETS
WHERE TRADING
PRACTICES AND
COMMISSION RATE
STRUCTURES MAY
DIFFER.

ENERGY PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value), but does not include certain fees paid by shareholders upon exchange or redemption.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED             PAST 6   PAST 1   PAST 5    PAST 10
AUGUST 31, 1997           MONTHS   YEAR     YEARS     YEARS

ENERGY                    21.38%   27.88%   104.51%   144.72%

ENERGY                    17.74%   24.05%   98.37%    137.38%
(INCL. 3% SALES CHARGE)

S&P 500                   14.78%   40.65%   146.47%   266.19%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one, five or 10 years. You can compare the fund's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark included reinvestment of dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED             PAST 1   PAST 5   PAST 10
AUGUST 31, 1997           YEAR     YEARS    YEARS

ENERGY                    27.88%   15.38%   9.36%

ENERGY                    24.05%   14.68%   9.03%
(INCL. 3% SALES CHARGE)

S&P 500                   40.65%   19.77%   13.86%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19970831 19970909 132832 S00000000000001
             Energy                      S&P 500
             00060                       SP001
  1987/08/31       9700.00                    10000.00
  1987/09/30       9491.06                     9781.00
  1987/10/31       6983.75                     7674.17
  1987/11/30       6692.49                     7041.82
  1987/12/31       7168.94                     7577.70
  1988/01/31       7435.90                     7896.72
  1988/02/29       7702.86                     8264.71
  1988/03/31       8249.81                     8009.33
  1988/04/30       8562.36                     8098.24
  1988/05/31       8249.81                     8168.69
  1988/06/30       8340.97                     8543.63
  1988/07/31       8393.06                     8511.17
  1988/08/31       8074.01                     8221.79
  1988/09/30       7982.85                     8572.04
  1988/10/31       8054.47                     8810.34
  1988/11/30       8074.01                     8684.35
  1988/12/31       8311.82                     8836.33
  1989/01/31       8939.88                     9483.15
  1989/02/28       8799.57                     9247.02
  1989/03/31       9307.37                     9462.47
  1989/04/30       9621.40                     9953.57
  1989/05/31       9734.99                    10356.69
  1989/06/30       9935.43                    10297.66
  1989/07/31      10349.69                    11227.54
  1989/08/31      10576.86                    11447.60
  1989/09/30      10743.90                    11400.66
  1989/10/31      10670.40                    11136.17
  1989/11/30      11071.29                    11363.35
  1989/12/31      11871.40                    11636.07
  1990/01/31      11341.36                    10855.29
  1990/02/28      11694.72                    10995.32
  1990/03/31      11701.52                    11286.70
  1990/04/30      11307.39                    11004.53
  1990/05/31      11993.71                    12077.47
  1990/06/30      11711.05                    11995.34
  1990/07/31      12508.70                    11956.96
  1990/08/31      12733.50                    10876.05
  1990/09/30      12697.24                    10346.39
  1990/10/31      12044.61                    10301.90
  1990/11/30      11914.09                    10967.40
  1990/12/31      11338.09                    11273.39
  1991/01/31      10603.70                    11764.91
  1991/02/28      11592.88                    12606.10
  1991/03/31      11435.51                    12911.17
  1991/04/30      11562.91                    12942.15
  1991/05/31      11630.35                    13501.25
  1991/06/30      11112.21                    12882.90
  1991/07/31      11682.84                    13483.24
  1991/08/31      11908.08                    13802.79
  1991/09/30      11787.95                    13572.29
  1991/10/31      12140.84                    13754.15
  1991/11/30      11239.85                    13199.86
  1991/12/31      11342.08                    14709.93
  1992/01/31      10735.15                    14436.32
  1992/02/29      10750.32                    14623.99
  1992/03/31      10439.27                    14338.83
  1992/04/30      11152.42                    14760.39
  1992/05/31      11683.49                    14832.71
  1992/06/30      11105.34                    14611.71
  1992/07/31      11401.99                    15209.33
  1992/08/31      11607.36                    14897.53
  1992/09/30      11675.82                    15073.32
  1992/10/31      11173.80                    15126.08
  1992/11/30      10915.18                    15641.88
  1992/12/31      11071.18                    15834.28
  1993/01/31      11488.67                    15967.28
  1993/02/28      12246.33                    16184.44
  1993/03/31      12872.57                    16525.93
  1993/04/30      13120.18                    16126.00
  1993/05/31      13514.72                    16558.18
  1993/06/30      13692.64                    16606.20
  1993/07/31      13592.07                    16539.77
  1993/08/31      14667.37                    17166.63
  1993/09/30      14582.28                    17034.45
  1993/10/31      14373.41                    17387.06
  1993/11/30      12632.82                    17221.88
  1993/12/31      13191.81                    17430.27
  1994/01/31      13898.37                    18022.90
  1994/02/28      13432.68                    17534.48
  1994/03/31      12782.32                    16769.97
  1994/04/30      13758.72                    16984.63
  1994/05/31      13904.32                    17263.18
  1994/06/30      13831.52                    16840.23
  1994/07/31      14041.83                    17392.59
  1994/08/31      13807.26                    18105.69
  1994/09/30      13702.10                    17662.10
  1994/10/31      14478.61                    18059.49
  1994/11/30      13588.86                    17401.77
  1994/12/31      13246.22                    17659.84
  1995/01/31      12929.04                    18117.75
  1995/02/28      13438.19                    18823.80
  1995/03/31      14172.70                    19379.29
  1995/04/30      14608.27                    19950.01
  1995/05/31      14985.20                    20747.42
  1995/06/30      14549.63                    21229.38
  1995/07/31      14893.06                    21933.35
  1995/08/31      14784.17                    21988.40
  1995/09/30      14792.55                    22916.31
  1995/10/31      14155.95                    22834.50
  1995/11/30      14968.45                    23836.93
  1995/12/31      16078.65                    24296.03
  1996/01/31      16327.07                    25123.07
  1996/02/29      16249.97                    25355.96
  1996/03/31      17337.88                    25600.14
  1996/04/30      18177.46                    25977.48
  1996/05/31      18365.32                    26647.44
  1996/06/30      18705.25                    26748.97
  1996/07/31      17864.37                    25567.20
  1996/08/31      18562.12                    26106.41
  1996/09/30      19546.14                    27575.68
  1996/10/31      20342.30                    28336.22
  1996/11/30      21469.44                    30478.15
  1996/12/31      21299.95                    29874.38
  1997/01/31      21786.34                    31740.93
  1997/02/28      19556.31                    31989.78
  1997/03/31      20097.76                    30675.32
  1997/04/30      19918.36                    32506.64
  1997/05/31      21731.75                    34485.64
  1997/06/30      22050.05                    36030.60
  1997/07/31      23496.91                    38897.55
  1997/08/29      23738.05                    36618.51
IMATRL PRASUN   SHR__CHT 19970831 19970909 132836 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Select Energy Portfolio on August 31, 1987, and the current maximum 3% sales charge was paid. As the chart shows, by August 31, 1997, the value of the investment would have grown to $23,738 - a 137.38% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $36,619 - a 266.19% increase. INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1997
                                 % OF FUND'S
                                 INVESTMENTS

TOTAL SA SPONSORED ADR           7.2

BRITISH PETROLEUM PLC ADR        5.4

MOBIL CORP.                      5.0

USX-MARATHON GROUP               4.3

TEXACO, INC.                     4.0

COASTAL CORP. (THE)              3.9

EXXON CORP.                      3.7

ROYAL DUTCH PETROLEUM CO.        3.7

TRANSOCEAN OFFSHORE, INC.        3.6

ELF AQUITAINE SA SPONSORED ADR   3.5

TOP INDUSTRIES AS OF AUGUST 31, 1997
OIL & GAS EXPLORATION 26.8%
PETROLEUM REFINERS 22.6%
CRUDE PETROLEUM & GAS 21.6%
DRILLING 8.7%
OIL & GAS SERVICES 5.9%
ALL OTHERS 14.4%
ROW: 1, COL: 1, VALUE: 14.4
ROW: 1, COL: 2, VALUE: 5.9
ROW: 1, COL: 3, VALUE: 8.699999999999999
ROW: 1, COL: 4, VALUE: 21.6
ROW: 1, COL: 5, VALUE: 22.6
ROW: 1, COL: 6, VALUE: 26.8
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
ENERGY PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



Larry Rakers, Portfolio Manager of Fidelity
Select Energy Portfolio
Q. HOW DID THE FUND PERFORM, LARRY?
A. For the six months that ended August 31, 1997, the fund generated a return of 21.38%, compared to the 14.78% return of the Standard & Poor's 500 Index. For the 12 months that ended August 31, 1997, the fund returned 27.88%, while the S&P 500 returned 40.65%.
Q. WHAT FACTORS HELPED THE FUND OUTPERFORM THE S&P 500 DURING THE LATEST SIX-MONTH PERIOD?
A. Since the energy market was fairly stable during the period, the fund didn't get much help from big changes in oil and natural gas prices. Therefore, stock selection was the key to the fund's strong performance during the period. The movement toward deep-water exploration and the investments I have made in those companies, such as Schlumberger, Halliburton, Transocean Offshore, Diamond Offshore Drilling and Noble Drilling, benefited the fund.
Q. COULD YOU EXPLAIN THE MOVEMENT TO DEEP-WATER EXPLORATION?
A. In the past five years, technology has been developed to extract oil and gas from large deep-water fields in cost-effective ways. Specifically, a company might be able to return its cost of capital on the average oil field when oil prices are about $20 a barrel. In deep waters, a company may be able to return its cost of capital when oil prices are as low as $12. On top of that, many shallow-water drilling opportunities have been exhausted. As a result, we've seen an explosion of exploration activity in the deep waters in the Gulf of Mexico, off the coast of the U.S., offshore from West Africa and in the North Sea.
Q. TOTAL WAS AGAIN THE FUND'S LARGEST HOLDING AT THE END OF THE PERIOD. WHAT DID YOU FIND ATTRACTIVE ABOUT THIS STOCK?
A. Total is a French integrated oil company that formerly was partially owned by the government and had a relatively high cost structure. Over the past few years, the company has transitioned into a more shareholder-focused company and, in an effort to grow earnings and cash flow, has cut costs and boosted production. The company has done a good job with this transition and was rewarded by a higher stock price during the period.
Q. SEVERAL OF THE FUND'S TOP 10 HOLDINGS WERE INTEGRATED OIL COMPANIES, SUCH AS MOBIL, TEXACO AND EXXON. WHY?
A. The price of oil recently has traded above $20 a barrel - a level at which most companies have a return above their cost of capital. As a result, companies have taken their excess returns and plowed the money back into exploration activities. Over time, I think the supply of oil will increase, which may drive down its price. Considering that possibility, I invested a large portion of the fund's assets in integrated oil companies because they are less sensitive to oil prices than pure exploration and production companies. Integrated oil companies look for oil, process it in their refineries, and make chemicals out of it or make gasoline and sell it to consumers at gasoline stations. If oil prices go down, these companies still make money by selling gasoline to consumers and from their chemical operations.
Q. WHAT WERE THE WEAK AREAS FOR THE FUND?
A. Chesapeake Energy, an exploration and production company, was a big disappointment. About two or three years ago, the company began drilling a few potentially interesting plays in Texas and Louisiana. Chesapeake produced a lot of gas in the first two or three years, and analysts projected the fields would last several more years into the future. However, recent exploration has been unsuccessful, causing the stock to fall during the period. The fund sold its position in Chesapeake by the end of the period.
Q. WHAT'S YOUR OUTLOOK FOR THE ENERGY MARKET IN THE NEAR FUTURE?
A. It's difficult to project short-term energy price movements because they are so dependent on three unpredictable factors: political instability, the weather and economic growth. If we see political instability in any oil-producing country, I think oil prices may go up. Weather can swing the markets, too. We've seen many reports about El Nino lately. This phenomenon occurs when the temperature in the Pacific Ocean is warmer than average, which some scientists believe is a precursor to a warmer-than-average winter. A warm winter likely would cause decreased demand for oil and gas, pushing prices down. Finally, economic growth helps boost demand, which would bolster the energy market.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
START DATE: JULY 14, 1981
FUND NUMBER: 060
TRADING SYMBOL: FSENX
SIZE: AS OF AUGUST 31, 1997, MORE THAN
$179 MILLION
MANAGER: LAWRENCE RAKERS, SINCE JANUARY
1997; MANAGER, FIDELITY SELECT PAPER AND
FOREST PRODUCTS PORTFOLIO, SINCE 1996; FIDELITY
SELECT AMERICAN GOLD PORTFOLIO, 1995-FEBRUARY
1997; FIDELITY SELECT PRECIOUS METALS AND
MINERALS PORTFOLIO, 1996-FEBRUARY 1997;
JOINED FIDELITY IN 1993
(CHECKMARK)
ENERGY PORTFOLIO
INVESTMENTS AUGUST 31, 1997 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 94.2%
 SHARES VALUE (NOTE 1)
AUTOS, TIRES, & ACCESSORIES - 0.4%
PETROLEUM - WHOLESALE - 0.4%
World Fuel Services Corp.   32,300 $ 747,445  98147510
CHEMICALS & PLASTICS - 5.2%
CHEMICALS - 3.6%
du Pont (E.I.) de Nemours & Co.   32,500  2,025,156  26353410
Monsanto Co.   46,100  2,025,519  61166210
Sasol, Ltd.   45,800  610,016  80386610
Solutia, Inc.  10,000  189,375  83437610
Witco Corp.   30,000  1,410,000  97738510
  6,260,066
UNSUPPLIED PLASTICS FILM & SHEET - 1.6%
W.R. Grace & Co.  40,000  2,752,500  38391110
TOTAL CHEMICALS & PLASTICS   9,012,566
COAL - 0.3%
BITUMINOUS COAL, LIG SURFACE MINING - 0.3%
Zeigler Coal Holding Co.   20,000  511,250  98928610
ELECTRICAL EQUIPMENT - 0.1%
MOTORS & GENERATORS - 0.1%
NQL Drilling Tools, Inc. Class A  20,000  147,721  62936W10
ENERGY SERVICES - 14.6%
DRILLING - 8.7%
Artisan Corp.   15,000  151,324  04314F10
Diamond Offshore Drilling, Inc.   96,200  5,254,925  25271C10
Noble Drilling Corp. (a)  123,800  3,520,563  65504210
Ryan Energy Technologies, Inc.   20,000  146,280  78348T10
Transocean Offshore, Inc.   65,566  6,232,868  89381710
  15,305,960
OIL & GAS SERVICES - 5.9%
Dresser Industries, Inc.   27,800  1,160,650  26159710
Eni Spa sponsored ADR  25,100  1,393,050  26874R10
Halliburton Co.   85,200  4,068,300  40621610
Schlumberger Ltd.   25,300  1,927,544  80685710
Weatherford Enterra, Inc. (a)  37,600  1,731,950  94707110
  10,281,494
TOTAL ENERGY SERVICES   25,587,454
HOLDING COMPANIES - 1.3%
HOLDING COMPANY OFFICES, NEC - 1.3%
Norfolk Southern Corp.   23,600  2,312,800  65584410
IRON & STEEL - 0.2%
FABRICATED METAL PRODUCTS - 0.2%
Prudential Steel Ltd.   10,000  398,126  74435C10
OIL & GAS - 71.6%
CRUDE PETROLEUM & GAS - 21.6%
Anadarko Petroleum Corp.   27,800  2,041,563  03251110
Basin Exploration, Inc. (a)  41,800  428,450  07010710
Burlington Resources, Inc.   33,600  1,701,000  12201410
Elf Aquitaine SA sponsored ADR 108,500 6,048,875 28626910 Enserch Exploration, Inc. (a) 250,000 2,250,000 29356V10
Nuevo Energy Corp.   20,000  1,016,250  67050910
OEMV AG  9,000  1,183,736  67399592
Occidental Petroleum Corp.   40,000  937,500  67459910
Ocean Energy, Inc. (a)  49,500  3,183,469  67481210
Petrobras PN (Pfd. Reg.)  3,800,000  925,938  71699794
Rio Alto Exploration Ltd. (a)  159,600  1,483,581  76689210
Santa Fe Energy Resources, Inc.   130,600  1,444,763  80201210
Stone Energy Corp.   20,000  610,000  86164210

 SHARES VALUE (NOTE 1)
Total SA sponsored ADR  264,900 $ 12,549,638  89151E10
Tullow Oil PLC (a)  268,160  421,517  89999C22
United Meridian Corp. (a)  42,800  1,677,225  91086510
  37,903,505
OIL & GAS EXPLORATION - 26.8%
Abacan Resource Corp. (a)  187,200  514,800  00291910
Amerada Hess Corp.   55,700  3,237,563  02355110
Anderson Exploration Ltd. (a)  66,900  833,990  03390110
Chevron Corp.   50,100  3,879,619  16675110
Exxon Corp.   105,700  6,467,519  30229010
Kerr-McGee Corp.   34,100  2,118,463  49238610
Mobil Corp.   121,200  8,817,300  60705910
Petro-Canada  135,100  2,336,444  71644E10
Phillips Petroleum Co.   59,200  2,815,700  71850710
Texaco, Inc.   61,300  7,064,825  88169410
USX-Marathon Group  232,400  7,567,525  90290582
Unocal Corp.   7,635  298,242  91528910
Woodside Petroleum Ltd.   114,000  909,645  98022810
  46,861,635
OIL FIELD EQUIPMENT - 0.6%
EVI, Inc. (a)  19,000  998,688  26893910
PETROLEUM REFINERS - 22.6%
British Petroleum PLC ADR  112,536  9,523,359  11088940
Coastal Corp. (The)  118,600  6,849,150  19044110
Pennzoil Co.   27,000  2,084,063  70990310
Royal Dutch Petroleum Co.   126,100  6,399,575  78025780
Shell Transport & Trading Co. PLC
 ADR   133,400  5,427,713  82270360
Tesoro Petroleum Corp.   4,100  69,700  88160910
Tosco Corp.   95,700  3,164,081  89149030
Ultramar Diamond Shamrock Corp.   12,000  391,500  90400010
Valero Energy Corp.   166,000  5,529,875  91913Y10
Wainoco Oil Corp.   33,100  153,088  93067610
  39,592,104
TOTAL OIL & GAS   125,355,932
RAILROADS - 0.5%
Wisconsin Central Transportation Corp.   30,000  930,000  97659210
TOTAL COMMON STOCKS
 (Cost $139,228,942)   165,003,294
CASH EQUIVALENTS - 5.8%
Taxable Central Cash Fund (b)
 (Cost $10,159,125)  10,159,125  10,159,125  31635A10
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $149,388,067) $ 175,162,419
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.65%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage. OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $104,557,732 and $168,414,345, respectively (see Note 3 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $31,210 for the period (see Note 4 of Notes to Financial Statements).
The fund participated in the securities lending program. At the period end, there were no loans outstanding (see Note 6 of Notes to Financial Statements).
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States   70.7%
France   10.6
United Kingdom   8.5
Netherlands   3.7
Canada    3.4
Others (individually less than 1%)     3.1
TOTAL   100.0%
INCOME TAX INFORMATION
At August 31, 1997, the aggregate cost of investment securities for income tax purposes was $149,533,638. Net unrealized appreciation aggregated $25,628,781, of which $27,646,127 related to appreciated investment securities and $2,017,346 related to depreciated investment securities.
ENERGY PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31,
1997
(UNAUDITED)

ASSETS

INVESTMENT IN                       $ 175,162,419
SECURITIES, AT
VALUE
(COST
$149,388,06
7) - SEE
ACCOMPANYIN
G SCHEDULE

RECEIVABLE FOR                       2,718,907
INVESTMENTS
SOLD

RECEIVABLE FOR                       2,738,763
FUND SHARES
SOLD

DIVIDENDS                            598,256
RECEIVABLE

INTEREST                             62,440
RECEIVABLE

REDEMPTION FEES                      584
RECEIVABLE

 TOTAL ASSETS                        181,281,369

LIABILITIES

PAYABLE FOR           $ 1,123,475
INVESTMENTS
PURCHASED

PAYABLE FOR            797,155
FUND SHARES
REDEEMED

ACCRUED                86,661
MANAGEMENT
FEE

OTHER PAYABLES         170,330
AND
ACCRUED
EXPENSES

 TOTAL LIABILITIES                   2,177,621

NET ASSETS                          $ 179,103,748

NET ASSETS
CONSIST OF:

PAID IN CAPITAL                     $ 133,043,510

UNDISTRIBUTED                        870,700
NET INVESTMENT
INCOME

ACCUMULATED                          19,417,585
UNDISTRIBUTED
NET REALIZED
GAIN (LOSS) ON
INVESTMENTS
AND FOREIGN
CURRENCY
TRANSACTIONS

NET UNREALIZED                       25,771,953
APPRECIATION
(DEPRECIATION)
ON
INVESTMENTS
AND ASSETS
AND LIABILITIES
IN
FOREIGN
CURRENCIES

NET ASSETS, FOR                     $ 179,103,748
7,277,268
SHARES
OUTSTANDING

NET ASSET                            $24.61
VALUE AND
REDEMPTION
PRICE PER
SHARE
($179,103,7
48 (DIVIDED BY)
7,277,268
SHARES)

MAXIMUM                              $25.37
OFFERING PRICE
PER SHARE
(100/97.00
OF $24.61)

STATEMENT OF OPERATIONS
 SIX MONTHS
ENDED AUGUST
31, 1997
(UNAUDITED)

INVESTMENT                         $ 2,022,077
INCOME
DIVIDENDS

INTEREST                            478,227
(INCLUDING
INCOME ON
SECURITIES
LOANED OF
$21,107)

 TOTAL INCOME                       2,500,304

EXPENSES

MANAGEMENT           $ 628,211
FEE

TRANSFER AGENT        827,706
FEES

ACCOUNTING AND        106,009
SECURITY
LENDING FEES

NON-INTERESTED        492
TRUSTEES'
COMPENSATION

CUSTODIAN FEES        23,246
AND EXPENSES

REGISTRATION FEES     30,374

AUDIT                 13,588

LEGAL                 664

MISCELLANEOUS         2,930

 TOTAL EXPENSES       1,633,220
BEFORE
REDUCTIONS

 EXPENSE              (43,683)      1,589,537
REDUCTIONS

NET INVESTMENT                      910,767
INCOME

REALIZED AND
UNREALIZED
GAIN (LOSS)
NET REALIZED
GAIN (LOSS) ON:

 INVESTMENT           19,722,447
SECURITIES

 FOREIGN              (11,390)      19,711,057
CURRENCY
TRANSACTIONS

CHANGE IN NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
ON:

 INVESTMENT           18,793,081
SECURITIES

 ASSETS AND           (2,399)       18,790,682
LIABILITIES IN
 FOREIGN
CURRENCIES

NET GAIN (LOSS)                     38,501,739

NET INCREASE                       $ 39,412,506
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                              $ 252,355
INFORMATION
SALES CHARGES
PAID TO FDC

 DEFERRED SALES                    $ 7,698
CHARGES
WITHHELD
 BY FDC

 EXCHANGE FEES                     $ 61,635
WITHHELD BY
FSC

 EXPENSE                           $ 43,683
REDUCTIONS
 DIRECTED
BROKERAGE
ARRANGEMENTS

STATEMENT OF CHANGES IN NET ASSETS
INCREASE         SIX MONTHS ENDED   YEAR ENDED
(DECREASE) IN    AUGUST 31, 1997    FEBRUARY 28,
NET ASSETS       (UNAUDITED)        1997

OPERATIONS          $ 910,767        $ 1,086,670
NET
INVESTMENT
INCOME

 NET REALIZED        19,711,057       20,637,191
GAIN (LOSS)

 CHANGE IN NET       18,790,682       (2,355,783)
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE        39,412,506       19,368,078
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

DISTRIBUTIONS TO     (309,753)        (1,000,086)
SHAREHOLDERS
FROM NET
INVESTMENT
INCOME

 FROM NET            (10,331,545)     (9,661,247)
REALIZED GAIN

 TOTAL               (10,641,298)     (10,661,333)
DISTRIBUTIONS

SHARE                84,495,577       338,291,399
TRANSACTIONS
NET PROCEEDS
FROM SALES OF
SHARES

 REINVESTMENT        10,476,877       10,462,236
OF
DISTRIBUTIONS

 COST OF SHARES      (148,060,645)    (274,385,798)
REDEEMED

 REDEMPTION          156,173          514,459
FEES

 NET INCREASE        (52,932,018)     74,882,296
(DECREASE)
IN NET
ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL              (24,160,810)     83,589,041
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 BEGINNING OF        203,264,558      119,675,517
PERIOD

 END OF PERIOD      $ 179,103,748    $ 203,264,558
(INCLUDING
UNDISTRIBUTE
D NET
INVESTMENT
INCOME OF
$870,700
AND
$428,529,
RESPECTIVELY)

OTHER
INFORMATION
SHARES

 SOLD                3,738,962        15,419,263

 ISSUED IN           519,427          507,572
REINVESTMENT
OF
DISTRIBUTIONS

 REDEEMED            (6,518,948)      (12,698,556)

 NET INCREASE        (2,260,559)      3,228,279
(DECREASE)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

             SIX MONTHS ENDED   YEAR ENDED     YEAR ENDED     YEARS ENDED           TEN MONTHS ENDED
             AUGUST 31, 1997    FEBRUARY 28,   FEBRUARY 29,   FEBRUARY              FEBRUARY 28,
                                                              28,

SELECTED     (UNAUDITED)        1997           1996           1995           1994   1993
PER-SHARE
DATA



NET ASSET VALUE,     $ 21.31      $ 18.97     $ 16.10     $ 16.73    $ 15.84     $ 14.70
BEGINNING OF
PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET                  .10          .13         .18         .07        .06         .23
INVESTMENT
INCOME D

 NET REALIZED         4.21         3.59        3.13        (.11)      1.35        1.16
AND
UNREALIZED
GAIN (LOSS)

 TOTAL FROM           4.31         3.72        3.31        (.04)      1.41        1.39
INVESTMENT
OPERATIONS

LESS
DISTRIBUTIONS

 FROM NET             (.03)        (.13)       (.11)       (.08)      (.03)       (.27)
INVESTMENT
INCOME

 FROM NET             (1.00)       (1.31)      (.36)       (.54)      (.57)       -
REALIZED GAIN

 TOTAL                (1.03)       (1.44)      (.47)       (.62)      (.60)       (.27)
DISTRIBUTIONS

REDEMPTION FEES       .02          .06         .03         .03        .08         .02
ADDED TO PAID
IN CAPITAL

NET ASSET VALUE,     $ 24.61      $ 21.31     $ 18.97     $ 16.10    $ 16.73     $ 15.84
END OF PERIOD

TOTAL RETURN B, C     21.38%       20.35%      20.92%      .04%       9.69%       9.81%

RATIOS AND
SUPPLEMENTAL
DATA

NET ASSETS, END      $ 179,104    $ 203,265   $ 119,676   $ 96,023   $ 145,490   $ 179,133
OF PERIOD
(000 OMITTED)

RATIO OF              1.54% A      1.57%       1.63%       1.85%      1.67%       1.71% A
EXPENSES TO
AVERAGE NET
ASSETS

RATIO OF              1.50% A,     1.55%       1.63%       1.85%      1.66%       1.71% A
EXPENSES TO          E            E                                  E
AVERAGE NET
ASSETS AFTER
EXPENSE
REDUCTIONS

RATIO OF NET          .86% A       .62%        1.04%       .42%       .37%        1.88% A
INVESTMENT
INCOME TO
AVERAGE NET
ASSETS

PORTFOLIO             110% A       87%         97%         106%       157%        72% A
TURNOVER RATE

AVERAGE              $ .0244      $ .0399
COMMISSION
RATE F


A ANNUALIZED B
 THE TOTAL RETURNS
WOULD HAVE BEEN
LOWER HAD CERTAIN
EXPENSES NOT
BEEN REDUCED
DURING THE PERIODS
SHOWN (SEE NOTE
8 OF NOTES TO
FINANCIAL
STATEMENTS). C
TOTAL RETURNS DO
NOT INCLUDE THE
ONE TIME SALES
CHARGE AND FOR
PERIODS OF LESS
THAN ONE YEAR ARE
NOT
ANNUALIZED. D N
ET INVESTMENT
INCOME PER SHARE
HAS BEEN
CALCULATED BASED
ON AVERAGE SHARES
OUTSTANDING
DURING THE
PERIOD. E FMR
OR THE FUND HAS
ENTERED INTO
VARYING
ARRANGEMENTS
WITH THIRD PARTIES
WHO EITHER PAID OR
REDUCED A PORTION
OF THE FUND'S
EXPENSES (SEE
NOTE 8 OF NOTES
TO FINANCIAL
STATEMENTS). F
FOR FISCAL YEARS
BEGINNING ON OR
AFTER SEPTEMBER
1, 1995, A FUND
IS REQUIRED TO
DISCLOSE ITS
AVERAGE
COMMISSION RATE
PER SHARE FOR
SECURITY TRADES ON
WHICH
COMMISSIONS ARE
CHARGED.  THIS
AMOUNT MAY VARY
FROM PERIOD TO
PERIOD AND FUND TO
FUND DEPENDING
ON THE MIX OF
TRADES EXECUTED IN
VARIOUS MARKETS
WHERE TRADING
PRACTICES AND
COMMISSION RATE
STRUCTURES MAY
DIFFER.

ENERGY SERVICE PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value), but does not include certain fees paid by shareholders upon exchange or redemption. If Fidelity had not reimbursed certain fund expenses, the past 10 year total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED             PAST 6   PAST 1   PAST 5    PAST 10
AUGUST 31, 1997           MONTHS   YEAR     YEARS     YEARS

ENERGY SERVICE            59.09%   82.75%   251.34%   192.11%

ENERGY SERVICE            54.32%   77.27%   240.80%   183.35%
(INCL. 3% SALES CHARGE)

S&P 500                   14.78%   40.65%   146.47%   266.19%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one, five or 10 years. You can compare the fund's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvestment of dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED             PAST 1   PAST 5   PAST 10
AUGUST 31, 1997           YEAR     YEARS    YEARS

ENERGY SERVICE            82.75%   28.57%   11.32%

ENERGY SERVICE            77.27%   27.79%   10.98%
(INCL. 3% SALES CHARGE)

S&P 500                   40.65%   19.77%   13.86%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19970831 19970909 115122 S00000000000001
             Energy Service              S&P 500
             00043                       SP001
  1987/08/31       9700.00                    10000.00
  1987/09/30       9385.61                     9781.00
  1987/10/31       6034.70                     7674.17
  1987/11/30       5375.26                     7041.82
  1987/12/31       5789.33                     7577.70
  1988/01/31       6019.37                     7896.72
  1988/02/29       6548.46                     8264.71
  1988/03/31       6931.86                     8009.33
  1988/04/30       7069.88                     8098.24
  1988/05/31       6586.80                     8168.69
  1988/06/30       6211.07                     8543.63
  1988/07/31       6111.38                     8511.17
  1988/08/31       6226.40                     8221.79
  1988/09/30       5958.02                     8572.04
  1988/10/31       5758.66                     8810.34
  1988/11/30       5513.28                     8684.35
  1988/12/31       5766.32                     8836.33
  1989/01/31       6119.05                     9483.15
  1989/02/28       6188.06                     9247.02
  1989/03/31       6579.13                     9462.47
  1989/04/30       6893.52                     9953.57
  1989/05/31       7016.21                    10356.69
  1989/06/30       7246.25                    10297.66
  1989/07/31       7652.65                    11227.54
  1989/08/31       8013.04                    11447.60
  1989/09/30       7898.02                    11400.66
  1989/10/31       7506.96                    11136.17
  1989/11/30       8151.07                    11363.35
  1989/12/31       9193.91                    11636.07
  1990/01/31       8603.48                    10855.29
  1990/02/28       9416.28                    10995.32
  1990/03/31       9868.70                    11286.70
  1990/04/30       9347.27                    11004.53
  1990/05/31      10919.21                    12077.47
  1990/06/30      10359.45                    11995.34
  1990/07/31      11333.28                    11956.96
  1990/08/31      11133.91                    10876.05
  1990/09/30      10919.21                    10346.39
  1990/10/31       9546.64                    10301.90
  1990/11/30       9692.33                    10967.40
  1990/12/31       9355.26                    11273.39
  1991/01/31       8932.82                    11764.91
  1991/02/28      10369.13                    12606.10
  1991/03/31       9562.64                    12911.17
  1991/04/30       9608.73                    12942.15
  1991/05/31       9862.20                    13501.25
  1991/06/30       8571.82                    12882.90
  1991/07/31       9217.01                    13483.24
  1991/08/31       9117.16                    13802.79
  1991/09/30       8279.94                    13572.29
  1991/10/31       8402.84                    13754.15
  1991/11/30       7396.65                    13199.86
  1991/12/31       7158.54                    14709.93
  1992/01/31       7058.69                    14436.32
  1992/02/29       7204.63                    14623.99
  1992/03/31       6690.01                    14338.83
  1992/04/30       7243.03                    14760.39
  1992/05/31       7819.09                    14832.71
  1992/06/30       7365.92                    14611.71
  1992/07/31       7673.16                    15209.33
  1992/08/31       8064.88                    14897.53
  1992/09/30       8310.67                    15073.32
  1992/10/31       7880.54                    15126.08
  1992/11/30       7719.24                    15641.88
  1992/12/31       7404.33                    15834.28
  1993/01/31       7696.20                    15967.28
  1993/02/28       8456.60                    16184.44
  1993/03/31       9124.84                    16525.93
  1993/04/30       9616.72                    16126.00
  1993/05/31      10062.58                    16558.18
  1993/06/30      10008.77                    16606.20
  1993/07/31      10147.14                    16539.77
  1993/08/31      10500.75                    17166.63
  1993/09/30      10193.26                    17034.45
  1993/10/31      10047.20                    17387.06
  1993/11/30       8986.36                    17221.88
  1993/12/31       8956.02                    17430.27
  1994/01/31       9040.87                    18022.90
  1994/02/28       8994.59                    17534.48
  1994/03/31       8323.47                    16769.97
  1994/04/30       8758.65                    16984.63
  1994/05/31       9148.81                    17263.18
  1994/06/30       9427.49                    16840.23
  1994/07/31       9602.67                    17392.59
  1994/08/31       9220.47                    18105.69
  1994/09/30       9570.82                    17662.10
  1994/10/31       9953.01                    18059.49
  1994/11/30       9435.46                    17401.77
  1994/12/31       9006.84                    17659.84
  1995/01/31       9063.43                    18117.75
  1995/02/28       9677.90                    18823.80
  1995/03/31      10211.52                    19379.29
  1995/04/30      10834.08                    19950.01
  1995/05/31      11117.06                    20747.42
  1995/06/30      10737.05                    21229.38
  1995/07/31      11270.67                    21933.35
  1995/08/31      11723.44                    21988.40
  1995/09/30      11755.78                    22916.31
  1995/10/31      10737.05                    22834.50
  1995/11/30      11343.44                    23836.93
  1995/12/31      12688.29                    24296.03
  1996/01/31      12964.49                    25123.07
  1996/02/29      13466.67                    25355.96
  1996/03/31      14529.60                    25600.14
  1996/04/30      15622.27                    25977.48
  1996/05/31      15395.00                    26647.44
  1996/06/30      15428.67                    26748.97
  1996/07/31      14578.54                    25567.20
  1996/08/31      15504.43                    26106.41
  1996/09/30      16085.21                    27575.68
  1996/10/31      17878.07                    28336.22
  1996/11/30      18601.94                    30478.15
  1996/12/31      18916.21                    29874.38
  1997/01/31      19969.53                    31740.93
  1997/02/28      17810.66                    31989.78
  1997/03/31      19064.20                    30675.32
  1997/04/30      18843.83                    32506.64
  1997/05/31      21459.23                    34485.64
  1997/06/30      22863.97                    36030.60
  1997/07/31      26458.99                    38897.55
  1997/08/29      28335.05                    36618.51
IMATRL PRASUN   SHR__CHT 19970831 19970909 115131 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Select Energy Service Portfolio on August 31, 1987, and the current maximum 3% sales charge was paid. As the chart shows, by August 31, 1997, the value of the investment would have grown to $28,335 - a 183.35% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $36,619 - a 266.19% increase. INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1997
                                  % OF FUND'S
                                  INVESTMENTS

COOPER CAMERON CORP.              5.7

HALLIBURTON CO.                   5.2

SCHLUMBERGER LTD.                 4.2

TRANSOCEAN OFFSHORE, INC.         4.1

NOBLE DRILLING CORP.              4.0

WESTERN ATLAS, INC.               3.9

DRESSER INDUSTRIES, INC.          3.7

WEATHERFORD ENTERRA, INC.         3.6

BAKER HUGHES, INC.                3.5

DIAMOND OFFSHORE DRILLING, INC.   3.0

TOP INDUSTRIES AS OF AUGUST 31, 1997
OIL & GAS SERVICES 39.9%
DRILLING 25.3%
OIL FIELD EQUIPMENT 10.8%
FABRICATED PIPE & FITTINGS 2.7%
ARCHITECTS & ENGINEERING 2.7%
ALL OTHERS 18.6%
ROW: 1, COL: 1, VALUE: 18.6
ROW: 1, COL: 2, VALUE: 2.7
ROW: 1, COL: 3, VALUE: 2.7
ROW: 1, COL: 4, VALUE: 10.8
ROW: 1, COL: 5, VALUE: 25.3
ROW: 1, COL: 6, VALUE: 42.6
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
ENERGY SERVICE PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



Robert Ewing, Portfolio Manager of Fidelity Select Energy Service
Portfolio
Q. HOW DID THE FUND PERFORM, BOB?
A. It would be hard to beat our performance over the period just past. For the six months that ended August 31, 1997, the fund was up 59.09%, compared to a gain of 14.78% in the Standard & Poor's 500 Index over the same period. For the 12 months that ended August 31, 1997, the fund gained 82.75%, while the S&P 500 gained 40.65%.
Q. WHAT FACTORS INFLUENCED THE FUND'S PERFORMANCE OVER THE PERIOD?
A. This sector is benefiting from an economic revival after about 15 years of tough times. As a result of high demand for hydrocarbons in the 1970s, we had increasing energy prices, which led to more exploration. People assumed that prices would keep going up, and when they didn't, a lot of firms were left with excess capacity. For example, the number of drill rigs in use worldwide in the early 1980s was roughly 5,000. By the early 1990s that number was down below 1,700. Currently, it is somewhere around 2,200, and utilization has reached the point at which many of the companies in our sector have benefited from favorable pricing. The demand for offshore equipment is especially strong.
Q. AGAINST THIS BACKDROP, WHAT STRATEGY HAVE YOU USED?
A. We've tried to expose the fund to those segments of the industry with the most pricing leverage. In the energy service sector, there are cycles of profitability that are predictable to some extent. First, the makers of drill rigs and related equipment do well when exploration activity is high. As wells are discovered and built, companies that manufacture the materials to build the wells benefit. In the next stage, an infrastructure must be built to transport oil and gas from the wells to the distribution points. We've tried to get in front of those waves of activity. In addition, now that many stocks in the sector have risen substantially, we've been using various valuation filters to prevent us from chasing stocks that are too expensive.
Q. ARE THERE ANY OTHER THEMES YOU'D LIKE TO HIGHLIGHT?
A. Yes, there are. We are particularly interested in companies involved in some facet of deep water drilling. Exploration results to date indicate that in size and flow rate, some deep water finds far exceed the typical shallow water site. Due to recent advances in drilling technology, many of these deep water sites have just become reachable in the last five years. Deep water drilling is really the frontier of this industry right now, and we are trying to position the fund to benefit from it.
Q. WHAT STOCKS PERFORMED WELL FOR YOU OVER THE PERIOD?
A. Cooper Cameron performed extremely well. The company manufactures pressure control equipment, risers, valves and other enabling technologies for deep water drilling. Schlumberger, with one of the biggest fleets of offshore drilling equipment in the industry, saw its revenues grow 25% to 30%, and earnings grew even faster. Halliburton has done well because of strong demand for its pressure pumping equipment and higher operating margins in its consulting business.
Q. HOW ABOUT DISAPPOINTMENTS?
A. United Meridian is an exploration and production company that, although it posted a positive return, was hurt by the decline in commodity prices. The same conditions applied to Union Pacific Resources, which we no longer hold.
Q. WHAT'S THE CURRENT OUTLOOK FOR ENERGY SERVICE, BOB?
A. Although capacity is still very tight in the sector, equity prices have increased to the point where it is much more difficult than it was even six months ago to find reasonably valued stocks. Our valuation screens will play a more important role in our strategy as we move forward. We also will continue to emphasize deep water opportunities because the economics of those fields makes them quite attractive.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


FUND FACTS
START DATE: December 16, 1985
FUND NUMBER: 043
TRADING SYMBOL: FSESX
SIZE: as of August 31, 1997, more than
$1 billion
MANAGER: Robert Ewing, since 1996; manager,
Select Environmental Services Portfolio, since
1996; joined Fidelity in 1990
(checkmark)
ENERGY SERVICE PORTFOLIO
INVESTMENTS AUGUST 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 90.1%
 SHARES VALUE (NOTE 1)
BUILDING MATERIALS - 2.7%
FABRICATED PIPE & FITTINGS - 2.7%
Coflexip sponsored ADR  582,000 $ 29,063,625
CONSTRUCTION - 2.5%
HEAVY CONSTRUCTION, NEC - 2.5%
McDermott (J. Ray) SA  668,100  26,389,944  58099A22
ELECTRICAL EQUIPMENT - 0.3%
MOTORS & GENERATORS - 0.3%
NQL Drilling Tools, Inc. Class A 460,400 3,400,540 62936W10 ENERGY SERVICES - 65.2%
DRILLING - 25.3%
Atwood Oceanics, Inc. (a)  40,000  3,627,500  05009510
Cliffs Drilling Co. (a)  342,000  16,309,125  18682C10
Diamond Offshore Drilling, Inc.   581,000  31,737,125  25271C10
Discoverer ASA (a)  90,666  2,664,723  25399L22
ENSCO International, Inc. (a)  238,000  15,113,000  26874Q10
Falcon Drilling, Inc. (a)  748,200  23,568,300  30591410
Helmerich & Payne, Inc.   150,100  10,600,813  42345210
Marine Drilling Companies, Inc. (a)  378,800  9,091,200  56824020
Nabors Industries, Inc. (a)  658,900  22,690,869  62956810
Noble Drilling Corp. (a)  1,489,250  42,350,547  65504210
Pride International, Inc. (a)  35,600  1,139,200  74193210
Reading & Bates Corp. (a)  855,000  31,047,188  75528180
Ryan Energy Technologies, Inc.   438,500  3,207,188  78348T10
Smedvig AS  182,900  5,033,452  79799892
Smedvig AS, Series B  75,725  2,094,086  79799897
Santa Fe International Corp.   5,100  228,225  80299J22
Transocean Offshore, Inc.   456,777  43,422,364  89381710
UTI Energy Corp. (a)  37,800  2,896,425  90338710
  266,821,330
OIL & GAS SERVICES - 39.9%
BJ Services Co. (a)  327,088  23,632,108  05548210
Baker Hughes, Inc.   859,456  36,419,448  05722410
CAL Dive International, Inc.   120,000  4,080,000  12791410
Canadian Fracmaster Ltd.
 Installment Receipt (c)(e)  250,000  1,990,632  13591392
Carbo Ceramics, Inc.   15,700  437,638  14078110
Computalog Ltd. (a)  15,400  242,472  20490830
Daniel Industries, Inc.   146,300  2,724,838  23623510
Dawson Geophysical Co. (a)  69,500  1,511,625  23935910
Dresser Industries, Inc.   928,800  38,777,400  26159710
Global Industries Ltd. (a)  509,400  18,561,263  37933610
Halliburton Co.   1,149,438  54,885,665  40621610
Input/Output, Inc. (a)  139,600  2,931,600  45765210
Lone Star Technologies, Inc. (a)  35,100  1,432,519  54231210
McDermott International, Inc.   631,600  20,369,100  58003710
Numar Corp. (a)  103,300  4,674,325  67052E10
Oceaneering International, Inc. (a)  560,000  13,055,000  67523210
Offshore Logistics, Inc. (a)  375,000  6,843,750  67625510
Pool Energy Services Co. (a)  269,000  8,423,063  73278810
Schlumberger Ltd.   576,900  43,952,569  80685710
SEACOR SMIT, Inc. (a)  135,300  7,323,113  81190410
Smith International, Inc. (a)  45,800  3,331,950  83211010
Tidewater, Inc.   176,565  9,269,663  88642310
Tuboscope, Inc. (a)  500,000  13,937,500  89860010
Varco International, Inc. (a)  567,400  22,554,150  92212610
Weatherford Enterra, Inc. (a)  824,600  37,983,138  94707110
Western Atlas, Inc. (a)  519,800  41,194,150  95767410
  420,538,679
TOTAL ENERGY SERVICES   687,360,009

 SHARES VALUE (NOTE 1)
ENGINEERING - 2.7%
ARCHITECTS & ENGINEERS - 2.7%
Stolt Comex Seaway SA (a)(d)  530,000 $ 28,288,750  86199A22
IRON & STEEL - 0.6%
FABRICATED METAL PRODUCTS - 0.6%
Prudential Steel Ltd.   150,000  5,971,897  74435C10
OIL & GAS - 14.8%
CRUDE PETROLEUM & GAS - 1.6%
Ocean Energy, Inc. (a)  74,500  4,791,281  67481210
Total SA sponsored ADR  115,000  5,448,125  89151E10
Unit Corp. (a)  320,400  4,305,375  90921810
United Meridian Corp. (a)  48,000  1,881,000  91086510
  16,425,781
OIL & GAS EXPLORATION - 1.6%
Companie Generale de Geophysique SA 150,000 3,609,375 20438610 Petroleum Geo-Services AS
 sponsored ADR (a)  110,400  6,699,900  71659710
Veritas DGC, Inc. (a)  208,500  7,141,125  92343P10
  17,450,400
OIL FIELD EQUIPMENT - 10.8%
Camco International, Inc.   239,710  16,510,026  13263210
Cooper Cameron Corp. (a)  918,876  59,612,081  21664010
Dailey Petroleum Services Corp.   60,000  540,000  23380G10
EVI, Inc. (a)  549,600  28,888,350  26893910
Gulf Island Fabrication, Inc. (d)  136,000  5,508,000  40230710
National-Oilwell, Inc. (a)  46,800  2,881,125  63707110
  113,939,582
PETROLEUM REFINERS - 0.8%
British Petroleum PLC ADR  25,060  2,120,703  11088940
Royal Dutch Petroleum Co.   127,400  6,465,550  78025780
  8,586,253
TOTAL OIL & GAS   156,402,016
SHIP BUILDING & REPAIR - 0.7%
SHIP BUILDERS - 0.7%
Halter Marine Group, Inc. (a)  185,700  7,346,756  40642Y10
SHIP BUILDING & REPAIRING - 0.0%
Friede Goldman International, Inc.   1,000  40,250  35843010
TOTAL SHIP BUILDING & REPAIR   7,387,006
SHIPPING - 0.6%
DEEP SEA TRANSPORT - 0.3%
Farstad Shipping ASA (a)  750,000  3,296,417  31199C22
SHIPPING - 0.3%
Hvide Marine, Inc.   80,900  2,497,788  44851510
TOTAL SHIPPING   5,794,205
TOTAL COMMON STOCKS
 (Cost $649,126,356)   950,057,992
CASH EQUIVALENTS - 9.9%
Taxable Central Cash Fund (b)
 (Cost $104,318,062) 104,318,062 104,318,062  31635A10
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $753,444,418)  $ 1,054,376,054
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.65%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,990,632 or 0.2% of net assets.
4. Affiliated company (see Note 10 of Notes to Financial Statements).
5. Purchased on an installment basis. Market value reflects only those payments made through August 31, 1997. The remaining installment aggregating CAD 2,437,500 is due September 9, 1998.
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $351,180,518 and $146,905,669, respectively (see Note 3 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $29,786 for the period (see Note 4 of Notes to Financial Statements).
The fund participated in the securities lending program. At the period end, the value of securities loaned and the value of collateral amounted to $2,881,102 and $2,995,200, respectively (see Note 6 of Notes to Financial Statements).
Transactions during the period with companies which are or were affiliates are as follows:
 PURCHASES SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Gulf Island Fabrication, Inc.  $ 811,813 $ - $ - $ 5,508,000
Stolt Comex Seaway SA   2,063,124  -  -  28,288,750
TOTALS  $ 2,874,937 $ - $ - $ 33,796,750
INCOME TAX INFORMATION
At August 31, 1997, the aggregate cost of investment securities for income tax purposes was $753,852,067. Net unrealized appreciation aggregated $300,523,987, of which $303,473,955 related to appreciated investment securities and $2,949,968 related to depreciated investment securities.
ENERGY SERVICE PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31,
1997
(UNAUDITED)

ASSETS

INVESTMENT IN                       $ 1,054,376,054
SECURITIES, AT
VALUE
(COST
$753,444,41
8) - SEE
ACCOMPANYIN
G SCHEDULE

RECEIVABLE FOR                       49,990,009
FUND SHARES
SOLD

DIVIDENDS                            489,458
RECEIVABLE

INTEREST                             551,836
RECEIVABLE

REDEMPTION FEES                      16,627
RECEIVABLE

 TOTAL ASSETS                        1,105,423,984

LIABILITIES

PAYABLE FOR           $ 1,752,841
INVESTMENTS
PURCHASED

PAYABLE FOR            15,243,625
FUND SHARES
REDEEMED

ACCRUED                485,702
MANAGEMENT
FEE

OTHER PAYABLES         608,222
AND
ACCRUED
EXPENSES

COLLATERAL ON          2,995,200
SECURITIES
LOANED,
AT VALUE

 TOTAL LIABILITIES                   21,085,590

NET ASSETS                          $ 1,084,338,394

NET ASSETS
CONSIST OF:

PAID IN CAPITAL                     $ 758,652,322

ACCUMULATED                          (725,412)
NET INVESTMENT
(LOSS)

ACCUMULATED                          25,479,927
UNDISTRIBUTED
NET REALIZED
GAIN (LOSS) ON
INVESTMENTS
AND FOREIGN
CURRENCY
TRANSACTIONS

NET UNREALIZED                       300,931,557
APPRECIATION
(DEPRECIATION)
ON
INVESTMENTS
AND ASSETS
AND LIABILITIES
IN
FOREIGN
CURRENCIES

NET ASSETS, FOR                     $ 1,084,338,394
35,365,630
SHARES
OUTSTANDING

NET ASSET                            $30.66
VALUE AND
REDEMPTION
PRICE PER
SHARE
($1,084,338,
394 (DIVIDED BY)
35,365,630
SHARES)

MAXIMUM                              $31.61
OFFERING PRICE
PER SHARE
(100/97.00
OF $30.66)

STATEMENT OF OPERATIONS
 SIX MONTHS
ENDED AUGUST
31, 1997
(UNAUDITED)

INVESTMENT                          $ 1,622,532
INCOME
DIVIDENDS

INTEREST                             2,090,593
(INCLUDING
INCOME ON
SECURITIES
LOANED OF
$35,939)

 TOTAL INCOME                        3,713,125

EXPENSES

MANAGEMENT           $ 2,005,416
FEE

TRANSFER AGENT        2,006,293
FEES

ACCOUNTING AND        293,185
SECURITY
LENDING FEES

NON-INTERESTED        1,305
TRUSTEES'
COMPENSATION

CUSTODIAN FEES        17,045
AND EXPENSES

REGISTRATION FEES     171,837

AUDIT                 22,117

LEGAL                 982

MISCELLANEOUS         1,909

 TOTAL EXPENSES       4,520,089
BEFORE
REDUCTIONS

 EXPENSE              (81,552)       4,438,537
REDUCTIONS

NET INVESTMENT                       (725,412)
INCOME (LOSS)

REALIZED AND
UNREALIZED
GAIN (LOSS)
NET REALIZED
GAIN (LOSS) ON:

 INVESTMENT           26,782,539
SECURITIES

 FOREIGN              269            26,782,808
CURRENCY
TRANSACTIONS

CHANGE IN NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
ON:

 INVESTMENT           290,502,671
SECURITIES

 ASSETS AND           (79)           290,502,592
LIABILITIES IN
 FOREIGN
CURRENCIES

NET GAIN (LOSS)                      317,285,400

NET INCREASE                        $ 316,559,988
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                               $ 2,211,761
INFORMATION
SALES CHARGES
PAID TO FDC

 DEFERRED SALES                     $ 4,617
CHARGES
WITHHELD
 BY FDC

 EXCHANGE FEES                      $ 131,250
WITHHELD BY
FSC

 EXPENSE                            $ 77,441
REDUCTIONS
 DIRECTED
BROKERAGE
ARRANGEMENTS

  CUSTODIAN                          2,514
CREDITS

  TRANSFER                           1,597
AGENT CREDITS

                                    $ 81,552

STATEMENT OF CHANGES IN NET ASSETS
INCREASE         SIX MONTHS ENDED   YEAR ENDED
(DECREASE) IN    AUGUST 31, 1997    FEBRUARY 28,
NET ASSETS       (UNAUDITED)        1997

OPERATIONS          $ (725,412)       $ (344,131)
NET
INVESTMENT
INCOME (LOSS)

 NET REALIZED        26,782,808        90,047,658
GAIN (LOSS)

 CHANGE IN NET       290,502,592       (16,245,487)
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE        316,559,988       73,458,040
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

DISTRIBUTIONS TO     (27,396,195)      (17,911,527)
SHAREHOLDERS
FROM NET
REALIZED GAINS

SHARE                870,998,209       1,555,976,986
TRANSACTIONS
NET PROCEEDS
FROM SALES OF
SHARES

 REINVESTMENT        26,949,026        17,660,042
OF
DISTRIBUTIONS

 COST OF SHARES      (543,581,306)     (1,466,322,715)
REDEEMED

 REDEMPTION          1,304,963         2,837,620
FEES

 NET INCREASE        355,670,892       110,151,933
(DECREASE)
IN NET
ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL              644,834,685       165,698,446
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 BEGINNING OF        439,503,709       273,805,263
PERIOD

 END OF PERIOD      $ 1,084,338,394   $ 439,503,709
(INCLUDING
ACCUMULATED
NET INVESTMENT
LOSS OF
$725,412
AND $0,
RESPECTIVELY)

OTHER
INFORMATION
SHARES

 SOLD                35,522,784        78,524,862

 ISSUED IN           1,372,849         891,837
REINVESTMENT
OF
DISTRIBUTIONS

 REDEEMED            (23,015,545)      (74,951,258)

 NET INCREASE        13,880,088        4,465,441
(DECREASE)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

             SIX MONTHS ENDED   YEAR ENDED     YEAR ENDED     YEARS ENDED           TEN MONTHS ENDED
             AUGUST 31, 1997    FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,          FEBRUARY 28,

SELECTED     (UNAUDITED)        1997           1996           1995           1994   1993
PER-SHARE
DATA



NET ASSET VALUE,     $ 20.46       $ 16.09     $ 11.97     $ 11.66    $ 11.01    $ 9.43
BEGINNING OF
PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET                  (.03)         (.01)       .08 E       .02        .03        .01
INVESTMENT
INCOME (LOSS) D

 NET REALIZED         11.39         5.05        4.49        .67        .51        1.47
AND
UNREALIZED
GAIN (LOSS)

 TOTAL FROM           11.36         5.04        4.57        .69        .54        1.48
INVESTMENT
OPERATIONS

LESS
DISTRIBUTIONS

 FROM NET             -             -           (.04)       (.01)      (.05)      -
INVESTMENT
INCOME

 IN EXCESS OF         -             -           -           (.01)      -          -
NET INVESTMENT
INCOME

 FROM NET             (1.21)        (.79)       (.48)       (.35)      -          -
REALIZED GAIN

 IN EXCESS OF         -             -           -           (.13)      -          -
NET REALIZED
GAIN

 TOTAL                (1.21)        (.79)       (.52)       (.50)      (.05)      -
DISTRIBUTIONS

REDEMPTION FEES       .05           .12         .07         .12        .16        .10
ADDED TO PAID
IN CAPITAL

NET ASSET VALUE,     $ 30.66       $ 20.46     $ 16.09     $ 11.97    $ 11.66    $ 11.01
END OF PERIOD

TOTAL RETURN B, C     59.09%        32.26%      39.15%      7.60%      6.36%      16.76%

RATIOS AND
SUPPLEMENTAL
DATA

NET ASSETS, END      $ 1,084,338   $ 439,504   $ 273,805   $ 63,794   $ 40,857   $ 85,234
OF PERIOD
(000 OMITTED)

RATIO OF              1.33% A       1.47%       1.59%       1.81%      1.66%      1.76% A
EXPENSES TO
AVERAGE NET
ASSETS

RATIO OF              1.31% A, F    1.45% F     1.58% F     1.79% F    1.65% F    1.76% A
EXPENSES TO
AVERAGE NET
ASSETS AFTER
EXPENSE
REDUCTIONS

RATIO OF NET          (.21)% A      (.07)%      .60%        .19%       .23%       .13% A
INVESTMENT
INCOME (LOSS)
TO AVERAGE NET
ASSETS

PORTFOLIO             48% A         167%        223%        209%       137%       236% A
TURNOVER RATE

AVERAGE              $ .0374       $ .0374
COMMISSION
RATE G


A ANNUALIZED B
 THE TOTAL RETURNS
WOULD HAVE BEEN
LOWER HAD CERTAIN
EXPENSES NOT
BEEN REDUCED
DURING THE PERIODS
SHOWN (SEE NOTE
8 OF NOTES TO
FINANCIAL
STATEMENTS). C
 TOTAL RETURNS DO
NOT INCLUDE THE
ONE TIME SALES
CHARGE AND FOR
PERIODS
OF LESS THAN ONE
YEAR ARE NOT
ANNUALIZED. D
NET INVESTMENT
INCOME (LOSS) PER
SHARE HAS BEEN
CALCULATED BASED
ON AVERAGE SHARES
OUTSTANDING
DURING THE
PERIOD. E
 INVESTMENT
INCOME PER SHARE
REFLECTS A SPECIAL
DIVIDEND WHICH
AMOUNTED TO
$.02 PER
SHARE. F FMR OR
THE FUND HAS
ENTERED INTO
VARYING
ARRANGEMENTS
WITH THIRD PARTIES
WHO EITHER PAID OR
REDUCED A PORTION
OF THE FUND'S
EXPENSES (SEE
NOTE 8 OF NOTES
TO FINANCIAL
STATEMENTS). G
 FOR FISCAL YEARS
BEGINNING ON OR
AFTER
SEPTEMBER 1,
1995, A FUND IS
REQUIRED TO
DISCLOSE ITS
AVERAGE
COMMISSION RATE
PER SHARE FOR
SECURITY TRADES ON
WHICH
COMMISSIONS ARE
CHARGED. THIS MAY
VARY FROM PERIOD
TO PERIOD AND FUND
TO FUND DEPENDING
ON THE MIX OF
TRADES EXECUTED IN
VARIOUS MARKETS
WHERE TRADING
PRACTICES AND
COMMISSION RATE
STRUCTURES MAY
DIFFER.

NATURAL RESOURCES PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value), but does not include certain fees paid by shareholders upon exchange or redemption. If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIOD ENDED                                LIFE OF
AUGUST 31, 1997                             FUND

NATURAL RESOURCES                           13.20%

NATURAL RESOURCES                           9.80%
(INCL. 3% SALES CHARGE)

S&P 500                                     14.77%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, since the fund started on March 3, 1997. You can compare the fund's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvestment of dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. Average annual total returns will appear once the fund is a year old, and the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1997
                            % OF FUND'S
                            INVESTMENTS

TOTAL SA SPONSORED ADR      3.0

TEXACO, INC.                2.9

GETCHELL GOLD CORP.         2.8

FORT JAMES CORP.            2.8

BRITISH PETROLEUM PLC ADR   2.4

COASTAL CORP. (THE)         2.1

TOSCO CORP.                 2.0

MOBIL CORP.                 1.9

EURO-NEVADA MINING LTD.     1.8

NORFOLK SOUTHERN CORP.      1.8

TOP INDUSTRIES AS OF AUGUST 31, 1997
ROW: 1, COL: 1, VALUE: 51.1
ROW: 1, COL: 2, VALUE: 4.9
ROW: 1, COL: 3, VALUE: 8.1
ROW: 1, COL: 4, VALUE: 10.5
ROW: 1, COL: 5, VALUE: 12.7
ROW: 1, COL: 6, VALUE: 12.7
PETROLEUM REFINERS 12.7%
OIL & GAS EXPLORATION 12.7%
CRUDE PETROLEUM & GAS 10.5%
GOLD ORES 8.1%
DRILLING 4.9%
ALL OTHERS 51.1%
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
NATURAL RESOURCES PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



Larry Rakers,
Portfolio Manager of Fidelity Select Natural Resources Portfolio
Q. HOW DID THE FUND PERFORM, LARRY?
A. From inception on March 3, 1997 through August 31, 1997, the fund returned 13.20%. During the same time period, the Standard & Poor's 500 Index returned 14.77%.
Q. WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING THE PERIOD?
A. Although oil prices peaked at about $26 a barrel and natural gas hit a level of about $4 per thousand cubic feet in January, both commodity prices plummeted shortly thereafter. Since many of the fund's energy holdings were sensitive to the commodity prices, the fund underperformed the broader market index during the period. However, I was able to mute this effect by investing some of the fund's assets in companies that tend to do better in flat-to-declining oil price environments because their operations are more diversified. For example, I invested in integrated oil companies, which look for oil, process it in their refineries, and make chemicals out of it or make gasoline and sell it to consumers at gasoline stations. When oil prices go down, these companies still make money by selling gasoline to consumers and from their chemical operations.
Q. AT THE END OF THE PERIOD, ABOUT 10% OF THE FUND WAS INVESTED IN THE PAPER AND FOREST PRODUCTS SECTOR. WHY?
A. I saw a good opportunity to buy paper stocks in late March, when the paper and forest product market bottomed. In fact, the fund had an overweighted position in these stocks relative to its benchmark in the latter part of the period, which helped performance. Fort James and Boise Cascade were particularly good performers.
Q. WHAT OTHER AREAS DID YOU TARGET?
A. In the last five years, technology has made it possible to explore deep-water oil and gas prospects in a cost-effective way. This trend has gained even more steam lately, considering that most of the shallow-water plays have been exhausted. Companies such as Transocean Offshore, Schlumberger and Halliburton have benefited from the exploration activity in deep waters, and their share prices reflected this good fortune during the period.
Q. WERE THERE ANY BIG DISAPPOINTMENTS DURING THE PERIOD?
A. The biggest disappointment has been the price of gold. The absolute supply and demand for gold shows that we consume more gold than we mine. However, gauging the direction of the gold price is nearly impossible because central banks hold so much of it, which they can sell at any time and swing the market. We've had some big sales of gold by central banks recently, which has led to the decline in its price. When the dollar is strong and there is virtually no inflation - like the environment we've seen in the last six months - there's very little incentive for a central bank to own gold. On the other hand, when the dollar's weak and there's a lot of inflation, central banks want to own it. Many market watchers see the strength of the dollar and low inflation continuing, and the gold price reflects that outlook. If the environment changes, there could be a good opportunity in this precious metal.
Q. WHAT'S YOUR OUTLOOK FOR THE NATURAL RESOURCES MARKET?
A. In a slow-growth, no-inflation economy, the natural resource sector tends to underperform. Each commodity has its own supply/demand outlook, so I'm constantly searching for an area within natural resources where supply/demand is starting to look favorable. For example, in late fall and early winter, gas prices often benefit from seasonal trends, as demand strengthens due to the winter heating season. However, several large companies engaged in oil and gas exploration recently have begun to increase their production volume. While this should benefit these companies on a short-term basis, the industry as a whole could suffer because increased production means greater supply and weaker prices. Overall, I am emphasizing stocks that are less sensitive to energy prices. As far as sectors, I remain positive on deep-water drilling and service companies. Also, I think the fundamentals of paper and forest products companies are continuing to improve.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


FUND FACTS
START DATE: March 3, 1997
FUND NUMBER: 514
TRADING SYMBOL: FNATF
SIZE: as of August 31, 1997, more than
$7 million
MANAGER: Lawrence Rakers, since inception;
manager, Fidelity Select Energy Portfolio, since
January 1997; Fidelity Select Paper and Forest
Products Portfolio, since 1996; Fidelity Select
American Gold Portfolio, 1995-February
1997; Fidelity Select Precious Metals and
Minerals Portfolio, 1996-February 1997;
joined Fidelity in 1993
(checkmark)
NATURAL RESOURCES PORTFOLIO
INVESTMENTS AUGUST 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 84.2%
 SHARES VALUE (NOTE 1)
AUTO, TIRES & ACCESSORIES - 0.5%
AUTO & TRUCK PARTS - 0.5%
Eaton Corp.   500 $ 45,031  27805810
CHEMICALS & PLASTICS - 3.7%
AGRICULTURAL CHEMICALS - 0.3%
Agrium, Inc.   2,300  27,513  00891610
CHEMICALS - 2.1%
Monsanto Co.   2,300  101,056  61166210
Sasol Ltd.   2,500  33,298  80386610
Solutia, Inc. (a)   1,000  18,938  83437610
Witco Corp.   500  23,500  97738510
  176,792
UNSUPPORTED PLASTICS FILM & SHEET - 1.3%
W.R. Grace & Co.   1,500  103,219  38391110
TOTAL CHEMICALS & PLASTICS   307,524
ELECTRICAL EQUIPMENT - 0.4%
ELECTRICAL EQUIPMENT - WHOLESALE - 0.4%
Anixter International, Inc.   1,900  30,756  03529010
ELECTRONIC INSTRUMENTS - 0.5%
LAB ANALYTICAL INSTRUMENTS - 0.2%
Thermoquest Corp. (a)  700  11,725  88365510
MEASURING INSTRUMENTS - 0.3%
Thermo Electron Corp. (a)  700  28,175  88355610
TOTAL ELECTRONIC INSTRUMENTS   39,900
ENERGY SERVICES - 8.6%
DRILLING - 4.9%
Diamond Offshore Drilling, Inc.   2,000  109,250  25271C10
Maverick Tube Corp. (a)   900  29,363  57791410
Noble Drilling Corp. (a)  4,400  125,125  65504210
Transocean Offshore, Inc.   1,500  142,594  89381710
  406,332
OIL & GAS SERVICES - 3.7%
Dresser Industries, Inc.   1,100  45,925  26159710
Halliburton Co.   2,100  100,275  40621610
Schlumberger Ltd.   900  68,569  80685710
Weatherford Enterra, Inc. (a)   1,900  87,519  94707110
  302,288
TOTAL ENERGY SERVICES   708,620
GAS - 0.1%
GAS TRANSMISSION & DISTRIBUTION - 0.1%
Consolidated Natural Gas Co.   200  11,813  20961510
HOLDING COMPANIES - 1.8%
HOLDING COMPANY OFFICES, NEC - 1.8%
Norfolk Southern Corp.   1,500  147,000  65584410
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
SPECIAL INDUSTRIAL MACHINERY, NEC - 0.1%
Gasonics International Corp. (a)  300  5,325  36727810
IRON & STEEL - 0.4%
FABRICATED METAL PRODUCTS - 0.1%
Prudential Steel Ltd.   200  7,963  74435C10
IRON & STEEL BLAST FURNACE, MILLS - 0.0%
Oregon Steel Mills, Inc.   200  5,388  68607910

 SHARES VALUE (NOTE 1)
IRON & STEEL FOUNDRIES - 0.3%
Dofasco Inc.   1,100 $ 22,432  25690070
TOTAL IRON & STEEL   35,783
LODGING & GAMING - 0.1%
HOTELS, MOTELS, & TOURIST COURTS - 0.1%
HFS, Inc. (a)   200  11,138  40418110
METALS & MINING - 5.2%
ALUMINUM, EXTRUDED PRODUCTS - 1.4%
Alumax, Inc. (a)   2,700  111,881  02219710
KAOLIN & BALL CLAY - 0.1%
English China Clay PLC  2,900  10,950  29321792
METAL MINING - 0.3%
Arizona Star Resource Corp. (a)   1,000  5,044  04059G10
Pasminco Ltd.   2,400  4,327  70265092
Phelps Dodge Corp.   200  16,088  71726510
  25,459
METAL MINING SERVICES - 0.1%
Minefinders Corp. Ltd. (a)   2,500  6,305  60290010
METAL ORES - 1.0%
Comalco Ltd.   2,900  14,436  19983099
Pechiney SA Class A  1,612  69,501  70599396
  83,937
METALS & MINERALS - WHOLESALE - 0.1%
Elkem ASA  500  8,884  28773299
MISCELLANEOUS NONMETAL MINERALS - 0.1%
Camphor Ventures, Inc. (a)   3,500  6,280  13461V10
MISCELLANEOUS METAL ORES, NEC - 0.0%
Helix Resources NL (a)  5,800  2,378  42399L22
PRIME NONFERROUS SMELTING - 2.1%
Alcan Aluminium Ltd.   1,800  62,908  01371610
Aluminum Co. of America  1,000  82,250  02224910
Metaleurop SA (a)  2,000  26,947  60299892
  172,105
TOTAL METALS & MINING   428,179
OIL & GAS - 36.4%
CRUDE PETROLEUM & GAS - 10.5%
Anadarko Petroleum Corp.   900  66,094  03251110
British Borneo Petroleum  1,464  11,032  11099D22
Burlington Resources, Inc.   400  20,250  12201410
Elf Aquitaine SA sponsored ADR  2,200  122,650  28626910
Enserch Exploration, Inc.   8,000  72,000  29356V10
Newfield Exploration Co. (a)   700  17,981  65129010
Nuevo Energy Corp.   300  15,301  67050910
Occidental Petroleum Corp.   1,100  25,781  67459910
Ocean Energy, Inc. (a)   1,100  70,744  67481210
Petrobras PN (Pfd. Reg.)  320,000  77,974  71699794
Petsec Energy Ltd. sponsored ADR (a)  1,000  24,375  71579610
Rio Alto Exploration Ltd. (a)   2,100  19,521  76689210
Santa Fe Energy Resources, Inc.   2,100  23,231  80201210
Total SA sponsored ADR  5,300  251,088  89151E10
Tullow Oil PLC (a)  5,100  8,017  89999C22
United Meridian Corp. (a)   800  31,350  91086510
YPF Sociedad Anonima Class D  400  13,050  98424592
  870,439
OIL & GAS EXPLORATION - 12.7%
Abacan Resource Corp. (a)  8,700  23,925  00291910
Amerada Hess Corp.   1,000  58,125  02355110
Chevron Corp.   600  46,463  16675110
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
OIL & GAS - CONTINUED
OIL & GAS EXPLORATION - CONTINUED
Exxon Corp.   1,500 $ 91,781  30229010
Gulfstream Resources Canada Ltd.   1,100  9,314  40274110
Kerr-McGee Corp.   900  55,913  49238610
Mobil Corp.   2,200  160,050  60705910
Petro-Canada  4,600  79,553  71644E10
Phillips Petroleum Co.   2,500  118,906  71850710
Texaco, Inc.   2,100  242,025  88169410
USX-Marathon Group   4,400  143,275  90290582
Woodside Petroleum Ltd.   2,200  17,555  98022810
  1,046,885
OIL FIELD EQUIPMENT - 0.5%
Cooper Cameron Corp. (a)   600  38,925  21664010
PETROLEUM REFINERS - 12.7%
British Petroleum PLC ADR  2,306  195,145  11088940
Coastal Corp. (The)  3,000  173,250  19044110
Eni Spa  5,400  29,828  26874R93
Murphy Oil Corp.   900  48,597  62671710
Pennzoil Co.   1,300  100,344  70990310
Royal Dutch Petroleum Co.   2,400  121,800  78025780
Shell Transport & Trading Co. PLC ADR   2,100  85,444  82270360
Tosco Corp.   4,900  162,006  89149030
Ultramar Diamond Shamrock Corp.   100  3,250  90400010
Valero Energy Corp.   3,100  103,269  91913Y10
Wainoco Oil Corp. (a)  5,200  24,050  93067610
  1,046,983
TOTAL OIL & GAS   3,003,232
PACKAGING & CONTAINERS - 0.8%
GLASS CONTAINERS - 0.8%
Owens-Illinois, Inc. (a)   1,800  62,663  69076840
PAPER & FOREST PRODUCTS - 9.9%
CONVERTED PAPER & PAPERBOARD - 1.8%
American Pad & Paper Co. (a)  800  18,400  02881610
Boise Cascade Corp.   3,300  130,556  09738310
  148,956
ENVELOPES - 1.1%
Mail-Well, Inc. (a)  3,150  88,003  56032120
PAPER - 2.3%
Buckeye Cellulose Corp. (a)   1,200  47,250  11815H10
Chesapeake Corp.   1,300  44,688  16515910
Mercer International, Inc. (SBI)  2,200  22,825  58805610
Stone Container Corp.   1,200  20,700  86158910
Willamette Industries, Inc.   700  55,825  96913310
  191,288
PAPER MILLS - 4.1%
Alliance Forest Products, Inc. (a)   2,600  61,545  01859J10
Alliance Forest Products, Inc. (a)(c)  1,000  23,671  01859J93
Bowater, Inc.   500  25,594  10218310
Fort James Corp.   5,400  226,800  34747110
  337,610

 SHARES VALUE (NOTE 1)
PAPERBOARD MILLS - 0.6%
Fiber Mark, Inc. (a)   700 $ 14,394  31564610
Jefferson Smurfit Corp. (a)   700  13,606  47508710
Mead Corp.   300  21,281  58283410
  49,281
TOTAL PAPER & FOREST PRODUCTS   815,138
PRECIOUS METALS - 12.0%
GOLD & SILVER ORES - 3.3%
Getchell Gold Corp. (a)  6,700  227,800  37426510
Industrias Penoles SA  9,500  42,472  78899A23
  270,272
GOLD ORES - 8.1%
Barrick Gold Corp.   2,500  56,567  06790110
Breakwater Resources Ltd. (a)   8,800  40,901  10690230
Euro-Nevada Mining Ltd.   9,600  147,001  29870P10
Franco-Nevada Mining Corp.   2,200  52,235  35186010
Indochina Goldfields Ltd. (a)   3,900  17,423  45591310
Placer Dome, Inc.   1,600  26,749  72590610
Francisco Gold Corp. (a)  3,000  45,938  35190210
Francisco Gold Corp. (a)(c)  700  10,719  35190294
Greenstone Resources Ltd. (a)  8,200  75,338  39573W10
Kalahari Goldridge Mining Co. Ltd. (a)  4,500  1,726  48699R22
Meridian Gold, Inc. (a)   14,000  62,547  58997510
Newmont Mining Corp.   2,015  85,260  65163910
Queenston Mining, Inc. (a)   20,000  16,574  74832E10
Stillwater Mining Co. (a)   1,300  27,300  86074Q10
TVI Pacific, Inc. (a)   10,000  1,946  87291710
  668,224
SILVER ORES - 0.6%
Compania de Minas Buenaventura SA
 Class B sponsored ADR  2,000  37,000  20444810
Pan American Silver Corp. (a)   1,500  9,728  69790010
  46,728
TOTAL PRECIOUS METALS   985,224
RAILROADS - 2.3%
CSX Corp.   1,800  102,958  12640810
Wisconsin Central Transportation Corp. (a)  2,700  83,700  97659210
  186,658
RETAIL & WHOLESALE, MISCELLANEOUS - 0.3%
STATIONERY & OFFICE SUPPLIES - WHOLESALE - 0.3%
Boise Cascade Office Products Corp. (a)  1,000  21,063  09740310
TOBACCO - 0.2%
CIGARETTES - 0.2%
Schweitzer-Mauduit International, Inc.   500  20,000  80854110
TRUCKING & FREIGHT - 0.9%
AIR COURIER SERVICES - 0.9%
Airborne Freight Corp.   800  39,400  00926610
CNF Transportation, Inc.   1,000  36,125  12612W10
  75,525
TOTAL COMMON STOCKS
 (Cost $6,530,985)   6,940,572
CASH EQUIVALENTS - 15.8%
 SHARES VALUE (NOTE 1)
Taxable Central Cash Fund (b)
 (Cost $1,306,274)  1,306,274 $ 1,306,274  31635A10
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $7,837,259)  $ 8,246,846
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.65%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $34,390 or 0.5% of net assets.
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $9,333,009 and $3,027,394, respectively (see Note 3 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The com-missions paid to these affiliated firms were $609 for the period (see Note 4 of Notes to Financial Statements).
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States   73.9%
Canada   11.4
France   5.7
United Kingdom   3.7
Netherlands   1.5
Others (individually less than 1%)   3.8
TOTAL   100.0%
INCOME TAX INFORMATION
At August 31, 1997, the aggregate cost of investment securities for income tax purposes was $7,837,259. Net unrealized appreciation aggregated $409,587, of which $626,225 related to appreciated investment securities and $216,638 related to depreciated investment securities.
NATURAL RESOURCES PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31,
1997
(UNAUDITED)

ASSETS

INVESTMENT IN                         $ 8,246,846
SECURITIES, AT
VALUE
(COST
$7,837,259)
- SEE
ACCOMPANYIN
G SCHEDULE

RECEIVABLE FOR                         95,903
INVESTMENTS
SOLD

RECEIVABLE FOR                         195,852
FUND SHARES
SOLD

DIVIDENDS                              11,105
RECEIVABLE

INTEREST                               3,735
RECEIVABLE

REDEMPTION FEES                        23
RECEIVABLE

PREPAID                                9,213
EXPENSES

RECEIVABLE FROM                        6,865
INVESTMENT
ADVISER FOR
EXPENSE
REDUCTIONS

 TOTAL ASSETS                          8,569,542

LIABILITIES

PAYABLE FOR             $ 1,032,359
INVESTMENTS
PURCHASED

PAYABLE FOR              57,112
FUND SHARES
REDEEMED

OTHER PAYABLES           28,181
AND
ACCRUED
EXPENSES

 TOTAL LIABILITIES                     1,117,652

NET ASSETS                            $ 7,451,890

NET ASSETS
CONSIST OF:

PAID IN CAPITAL                       $ 6,829,616

ACCUMULATED                            (12,646)
NET INVESTMENT
(LOSS)

ACCUMULATED                            225,350
UNDISTRIBUTED
NET REALIZED
GAIN (LOSS) ON
INVESTMENTS
AND FOREIGN
CURRENCY
TRANSACTIONS

NET UNREALIZED                         409,570
APPRECIATION
(DEPRECIATION)
ON
INVESTMENTS
AND ASSETS
AND LIABILITIES
IN
FOREIGN
CURRENCIES

NET ASSETS, FOR                       $ 7,451,890
658,391
SHARES
OUTSTANDING

NET ASSET                              $11.32
VALUE AND
REDEMPTION
PRICE PER
SHARE
($7,451,890
(DIVIDED BY) 658,391
SHARES)

MAXIMUM                                $11.67
OFFERING PRICE
PER SHARE
(100/97.00
OF $11.32)

STATEMENT OF OPERATIONS
 MARCH 3, 1997
(COMMENCEMENT
OF OPERATIONS) TO

 AUGUST 31,
1997
(UNAUDITED)

INVESTMENT                       $ 31,506
INCOME
DIVIDENDS

INTEREST                          13,929

 TOTAL INCOME                     45,435

EXPENSES

MANAGEMENT           $ 13,729
FEE

TRANSFER AGENT        18,419
FEES

ACCOUNTING FEES       29,752
AND EXPENSES

NON-INTERESTED        3
TRUSTEES'
COMPENSATION

CUSTODIAN FEES        19,551
AND EXPENSES

REGISTRATION FEES     30,376

AUDIT                 9,000

LEGAL                 3

 TOTAL EXPENSES       120,833
BEFORE
REDUCTIONS

 EXPENSE              (62,752)    58,081
REDUCTIONS

NET INVESTMENT                    (12,646)
INCOME (LOSS)

REALIZED AND
UNREALIZED
GAIN (LOSS)
NET REALIZED
GAIN (LOSS) ON:

 INVESTMENT           225,370
SECURITIES

 FOREIGN              (20)        225,350
CURRENCY
TRANSACTIONS

CHANGE IN NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
ON:

 INVESTMENT           409,587
SECURITIES

 ASSETS AND           (17)        409,570
LIABILITIES IN
 FOREIGN
CURRENCIES

NET GAIN (LOSS)                   634,920

NET INCREASE                     $ 622,274
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                            $ 45,735
INFORMATION
SALES CHARGES
PAID TO FDC

 EXCHANGE FEES                   $ 2,048
WITHHELD BY
FSC

 EXPENSE                         $ 23
REDUCTIONS
  CUSTODIAN
CREDITS

  FMR                             62,729
REIMBURSEMEN
T

                                 $ 62,752

STATEMENT OF CHANGES IN NET ASSETS
INCREASE         MARCH 3, 1997
(DECREASE) IN    (COMMENCEMENT
NET ASSETS       OF OPERATIONS) TO
                 AUGUST 31, 1997
                 (UNAUDITED)

OPERATIONS         $ (12,646)
NET
INVESTMENT
INCOME (LOSS)

 NET REALIZED       225,350
GAIN (LOSS)

 CHANGE IN NET      409,570
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE       622,274
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

SHARE               10,989,894
TRANSACTIONS
NET PROCEEDS
FROM SALES OF
SHARES

 COST OF SHARES     (4,173,285)
REDEEMED

 REDEMPTION         13,007
FEES

 NET INCREASE       6,829,616
(DECREASE)
IN NET
ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL             7,451,890
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 BEGINNING OF       -
PERIOD

 END OF PERIOD     $ 7,451,890
(INCLUDING
ACCUMULATED
NET INVESTMENT
LOSS OF
$12,646)

OTHER
INFORMATION
SHARES

 SOLD               1,056,014

 REDEEMED           (397,623)

 NET INCREASE       658,391
(DECREASE)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS
             MARCH 3, 1997
             (COMMENCEMENT
             OF OPERATIONS) TO
             AUGUST 31, 1997

SELECTED     (UNAUDITED)
PER-SHARE
DATA

NET ASSET VALUE,     $ 10.00
BEGINNING OF
PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET                  (.03)
INVESTMENT
INCOME (LOSS) D

 NET REALIZED         1.32
AND
UNREALIZED
GAIN (LOSS)

 TOTAL FROM           1.29
INVESTMENT
OPERATIONS



REDEMPTION FEES       .03
ADDED TO PAID
IN CAPITAL

NET ASSET VALUE,     $ 11.32
END OF PERIOD

TOTAL RETURN B, C     13.20%

RATIOS AND
SUPPLEMENTAL
DATA

NET ASSETS, END      $ 7,452
OF PERIOD
(000 OMITTED)

RATIO OF              2.50% A,
EXPENSES TO          E
AVERAGE NET
ASSETS

RATIO OF NET          (.54)% A
INVESTMENT
INCOME (LOSS)
TO AVERAGE NET
ASSETS

PORTFOLIO             148% A
TURNOVER RATE

AVERAGE              $ .0222
COMMISSION
RATE F

ANNUALIZED
THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIOD
SHOWN (SEE NOTE 8 OF NOTES TO FINANCIAL
STATEMENTS).
TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR
ARE NOT ANNUALIZED.
NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.
FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S
EXPENSES DURING THE PERIOD. WITHOUT THIS
REIMBURSEMENT, THE FUND'S EXPENSE RATIO
WOULD HAVE BEEN HIGHER (SEE NOTE 8 OF
NOTES TO FINANCIAL STATEMENTS).
A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE
COMMISSION RATE PER SHARE FOR SECURITY TRADES
ON WHICH COMMISSIONS ARE CHARGED. THIS
AMOUNT MAY VARY FROM PERIOD TO PERIOD AND
FUND TO FUND DEPENDING ON THE MIX OF TRADES
EXECUTED IN VARIOUS MARKETS WHERE TRADING
PRACTICES AND COMMISSION RATE STRUCTURES MAY
DIFFER.

PRECIOUS METALS AND MINERALS PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value), but does not include certain fees paid by shareholders upon exchange or redemption.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED                   PAST 6    PAST 1    PAST 5    PAST 10
AUGUST 31, 1997                 MONTHS    YEAR      YEARS     YEARS

PRECIOUS METALS AND MINERALS    -30.05%   -31.99%   40.44%    -18.48%

PRECIOUS METALS AND MINERALS    -32.15%   -34.03%   36.23%    -20.92%
(INCL. 3% SALES CHARGE)

S&P 500                         14.78%    40.65%    146.47%   266.19%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one, five, or 10 years. You can compare the fund's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvestment of dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                  PAST 1    PAST 5   PAST 10
AUGUST 31, 1997                YEAR      YEARS    YEARS

PRECIOUS METALS AND MINERALS   -31.99%   7.03%    -2.02%

PRECIOUS METALS AND MINERALS   -34.03%   6.38%    -2.32%
(INCL. 3% SALES CHARGE)

S&P 500                        40.65%    19.77%   13.86%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19970831 19970909 145503 S00000000000001
             Precious Metals             S&P 500
             00061                       SP001
  1987/08/31       9700.00                    10000.00
  1987/09/30      10000.93                     9781.00
  1987/10/31       7242.40                     7674.17
  1987/11/30       8155.22                     7041.82
  1987/12/31       7689.86                     7577.70
  1988/01/31       6338.80                     7896.72
  1988/02/29       6348.96                     8264.71
  1988/03/31       6877.19                     8009.33
  1988/04/30       6648.63                     8098.24
  1988/05/31       6684.19                     8168.69
  1988/06/30       6440.39                     8543.63
  1988/07/31       6481.02                     8511.17
  1988/08/31       6095.00                     8221.79
  1988/09/30       5683.59                     8572.04
  1988/10/31       5891.84                     8810.34
  1988/11/30       6110.24                     8684.35
  1988/12/31       5855.07                     8836.33
  1989/01/31       6098.59                     9483.15
  1989/02/28       6294.46                     9247.02
  1989/03/31       6294.46                     9462.47
  1989/04/30       6008.59                     9953.57
  1989/05/31       5722.72                    10356.69
  1989/06/30       6172.70                    10297.66
  1989/07/31       6342.11                    11227.54
  1989/08/31       6469.16                    11447.60
  1989/09/30       6696.80                    11400.66
  1989/10/31       6691.51                    11136.17
  1989/11/30       7543.83                    11363.35
  1989/12/31       7738.21                    11636.07
  1990/01/31       8354.48                    10855.29
  1990/02/28       7636.39                    10995.32
  1990/03/31       7304.14                    11286.70
  1990/04/30       6553.90                    11004.53
  1990/05/31       6929.02                    12077.47
  1990/06/30       6425.28                    11995.34
  1990/07/31       6816.48                    11956.96
  1990/08/31       6886.15                    10876.05
  1990/09/30       6730.74                    10346.39
  1990/10/31       5975.14                    10301.90
  1990/11/30       5867.96                    10967.40
  1990/12/31       6107.49                    11273.39
  1991/01/31       5444.58                    11764.91
  1991/02/28       5933.62                    12606.10
  1991/03/31       5819.51                    12911.17
  1991/04/30       5803.21                    12942.15
  1991/05/31       6129.23                    13501.25
  1991/06/30       6531.32                    12882.90
  1991/07/31       6531.32                    13483.24
  1991/08/31       5846.68                    13802.79
  1991/09/30       5966.22                    13572.29
  1991/10/31       6368.31                    13754.15
  1991/11/30       6569.36                    13199.86
  1991/12/31       6201.40                    14709.93
  1992/01/31       6332.99                    14436.32
  1992/02/29       6004.01                    14623.99
  1992/03/31       5768.23                    14338.83
  1992/04/30       5428.28                    14760.39
  1992/05/31       5784.68                    14832.71
  1992/06/30       5817.32                    14611.71
  1992/07/31       5894.22                    15209.33
  1992/08/31       5630.55                    14897.53
  1992/09/30       5399.83                    15073.32
  1992/10/31       5053.76                    15126.08
  1992/11/30       4757.13                    15641.88
  1992/12/31       4845.40                    15834.28
  1993/01/31       4962.76                    15967.28
  1993/02/28       5510.46                    16184.44
  1993/03/31       6259.34                    16525.93
  1993/04/30       7270.90                    16126.00
  1993/05/31       8232.15                    16558.18
  1993/06/30       8366.28                    16606.20
  1993/07/31       9456.08                    16539.77
  1993/08/31       8506.00                    17166.63
  1993/09/30       7835.35                    17034.45
  1993/10/31       8947.50                    17387.06
  1993/11/30       8930.74                    17221.88
  1993/12/31      10254.03                    17430.27
  1994/01/31       9829.85                    18022.90
  1994/02/28       9400.00                    17534.48
  1994/03/31       9303.85                    16769.97
  1994/04/30       9304.23                    16984.63
  1994/05/31       9321.21                    17263.18
  1994/06/30       9507.97                    16840.23
  1994/07/31       9870.18                    17392.59
  1994/08/31      10571.96                    18105.69
  1994/09/30      11381.27                    17662.10
  1994/10/31      10939.83                    18059.49
  1994/11/30       9768.31                    17401.77
  1994/12/31      10137.04                    17659.84
  1995/01/31       8371.08                    18117.75
  1995/02/28       8755.24                    18823.80
  1995/03/31       9643.95                    19379.29
  1995/04/30       9724.22                    19950.01
  1995/05/31       9603.81                    20747.42
  1995/06/30       9718.48                    21229.38
  1995/07/31      10119.84                    21933.35
  1995/08/31      10257.44                    21988.40
  1995/09/30      10286.11                    22916.31
  1995/10/31       9001.78                    22834.50
  1995/11/30       9632.48                    23836.93
  1995/12/31       9798.53                    24296.03
  1996/01/31      11852.60                    25123.07
  1996/02/29      12059.73                    25355.96
  1996/03/31      11990.69                    25600.14
  1996/04/30      12262.16                    25977.48
  1996/05/31      12971.59                    26647.44
  1996/06/30      11166.30                    26748.97
  1996/07/31      11027.87                    25567.20
  1996/08/31      11627.72                    26106.41
  1996/09/30      11143.23                    27575.68
  1996/10/31      11050.94                    28336.22
  1996/11/30      10497.24                    30478.15
  1996/12/31      10329.98                    29874.38
  1997/01/31       9885.87                    31740.93
  1997/02/28      11304.72                    31989.78
  1997/03/31       9626.32                    30675.32
  1997/04/30       8986.10                    32506.64
  1997/05/31       9136.06                    34485.64
  1997/06/30       8190.16                    36030.60
  1997/07/31       7867.17                    38897.55
  1997/08/29       7907.54                    36618.51
IMATRL PRASUN   SHR__CHT 19970831 19970909 145521 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Select Precious Metals and Minerals Portfolio on August 31, 1987, and the current maximum 3% sales charge was paid. As the chart shows, by August 31, 1997, the value of the investment would have been $7,908 - a 20.92% decrease on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $36,619 - a 266.19% increase. INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1997
                                    % OF FUND'S
                                    INVESTMENTS

GETCHELL GOLD CORP.                 9.5

EURO-NEVADA MINING LTD.             8.8

NEWMONT MINING CORP.                8.5

FRANCO-NEVADA MINING CORP.          5.6

MERIDIAN GOLD, INC.                 5.3

NORMANDY MINING LTD.                4.3

PLACER DOME, INC.                   3.2

GREAT CENTRAL MINES NL              3.0

PIONEER GROUP, INC.                 2.8

CENTAUR MINING & EXPLORATION LTD.   2.8

TOP INDUSTRIES AS OF AUGUST 31, 1997
GOLD ORES (CANADA) 32.8%
GOLD ORES (SOUTH AFRICA) 17.0%
GOLD ORES (U.S.) 13.4%
GOLD & SILVER ORES (U.S.) 9.5%
GOLD ORES (AUSTRALIA) 6.9%
ALL OTHERS 20.4%
ROW: 1, COL: 1, VALUE: 20.4
ROW: 1, COL: 2, VALUE: 6.9
ROW: 1, COL: 3, VALUE: 9.5
ROW: 1, COL: 4, VALUE: 13.4
ROW: 1, COL: 5, VALUE: 17.0
ROW: 1, COL: 6, VALUE: 32.8
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
PRECIOUS METALS AND MINERALS PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



George Domolky,
Portfolio Manager of Fidelity Select Precious Metals and Minerals
Portfolio
Q. GEORGE, HOW WAS THE FUND'S PERFORMANCE?
A. We've just come through a very difficult period. For the six months that ended August 31, 1997, the fund was down 30.05% compared to a gain of 14.78% in the Standard & Poor's 500 Index over the same period. For the 12 months that ended August 31, 1997, the fund lost 31.99%, while the Standard & Poor's 500 Index gained 40.65%.
Q. WHAT FACTORS INFLUENCED THE FUND'S PERFORMANCE OVER THE PERIOD?
A. The biggest factor was the sharply falling price of gold, which fell from around $360 per ounce last February to the current level of approximately $320 an ounce. The recent economic environment has been characterized by low inflation, a strong dollar and an explosive stock market. That environment does not favor gold as an alternative investment.
Q. WHAT CAN YOU SAY ABOUT THE CURRENT SUPPLY/DEMAND SITUATION FOR
GOLD?
A. Central bank selling has continued, culminating in a large sale by Australia in July that sent the market sharply lower and intensified its negative psychology. On the other side of the ledger, demand for gold as jewelry continues to increase, especially in the Far East and India. Overall, there is an annual production shortfall that is currently being offset by central bank sales.
Q. WHAT FACTORS COULD IMPROVE GOLD'S ATTRACTIVENESS?
A. It could be any number of things: a severe correction in the stock market, weakness in the dollar, a resurgence of inflation, reduced central bank sales, or some combination of those elements.
Q. WHAT WAS YOUR STRATEGY DURING THE PERIOD?
A. The decline in gold's price was especially hard on South African equities because they are, in general, higher-cost producers than mining companies located elsewhere. Accordingly, we tried to limit our exposure to South Africa while maintaining a position consistent with the worldwide mandate of the fund's charter. We also increased the fund's holdings in Australia, where the environment for gold producers has been more favorable. Finally, we have continued to add promising smaller companies with meaningful exploration and production potential.
Q. WHAT STOCKS PERFORMED WELL DURING THE PERIOD?
A. While none of our holdings performed well, some held their ground better than others. We developed a major position in a leading Australian producer, Normandy Mining, which helped the fund. Greenstone Resources and Buenaventura are good examples of smaller companies that helped to some extent because of increases in production and reserves. The same comments apply to Getchell Gold, a Nevada-based exploration company and our current number one holding.
Q. WHAT STOCKS PERFORMED POORLY OVER THE PERIOD?
A. The whole South African sector of the fund underperformed due to the factors I mentioned earlier. It's worth noting, though, that because of their leverage, the same South African stocks that are laggards now could well be the star performers of tomorrow if the price of gold recovers even a moderate amount. Although foreign stocks carry a greater risk than U.S. stocks we continue to feel that selected South African equities offer potential rewards that outweigh their risks.
Q. WHAT'S YOUR OUTLOOK, GEORGE?
A. I think it's important to put things in perspective. Just as we've had an uncommonly positive economic environment for U.S. equities during the period covered by this report, we've had an unusually bad one for precious metals stocks. Although I cannot make short-term predictions about where gold's price will go, it's reasonable to think that our so-called "Goldilocks" economy will not last forever, and eventually the environment will become more favorable for gold. In the meantime, we will continue to emphasize the acquisition of low-cost producers and exploration companies with strong cash positions.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


FUND FACTS
START DATE: July 14, 1981
FUND NUMBER: 061
TRADING SYMBOL: FDPMX
SIZE: as of August 31, 1997, more than
$196 million
MANAGER: George Domolky, since February
1997; manager, Fidelity Select American Gold
Portfolio, since February 1997; Fidelity Canada
Fund, 1987-1996; Fidelity Select Food and
Agriculture Portfolio, 1985-1987; joined
Fidelity in 1981
(checkmark)
PRECIOUS METALS AND MINERALS PORTFOLIO
INVESTMENTS AUGUST 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 96.7%
 SHARES VALUE (NOTE 1)
AUSTRALIA - 13.5%
METALS & MINING - 0.6%
METAL MINING - 0.0%
Panorama Resources NL (a)  120,000 $ 16,252  69999H23
METAL MINING SERVICES - 0.5%
Acacia Resources Ltd. (a)  900,000  988,268  00399822
MISCELLANEOUS METAL ORES, NEC - 0.1%
Helix Resources NL (a)  150,000  61,492  42399L22
TOTAL METALS & MINING   1,066,012
PRECIOUS METALS - 12.9%
GOLD & SILVER ORES - 6.0%
Normandy Mining Ltd.   6,969,585  8,418,440  65699J22
North Flinders Mines Ltd.   349,060  1,712,047  65940091
Plutonic Resources Ltd.   485,000  1,377,572  72999192
Sons of Gwalia NL  75,000  236,086  83568810
  11,744,145
GOLD ORES - 6.9%
Centaur Mining & Exploration Ltd. (a)  5,515,000  5,450,295  32399022
Great Central Mines NL  3,465,206  5,834,419  39029092
Great Central Mines NL
 sponsored ADR  90,000  450,000  39029010
Leo Shield Exploration NL (a)  412,000  54,289  52699L22
Lihir Gold Ltd. (a)  300,000  450,211  53234992
Resolute Samantha Ltd.   1,000,000  1,471,421  76099D22
  13,710,635
TOTAL PRECIOUS METALS   25,454,780
TOTAL AUSTRALIA   26,520,792
CANADA - 33.4%
OIL & GAS - 0.5%
CRUDE PETROLEUM & GAS - 0.0%
Solomon Resources Ltd. (a)  200,000  63,412  83427D10
OIL & GAS EXPLORATION - 0.5%
Southwestern Gold Corp. (a)  135,000  807,422  84548W10
TOTAL OIL & GAS   870,834
PRECIOUS METALS - 32.9%
GOLD & SILVER ORES - 0.0%
Consolidated Nevada Goldfields
 (warrants) (a)  371,500  -  20965D92
GOLD ORES - 32.8%
Agnico Eagle Mines Ltd.   444,800  3,894,304  00847410
Argosy Mining Corp. (a)  169,200  91,443  04022W10
Bema Gold Corp. (a)  50,000  263,016  08135F10
Cambior, Inc.   90,000  963,070  13201L10
Euro-Nevada Mining Ltd.   1,137,000  17,410,380  29870P10
Franco-Nevada Mining Corp.   461,000  10,945,740  35186010
Francisco Gold Corp. (a)  8,100  124,032  35190210
Francisco Gold Corp. (a)(c)  54,500  834,534  35190294
Geomaque Explorations Ltd. (a)  271,000  603,416  37247E10
Greenstone Resources Ltd. (a)  169,900  1,560,962  39573W10
Indochina Goldfields Ltd.   20,000  89,353  45591310
Indochina Goldfields Ltd. (a)(c)  70,000  312,736  45591392
Kinross Gold Corp. (a)  110,000  479,553  49690210
Meridian Gold, Inc. (a)  2,329,000  10,405,188  58997510
Metallica Resources, Inc. (a)  297,300  589,137  59125J10
Mountain Province Mining, Inc. (a)  284,000  1,125,563  62426E10
Nevsun Resources Ltd. (a)  108,600  406,932  64156L10

 SHARES VALUE (NOTE 1)
Orvana Minerals Corp. (a)  263,900 $ 950,820  68759M10
Placer Dome, Inc.   380,000  6,352,729  72590610
Prime Resources Group, Inc.   353,700  2,854,578  74157L10
Repadre Capital Corp. (a)  100,000  540,443  76026J10
Rio Narcea Gold Mines Ltd. (a)  788,900  2,501,286  76690910
South Pacific Resources, Inc. (a)  59,500  18,865  83890320
Sudbury Contact Mines Ltd.   87,600  397,680  86462610
Sutton Resources Ltd. (a)  70,000  663,304  86947440
TVI Pacific, Inc. (a)  1,146,800  223,121  87291710
Viceroy Resources Corp. (a)  25,000  59,449  92564C10
  64,661,634
SILVER ORES - 0.1%
Pan American Silver Corp. (a)  30,000  194,560  69790010
TOTAL PRECIOUS METALS   64,856,194
TOTAL CANADA   65,727,028
GHANA - 1.1%
PRECIOUS METALS - 1.1%
GOLD ORES - 1.1%
Ashanti Goldfields Co. Ltd. GDR  210,554  2,184,498  04374320
PERU - 0.8%
PRECIOUS METALS - 0.8%
SILVER ORES - 0.8%
Compania de Minas Buenaventura SA
 Class B sponsored ADR  85,800  1,587,300  20444810
SOUTH AFRICA - 20.8%
HOLDING COMPANIES - 1.2%
HOLDING COMPANY OFFICES, NEC - 1.2%
Beatrix Mines Ltd.   503,600  2,361,044  07419010
METALS & MINING - 2.5%
METAL MINING - 2.2%
JCI Ltd.   700,000  4,400,639  46799A22
MISCELLANEOUS METAL ORES, NEC - 0.3%
Potgietersrust Platinums Ltd.   72,785  499,452  73799922
TOTAL METALS & MINING   4,900,091
PRECIOUS METALS - 17.0%
GOLD ORES - 17.0%
Avgold Ltd. (a)  96,500  88,017  05399V22
Consolidated Mining Corporation Ltd. (a)  16,500,000  1,511,987
20999922
De Beers Consolidated Mines Ltd. ADR 20,000 641,250 24025330 Driefontein Consolidated Ltd.:
 Ord.  275,900  2,013,761  26202630
 ADR  224,000  1,680,000  26202650
Durban Roodepoort Deep
 sponsored ADR (a)  15,000  49,688  26659730
Gold Fields of South Africa Ltd.   60,000  1,227,491  38059730
Gold Fields of South Africa Ltd.
 sponsored ADR  163,700  3,294,463  38059750
Harmony Gold Mining Co. Ltd. Class R 913,200 4,427,342 41321610 Randgold & Exploration Co. Ltd. (a) 815,900 2,868,908 75299A22
Rustenberg Platinum Holdings Ltd. ADR (a) 30,221 506,202 78307820 Vaal Reefs Exploration & Mining Co Ltd.:
 ADR  887,000  4,435,000  91850640
 (Reg.)  8,200  408,908  91850610
West Rand Consolidated
 Mines Ltd. (Reg.) (a)  120,400  205,264  95599H22
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
SOUTH AFRICA - CONTINUED
PRECIOUS METALS - CONTINUED
GOLD ORES - CONTINUED
Western Areas Gold
 Mining Ltd. Ord.  582,064 $ 4,868,622  95765410
Western Deep Levels Ltd.:
 ADR  214,500  5,121,182  95807720
 Ord.  6,200  148,641  95807710
TOTAL PRECIOUS METALS   33,496,726
SECURITIES INDUSTRY - 0.1%
SECURITY BROKERS & DEALERS - 0.1%
Genbel Securities Ltd.   19,640  255,310  36899L22
TOTAL SOUTH AFRICA   41,013,171
UNITED KINDOM - 0.0%
PRECIOUS METALS - 0.0%
GOLD ORES - 0.0%
Bakyrchik Gold PLC (a)  70,900  49,404  05799422
UNITED STATES OF AMERICA - 27.1%
METALS & MINING - 1.4%
COPPER ORES - 1.4%
Freeport McMoRan Copper & Gold, Inc.
 Class A  100,000  2,675,000  35671D10
PRECIOUS METALS - 22.9%
GOLD & SILVER ORES - 9.5%
Getchell Gold Corp. (a)  552,300  18,778,200  37426510
GOLD ORES - 13.4%
Battle Mountain Gold Co.   150,000  853,125  07159310
Homestake Mining Co.   29,000  406,000  43761410
Newmont Gold Co.   59,000  2,551,750  65163710
Newmont Mining Corp.   393,610  16,654,623  65163910
Stillwater Mining Co. (a)  49,500  1,039,500  86074Q10
Stillwater Mining Co. (a)(c)  231,200  4,855,200  86074Q90
  26,360,198
TOTAL PRECIOUS METALS   45,138,398
SECURITIES INDUSTRY - 2.8%
INVESTMENT MANAGERS - 2.8%
Pioneer Group, Inc.   170,000  5,525,000  72368410
TOTAL UNITED STATES OF AMERICA   53,338,398
TOTAL COMMON STOCKS
 (Cost $209,651,605)   190,420,591
CONVERTIBLE BONDS - 0.2%
  PRINCIPAL
  AMOUNT
SOUTH AFRICA - 0.2%
PRECIOUS METALS - 0.2%
GOLD ORES - 0.2%
Randgold Financial 7%, 9/30/01 (c)
 (Cost $500,000)  $ 500,000  415,000  752341AA
CASH EQUIVALENTS - 3.1%
 SHARES VALUE (NOTE 1)
Taxable Central Cash Fund (b)
 (Cost $6,095,719)  6,095,719 $ 6,095,719  31635A10
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $216,247,324)  $ 196,931,310
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.65%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $6,417,470 or 3.3% of net assets.
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $69,663,995 and $100,590,383, respectively (see Note 3 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $11,635 for the period (see Note 4 of Notes to Financial Statements).
The fund participated in the securities lending program. At the period end, there were no loans outstanding (see Note 6 of Notes to Financial Statements).
The fund participated in the bank borrowing program. The maximum loan and average daily balance during the period for which the loan was outstanding amounted to $5,198,000. The weighted average interest rate was 5.9% (see Note 7 of Notes to Financial Statements).
INCOME TAX INFORMATION
At August 31, 1997, the aggregate cost of investment securities for income tax purposes was $216,435,589. Net unrealized depreciation aggregated $19,504,279, of which $29,278,803 related to appreciated investment securities and $48,783,082 related to depreciated investment securities.
At February 28, 1997, the fund had a capital loss carryforward of approximately $1,376,000 which will expire on February 28, 2001.

PRECIOUS METALS AND MINERALS PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31,
1997
(UNAUDITED)

ASSETS

INVESTMENT IN                       $ 196,931,310
SECURITIES, AT
VALUE
(COST
$216,247,32
4) - SEE
ACCOMPANYIN
G SCHEDULE

RECEIVABLE FOR                       1,173,980
INVESTMENTS
SOLD

RECEIVABLE FOR                       455,888
FUND SHARES
SOLD

DIVIDENDS                            640,300
RECEIVABLE

INTEREST                             54,833
RECEIVABLE

REDEMPTION FEES                      769
RECEIVABLE

 TOTAL ASSETS                        199,257,080

LIABILITIES

PAYABLE FOR           $ 2,721,767
FUND SHARES
REDEEMED

ACCRUED                99,130
MANAGEMENT
FEE

OTHER PAYABLES         225,805
AND
ACCRUED
EXPENSES

 TOTAL LIABILITIES                   3,046,702

NET ASSETS                          $ 196,210,378

NET ASSETS
CONSIST OF:

PAID IN CAPITAL                     $ 250,940,604

ACCUMULATED                          (2,779,323)
NET INVESTMENT
(LOSS)

ACCUMULATED                          (32,628,918)
UNDISTRIBUTED
NET REALIZED
GAIN (LOSS) ON
INVESTMENTS
AND FOREIGN
CURRENCY
TRANSACTIONS

NET UNREALIZED                       (19,321,985)
APPRECIATION
(DEPRECIATION)
ON
INVESTMENTS
AND ASSETS
AND LIABILITIES
IN
FOREIGN
CURRENCIES

NET ASSETS, FOR                     $ 196,210,378
14,310,830
SHARES
OUTSTANDING

NET ASSET                            $13.71
VALUE AND
REDEMPTION
PRICE PER
SHARE
($196,210,3
78 (DIVIDED BY)
14,310,830
SHARES)

MAXIMUM                              $14.13
OFFERING PRICE
PER SHARE
(100/97.00
OF $13.71)

STATEMENT OF OPERATIONS
 SIX MONTHS
ENDED AUGUST
31, 1997
(UNAUDITED)

INVESTMENT                           $ 1,472,764
INCOME
DIVIDENDS

INTEREST                              315,679
(INCLUDING
INCOME ON
SECURITIES
LOANED OF
$5,038)

 TOTAL INCOME                         1,788,443

EXPENSES

MANAGEMENT           $ 674,554
FEE

TRANSFER AGENT        1,036,930
FEES

ACCOUNTING AND        113,663
SECURITY
LENDING FEES

NON-INTERESTED        533
TRUSTEES'
COMPENSATION

CUSTODIAN FEES        60,590
AND EXPENSES

REGISTRATION FEES     50,526

AUDIT                 13,939

LEGAL                 675

INTEREST              857

MISCELLANEOUS         1,126

 TOTAL EXPENSES       1,953,393
BEFORE
REDUCTIONS

 EXPENSE              (61,322)        1,892,071
REDUCTIONS

NET INVESTMENT                        (103,628)
INCOME (LOSS)

REALIZED AND
UNREALIZED
GAIN (LOSS)
NET REALIZED
GAIN (LOSS) ON:

 INVESTMENT           (30,585,141)
SECURITIES

 FOREIGN              (7,604)         (30,592,745)
CURRENCY
TRANSACTIONS

CHANGE IN NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
ON:

 INVESTMENT           (56,898,257)
SECURITIES

 ASSETS AND           (6,373)         (56,904,630)
LIABILITIES IN
 FOREIGN
CURRENCIES

NET GAIN (LOSS)                       (87,497,375)

NET INCREASE                         $ (87,601,003)
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                                $ 296,236
INFORMATION
SALES CHARGES
PAID TO FDC

 DEFERRED SALES                      $ 17,657
CHARGES
WITHHELD
 BY FDC

 EXCHANGE FEES                       $ 49,950
WITHHELD BY
FSC

 EXPENSE                             $ 59,637
REDUCTIONS
 DIRECTED
BROKERAGE
ARRANGEMENTS

  CUSTODIAN                           34
CREDITS

  TRANSFER                            1,651
AGENT CREDITS

                                     $ 61,322

STATEMENT OF CHANGES IN NET ASSETS
INCREASE         SIX MONTHS ENDED   YEAR ENDED
(DECREASE) IN    AUGUST 31, 1997    FEBRUARY 28,
NET ASSETS       (UNAUDITED)        1997

OPERATIONS          $ (103,628)      $ (181,419)
NET
INVESTMENT
INCOME (LOSS)

 NET REALIZED        (30,592,745)     16,412,795
GAIN (LOSS)

 CHANGE IN NET       (56,904,630)     (43,173,440)
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE        (87,601,003)     (26,942,064)
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

DISTRIBUTIONS TO     -                (846,595)
SHAREHOLDERS
FROM NET
INVESTMENT
INCOME

 IN EXCESS OF        -                (176,411)
NET INVESTMENT
INCOME

 TOTAL               -                (1,023,006)
DISTRIBUTIONS

SHARE                128,416,975      435,994,024
TRANSACTIONS
NET PROCEEDS
FROM SALES OF
SHARES

 REINVESTMENT        -                1,004,423
OF
DISTRIBUTIONS

 COST OF SHARES      (170,859,321)    (552,635,513)
REDEEMED

 REDEMPTION          667,382          1,992,596
FEES

 NET INCREASE        (41,774,964)     (113,644,470)
(DECREASE)
IN NET
ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL              (129,375,967)    (141,609,540)
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 BEGINNING OF        325,586,345      467,195,885
PERIOD

 END OF PERIOD      $ 196,210,378    $ 325,586,345
(INCLUDING
ACCUMULATE
D NET
INVESTMENT
LOSS OF
$2,779,32
3 AND
$44,636,
RESPECTIVELY)

OTHER
INFORMATION
SHARES

 SOLD                8,375,247        22,221,455

 ISSUED IN           -                48,973
REINVESTMENT
OF
DISTRIBUTIONS

 REDEEMED            (10,675,047)     (27,946,037)

 NET INCREASE        (2,299,800)      (5,675,609)
(DECREASE)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

             SIX MONTHS ENDED   YEAR ENDED     YEAR ENDED     YEARS ENDED           TEN MONTHS ENDED
             AUGUST 31, 1997    FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,          FEBRUARY 28,

SELECTED     (UNAUDITED)        1997           1996           1995           1994   1993
PER-SHARE
DATA



NET ASSET VALUE,     $ 19.60       $ 20.96     $ 15.27     $ 16.62     $ 9.86      $ 9.90
BEGINNING OF
PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET                  (.01)         (.01)       .07         .17         .21         .09
INVESTMENT
INCOME (LOSS) D

 NET REALIZED         (5.93)        (1.42)      5.54        (1.42)      6.48        (.05)
AND
UNREALIZED
GAIN (LOSS)

 TOTAL FROM           (5.94)        (1.43)      5.61        (1.25)      6.69        .04
INVESTMENT
OPERATIONS

LESS
DISTRIBUTIONS

 FROM NET             -             (.04)       (.06)       (.18)       (.19)       (.17)
INVESTMENT
INCOME

 IN EXCESS OF         -             (.01)       -           (.05)       (.02)       -
NET INVESTMENT
INCOME

 TOTAL                -             (.05)       (.06)       (.23)       (.21)       (.17)
DISTRIBUTIONS

REDEMPTION FEES       .05           .12         .14         .13         .28         .09
ADDED TO PAID
IN CAPITAL

NET ASSET VALUE,     $ 13.71       $ 19.60     $ 20.96     $ 15.27     $ 16.62     $ 9.86
END OF PERIOD

TOTAL RETURN B, C     (30.05)%      (6.26)%     37.74%      (6.86)%     70.58%      1.51%

RATIOS AND
SUPPLEMENTAL
DATA

NET ASSETS, END      $ 196,210     $ 325,586   $ 467,196   $ 364,204   $ 409,212   $ 137,922
OF PERIOD
(000 OMITTED)

RATIO OF              1.73% A       1.62%       1.52%       1.46%       1.55%       1.73% A
EXPENSES TO
AVERAGE NET
ASSETS

RATIO OF              1.67% A, E    1.61% E     1.52%       1.46%       1.55%       1.73% A
EXPENSES TO
AVERAGE NET
ASSETS AFTER
EXPENSE
REDUCTIONS

RATIO OF NET          (.09)% A      (.05)%      .39%        .99%        1.38%       1.12% A
INVESTMENT
INCOME (LOSS)
TO AVERAGE NET
ASSETS

PORTFOLIO             63% A         54%         53%         43%         73%         36% A
TURNOVER RATE

AVERAGE              $ .0074       $ .0141
COMMISSION
RATE F


A ANNUALIZED B
 THE TOTAL RETURNS
WOULD HAVE BEEN
LOWER HAD CERTAIN
EXPENSES NOT
BEEN REDUCED
DURING THE PERIODS
SHOWN (SEE NOTE
8 OF NOTES TO
FINANCIAL
STATEMENTS). C
TOTAL RETURNS DO
NOT INCLUDE THE
ONE TIME SALES
CHARGE AND FOR
PERIODS OF LESS
THAN ONE YEAR ARE
NOT
ANNUALIZED. D N
ET INVESTMENT
INCOME (LOSS) PER
SHARE HAS BEEN
CALCULATED BASED
ON AVERAGE SHARES
OUTSTANDING
DURING THE
PERIOD. E FMR
OR THE FUND HAS
ENTERED INTO
VARYING
ARRANGEMENTS
WITH THIRD PARTIES
WHO EITHER PAID OR
REDUCED A PORTION
OF THE FUND'S
EXPENSES (SEE
NOTE 8 OF NOTES
TO FINANCIAL
STATEMENTS). F
FOR FISCAL YEARS
BEGINNING ON OR
AFTER SEPTEMBER
1, 1995, A FUND
IS REQUIRED TO
DISCLOSE ITS
AVERAGE
COMMISSION RATE
PER SHARE FOR
SECURITY TRADES ON
WHICH
COMMISSIONS ARE
CHARGED.  THIS
AMOUNT MAY VARY
FROM PERIOD TO
PERIOD AND FUND TO
FUND DEPENDING
ON THE MIX OF
TRADES EXECUTED IN
VARIOUS MARKETS
WHERE TRADING
PRACTICES AND
COMMISSION RATE
STRUCTURES MAY
DIFFER.


COMPUTERS PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value), but does not include certain fees paid by shareholders upon exchange or redemption. If Fidelity had not reimbursed certain fund expenses, the past 10 year total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED             PAST 6   PAST 1   PAST 5    PAST 10
AUGUST 31, 1997           MONTHS   YEAR     YEARS     YEARS

COMPUTERS                 29.92%   69.76%   411.91%   397.35%

COMPUTERS                 26.03%   64.67%   396.55%   382.43%
(INCL. 3% SALES CHARGE)

S&P 500                   14.78%   40.65%   146.47%   266.19%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one, five or 10 years. You can compare the fund's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvestment of dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED             PAST 1   PAST 5   PAST 10
AUGUST 31, 1997           YEAR     YEARS    YEARS

COMPUTERS                 69.76%   38.62%   17.40%

COMPUTERS                 64.67%   37.78%   17.04%
(INCL. 3% SALES CHARGE)

S&P 500                   40.65%   19.77%   13.86%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19970831 19970909 114622 S00000000000001
             Computers                   S&P 500
             00007                       SP001
  1987/08/31       9700.00                    10000.00
  1987/09/30       9782.72                     9781.00
  1987/10/31       6330.64                     7674.17
  1987/11/30       5475.90                     7041.82
  1987/12/31       6305.64                     7577.70
  1988/01/31       5975.86                     7896.72
  1988/02/29       6516.02                     8264.71
  1988/03/31       6413.67                     8009.33
  1988/04/30       6743.45                     8098.24
  1988/05/31       6544.45                     8168.69
  1988/06/30       7164.21                     8543.63
  1988/07/31       6624.05                     8511.17
  1988/08/31       5992.92                     8221.79
  1988/09/30       6152.12                     8572.04
  1988/10/31       5657.45                     8810.34
  1988/11/30       5623.34                     8684.35
  1988/12/31       5987.23                     8836.33
  1989/01/31       6339.76                     9483.15
  1989/02/28       6226.04                     9247.02
  1989/03/31       5930.37                     9462.47
  1989/04/30       6595.62                     9953.57
  1989/05/31       7181.27                    10356.69
  1989/06/30       6328.38                    10297.66
  1989/07/31       6442.10                    11227.54
  1989/08/31       6538.76                    11447.60
  1989/09/30       6692.28                    11400.66
  1989/10/31       6470.53                    11136.17
  1989/11/30       6328.38                    11363.35
  1989/12/31       6396.61                    11636.07
  1990/01/31       6339.76                    10855.29
  1990/02/28       6914.03                    10995.32
  1990/03/31       7408.70                    11286.70
  1990/04/30       7209.70                    11004.53
  1990/05/31       8147.87                    12077.47
  1990/06/30       8295.70                    11995.34
  1990/07/31       7704.37                    11956.96
  1990/08/31       6481.90                    10876.05
  1990/09/30       6055.46                    10346.39
  1990/10/31       6282.90                    10301.90
  1990/11/30       7317.73                    10967.40
  1990/12/31       7574.02                    11273.39
  1991/01/31       8865.05                    11764.91
  1991/02/28       9438.84                    12606.10
  1991/03/31      10184.77                    12911.17
  1991/04/30       9524.91                    12942.15
  1991/05/31      10006.89                    13501.25
  1991/06/30       8644.29                    12882.90
  1991/07/31       9512.85                    13483.24
  1991/08/31      10103.71                    13802.79
  1991/09/30       9571.94                    13572.29
  1991/10/31       9382.86                    13754.15
  1991/11/30       8738.83                    13199.86
  1991/12/31       9902.82                    14709.93
  1992/01/31      10936.83                    14436.32
  1992/02/29      11687.22                    14623.99
  1992/03/31      10765.48                    14338.83
  1992/04/30      10416.87                    14760.39
  1992/05/31      10546.86                    14832.71
  1992/06/30       9530.58                    14611.71
  1992/07/31       9997.36                    15209.33
  1992/08/31       9424.22                    14897.53
  1992/09/30       9891.00                    15073.32
  1992/10/31      10670.94                    15126.08
  1992/11/30      11332.70                    15641.88
  1992/12/31      12077.19                    15834.28
  1993/01/31      12780.31                    15967.28
  1993/02/28      11905.84                    16184.44
  1993/03/31      12142.18                    16525.93
  1993/04/30      11797.33                    16126.00
  1993/05/31      13179.55                    16558.18
  1993/06/30      12652.12                    16606.20
  1993/07/31      13179.55                    16539.77
  1993/08/31      13961.59                    17166.63
  1993/09/30      14355.64                    17034.45
  1993/10/31      14355.64                    17387.06
  1993/11/30      14967.94                    17221.88
  1993/12/31      15563.62                    17430.27
  1994/01/31      16567.11                    18022.90
  1994/02/28      17270.18                    17534.48
  1994/03/31      17091.22                    16769.97
  1994/04/30      16982.56                    16984.63
  1994/05/31      16969.78                    17263.18
  1994/06/30      15576.40                    16840.23
  1994/07/31      16068.56                    17392.59
  1994/08/31      17992.44                    18105.69
  1994/09/30      17864.61                    17662.10
  1994/10/31      18535.73                    18059.49
  1994/11/30      18644.39                    17401.77
  1994/12/31      18746.65                    17659.84
  1995/01/31      18171.40                    18117.75
  1995/02/28      19603.13                    18823.80
  1995/03/31      21111.55                    19379.29
  1995/04/30      22788.93                    19950.01
  1995/05/31      23915.43                    20747.42
  1995/06/30      26530.98                    21229.38
  1995/07/31      29865.15                    21933.35
  1995/08/31      30531.99                    21988.40
  1995/09/30      32280.00                    22916.31
  1995/10/31      31108.19                    22834.50
  1995/11/30      30357.19                    23836.93
  1995/12/31      28463.11                    24296.03
  1996/01/31      28280.61                    25123.07
  1996/02/29      29952.33                    25355.96
  1996/03/31      27419.19                    25600.14
  1996/04/30      30433.04                    25977.48
  1996/05/31      31484.76                    26647.44
  1996/06/30      29196.17                    26748.97
  1996/07/31      27240.87                    25567.20
  1996/08/31      28418.49                    26106.41
  1996/09/30      31906.92                    27575.68
  1996/10/31      33588.19                    28336.22
  1996/11/30      38157.96                    30478.15
  1996/12/31      37462.68                    29874.38
  1997/01/31      42264.80                    31740.93
  1997/02/28      37131.76                    31989.78
  1997/03/31      34207.40                    30675.32
  1997/04/30      36073.28                    32506.64
  1997/05/31      38673.31                    34485.64
  1997/06/30      38421.69                    36030.60
  1997/07/31      47286.95                    38897.55
  1997/08/29      48243.09                    36618.51
IMATRL PRASUN   SHR__CHT 19970831 19970909 114629 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Select Computers Portfolio on August 31, 1987, and the current maximum 3% sales charge was paid. As the chart shows, by August 31, 1997, the value of the investment would have grown to $48,243 - a 382.43% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $36,619 - a 266.19% increase. INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1997
                          % OF FUND'S
                          INVESTMENTS

COMPAQ COMPUTER CORP.     10.3

DELL COMPUTER CORP.       7.0

QUANTUM CORP.             6.2

EMC CORP.                 5.9

TERADYNE, INC.            4.4

WESTERN DIGITAL CORP.     3.9

TEXAS INSTRUMENTS, INC.   3.8

APPLIED MATERIALS, INC.   3.5

INTEL CORP.               3.4

HEWLETT-PACKARD CO.       2.6

TOP INDUSTRIES AS OF AUGUST 31, 1997
ROW: 1, COL: 1, VALUE: 38.5
ROW: 1, COL: 2, VALUE: 5.6
ROW: 1, COL: 3, VALUE: 10.6
ROW: 1, COL: 4, VALUE: 11.5
ROW: 1, COL: 5, VALUE: 13.6
ROW: 1, COL: 6, VALUE: 20.2
MINI & MICRO COMPUTERS 20.2%
SEMICONDUCTORS 13.6%
COMPUTER PERIPHERALS 11.5%
COMPUTER STORAGE DEVICES 10.6%
ELECTRONIC EQUIPMENT 5.6%
ALL OTHERS 38.5%
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
COMPUTERS PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



Michael Tempero,
Portfolio Manager of
Fidelity Select Computers Portfolio
Q. HOW DID THE FUND PERFORM, MICHAEL?
A. The fund outperformed the broader market in the latest period. The fund generated a return of 29.92% in the six months that ended August 31, 1997, about doubling the 14.78% return of the Standard & Poor's 500 Index. During the 12 months that ended August 31, 1997, the fund returned 69.76%, compared to the 40.65% return of the S&P 500.
Q. WHAT FACTORS CONTRIBUTED TO THE FUND'S STRONG PERFORMANCE?
A. The fund performed well because it's invested in the right sector of the market - technology. Over the past few years, technology has improved productivity across the board in corporate America. This trend has benefited the overall economy, as well as technology companies - particularly PC and semiconductor makers. In fact, much of the long-running bull market has been led by large-cap technology stocks, such as Intel and Dell Computer.
Q. DELL AND COMPAQ TOGETHER REPRESENTED MORE THAN 17% OF THE FUND'S INVESTMENTS . . .
A. That's right. Dell Computer is growing faster than any other company in the PC market because it's done an outstanding job of executing throughout all stages of its business, including manufacturing, managing inventory, marketing and sales. Its stock has appreciated considerably as analysts have raised earnings estimates to reflect the fact that the company is growing so quickly. Compaq hasn't been growing quite as fast, but the outlook for the company is improving. These two companies have established themselves as leaders in the PC market and stand to benefit the most from increased demand.
Q. THE FUND REDUCED ITS POSITION IN DISK-DRIVE MANUFACTURER SEAGATE TECHNOLOGY FROM ABOUT 11% OF THE FUND AT THE END OF FEBRUARY TO LESS THAN 1% AT THE END OF THIS PERIOD. WHY?
A. Late last year, Seagate was benefiting from a shortage of disk-drive heads in the market, but the shortage eased up during the period. Seagate also faced new competition at the high end of its product line, which was very important for its profitability. These factors caused the company to miss earnings estimates in the June quarter. As these circumstances came to light, I began reducing the fund's position in Seagate. As it turned out, the stock was down significantly during the period.
Q. QUANTUM, WESTERN DIGITAL AND INTEL WERE AGAIN AMONG THE FUND'S TOP 10 HOLDINGS AT THE END OF THE PERIOD. WHAT DID YOU LIKE ABOUT THESE INVESTMENTS?
A. Quantum and Western Digital are Seagate's new competitors in the high end of the disk-drive market, and have the leading technology in the desktop segment of the PC market. Both stocks benefited from Seagate's earnings shortfall late in the period. I invested in these companies because I thought they were undervalued relative to their earnings growth potential. I liked Intel because most PCs that go out the door are made with its processors. The company has an incredibly powerful market position and can generate strong cash flow. All three stocks appreciated considerably during the period.
Q. WERE THERE ANY DISAPPOINTMENTS DURING THE PERIOD?
A. I think I had too many large holdings in the disk-drive business at the beginning of the period. That area of the industry has improved since June, but before that time, those investments didn't perform as well as I had expected. In hindsight, I would've invested some of those assets in the PC makers.
Q. WHAT IS YOUR SHORT-TERM OUTLOOK FOR THE COMPUTER MARKET?
A. I'm pretty optimistic about the PC market in the fourth quarter. A good Christmas shopping season could boost already healthy sales of PCs. Overall, technology companies should continue to perform well, considering they have better operating margins, return on equity and return on assets than most other segments of the market. This sector continues to benefit from government, corporate and consumer spending as technological change becomes more of a driving force behind the growing global economy.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


FUND FACTS
START DATE: July 29, 1985
FUND NUMBER: 007
TRADING SYMBOL: FDCPX
SIZE: as of August 31, 1997, more than
$801 million
MANAGER: Michael Tempero, since January
1997; manager, Fidelity Select Insurance Portfolio,
1995-February 1997; Fidelity Select Natural Gas
Portfolio, 1994-1995; joined Fidelity in 1993
(checkmark)
COMPUTERS PORTFOLIO
INVESTMENTS AUGUST 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 89.9%
 SHARES VALUE (NOTE 1)
COMMUNICATIONS EQUIPMENT - 1.2%
DATACOMMUNICATIONS EQUIPMENT - 0.0%
Dynatech Corp. (a)  2,900 $ 110,925  26813810
TELEPHONE EQUIPMENT - 1.2%
Ascend Communications, Inc.   200,000  8,487,500  04349110
Newbridge Networks Corp. (a)  26,500  1,205,750  65090110
  9,693,250
TOTAL COMMUNICATIONS EQUIPMENT   9,804,175
COMPUTER SERVICES & SOFTWARE - 8.1%
COMPUTER & SOFTWARE STORES - 0.2%
MicroAge, Inc. (a)  50,000  1,359,375  59492810
COMPUTER SERVICES - 1.2%
Computer Learning Centers, Inc. (a)  163,300  7,838,400  20519910
Equifax, Inc.   68,800  2,025,300  29442910
  9,863,700
CAD/CAM/CAE - 0.3%
JetFax, Inc.   100,000  987,500  47690910
Synopsys, Inc.   46,100  1,596,213  87160710
  2,583,713
DATA PROCESSING - 0.8%
Ceridian Corp.   200,000  6,912,500  15677T10
PREPACKAGED COMPUTER SOFTWARE - 5.6%
Cadence Design Systems, Inc. (a)  38,800  1,845,425  12738710
Electronics for Imaging, Inc. (a)  352,400  18,853,400  28608210
McAfee Associates, Inc. (a)  800  45,300  57905710
Netscape Communications Corp. (a)  362,400  14,428,050  64114910
Peerless Systems Corp.   60,000  877,500  70553610
PeopleSoft, Inc. (a)  165,000  9,281,250  71271310
Siebel Systems, Inc.   2,200  79,475  82617010
  45,410,400
TOTAL COMPUTER SERVICES & SOFTWARE   66,129,688
COMPUTERS & OFFICE EQUIPMENT - 51.3%
COMPUTER COMMUNICATIONS EQUIPMENT - 3.9%
Apex PC Solutions, Inc.   355,000  14,200,000  03794510
Bay Networks, Inc.   500,000  17,687,500  07251010
  31,887,500
COMPUTER EQUIPMENT - 0.3%
Stratus Computer, Inc.   41,100  2,281,050  86315510
COMPUTER EQUIPMENT - WHOLESALE - 0.6%
Allstar Systems, Inc. (c)   100,000  731,250  01989210
Insight Enterprises, Inc.   25,000  1,081,250  45765U10
Pomeroy Computer Resources, Inc. (a)  97,000  3,201,000  73182210
  5,013,500
COMPUTER PERIPHERALS - 11.5%
Applied Magnetics Corp. (a)  200,000  7,387,500  03821310
Creative Technology Corp. Ltd. (a)  143,400  2,760,450  22599992
EMC Corp. (a)  939,500  48,208,094  26864810
Fore Systems, Inc.   200,000  4,087,500  34544910
Western Digital Corp. (a)  654,900  31,517,063  95810210
  93,960,607
COMPUTER RENTAL & LEASING - 0.3%
Comdisco, Inc.   80,600  2,191,313  20033610
COMPUTER STORAGE DEVICES - 10.6%
Adaptec, Inc.   15,400  739,200  00651F10
Advanced Digital Information Corp. (a) 100,700 1,837,775 00752510 Iomega Corp. (a) 700,000 17,937,500 46203010
Quantum Corp. (a)  1,433,200  50,251,575  74790610

 SHARES VALUE (NOTE 1)
Read-Rite Corp.   297,400 $ 8,531,663  75524610
Seagate Technology (a)  184,600  7,049,413  81180410
  86,347,126
COMPUTERS & OFFICE EQUIPMENT - 3.0%
Diebold, Inc.   54,900  2,545,988  25365110
Hewlett-Packard Co.   350,000  21,459,375  42823610
  24,005,363
ELECTRONIC COMPUTERS - 0.0%
Micron Electronics, Inc. (a)  5,100  83,194  59510010
GRAPHICS WORKSTATIONS - 0.9%
Silicon Graphics, Inc.   100,000  2,743,750  82705610
Sun Microsystems, Inc.   100,000  4,800,000  86681010
  7,543,750
MINI & MICRO COMPUTERS - 20.2%
Compaq Computer Corp. (a)  1,283,000  84,036,500  20449310
Dell Computer Corp. (a)  700,000  57,443,750  24702510
Sequent Computer Systems, Inc.   114,800  3,235,925  81733810
Tandem Computers, Inc.   600,000  20,400,000  87537010
  165,116,175
TOTAL COMPUTERS & OFFICE EQUIPMENT   418,429,578
DRUGS & PHARMACEUTICALS - 0.4%
COMMERCIAL LABORATORY RESEARCH - 0.4%
Integrated Process Equipment Corp. 100,000 3,300,000 45812K10 ELECTRICAL EQUIPMENT - 0.0%
ELECTRICAL MACHINERY - 0.0%
Alcatel Alsthom Compagnie Generale
 d'Electricite SA sponsored ADR  5,900  145,288  01390430
ELECTRONIC INSTRUMENTS - 11.3%
ELECTRONIC EQUIPMENT - 5.6%
Advantest Corp.   100,000  9,105,961  00799010
Sawtek, Inc.   3,200  126,000  80546810
Teradyne, Inc. (a)  650,000  36,196,875  88077010
  45,428,836
OPTICAL INSTRUMENTS - 0.2%
Zygo Corporation  50,000  1,550,000  98985510
SEMICONDUCTOR CAPITAL EQUIPMENT - 5.5%
Applied Materials, Inc. (a)  300,000  28,312,500  03822210
KLA-Tencor Corp. (a)  234,500  16,620,188  48248010
Lam Research Corp.   8,100  457,650  51280710
  45,390,338
TOTAL ELECTRONIC INSTRUMENTS   92,369,174
ELECTRONICS - 14.0%
ELECTRONICS & ELECTRONIC COMPONENTS - 0.4%
Cirrus Logic, Inc.   190,500  3,274,219  17275510
SEMICONDUCTORS - 13.6%
Altera Corp. (a)  122,500  6,523,125  02144110
Etec Systems, Inc.   14,400  964,800  26922C10
Integrated Device Technology, Inc.   200,000  2,725,000  45811810
Integrated Silicon Solution  100,000  1,462,500  45812P10
Intel Corp.   300,800  27,711,200  45814010
Linear Technology Corp.   64,500  4,228,781  53567810
Maxim Integrated Products, Inc. (a) 149,600 10,341,100 57772K10 Micron Technology, Inc. (a) 402,000 17,914,125 59511210
S3, Inc.   266,700  4,283,869  78484910
Texas Instruments, Inc.   270,000  30,678,750  88250810
VLSI Technology, Inc.   78,200  2,580,600  91827010
Xilinx, Inc. (a)  26,200  1,244,500  98391910
  110,658,350
TOTAL ELECTRONICS   113,932,569
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
INDUSTRIAL MACHINERY & EQUIPMENT - 1.9%
SPECIAL INDUSTRIAL MACHINERY - 1.9%
ASM Lithography Holding NV (a)  181,500 $ 15,427,500  04599S23
PUBLISHING - 0.8%
BOOK PUBLISHING & PRINTING - 0.8%
Cognizant Corp.   154,900  6,505,800  19244110
RETAIL & WHOLESALE, MISCELLANEOUS - 0.3%
MAIL ORDER - 0.3%
Micro Warehouse, Inc.   100,000  2,612,500  59501B10
SERVICES - 0.0%
PERSONNEL SUPPLY SERVICES - 0.0%
AccuStaff, Inc. (a)  14,100  374,531  00440110
TELEPHONE SERVICES - 0.6%
Tel-Save Holdings, Inc. (a)  185,000  3,306,870  87917610
WorldCom, Inc. (a)  57,500  1,721,406  98155K10
  5,028,276
TOTAL COMMON STOCKS
 (Cost $597,369,179)   734,059,079
CASH EQUIVALENTS - 10.1%
 MATURITY
 AMOUNT
Investments in repurchase agreements
 (U.S. Treasury obligations) in a joint
 trading account at 5.35%, dated
 8/29/97 due 9/2/97  $ 3,902,318  3,900,000  66199GSA
 SHARES
Taxable Central Cash Fund (b)   78,386,230  78,386,230  31635A10
TOTAL CASH EQUIVALENTS
 (Cost $82,286,230)   82,286,230
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $679,655,409)   $ 816,345,309
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.65%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3. Affiliated company (see Note 10 of Notes to Financial Statements). OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $952,027,420 and $944,418,927, respectively (see Note 3 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $116,853 for the period (see Note 4 of Notes to Financial Statements).
The fund participated in the securities lending program. At the period end, the value of securities loaned and the value of collateral amounted to $23,523,306 and $23,701,500, respectively (see Note 6 of Notes to Financial Statements).
Transactions during the period with companies which are or were affiliates are as follows:
 PURCHASES SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Allstar Systems, Inc.  $ - $ - $ - $ 731,250
Procom Technology, Inc.   -  105,300  -  -
TOTALS  $ - $ 105,300 $ - $ 731,250
INCOME TAX INFORMATION
At August 31, 1997, the aggregate cost of investment securities for income tax purposes was $679,659,335. Net unrealized appreciation aggregated $136,685,974, of which $149,279,054 related to appreciated investment securities and $12,593,080 related to depreciated investment securities.
COMPUTERS PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31,
1997
(UNAUDITED)

ASSETS

INVESTMENT IN                        $ 816,345,309
SECURITIES, AT
VALUE
(INCLUDING
REPURCHASE
AGREEMENTS OF
$3,900,000)
(COST
$679,655,40
9) - SEE
ACCOMPANYIN
G SCHEDULE

RECEIVABLE FOR                        73,138,928
INVESTMENTS
SOLD

RECEIVABLE FOR                        18,753,879
FUND SHARES
SOLD

DIVIDENDS                             76,529
RECEIVABLE

INTEREST                              366,132
RECEIVABLE

REDEMPTION FEES                       12,741
RECEIVABLE

OTHER                                 83,101
RECEIVABLES

 TOTAL ASSETS                         908,776,619

LIABILITIES

PAYABLE FOR           $ 73,607,708
INVESTMENTS
PURCHASED

PAYABLE FOR            9,292,973
FUND SHARES
REDEEMED

ACCRUED                384,682
MANAGEMENT
FEE

OTHER PAYABLES         484,524
AND
ACCRUED
EXPENSES

COLLATERAL ON          23,701,500
SECURITIES
LOANED,
AT VALUE

 TOTAL LIABILITIES                    107,471,387

NET ASSETS                           $ 801,305,232

NET ASSETS
CONSIST OF:

PAID IN CAPITAL                      $ 566,619,648

ACCUMULATED                           (2,027,800)
NET INVESTMENT
(LOSS)

ACCUMULATED                           100,023,484
UNDISTRIBUTED
NET REALIZED
GAIN (LOSS) ON
INVESTMENTS
AND FOREIGN
CURRENCY
TRANSACTIONS

NET UNREALIZED                        136,689,900
APPRECIATION
(DEPRECIATION)
ON
INVESTMENTS

NET ASSETS, FOR                      $ 801,305,232
13,930,854
SHARES
OUTSTANDING

NET ASSET                             $57.52
VALUE AND
REDEMPTION
PRICE PER
SHARE
($801,305,2
32 (DIVIDED BY)
13,930,854
SHARES)

MAXIMUM                               $59.30
OFFERING PRICE
PER SHARE
(100/97.00
OF $57.52)

STATEMENT OF OPERATIONS
 SIX MONTHS
ENDED AUGUST
31, 1997
(UNAUDITED)

INVESTMENT                          $ 437,675
INCOME
DIVIDENDS

INTEREST                             1,751,728
(INCLUDING
INCOME ON
SECURITIES
LOANED OF
$135,680)

 TOTAL INCOME                        2,189,403

EXPENSES

MANAGEMENT           $ 1,859,999
FEE

TRANSFER AGENT        2,077,820
FEES

ACCOUNTING AND        284,542
SECURITY
LENDING FEES

NON-INTERESTED        1,345
TRUSTEES'
COMPENSATION

CUSTODIAN FEES        40,724
AND EXPENSES

REGISTRATION FEES     87,512

AUDIT                 21,394

LEGAL                 11,079

MISCELLANEOUS         2,206

 TOTAL EXPENSES       4,386,621
BEFORE
REDUCTIONS

 EXPENSE              (169,418)      4,217,203
REDUCTIONS

NET INVESTMENT                       (2,027,800)
INCOME (LOSS)

REALIZED AND
UNREALIZED
GAIN (LOSS)
NET REALIZED
GAIN (LOSS) ON:

 INVESTMENT           101,228,552
SECURITIES
(INCLUDING
REALIZED GAIN
OF $32,708
ON SALES OF
INVESTMENTS IN
AFFILIATED
ISSUES)

 FOREIGN              1,811          101,230,363
CURRENCY
TRANSACTIONS

CHANGE IN NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
ON:

 INVESTMENT           62,358,869
SECURITIES

 ASSETS AND           140            62,359,009
LIABILITIES IN
 FOREIGN
CURRENCIES

NET GAIN (LOSS)                      163,589,372

NET INCREASE                        $ 161,561,572
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                               $ 1,597,494
INFORMATION
SALES CHARGES
PAID TO FDC

 DEFERRED SALES                     $ 4,236
CHARGES
WITHHELD
 BY FDC

 EXCHANGE FEES                      $ 104,348
WITHHELD BY
FSC

 EXPENSE                            $ 168,111
REDUCTIONS
 DIRECTED
BROKERAGE
ARRANGEMENTS

  CUSTODIAN                          541
CREDITS

  TRANSFER                           766
AGENT CREDITS

                                    $ 169,418

STATEMENT OF CHANGES IN NET ASSETS
INCREASE         SIX MONTHS ENDED   YEAR ENDED
(DECREASE) IN    AUGUST 31, 1997    FEBRUARY 28,
NET ASSETS       (UNAUDITED)        1997

OPERATIONS          $ (2,027,800)    $ (4,516,493)
NET
INVESTMENT
INCOME (LOSS)

 NET REALIZED        101,230,363      104,428,835
GAIN (LOSS)

 CHANGE IN NET       62,359,009       8,119,973
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE        161,561,572      108,032,315
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

DISTRIBUTIONS TO     (44,870,274)     (31,596,668)
SHAREHOLDERS
FROM NET
REALIZED GAINS

SHARE                413,709,907      659,275,361
TRANSACTIONS
NET PROCEEDS
FROM SALES OF
SHARES

 REINVESTMENT        44,278,958       31,233,988
OF
DISTRIBUTIONS

 COST OF SHARES      (378,531,674)    (691,302,094)
REDEEMED

 REDEMPTION          870,264          1,306,734
FEES

 NET INCREASE        80,327,455       513,989
(DECREASE)
IN NET
ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL              197,018,753      76,949,636
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 BEGINNING OF        604,286,479      527,336,843
PERIOD

 END OF PERIOD      $ 801,305,232    $ 604,286,479
(INCLUDING
ACCUMULATED
NET INVESTMENT
LOSS OF
$2,027,800
AND $0,
RESPECTIVELY)

OTHER
INFORMATION
SHARES

 SOLD                8,214,233        14,415,549

 ISSUED IN           1,049,760        674,688
REINVESTMENT
OF
DISTRIBUTIONS

 REDEEMED            (7,856,647)      (15,418,220)

 NET INCREASE        1,407,346        (327,983)
(DECREASE)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

             SIX MONTHS ENDED   YEAR ENDED     YEAR ENDED     YEARS ENDED           TEN MONTHS ENDED
             AUGUST 31, 1997    FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,          FEBRUARY 28,

SELECTED     (UNAUDITED)        1997           1996           1995           1994   1993
PER-SHARE
DATA



NET ASSET VALUE,     $ 48.25       $ 41.03     $ 30.67     $ 27.02     $ 20.15     $ 17.63
BEGINNING OF
PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET                  (.16)         (.36)       (.23)       (.31)       (.21) F     (.15)
INVESTMENT
INCOME (LOSS) D

 NET REALIZED         13.15         9.94        16.10       3.68        8.66        2.44
AND
UNREALIZED
GAIN (LOSS)

 TOTAL FROM           12.99         9.58        15.87       3.37        8.45        2.29
INVESTMENT
OPERATIONS

LESS                  (3.79)        (2.47)      (5.61)      -           (1.80)      -
DISTRIBUTIONS
FROM NET
REALIZED GAIN

REDEMPTION FEES       .07           .11         .10         .28         .22         .23
ADDED TO PAID
IN CAPITAL

NET ASSET VALUE,     $ 57.52       $ 48.25     $ 41.03     $ 30.67     $ 27.02     $ 20.15
END OF PERIOD

TOTAL RETURN B, C     29.92%        23.97%      52.79%      13.51%      45.06%      14.29%

RATIOS AND
SUPPLEMENTAL
DATA

NET ASSETS, END      $ 801,305     $ 604,286   $ 527,337   $ 215,014   $ 120,435   $ 47,596
OF PERIOD
(000 OMITTED)

RATIO OF              1.40%         1.48%       1.40%       1.71%       1.90%       1.81% A
EXPENSES TO
AVERAGE NET
ASSETS

RATIO OF              1.35% A, E    1.44% E     1.38% E     1.69% E     1.89% E     1.81% A
EXPENSES TO
AVERAGE NET
ASSETS AFTER
EXPENSE
REDUCTIONS

RATIO OF NET          (.65)% A      (.83)%      (.56)%      (1.12)%     (.91)%      (.98)% A
INVESTMENT
INCOME (LOSS)
TO AVERAGE NET
ASSETS

PORTFOLIO             327% A        255%        129%        189%        145%        254% A
TURNOVER RATE

AVERAGE              $ .0450       $ .0432
COMMISSION
RATE G


A ANNUALIZED B
 THE TOTAL RETURNS
WOULD HAVE BEEN
LOWER HAD CERTAIN
EXPENSES NOT
BEEN REDUCED
DURING THE PERIODS
SHOWN (SEE NOTE
8 OF NOTES TO
FINANCIAL
STATEMENTS). C
 TOTAL RETURNS DO
NOT INCLUDE THE
ONE TIME SALES
CHARGE AND FOR
PERIODS OF LESS
THAN ONE YEAR ARE
NOT
ANNUALIZED. D
NET INVESTMENT
INCOME (LOSS) PER
SHARE HAS BEEN
CALCULATED BASED
ON AVERAGE SHARES
OUTSTANDING
DURING THE
PERIOD. E FMR
OR THE FUND HAS
ENTERED INTO
VARYING
ARRANGEMENTS
WITH THIRD PARTIES
WHO EITHER PAID OR
REDUCED A PORTION
OF THE FUND'S
EXPENSES (SEE
NOTE 8 OF NOTES
TO FINANCIAL
STATEMENTS). F
 INVESTMENT
INCOME PER SHARE
REFLECTS A SPECIAL
DIVIDEND WHICH
AMOUNTED TO
$.07 PER
SHARE. G FOR
FISCAL YEARS
BEGINNING ON OR
AFTER SEPTEMBER
1, 1995, A FUND
IS REQUIRED TO
DISCLOSE ITS
AVERAGE
COMMISSION RATE
PER SHARE FOR
SECURITY TRADES ON
WHICH
COMMISSIONS ARE
CHARGED. THIS
AMOUNT MAY VARY
FROM PERIOD TO
PERIOD AND FUND TO
FUND DEPENDING
ON THE MIX OF
TRADES EXECUTED IN
VARIOUS MARKETS
WHERE TRADING
PRACTICES AND
COMMISSION RATE
STRUCTURES MAY
DIFFER.

DEVELOPING COMMUNICATIONS PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value), but does not include certain fees paid by shareholders upon exchange or redemption. If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED               PAST 6   PAST 1   PAST 5    LIFE OF
AUGUST 31, 1997             MONTHS   YEAR     YEARS     FUND

DEVELOPING COMMUNICATIONS   25.97%   24.82%   190.30%   306.26%

DEVELOPING COMMUNICATIONS   22.19%   21.08%   181.59%   294.08%
(INCL. 3% SALES CHARGE)

S&P 500                     14.78%   40.65%   146.47%   206.48%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on June 29, 1990. You can compare the fund's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvestment of dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED               PAST 1   PAST 5   LIFE OF
AUGUST 31, 1997             YEAR     YEARS    FUND

DEVELOPING COMMUNICATIONS   24.82%   23.76%   21.56%

DEVELOPING COMMUNICATIONS   21.08%   23.01%   21.04%
(INCL. 3% SALES CHARGE)

S&P 500                     40.65%   19.77%   16.88%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19970831 19970909 115030 S00000000000001
             Developing Communications   S&P 500
             00518                       SP001
  1990/06/29       9700.00                    10000.00
  1990/07/31       8953.10                     9980.27
  1990/08/31       7866.70                     9078.05
  1990/09/30       6751.20                     8635.95
  1990/10/31       7081.00                     8598.82
  1990/11/30       8235.30                     9154.30
  1990/12/31       8759.10                     9409.71
  1991/01/31      10146.20                     9819.97
  1991/02/28      10776.70                    10522.10
  1991/03/31      11494.50                    10776.73
  1991/04/30      11591.50                    10802.60
  1991/05/31      11766.10                    11269.27
  1991/06/30      10841.06                    10753.14
  1991/07/31      11963.62                    11254.23
  1991/08/31      12670.42                    11520.96
  1991/09/30      12815.94                    11328.56
  1991/10/31      13564.32                    11480.36
  1991/11/30      12888.70                    11017.70
  1991/12/31      14135.99                    12278.13
  1992/01/31      14510.18                    12049.75
  1992/02/29      14998.70                    12206.40
  1992/03/31      14260.72                    11968.38
  1992/04/30      14073.63                    12320.25
  1992/05/31      14011.26                    12380.62
  1992/06/30      13512.35                    12196.14
  1992/07/31      14104.81                    12694.97
  1992/08/31      13574.71                    12434.72
  1992/09/30      14032.05                    12581.45
  1992/10/31      14655.70                    12625.48
  1992/11/30      15986.14                    13056.01
  1992/12/31      16569.33                    13216.60
  1993/01/31      17017.15                    13327.62
  1993/02/28      17121.30                    13508.88
  1993/03/31      17735.75                    13793.92
  1993/04/30      17206.93                    13460.10
  1993/05/31      18365.83                    13820.83
  1993/06/30      19160.51                    13860.91
  1993/07/31      19535.77                    13805.47
  1993/08/31      21323.79                    14328.70
  1993/09/30      21621.79                    14218.37
  1993/10/31      22372.32                    14512.69
  1993/11/30      20672.60                    14374.82
  1993/12/31      21833.52                    14548.75
  1994/01/31      22673.27                    15043.41
  1994/02/28      22298.78                    14635.73
  1994/03/31      20744.11                    13997.61
  1994/04/30      21598.03                    14176.78
  1994/05/31      20440.78                    14409.28
  1994/06/30      18918.07                    14056.26
  1994/07/31      20879.32                    14517.30
  1994/08/31      22657.83                    15112.51
  1994/09/30      22962.38                    14742.25
  1994/10/31      25021.07                    15073.95
  1994/11/30      24314.54                    14524.96
  1994/12/31      25138.57                    14740.37
  1995/01/31      24467.87                    15122.58
  1995/02/28      25337.29                    15711.91
  1995/03/31      25473.91                    16175.57
  1995/04/30      26593.13                    16651.94
  1995/05/31      27505.97                    17317.52
  1995/06/30      30405.58                    17719.80
  1995/07/31      33318.60                    18307.39
  1995/08/31      33399.15                    18353.34
  1995/09/30      34285.14                    19127.86
  1995/10/31      30875.42                    19059.57
  1995/11/30      31023.08                    19896.28
  1995/12/31      29504.05                    20279.49
  1996/01/31      28582.05                    20969.80
  1996/02/29      30871.16                    21164.19
  1996/03/31      30569.12                    21368.00
  1996/04/30      32572.09                    21682.97
  1996/05/31      34416.10                    22242.17
  1996/06/30      32921.82                    22326.91
  1996/07/31      30060.43                    21340.51
  1996/08/31      31570.61                    21790.58
  1996/09/30      34416.10                    23016.95
  1996/10/31      32969.51                    23651.76
  1996/11/30      34527.37                    25439.60
  1996/12/31      33796.13                    24935.64
  1997/01/31      35226.82                    26493.62
  1997/02/28      31284.47                    26701.33
  1997/03/31      28566.15                    25604.17
  1997/04/30      29742.50                    27132.74
  1997/05/31      33907.41                    28784.58
  1997/06/30      35099.65                    30074.13
  1997/07/31      39566.59                    32467.13
  1997/08/29      39407.62                    30648.32
IMATRL PRASUN   SHR__CHT 19970831 19970909 115035 R00000000000089
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Select Developing Communications Portfolio on June 29, 1990, when the fund started, and the current maximum 3% sales charge was paid. As the chart shows, by August 31, 1997, the value of the investment would have grown to $39,408 - a 294.08% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $30,648 - a 206.48% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1997
                                                      % OF FUND'S
                                                      INVESTMENTS

VITESSE SEMICONDUCTOR CORP.                           6.7

COMPAQ COMPUTER CORP.                                 6.1

MICRON TECHNOLOGY, INC.                               4.8

NEXTEL COMMUNICATIONS, INC. CLASS A                   4.4

ANDREW CORP.                                          3.5

TELLABS, INC.                                         3.5

BRIGHTPOINT, INC.                                     3.4

ADC TELECOMMUNICATIONS, INC.                          3.3

ALCATEL ALSTHOM COMPAGNIE GENERALE D'ELECTRICITE SA   3.2

MOTOROLA, INC.                                        3.0

TOP INDUSTRIES AS OF AUGUST 31, 1997
ROW: 1, COL: 1, VALUE: 36.1
ROW: 1, COL: 2, VALUE: 4.0
ROW: 1, COL: 3, VALUE: 4.4
ROW: 1, COL: 4, VALUE: 7.0
ROW: 1, COL: 5, VALUE: 23.4
ROW: 1, COL: 6, VALUE: 25.1
SEMICONDUCTORS 25.1%
TELEPHONE EQUIPMENT 23.4%
MINI & MICRO COMPUTERS 7.0%
CELLULAR & COMMUNICATION
SERVICES 4.4%
COMPUTER PERIPHERALS 4.0%
ALL OTHERS 36.1%
*

* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
DEVELOPING COMMUNICATIONS PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



Nicholas Romano,
Portfolio Manager of
Fidelity Select Developing Communications Portfolio
Q. HOW DID THE FUND PERFORM, NICK?
A. For the six-month period that ended August 31, 1997, the fund returned 25.97%. This topped the Standard & Poor's 500 Index, which returned 14.78% in that same time span. For the 12 months that ended August 31, 1997, the fund returned 24.82%, while the index returned 40.65%.
Q. WHAT FACTORS DROVE PERFORMANCE?
A. Two of the more important sub-segments of this industry are the equipment suppliers and the service providers. When I took over the fund just prior to March, I decided to focus more heavily on the equipment supplier side and to de-emphasize the service providers. This move paid off nicely. In the past six months, service providers have been building extensive networks and overhauling existing networks, each of which have been aimed at meeting rapidly growing demand for advanced telephone networks, the Internet and wireless communications. Along the way, the service providers have experienced new competition, which increases the cost of doing business and, in many cases, reduces their ability to set prices. Meanwhile, the buildout of these new competing facilities and the upgrades to existing facilities have resulted in a significant increase in worldwide equipment spending.
Q. DID THE SERVICE PROVIDERS PERFORM POORLY?
A. Not at all. In many cases, service provider stocks performed capably, but couldn't match the dramatic upward move of the equipment suppliers. Some good service provider stocks to own included WorldCom, Brooks Fiber and NexTel.
Q. TWO WELL-KNOWN STOCKS - COMPAQ AND MICRON - HAVE MADE THEIR WAY ONTO THE FUND'S LIST OF TOP HOLDINGS . . .
A. These two positions benefited from the healthy demand for PCs as well as rapidly improving profitability. Compaq's stock did quite well during the period and, while Micron has not been as strong, I am hopeful that the upcoming holiday season will create a supply/demand imbalance in DRAMs. An imbalance could help drive near-term earnings.
Q. WHICH INDIVIDUAL STOCKS CONTRIBUTED POSITIVELY TO PERFORMANCE? WERE THERE ANY DISAPPOINTMENTS?
A. Vitesse, a manufacturer of semiconductors and the fund's top holding, performed extremely well due to high demand for high-speed communications equipment. French telecommunications company Alcatel - which is making progress as a restructuring story - also performed nicely. Wireless communications stocks Nokia and Ericsson continued to post strong performance, as worldwide demand for mobile phones and infrastructure stayed high. Disappointments included telemarketing outsourcing stocks Sitel Corp. and APAC TeleServices. In retrospect, I also could have had higher weightings in several stocks where I had more conviction that results would be strong, including Brightpoint, Nokia and Alcatel.
Q. WHAT'S YOUR OUTLOOK?
A. Many of the companies that I believe are best-positioned for the long-term are at high valuation levels, but I expect that the end demand for services such as the Internet and wireless communications - both long-term trends - will continue to keep demand for equipment at high levels. This should produce good additional investing opportunities.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


FUND FACTS
START DATE: June 29, 1990
FUND NUMBER: 518
TRADING SYMBOL: FSDCX
SIZE: as of August 31, 1997, more than
$277 million
MANAGER: Nicholas Romano, since February
1997; equity analyst, telecommunications equipment industry and conglomerates, since
1995; joined Fidelity in 1995
(checkmark)
DEVELOPING COMMUNICATIONS PORTFOLIO
INVESTMENTS AUGUST 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 91.5%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 0.7%
MISSILES & SPACE VEHICLES - 0.7%
Orbital Sciences Corp. (a)  86,200 $ 1,869,463  68556410
APPLIANCE STORES - 0.3%
ELECTRIC APPLIANCES - WHOLESALE - 0.3%
Cellstar Corp. (a)   25,350  844,472  15092510
BROADCASTING - 0.5%
COMMUNICATIONS SERVICES, NEC - 0.5%
APT Satellite Holdings Ltd.
 sponsored ADR  92,200  1,371,475  00203R10
CELLULAR - 4.4%
CELLULAR & COMMUNICATION SERVICES - 4.4%
Nextel Communications, Inc. Class A (a) 500,000 12,531,250 65332V10 COMMUNICATIONS EQUIPMENT - 21.1%
DATACOMMUNICATIONS EQUIPMENT - 0.9%
Dynatech Corp. (a)  69,550  2,660,288  26813810
TELEPHONE EQUIPMENT - 18.9%
ADC Telecommunications, Inc. (a)  248,900  9,240,413  00088610
Advanced Fibre Communication, Inc.   33,600  2,091,600  00754A10
Andrew Corp. (a)  401,500  9,987,313  03442510
Applied Innovation, Inc. (a)  110,000  467,500  03791610
Boston Technology, Inc. (a)  100,400  2,955,525  10114330
DSP Communications, Inc.   169,800  3,268,650  23332K10
Ericsson (L.M.) Telephone Co. Class B  50,000  2,075,004  29482120
Newbridge Networks Corp. (a)  100,000  4,550,000  65090110
Nokia Corp. AB sponsored ADR  85,100  6,595,250  65490220
Tellabs, Inc. (a)  166,000  9,908,125  87966410
Teledata Communications Ltd. (a)  65,200  2,249,400  93799992
  53,388,780
TELEPHONE INTERCONNECT SYSTEMS - 1.3%
Intermedia Communications, Inc. (a)  100,000  3,575,000  45880110
TOTAL COMMUNICATIONS EQUIPMENT   59,624,068
COMPUTER SERVICES & SOFTWARE - 2.7%
PREPACKAGED COMPUTER SOFTWARE - 2.7%
Citrix Systems, Inc. (a)  100,000  5,050,000  17737610
Oracle Corp. (a)  68,700  2,619,188  68389X10
  7,669,188
COMPUTERS & OFFICE EQUIPMENT - 13.6%
COMPUTER COMMUNICATIONS EQUIPMENT - 1.4%
Proxim, Inc.   160,000  3,960,000  74428410
COMPUTER PERIPHERALS - 4.0%
Applied Magnetics Corp. (a)  100,000  3,693,750  03821310
EMC Corp. (a)  75,000  3,848,438  26864810
Western Digital Corp.   81,000  3,898,125  95810210
  11,440,313
COMPUTER STORAGE DEVICES - 0.2%
Quantum Corp.   16,000  561,000  74790610
GRAPHICS WORKSTATIONS - 1.0%
Silicon Graphics, Inc.   100,000  2,743,750  82705610
MINI & MICRO COMPUTERS - 7.0%
Compaq Computer Corp. (a)   262,500  17,193,750  20449310
Dell Computer Corp. (a)  30,000  2,461,875  24702510
  19,655,625
TOTAL COMPUTERS & OFFICE EQUIPMENT   38,360,688

 SHARES VALUE (NOTE 1)
ELECTRICAL EQUIPMENT - 5.8%
ELECTRICAL MACHINERY - 4.5%
Alcatel Alsthom Compagnie Generale
 d'Electricite SA sponsored ADR  146,200 $ 3,600,175  01390430
Alcatel Alsthom Compagnie Generale
 d'Electricite SA  73,500  8,985,064  01390492
  12,585,239
TV & RADIO COMMUNICATION EQUIPMENT - 1.3%
Allen Telecom, Inc. (a)  78,600  1,876,575  01809110
Corsair Communications, Inc.   200  4,000  22040610
Viasat, Inc.   104,900  1,861,975  92552V10
  3,742,550
TOTAL ELECTRICAL EQUIPMENT   16,327,789
ELECTRONIC INSTRUMENTS - 4.1%
ELECTRONIC EQUIPMENT - 1.7%
Sawtek, Inc. (a)  120,200  4,732,875  80546810
SEMI-CONDUCTOR CAPITAL EQUIPMENT - 2.4%
Applied Materials, Inc. (a)  71,200  6,719,500  03822210
Novellus Systems, Inc. (a)  1,100  126,088  67000810
  6,845,588
TOTAL ELECTRONIC INSTRUMENTS   11,578,463
ELECTRONICS - 30.7%
ELECTRONIC COMP. & ACCESSORIES - 1.0%
World Access, Inc.   100,000  2,650,000  98141A10
ELECTRONIC PARTS - WHOLESALE - 3.4%
Brightpoint, Inc.   256,400  9,615,000  10947310
ELECTRONICS & ELECTRONIC COMPONENTS - 1.2%
Sanmina Corp. (a)  34,400  2,726,200  80090710
Solectron Corp. (a)  17,000  711,875  83418210
  3,438,075
SEMICONDUCTORS - 25.1%
Altera Corp. (a)  55,900  2,976,675  02144110
Atmel Corp. (a)  37,700  1,333,638  04951310
Intel Corp. warrants 3/14/98 (a)  100,000  7,162,500  45814014
Linear Technology Corp.   41,000  2,688,063  53567810
MEMC Electronic Materials, Inc. (a)  60,000  1,740,000  55271510
Maxim Integrated Products, Inc. (a) 33,000 2,281,125 57772K10 Micron Technology, Inc. (a) 301,200 13,422,225 59511210
Motorola, Inc.   116,600  8,555,525  62007610
RF Micro Devices, Inc.   200  3,750  74994110
Texas Instruments, Inc.   72,600  8,249,175  88250810
Unitrode Corp. (a)  44,700  3,486,600  91328310
Vitesse Semiconductor Corp. (a)  401,800  18,934,825  92849710
  70,834,101
TOTAL ELECTRONICS   86,537,176
INDUSTRIAL MACHINERY & EQUIPMENT - 2.1%
SPECIAL INDUSTRIAL MACHINERY, NEC - 2.1%
ASM Lithography Holding NV (a)  68,800  5,848,000  04599S23
SERVICES - 1.5%
BUSINESS SERVICES - 1.5%
Sitel Corp. (a)  399,300  4,242,563  82980K10
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TELEPHONE SERVICES - 4.0%
Brooks Fiber Properties, Inc. (a)  150,000 $ 5,043,750  11439910
McLeod USA, Inc. Class A (a)  100,000  3,387,500  58226610
WorldCom, Inc. (a)  100,170  2,998,835  98155K10
  11,430,085
TOTAL COMMON STOCKS
 (Cost $224,402,564)   258,234,680
CASH EQUIVALENTS - 8.5%
Taxable Central Cash Fund (b)
 (Cost $24,002,468)  24,002,468  24,002,468  31635A10
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $248,405,032)  $ 282,237,148
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.65%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage. OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $338,976,813 and $335,327,521, respectively (see Note 3 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $58,469 for the period (see Note 4 of Notes to Financial Statements).
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States   87.5%
France    4.5
Finland   2.3
Netherlands   2.1
Canada   1.6
Others (individually less than 1%)    2.0
TOTAL   100.0%
INCOME TAX INFORMATION
At August 31, 1997, the aggregate cost of investment securities for income tax purposes was $248,491,292. Net unrealized appreciation aggregated $33,745,856, of which $38,976,072 related to appreciated investment securities and $5,230,216 related to depreciated investment securities.
At February 28,1997, the fund had a capital loss carryforward of approximately $1,633,000 which will expire on February 28, 2005. DEVELOPING COMMUNICATIONS PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31,
1997
(UNAUDITED)

ASSETS

INVESTMENT IN                      $ 282,237,148
SECURITIES, AT
VALUE
(COST
$248,405,03
2) - SEE
ACCOMPANYIN
G SCHEDULE

RECEIVABLE FOR                      1,557,287
INVESTMENTS
SOLD

RECEIVABLE FOR                      372,445
FUND SHARES
SOLD

DIVIDENDS                           65,834
RECEIVABLE

INTEREST                            100,135
RECEIVABLE

REDEMPTION FEES                     700
RECEIVABLE

OTHER                               35,088
RECEIVABLES

 TOTAL ASSETS                       284,368,637

LIABILITIES

PAYABLE FOR           $ 298,438
INVESTMENTS
PURCHASED

PAYABLE FOR            6,375,887
FUND SHARES
REDEEMED

ACCRUED                145,145
MANAGEMENT
FEE

OTHER PAYABLES         237,920
AND
ACCRUED
EXPENSES

 TOTAL LIABILITIES                  7,057,390

NET ASSETS                         $ 277,311,247

NET ASSETS
CONSIST OF:

PAID IN CAPITAL                    $ 214,438,405

ACCUMULATED                         (774,725)
NET INVESTMENT
(LOSS)

ACCUMULATED                         29,817,811
UNDISTRIBUTED
NET REALIZED
GAIN (LOSS) ON
INVESTMENTS
AND FOREIGN
CURRENCY
TRANSACTIONS

NET UNREALIZED                      33,829,756
APPRECIATION
(DEPRECIATION)
ON
INVESTMENTS
AND ASSETS
AND LIABILITIES
IN
FOREIGN
CURRENCIES

NET ASSETS, FOR                    $ 277,311,247
11,185,609
SHARES
OUTSTANDING

NET ASSET                           $24.79
VALUE AND
REDEMPTION
PRICE PER
SHARE
($277,311,2
47 (DIVIDED BY)
11,185,609
SHARES)

MAXIMUM                             $25.56
OFFERING PRICE
PER SHARE
(100/97.00
OF $24.79)

STATEMENT OF OPERATIONS
 SIX MONTHS
ENDED AUGUST
31, 1997
(UNAUDITED)

INVESTMENT                         $ 381,895
INCOME
DIVIDENDS

INTEREST                            721,621

 TOTAL INCOME                       1,103,516

EXPENSES

MANAGEMENT           $ 711,502
FEE

TRANSFER AGENT        1,068,013
FEES

ACCOUNTING FEES       119,448
AND EXPENSES

NON-INTERESTED        508
TRUSTEES'
COMPENSATION

CUSTODIAN FEES        16,632
AND EXPENSES

REGISTRATION FEES     21,967

AUDIT                 16,720

LEGAL                 722

MISCELLANEOUS         1,113

 TOTAL EXPENSES       1,956,625
BEFORE
REDUCTIONS

 EXPENSE              (78,384)      1,878,241
REDUCTIONS

NET INVESTMENT                      (774,725)
INCOME (LOSS)

REALIZED AND
UNREALIZED
GAIN (LOSS)
NET REALIZED
GAIN (LOSS) ON:

 INVESTMENT           32,367,866
SECURITIES

 FOREIGN              (5,884)       32,361,982
CURRENCY
TRANSACTIONS

CHANGE IN NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
ON:

 INVESTMENT           23,108,648
SECURITIES

 ASSETS AND           315           23,108,963
LIABILITIES IN
 FOREIGN
CURRENCIES

NET GAIN (LOSS)                     55,470,945

NET INCREASE                       $ 54,696,220
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                              $ 212,130
INFORMATION
SALES CHARGES
PAID TO FDC

 DEFERRED SALES                    $ 5,047
CHARGES
WITHHELD
 BY FDC

 EXCHANGE FEES                     $ 44,835
WITHHELD BY
FSC

 EXPENSE                           $ 77,940
REDUCTIONS
 DIRECTED
BROKERAGE
ARRANGEMENTS

  CUSTODIAN                         444
CREDITS

                                   $ 78,384

STATEMENT OF CHANGES IN NET ASSETS
INCREASE         SIX MONTHS ENDED   YEAR ENDED
(DECREASE) IN    AUGUST 31, 1997    FEBRUARY 28,
NET ASSETS       (UNAUDITED)        1997

OPERATIONS         $ (774,725)      $ (2,645,399)
NET
INVESTMENT
INCOME (LOSS)

 NET REALIZED       32,361,982       20,142,886
GAIN (LOSS)

 CHANGE IN NET      23,108,963       (10,187,726)
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE       54,696,220       7,309,761
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

SHARE               112,788,410      146,934,555
TRANSACTIONS
NET PROCEEDS
FROM SALES OF
SHARES

 COST OF SHARES     (110,761,059)    (267,415,417)
REDEEMED

 REDEMPTION         227,954          345,334
FEES

 NET INCREASE       2,255,305        (120,135,528)
(DECREASE)
IN NET
ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL             56,951,525       (112,825,767)
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 BEGINNING OF       220,359,722      333,185,489
PERIOD

 END OF PERIOD     $ 277,311,247    $ 220,359,722
(INCLUDING
ACCUMULATED
NET INVESTMENT
LOSS OF
$774,725
AND 0,
RESPECTIVELY)

OTHER
INFORMATION
SHARES

 SOLD               5,023,557        7,119,930

 REDEEMED           (5,037,551)      (13,076,634)

 NET INCREASE       (13,994)         (5,956,704)
(DECREASE)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

             SIX MONTHS ENDED   YEAR ENDED     YEAR ENDED     YEARS ENDED           TEN MONTHS ENDED
             AUGUST 31, 1997    FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,          FEBRUARY 28,

SELECTED     (UNAUDITED)        1997           1996           1995           1994   1993
PER-SHARE
DATA



NET ASSET VALUE,     $ 19.68       $ 19.42     $ 20.40     $ 19.65     $ 16.44     $ 13.54
BEGINNING OF
PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET                  (.07)         (.18)       (.17)       (.16)       (.16)       (.07)
INVESTMENT
INCOME (LOSS) D

 NET REALIZED         5.16          .42         4.17        2.55        4.82        2.98
AND
UNREALIZED
GAIN (LOSS)

 TOTAL FROM           5.09          .24         4.00        2.39        4.66        2.91
INVESTMENT
OPERATIONS



LESS
DISTRIBUTIONS

 FROM NET             -             -           (5.00)      (1.67)      (1.47)      (.03)
REALIZED GAIN

REDEMPTION FEES       .02           .02         .02         .03         .02         .02
ADDED TO PAID
IN CAPITAL

NET ASSET VALUE,     $ 24.79       $ 19.68     $ 19.42     $ 20.40     $ 19.65     $ 16.44
END OF PERIOD

TOTAL RETURN B, C     25.97%        1.34%       21.84%      13.63%      30.24%      21.66%

RATIOS AND
SUPPLEMENTAL
DATA

NET ASSETS, END      $ 277,311     $ 220,360   $ 333,185   $ 254,426   $ 222,109   $ 83,383
OF PERIOD
(000 OMITTED)

RATIO OF              1.63% A       1.64%       1.53%       1.58%       1.56%       1.88% A
EXPENSES TO
AVERAGE NET
ASSETS

RATIO OF              1.57% A, E    1.62% E     1.51% E     1.56% E     1.56%       1.88% A
EXPENSES TO
AVERAGE NET
ASSETS AFTER
EXPENSE
REDUCTIONS

RATIO OF NET          (.65)% A      (.86)%      (.78)%      (.83)%      (.88)%      (.59)% A
INVESTMENT
INCOME (LOSS)
TO AVERAGE NET
ASSETS

PORTFOLIO             318% A        202%        249%        266%        280%        77% A
TURNOVER RATE

AVERAGE              $ .0407       $ .0346
COMMISSION
RATE F


ANNUALIZED
THE TOTAL RETURNS
WOULD HAVE
BEEN LOWER
HAD CERTAIN
EXPENSES
NOT BEEN
REDUCED
DURING THE
PERIODS
SHOWN (SEE
NOTE 8 OF
NOTES TO
FINANCIAL
STATEMENTS
).
TOTAL RETURNS DO
NOT INCLUDE
THE ONE
TIME SALES
CHARGE AND
FOR PERIODS
OF LESS THAN
ONE YEAR
ARE NOT
ANNUALIZED.
NET INVESTMENT
INCOME
(LOSS) PER
SHARE HAS
BEEN
CALCULATED
BASED ON
AVERAGE
SHARES
OUTSTANDING
DURING THE
PERIOD.
FMR OR THE FUND
HAS ENTERED
INTO
VARYING
ARRANGEME
NTS WITH
THIRD
PARTIES WHO
EITHER PAID
OR REDUCED
A PORTION OF
THE FUND'S
EXPENSES
(SEE NOTE
8 OF NOTES
TO FINANCIAL
STATEMENTS
).
FOR FISCAL YEARS
BEGINNING
ON OR AFTER
SEPTEMBER
1, 1995, A
FUND IS
REQUIRED TO
DISCLOSE ITS
AVERAGE
COMMISSION
RATE PER
SHARE FOR
SECURITY
TRADES ON
WHICH
COMMISSION
S ARE
CHARGED.
THIS
AMOUNT
MAY VARY
FROM PERIOD
TO PERIOD
AND FUND TO
FUND
DEPENDING
ON THE MIX
OF TRADES
EXECUTED IN
VARIOUS
MARKETS
WHERE
TRADING
PRACTICES
AND
COMMISSION
RATE
STRUCTURES
MAY DIFFER.

ELECTRONICS PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value), but does not include certain fees paid by shareholders upon exchange or redemption. If Fidelity had not reimbursed certain fund expenses, the past 10 year total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED             PAST 6   PAST 1   PAST 5    PAST 10
AUGUST 31, 1997           MONTHS   YEAR     YEARS     YEARS

ELECTRONICS               36.66%   87.03%   537.50%   551.69%

ELECTRONICS               32.56%   81.42%   518.38%   532.14%
(INCL. 3% SALES CHARGE)

S&P 500                   14.78%   40.65%   146.47%   266.19%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one, five or 10 years. You can compare the fund's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvestment of dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED             PAST 1   PAST 5   PAST 10
AUGUST 31, 1997           YEAR     YEARS    YEARS

ELECTRONICS               87.03%   44.84%   20.62%

ELECTRONICS               81.42%   43.96%   20.25%
(INCL. 3% SALES CHARGE)

S&P 500                   40.65%   19.77%   13.86%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19970831 19970909 115038 S00000000000001
             Electronics                 S&P 500
             00008                       SP001
  1987/08/31       9700.00                    10000.00
  1987/09/30       9691.51                     9781.00
  1987/10/31       6398.78                     7674.17
  1987/11/30       5397.38                     7041.82
  1987/12/31       6212.07                     7577.70
  1988/01/31       5855.64                     7896.72
  1988/02/29       6475.15                     8264.71
  1988/03/31       6381.80                     8009.33
  1988/04/30       6670.34                     8098.24
  1988/05/31       6441.21                     8168.69
  1988/06/30       7069.20                     8543.63
  1988/07/31       6636.40                     8511.17
  1988/08/31       5974.45                     8221.79
  1988/09/30       6067.80                     8572.04
  1988/10/31       5626.51                     8810.34
  1988/11/30       5346.46                     8684.35
  1988/12/31       5685.91                     8836.33
  1989/01/31       5889.59                     9483.15
  1989/02/28       5804.72                     9247.02
  1989/03/31       5762.29                     9462.47
  1989/04/30       6212.07                     9953.57
  1989/05/31       6806.12                    10356.69
  1989/06/30       6135.70                    10297.66
  1989/07/31       6203.59                    11227.54
  1989/08/31       6415.75                    11447.60
  1989/09/30       6593.96                    11400.66
  1989/10/31       6296.94                    11136.17
  1989/11/30       6313.91                    11363.35
  1989/12/31       6576.99                    11636.07
  1990/01/31       6797.64                    10855.29
  1990/02/28       7340.77                    10995.32
  1990/03/31       7697.20                    11286.70
  1990/04/30       7731.15                    11004.53
  1990/05/31       8868.33                    12077.47
  1990/06/30       9004.11                    11995.34
  1990/07/31       8579.79                    11956.96
  1990/08/31       7238.93                    10876.05
  1990/09/30       6144.18                    10346.39
  1990/10/31       5923.53                    10301.90
  1990/11/30       6534.56                    10967.40
  1990/12/31       6958.96                    11273.39
  1991/01/31       7927.61                    11764.91
  1991/02/28       8624.36                    12606.10
  1991/03/31       9083.19                    12911.17
  1991/04/30       9134.17                    12942.15
  1991/05/31       9431.56                    13501.25
  1991/06/30       8284.48                    12882.90
  1991/07/31       8853.77                    13483.24
  1991/08/31       9219.14                    13802.79
  1991/09/30       8513.90                    13572.29
  1991/10/31       8930.25                    13754.15
  1991/11/30       8386.44                    13199.86
  1991/12/31       9414.57                    14709.93
  1992/01/31      10527.66                    14436.32
  1992/02/29      11105.45                    14623.99
  1992/03/31      10230.27                    14338.83
  1992/04/30      10034.84                    14760.39
  1992/05/31      10051.84                    14832.71
  1992/06/30       9321.10                    14611.71
  1992/07/31       9813.92                    15209.33
  1992/08/31       9915.89                    14897.53
  1992/09/30      10272.76                    15073.32
  1992/10/31      11045.97                    15126.08
  1992/11/30      11768.21                    15641.88
  1992/12/31      11997.63                    15834.28
  1993/01/31      12405.48                    15967.28
  1993/02/28      12133.58                    16184.44
  1993/03/31      12558.42                    16525.93
  1993/04/30      12337.05                    16126.00
  1993/05/31      13575.03                    16558.18
  1993/06/30      13822.62                    16606.20
  1993/07/31      14215.36                    16539.77
  1993/08/31      15436.26                    17166.63
  1993/09/30      15692.39                    17034.45
  1993/10/31      15393.57                    17387.06
  1993/11/30      15274.04                    17221.88
  1993/12/31      15846.44                    17430.27
  1994/01/31      16941.03                    18022.90
  1994/02/28      17744.40                    17534.48
  1994/03/31      17553.60                    16769.97
  1994/04/30      17503.39                    16984.63
  1994/05/31      17453.18                    17263.18
  1994/06/30      16519.26                    16840.23
  1994/07/31      16860.69                    17392.59
  1994/08/31      18507.60                    18105.69
  1994/09/30      17975.37                    17662.10
  1994/10/31      18708.44                    18059.49
  1994/11/30      18467.43                    17401.77
  1994/12/31      18567.85                    17659.84
  1995/01/31      18035.62                    18117.75
  1995/02/28      19883.37                    18823.80
  1995/03/31      21931.96                    19379.29
  1995/04/30      24382.23                    19950.01
  1995/05/31      26159.68                    20747.42
  1995/06/30      29885.30                    21229.38
  1995/07/31      34354.04                    21933.35
  1995/08/31      34805.94                    21988.40
  1995/09/30      35428.55                    22916.31
  1995/10/31      34454.46                    22834.50
  1995/11/30      33590.84                    23836.93
  1995/12/31      31373.78                    24296.03
  1996/01/31      32434.20                    25123.07
  1996/02/29      34347.83                    25355.96
  1996/03/31      32336.69                    25600.14
  1996/04/30      36029.88                    25977.48
  1996/05/31      36980.60                    26647.44
  1996/06/30      33872.47                    26748.97
  1996/07/31      32239.18                    25567.20
  1996/08/31      33799.34                    26106.41
  1996/09/30      38357.93                    27575.68
  1996/10/31      38662.64                    28336.22
  1996/11/30      44464.48                    30478.15
  1996/12/31      44464.48                    29874.38
  1997/01/31      51412.05                    31740.93
  1997/02/28      46256.22                    31989.78
  1997/03/31      43038.40                    30675.32
  1997/04/30      47048.84                    32506.64
  1997/05/31      52218.45                    34485.64
  1997/06/30      51897.03                    36030.60
  1997/07/31      60910.37                    38897.55
  1997/08/29      63200.53                    36618.51
IMATRL PRASUN   SHR__CHT 19970831 19970909 115051 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Select Electronics Portfolio on August 31, 1987, and the current maximum 3% sales charge was paid. As the chart shows, by August 31, 1997, the value of the investment would have grown to $63,214 - a 532.14% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $36,619 - a 266.19% increase. INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1997
                          % OF FUND'S
                          INVESTMENTS

COMPAQ COMPUTER CORP.     8.0

TERADYNE, INC.            6.8

MICRON TECHNOLOGY, INC.   5.5

WESTERN DIGITAL CORP.     4.0

INTEL CORP.               3.4

KLA-TENCOR CORP.          3.1

TEXAS INSTRUMENTS, INC.   3.1

VLSI TECHNOLOGY, INC.     2.8

APPLIED MATERIALS, INC.   2.2

DELL COMPUTER CORP.       2.1

TOP INDUSTRIES AS OF AUGUST 31, 1997
SEMICONDUCTORS 30.0%
ELECTRONIC EQUIPMENT 12.2%
MINI & MICRO COMPUTERS 11.0%
COMPUTER PERIPHERALS 6.6%
SEMI-CONDUCTOR CAPITAL
EQUIPMENT 6.1%
ALL OTHERS 34.1%
ROW: 1, COL: 1, VALUE: 34.1
ROW: 1, COL: 2, VALUE: 6.1
ROW: 1, COL: 3, VALUE: 6.6
ROW: 1, COL: 4, VALUE: 11.0
ROW: 1, COL: 5, VALUE: 12.2
ROW: 1, COL: 6, VALUE: 30.0
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
ELECTRONICS PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



Andrew Kaplan,
Portfolio Manager of
Fidelity Select Electronics Portfolio
Q. HOW DID THE FUND PERFORM, ANDY?
A. During the six months that ended August 31, 1997, the fund generated a return of 36.66%, outperforming the 14.78% return of the broader Standard & Poor's 500 Index. For the 12 months that ended August 31, 1997, the fund returned 87.03%, compared to the 40.65% return of the S&P 500.
Q. WHAT CONTRIBUTED TO THE FUND'S STRONG PERFORMANCE?
A. In the first half of 1997, I invested some of the fund's assets in semiconductor capital equipment companies, hopeful that these stocks would stage a recovery after a downturn that lasted from late 1995 until early 1997. Several of these stocks - such as Applied Materials and KLA Tencor - rebounded so much that I would call them monumental outperformers. This happened for a few key reasons. This is a cyclical business, but I determined that these companies improved their business models so that margins at the bottom of a downturn weren't hit as hard by lost revenues as we've seen in previous cycles. For example, the companies are outsourcing more often, which lowers fixed costs and, in turn, allows for better margins when sales slow. In addition, there is more concentration in the industry among the lead players, so there's less pricing pressure. Considering margins would be less hurt by downturns, I recognized that investors may start treating these companies less like cyclicals and more like growth stocks - eventually causing a revaluation of the multiples. My wish came true and we saw a big upward revaluation in the first half of the year.
Q. COMPAQ WAS THE FUND'S TOP POSITION AT THE END OF THE PERIOD, REPRESENTING 8% OF THE PORTFOLIO. WHAT DID YOU FIND ATTRACTIVE ABOUT THIS STOCK?
A. I was bullish about PC makers and, specifically, I thought Compaq was starting to emulate Dell Computer, which has been the best performer in that sector over the past year. The company is managing its balance sheet better, which led to improved returns and a better-performing stock. Overall, the PC market is starting to divide itself into the haves and have-nots. In this environment, good executors - such as Compaq and Dell - are devouring the market share of their competitors at a rapid rate.
Q. WERE THERE ANY OTHER STOCKS THAT STOOD OUT DURING THE PERIOD?
A. Texas Instruments was a company-specific turnaround story. Historically, the company has been involved in dozens of different businesses - a lot of which weren't earning the return on capital that could be derived from its high-value-added semiconductor operations. About a year ago, the company's new management indicated a determination to divest non-core businesses and improve returns. The company has sold off several operations, such as its defense business, and refocused on semiconductors, improving its return on capital. The market started to recognize these improvements and boosted the company's share price during the period.
Q. WERE THERE ANY DISAPPOINTMENTS?
A. Atmel, a provider of non-volatile memory in the communications sector, was the fund's second-largest holding at the beginning of the six-month period. Non-volatile memory chips retain information even when a PC's power is off. The entire non-volatile memory market suffered a period of oversupply in the spring. I mis-estimated the supply and demand imbalance, thinking that Atmel would benefit from its focus on communications applications. The company actually reported lower-than-expected earnings as a result of the general oversupply and its stock suffered, so I reduced that position by the end of the period.
Q. WHAT'S YOUR SHORT-TERM OUTLOOK FOR THE ELECTRONICS MARKET?
A. Both PC retailers and manufacturers are optimistic that they are hitting the right price points with desirable products, which usually has a good effect up and down the technology supply chain. After all, if PC makers sell lots of computers during the Christmas shopping season, then the component suppliers and equipment makers will benefit, too. Clearly, valuations are higher than they were six months ago, so I'm not looking for the same dramatic upside that we saw during the past year. However, the demand in the end-market looks healthy, so I feel these stocks should continue to perform reasonably well in the near term.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


FUND FACTS
START DATE: July 29, 1985
FUND NUMBER: 008
TRADING SYMBOL: FSELX
SIZE: as of August 31, 1997, more than
$2.8 billion
MANAGER: Andrew Kaplan, since August 1996;
analyst, semiconductor equipment companies and producers, since 1995; joined Fidelity in 1995
(checkmark)
ELECTRONICS PORTFOLIO
INVESTMENTS AUGUST 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 90.1%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 0.0%
AIRCRAFT ENGINES & PARTS - 0.0%
Doncasters PLC sponsored ADR 37,500 $ 965,625 25769210 COMMUNICATIONS EQUIPMENT - 5.5%
DATACOMMUNICATIONS EQUIPMENT - 1.1%
Level One Communications, Inc. (a)  879,750  31,341,094  52729510
TELEPHONE EQUIPMENT - 4.4%
Advanced Fibre Communication, Inc. 22,500 1,400,625 00754A10 Andrew Corp. (a) 1,000,000 24,875,000 03442510
DSP Communications, Inc.   1,155,100  22,235,675  23332K10
Dialogic Corp. (a)  97,400  3,896,000  25249910
Ericsson (L.M.) Telephone Co.
 Class B ADR  600,000  25,012,500  29482140
Lucent Technologies, Inc.   81,300  6,331,238  54946310
Matsushita Communication
 Industrial Co. Ltd.   600,000  19,519,868  57688099
Newbridge Networks Corp. (a)  228,500  10,396,750  65090110
Nokia Corp. AB sponsored ADR  263,200  20,398,000  65490220
  134,065,656
TOTAL COMMUNICATIONS EQUIPMENT   165,406,750
COMPUTER SERVICES & SOFTWARE - 6.6%
CAD/CAM/CAE - 0.7%
Synopsys, Inc. (a)  636,800  22,049,200  87160710
CUSTOM COMPUTER PROGRAMMING SERVICES - 1.0%
Saville Systems Ireland PLC
 sponsored ADR  450,000  30,093,750  80517410
PREPACKAGED COMPUTER SOFTWARE - 4.9%
Advent Software, Inc. (a)  112,000  2,968,000  00797410
Advant Corp. (a)(c)  1,480,000  43,012,500  05348710
BMC Software, Inc. (a)  200,000  12,525,000  05592110
Cadence Design Systems, Inc. (a)  932,300  44,342,519  12738710
Citrix Systems, Inc. (a)  600,000  30,300,000  17737610
Electronics for Imaging, Inc. (a)  100,600  5,382,100  28608210
Midway Games, Inc. (a)  181,200  3,827,850  59814810
Oracle Corp. (a)  108,150  4,123,219  68389X10
  146,481,188
TOTAL COMPUTER SERVICES & SOFTWARE   198,624,138
COMPUTERS & OFFICE EQUIPMENT - 21.6%
COMPUTER PERIPHERALS - 6.6%
Creative Technology Corp. Ltd. (a)  1,632,200  31,419,850  22599992
EMC Corp. (a)  750,000  38,484,375  26864810
Galileo Technology Ltd. (c)  276,300  8,599,838  36399N22
Western Digital Corp.   2,499,200  120,274,000  95810210
  198,778,063
COMPUTER STORAGE DEVICES - 3.2%
Iomega Corp. (a)  400,000  10,250,000  46203010
Quantum Corp.   1,360,500  47,702,531  74790610
Read-Rite Corp.   737,600  21,159,900  75524610
Sandisk Corp. (a)  284,900  7,727,913  80004C10
Trident Microsystems, Inc. (a)  601,200  10,746,450  89591910
  97,586,794
COMPUTERS & OFFICE EQUIPMENT - 0.7%
Fujitsu Ltd.   1,500,000  17,880,795  35959010
International Business Machines Corp.  41,600  4,196,400  45920010
  22,077,195
MAGNETIC & OPTICAL RECORDING MEDIA - 0.1%
HMT Technology Corp.   117,500  1,962,497  40391710

 SHARES VALUE (NOTE 1)
MINI & MICRO COMPUTERS - 11.0%
Compaq Computer Corp. (a)  3,707,500 $ 242,841,250  20449310
Dell Computer Corp. (a)  766,200  62,876,288  24702510
Sequent Computer Systems, Inc. (a)  932,900  26,296,119  81733810
  332,013,657
TOTAL COMPUTERS & OFFICE EQUIPMENT   652,418,206
CONSUMER ELECTRONICS - 0.9%
RADIOS, TELEVISIONS, STEREOS - 0.9%
Philips Electronics NV  400,000  28,650,000  71833750
DEFENSE ELECTRONICS - 0.1%
Remec, Inc. (a)  60,300  2,012,513  75954310
ELECTRICAL EQUIPMENT - 1.7%
ELECTRICAL EQUIPMENT, NEC - 0.9%
Vicor Corp. (a)  1,115,600  28,029,450  92581510
ELECTRICAL MACHINERY - 0.7%
Alcatel Alsthom Compagnie Generale
 d'Electricite SA sponsored ADR  900,000  22,162,500  01390430
TV & RADIO COMMUNICATION EQUIPMENT - 0.1%
Ortel Corp.   65,000  1,535,625  68749W10
TOTAL ELECTRICAL EQUIPMENT   51,727,575
ELECTRONIC INSTRUMENTS - 19.9%
ELECTRONIC EQUIPMENT - 12.2%
Advantest Corp.  400,000  36,423,842  00799010
Aetrium, Inc. (a)  192,800  4,651,300  00817R10
Anadigics, Inc.  198,900  9,845,550  03251510
Cohu, Inc.   461,500  25,844,000  19257610
Credence Systems Corp. (a)  365,500  17,201,344  22530210
Helix Technology Corp. (c)  533,200  31,858,700  42331910
LTX Corp.  323,600  2,558,463  50239210
Sawtek, Inc. (a)  475,200  18,711,000  80546810
Smart Modular Technologies, Inc. (a)  257,300  15,180,700  83169010
Teradyne, Inc. (a)  3,671,100  204,434,381  88077010
  366,709,280
INDUSTRIAL MEASUREMENT INSTRUMENTS - 0.1%
ADE Corp.   49,100  2,013,100  00089C10
MEASURING INSTRUMENTS - 0.7%
Perkin-Elmer Corp.   286,700  21,215,800  71404110
OPTICAL INSTRUMENTS - 0.8%
Cognex Corp. (a)  669,500  25,608,375  19242210
SEMI-CONDUCTOR CAPITAL EQUIPMENT - 6.1%
Applied Materials, Inc. (a)  690,000  65,118,750  03822210
Lam Research Corp. (a)  83,527  4,719,270  51280710
KLA-Tencor Corp.   1,323,800  93,824,325  48248010
Novellus Systems, Inc. (a)  184,200  21,113,925  67000810
  184,776,270
TOTAL ELECTRONIC INSTRUMENTS   600,322,825
ELECTRONICS - 31.2%
CONNECTORS - 0.0%
PCD, Inc.   15,000  270,000  69318P10
ELECTRONIC CAPACITORS - 0.1%
KEMET Corp. (a)  56,800  1,654,300  48836010
ELECTRONICS & ELECTRONIC COMPONENTS - 0.9%
Advanced Energy Industries, Inc.   167,500  5,276,250  00797310
Sanmina Corp. (a)  65,000  5,151,250  80090710
Solectron Corp. (a)  101,600  4,254,500  83418210
TDK Corp.   150,000  11,498,345  87235110
  26,180,345
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
ELECTRONICS - CONTINUED
PRINTED CIRCUIT BOARDS - 0.2%
DII Group, Inc.   124,900 $ 6,838,275  23294910
SEMICONDUCTORS - 30.0%
Actel Corp. (a)  628,300  12,762,344  00493410
Altera Corp. (a)  407,000  21,672,750  02144110
Analog Devices, Inc.   177,000  5,863,125  03265410
Atmel Corp. (a)  242,000  8,560,750  04951310
Benchmarq Microelectronics, Inc. (a) 246,700 7,647,700 08160310 Burr-Brown Corp. (a) 200,000 7,100,000 12257410
C-Cube Microsystems, Inc.   400,000  12,000,000  12501510
CFM Technologies, Inc. (a)  110,500  3,577,438  12525K10
Electroglas, Inc. (a)  728,500  23,312,000  28532410
Integrated Circuit Systems, Inc.   74,400  2,566,800  45811K10
Integrated Device Technology, Inc. (a)  200,000  2,725,000  45811810
Intel Corp.   1,110,000  102,258,750  45814010
International Rectifier Corp. (a)(c)  2,643,200  60,298,000  46025410
Lattice Semiconductor Corp. (a)  686,000  43,689,625  51841510
Linear Technology Corp.   229,310  15,034,137  53567810
MEMC Electronic Materials, Inc. (a)  282,100  8,180,900  55271510
Maxim Integrated Products, Inc. (a)  395,700  27,352,763  57772K10
Micrel, Inc.   30,000  1,072,500  59479310
Microchip Technology, Inc. (a)  301,600  12,195,950  59501710
Micron Technology, Inc. (a)  3,752,800  167,234,150  59511210
PMC-Sierra, Inc. (a)  324,500  9,309,094  69344F10
QLogic Corp.   240,000  9,420,000  74727710
Semtech Corp.   158,400  9,365,400  81685010
Sipex Corp. (a)  186,800  5,277,100  82990910
Speedfam International, Inc. (a)  225,700  12,385,288  84770610
3D Labs, Inc. Ltd.   275,000  10,896,875  92199N22
Texas Instruments, Inc.   822,600  93,467,925  88250810
Transwitch Corp.   208,000  2,379,000  89406510
Triquint Semiconductor, Inc. (a)  185,900  6,878,300  89674K10
Uniphase Corp. (a)  62,200  4,245,150  90914910
Unitrode Corp. (a)(c)  731,700  57,072,600  91328310
VLSI Technology, Inc. (a)(c)  2,582,100  85,209,300  91827010
Vitesse Semiconductor Corp. (a)  983,350  46,340,369  92849710
Xilinx, Inc. (a)  28,200  1,339,500  98391910
Zilog, Inc. (a)  332,000  8,134,000  98952410
  906,824,583
TOTAL ELECTRONICS   941,767,503
ENGINEERING - 0.6%
ARCHITECTS & ENGINEERS - 0.6%
DSP Group, Inc. (c)  558,000  17,088,750  23332B10
INDUSTRIAL MACHINERY & EQUIPMENT - 2.0%
SPECIAL INDUSTRIAL MACHINERY, NEC - 2.0%
ASM Lithography Holding NV (a)  597,200  50,762,000  04599S23
Gasonics International Corp. (a)  467,800  8,303,450  36727810
  59,065,450
PUBLISHING - 0.0%
GENERAL PUBLISHING - 0.0%
Applied Graphics Technologies  22,500  928,125  03793710
TOTAL COMMON STOCKS
 (Cost $2,351,912,642)   2,718,977,460
CASH EQUIVALENTS - 9.9%
 SHARES VALUE (NOTE 1)
Taxable Central Cash Fund (b)
 (Cost $299,087,293)  299,087,293  $299,087,293  31635A10
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $2,650,999,935)  $ 3,018,064,753
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.65%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3. Affiliated company (see Note 10 of Notes to Financial Statements) OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $4,086,040,135 and $3,671,526,472, respectively (see Note 3 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $520,131 for the period (see Note 4 of Notes to Financial Statements).
The fund participated in the securities lending program. At the period end, the value of securities loaned and the value of collateral amounted to $76,286,950 and $80,452,900, respectively (see Note 6 of Notes to Financial Statements).
The fund participated in the bank borrowing program. The maximum loan and average daily balance during the period for which the loan was outstanding amounted to $10,536,000 and $9,468,000, respectively. The weighted average interest rate was 5.8%. (see Note 7 of Notes to Financial Statements).
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States   89.3%
Japan   2.8
Netherlands   2.6
Singapore   1.0
Ireland   1.0
Others (individually less than 1%)   3.3
TOTAL   100.0%
Transactions during the period with companies that are or were affiliates are as follows:
 PURCHASES SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Actel Corp.  $ 12,337,016 $ 14,094,480 $ - $ -
Advant Corp.   6,120,392  -  -  43,012,500
DSP Group, Inc.   383,252  -  -  17,088,750
Galileo Technology Ltd.   682,365  -  -  8,599,838
Helix Technology Corp.   9,431,309  6,797,837  221,620  31,858,700
International Rectifier Corp.   1,467,778  -  -  60,298,000
Micrel, Inc.   14,215,494  16,008,213  -  -
Photronics, Inc.   -  4,435,876  -  -
Sipex Corp.   9,793,050  13,095,651  -  -
Triquint Semiconductor, Inc.   8,204,770  10,899,837  -  -
Unitrode Corp.   14,733,708  4,974,109  -  57,072,600
VLSI Technology, Inc.   6,136,387  -  -  85,209,300
Zilog, Inc.   -  1,546,962  -  -
TOTALS $ 83,505,521 $ 71,852,965 $ 221,620 $ 303,139,688
INCOME TAX INFORMATION
At August 31, 1997, the aggregate cost of investment securities for income tax purposes was $2,651,435,193. Net unrealized appreciation aggregated $366,629,560, of which $408,668,693 related to appreciated investment securities and $42,039,133 related to depreciated investment securities.
ELECTRONICS PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31,
1997
(UNAUDITED)

ASSETS

INVESTMENT IN                         $ 3,018,064,753
SECURITIES, AT
VALUE
(COST
$2,650,999,
935) - SEE
ACCOMPANYIN
G SCHEDULE

CASH                                   2,354,784

RECEIVABLE FOR                         72,278,541
INVESTMENTS
SOLD

RECEIVABLE FOR                         30,489,266
FUND SHARES
SOLD

DIVIDENDS                              200,314
RECEIVABLE

INTEREST                               1,291,472
RECEIVABLE

REDEMPTION FEES                        24,199
RECEIVABLE

OTHER                                  54,685
RECEIVABLES

 TOTAL ASSETS                          3,124,758,014

LIABILITIES

PAYABLE FOR           $ 121,881,575
INVESTMENTS
PURCHASED

PAYABLE FOR            23,617,350
FUND SHARES
REDEEMED

ACCRUED                1,381,147
MANAGEMENT
FEE

OTHER PAYABLES         1,355,483
AND
ACCRUED
EXPENSES

COLLATERAL ON          80,452,900
SECURITIES
LOANED,
AT VALUE

 TOTAL LIABILITIES                     228,688,455

NET ASSETS                            $ 2,896,069,559

NET ASSETS
CONSIST OF:

PAID IN CAPITAL                       $ 2,086,684,068

ACCUMULATED                            (4,234,085)
NET INVESTMENT
(LOSS)

ACCUMULATED                            446,554,758
UNDISTRIBUTED
NET REALIZED
GAIN (LOSS) ON
INVESTMENTS
AND FOREIGN
CURRENCY
TRANSACTIONS

NET UNREALIZED                         367,064,818
APPRECIATION
(DEPRECIATION)
ON
INVESTMENTS

NET ASSETS, FOR                       $ 2,896,069,559
61,360,151
SHARES
OUTSTANDING

NET ASSET                              $47.20
VALUE AND
REDEMPTION
PRICE PER
SHARE
($2,896,069,
559 (DIVIDED BY)
61,360,151
SHARES)

MAXIMUM                                $48.66
OFFERING PRICE
PER SHARE
(100/97.00
OF $47.20)

STATEMENT OF OPERATIONS
 SIX MONTHS
ENDED AUGUST
31, 1997
(UNAUDITED)

INVESTMENT                          $ 1,621,776
INCOME
DIVIDENDS
(INCLUDING
$221,620
RECEIVED FROM
AFFILIATED
ISSUERS)

INTEREST                             6,228,315
(INCLUDING
INCOME ON
SECURITIES
LOANED OF
$168,046)

 TOTAL INCOME                        7,850,091

EXPENSES

MANAGEMENT           $ 6,355,784
FEE

TRANSFER AGENT        5,317,887
FEES

ACCOUNTING AND        408,097
SECURITY
LENDING FEES

NON-INTERESTED        4,313
TRUSTEES'
COMPENSATION

CUSTODIAN FEES        58,321
AND EXPENSES

REGISTRATION FEES     349,249

AUDIT                 38,459

LEGAL                 3,393

INTEREST              3,064

MISCELLANEOUS         7,475

 TOTAL EXPENSES       12,546,042
BEFORE
REDUCTIONS

 EXPENSE              (461,866)      12,084,176
REDUCTIONS

NET INVESTMENT                       (4,234,085)
INCOME (LOSS)

REALIZED AND
UNREALIZED
GAIN (LOSS)
NET REALIZED
GAIN (LOSS) ON:

 INVESTMENT           452,168,765
SECURITIES
(INCLUDING
REALIZED GAIN
OF
$10,888,545
ON SALE OF
INVESTMENTS IN

AFFILIATED
ISSUERS)

 FOREIGN              95             452,168,860
CURRENCY
TRANSACTIONS

CHANGE IN NET                        221,863,638
UNREALIZED
APPRECIATION
(DEPRECIATION)
ON INVESTMENT
SECURITIES

NET GAIN (LOSS)                      674,032,498

NET INCREASE                        $ 669,798,413
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                               $ 9,049,728
INFORMATION
SALES CHARGES
PAID TO FDC

 DEFERRED SALES                     $ 5,784
CHARGES
WITHHELD
 BY FDC

 EXCHANGE FEES                      $ 260,528
WITHHELD BY
FSC

 EXPENSE                            $ 443,065
REDUCTIONS
  DIRECTED
BROKERAGE
ARRANGEMENTS

  CUSTODIAN                          12,176
CREDITS

  TRANSFER                           6,625
AGENT CREDITS

                                    $ 461,866

STATEMENT OF CHANGES IN NET ASSETS
INCREASE         SIX MONTHS ENDED   YEAR ENDED
(DECREASE) IN    AUGUST 31, 1997    FEBRUARY 28,
NET ASSETS       (UNAUDITED)        1997

OPERATIONS          $ (4,234,085)      $ (6,964,256)
NET
INVESTMENT
INCOME (LOSS)

 NET REALIZED        452,168,860        272,103,872
GAIN (LOSS)

 CHANGE IN NET       221,863,638        64,022,840
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE        669,798,413        329,162,456
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

DISTRIBUTIONS TO     (143,127,869)      -
SHAREHOLDERS
FROM NET
REALIZED GAINS

SHARE                1,768,596,559      2,439,060,498
TRANSACTIONS
NET PROCEEDS
FROM SALES OF
SHARES

 REINVESTMENT        140,892,552        -
OF
DISTRIBUTIONS

 COST OF SHARES      (1,287,468,408)    (2,163,322,518)
REDEEMED

 REDEMPTION          3,361,799          5,754,283
FEES

 NET INCREASE        625,382,502        281,492,263
(DECREASE)
IN NET
ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL              1,152,053,046      610,654,719
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 BEGINNING OF        1,744,016,513      1,133,361,794
PERIOD

 END OF PERIOD       2,896,069,559      1,744,016,513
(INCLUDING
ACCUMULATED
NET INVESTMENT
LOSS OF
$4,234,085
AND $0,
RESPECTIVELY)

OTHER
INFORMATION
SHARES

 SOLD                44,239,799         73,288,709

 ISSUED IN           4,282,459          -
REINVESTMENT
OF
DISTRIBUTIONS

 REDEEMED            (33,119,535)       (67,555,816)

 NET INCREASE        15,402,723         5,732,893
(DECREASE)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

             SIX MONTHS ENDED   YEAR ENDED     YEAR ENDED     YEARS ENDED           TEN MONTHS ENDED
             AUGUST 31, 1997    FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,          FEBRUARY 28,

SELECTED     (UNAUDITED)        1997           1996           1995           1994   1993
PER-SHARE
DATA



NET ASSET VALUE,     $ 37.95       $ 28.18       $ 19.80       $ 17.67     $ 14.28     $ 11.81
BEGINNING OF
PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET                  (.08)         (.17)         (.08)         (.18)       (.09)       (.05)
INVESTMENT
INCOME (LOSS) D

 NET REALIZED         12.52         9.80          13.51         2.11        6.09        2.33
AND
UNREALIZED
GAIN (LOSS)

 TOTAL FROM           12.44         9.63          13.43         1.93        6.00        2.28
INVESTMENT
OPERATIONS

LESS
DISTRIBUTIONS

 FROM NET             (3.25)        -             (5.25)        -           (2.75)      -
REALIZED GAIN

REDEMPTION FEES       .06           .14           .20           .20         .14         .19
ADDED TO PAID
IN CAPITAL

NET ASSET VALUE,     $ 47.20       $ 37.95       $ 28.18       $ 19.80     $ 17.67     $ 14.28
END OF PERIOD

TOTAL RETURN B, C     36.66%        34.67%        72.75%        12.05%      46.24%      20.91%

RATIOS AND
SUPPLEMENTAL
DATA

NET ASSETS, END      $ 2,896,070   $ 1,744,017   $ 1,133,362   $ 216,433   $ 110,993   $ 48,027
OF PERIOD
(000 OMITTED)

RATIO OF              1.17% A       1.33%         1.25%         1.72%       1.67%       1.69% A
EXPENSES TO
AVERAGE NET
ASSETS

RATIO OF              1.13% A, E    1.29% E       1.22% E       1.71% E     1.67%       1.69% A
EXPENSES TO
AVERAGE NET
ASSETS AFTER
EXPENSE
REDUCTIONS

RATIO OF NET          (.40)% A      (.54)%        (.28)%        (.98)%      (.52)%      (.50)% A
INVESTMENT
INCOME (LOSS)
TO AVERAGE NET
ASSETS

PORTFOLIO             378% A        341%          366%          205%        163%        293% A
TURNOVER RATE

AVERAGE              $ .0427       $ .0421
COMMISSION
RATE F


A ANNUALIZED B
 THE TOTAL RETURNS
WOULD HAVE BEEN
LOWER HAD CERTAIN
EXPENSES NOT
BEEN REDUCED
DURING THE PERIODS
SHOWN (SEE NOTE
8 OF NOTES TO
FINANCIAL
STATEMENTS). C
 TOTAL RETURNS DO
NOT INCLUDE THE
ONE TIME SALES
CHARGE AND FOR
PERIODS OF LESS
THAN ONE YEAR ARE
NOT
ANNUALIZED. D
NET INVESTMENT
INCOME (LOSS) PER
SHARE HAS BEEN
CALCULATED BASED
ON AVERAGE SHARES
OUTSTANDING
DURING THE
PERIOD. E FMR
OR THE FUND HAS
ENTERED INTO
VARYING
ARRANGEMENTS
WITH THIRD PARTIES
WHO EITHER PAID OR
REDUCED A PORTION
OF THE FUND'S
EXPENSES (SEE
NOTE 8 OF NOTES
TO FINANCIAL
STATEMENTS). F
 FOR FISCAL YEARS
BEGINNING ON OR
AFTER SEPTEMBER
1, 1995, A FUND
IS REQUIRED TO
DISCLOSE ITS
AVERAGE
COMMISSION RATE
PER SHARE FOR
SECURITY TRADES ON
WHICH
COMMISSIONS ARE
CHARGED. THIS
AMOUNT MAY VARY
FROM PERIOD TO
PERIOD AND FUND TO
FUND DEPENDING
ON THE MIX OF
TRADES EXECUTED IN
VARIOUS MARKETS
WHERE TRADING
PRACTICES AND
COMMISSION RATE
STRUCTURES MAY
DIFFER.

SOFTWARE AND COMPUTER SERVICES PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the past 10 year total returns would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED             PAST 6   PAST 1   PAST 5    PAST 10
AUGUST 31, 1997           MONTHS   YEAR     YEARS     YEARS

SOFTWARE AND              21.58%   42.08%   260.62%   427.84%
COMPUTER SERVICES

SOFTWARE AND              17.93%   37.81%   249.80%   412.01%
COMPUTER SERVICES
(INCL. 3% SALES CHARGE)

S&P 500                   14.78%   40.65%   146.47%   266.19%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one, five or 10 years. You can compare the fund's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvestment of dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                     PAST 1   PAST 5   PAST 10
AUGUST 31, 1997                   YEAR     YEARS    YEARS

SOFTWARE AND COMPUTER SERVICES    42.08%   29.24%   18.10%

SOFTWARE AND COMPUTER SERVICES    37.81%   28.46%   17.74%
(INCL. 3% SALES CHARGE)

S&P 500                           40.65%   19.77%   13.86%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19970831 19970916 120940 S00000000000001
             Software/Computer Svcs      S&P 500
             00028                       SP001
  1987/08/31       9700.00                    10000.00
  1987/09/30       9802.67                     9781.00
  1987/10/31       7208.80                     7674.17
  1987/11/30       6522.51                     7041.82
  1987/12/31       7481.30                     7577.70
  1988/01/31       7265.11                     7896.72
  1988/02/29       7862.47                     8264.71
  1988/03/31       7930.74                     8009.33
  1988/04/30       8169.69                     8098.24
  1988/05/31       7947.81                     8168.69
  1988/06/30       8573.62                     8543.63
  1988/07/31       8146.93                     8511.17
  1988/08/31       7583.70                     8221.79
  1988/09/30       8072.97                     8572.04
  1988/10/31       7646.28                     8810.34
  1988/11/30       7532.50                     8684.35
  1988/12/31       8158.31                     8836.33
  1989/01/31       8767.06                     9483.15
  1989/02/28       8374.50                     9247.02
  1989/03/31       8169.69                     9462.47
  1989/04/30       8960.49                     9953.57
  1989/05/31       9284.77                    10356.69
  1989/06/30       8365.24                    10297.66
  1989/07/31       8118.33                    11227.54
  1989/08/31       8488.69                    11447.60
  1989/09/30       8659.16                    11400.66
  1989/10/31       8841.40                    11136.17
  1989/11/30       9100.06                    11363.35
  1989/12/31       9141.32                    11636.07
  1990/01/31       8816.35                    10855.29
  1990/02/28       9045.04                    10995.32
  1990/03/31       9406.12                    11286.70
  1990/04/30       9376.03                    11004.53
  1990/05/31      10555.55                    12077.47
  1990/06/30      10802.29                    11995.34
  1990/07/31       9815.34                    11956.96
  1990/08/31       8443.24                    10876.05
  1990/09/30       7474.34                    10346.39
  1990/10/31       7624.79                    10301.90
  1990/11/30       8605.72                    10967.40
  1990/12/31       9219.56                    11273.39
  1991/01/31      10573.61                    11764.91
  1991/02/28      11343.91                    12606.10
  1991/03/31      11987.83                    12911.17
  1991/04/30      11897.56                    12942.15
  1991/05/31      12114.21                    13501.25
  1991/06/30      11226.33                    12882.90
  1991/07/31      11915.95                    13483.24
  1991/08/31      12884.08                    13802.79
  1991/09/30      12459.70                    13572.29
  1991/10/31      13083.02                    13754.15
  1991/11/30      11650.71                    13199.86
  1991/12/31      13446.25                    14709.93
  1992/01/31      15604.54                    14436.32
  1992/02/29      16073.44                    14623.99
  1992/03/31      15301.14                    14338.83
  1992/04/30      14914.99                    14760.39
  1992/05/31      15149.44                    14832.71
  1992/06/30      14328.87                    14611.71
  1992/07/31      15342.51                    15209.33
  1992/08/31      14197.86                    14897.53
  1992/09/30      15225.29                    15073.32
  1992/10/31      16452.69                    15126.08
  1992/11/30      17886.96                    15641.88
  1992/12/31      18224.84                    15834.28
  1993/01/31      19162.63                    15967.28
  1993/02/28      19045.40                    16184.44
  1993/03/31      19452.24                    16525.93
  1993/04/30      19124.87                    16126.00
  1993/05/31      21281.87                    16558.18
  1993/06/30      22379.84                    16606.20
  1993/07/31      21702.37                    16539.77
  1993/08/31      23166.33                    17166.63
  1993/09/30      23633.55                    17034.45
  1993/10/31      23579.04                    17387.06
  1993/11/30      22995.01                    17221.88
  1993/12/31      24189.98                    17430.27
  1994/01/31      25032.90                    18022.90
  1994/02/28      25366.55                    17534.48
  1994/03/31      22644.63                    16769.97
  1994/04/30      22761.78                    16984.63
  1994/05/31      20483.83                    17263.18
  1994/06/30      18686.38                    16840.23
  1994/07/31      19602.90                    17392.59
  1994/08/31      21729.58                    18105.69
  1994/09/30      22717.29                    17662.10
  1994/10/31      24114.32                    18059.49
  1994/11/30      23562.63                    17401.77
  1994/12/31      24283.39                    17659.84
  1995/01/31      23882.97                    18117.75
  1995/02/28      25867.28                    18823.80
  1995/03/31      27344.40                    19379.29
  1995/04/30      28198.63                    19950.01
  1995/05/31      28963.88                    20747.42
  1995/06/30      31526.58                    21229.38
  1995/07/31      33430.82                    21933.35
  1995/08/31      33662.17                    21988.40
  1995/09/30      35050.30                    22916.31
  1995/10/31      35468.52                    22834.50
  1995/11/30      36474.02                    23836.93
  1995/12/31      35517.91                    24296.03
  1996/01/31      34155.69                    25123.07
  1996/02/29      36259.12                    25355.96
  1996/03/31      35337.61                    25600.14
  1996/04/30      38895.18                    25977.48
  1996/05/31      40251.38                    26647.44
  1996/06/30      38242.95                    26748.97
  1996/07/31      35302.78                    25567.20
  1996/08/31      36037.82                    26106.41
  1996/09/30      40748.31                    27575.68
  1996/10/31      40893.25                    28336.22
  1996/11/30      44133.65                    30478.15
  1996/12/31      43248.39                    29874.38
  1997/01/31      46719.61                    31740.93
  1997/02/28      42113.14                    31989.78
  1997/03/31      39951.82                    30675.32
  1997/04/30      42294.79                    32506.64
  1997/05/31      45875.92                    34485.64
  1997/06/30      45899.32                    36030.60
  1997/07/31      51446.56                    38897.55
  1997/08/29      51200.80                    36618.51
IMATRL PRASUN   SHR__CHT 19970831 19970916 120944 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Select Software and Computer Services Portfolio on August 31, 1987, and the current maximum 3% sales charge was paid. As the chart shows, by August 31, 1997, the value of the investment would have grown to $51,201 - a 412.01% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $36,619 - a 266.19% increase. INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1997
                                % OF FUND'S
                                INVESTMENTS

MICROSOFT CORP.                 9.4

ORACLE  CORP.                   5.5

BMC SOFTWARE, INC.              5.1

PEOPLESOFT, INC.                4.8

ELECTRONICS FOR IMAGING, INC.   4.3

COMPAQ COMPUTER CORP.           4.1

SUNGARD DATA SYSTEMS, INC.      3.8

TEXAS INSTRUMENTS, INC.         3.5

DELL COMPUTER CORP.             3.0

NETSCAPE COMMUNICATIONS CORP.   2.5

TOP INDUSTRIES AS OF AUGUST 31, 1997
ROW: 1, COL: 1, VALUE: 29.7
ROW: 1, COL: 2, VALUE: 3.1
ROW: 1, COL: 3, VALUE: 5.1
ROW: 1, COL: 4, VALUE: 7.1
ROW: 1, COL: 5, VALUE: 9.1
ROW: 1, COL: 6, VALUE: 45.9
PREPACKAGED COMPUTER
SOFTWARE 45.9%
SEMICONDUCTORS 9.1%
MINI & MICRO COMPUTERS 7.1%
COMPUTER SERVICES 5.1%
DATA PROCESSING 3.1%
ALL OTHERS 29.7%
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
SOFTWARE AND COMPUTER SERVICES PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



NOTE TO SHAREHOLDERS: John Porter became Portfolio Manager of Fidelity

Select Software and Computer Services Portfolio on June 2, 1997.
Q. HOW DID THE FUND PERFORM, JOHN?
A. For the six months that ended on August 31, 1997, the fund had a total return of 21.58%. For the 12 months, it returned 42.08%. For the same periods, the Standard & Poor's 500 Index returned 14.78% and 40.65%, respectively.
Q. WHAT WAS THE INVESTMENT ENVIRONMENT LIKE OVER THE PAST SIX MONTHS AND HOW DID IT AFFECT PERFORMANCE?
A. The environment for software and computer stocks improved significantly toward the latter part of the six-month period. Through March and early April, the overall market was concerned about valuations of stocks as well as the prospects for specific companies. This changed, however, as a number of companies reported very solid earnings results for the first calendar quarter of 1997. From mid-April on, the software and computer services area, with very few exceptions, was very strong, and that's reflected in strong stock performance for a number of companies with solid earnings. We have had very strong market demand for software and computer services. Revenues are growing at a 15-to-20% annual rate, much faster than the revenue growth of the underlying S&P 500 companies. In the March-April period, we had valuations that did not reflect this much-faster growth. Earlier, the market had been concerned about the valuations of companies such as Oracle and PeopleSoft, and their stocks wound up being crushed. The stock prices came down to the level where they were really fantastic opportunities and prices rebounded.
Q. THE FUND CONTINUES TO HAVE A MAJOR INVESTMENT IN MICROSOFT, WHICH AT THE END OF THE PERIOD WAS ABOUT 9% OF TOTAL INVESTMENTS. HOW DID THIS INVESTMENT AFFECT FUND PERFORMANCE?
A. Microsoft performed very well, continuing to outperform the overall software market. This is largely reflective of Microsoft's fundamentals, including revenues and earnings, which were much stronger than expected. In April, the company reported results for the March quarter that were, by any definition, fantastic. This announcement proved to be a catalyst for the performance of the stock. To a lesser extent, Microsoft also has benefited from a market that has moved to blue chip companies.
Q. WHAT WERE THE BEST OPPORTUNITIES OVER THE PAST SIX MONTHS?
A. The whole enterprise-software area has been very strong. This sector includes data base companies, primarily Oracle, as well as companies that produce software for mission-critical areas, such as financial or human resource operations. Strong performers in this area have included PeopleSoft; SAP AG, a German holding company; Computer Associates; and BMC Software.
Q. WERE THERE ANY DISAPPOINTMENTS?
A. The only disappointing area - and this was a common theme across the market - was in the small-cap stock area. There were a number of attractive stories among small-cap companies, but the market has not fully appreciated them, and the stocks have been mediocre performers.
Q. WHAT IS YOUR OUTLOOK?
A. I am very upbeat about software and computer services. There is a very strong secular outlook for a continued healthy, 15% compounded annual growth rate for information technology budgets, and the computer services segment is going to get an ever-increasing piece of that pie. Software companies continue to roll out new products with high returns that are good investments for corporations as they reduce complexity and enhance productivity. Probably the one concern in software is corporate spending to deal with the "year 2000 problem." A lot of existing software is written for two-digit dates, and not for four-digit dates. Companies are spending very aggressively to buy new software or to fix old software, and the concern is that today's spending may be cannibalizing the spending of two years from now. One concern in computer services is that intensive competition has tightened the profit margins of some companies, particularly those competing for large contracts. However, the fundamental outlook still is very strong for both software and computer services.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


FUND FACTS
START DATE: July 29, 1985
FUND NUMBER: 028
TRADING SYMBOL: FSCSX
SIZE: as of August 31, 1997, more than
$450 million
MANAGER: John Porter, since June 1997;
manager, Fidelity Select Multimedia Portfolio, since 1996; joined Fidelity in 1995
(checkmark)
SOFTWARE AND COMPUTER SERVICES PORTFOLIO
INVESTMENTS AUGUST 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 88.9%
 SHARES VALUE (NOTE 1)
COMMUNICATIONS EQUIPMENT - 2.1%
TELEPHONE EQUIPMENT - 2.1%
Ericsson (L.M.) Telephone Co.
 Class B ADR  20,000 $ 833,750  29482140
Nokia Corp. AB sponsored ADR  115,400  8,943,500  65490220
  9,777,250
COMPUTER SERVICES & SOFTWARE - 58.8%
CAD/CAM/CAE - 2.4%
Cambridge Technology Partners
 Massachusetts, Inc. (a)  150,000  4,837,500  13252410
JDA Software Group, Inc. (a)  30,000  937,500  46612K10
Parametric Technology Corp. (a)  119,700  5,558,569  69917310
  11,333,569
COMPUTER & SOFTWARE STORES - 1.1%
CompUSA, Inc. (a)  162,600  5,030,438  20493210
COMPUTER SERVICES - 5.1%
Bisys Group, Inc. (The) (a)  100,000  3,375,000  05547210
Electronic Data Systems Corp.   29,600  1,119,250  28566110
Paychex, Inc.   35,625  1,220,156  70432610
SunGard Data Systems, Inc. (a)  335,100  17,467,088  86736310
Technology Solutions, Inc. (a)  30,000  697,500  87872T10
  23,878,994
DATA PROCESSING - 3.1%
Automatic Data Processing, Inc.   140,000  6,378,750  05301510
Fiserv, Inc. (a)  180,000  8,100,000  33773810
  14,478,750
ELECTRONIC INFORMATION RETRIEVAL - 1.2%
CUC International, Inc. (a)  140,000  3,290,000  12654510
Galileo International, Inc.   80,000  2,115,000  36354710
  5,405,000
PREPACKAGED COMPUTER SOFTWARE - 45.9%
Arbor Software Corp. (a)  25,900  1,026,288  03891810
BMC Software, Inc. (a)  379,800  23,784,975  05592110
Business Objects SA sponsored ADR (a) 379,900 2,991,713 12328X10 Cadence Design Systems, Inc. (a) 144,100 6,853,750 12738710Citrix
Systems, Inc.   150,000  7,575,000  17737610
Computer Associates International, Inc.   26,100  1,745,438  20491210
Eidos PLC sponsored ADR  146,000  1,113,250  28248510
Electronic Arts, Inc. (a)  59,152  1,822,621  28551210
Electronics for Imaging, Inc. (a)  375,400  20,083,900  28608210
i2 Technologies, Inc. (a)  100,000  4,625,000  46575410
Mapix, Inc.   20,000  235,000  56491010
Manugistics Group, Inc. (a)  114,200  4,839,225  56501110
McAfee Associates, Inc. (a)  20,000  1,132,500  57905710
Microsoft Corp. (a)  330,900  43,740,844  59491810
Midway Games, Inc. (a)  98,700  2,085,038  59814810
Netscape Communications Corp. (a)  298,000  11,864,125  64114910
New Era of Networks, Inc.   24,000  330,000  64431210
Oracle Corp. (a)  675,600  25,757,250  68389X10
PeopleSoft, Inc. (a)  396,000  22,275,000  71271310
Policy Management Systems Corp. (a) 119,200 7,159,450 73110810 Remedy Corp. (a) 90,000 3,470,625 75954810
Scopus Technology, Inc. (a)  117,600  2,910,600  80917210
Segue Software, Inc. (a)  20,000  167,500  81580710
Siebel Systems, Inc.   174,100  6,289,363  82617010
Sybase, Inc.   45,000  838,125  87113010
Symantec Corp. (a)  100,000  2,406,250  87150310

 SHARES VALUE (NOTE 1)
Vantive Corp. (a)  192,100 $ 5,859,050  92209110
Veritas Software Corp. (a)  11,072  698,920  92343610
  213,680,800
TOTAL COMPUTER SERVICES & SOFTWARE   273,807,551
COMPUTERS & OFFICE EQUIPMENT - 11.8%
COMPUTER EQUIPMENT - WHOLESALE - 1.7%
CDW Computer Centers, Inc. (a)  25,700  1,872,888  12512910
Tech Data Corp. (a)  159,600  6,214,425  87823710
  8,087,313
COMPUTER STORAGE DEVICES - 1.4%
Adaptec, Inc.   139,800  6,710,400  00651F10
COMPUTERS & OFFICE EQUIPMENT - 1.6%
International Business Machines Corp. 65,000 6,556,875 45920010 MICROS Systems, Inc. (a) 20,000 935,000 59490110
  7,491,875
MINI & MICRO COMPUTERS - 7.1%
Compaq Computer Corp. (a)  288,750  18,913,125  20449310
Dell Computer Corp. (a)  170,000  13,950,625  24702510
  32,863,750
TOTAL COMPUTERS & OFFICE EQUIPMENT   55,153,338
ELECTRONIC INSTRUMENTS - 1.7%
Teradyne, Inc. (a)  145,900  8,124,806  88077010
ELECTRONICS - 9.1%
SEMICONDUCTORS - 9.1%
Altera Corp. (a)  47,800  2,545,350  02144110
Intel Corp.   77,000  7,093,625  45814010
Intel Corp. warrants 3/14/98 (a)  23,000  1,647,375  45814014
LSI Logic Corp. (a)  40,000  1,287,500  50216110
Micron Technology, Inc. (a)  175,000  7,798,438  59511210
Texas Instruments, Inc.   145,000  16,475,625  88250810
VLSI Technology, Inc. (a)  20,000  660,000  91827010
Xilinx, Inc. (a)  100,000  4,750,000  98391910
  42,257,913
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
SPECIAL INDUSTRIAL MACHINERY, NEC - 0.1%
ASM Lithography Holding NV (a)  5,000  425,000  04599S23
LODGING & GAMING - 1.1%
HOTELS, MOTELS, & TOURIST COURTS - 0.6%
HFS, Inc.   50,000  2,784,375  40418110
RACING & GAMING - 0.5%
WMS Industries, Inc.   87,100  2,150,281  92929710
TOTAL LODGING & GAMING   4,934,656
PUBLISHING - 0.7%
BOOK PUBLISHING & PRINTING - 0.7%
Cognizant Corp.   81,300  3,414,600  19244110
SERVICES - 3.5%
COMMERCIAL, ECONOMIC, SOCIAL & EDUCATIONAL
RESEARCH - 0.9%
Gartner Group, Inc. Class A (a)  155,000  4,097,813  36665110
MANAGEMENT CONSULTING SERVICES - 1.7%
Registry, Inc. (a)  169,700  7,784,988  75913U10
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
SERVICES - CONTINUED
PERSONNEL SUPPLY SERVICES - 0.9%
AccuStaff, Inc. (a)  105,000 $ 2,789,063  00440110
Computer Horizons Corp. (a)  36,300  1,442,925  20590810
  4,231,988
TOTAL SERVICES   16,114,789
TOTAL COMMON STOCKS
 (Cost $332,709,757)   414,009,903
NONCONVERTIBLE PREFERRED STOCKS - 1.0%
COMPUTER SERVICES & SOFTWARE - 1.0%
PREPACKAGED COMPUTER SOFTWARE - 1.0%
SAP AG  20,000  4,600,498  80899893
TOTAL NONCONVERTIBLE PREFERRED STOCKS
 (Cost $4,833,043)   4,600,498
CASH EQUIVALENTS - 10.1%
Taxable Central Cash Fund (b)
 (Cost $46,872,089)  46,872,089  46,872,089  31635A10
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $384,414,889) $ 465,482,490
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.65%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage. OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $384,420,702 and $403,614,891, respectively (see Note 3 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $44,528 for the period (see Note 4 of Notes to Financial Statements).
The fund participated in the securities lending program. At the period end, the value of securities loaned and the value of collateral amounted to $19,889,489 and $20,300,500, respectively (see Note 6 of Notes to Financial Statements).
INCOME TAX INFORMATION
At August 31, 1997, the aggregate cost of investment securities for income tax purposes was $384,482,072. Net unrealized appreciation aggregated $81,000,418, of which $89,039,311 related to appreciated investment securities and $8,038,893 related to depreciated investment securities.
SOFTWARE AND COMPUTER SERVICES PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31,
1997
(UNAUDITED)

ASSETS

INVESTMENT IN                       $ 465,482,490
SECURITIES, AT
VALUE
(COST
$384,414,88
9) - SEE
ACCOMPANYIN
G SCHEDULE

CASH                                 709,500

RECEIVABLE FOR                       15,244,433
INVESTMENTS
SOLD

RECEIVABLE FOR                       628,554
FUND SHARES
SOLD

DIVIDENDS                            21,000
RECEIVABLE

INTEREST                             257,203
RECEIVABLE

REDEMPTION FEES                      1,425
RECEIVABLE

OTHER                                105,377
RECEIVABLES

 TOTAL ASSETS                        482,449,982

LIABILITIES

PAYABLE FOR           $ 8,749,856
INVESTMENTS
PURCHASED

PAYABLE FOR            2,170,409
FUND SHARES
REDEEMED

ACCRUED                228,872
MANAGEMENT
FEE

OTHER PAYABLES         366,073
AND
ACCRUED
EXPENSES

COLLATERAL ON          20,300,500
SECURITIES
LOANED,
AT VALUE

 TOTAL LIABILITIES                   31,815,710

NET ASSETS                          $ 450,634,272

NET ASSETS
CONSIST OF:

PAID IN CAPITAL                     $ 335,434,757

ACCUMULATED                          (1,578,281)
NET INVESTMENT
(LOSS)

ACCUMULATED                          35,710,195
UNDISTRIBUTED
NET REALIZED
GAIN (LOSS) ON
INVESTMENTS
AND FOREIGN
CURRENCY
TRANSACTIONS

NET UNREALIZED                       81,067,601
APPRECIATION
(DEPRECIATION)
ON
INVESTMENTS

NET ASSETS, FOR                     $ 450,634,272
10,299,395
SHARES
OUTSTANDING

NET ASSET                            $43.75
VALUE AND
REDEMPTION
PRICE PER
SHARE
($450,634,2
72 (DIVIDED BY)
10,299,395
SHARES)

MAXIMUM                              $45.10
OFFERING PRICE
PER SHARE
(100/97.00
OF $43.75)

STATEMENT OF OPERATIONS
 SIX MONTHS
ENDED AUGUST
31, 1997
(UNAUDITED)

INVESTMENT                         $ 121,940
INCOME
DIVIDENDS

INTEREST                            1,351,065
(INCLUDING
INCOME ON
SECURITIES
LOANED OF
$542,405)

 TOTAL INCOME                       1,473,005

EXPENSES

MANAGEMENT           $ 1,264,853
FEE

TRANSFER AGENT        1,523,008
FEES

ACCOUNTING AND        225,078
SECURITY
LENDING FEES

NON-INTERESTED        917
TRUSTEES'
COMPENSATION

CUSTODIAN FEES        21,659
AND EXPENSES

REGISTRATION FEES     36,150

AUDIT                 16,565

LEGAL                 1,633

MISCELLANEOUS         3,877

 TOTAL EXPENSES       3,093,740
BEFORE
REDUCTIONS

 EXPENSE              (42,454)      3,051,286
REDUCTIONS

NET INVESTMENT                      (1,578,281)
INCOME (LOSS)

REALIZED AND                        38,095,197
UNREALIZED
GAIN (LOSS)
NET REALIZED
GAIN (LOSS) ON
INVESTMENT
SECURITIES

CHANGE IN NET                       45,714,184
UNREALIZED
APPRECIATION
(DEPRECIATION)
ON INVESTMENT
SECURITIES

NET GAIN (LOSS)                     83,809,381

NET INCREASE                       $ 82,231,100
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                              $ 673,530
INFORMATION
SALES CHARGES
PAID TO FDC

 DEFERRED SALES                    $ 3,621
CHARGES
WITHHELD
 BY FDC

 EXCHANGE FEES                     $ 60,825
WITHHELD BY
FSC

 EXPENSE                           $ 34,649
REDUCTIONS
 DIRECTED
BROKERAGE
ARRANGEMENTS

  CUSTODIAN                         7,805
CREDITS

                                   $ 42,454

STATEMENT OF CHANGES IN NET ASSETS
INCREASE         SIX MONTHS ENDED   YEAR ENDED
(DECREASE) IN    AUGUST 31, 1997    FEBRUARY 28,
NET ASSETS       (UNAUDITED)        1997

OPERATIONS          $ (1,578,281)    $ (2,797,099)
NET
INVESTMENT
INCOME (LOSS)

 NET REALIZED        38,095,197       61,210,968
GAIN (LOSS)

 CHANGE IN NET       45,714,184       (9,105,850)
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE        82,231,100       49,308,019
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

DISTRIBUTIONS TO     (24,600,090)     (32,120,784)
SHAREHOLDERS
FROM NET
REALIZED GAINS

SHARE                142,902,523      568,629,736
TRANSACTIONS
NET PROCEEDS
FROM SALES OF
SHARES

 REINVESTMENT        24,279,066       31,720,922
OF
DISTRIBUTIONS

 COST OF SHARES      (164,142,098)    (566,265,440)
REDEEMED

 REDEMPTION          264,915          793,106
FEES

 NET INCREASE        3,304,406        34,878,324
(DECREASE)
IN NET
ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL              60,935,416       52,065,559
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 BEGINNING OF        389,698,856      337,633,297
PERIOD

 END OF PERIOD      $ 450,634,272    $ 389,698,856
(INCLUDING
ACCUMULATED
NET INVESTMENT
LOSS OF
$1,578,281
AND $0,
RESPECTIVELY)

OTHER
INFORMATION
SHARES

 SOLD                3,627,845        14,976,546

 ISSUED IN           711,794          840,597
REINVESTMENT
OF
DISTRIBUTIONS

 REDEEMED            (4,140,406)      (15,044,201)

 NET INCREASE        199,233          772,942
(DECREASE)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

             SIX MONTHS ENDED   YEAR ENDED     YEAR ENDED     YEARS ENDED           TEN MONTHS ENDED
             AUGUST 31, 1997    FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,          FEBRUARY 28,

SELECTED     (UNAUDITED)        1997           1996           1995           1994   1993
PER-SHARE
DATA



NET ASSET VALUE,     $ 38.58       $ 36.20     $ 29.07     $ 28.89     $ 27.62     $ 21.63
BEGINNING OF
PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET                  (.15)         (.25)       (.19)       (.26)       (.34)       (.07) E
INVESTMENT
INCOME (LOSS) D

 NET REALIZED         7.76          5.87        11.85       .67         7.92        5.88
AND
UNREALIZED
GAIN

 TOTAL FROM           7.61          5.62        11.66       .41         7.58        5.81
INVESTMENT
OPERATIONS

LESS
DISTRIBUTIONS

 FROM NET             (2.46)        (3.31)      (4.60)      (.33)       (6.48)      -
REALIZED GAIN

REDEMPTION FEES       .02           .07         .07         .10         .17         .18
ADDED TO PAID
IN CAPITAL

NET ASSET VALUE,     $ 43.75       $ 38.58     $ 36.20     $ 29.07     $ 28.89     $ 27.62
END OF PERIOD

TOTAL RETURN B, C     21.58%        16.14%      40.17%      1.97%       33.19%      27.69%

RATIOS AND
SUPPLEMENTAL
DATA

NET ASSETS, END      $ 450,634     $ 389,699   $ 337,633   $ 236,445   $ 178,034   $ 151,212
OF PERIOD
(000 OMITTED)

RATIO OF              1.45% A       1.54%       1.48%       1.52%       1.57%       1.64% A
EXPENSES TO
AVERAGE NET
ASSETS

RATIO OF              1.43% A, F    1.51% F     1.47% F     1.50% F     1.57%       1.64% A
EXPENSES TO
AVERAGE NET
ASSETS AFTER
EXPENSE
REDUCTIONS

RATIO OF NET          (.74)% A      (.66)%      (.54)%      (1.01)%     (1.19)%     (.37)% A
INVESTMENT
INCOME (LOSS)
TO AVERAGE NET
ASSETS

PORTFOLIO             197% A        279%        183%        164%        376%        402% A
TURNOVER RATE

AVERAGE              $ .0356       $ .0427
COMMISSION
RATE G


A ANNUALIZED B
 THE TOTAL RETURNS
WOULD HAVE BEEN
LOWER HAD CERTAIN
EXPENSES NOT
BEEN REDUCED
DURING THE PERIODS
SHOWN (SEE NOTE
8 OF NOTES TO
FINANCIAL
STATEMENTS). C
 TOTAL RETURNS DO
NOT INCLUDE THE
ONE TIME SALES
CHARGE AND FOR
PERIODS OF LESS
THAN ONE YEAR ARE
NOT
ANNUALIZED. D
NET INVESTMENT
INCOME (LOSS) PER
SHARE HAS BEEN
CALCULATED BASED
ON AVERAGE SHARES
OUTSTANDING
DURING THE
PERIOD. E
INVESTMENT
INCOME PER SHARE
REFLECTS DIVIDENDS
RECEIVED IN ARREARS
WHICH AMOUNTED
TO $.03 PER
SHARE F FMR
OR THE FUND HAS
ENTERED INTO
VARYING
ARRANGEMENTS
WITH THIRD PARTIES
WHO EITHER PAID OR
REDUCED A PORTION
OF THE FUND'S
EXPENSES (SEE
NOTE 8  OF NOTES
TO FINANCIAL
STATEMENTS). G
 FOR FISCAL YEARS
BEGINNING ON OR
AFTER SEPTEMBER
1, 1995, A FUND
IS REQUIRED TO
DISCLOSE ITS
AVERAGE
COMMISSION RATE
PER SHARE FOR
SECURITY TRADES ON
WHICH
COMMISSIONS ARE
CHARGED.  THIS
AMOUNT MAY VARY
FROM PERIOD TO
PERIOD AND FUND TO
FUND DEPENDING
ON THE MIX OF
TRADES EXECUTED IN
VARIOUS MARKETS
WHERE TRADING
PRACTICES AND
COMMISSION RATE
STRUCTURES MAY
DIFFER.

TECHNOLOGY PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value), but does not include certain fees paid by shareholders upon exchange or redemption.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED             PAST 6   PAST 1   PAST 5    PAST 10
AUGUST 31, 1997           MONTHS   YEAR     YEARS     YEARS

TECHNOLOGY                27.56%   61.98%   282.73%   343.90%

TECHNOLOGY                23.74%   57.12%   271.25%   330.59%
(INCL. 3% SALES CHARGE)

S&P 500                   14.78%   40.65%   146.47%   266.19%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one, five or 10 years. You can compare the fund's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvestment of dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED             PAST 1   PAST 5   PAST 10
AUGUST 31, 1997           YEAR     YEARS    YEARS

TECHNOLOGY                61.98%   30.79%   16.07%

TECHNOLOGY                57.12%   30.00%   15.72%
(INCL. 3% SALES CHARGE)

S&P 500                   40.65%   19.77%   13.86%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19970831 19970909 151130 S00000000000001
             Technology                  S&P 500
             00064                       SP001
  1987/08/31       9700.00                    10000.00
  1987/09/30       9749.26                     9781.00
  1987/10/31       6318.90                     7674.17
  1987/11/30       5495.61                     7041.82
  1987/12/31       6291.69                     7577.70
  1988/01/31       5952.39                     7896.72
  1988/02/29       6542.47                     8264.71
  1988/03/31       6472.40                     8009.33
  1988/04/30       6719.49                     8098.24
  1988/05/31       6535.09                     8168.69
  1988/06/30       7136.23                     8543.63
  1988/07/31       6605.17                     8511.17
  1988/08/31       5996.65                     8221.79
  1988/09/30       6158.92                     8572.04
  1988/10/31       5904.45                     8810.34
  1988/11/30       5727.43                     8684.35
  1988/12/31       6122.04                     8836.33
  1989/01/31       6616.23                     9483.15
  1989/02/28       6435.52                     9247.02
  1989/03/31       6317.50                     9462.47
  1989/04/30       6774.81                     9953.57
  1989/05/31       7328.01                    10356.69
  1989/06/30       6678.93                    10297.66
  1989/07/31       6796.94                    11227.54
  1989/08/31       6944.46                    11447.60
  1989/09/30       7110.42                    11400.66
  1989/10/31       7058.79                    11136.17
  1989/11/30       7077.23                    11363.35
  1989/12/31       7162.05                    11636.07
  1990/01/31       7014.53                    10855.29
  1990/02/28       7409.15                    10995.32
  1990/03/31       7755.81                    11286.70
  1990/04/30       7405.46                    11004.53
  1990/05/31       8360.64                    12077.47
  1990/06/30       8434.40                    11995.34
  1990/07/31       7984.47                    11956.96
  1990/08/31       6896.52                    10876.05
  1990/09/30       6310.13                    10346.39
  1990/10/31       6490.84                    10301.90
  1990/11/30       7464.46                    10967.40
  1990/12/31       7914.40                    11273.39
  1991/01/31       9249.45                    11764.91
  1991/02/28       9717.82                    12606.10
  1991/03/31      10495.98                    12911.17
  1991/04/30       9979.66                    12942.15
  1991/05/31      10532.86                    13501.25
  1991/06/30       9511.05                    12882.90
  1991/07/31      10564.13                    13483.24
  1991/08/31      11083.25                    13802.79
  1991/09/30      11138.87                    13572.29
  1991/10/31      11439.22                    13754.15
  1991/11/30      11064.71                    13199.86
  1991/12/31      12581.63                    14709.93
  1992/01/31      13060.12                    14436.32
  1992/02/29      13264.12                    14623.99
  1992/03/31      12210.71                    14338.83
  1992/04/30      12032.66                    14760.39
  1992/05/31      12151.36                    14832.71
  1992/06/30      11282.65                    14611.71
  1992/07/31      11857.51                    15209.33
  1992/08/31      11250.26                    14897.53
  1992/09/30      11800.83                    15073.32
  1992/10/31      12497.14                    15126.08
  1992/11/30      13509.22                    15641.88
  1992/12/31      13679.25                    15834.28
  1993/01/31      14096.22                    15967.28
  1993/02/28      14015.26                    16184.44
  1993/03/31      14197.43                    16525.93
  1993/04/30      14156.72                    16126.00
  1993/05/31      15584.93                    16558.18
  1993/06/30      16346.05                    16606.20
  1993/07/31      15911.76                    16539.77
  1993/08/31      16762.42                    17166.63
  1993/09/30      17022.10                    17034.45
  1993/10/31      16686.31                    17387.06
  1993/11/30      16525.13                    17221.88
  1993/12/31      17598.37                    17430.27
  1994/01/31      18484.42                    18022.90
  1994/02/28      19006.96                    17534.48
  1994/03/31      18366.28                    16769.97
  1994/04/30      17996.36                    16984.63
  1994/05/31      18024.73                    17263.18
  1994/06/30      16497.45                    16840.23
  1994/07/31      17135.79                    17392.59
  1994/08/31      18942.04                    18105.69
  1994/09/30      18847.48                    17662.10
  1994/10/31      19552.01                    18059.49
  1994/11/30      19282.49                    17401.77
  1994/12/31      19556.74                    17659.84
  1995/01/31      18795.46                    18117.75
  1995/02/28      19883.00                    18823.80
  1995/03/31      21093.47                    19379.29
  1995/04/30      22683.31                    19950.01
  1995/05/31      23560.81                    20747.42
  1995/06/30      25749.68                    21229.38
  1995/07/31      28352.92                    21933.35
  1995/08/31      29230.42                    21988.40
  1995/09/30      30575.92                    22916.31
  1995/10/31      30117.67                    22834.50
  1995/11/30      29961.67                    23836.93
  1995/12/31      28123.93                    24296.03
  1996/01/31      28408.95                    25123.07
  1996/02/29      29965.61                    25355.96
  1996/03/31      27647.07                    25600.14
  1996/04/30      30027.95                    25977.48
  1996/05/31      30842.36                    26647.44
  1996/06/30      28648.44                    26748.97
  1996/07/31      25590.24                    25567.20
  1996/08/31      26581.94                    26106.41
  1996/09/30      29989.17                    27575.68
  1996/10/31      29773.10                    28336.22
  1996/11/30      33446.26                    30478.15
  1996/12/31      32572.63                    29874.38
  1997/01/31      36427.75                    31740.93
  1997/02/28      33754.32                    31989.78
  1997/03/31      31519.63                    30675.32
  1997/04/30      33356.89                    32506.64
  1997/05/31      36902.49                    34485.64
  1997/06/30      37582.01                    36030.60
  1997/07/31      41887.86                    38897.55
  1997/08/29      43058.52                    36618.51
IMATRL PRASUN   SHR__CHT 19970831 19970909 151156 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Select Technology Portfolio on August 31, 1987, and the current maximum 3% sales charge was paid. As the chart shows, by August 31, 1997, the value of the investment would have grown to $43,059 - a 330.59% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $36,619 - a 266.19% increase. INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1997
                            % OF FUND'S
                            INVESTMENTS

COMPAQ COMPUTER CORP.       10.0

APPLIED MATERIALS, INC.     9.3

TERADYNE, INC.              5.9

ADVANTEST CORP.             5.2

KLA-TENCOR CORP.            2.7

LUCENT TECHNOLOGIES, INC.   2.6

LAM RESEARCH CORP.          1.7

READ-RITE CORP.             1.7

WESTERN DIGITAL CORP.       1.6

SILICON GRAPHICS, INC.      1.5

TOP INDUSTRIES AS OF AUGUST 31, 1997
ROW: 1, COL: 1, VALUE: 43.3
ROW: 1, COL: 2, VALUE: 4.7
ROW: 1, COL: 3, VALUE: 10.1
ROW: 1, COL: 4, VALUE: 13.6
ROW: 1, COL: 5, VALUE: 14.1
ROW: 1, COL: 6, VALUE: 14.2






SEMICONDUCTOR CAPITAL
EQUIPMENT 14.5%
ELECTRONIC EQUIPMENT 14.2%
SEMICONDUCTORS 13.6%
MINI & MICRO COMPUTERS 10.1%
TELEPHONE EQUIPMENT 4.7%
ALL OTHERS 42.9%
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
TECHNOLOGY PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



Adam Hetnarski, Portfolio Manager
of Fidelity Select
Technology Portfolio
Q. HOW DID THE FUND PERFORM, ADAM?
A. The fund performed very well. For the six months that ended August 31, 1997, the fund returned 27.56%, compared to a return of 14.78% by the Standard & Poor's 500 Index. During the 12 months that ended August 31, 1997, the fund generated a return of 61.98%, far outpacing the 40.65% return of the S&P 500 over the same period.
Q. WHAT HELPED THE FUND OUTPERFORM THE S&P 500?
A. Being invested in the right stocks at the right time paid off for the fund. For example, the fund was heavily overweighted in semiconductor capital equipment companies during the period. These companies reported robust order and revenue growth throughout the first half of 1997, which helped the fund's performance. Conversely, staying away from the wrong stocks at the right time also helped performance. For instance, the fund was underweighted in networking stocks when the companies in that sector imploded in March and April. By that I mean pricing pressures surfaced in the industry and many analysts cut first-quarter earnings estimates for several large networking companies. I anticipated problems in the industry, so the fund reduced its exposure to those stocks. Therefore, the fund's performance wasn't hurt as much when the market dipped during those months.
Q. HOW WOULD YOU DESCRIBE THE INVESTING ENVIRONMENT DURING THE PERIOD?
A. The stock market achieved substantial gains over the past 12 months, largely fueled by a narrow group of the larger-cap stocks at the top of the S&P 500 Index. Several of the best-performing stocks in the index were technology stocks, including Microsoft, Compaq and Intel. Even in August when many of the large-cap stocks in the S&P 500 experienced a slight correction, the fund was able to outperform the index because of its focus on technology stocks.
Q. AT THE END OF THE PERIOD, APPLIED MATERIALS REPRESENTED ABOUT 9% OF THE FUND'S INVESTMENTS AND COMPAQ ACCOUNTED FOR ABOUT 10%. WHAT DID YOU FIND ATTRACTIVE ABOUT THESE STOCKS?
A. These companies are involved in different industries, but the story for both is the same: improving fundamentals. Compaq's year-over-year unit growth last quarter was stronger than it's been in two or three years. Margins continued to improve, along with return on assets and return on equity. The same holds true for Applied Materials, a semiconductor capital equipment company. Orders improved and, even in the trough of the cycle, the company generated net margins of more than 10%.
Q. WHAT WOULD YOU CHARACTERIZE AS THE BIGGEST DISAPPOINTMENT DURING
THE PERIOD?
A. I had the fund positioned too defensively late in the period because I thought the technology sector might underperform the broad market, especially after Intel missed expectations for its second-quarter sales and warned that revenue in the September quarter would be flat compared to its previous quarter. Seagate Technologies and Western Digital also reported earnings that came in lower than analysts' estimates. In short, there was every indication that PC sales were going to be weak, and I positioned the fund accordingly. However, the technology market actually rallied dramatically in July, and the fund's positioning didn't allow it to reap all of the rewards of that upswing.
Q. WHAT'S YOUR OUTLOOK FOR THE TECHNOLOGY MARKET OVER THE NEXT SIX
MONTHS?
A. It's hard to say, since so many technology stocks are trading close to peak valuations. In addition, it's difficult to predict PC unit growth going forward. Basically, I'm more cautious going into the next six to 12 months. However, technology represents about 12%-14% of the S&P 500 and it's growing faster than any other segment of the index. Technology companies also have better operating margins, return on equity and return on assets than most other segments. They are the beneficiaries of government, corporate and consumer spending as technological change becomes more of a driving force behind the growing global economy. Therefore, I think technology can outperform the broader market in the long run.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


FUND FACTS
START DATE: July 14, 1981
FUND NUMBER: 064
TRADING SYMBOL: FSPTX
SIZE: as of August 31, 1997, more than
$636 million
MANAGER: Adam Hetnarski, since 1996; analyst, networking, electronics, CAD/CAM, and technology sectors, since 1994; structured equity analyst and portfolio manager, Fidelity
Management Trust Company, 1992-1994;
joined Fidelity in 1991
(checkmark)
TECHNOLOGY PORTFOLIO
INVESTMENTS AUGUST 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 88.0%
 SHARES VALUE (NOTE 1)
ADVERTISING - 0.3%
Lycos, Inc. (a)   68,600 $ 2,148,038  55081810
AEROSPACE & DEFENSE - 0.4%
AIRCRAFT EQUIPMENT - 0.4%
BE Aerospace, Inc. (a)  84,000  2,982,000
BROADCASTING - 0.3%
COMMUNICATIONS SERVICES - 0.1%
Advanced Communication
 Systems, Inc.   45,600  501,600  00750X10
RADIO BROADCASTING - 0.2%
American Radio Systems Corp.
 Class A  35,300  1,738,525  02916110
TOTAL BROADCASTING   2,240,125
BUILDING MATERIALS - 0.7%
FLAT GLASS - 0.7%
Toshiba Ceramics Co., Ltd.  427,000  4,383,107  89149499
COMMUNICATIONS EQUIPMENT - 5.6%
DATACOMMUNICATIONS EQUIPMENT - 0.9%
Aspect Telecommunications Corp. (a)   1,600  35,200  04523710
Level One Communications, Inc. (a)   91,500  3,259,688  52729510
Network General Corp. (a)  179,200  2,979,200  64121010
  6,274,088
TELEPHONE EQUIPMENT - 4.7%
Ascend Communications, Inc. (a)   217,600  9,234,400  04349110
Ericsson (L.M.) Telephone Co.
 Class B ADR  26,500  1,104,719  29482140
Lucent Technologies, Inc.   225,900  17,591,963  54946310
Matsushita Communication
 Industrial Co. Ltd.   45,000  1,463,990  57688099
Nokia Corp. AB sponsored ADR  22,700  1,759,250  65490220
  31,154,322
TOTAL COMMUNICATIONS EQUIPMENT   37,428,410
COMPUTER SERVICES & SOFTWARE - 5.2%
COMPUTER SERVICES - 1.0%
Cerner Corp. (a)   43,700  1,289,150  15678210
Computer Learning Centers, Inc. (a)  83,900  4,027,200  20519910
HBO & Co.   6,362  455,678  40410010
Software Artistry, Inc.   26,400  323,400  83402810
Syntel, Inc.   13,900  234,563  87162H10
  6,329,991
CUSTOM COMPUTER PROGRAMMING SERVICES - 0.7%
Saville Systems Ireland PLC
 sponsored ADR  65,700  4,393,688  80517410
PREPACKAGED COMPUTER SOFTWARE - 3.5%
Broderbund Software, Inc. (a)  117,900  3,478,050  11201410
Eagle Point Software Corp. (a)   227,900  740,675  26982410
Electronic Arts, Inc. (a)   32,108  989,328  28551210
Microsoft Corp. (a)   25,000  3,304,688  59491810
PeopleSoft, Inc.   23,200  1,305,000  71271310
Siebel Systems, Inc.   46,400  1,676,200  82617010
Spectrum Holobyte, Inc. (a)   1,336,600  6,432,388  84762J10
Systems & Computer Technology Corp. (a)   97,200  3,426,300  87187310
Vantive Corp.   71,300  2,174,650  92209110
  23,527,279
TOTAL COMPUTER SERVICES & SOFTWARE   34,250,958

 SHARES VALUE (NOTE 1)
COMPUTERS & OFFICE EQUIPMENT - 17.7%
COMPUTER PERIPHERALS - 3.0%
EMC Corp.   49,000 $ 2,514,313  26864810
Fore Systems, Inc. (a)   242,800  4,962,225  34544910
Galileo Technology Ltd.   57,400  1,786,575  36399N22
Western Digital Corp.   220,900  10,630,813  95810210
  19,893,926
COMPUTER STORAGE DEVICES - 2.4%
Quantum Corp.   137,100  4,807,069  74790610
Read-Rite Corp.   385,000  11,044,688  75524610
  15,851,757
GRAPHICS WORKSTATIONS - 1.5%
Silicon Graphics, Inc. (a)  368,500  10,110,719  82705610
MINI & MICRO COMPUTERS - 10.1%
Compaq Computer Corp. (a)  1,017,450  66,642,975  20449310
Dell Computer Corp.   8,600  705,738  24702510
  67,348,713
OFFICE AUTOMATION - 0.7%
Nam Tai Electronics, Inc.   184,200  4,605,000  62986520
TOTAL COMPUTERS & OFFICE EQUIPMENT   117,810,115
CREDIT & OTHER FINANCE - 0.2%
MORTGAGE BANKERS - 0.2%
New Century Financial Corp.   71,300  1,203,188  64352D10
DRUGS & PHARMACEUTICALS - 1.1%
COMMERCIAL LABORATORY RESEARCH - 0.0%
Millennium Pharmaceuticals, Inc. (a)   14,900  201,150  59990210
DRUGS - 1.1%
Barr Laboratories, Inc. (a)   61,800  2,425,650  06830610
Bristol-Myers Squibb Co.   61,700  4,689,200  11012210
  7,114,850
TOTAL DRUGS & PHARMACEUTICALS   7,316,000
ELECTRICAL EQUIPMENT - 0.1%
Vicor Corp.   20,900  525,113  92581510
ELECTRONIC INSTRUMENTS - 29.4%
ELECTRONIC EQUIPMENT - 14.2%
Advantest Corp.   379,400  34,548,015  00799010
Anadigics, Inc.   46,900  2,321,550  03251510
Cohu, Inc.   35,400  1,982,400  19257610
Credence Systems Corp. (a)  92,200  4,339,163  22530210
Helix Technology Corp.   140,500  8,394,875  42331910
LTX Corp. (a)  490,100  3,874,853  50239210
Teradyne, Inc. (a)   699,600  38,958,975  88077010
  94,419,831
INDUSTRIAL MEASUREMENT INSTRUMENTS - 0.2%
ADE Corp.   33,300  1,365,300  00089C10
LAB. & RESEARCH EQUIPMENT - 0.9%
Newport Corp.   26,900  349,700  65182410
Tokyo Seimitsu Co. Ltd.   229,000  5,781,871  89799792
  6,131,571
SEMICONDUCTOR CAPITAL EQUIPMENT - 14.1%
Applied Materials, Inc. (a)  653,800  61,702,375  03822210
KLA-Tencor Corp. (a)   257,000  18,214,875  48248010
Lam Research Corp.   203,682  11,508,033  51280710
Novellus Systems, Inc.   2,500  286,563  67000810
Silicon Valley Group, Inc. (a)   61,600  2,079,000  82706610
  93,790,846
TOTAL ELECTRONIC INSTRUMENTS   195,707,548
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
ELECTRONICS - 15.3%
ELECTRONIC PARTS - WHOLESALE - 0.4%
Audiovox Corp. Class A (a)  289,200 $ 2,259,375  05075710
ELECTRONICS & ELECTRONIC COMPONENTS - 0.4%
Advanced Energy Industries, Inc. (a)   84,700  2,668,050  00797310
PRINTED CIRCUIT BOARDS - 0.9%
DII Group, Inc. (a)   111,400  6,099,150  23294910
SEMICONDUCTORS - 13.6%
Actel Corp.   35,100  712,969  00493410
Alliance Semiconductor Corp.   385,400  5,106,550  01877H10
Electroglas, Inc. (a)  190,000  6,080,000  28532410
Integrated Circuit Systems, Inc. (a)   71,700  2,473,650  45811K10
Integrated Device Technology, Inc.   697,900  9,508,888  45811810
Intel Corp.   70,100  6,457,963  45814010
Intel Corp. warrants 3/14/98 (a)  141,900  10,163,588  45814014
International Rectifier Corp.   19,200  438,000  46025410
Lattice Semiconductor Corp. (a)   26,600  1,694,088  51841510
Linear Technology Corp.   100  6,556  53567810
Maxim Integrated Products, Inc.   14,300  988,488  57772K10
Micron Technology, Inc.   7,000  311,938  59511210
PMC-Sierra, Inc. (a)   31,700  909,394  69344F10
Quality Semiconductor, Inc. (a) (d)  369,400  5,587,175  74758B10
RF Micro Devices, Inc. (d)  228,000  4,275,000  74994110
Texas Instruments, Inc.   75,100  8,533,238  88250810
Tokyo Electron Ltd.  184,000  9,976,822  89499999
Unitrode Corp.   6,700  522,600  91328310
VLSI Technology, Inc.   273,000  9,009,000  91827010
Vitesse Semiconductor Corp. (a)   162,900  7,676,663  92849710
  90,432,570
TOTAL ELECTRONICS   101,459,145
ENERGY SERVICES - 2.3%
DRILLING - 2.3%
Cliffs Drilling Co. (a)   99,900  4,763,981  18682C10
ENSCO International, Inc.   56,500  3,587,750  26874Q10
Falcon Drilling, Inc. (a)   146,900  4,627,350  30591410
Transocean Offshore, Inc.   21,100  2,005,813  89381710
  14,984,894
INDUSTRIAL MACHINERY & EQUIPMENT - 3.6%
FARM MACHINERY & EQUIPMENT - 0.5%
Case Corp.   47,000  3,151,938  14743R10
GENERAL INDUSTRIAL MACHINERY - 1.0%
Tyco International Ltd.  90,160  7,071,925  90212410
SPECIAL INDUSTRIAL MACHINERY - 2.1%
ASM Lithography Holding NV  105,800  8,993,000  04599S23
Semitool, Inc.   57,600  1,123,200  81690910
Asyst Technologies, Inc. (a)  111,400  3,808,488  04648X10
  13,924,688
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   24,148,551
LEASING & RENTAL - 0.2%
EQUIPMENT RENTAL & LEASING - 0.2%
Alrenco, Inc. (a)  33,200  522,900  02109K10
Rent-Way, Inc. (a)   34,700  628,938  76009U10
  1,151,838

 SHARES VALUE (NOTE 1)
LODGING & GAMING - 0.3%
RACING & GAMING - 0.3%
Penn National Gaming, Inc. (a)   122,900 $ 2,181,475  70756910
MEDICAL FACILITIES MANAGEMENT - 0.2%
HOSPITALS - 0.1%
Health Management Associates, Inc.
 Class A (a)  26,500  783,406  42193310
HMOS & OUTPATIENT CARE - 0.1%
United HealthCare Corp.   17,700  860,663  91058110
TOTAL MEDICAL FACILITIES MANAGEMENT   1,644,069
METALS & MINING - 0.4%
NONFERROUS WIRE - 0.4%
AFC Cable Systems, Inc. (a)   78,800  2,364,000  00095010
OIL & GAS - 0.3%
CRUDE PETROLEUM & GAS - 0.3%
Ocean Energy, Inc.   31,300  2,012,981  67481210
PACKAGING & CONTAINERS - 0.0%
GLASS CONTAINERS - 0.0%
Corning, Inc.   2,700  142,763  21935010
PAPER & FOREST PRODUCTS - 0.5%
PAPER - 0.5%
Champion International Corp.   53,800  3,184,282  15852510
PRECIOUS METALS - 0.3%
GOLD ORES - 0.3%
Newmont Mining Corp.   53,400  2,259,488  65163910
RAILROADS - 0.5%
Kansas City Southern Industries, Inc.   45,300  3,391,838  48517010
RESTAURANTS - 0.4%
Starbucks Corp. (a)  60,100  2,464,100  85524410
RETAIL & WHOLESALE, MISCELLANEOUS - 0.8%
STATIONERY & OFFICE SUPPLIES - WHOLESALE - 0.8%
Corporate Express, Inc.   209,100  3,567,769  21988810
IKON Office Solutions, Inc.   74,900  1,947,400  45171310
  5,515,169
SERVICES - 0.9%
MANAGEMENT CONSULTING SERVICES - 0.4%
Hagler Bailly, Inc.   124,300  2,687,988  40518310
MANAGEMENT SERVICES - 0.5%
Maximus, Inc.   146,600  3,353,475  57793310
TOTAL SERVICES   6,041,463
SHIPPING - 0.2%
Trico Marine Services, Inc.   36,900  1,143,900  89610610
TELEPHONE SERVICES - 0.8%
Brooks Fiber Properties, Inc. (a)   67,800  2,279,775  11439910
Teleport Communications Group, Inc.
 Class A (a)  89,400  3,251,92  879463106
  5,531,701
TOTAL COMMON STOCKS
 (Cost $515,803,663)   585,616,259
CONVERTIBLE BONDS - 0.8%
 PRINCIPAL VALUE
 AMOUNT  (NOTE 1)
COMPUTER SERVICES & SOFTWARE - 0.4%
PREPACKAGED COMPUTER SOFTWARE - 0.4%
Vantive Corp. 4 3/4%,
 9/1/02 (c)  $ 2,650,000 $ 2,669,875  922091AA
ELECTRONIC INSTRUMENTS - 0.4%
SEMICONDUCTOR CAPITAL EQUIPMENT - 0.4%
Lam Research Corp. 5%,
 9/1/02 (c)   2,640,000  2,640,000  512807AB
TOTAL CONVERTIBLE BONDS
 (Cost $5,402,200)   5,309,875
CASH EQUIVALENTS - 11.2%
 SHARES
Taxable Central Cash Fund (b)
 (Cost $74,208,651)    74,208,651  74,208,651  31635A10
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $595,414,514)  $ 665,134,785
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.65%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $5,309,875 or 0.8% of net assets.
4. Affiliated company (see Note 10 of the Notes to Financial
Statements).
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $1,453,178,400 and $1,402,741,259, respectively (see Note 3 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $192,656 for the period (see Note 4 of Notes to Financial Statements).
The fund participated in the securities lending program. At the period end, the value of securities loaned and the value of collateral amounted to $10,626,065 and $11,202,600, respectively (see Note 6 of Notes to Financial Statements).
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States   87.6%
Japan    8.8
Netherland    1.4
Others (individually less than 1%)   2.2
TOTAL   100.0%
Transactions during the period with companies that are or were affiliates are as follows:
 PURCHASES SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Ciena Corp  $ 3,855,911 $ 9,674,051 $ - $ -
Midway Games, Inc.    908,129  1,325,956  -  -
Quality Semiconductor, Inc.   132,825  -  -  5,587,175
Softdesk, Inc.   -  -  -  -
RF Micro Devices, Inc.   1,280,701  -  -  4,275,000
TOTALS  $ 6,177,566 $ 11,000,007 $ - $ 9,862,175
INCOME TAX INFORMATION
At August 31, 1997, the aggregate cost of investment securities for income tax purposes was $595,453,010. Net unrealized appreciation aggregated $69,681,775, of which $79,762,120 related to appreciated investment securities and $10,080,345 related to depreciated investment securities.
TECHNOLOGY PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31,
1997
(UNAUDITED)

ASSETS

INVESTMENT IN                        $ 665,134,785
SECURITIES, AT
VALUE
(COST
$595,414,51
4) - SEE
ACCOMPANYIN
G SCHEDULE

CASH                                  1,020,582

RECEIVABLE FOR                        25,541,864
INVESTMENTS
SOLD

RECEIVABLE FOR                        3,029,775
FUND SHARES
SOLD

DIVIDENDS                             19,628
RECEIVABLE

INTEREST                              254,976
RECEIVABLE

REDEMPTION FEES                       4,409
RECEIVABLE

OTHER                                 69,758
RECEIVABLES

 TOTAL ASSETS                         695,075,777

LIABILITIES

PAYABLE FOR           $ 43,075,250
INVESTMENTS
PURCHASED

PAYABLE FOR            3,807,025
FUND SHARES
REDEEMED

ACCRUED                298,665
MANAGEMENT
FEE

OTHER PAYABLES         445,549
AND
ACCRUED
EXPENSES

COLLATERAL ON          11,202,600
SECURITIES
LOANED,
AT VALUE

 TOTAL LIABILITIES                    58,829,089

NET ASSETS                           $ 636,246,688

NET ASSETS
CONSIST OF:

PAID IN CAPITAL                      $ 499,349,023

ACCUMULATED                           (984,848)
NET INVESTMENT
(LOSS)

ACCUMULATED                           68,162,527
UNDISTRIBUTED
NET REALIZED
GAIN (LOSS) ON
INVESTMENTS
AND FOREIGN
CURRENCY
TRANSACTIONS

NET UNREALIZED                        69,719,986
APPRECIATION
(DEPRECIATION)
ON
INVESTMENTS
AND ASSETS
AND LIABILITIES
IN
FOREIGN
CURRENCIES

NET ASSETS, FOR                      $ 636,246,688
9,940,826
SHARES
OUTSTANDING

NET ASSET                             $64.00
VALUE AND
REDEMPTION
PRICE PER
SHARE
($636,246,6
88 (DIVIDED BY)
9,940,826
SHARES)

MAXIMUM                               $65.98
OFFERING PRICE
PER SHARE
(100/97.00
OF $64.00)

STATEMENT OF OPERATIONS
 SIX MONTHS
ENDED AUGUST
31, 1997
(UNAUDITED)

INVESTMENT                         $ 652,586
INCOME
DIVIDENDS

INTEREST                            1,838,105
(INCLUDING
INCOME ON
SECURITIES
LOANED OF
$206,475)

 TOTAL INCOME                       2,490,691

EXPENSES

MANAGEMENT           $ 1,566,145
FEE

TRANSFER AGENT        1,612,660
FEES

ACCOUNTING AND        267,523
SECURITY
LENDING FEES

NON-INTERESTED        1,107
TRUSTEES'
COMPENSATION

CUSTODIAN FEES        68,376
AND EXPENSES

REGISTRATION FEES     77,172

AUDIT                 18,216

LEGAL                 11,990

MISCELLANEOUS         1,419

 TOTAL EXPENSES       3,624,608
BEFORE
REDUCTIONS

 EXPENSE              (149,069)     3,475,539
REDUCTIONS

NET INVESTMENT                      (984,848)
INCOME (LOSS)

REALIZED AND
UNREALIZED
GAIN (LOSS)
NET REALIZED
GAIN (LOSS) ON:

 INVESTMENT           72,307,421
SECURITIES
(INCLUDING
REALIZED LOSS
OF $649,353
ON SALES OF
INVESTMENTS IN
AFFILIATED
ISSUERS)

 FOREIGN              203           72,307,624
CURRENCY
TRANSACTIONS

CHANGE IN NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
ON:

 INVESTMENT           58,555,699
SECURITIES

 ASSETS AND           (285)         58,555,414
LIABILITIES IN
 FOREIGN
CURRENCIES

NET GAIN (LOSS)                     130,863,038

NET INCREASE                       $ 129,878,190
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                              $ 817,866
INFORMATION
SALES CHARGES
PAID TO FDC

 DEFERRED SALES                    $ 13,060
CHARGES
WITHHELD
 BY FDC

 EXCHANGE FEES                     $ 59,790
WITHHELD BY
FSC

 EXPENSE                           $ 137,226
REDUCTIONS
  DIRECTED
BROKERAGE
ARRANGEMENTS

  CUSTODIAN                         11,095
CREDITS

  TRANSFER                          748
AGENT CREDITS

                                   $ 149,069

STATEMENT OF CHANGES IN NET ASSETS
INCREASE         SIX MONTHS ENDED   YEAR ENDED
(DECREASE) IN    AUGUST 31, 1997    FEBRUARY 28,
NET ASSETS       (UNAUDITED)        1997

OPERATIONS          $ (984,848)      $ (3,324,717)
NET
INVESTMENT
INCOME (LOSS)

 NET REALIZED        72,307,624       119,114,979
GAIN (LOSS)

 CHANGE IN NET       58,555,414       (64,793,710)
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE        129,878,190      50,996,552
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

DISTRIBUTIONS TO     (59,404,224)     (30,475,050)
SHAREHOLDERS
FROM NET
REALIZED GAINS

SHARE                240,498,662      480,116,219
TRANSACTIONS
NET PROCEEDS
FROM SALES OF
SHARES

 REINVESTMENT        57,937,549       29,879,560
OF
DISTRIBUTIONS

 COST OF SHARES      (211,478,406)    (536,349,238)
REDEEMED

 REDEMPTION          370,714          1,250,125
FEES

 NET INCREASE        87,328,519       (25,103,334)
(DECREASE)
IN NET
ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL              157,802,485      (4,581,832)
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 BEGINNING OF        478,444,203      483,026,035
PERIOD

END OF              $ 636,246,688    $ 478,444,203
PERIOD
(INCLUDING
ACCUMULATE
D NET
INVESTMENT
LOSS OF
$984,848
AND $0,
RESPECTIVELY)

OTHER
INFORMATION
SHARES

 SOLD                4,224,186        8,803,236

 ISSUED IN           1,214,372        541,096
REINVESTMENT
OF
DISTRIBUTIONS

 REDEEMED            (3,789,426)      (9,887,922)

 NET INCREASE        1,649,132        (543,590)
(DECREASE)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

             SIX MONTHS ENDED   YEAR ENDED     YEAR ENDED     YEARS ENDED           TEN MONTHS ENDED
             AUGUST 31, 1997    FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,          FEBRUARY 28,

SELECTED     (UNAUDITED)        1997           1996           1995           1994   1993
PER-SHARE
DATA



NET ASSET VALUE,     $ 57.70       $ 54.67     $ 42.05     $ 41.83     $ 34.62     $ 32.44
BEGINNING OF
PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET                  (.11)         (.39)       (.28)       (.39)       (.24) F     .13 G
INVESTMENT
INCOME (LOSS) D

 NET REALIZED         13.53         6.95        20.83       1.95        11.04       4.68
AND
UNREALIZED
GAIN (LOSS)

 TOTAL FROM           13.42         6.56        20.55       1.56        10.80       4.81
INVESTMENT
OPERATIONS



LESS
DISTRIBUTIONS

 FROM NET             -             -           -           -           (.13)       -
INVESTMENT
INCOME

 FROM NET             (7.16)        (3.68)      (8.05)      (1.50)      (3.70)      (2.75)
REALIZED GAIN

 TOTAL                (7.16)        (3.68)      (8.05)      (1.50)      (3.83)      (2.75)
DISTRIBUTIONS

REDEMPTION FEES       .04           .15         .12         .16         .24         .12
ADDED TO PAID
IN CAPITAL

NET ASSET VALUE,     $ 64.00       $ 57.70     $ 54.67     $ 42.05     $ 41.83     $ 34.62
END OF PERIOD

TOTAL RETURN B, C     27.56%        12.64%      50.71%      4.61%       35.62%      16.48%

RATIOS AND
SUPPLEMENTAL
DATA

NET ASSETS, END      $ 636,247     $ 478,444   $ 483,026   $ 229,761   $ 202,475   $ 132,689
OF PERIOD
(000 OMITTED)

RATIO OF              1.37% A       1.49%       1.40%       1.57%       1.55%       1.64% A
EXPENSES TO
AVERAGE NET
ASSETS

RATIO OF              1.32% A, E    1.44% E     1.39% E     1.56% E     1.54% E     1.64% A
EXPENSES TO
AVERAGE NET
ASSETS AFTER
EXPENSE
REDUCTIONS

RATIO OF NET          (.37)% A      (.72)%      (.52)%      (.98)%      (.65)%      .52% A
INVESTMENT
INCOME (LOSS)
TO AVERAGE NET
ASSETS

PORTFOLIO             601% A        549%        112%        102%        213%        259% A
TURNOVER RATE

AVERAGE              $ .0448       $ .0191
COMMISSION
RATE H


A ANNUALIZED B
 THE TOTAL RETURNS
WOULD HAVE BEEN
LOWER HAD CERTAIN
EXPENSES NOT
BEEN REDUCED
DURING THE PERIODS
SHOWN (SEE NOTE
8 OF NOTES TO
FINANCIAL
STATEMENTS). C
 TOTAL RETURNS DO
NOT INCLUDE THE
ONE TIME SALES
CHARGE AND FOR
PERIODS OF LESS
THAN ONE YEAR ARE
NOT
ANNUALIZED. D
NET INVESTMENT
INCOME (LOSS) PER
SHARE HAS BEEN
CALCULATED BASED
ON AVERAGE SHARES
OUTSTANDING
DURING THE
PERIOD. E FMR
OR THE FUND HAS
ENTERED INTO
VARYING
ARRANGEMENTS
WITH THIRD PARTIES
WHO EITHER PAID OR
REDUCED A PORTION
OF THE FUND'S
EXPENSES (SEE
NOTE 8 OF NOTES
TO FINANCIAL
STATEMENTS). F
 INVESTMENT
INCOME (LOSS) PER
SHARE REFLECTS
DIVIDENDS RECEIVED
IN ARREARS WHICH
AMOUNTED TO
$.03 PER
SHARE. G INVEST
MENT INCOME PER
SHARE REFLECTS
DIVIDENDS RECEIVED
IN ARREARS WHICH
AMOUNTED TO
$.10 PER
SHARE. H FOR
FISCAL YEARS
BEGINNING ON OR
AFTER SEPTEMBER
1, 1995, A FUND
IS REQUIRED TO
DISCLOSE ITS
AVERAGE
COMMISSION RATE
PER SHARE FOR
SECURITY TRADES ON
WHICH
COMMISSIONS ARE
CHARGED. THIS
AMOUNT MAY VARY
FROM PERIOD TO
PERIOD AND FUND TO
FUND DEPENDING
ON THE MIX OF
TRADES EXECUTED IN
VARIOUS MARKETS
WHERE TRADING
PRACTICES AND
COMMISSION RATE
STRUCTURES MAY
DIFFER.

NATURAL GAS PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value), but does not include certain fees paid by shareholders upon exchange or redemption.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED             PAST 6   PAST 1   LIFE OF
AUGUST 31, 1997           MONTHS   YEAR     FUND

NATURAL GAS               16.31%   14.41%   51.77%

NATURAL GAS               12.82%   10.98%   47.22%
(INCL. 3% SALES CHARGE)

S&P 500                   14.78%   40.65%   125.28%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on April 21, 1993. You can compare the fund's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvestment of dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED             PAST 1   LIFE OF
AUGUST 31, 1997           YEAR     FUND

NATURAL GAS               14.41%   10.02%

NATURAL GAS               10.98%   9.26%
(INCL. 3% SALES CHARGE)

S&P 500                   40.65%   20.44%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19970831 19970917 083411 S00000000000001
             Natural Gas                 S&P 500
             00513                       SP001
  1993/04/21       9700.00                    10000.00
  1993/04/30       9515.70                     9893.80
  1993/05/31       9670.90                    10158.96
  1993/06/30       9952.20                    10188.42
  1993/07/31       9913.40                    10147.66
  1993/08/31      10767.00                    10532.26
  1993/09/30      10582.70                    10451.16
  1993/10/31      10010.40                    10667.50
  1993/11/30       9156.80                    10566.16
  1993/12/31       9209.91                    10694.01
  1994/01/31       9672.37                    11057.61
  1994/02/28       9327.98                    10757.95
  1994/03/31       8993.44                    10288.90
  1994/04/30       9692.05                    10420.60
  1994/05/31       9613.33                    10591.50
  1994/06/30       9662.53                    10332.00
  1994/07/31       9603.49                    10670.89
  1994/08/31       9288.63                    11108.40
  1994/09/30       9229.59                    10836.24
  1994/10/31       9554.30                    11080.06
  1994/11/30       8717.93                    10676.52
  1994/12/31       8580.06                    10834.86
  1995/01/31       8313.78                    11115.81
  1995/02/28       8856.20                    11548.99
  1995/03/31       9378.89                    11889.80
  1995/04/30       9536.79                    12239.95
  1995/05/31       9902.07                    12729.18
  1995/06/30       9665.13                    13024.88
  1995/07/31       9665.13                    13456.79
  1995/08/31       9951.43                    13490.56
  1995/09/30      10237.73                    14059.87
  1995/10/31       9793.47                    14009.67
  1995/11/30      10632.63                    14624.70
  1995/12/31      11187.09                    14906.37
  1996/01/31      11236.63                    15413.78
  1996/02/29      11256.45                    15556.67
  1996/03/31      11761.80                    15706.48
  1996/04/30      12587.74                    15937.99
  1996/05/31      12687.64                    16349.03
  1996/06/30      13356.99                    16411.32
  1996/07/31      12397.92                    15686.27
  1996/08/31      12867.47                    16017.09
  1996/09/30      13406.94                    16918.54
  1996/10/31      14376.00                    17385.15
  1996/11/30      15195.20                    18699.29
  1996/12/31      15026.99                    18328.86
  1997/01/31      14794.09                    19474.05
  1997/02/28      12657.51                    19626.72
  1997/03/31      12617.00                    18820.26
  1997/04/30      12431.17                    19943.83
  1997/05/31      13607.66                    21158.01
  1997/06/30      13097.50                    22105.89
  1997/07/31      13670.13                    23864.86
  1997/08/29      14721.67                    22527.95
IMATRL PRASUN   SHR__CHT 19970831 19970917 083415 R00000000000056
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Select Natural Gas Portfolio on April 21, 1993, when the fund started, and the current maximum 3% sales charge was paid. As the chart shows, by August 31, 1997, the value of the investment would have grown to $14,722 - a 47.22% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,528 - a 125.28% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1997
                                      % OF FUND'S
                                      INVESTMENTS

OCEAN ENERGY, INC.                    6.1

ANADARKO PETROLEUM CORP.              5.2

COASTAL CORP. (THE)                   5.0

AMOCO CORP.                           4.6

BURLINGTON RESOURCES, INC.            3.8

ENRON OIL & GAS CO.                   3.2

CABOT OIL & GAS CORP. CLASS A         3.0

APACHE CORP.                          3.0

UNION PACIFIC RESOURCES GROUP, INC.   2.9

CONSOLIDATED NATURAL GAS CO.          2.6

TOP INDUSTRIES AS OF AUGUST 31, 1997
CRUDE PETROLEUM & GAS 53.4%
OIL & GAS EXPLORATION 11.5%
GAS TRANSMISSION &
DISTRIBUTION 7.4%
GAS TRANSMISSION 5.1%
PETROLEUM REFINERS 5.0%
ALL OTHERS 17.6%
ROW: 1, COL: 1, VALUE: 17.6
ROW: 1, COL: 2, VALUE: 5.0
ROW: 1, COL: 3, VALUE: 5.1
ROW: 1, COL: 4, VALUE: 7.4
ROW: 1, COL: 5, VALUE: 11.5
ROW: 1, COL: 6, VALUE: 53.4
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
NATURAL GAS PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



Stephen Binder,
Portfolio Manager of Fidelity Select Natural
Gas Portfolio
Q. HOW DID THE FUND PERFORM, STEVE?
A. For the six- and 12-month periods ending August 31, 1997, the fund returned 16.31% and 14.41%, outperforming its benchmark, the Standard & Poor's 500 Index, for the past six months and underperforming it for the past 12 months. The index returned 14.78% and 40.65% for the six- and 12-month periods, respectively
Q. WHY DID THE FUND PERFORM WELL OVER THE PAST SIX MONTHS?
A. Mostly because of its extremely strong performance over the last few months of the period. Overall, the fund's performance was hurt by unfavorable weather conditions over the first part of the period and boosted by a drop in natural gas supply at the end of the period that raised gas prices.
Q. CAN YOU EXPLAIN THESE CIRCUMSTANCES IN MORE DETAIL?
A. At the beginning of the period, the fund had pretty much bottomed following a warmer-than-average winter - a period of lower-than-normal natural gas demand - which caused a build up of natural gas inventories, or storage. While a cool April produced a stronger-than-normal heating demand that helped consume some of the surplus supply, a cooler-than-normal late spring and early summer reduced the need for air conditioning and thus negatively affected demand, and storage built up again. Then in mid- to- late-summer something unexpected happened - the surplus started to shrink as less natural gas was injected into storage. Apparently, demand was outpacing supply, which was great news for the fund and the sector because it dramatically boosted the price of natural gas. The relative shortfall in supply seemed especially strange because, as I noted in the last shareholder report, I had been concerned that an increase in drilling activity would deliver too much new natural gas supply.
Q. SO WHAT WAS BEHIND THE DROP IN THE SUPPLY?
A. It was a somewhat inexplicable situation. As I had expected, the number of rigs drilling for natural gas increased over the period, from about 510 at the beginning of March to 600 at the end of August. This should have meant that the supply of natural gas would increase as well. Instead, as I noted earlier, production growth was lagging demand growth at the end of the period. There are a couple of theories as to why this situation existed. One is that the depletion of natural gas in existing wells was greater than expected. The other is that exploration success was worse than expected.
Q. WHAT TYPES OF NATURAL GAS COMPANIES DID WELL OVER THE PERIOD?
A. Exploration and production (E&P) companies did well largely because of rising gas prices and a notable increase in the number of mergers and acquisitions in this group, which made investors more positive toward E&P companies. One good example is that top 10 holding Burlington Resources agreed to buy Louisiana Land & Exploration. This benefited the fund's positions in both stocks. Another E&P company in the fund's top 10 holdings was Ocean Energy, formerly known as Flores & Rucks. This company experienced very rapid growth in its offshore drilling in the Gulf of Mexico. In addition, E&P company Anadarko, another top 10 holding, has a big oil exploration and development project in Algeria.
Q. DO YOU WISH YOU HAD AVOIDED SOME STOCKS OVER THE PERIOD?
A. Yes. Two stocks definitely hurt the fund. The harder hit of the two was Chesapeake Energy, which drilled too many unsuccessful wells. Another problem stock was Abacan Resources. This Canadian company ran into production problems and needed financing. The stock plummeted as shareholders feared too much equity dilution would result. I sold both of these stocks during the period.
Q. STEVE, HOW DOES THE FUND LOOK GOING FORWARD?
A. I think it will be affected by two positive and two negative factors. In the fund's favor, strong merger and acquisition activity should continue to help. It also should continue to benefit from the low storage levels that we discussed. On the negative side, the rig count remains high, so gas supply could increase too much. In addition, the global weather system called El Nio tends to indicate a warm winter - bad news for natural gas demand.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


FUND FACTS
START DATE: APRIL 21, 1993
FUND NUMBER: 513
TRADING SYMBOL: FSNGX
SIZE: AS OF AUGUST 31, 1997, MORE THAN
$99 MILLION
MANAGER: STEPHEN BINDER, SINCE 1996; MANAGER,
FIDELITY SELECT MEDICAL DELIVERY PORTFOLIO, 1994-
1996; FIDELITY SELECT FINANCIAL SERVICES PORTFOLIO,
1993-1994; FIDELITY SELECT DEFENSE AND
AEROSPACE PORTFOLIO, 1992-1994; FIDELITY SELECT
REGIONAL BANKS PORTFOLIO, 1990-1994; JOINED
FIDELITY IN 1989
(CHECKMARK)
NATURAL GAS PORTFOLIO
INVESTMENTS AUGUST 31, 1997 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 92.5%
 SHARES VALUE (NOTE 1)
ENERGY SERVICES - 3.6%
DRILLING - 2.5%
Diamond Offshore Drilling, Inc.   20,000 $ 1,092,500  25271C10
Noble Drilling Corp. (a)  42,600  1,211,438  65504210
  2,303,938
OIL & GAS SERVICES - 1.1%
Weatherford Enterra, Inc. (a)  22,800  1,050,225  94707110
TOTAL ENERGY SERVICES   3,354,163
GAS - 17.1%
GAS DISTRIBUTION - 4.6%
Aquila Gas Pipeline Corp.   40,300  420,631  03839B10
K N Energy, Inc.   23,000  954,500  48262010
MCN Corp.   27,400  840,838  55267J10
Pacific Enterprises  60,000  1,976,250  69423210
  4,192,219
GAS TRANSMISSION - 5.1%
Leviathan Gas Pipeline Partners LP unit  35,200  906,400  52736710
ONEOK, Inc.   49,123  1,590,357  68267810
Sonat, Inc.   19,900  991,269  83541510
Williams Companies, Inc.   25,850  1,203,641  96945710
  4,691,667
GAS TRANSMISSION & DISTRIBUTION - 7.4%
Consolidated Natural Gas Co.   41,000  2,421,563  20961510
El Paso Natural Gas Co.  30,000  1,687,500  28369587
Midcoast Energy Resources, Inc.   25,000  496,875  59563W10
Questar Corp.   32,600  1,304,000  74835610
Tejas Gas Corp.   18,200  864,500  87907510
  6,774,438
TOTAL GAS   15,658,324
OIL & GAS - 70.9%
CRUDE PETROLEUM & GAS - 53.4%
Anadarko Petroleum Corp.   64,575  4,742,227  03251110
Apache Corp.   69,325  2,751,336  03741110
Burlington Resources, Inc.   69,257  3,506,136  12201410
Cabot Oil & Gas Corp. Class A  119,300  2,766,269  12709710
Canadian Natural Resources Ltd. (a) 46,900 1,208,049 13638510 Comstock Resources, Inc. (a) 56,200 688,450 20576820
Devon Energy Corp.   19,200  819,600  25179910
Enron Oil & Gas Co.   121,200  2,923,950  29356210
Houston Exploration Co. (a)  39,200  737,450  44212010
Meridian Resource Corp. (a)  49,900  545,781  58977Q10
Newfield Exploration Co.   37,000  950,438  65129010
Noble Affiliates, Inc.   21,000  973,875  65489410
Nuevo Energy Corp.   20,000  1,016,250  67050910
Ocean Energy, Inc. (a)  87,000  5,595,188  67481210
Oryx Energy Co. (a)  85,600  2,263,050  68763F10
Pioneer Natural Resources Co.   26,200  1,046,363  72378710
Pogo Producing Co.   29,700  1,288,238  73044810
Renaissance Energy Ltd. (a)  90,800  2,339,110  75966610
Rio Alto Exploration Ltd. (a)  135,100  1,255,985  76689210
Rutherford-Moran Oil Corp. (a)  38,400  859,200  78328610
Santa Fe Energy Resources, Inc.   71,200  787,650  80201210
Snyder Oil Corp.   76,300  1,502,156  83348210
Swift Energy Co. (a)  34,200  887,063  87073810
Union Pacific Resources Group, Inc.   105,000  2,625,000  90783410
United Meridian Corp. (a)  60,000  2,351,250  91086510
Vastar Resources, Inc.   31,100  1,327,581  92238010
Vintage Petroleum, Inc.   30,000  1,288,125  92746010
  49,045,770

 SHARES VALUE (NOTE 1)
GENERAL PETROLEUM PRODUCTS - 1.0%
KCS Group, Inc.  35,400 $ 944,733  48243420
OIL & GAS EXPLORATION - 11.5%
Amoco Corp.   44,300  4,189,119  03190510
Anderson Exploration Ltd.   60,000  747,973  03390110
Chieftain International, Inc. (a)  17,900  435,327  16867C10
Cross Timbers Oil Co.   28,200  608,063  22757310
Denbury Resources, Inc. (a)  25,900  425,523  24791620
Louisiana Land & Exploration Co.   18,000  1,378,125  54626810
Seagull Energy Corp.   63,800  1,559,113  81200710
USX-Marathon Group  37,000  1,204,813  90290582
  10,548,056
PETROLEUM REFINERS - 5.0%
Coastal Corp. (The)  79,900  4,614,225  19044110
TOTAL OIL & GAS   65,152,784
SERVICES - 0.9%
MANAGEMENT CONSULTING SERVICES - 0.9%
Metzler Group, Inc.   23,200  794,600  59290310
TOTAL COMMON STOCKS
 (Cost $73,893,671)   84,959,871
CASH EQUIVALENTS - 7.5%
Taxable Central Cash Fund (b)
 (Cost $6,858,707)  6,858,707  6,858,707  31635A10
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $80,752,378)  $ 91,818,578
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.65%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage. OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $42,287,729 and $46,210,364, respectively (see Note 3 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $17,071 for the period (see Note 4 of Notes to Financial Statements).
INCOME TAX INFORMATION
At August 31, 1997, the aggregate cost of investment securities for income tax purposes was $81,071,930. Net unrealized appreciation aggregated $10,746,648, of which $11,844,633 related to appreciated investment securities and $1,097,985 related to depreciated investment securities.
NATURAL GAS PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31,
1997
(UNAUDITED)

ASSETS

INVESTMENT IN                       $ 91,818,578
SECURITIES, AT
VALUE
(COST
$80,752,378
) - SEE
ACCOMPANYIN
G SCHEDULE

RECEIVABLE FOR                       13,584,914
FUND SHARES
SOLD

DIVIDENDS                            69,564
RECEIVABLE

INTEREST                             32,810
RECEIVABLE

REDEMPTION FEES                      1,913
RECEIVABLE

 TOTAL ASSETS                        105,507,779

LIABILITIES

PAYABLE FOR           $ 5,172,012
INVESTMENTS
PURCHASED

PAYABLE FOR            903,652
FUND SHARES
REDEEMED

ACCRUED                39,443
MANAGEMENT
FEE

OTHER PAYABLES         99,752
AND
ACCRUED
EXPENSES

 TOTAL LIABILITIES                   6,214,859

NET ASSETS                          $ 99,292,920

NET ASSETS
CONSIST OF:

PAID IN CAPITAL                     $ 91,280,248

ACCUMULATED                          (6,894)
NET INVESTMENT
(LOSS)

ACCUMULATED                          (3,046,634)
UNDISTRIBUTED
NET REALIZED
GAIN (LOSS) ON
INVESTMENTS
AND FOREIGN
CURRENCY
TRANSACTIONS

NET UNREALIZED                       11,066,200
APPRECIATION
(DEPRECIATION)
ON
INVESTMENTS

NET ASSETS, FOR                     $ 99,292,920
7,022,828
SHARES
OUTSTANDING

NET ASSET                            $14.14
VALUE AND
REDEMPTION
PRICE PER
SHARE
($99,292,92
0 (DIVIDED BY)
7,022,828
SHARES)

MAXIMUM                              $14.58
OFFERING PRICE
PER SHARE
(100/97.00
OF $14.14)

STATEMENT OF OPERATIONS
 SIX MONTHS
ENDED AUGUST
31, 1997
(UNAUDITED)

INVESTMENT                          $ 352,816
INCOME
DIVIDENDS

INTEREST                             227,973

 TOTAL INCOME                        580,789

EXPENSES

MANAGEMENT           $ 242,575
FEE

TRANSFER AGENT        435,353
FEES

ACCOUNTING FEES       40,899
AND EXPENSES

NON-INTERESTED        191
TRUSTEES'
COMPENSATION

CUSTODIAN FEES        10,063
AND EXPENSES

REGISTRATION FEES     23,482

AUDIT                 11,994

LEGAL                 217

MISCELLANEOUS         255

 TOTAL EXPENSES       765,029
BEFORE
REDUCTIONS

 EXPENSE              (8,532)        756,497
REDUCTIONS

NET INVESTMENT                       (175,708)
INCOME (LOSS)

REALIZED AND
UNREALIZED
GAIN (LOSS)
NET REALIZED
GAIN (LOSS) ON:

 INVESTMENT           (1,715,709)
SECURITIES

 FOREIGN              (237)          (1,715,946)
CURRENCY
TRANSACTIONS

CHANGE IN NET                        13,933,789
UNREALIZED
APPRECIATION
(DEPRECIATION)
ON INVESTMENT
SECURITIES

NET GAIN (LOSS)                      12,217,843

NET INCREASE                        $ 12,042,135
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                               $ 127,288
INFORMATION
SALES CHARGES
PAID TO FDC

 DEFERRED SALES                     $ 789
CHARGES
WITHHELD
 BY FDC

 EXCHANGE FEES                      $ 26,535
WITHHELD BY
FSC

 EXPENSE                            $ 8,532
REDUCTIONS
 DIRECTED
BROKERAGE
ARRANGEMENTS

STATEMENT OF CHANGES IN NET ASSETS
INCREASE         SIX MONTHS ENDED   YEAR ENDED
(DECREASE) IN    AUGUST 31, 1997    FEBRUARY 28,
NET ASSETS       (UNAUDITED)        1997

OPERATIONS          $ (175,708)     $ (514,205)
NET
INVESTMENT
INCOME (LOSS)

 NET REALIZED        (1,715,946)     7,806,794
GAIN (LOSS)

 CHANGE IN NET       13,933,789      (8,433,548)
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE        12,042,135      (1,140,959)
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

DISTRIBUTIONS TO     -               (52,511)
SHAREHOLDERS
FROM NET
INVESTMENT
INCOME

 FROM NET            (755,502)       (2,534,533)
REALIZED GAIN

 IN EXCESS OF        (1,330,688)     -
NET REALIZED
GAIN

 TOTAL               (2,086,190)     (2,587,044)
DISTRIBUTIONS

SHARE                59,735,910      455,349,313
TRANSACTIONS
NET PROCEEDS
FROM SALES OF
SHARES

 REINVESTMENT        2,046,549       2,542,586
OF
DISTRIBUTIONS

 COST OF SHARES      (54,110,645)    (434,506,274)
REDEEMED

 REDEMPTION          98,998          1,680,459
FEES

 NET INCREASE        7,770,812       25,066,084
(DECREASE)
IN NET
ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL              17,726,757      21,338,081
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS           81,566,163      60,228,082
BEGINNING OF
PERIOD

 END OF PERIOD      $ 99,292,920    $ 81,566,163
(INCLUDING
UNDISTRIBUTED
NET INVESTMENT
INCOME (LOSS)
OF $(6,894)
AND
$168,814,
RESPECTIVELY)

OTHER
INFORMATION
SHARES

 SOLD                4,559,075       33,713,794

 ISSUED IN           174,766         179,967
REINVESTMENT
OF
DISTRIBUTIONS

 REDEEMED            (4,233,796)     (32,674,374)

 NET INCREASE        500,045         1,219,387
(DECREASE)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

             SIX MONTHS ENDED   YEAR ENDED     YEAR ENDED     YEAR ENDED     APRIL 21, 1993
             AUGUST 31, 1997    FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,   (COMMENCEMENT
                                                                             OF OPERATIONS) TO
                                                                             FEBRUARY 28,

SELECTED     (UNAUDITED)        1997           1996           1995           1994
PER-SHARE
DATA



NET ASSET VALUE,      $ 12.50       $ 11.36    $ 8.98     $ 9.48     $ 10.00
BEGINNING OF
PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET                   (.03)         (.06)      .05        .03        .02
INVESTMENT
INCOME (LOSS) D

 NET REALIZED          1.98          1.30 F     2.36       (.53)      (.46)
AND
UNREALIZED
GAIN (LOSS)

 TOTAL FROM            1.95          1.24       2.41       (.50)      (.44)
INVESTMENT
OPERATIONS

LESS                   -             (.01)      (.05)      (.02)      -
DISTRIBUTIONS
 FROM NET
INVESTMENT
INCOME

 FROM NET              (.12)         (.29)      -          -          (.07)
REALIZED GAIN

 IN EXCESS OF          (.21)         -          -          -          (.06)
NET REALIZED
GAIN

 TOTAL                 (.33)         (.30)      (.05)      (.02)      (.13)
DISTRIBUTIONS

REDEMPTION FEES        .02           .20        .02        .02        .05
ADDED TO PAID
IN CAPITAL

NET ASSET VALUE,      $ 14.14       $ 12.50    $ 11.36    $ 8.98     $ 9.48
END OF PERIOD

TOTAL RETURN B, C      16.31%        12.45%     27.10%     (5.06)%    (3.84)%

RATIOS AND
SUPPLEMENTAL
DATA

NET ASSETS, END       $ 99,293      $ 81,566   $ 60,228   $ 79,894   $ 63,073
OF PERIOD
(000 OMITTED)

RATIO OF               1.87% A       1.70%      1.68%      1.70%      1.94% A
EXPENSES TO
AVERAGE NET
ASSETS

RATIO OF               1.85% A, E    1.66% E    1.67% E    1.66% E    1.93% A, E
EXPENSES TO
AVERAGE NET
ASSETS AFTER
EXPENSE
REDUCTIONS

RATIO OF NET           (.43)% A      (.46)%     .46%       .30%       .17% A
INVESTMENT
INCOME (LOSS)
TO AVERAGE NET
ASSETS

PORTFOLIO              112% A        283%       79%        177%       44% A
TURNOVER RATE

AVERAGE               $ .0370       $ .0361
COMMISSION
RATE G


A ANNUALIZED
 B THE TOTAL
RETURNS WOULD
HAVE BEEN
LOWER HAD
CERTAIN
EXPENSES NOT
BEEN REDUCED
DURING THE
PERIODS SHOWN
(SEE NOTE 8 OF
NOTES TO
FINANCIAL
STATEMENTS).
 C TOTAL
RETURNS DO NOT
INCLUDE THE ONE
TIME SALES
CHARGE AND FOR
PERIODS OF LESS
THAN ONE YEAR
ARE NOT
ANNUALIZED.
D NET
INVESTMENT
INCOME (LOSS)
PER SHARE HAS
BEEN CALCULATED
BASED ON
AVERAGE SHARES
OUTSTANDING
DURING THE
PERIOD. E F
MR OR THE FUND
HAS ENTERED
INTO VARYING
ARRANGEMENTS
WITH THIRD
PARTIES WHO
EITHER PAID OR
REDUCED A
PORTION OF THE
FUND'S
EXPENSES (SEE
NOTE 8 OF
NOTES TO
FINANCIAL
STATEMENTS).
 F THE
AMOUNT SHOWN
FOR A SHARE
OUTSTANDING
DOES NOT
CORRESPOND
WITH THE
AGGREGATE NET
LOSS ON
INVESTMENTS FOR
THE PERIOD DUE
TO THE TIMING OF
SALES AND
REPURCHASES OF
FUND SHARES IN
RELATION TO
FLUCTUATING
MARKET VALUES
OF THE
INVESTMENTS OF
THE
FUND. G FOR
FISCAL YEARS
BEGINNING ON OR
AFTER
SEPTEMBER 1,
1995, A FUND
IS REQUIRED TO
DISCLOSE ITS
AVERAGE
COMMISSION
RATE PER SHARE
FOR SECURITY
TRADES ON
WHICH
COMMISSIONS
ARE CHARGED.
THIS AMOUNT
MAY VARY FROM
PERIOD TO PERIOD
AND FUND TO
FUND DEPENDING
ON THE MIX OF
TRADES EXECUTED
IN VARIOUS
MARKETS WHERE
TRADING
PRACTICES AND
COMMISSION
RATE STRUCTURES
MAY DIFFER.

TELECOMMUNICATIONS PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value), but does not include certain fees paid by shareholders upon exchange or redemption. If Fidelity had not reimbursed certain fund expenses, the past 10 year total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED             PAST 6   PAST 1   PAST 5    PAST 10
AUGUST 31, 1997           MONTHS   YEAR     YEARS     YEARS

TELECOMMUNICATIONS        10.47%   17.37%   134.49%   320.47%

TELECOMMUNICATIONS        7.15%    13.85%   127.46%   307.86%
(INCL. 3% SALES CHARGE)

S&P 500                   14.78%   40.65%   146.47%   266.19%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one, five, or 10 years. You can compare the fund's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvestment of dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED             PAST 1   PAST 5   PAST 10
AUGUST 31, 1997           YEAR     YEARS    YEARS

TELECOMMUNICATIONS        17.37%   18.58%   15.44%

TELECOMMUNICATIONS        13.85%   17.86%   15.09%
(INCL. 3% SALES CHARGE)

S&P 500                   40.65%   19.77%   13.86%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19970831 19970909 151130 S00000000000001
             Telecommunications          S&P 500
             00096                       SP001
  1987/08/31       9700.00                    10000.00
  1987/09/30       9896.98                     9781.00
  1987/10/31       8156.09                     7674.17
  1987/11/30       7597.09                     7041.82
  1987/12/31       8084.34                     7577.70
  1988/01/31       8461.75                     7896.72
  1988/02/29       8713.36                     8264.71
  1988/03/31       8751.65                     8009.33
  1988/04/30       9036.08                     8098.24
  1988/05/31       9150.95                     8168.69
  1988/06/30       9626.82                     8543.63
  1988/07/31       9490.07                     8511.17
  1988/08/31       9140.01                     8221.79
  1988/09/30       9703.40                     8572.04
  1988/10/31       9900.31                     8810.34
  1988/11/30       9987.82                     8684.35
  1988/12/31      10328.74                     8836.33
  1989/01/31      11166.95                     9483.15
  1989/02/28      11211.07                     9247.02
  1989/03/31      11668.78                     9462.47
  1989/04/30      12551.10                     9953.57
  1989/05/31      13477.55                    10356.69
  1989/06/30      13148.29                    10297.66
  1989/07/31      14146.48                    11227.54
  1989/08/31      14484.75                    11447.60
  1989/09/30      15017.11                    11400.66
  1989/10/31      14484.75                    11136.17
  1989/11/30      14850.75                    11363.35
  1989/12/31      15584.18                    11636.07
  1990/01/31      13894.13                    10855.29
  1990/02/28      13842.39                    10995.32
  1990/03/31      14164.30                    11286.70
  1990/04/30      13330.77                    11004.53
  1990/05/31      14733.41                    12077.47
  1990/06/30      14440.23                    11995.34
  1990/07/31      13779.16                    11956.96
  1990/08/31      12175.32                    10876.05
  1990/09/30      11387.78                    10346.39
  1990/10/31      11784.43                    10301.90
  1990/11/30      12457.00                    10967.40
  1990/12/31      13028.91                    11273.39
  1991/01/31      13491.93                    11764.91
  1991/02/28      13943.22                    12606.10
  1991/03/31      14335.91                    12911.17
  1991/04/30      14640.68                    12942.15
  1991/05/31      14793.06                    13501.25
  1991/06/30      14177.66                    12882.90
  1991/07/31      14980.61                    13483.24
  1991/08/31      15426.05                    13802.79
  1991/09/30      15625.32                    13572.29
  1991/10/31      16240.72                    13754.15
  1991/11/30      15619.46                    13199.86
  1991/12/31      17048.56                    14709.93
  1992/01/31      17072.25                    14436.32
  1992/02/29      17285.43                    14623.99
  1992/03/31      16675.49                    14338.83
  1992/04/30      17303.19                    14760.39
  1992/05/31      17101.85                    14832.71
  1992/06/30      16704.68                    14611.71
  1992/07/31      17601.06                    15209.33
  1992/08/31      17393.29                    14897.53
  1992/09/30      17731.65                    15073.32
  1992/10/31      17909.74                    15126.08
  1992/11/30      18841.74                    15641.88
  1992/12/31      19660.07                    15834.28
  1993/01/31      19599.60                    15967.28
  1993/02/28      20676.03                    16184.44
  1993/03/31      21522.67                    16525.93
  1993/04/30      21568.08                    16126.00
  1993/05/31      22436.26                    16558.18
  1993/06/30      23403.66                    16606.20
  1993/07/31      24085.80                    16539.77
  1993/08/31      25902.78                    17166.63
  1993/09/30      26274.86                    17034.45
  1993/10/31      27031.41                    17387.06
  1993/11/30      24817.55                    17221.88
  1993/12/31      25502.18                    17430.27
  1994/01/31      26018.48                    18022.90
  1994/02/28      25203.28                    17534.48
  1994/03/31      24415.25                    16769.97
  1994/04/30      24851.03                    16984.63
  1994/05/31      24705.10                    17263.18
  1994/06/30      24684.25                    16840.23
  1994/07/31      26053.28                    17392.59
  1994/08/31      26810.76                    18105.69
  1994/09/30      26498.04                    17662.10
  1994/10/31      27762.83                    18059.49
  1994/11/30      26289.56                    17401.77
  1994/12/31      26603.66                    17659.84
  1995/01/31      26972.76                    18117.75
  1995/02/28      27214.09                    18823.80
  1995/03/31      27554.80                    19379.29
  1995/04/30      28411.21                    19950.01
  1995/05/31      29186.72                    20747.42
  1995/06/30      30592.79                    21229.38
  1995/07/31      32535.19                    21933.35
  1995/08/31      33499.14                    21988.40
  1995/09/30      34600.80                    22916.31
  1995/10/31      33151.25                    22834.50
  1995/11/30      33883.27                    23836.93
  1995/12/31      34493.27                    24296.03
  1996/01/31      34737.42                    25123.07
  1996/02/29      34233.86                    25355.96
  1996/03/31      34073.64                    25600.14
  1996/04/30      35664.48                    25977.48
  1996/05/31      36455.93                    26647.44
  1996/06/30      36826.92                    26748.97
  1996/07/31      34040.37                    25567.20
  1996/08/31      34749.38                    26106.41
  1996/09/30      35771.66                    27575.68
  1996/10/31      35062.66                    28336.22
  1996/11/30      36126.16                    30478.15
  1996/12/31      36355.79                    29874.38
  1997/01/31      36603.11                    31740.93
  1997/02/28      36921.09                    31989.78
  1997/03/31      33811.95                    30675.32
  1997/04/30      34869.79                    32506.64
  1997/05/31      39833.04                    34485.64
  1997/06/30      42028.85                    36030.60
  1997/07/31      42881.77                    38897.55
  1997/08/29      40785.77                    36718.51
IMATRL PRASUN   SHR__CHT 19970831 19970909 151150 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Select Telecommunications Portfolio on August 31, 1987, and the current maximum 3% sales charge was paid. As the chart shows, by August 31, 1997, the value of the investment would have grown to $40,786 - a 307.86% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $36,619 - a 266.19% increase. INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1997
                                            % OF FUND'S
                                            INVESTMENTS

WORLDCOM, INC.                              14.3

TEL-SAVE HOLDINGS, INC.                     13.2

ALCATEL ALSTHOM COMPAGNIE GENERALE
 D'ELECTRICITE SA                           7.3

MCI COMMUNICATIONS CORP.                    6.8

APT SATELLITE HOLDINGS LTD. SPONSORED ADR   5.1

MOTOROLA, INC.                              4.1

BROOKS FIBER PROPERTIES, INC.               4.0

TELCO COMMUNICATIONS GROUP, INC.            3.7

NOKIA CORP. AB SPONSORED ADR                3.6

BCE, INC.                                   3.3

TOP INDUSTRIES AS OF AUGUST 31, 1997
ROW: 1, COL: 1, VALUE: 14.6
ROW: 1, COL: 2, VALUE: 3.1
ROW: 1, COL: 3, VALUE: 4.4
ROW: 1, COL: 4, VALUE: 5.8
ROW: 1, COL: 5, VALUE: 15.4
ROW: 1, COL: 6, VALUE: 56.7
ROW: 1, COL: 1, VALUE: 16.5
ROW: 1, COL: 2, VALUE: 3.4
ROW: 1, COL: 3, VALUE: 3.8
ROW: 1, COL: 4, VALUE: 6.2
ROW: 1, COL: 5, VALUE: 9.300000000000001
ROW: 1, COL: 6, VALUE: 60.8






TELEPHONE SERVICES 56.7%
TELEPHONE EQUIPMENT 15.4%
COMMUNICATIONS SERVICES 5.8%
SEMICONDUCTORS 4.4%
NONFERROUS ROLLING
& DRAWING 3.1%
ALL OTHERS 14.6%
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
TELECOMMUNICATIONS PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



Nick Thakore,
Portfolio Manager of
Fidelity Select Telecommunications Portfolio
Q. HOW DID THE FUND PERFORM, NICK?
A. For the six months that ended August 31, 1997, the fund had a total return of 10.47%, while the Standard & Poor's 500 Index returned 14.78%. For the 12 months that ended August 31, 1997, the fund returned 17.37% and the S&P 500 returned 40.65%.
Q. WHY DID THE FUND'S PERFORMANCE LAG THAT OF THE S&P 500?
A. The story in the telecommunications sector really hasn't changed for some time now. Fears over how and when deregulation will shape the competitive landscape continued to plague telecommunications stocks, including AT&T and the regional Bell operating companies (RBOCs). As in the past, investors during the past six months were concerned that as both local and long-distance markets continue to open, increased competition will hurt earnings. Uncertainty over the timing of deregulation and competitive guidelines, combined with deteriorating business prospects, hurt many stocks in the group.
Q. WHAT FACTORS HURT BUSINESS PROSPECTS FOR COMPANIES IN THE SECTOR?
A. Among the long distance providers, increased competition and more aggressive pricing made it tougher for companies to increase their earnings. On the local side, line growth has slowed and we've started to see competitive local exchange companies (CLECs) eat into the market share of the RBOCs.
Q. WHAT SORTS OF THEMES HAVE YOU PURSUED IN THIS UNCERTAIN
ENVIRONMENT?
A. I've tried to focus on those stocks that I feel have a noteworthy advantage. I believe the industry is biased against the larger incumbent, or existing, telephone providers, and favors companies that don't have incumbent market share but have strategies or assets in place that should allow them to gain much more market share going forward. In essence, the incumbents have more to lose, while the new competitors have more to gain. I also emphasized equipment providers, which have been in high demand due to companies' focus on infrastructure improvements. Finally, as this industry continued to consolidate, I've looked for companies that are likely to be acquired at a premium.
Q. WHAT STOCKS HAVE DONE WELL FOR THE FUND? WHICH WERE DISAPPOINTING?
A. The fund's two largest holdings, WorldCom and Tel-Save, performed quite well. WorldCom was well-positioned because of the assets it has in place in terms of local, Internet, long-distance and international networks. Shares of Tel-Save rose in anticipation of its long-distance service that will be sold over America Online. In addition, Tel-Save recently started a CLEC to diversify its fiberoptic product line. In general, CLECs performed well, including Brooks Fiber, one of the fund's top 10 investments. The equipment providers also generally saw share price gains, including Alcatel. On the minus side, MCI struggled as it encountered some difficulties in finalizing its acquisition by British Telecommunications. Beyond that, some smaller equipment providers and phone service stocks proved disappointing. Among these was Viatel, an international long-distance provider that fell due to concerns over its long-term growth potential, given the intense competitive environment.
Q. YOU HAVE MORE THAN 25% OF THE FUND CONCENTRATED IN THE TOP TWO STOCKS, AND ALMOST 50% OF THE FUND INVESTED IN THE TOP FIVE. WHY IS THAT, AND DOES THAT MAKE THE FUND MORE VOLATILE?
A. In managing the fund, I'm dealing with an industry in which competition is intense. I've concentrated the fund among its larger holdings because I have a great deal of conviction in them when compared to the alternatives. In a sector where the environment is uncertain, I feel I would be watering down my ability to perform well if I spread my investments out. The concentration of the fund may have created more volatility, but the fund's top holdings contributed significantly to the fund's performance.
Q. WHAT'S YOUR OUTLOOK?
A. I don't believe the investing environment for the sector will change appreciably in the near future. Increased competition is coming, but slowly. There is still a great deal of uncertainty over the ultimate form of regulations within the industry. But enough competition is developing to weaken the incumbents' growth. As a result, I'll probably continue to pursue my theme of focusing on smaller, developing companies with some kind of competitive advantage that will help them capture market share. And, I think the telephone services group as a whole will have a difficult operating outlook for the next couple of years, which is why I'll probably continue to maintain a stake in the equipment providers as well.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


FUND FACTS
START DATE: July 29, 1985
FUND NUMBER: 096
TRADING SYMBOL: FSTCX
SIZE: as of August 31, 1997, more than
$352 million
MANAGER: Nick Thakore, since 1996; manager,
Fidelity Utilities Fund, Fidelity Advisor Utilities
Fund and Fidelity Select Utilities Growth
Portfolio, since August 1997; analyst, various industries, 1993-1996; joined Fidelity in 1993
(checkmark)
TELECOMMUNICATIONS PORTFOLIO
INVESTMENTS AUGUST 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 93.6%
 SHARES VALUE (NOTE 1)
APPLIANCE STORES - 2.8%
ELECTRIC APPLIANCES - WHOLESALE - 2.8%
Cellstar Corp.   300,000 $ 9,993,750
BROADCASTING - 5.8%
COMMUNICATIONS SERVICES - 5.8%
APT Satellite Holdings Ltd.
 sponsored ADR  1,223,200  18,195,100  00203R10
Smartalk Teleservices, Inc. (a)   100,300  2,306,900  83169A10
  20,502,000
CELLULAR - 0.7%
CELLULAR & COMMUNICATION SERVICES - 0.7%
Nextel Communications, Inc. Class A (a) 100,000 2,506,250 65332V10 COMMUNICATIONS EQUIPMENT - 8.1%
TELEPHONE EQUIPMENT - 8.1%
Advanced Fibre Communication, Inc.   5,800  361,050  00754A10
Andrew Corp. (a)   384,700  9,569,413  03442510
Nokia Corp. AB sponsored ADR  165,000  12,787,500  65490220
Tellabs, Inc. (a)   100,000  5,968,750  87966410
  28,686,713
COMPUTER SERVICES & SOFTWARE - 1.0%
COMPUTER SERVICES - 1.0%
NETCOM On-Line Communication
 Services, Inc. (a)   279,000  3,644,438  64108110
ELECTRICAL EQUIPMENT - 8.2%
ELECTRICAL MACHINERY - 7.3%
Alcatel Alsthom Compagnie Generale
 d'Electricite SA sponsored ADR  900  22,163  01390430
Alcatel Alsthom Compagnie Generale
 d'Electricite SA  213,000  26,038,350  01390492
  26,060,513
TV & RADIO COMMUNICATION EQUIPMENT - 0.9%
California Amplifier, Inc. (a)(c)   654,300  3,251,053  12990010
TOTAL ELECTRICAL EQUIPMENT   29,311,566
ELECTRONICS - 6.0%
ELECTRONICS & ELECTRONIC COMPONENTS - 1.6%
Alpine Group, Inc.   401,600  5,672,600  02082510
SEMICONDUCTORS - 4.4%
Intel Corp. warrants 3/14/98 (a)  14,900  1,067,213  45814014
Motorola, Inc.   200,000  14,675,000  62007610
  15,742,213
TOTAL ELECTRONICS   21,414,813
METALS & MINING - 3.1%
NONFERROUS ROLLING & DRAWING - 3.1%
Superior Telecom, Inc.   288,300  10,901,342  86836510
SERVICES - 1.2%
BUSINESS SERVICES - 1.2%
Sitel Corp. (a)   150,000  1,593,750  82980K10
Snyder Communications, Inc. (a)   90,000  2,576,250  83291410
  4,170,000
MANAGEMENT CONSULTING SERVICES - 0.0%
Hagler Bailly, Inc.   300  6,488  40518310
TOTAL SERVICES   4,176,488
TELEPHONE SERVICES - 56.7%
BCE, Inc.   415,100  11,770,265  05534B10
Brooks Fiber Properties, Inc. (a)   428,000  14,391,500  11439910

 SHARES VALUE (NOTE 1)
Cincinnati Bell, Inc.   280,800 $ 7,564,050  17187010
MCI Communications Corp.   850,000  24,225,000  55267310
McLeodUSA, Inc. Class A (a)  328,200  11,117,775  58226610
Nippon Telegraph & Telephone
 Corp. Ord.   1,054  9,859,437  65462492
Primus Telecommunications Group, Inc.   457,300  3,658,400  74192910
Qwest Communications
 International, Inc.   1,200  48,900  74912110
STAR Telecommunications, Inc.   11,800  202,075  85492310
Tel-Save Holdings, Inc. (a)   2,622,000  46,868,250  87917610
Telco Communications Group, Inc.   438,800  12,999,450  87920510
Viatel, Inc. (a)(c)  1,656,000  7,866,000  92552920
WorldCom, Inc. (a)  1,699,245  50,871,147  98155K10
  201,442,249
TOTAL COMMON STOCKS
 (Cost $301,457,932)   332,579,609
CASH EQUIVALENTS - 6.4%
Taxable Central Cash Fund (b)
 (Cost $22,925,645)  22,925,645  22,925,645  31635A10
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $324,383,577) $ 355,505,254
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.65%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3. Affiliated company (see Note 10 of Notes to Financial Statements). OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $204,743,940 and $277,408,563 respectively (see Note 3 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $40,625 for the period (see Note 4 of Notes to Financial Statements).
The fund participated in the securities lending program. At the period end, the value of securities loaned and the value of collateral amounted to $2,300,000 and $2,400,000 respectively (see Note 6 of Notes to Financial Statements).
The fund participated in the bank borrowing program. The maximum loan and the average daily loan balances during the periods for which loans were outstanding amounted to $4,576,000 and $3,806,167, respectively. The weighted average interest rate paid was 5.86% (see Note 7 of Notes to Financial Statements).
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States   77.9%
France   7.3
Hong Kong   5.1
Finland   3.6
Canada   3.3
Japan   2.8
TOTAL   100.0%
Transactions during the period with companies which are or were affiliates are as follows:
 PURCHASES SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
California Amplifier, Inc.  $ - $ - $ - $ 3,251,053
Viatel, Inc.   -  -  -  7,866,000
TOTALS  $ - $ - $ - $ 11,117,053
INCOME TAX INFORMATION
At August 31,1997, the aggregate cost of investment securities for income tax purposes was $324,394,082. Net unrealized appreciation aggregated $31,111,172, of which $57,592,812 related to appreciated investment securities and $26,481,640 related to depreciated investment securities.
TELECOMMUNICATIONS PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31,
1997
(UNAUDITED)

ASSETS

INVESTMENT IN                       $ 355,505,254
SECURITIES, AT
VALUE
(COST
$324,383,57
7) - SEE
ACCOMPANYIN
G SCHEDULE

RECEIVABLE FOR                       917,420
INVESTMENTS
SOLD

RECEIVABLE FOR                       214,675
FUND SHARES
SOLD

DIVIDENDS                            155,197
RECEIVABLE

INTEREST                             75,093
RECEIVABLE

REDEMPTION FEES                      350
RECEIVABLE

OTHER                                62,732
RECEIVABLES

 TOTAL ASSETS                        356,930,721

LIABILITIES

PAYABLE FOR           $ 1,110,052
FUND SHARES
REDEEMED

ACCRUED                183,082
MANAGEMENT
FEE

OTHER PAYABLES         324,890
AND
ACCRUED
EXPENSES

COLLATERAL ON          2,400,000
SECURITIES
LOANED,
AT VALUE

 TOTAL LIABILITIES                   4,018,024

NET ASSETS                          $ 352,912,697

NET ASSETS
CONSIST OF:

PAID IN CAPITAL                     $ 292,893,853

ACCUMULATED                          (1,013,876)
NET INVESTMENT
(LOSS)

ACCUMULATED                          29,918,107
UNDISTRIBUTED
NET REALIZED
GAIN (LOSS) ON
INVESTMENTS
AND FOREIGN
CURRENCY
TRANSACTIONS

NET UNREALIZED                       31,114,613
APPRECIATION
(DEPRECIATION)
ON
INVESTMENTS
AND ASSETS
AND LIABILITIES
IN
FOREIGN
CURRENCIES

NET ASSETS, FOR                     $ 352,912,697
7,851,395
SHARES
OUTSTANDING

NET ASSET                            $44.95
VALUE AND
REDEMPTION
PRICE PER
SHARE
($352,912,6
97 (DIVIDED BY)
7,851,395
SHARES)

MAXIMUM                              $46.34
OFFERING PRICE
PER SHARE
(100/97.00
OF $44.95)

STATEMENT OF OPERATIONS
 SIX MONTHS
ENDED AUGUST
31, 1997
(UNAUDITED)

INVESTMENT                         $ 1,222,949
INCOME
DIVIDENDS

INTEREST                            651,648
(INCLUDING
INCOME ON
SECURITIES
LOANED OF
$55,434)

 TOTAL INCOME                       1,874,597

EXPENSES

MANAGEMENT           $ 1,102,938
FEE

TRANSFER AGENT        1,490,200
FEES

ACCOUNTING AND        188,981
SECURITY
LENDING FEES

NON-INTERESTED        834
TRUSTEES'
COMPENSATION

CUSTODIAN FEES        45,187
AND EXPENSES

REGISTRATION FEES     25,537

AUDIT                 17,217

LEGAL                 1,532

INTEREST              3,719

MISCELLANEOUS         37,992

 TOTAL EXPENSES       2,914,137
BEFORE
REDUCTIONS

 EXPENSE              (25,664)      2,888,473
REDUCTIONS

NET INVESTMENT                      (1,013,876)
INCOME (LOSS)

REALIZED AND
UNREALIZED
GAIN (LOSS)
NET REALIZED
GAIN (LOSS) ON:

 INVESTMENT           30,131,763
SECURITIES

 FOREIGN              (48,671)      30,083,092
CURRENCY
TRANSACTIONS

CHANGE IN NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
ON:

 INVESTMENT           5,805,838
SECURITIES

 ASSETS AND           (7,064)       5,798,774
LIABILITIES IN
 FOREIGN
CURRENCIES

NET GAIN (LOSS)                     35,881,866

NET INCREASE                       $ 34,867,990
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                              $ 233,224
INFORMATION
SALES CHARGES
PAID TO FDC

 DEFERRED SALES                    $ 9,425
CHARGES
WITHHELD
 BY FDC

 EXCHANGE FEES                     $ 41,910
WITHHELD BY
FSC

 EXPENSE                           $ 24,693
REDUCTIONS
 DIRECTED
BROKERAGE
ARRANGEMENTS

  CUSTODIAN                         929
CREDITS

  TRANSFER                          42
AGENT CREDITS

                                   $ 25,664

STATEMENT OF CHANGES IN NET ASSETS
INCREASE         SIX MONTHS ENDED   YEAR ENDED
(DECREASE) IN    AUGUST 31, 1997    FEBRUARY 28,
NET ASSETS       (UNAUDITED)        1997

OPERATIONS          $ (1,013,876)    $ 1,291,317
NET
INVESTMENT
INCOME (LOSS)

 NET REALIZED        30,083,092       45,424,681
GAIN (LOSS)

 CHANGE IN NET       5,798,774        (11,984,796)
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE        34,867,990       34,731,202
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

DISTRIBUTIONS TO     -                (1,643,666)
SHAREHOLDERS
FROM NET
INVESTMENT
INCOME

 FROM NET            (9,196,271)      (63,334,526)
REALIZED GAIN

 TOTAL               (9,196,271)      (64,978,192)
DISTRIBUTIONS

SHARE                55,830,112       194,213,580
TRANSACTIONS
NET PROCEEDS
FROM SALES OF
SHARES

 REINVESTMENT        8,968,860        63,659,054
OF
DISTRIBUTIONS

 COST OF SHARES      (126,236,043)    (307,709,801)
REDEEMED

 REDEMPTION          142,818          319,443
FEES

 NET INCREASE        (61,294,253)     (49,517,724)
(DECREASE)
IN NET
ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL              (35,622,534)     (79,764,714)
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 BEGINNING OF        388,535,231      468,299,945
PERIOD

 END OF PERIOD      $ 352,912,697    $ 388,535,231
(INCLUDING
ACCUMULATED
NET INVESTMENT
LOSS OF
$1,013,876
AND $0
RESPECTIVELY)

OTHER
INFORMATION
SHARES

 SOLD                1,268,785        4,489,283

 ISSUED IN           235,092          1,575,164
REINVESTMENT
OF
DISTRIBUTIONS

 REDEEMED            (2,948,654)      (7,203,986)

 NET INCREASE        (1,444,777)      (1,139,539)
(DECREASE)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

             SIX MONTHS ENDED   YEAR ENDED     YEAR ENDED     YEARS ENDED           TEN MONTHS ENDED
             AUGUST 31, 1997    FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,          FEBRUARY 28,

SELECTED     (UNAUDITED)        1997           1996           1995           1994   1993
PER-SHARE
DATA



NET ASSET VALUE,     $ 41.80       $ 44.87     $ 38.34     $ 37.10     $ 34.19     $ 29.22
BEGINNING OF
PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET                  (.12)         .12 G       .51         .29         .25         .29
INVESTMENT
INCOME (LOSS) D

 NET REALIZED         4.29          2.92        9.15        2.54        7.00        5.29
AND
UNREALIZED
GAIN (LOSS)

 TOTAL FROM           4.17          3.04        9.66        2.83        7.25        5.58
INVESTMENT
OPERATIONS

LESS
DISTRIBUTIONS

 FROM NET             -             (.16)       (.39)       (.33)       (.20)       (.18)
INVESTMENT
INCOME

 FROM NET             (1.04)        (5.98)      (2.75)      (1.27)      (4.18)      (.48)
REALIZED GAIN

 TOTAL                (1.04)        (6.14)      (3.14)      (1.60)      (4.38)      (.66)
DISTRIBUTIONS

REDEMPTION FEES       .02           .03         .01         .01         .04         .05
ADDED TO PAID
IN CAPITAL

NET ASSET VALUE,     $ 44.95       $ 41.80     $ 44.87     $ 38.34     $ 37.10     $ 34.19
END OF PERIOD

TOTAL RETURN B, C     10.47%        7.85%       25.79%      7.98%       21.90%      19.49%

RATIOS AND
SUPPLEMENTAL
DATA

NET ASSETS, END      $ 352,913     $ 388,535   $ 468,300   $ 369,476   $ 371,025   $ 134,338
OF PERIOD
(000 OMITTED)

RATIO OF              1.57% A       1.51%       1.52%       1.56%       1.54%       1.74% A
EXPENSES TO
AVERAGE NET
ASSETS

RATIO OF              1.55% A, E    1.47% E     1.52%       1.55% E     1.53% E     1.74% A
EXPENSES TO
AVERAGE NET
ASSETS AFTER
EXPENSE
REDUCTIONS

RATIO OF NET          (.55)% A      .27%        1.17%       .77%        .64%        1.16% A
INVESTMENT
INCOME (LOSS)
TO AVERAGE NET
ASSETS

PORTFOLIO             117% A        175%        89%         107%        241%        115% A
TURNOVER RATE

AVERAGE              $ .0035       $ .0321
COMMISSION
RATE F


A ANNUALIZED B
 THE TOTAL RETURNS
WOULD HAVE BEEN
LOWER HAD CERTAIN
EXPENSES NOT
BEEN REDUCED
DURING THE PERIODS
SHOWN (SEE NOTE
8 OF NOTES TO
FINANCIAL
STATEMENTS). C
 TOTAL RETURNS DO
NOT INCLUDE THE
ONE TIME SALES
CHARGE AND FOR
PERIODS OF LESS
THAN ONE YEAR ARE
NOT
ANNUALIZED. D
NET INVESTMENT
INCOME (LOSS) PER
SHARE HAS BEEN
CALCULATED BASED
ON AVERAGE SHARES
OUTSTANDING
DURING THE
PERIOD. E FMR
OR THE FUND HAS
ENTERED INTO
VARYING
ARRANGEMENTS
WITH THIRD PARTIES
WHO EITHER PAID OR
REDUCED A PORTION
OF THE FUND'S
EXPENSES (SEE
NOTE 8 OF NOTES
TO FINANCIAL
STATEMENTS). F
 FOR FISCAL YEARS
BEGINNING ON OR
AFTER SEPTEMBER
1, 1995, A FUND
IS REQUIRED TO
DISCLOSE ITS
AVERAGE
COMMISSION RATE
PER SHARE FOR
SECURITY TRADES ON
WHICH
COMMISSIONS ARE
CHARGED.  THIS
AMOUNT MAY VARY
FROM PERIOD TO
PERIOD AND FUND TO
FUND DEPENDING
ON THE MIX OF
TRADES EXECUTED IN
VARIOUS MARKETS
WHERE TRADING
PRACTICES AND
COMMISSION RATE
STRUCTURES MAY
DIFFER. G INVEST
MENT INCOME PER
SHARE REFLECTS A
SPECIAL DIVIDEND
WHICH AMOUNTED
TO $.07 PER
SHARE.

UTILITIES GROWTH PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value), but does not include certain fees paid by shareholders upon exchange or redemption.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED             PAST 6   PAST 1   PAST 5    PAST 10
AUGUST 31, 1997           MONTHS   YEAR     YEARS     YEARS

UTILITIES GROWTH          5.33%    24.15%   79.18%    240.64%

UTILITIES GROWTH          2.17%    20.42%   73.80%    230.42%
(INCL. 3% SALES CHARGE)

S&P 500                   14.78%   40.65%   146.47%   266.19%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one, five or 10 years. You can compare the fund's returns to the performance of the S&P 500 - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvestment of dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED             PAST 1   PAST 5   PAST 10
AUGUST 31, 1997           YEAR     YEARS    YEARS

UTILITIES GROWTH          24.15%   12.37%   13.04%

UTILITIES GROWTH          20.42%   11.69%   12.70%
(INCL. 3% SALES CHARGE)

S&P 500                   40.65%   19.77%   13.86%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY. THAT MEANS IF YOU
SELL YOUR SHARES DURING A SECTOR DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN IDENTIFY A
SECTOR THAT IS ABOUT TO EXPERIENCE RAPID GROWTH
YOU MAY HAVE THE POTENTIAL FOR ABOVE-AVERAGE
GAINS.
(CHECKMARK)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19970831 19970909 151200 S00000000000001
             Utilities Growth            S&P 500
             00065                       SP001
  1987/08/31       9700.00                    10000.00
  1987/09/30       9621.75                     9781.00
  1987/10/31       9041.95                     7674.17
  1987/11/30       8739.60                     7041.82
  1987/12/31       8815.08                     7577.70
  1988/01/31       9576.88                     7896.72
  1988/02/29       9501.83                     8264.71
  1988/03/31       9231.63                     8009.33
  1988/04/30       9257.90                     8098.24
  1988/05/31       9546.86                     8168.69
  1988/06/30       9798.29                     8543.63
  1988/07/31       9767.19                     8511.17
  1988/08/31       9751.75                     8221.79
  1988/09/30      10091.48                     8572.04
  1988/10/31      10303.81                     8810.34
  1988/11/30      10284.50                     8684.35
  1988/12/31      10265.72                     8836.33
  1989/01/31      10749.28                     9483.15
  1989/02/28      10681.89                     9247.02
  1989/03/31      10864.22                     9462.47
  1989/04/30      11423.09                     9953.57
  1989/05/31      11966.10                    10356.69
  1989/06/30      12268.35                    10297.66
  1989/07/31      12940.19                    11227.54
  1989/08/31      12997.20                    11447.60
  1989/09/30      13184.50                    11400.66
  1989/10/31      13123.43                    11136.17
  1989/11/30      13555.04                    11363.35
  1989/12/31      14271.68                    11636.07
  1990/01/31      13567.25                    10855.29
  1990/02/28      13542.82                    10995.32
  1990/03/31      13469.53                    11286.70
  1990/04/30      12907.62                    11004.53
  1990/05/31      13579.47                    12077.47
  1990/06/30      13740.39                    11995.34
  1990/07/31      13853.18                    11956.96
  1990/08/31      13092.85                    10876.05
  1990/09/30      13126.27                    10346.39
  1990/10/31      13798.87                    10301.90
  1990/11/30      14162.33                    10967.40
  1990/12/31      14350.82                    11273.39
  1991/01/31      14287.54                    11764.91
  1991/02/28      14903.42                    12606.10
  1991/03/31      15072.15                    12911.17
  1991/04/30      15004.66                    12942.15
  1991/05/31      15008.88                    13501.25
  1991/06/30      14826.82                    12882.90
  1991/07/31      15309.34                    13483.24
  1991/08/31      15660.28                    13802.79
  1991/09/30      16142.80                    13572.29
  1991/10/31      16366.52                    13754.15
  1991/11/30      16555.15                    13199.86
  1991/12/31      17368.51                    14709.93
  1992/01/31      16833.88                    14436.32
  1992/02/29      16710.51                    14623.99
  1992/03/31      16536.87                    14338.83
  1992/04/30      16989.24                    14760.39
  1992/05/31      17318.25                    14832.71
  1992/06/30      17518.58                    14611.71
  1992/07/31      18450.07                    15209.33
  1992/08/31      18440.62                    14897.53
  1992/09/30      18539.91                    15073.32
  1992/10/31      18535.18                    15126.08
  1992/11/30      18662.85                    15641.88
  1992/12/31      19208.24                    15834.28
  1993/01/31      19534.98                    15967.28
  1993/02/28      20539.94                    16184.44
  1993/03/31      21094.41                    16525.93
  1993/04/30      20979.12                    16126.00
  1993/05/31      21024.12                    16558.18
  1993/06/30      21829.08                    16606.20
  1993/07/31      22079.07                    16539.77
  1993/08/31      23039.03                    17166.63
  1993/09/30      23039.03                    17034.45
  1993/10/31      22804.04                    17387.06
  1993/11/30      21689.09                    17221.88
  1993/12/31      21617.85                    17430.27
  1994/01/31      22060.80                    18022.90
  1994/02/28      21059.86                    17534.48
  1994/03/31      20300.53                    16769.97
  1994/04/30      20884.50                    16984.63
  1994/05/31      20467.51                    17263.18
  1994/06/30      20402.91                    16840.23
  1994/07/31      20990.21                    17392.59
  1994/08/31      20907.99                    18105.69
  1994/09/30      20373.54                    17662.10
  1994/10/31      20631.96                    18059.49
  1994/11/30      19886.08                    17401.77
  1994/12/31      20015.82                    17659.84
  1995/01/31      20832.67                    18117.75
  1995/02/28      21104.95                    18823.80
  1995/03/31      21189.66                    19379.29
  1995/04/30      21928.28                    19950.01
  1995/05/31      22267.60                    20747.42
  1995/06/30      22485.73                    21229.38
  1995/07/31      23091.65                    21933.35
  1995/08/31      23679.40                    21988.40
  1995/09/30      24806.41                    22916.31
  1995/10/31      25048.78                    22834.50
  1995/11/30      25600.17                    23836.93
  1995/12/31      26899.16                    24296.03
  1996/01/31      27183.02                    25123.07
  1996/02/29      26553.59                    25355.96
  1996/03/31      26319.09                    25600.14
  1996/04/30      27381.75                    25977.48
  1996/05/31      27401.57                    26647.44
  1996/06/30      27824.35                    26748.97
  1996/07/31      26608.85                    25567.20
  1996/08/31      26615.46                    26106.41
  1996/09/30      27097.69                    27575.68
  1996/10/31      28233.92                    28336.22
  1996/11/30      29561.72                    30478.15
  1996/12/31      29956.49                    29874.38
  1997/01/31      30857.23                    31740.93
  1997/02/28      31369.02                    31989.78
  1997/03/31      29704.01                    30675.32
  1997/04/30      30767.15                    32506.64
  1997/05/31      32789.83                    34485.64
  1997/06/30      33790.67                    36030.60
  1997/07/31      34595.54                    38897.55
  1997/08/29      33041.79                    36618.51
IMATRL PRASUN   SHR__CHT 19970831 19970909 151217 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Select Utilities Growth Portfolio on August 31, 1987, and the current maximum 3% sales charge was paid. As the chart shows, by August 31, 1997, the value of the investment would have grown to $33,042 - a 230.42% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $36,619 - a 266.19% increase. INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1997
                                 % OF FUND'S
                                 INVESTMENTS

SBC COMMUNICATIONS, INC.         9.5

WORLDCOM, INC.                   9.3

BELLSOUTH CORP.                  4.8

BELL ATLANTIC CORP.              4.7

AMERITECH CORP.                  4.5

AES CORP.                        4.2

GTE CORP.                        4.0

U.S. WEST COMMUNICATIONS GROUP   3.3

AIRTOUCH COMMUNICATIONS, INC.    3.2

MCI COMMUNICATIONS CORP.         3.2

TOP INDUSTRIES AS OF AUGUST 31, 1997
TELEPHONE SERVICES 50.7%
ELECTRIC POWER 10.1%
GAS DISTRIBUTION 8.2%
GAS TRANSMISSION
& DISTRIBUTION 5.8%
GAS TRANSMISSION 4.7%
ALL OTHERS 20.5%






ROW: 1, COL: 1, VALUE: 20.5
ROW: 1, COL: 2, VALUE: 4.7
ROW: 1, COL: 3, VALUE: 5.8
ROW: 1, COL: 4, VALUE: 8.199999999999999
ROW: 1, COL: 5, VALUE: 10.1
ROW: 1, COL: 6, VALUE: 50.7
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
UTILITIES GROWTH PORTFOLIO
FUND TALK: THE MANAGERS' OVERVIEW



NOTE TO SHAREHOLDERS: On August 18, 1997, Nick Thakore (right) became Portfolio Manager of Fidelity Select Utilities Growth Portfolio. The following is an interview with John Muresianu (left), who managed the fund during most of the period covered by this report, with comments from Nick Thakore on his outlook.
Q. JOHN, HOW DID THE FUND PERFORM?
J.M. For the six months that ended August 31, 1997, the fund had a total return of 5.33%, while the Standard & Poor's 500 Index returned 14.78%. For the 12 months that ended August 31, 1997, the fund returned 24.15% and the S&P 500 returned 40.65%.
Q. WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
J.M. The sector underperformed the broad market as investors continued to be concerned about how ongoing deregulation would affect utilities companies, especially in the telephone and electric industries. Overall, though, the fund benefited from two factors. First, it had a solid concentration in telephone and gas utility stocks. During the period, telephone utility stocks performed the best among the three industries, with gas utility stocks and electric utility stocks falling in line, respectively. Second, strong individual stock selection had a positive effect on performance as well.
Q. WHAT HELPED TELEPHONE STOCKS PERFORM THE BEST AMONG THE UTILITY
SECTOR?
J.M. In general, telephone companies posted the best earnings growth - and stock prices generally follow earnings - even though there was some concern about future competition due to deregulation. Gas companies, on the other hand, after performing quite well in 1995 and 1996, were hurt by weaker-than-expected natural gas prices due to unexpectedly mild weather. Nevertheless, the price of natural gas did not fall to levels that would have caused major problems, and the expectation of industry consolidation helped sustain stock prices somewhat. Stocks in the electric utility industry were stalled by three factors: These stocks tend to trade in concert with bonds and, because of an uncertain interest-rate backdrop, the bond market proved to be fairly volatile; operating costs have increased for most electric utilities with nuclear power plants as a result of regulatory pressure; and earnings suffered due to the mild weather over the period.
Q. ELECTRIC UTILITY STOCKS LAGGED THE PHONE AND GAS UTILITIES, YET YOU INCREASED THE FUND'S INVESTMENTS IN THE ELECTRICS. WHY WAS THAT?
J.M. In my judgment, selected electric utility stocks were oversold and became too cheap to ignore. I took profits by selling stocks in other areas to replace them with a higher weighting in these attractive electric stocks.
Q. WHAT WERE SOME OF THE FUND'S STRONGER-PERFORMING STOCKS OVER THE PERIOD? WHAT WERE THE DISAPPOINTMENTS?
J.M. WorldCom was one of the fund's top performers. It posted very strong earnings growth as it consistently beat expectations. AirTouch Communications also proved to be a positive contributor, turning around its earnings more than the market expected. It was helped by strong domestic and international subscriber additions for its wireless communications services. Sprint also did well, as many investors anticipated that the company would be acquired. On the minus side, Enron was hurt by declining natural gas prices and disappointing earnings from its pipeline and trading operations.
Q. TURNING TO YOU, NICK, WHAT'S YOUR OUTLOOK?
A. Deregulation - in all of the utilities industries, but especially in the telephones - should lead to tremendous changes in the competitive landscape. My goal will be to find the companies that will be the net beneficiaries of this competition and that show superior earnings growth relative to their group. In the past, there hasn't been much of a difference among many of the stocks in the sector, but we're entering an era where the differences should become much more dramatic. With the sector going through such significant changes, it will be important to differentiate between the winners and the losers. I'll focus on newer companies that may be less vulnerable to deregulation, as well as companies that are likely to be acquired through consolidation.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
START DATE: DECEMBER 10, 1981
FUND NUMBER: 065
TRADING SYMBOL: FSUTX
SIZE: AS OF AUGUST 31, 1997, MORE THAN
$223 MILLION
MANAGER: NICK THAKORE, SINCE AUGUST 1997;
MANAGER, FIDELITY SELECT TELECOMMUNICATIONS
PORTFOLIO, SINCE 1996; FIDELITY UTILITIES FUND AND
FIDELITY ADVISOR UTILITIES GROWTH FUND, SINCE
AUGUST 1997; JOINED FIDELITY IN 1993
(CHECKMARK)
UTILITIES GROWTH PORTFOLIO
INVESTMENTS AUGUST 31, 1997 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 94.1%
 SHARES VALUE (NOTE 1)
BROADCASTING - 0.0%
CABLE TV OPERATORS - 0.0%
TCI Satellite Entertainment, Inc. Class A (a) 450 $ 3,108 87229810 Tele Communications, Inc. (TCI), Series A (a) 4,300 75,250 87924V10
  78,358
CELLULAR - 3.8%
CELLULAR & COMMUNICATION SERVICES - 3.8%
AirTouch Communications, Inc. (a)   212,300  7,178,394  00949T10
Cellnet Data Systems, Inc. (a)   23,700  284,400  15115M10
Telephone & Data Systems, Inc.   7,706  304,387  87943310
Vodafone Group PLC sponsored ADR  14,400  733,500  92857T10
  8,500,681
COAL - 0.3%
MAPCO, Inc.   21,500  645,000  56509710
COMMUNICATIONS EQUIPMENT - 1.8%
TELEPHONE EQUIPMENT - 1.8%
Lucent Technologies, Inc.   52,456  4,085,011  54946310
COMPUTER SERVICES & SOFTWARE - 0.2%
DATA PROCESSING - 0.2%
NCR Corp. (a)  10,156  359,903  62886E10
ELECTRIC UTILITY - 13.1%
ELECTRIC & OTHER SERVICES - 3.0%
DPL, Inc.   31,600  748,525  23329310
Enova Corp.   26,900  645,600  29355210
Hidroelectrica de Cantabrico SA  10,150  381,764  42899999
IES Industries, Inc.   9,600  294,000  44949M10
LG&E Energy Corp.   8,300  187,788  50191710
Montana Power Co.   29,100  671,119  61208510
NIPSCO Industries, Inc.   25,000  1,020,313  62914010
PECO Energy Co.   30,000  714,375  69330410
PacifiCorp.   42,500  881,875  69511410
Public Service Co. of New Mexico  30,600  558,450  74449910
Rochester Gas & Electric Corp.   8,400  197,925  77136710
Sierra Pacific Resources  5,100  159,375  82642510
Utilicorp United, Inc.   3,838  114,181  91800510
WPL Holdings, Inc.   900  24,919  92930510
  6,600,209
ELECTRIC POWER - 10.1%
AES Corp. (a)   254,298  9,409,026  00130H10
American Electric Power Co., Inc.   14,100  615,994  02553710
Baycorp Holdings Ltd. (a)   1,629  13,236  07272810
Boston Edison Co.   9,500  268,375  10059910
Central & South West Corp.   38,000  786,125  15235710
Central Louisiana Electric Co., Inc.   35,806  939,908  15389760
CESC Ltd. GDR (c)  32,600  32,600  15712810
DQE, Inc.   28,050  890,588  23329J10
Duke Energy Corp.   113,108  5,478,669  26439910
Entergy Corp.  15,200  377,150  29364G10
Houston Industries, Inc.   9,636  195,129  44216110
Kansas City Power & Light Co.   8,100  231,863  48513410
Korea Electric Power Corp.
 sponsored ADR  19,000  309,938  50063110
Pinnacle West Capital Corp.   22,700  733,494  72348410
Southern Co.   19,000  400,188  84258710
TECO Energy, Inc.   6,600  158,813  87237510
Texas Utilities Co.   39,757  1,386,525  88284810
United Illuminating Co.   7,600  265,525  91063710
  22,493,146
TOTAL ELECTRIC UTILITY   29,093,355

 SHARES VALUE (NOTE 1)
GAS - 19.8%
GAS & OTHER SERVICES - 1.1%
MDU Resources Group, Inc.   49,300 $ 1,180,119  55269010
UGI Corp.  41,051  1,072,457  90268110
Western Resources, Inc.   6,200  207,700  95942510
  2,460,276
GAS DISTRIBUTION - 8.2%
Eastern Enterprises Co.   65,500  2,337,531  27637F10
Energen Corp.   31,900  1,150,394  29265N10
K N Energy, Inc.   60,600  2,514,900  48262010
MCN Corp.   182,400  5,597,400  55267J10
NUI Corp.   16,600  381,800  62943010
National Fuel Gas Co.   7,400  328,838  63618010
New Jersey Resources Corp.   8,200  262,913  64602510
NICOR, Inc.   16,100  584,631  65408610
Northwest Natural Gas Co.   4,150  103,750  66765510
Pacific Enterprises  126,700  4,173,181  69423210
Peoples Energy Corp.   9,200  346,725  71103010
WICOR, Inc.   11,200  443,100  92925310
  18,225,163
GAS TRANSMISSION - 4.7%
Enron Corp.   83,696  3,227,527  29356110
ONEOK, Inc.   28,759  931,073  68267810
Sonat, Inc.   81,000  4,034,813  83541510
USX-Delhi Group  5,400  72,225  90336X10
Williams Companies, Inc.   49,334  2,297,114  96945710
  10,562,752
GAS TRANSMISSION & DISTRIBUTION - 5.8%
Bay State Gas Co.  13,400  391,113  07261260
Columbia Gas System, Inc. (The)  65,000  4,290,000  19764810
Consolidated Natural Gas Co.   17,300  1,021,781  20961510
Equitable Resources, Inc.   17,550  536,372  29454910
Questar Corp.    116,300  4,652,000  74835610
Tejas Gas Corp (a).  34,995  1,662,263  87907510
Yankee Energy System, Inc.   15,700  370,913  98477910
  12,924,442
TOTAL GAS   44,172,633
HOLDING COMPANIES - 0.6%
CINergy Corp.   42,206  1,395,436  17247410
INDEPENDENT POWER - 0.0%
STEAM SUPPLY - 0.0%
Bonneville Pacific Corp. (a)   10,700  21,400  09890410
OIL & GAS - 3.8%
CRUDE PETROLEUM & GAS - 1.2%
Enserch Exploration, Inc.   264,962  2,384,658  29356V10
Nuevo Energy Corp. (a)   800  40,650  67050910
Occidental Petroleum Corp.   11,500  269,531  67459910
  2,694,839
PETROLEUM REFINERS - 2.6%
Coastal Corp. (The)  97,800  5,647,940  19044110
TOTAL OIL & GAS   8,342,779
TELEPHONE SERVICES - 50.7%
AT&T Corp.   80,500  3,139,500  00195710
ALLTEL Corp.   7,000  221,375  02003910
Ameritech Corp.  160,400  10,055,075  03095410
BCE, Inc.   55,520  1,574,284  05534B10
Bell Atlantic Corp.   145,084  10,500,455  07785310
BellSouth Corp.   243,600  10,718,400  07986010
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TELEPHONE SERVICES - CONTINUED
Cincinnati Bell, Inc.   26,600 $ 716,538  17187010
Frontier Corp.   800  17,650  35906P10
GTE Corp.   201,500  8,979,344  36232010
MCI Communications Corp.   249,000  7,096,500  55267310
SBC Communications, Inc.   390,196  21,216,908  78387G10
Sprint Corp.   144,800  6,805,600  85206110
U.S. West Communications Group  204,159  7,311,444  91288910
U.S. West Media Group (a)  192,359  3,847,180  91288920
WorldCom, Inc. (a)  687,700  20,588,019  98155K10
  112,788,272
TOTAL COMMON STOCKS
 (Cost $162,471,312)   209,482,828
CONVERTIBLE PREFERRED STOCKS - 0.7%
ELECTRIC UTILITY - 0.7%
COMBINATION UTILITIES - 0.7%
Citizens Utilities Trust $2.50
 (Cost $1,620,000)  32,400  1,445,850  17735120
CASH EQUIVALENTS - 5.2%
Taxable Central Cash Fund (b)
 (Cost $11,619,511)  11,619,511  11,619,511  31635A10
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $175,710,823)  $ 222,548,189
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.65%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $32,600 or 0.0% of net assets.
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $4,922,694 and $58,038,140 respectively (see Note 3 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $5,309 for the period (see Note 4 of Notes to Financial Statements).
INCOME TAX INFORMATION
At August 31, 1997, the aggregate cost of investment securities for income tax purposes was $175,862,642. Net unrealized appreciation aggregated $46,685,547, of which $48,575,288 related to appreciated investment securities and $1,889,741 related to depreciated investment securities.
UTILITIES GROWTH PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31,
1997
(UNAUDITED)

ASSETS

INVESTMENT IN                      $ 222,548,189
SECURITIES, AT
VALUE
(COST
$175,710,82
3) - SEE
ACCOMPANYIN
G SCHEDULE

RECEIVABLE FOR                      4,019,165
INVESTMENTS
SOLD

RECEIVABLE FOR                      130,441
FUND SHARES
SOLD

DIVIDENDS                           409,185
RECEIVABLE

INTEREST                            26,927
RECEIVABLE

REDEMPTION FEES                     362
RECEIVABLE

 TOTAL ASSETS                       227,134,269

LIABILITIES

PAYABLE TO            $ 33,385
CUSTODIAN
BANK

PAYABLE FOR            2,503,192
INVESTMENTS
PURCHASED

PAYABLE FOR            955,624
FUND SHARES
REDEEMED

ACCRUED                116,384
MANAGEMENT
FEE

OTHER PAYABLES         169,271
AND
ACCRUED
EXPENSES

 TOTAL LIABILITIES                  3,777,856

NET ASSETS                         $ 223,356,413

NET ASSETS
CONSIST OF:

PAID IN CAPITAL                    $ 162,551,866

UNDISTRIBUTED                       1,681,031
NET INVESTMENT
INCOME

ACCUMULATED                         12,286,243
UNDISTRIBUTED
NET REALIZED
GAIN (LOSS) ON
INVESTMENTS
AND FOREIGN
CURRENCY
TRANSACTIONS

NET UNREALIZED                      46,837,273
APPRECIATION
(DEPRECIATION)
ON
INVESTMENTS
AND ASSETS
AND LIABILITIES
IN
FOREIGN
CURRENCIES

NET ASSETS, FOR                    $ 223,356,413
4,731,014
SHARES
OUTSTANDING

NET ASSET                           $47.21
VALUE AND
REDEMPTION
PRICE PER
SHARE
($223,356,4
13 (DIVIDED BY)
4,731,014
SHARES)

MAXIMUM                             $48.67
OFFERING PRICE
PER SHARE
(100/97.00
OF $47.21)

STATEMENT OF OPERATIONS
 SIX MONTHS
ENDED AUGUST
31, 1997
(UNAUDITED)

INVESTMENT                          $ 3,139,937
INCOME
DIVIDENDS

INTEREST                             111,026

 TOTAL INCOME                        3,250,963

EXPENSES

MANAGEMENT           $ 713,494
FEE

TRANSFER AGENT        728,643
FEES

ACCOUNTING FEES       119,740
AND EXPENSES

NON-INTERESTED        537
TRUSTEES'
COMPENSATION

CUSTODIAN FEES        13,078
AND EXPENSES

REGISTRATION FEES     23,460

AUDIT                 13,882

LEGAL                 512

MISCELLANEOUS         1,401

 TOTAL EXPENSES       1,614,747
BEFORE
REDUCTIONS

 EXPENSE              (16,415)       1,598,332
REDUCTIONS

NET INVESTMENT                       1,652,631
INCOME

REALIZED AND
UNREALIZED
GAIN (LOSS)
NET REALIZED
GAIN (LOSS) ON:

 INVESTMENT           12,409,982
SECURITIES

 FOREIGN              (494)          12,409,488
CURRENCY
TRANSACTIONS

CHANGE IN NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
ON:

 INVESTMENT           (1,819,234)
SECURITIES

 ASSETS AND           (57)           (1,819,291)
LIABILITIES IN
 FOREIGN
CURRENCIES

NET GAIN (LOSS)                      10,590,197

NET INCREASE                        $ 12,242,828
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                               $ 104,820
INFORMATION
SALES CHARGES
PAID TO FDC

 DEFERRED SALES                     $ 12,846
CHARGES
WITHHELD
 BY FDC

 EXCHANGE FEES                      $ 23,453
WITHHELD BY
FSC

 EXPENSE                            $ 16,390
REDUCTIONS
 DIRECTED
BROKERAGE
ARRANGEMENTS

  TRANSFER                           25
AGENT CREDITS

                                    $ 16,415

STATEMENT OF CHANGES IN NET ASSETS
INCREASE         SIX MONTHS ENDED   YEAR ENDED
(DECREASE) IN    AUGUST 31, 1997    FEBRUARY 28,
NET ASSETS       (UNAUDITED)        1997

OPERATIONS          $ 1,652,631     $ 4,110,757
NET
INVESTMENT
INCOME

 NET REALIZED        12,409,488      12,598,841
GAIN (LOSS)

 CHANGE IN NET       (1,819,291)     21,791,297
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE        12,242,828      38,500,895
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

DISTRIBUTIONS TO     (984,947)       (3,870,074)
SHAREHOLDERS
FROM NET
INVESTMENT
INCOME

 FROM NET            (4,614,511)     (20,286,738)
REALIZED GAIN

 TOTAL               (5,599,458)     (24,156,812)
DISTRIBUTIONS

SHARE                21,469,535      128,552,346
TRANSACTIONS
NET PROCEEDS
FROM SALES OF
SHARES

 REINVESTMENT        5,426,243       23,344,588
OF
DISTRIBUTIONS

 COST OF SHARES      (67,082,856)    (176,372,790)
REDEEMED

 REDEMPTION          55,745          208,569
FEES

 NET INCREASE        (40,131,333)    (24,267,287)
(DECREASE)
IN NET
ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL              (33,487,963)    (9,923,204)
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 BEGINNING OF        256,844,376     266,767,580
PERIOD

 END OF PERIOD      $ 223,356,413   $ 256,844,376
(INCLUDING
UNDISTRIBUTE
D NET
INVESTMENT
INCOME OF
$1,681,03
1 AND
$1,654,36
0,
RESPECTIVELY)

OTHER
INFORMATION
SHARES

 SOLD                463,544         2,986,768

 ISSUED IN           128,919         570,027
REINVESTMENT
OF
DISTRIBUTIONS

 REDEEMED            (1,448,344)     (4,168,871)

 NET INCREASE        (855,881)       (612,076)
(DECREASE)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

             SIX MONTHS ENDED   YEAR ENDED     YEAR ENDED     YEARS ENDED           TEN MONTHS ENDED
             AUGUST 31, 1997    FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,          FEBRUARY 28,

SELECTED     (UNAUDITED)        1997           1996           1995           1994   1993
PER-SHARE
DATA



NET ASSET VALUE,     $ 45.97       $ 43.03     $ 34.88     $ 36.61     $ 41.49     $ 37.18
BEGINNING OF
PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET                  .32           .73         1.10        1.13        1.33        1.19
INVESTMENT
INCOME D

 NET REALIZED         1.99          6.41        7.86        (1.17)      (.16)       6.14
AND
UNREALIZED
GAIN (LOSS)

 TOTAL FROM           2.31          7.14        8.96        (.04)       1.17        7.33
INVESTMENT
OPERATIONS

LESS
DISTRIBUTIONS

 FROM NET             (.19)         (.70)       (.84)       (1.05)      (1.13)      (1.33)
INVESTMENT
INCOME

 FROM NET             (.89)         (3.54)      -           (.67)       (4.94)      (1.70)
REALIZED GAIN

 TOTAL                (1.08)        (4.24)      (.84)       (1.72)      (6.07)      (3.03)
DISTRIBUTIONS

REDEMPTION FEES       .01           .04         .03         .03         .02         .01
ADDED TO PAID
IN CAPITAL

NET ASSET VALUE,     $ 47.21       $ 45.97     $ 43.03     $ 34.88     $ 36.61     $ 41.49
END OF PERIOD

TOTAL RETURN B, C     5.33%         18.13%      25.82%      .21%        2.53%       20.90%

RATIOS AND
SUPPLEMENTAL
DATA

NET ASSETS, END      $ 223,356     $ 256,844   $ 266,768   $ 237,635   $ 250,522   $ 290,718
OF PERIOD
(000 OMITTED)

RATIO OF              1.34% A       1.47%       1.39%       1.43%       1.36%       1.42% A
EXPENSES TO
AVERAGE NET
ASSETS

RATIO OF              1.33% A, E    1.46% E     1.38% E     1.42% E     1.35% E     1.42% A
EXPENSES TO
AVERAGE NET
ASSETS AFTER
EXPENSE
REDUCTIONS

RATIO OF NET          1.38% A       1.73%       2.76%       3.24%       3.11%       3.71% A
INVESTMENT
INCOME TO
AVERAGE NET
ASSETS

PORTFOLIO             4% A          31%         65%         24%         61%         34% A
TURNOVER RATE

AVERAGE              $ .0394       $ .0287
COMMISSION
RATE F


A ANNUALIZED B
 THE TOTAL RETURNS
WOULD HAVE BEEN
LOWER HAD CERTAIN
EXPENSES NOT
BEEN REDUCED
DURING THE PERIODS
SHOWN (SEE NOTE
8 OF NOTES TO
FINANCIAL
STATEMENTS). C
 TOTAL RETURNS DO
NOT INCLUDE THE
ONE TIME SALES
CHARGE AND FOR
PERIODS OF LESS
THAN ONE YEAR ARE
NOT
ANNUALIZED. D
NET INVESTMENT
INCOME PER SHARE
HAS BEEN
CALCULATED BASED
ON AVERAGE SHARES
OUTSTANDING
DURING THE
PERIOD. E FMR
OR THE FUND HAS
ENTERED INTO
VARYING
ARRANGEMENTS
WITH THIRD PARTIES
WHO EITHER PAID OR
REDUCED A PORTION
OF THE FUND'S
EXPENSES (SEE
NOTE 8 OF NOTES
TO FINANCIAL
STATEMENTS). F
 FOR FISCAL YEARS
BEGINNING ON OR
AFTER SEPTEMBER
1, 1995, A FUND
IS REQUIRED TO
DISCLOSE ITS
AVERAGE
COMMISSION RATE
PER SHARE FOR
SECURITY TRADES ON
WHICH
COMMISSIONS ARE
CHARGED.  THIS
AMOUNT MAY VARY
FROM PERIOD TO
PERIOD AND FUND TO
FUND DEPENDING
ON THE MIX OF
TRADES EXECUTED IN
VARIOUS MARKETS
WHERE TRADING
PRACTICES AND
COMMISSION RATE
STRUCTURES MAY
DIFFER.

MONEY MARKET PORTFOLIO
PERFORMANCE


PERFORMANCE
To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED                 PAST 6   PAST 1   PAST 5   PAST 10
AUGUST 31, 1997               MONTHS   YEAR     YEARS    YEARS

MONEY MARKET                  2.60%    5.14%    23.54%   72.20%

MONEY MARKET                  -0.48%   1.99%    19.83%   67.03%
(INCL. 3% SALES CHARGE)

ALL TAXABLE                   2.53%    5.02%    22.98%   70.73%
MONEY MARKET FUNDS AVERAGE

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050 without including the effect of the 3% sales charge. To measure how the fund's performance stacked up against its peers, you can compare it to the all taxable money market funds average, which reflects the performance of 867 all taxable money market funds with similar objectives tracked by IBC Financial Data, Inc. over the past one year.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                 PAST 1   PAST 5   PAST 10
AUGUST 31, 1997               YEAR     YEARS    YEARS

MONEY MARKET                  5.14%    4.32%    5.59%

MONEY MARKET                  1.99%    3.68%    5.26%
(INCL. 3% SALES CHARGE)

ALL TAXABLE                   5.02%    4.22%    5.49%
MONEY MARKET FUNDS AVERAGE

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had achieved that return by performing at a constant rate each year.
YIELD
ROW: 1, COL: 1, VALUE: 5.25
ROW: 1, COL: 2, VALUE: 5.04
ROW: 1, COL: 3, VALUE: 2.67
ROW: 2, COL: 1, VALUE: 5.25
ROW: 2, COL: 2, VALUE: 5.02
ROW: 2, COL: 3, VALUE: 2.66
ROW: 3, COL: 1, VALUE: 4.71
ROW: 3, COL: 2, VALUE: 4.84
ROW: 3, COL: 3, VALUE: 2.63
ROW: 4, COL: 1, VALUE: 4.819999999999999
ROW: 4, COL: 2, VALUE: 4.88
ROW: 4, COL: 3, VALUE: 2.65
ROW: 5, COL: 1, VALUE: 4.87
ROW: 5, COL: 2, VALUE: 4.83
ROW: 5, COL: 3, VALUE: 2.68
6% -
4% -
2% -
0%
MONEY MARKET
ALL TAXABLE
MONEY MARKET
FUNDS AVERAGE
MMDA
  9/2/97 6/3/97 2/25/97 12/3/96 9/3/96
MONEY MARKET 5.09% 5.12% 4.71% 4.82% 4.87%
All Taxable
Money Market
Funds Average 5.04% 5.02% 4.84% 4.88% 4.83%
  9/3/97 5/28/97 2/26/97 11/27/96 8/28/96
 MMDA 2.67% 2.66% 2.63% 2.65% 2.68%
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all taxable money market funds average and the bank money market deposit account average (MMDA). Figures for the all taxable money market funds average are from IBC Financial Data, Inc. The MMDA average is supplied by BANK RATE MONITOR.(Trademark)

COMPARING PERFORMANCE
There are some important differences between a bank money market deposit account (MMDA) and a money market fund. First, the U.S.
Government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price. Second, a money market fund returns to its shareholders income earned by the fund's investments after expenses. This is in contrast to banks, which set their MMDA rates periodically based on current interest rates, competitors' rates, and internal criteria.
(checkmark)
MONEY MARKET PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



John Todd,
Portfolio Manager of
Fidelity Select Money
Market Portfolio
Q. JOHN, WHAT WAS THE INVESTING ENVIRONMENT LIKE OVER THE PAST SIX
MONTHS?
A. Just before the beginning of the period, Federal Reserve Board Chairman Alan Greenspan, in testimony before both houses of Congress, warned of the risk of inflation picking up if the Fed failed to respond to an economy that was growing at too rapid a pace. Growth in real gross domestic product (GDP) - meaning stated growth minus inflation - in the first quarter was unusually strong at an annual rate of 4.9%, and marked the first time in three years the real GDP grew in excess of 3% in back-to-back quarters. Given this momentum in the economy, the Fed chose to raise the rate banks charge each other for overnight loans - known as the fed funds rate - by 0.25% to 5.50% at its March meeting. However, when the early evidence suggested that growth in the second quarter would slow, the Fed chose not raise rates in subsequent meetings.
Q. WHAT'S HAPPENED SINCE THEN?
A. Growth in the second quarter came in at a 3.3% annual rate, showing that the economy continued to grow at an above-trend rate - that is, a rate that is believed to be above its capacity to expand without generating inflation. Much of this strength stemmed from export growth and from inventory investment. While growth in inventories may leave some with the impression that third- and fourth-quarter growth may soften, our research indicates that most companies purposely increased their inventories and have no plans to alter their production levels going forward. In addition, job and income growth remain strong, and consumer confidence is at or near record highs. So, all signs point to a continuation of consumer spending that in turn will continue to propel the economy. However, there has been little sign of inflation:
The most recent data showed the consumer price index (CPI) up at only a 2.2% annual rate. Because of the lack of inflation, the Fed has held off raising interest rates since its March meeting, apparently abandoning the notion of heading off inflation before it emerges. At this point, the Fed appears willing to respond with higher interest rates only if actual evidence of inflation appears.
Q. GIVEN THIS BACKDROP, WHAT STRATEGY DID YOU PURSUE?
A. The fund started the period with an average maturity in the mid-60-day range. Progressing through March - when the Fed raised rates - I brought the maturity back to the low 50-day-range, a more neutral stance. In late April and early May, yields in the market started to factor in a more aggressive Fed posture than I expected to occur. As a result, I purchased more longer-term securities and extended the average maturity to the low 70s. As each of its meetings passed without the Fed taking action, it became evident that the Fed was going to hold pat in spite of strong economic growth, as long as inflation remained tame. Consequently, longer-term rates fell, with yields for shorter-term maturities becoming more attractive on a relative basis. In turn, the fund's maturity crept back down to 49 days by the end of the period, because we weren't being rewarded for purchasing investments on the longer end of the spectrum.
Q. HOW DID THE FUND PERFORM?
A. The fund's seven-day yield on August 31, 1997, was 5.12%, compared to 4.75% six months ago. The fund's total return during the six-month period was 2.60%, compared to 2.53% for the all taxable money market funds average, according to IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK?
A. The Fed has been patient, willing to accept strong economic growth because trends in the broader inflation indices have been so favorable. The risk is that the best of the inflation news is behind us and that some degradation is experienced before the end of the year. If we continue to experience robust, above-trend economic growth and low unemployment, combined with any indication of emerging inflation, the Fed - which maintains a bias toward raising rates - will be quick to respond. In the meantime, while there is some chance the Fed will raise rates before the year is out, the most likely timing is early next year when wage pressures are likely to become evident.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


FUND FACTS
START DATE: August 30, 1985
FUND NUMBER: 085
TRADING SYMBOL:  FSMMKT
SIZE: as of August 31, 1997, more than
$808 million
MANAGER: John Todd, since 1991; manager,
Fidelity Cash Reserves, since April 1997;
Spartan Money Market Fund, since 1989;
short-term and money market investment for the Fidelity Asset Manager funds, since 1996;
joined
Fidelity in 1981
(checkmark)
MONEY MARKET PORTFOLIO
INVESTMENTS AUGUST 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


CERTIFICATES OF DEPOSIT - 44.1%
  ANNUALIZED YIELD
 DUE AT TIME OF PRINCIPAL VALUE
 DATE PURCHASE AMOUNT (NOTE 1)
DOMESTIC CERTIFICATES OF DEPOSIT - 0.3%
CHASE MANHATTAN BANK (U.S.A.) DELAWARE
9/9/97 5.57% $ 3,000,000 $ 3,000,000
NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 38.0%
BANK OF TOKYO - MITSUBISHI LTD.
9/30/97 5.76  4,000,000  4,000,000
BANQUE NATIONALE DE PARIS
9/22/97 5.56  2,000,000  2,000,000
9/24/97 5.58  5,000,000  5,000,437
10/3/97 5.88  3,000,000  2,999,342
BARCLAYS BANK, PLC
9/22/97 5.55  5,000,000  5,000,000
BAYERISCHE HYPOTHEKEN-UND WESCHEL
9/8/97 5.53  16,000,000  16,000,000
9/23/97 5.85  10,000,000  9,999,888
BAYERISCHE LANDESBANK GIROZENTRALE
7/17/98 5.90  5,000,000  4,998,288
CAISSE NATIONALE DE CREDIT AGRICOLE
9/8/97 5.57  3,000,000  3,000,000
10/20/97 5.60  4,000,000  4,000,000
CANADIAN IMPERIAL BANK OF COMMERCE
9/22/97 5.53  40,000,000  40,000,000
COMMERZBANK, GERMANY
9/23/97 5.85  10,000,000  9,999,888
DEUTSCHE BANK, GERMANY
9/8/97 5.64  1,000,000  1,000,002
9/22/97 5.56  6,000,000  6,000,000
4/14/98 6.25  25,000,000  24,985,306
DRESDNER BANK A.G.
9/8/97 5.53  5,000,000  5,000,000
LANDESBANK HESSEN - THURINGEN
1/27/98 5.80  6,000,000  5,998,768
MIDLAND BANK, PLC
9/5/97 5.57  2,000,000  2,000,020
NATIONAL BANK OF CANADA
9/11/97 5.66  5,000,000  5,000,019
NATIONAL WESTMINSTER BANK, PLC
10/3/97 5.94  20,000,000  19,998,261
RABOBANK NEDERLAND, N.V.
3/20/98 6.00  5,000,000  4,999,214
3/24/98 6.05  5,000,000  4,998,398
ROYAL BANK OF CANADA
1/14/98 5.80  17,000,000  16,999,085
SANWA BANK, LTD.
9/25/97 5.75  4,000,000  4,000,026
10/2/97 5.65  3,000,000  3,000,000
SOCIETE GENERALE, FRANCE
10/20/97 5.56  24,000,000  24,000,000
2/3/98 5.70  7,700,000  7,698,001
SUMITOMO BANK, LTD.
10/9/97 5.75  1,000,000  1,000,000
SWISS BANK CORP.
12/30/97 6.04  15,000,000  15,000,000
1/20/98 5.70  10,000,000  10,000,000
8/19/98 5.91  5,000,000  4,998,155
8/28/98 5.97  5,000,000  4,997,636

  ANNUALIZED YIELD
 DUE AT TIME OF PRINCIPAL VALUE
 DATE PURCHASE AMOUNT (NOTE 1)
WESTDEUTSCHE LANDESBANK
9/16/97 5.53% $ 15,000,000 $ 15,000,000
12/22/97 5.62  2,000,000  2,000,000
  295,670,734
LONDON BRANCH, EURODOLLAR, FOREIGN BANKS - 5.8%
ABBEY NATIONAL, TREASURY SERVICES
9/24/97 5.65  3,000,000  3,000,000
ABN-AMRO BANK
1/14/98 5.70  3,000,000  3,000,100
BANK OF NOVA SCOTIA
9/9/97 5.58  3,000,000  3,000,000
BANQUE BRUXELLES LAMBERT S.A.
10/21/97 5.60  1,000,000  1,000,027
BANQUE NATIONALE DE PARIS
1/7/98 5.72  10,000,000  9,999,276
BARCLAYS BANK, PLC
10/3/97 5.55  8,000,000  8,000,000
BAYERISCHE VEREINSBANK A.G.
9/17/97 5.65  1,000,000  999,994
9/30/97 5.66  5,000,000  5,000,040
1/26/98 5.70  2,000,000  1,999,939
NATIONAL WESTMINSTER BANK, PLC
10/1/97 5.54  4,000,000  3,999,937
RABOBANK NEDERLAND, N.V.
3/9/98 5.96  5,000,000  4,998,766
  44,998,079
TOTAL CERTIFICATES OF DEPOSIT   343,668,813
COMMERCIAL PAPER - 35.8%
AC AQUISITION HOLDING CO.
9/9/97 5.58  2,000,000  1,997,542
9/10/97 5.60  1,000,000  998,615
AMERICAN EXPRESS CREDIT CORP.
9/8/97 5.57  10,000,000  9,989,267
ASSET SECURITIZATION COOP. CORP.
9/9/97 5.54  2,000,000  1,997,556
ASSOCIATES CORP. OF NORTH AMERICA
9/17/97 5.65  2,000,000  1,995,049
BANK OF NOVA SCOTIA
9/18/97 5.64  1,000,000  997,374
BELLATLANTIC FINANCIAL SERVICES
9/18/97 5.53  8,000,000  7,979,222
9/25/97 5.53  32,000,000  31,882,667
CIESCO, L.P.
9/3/97 5.57  2,000,000  1,999,387
9/8/97 5.57  2,000,000  1,997,854
CIT GROUP HOLDINGS, INC.
10/2/97 5.54  3,000,000  2,985,792
CREGEM NORTH AMERICA, INC.
9/11/97 5.66  2,000,000  1,996,900
9/18/97 5.65  1,000,000  997,370
9/23/97 5.66  1,000,000  996,590
9/24/97 5.66  1,000,000  996,435
EIGER CAPITAL CORP.
9/4/97 5.56  2,000,000  1,999,078
9/9/97 5.55  4,000,000  3,995,093
COMMERCIAL PAPER - CONTINUED
  ANNUALIZED YIELD
 DUE AT TIME OF PRINCIPAL VALUE
 DATE PURCHASE AMOUNT (NOTE 1)
ENTERPRISE FUNDING CORP.
9/5/97 5.60% $ 2,000,000 $ 1,998,767
FINA OIL AND CHEMICAL COMPANY
9/17/97 5.57  1,000,000  997,538
FORD MOTOR CREDIT CORP.
10/17/97 5.57  1,700,000  1,688,053
GENERAL ELECTRIC CAPITAL CORP.
9/22/97 5.54  5,000,000  4,983,958
9/22/97 5.80  7,000,000  6,976,970
9/23/97 5.80  10,000,000  9,965,533
GENERAL ELECTRIC CAPITAL SERVICES, INC.
9/23/97 5.80  10,000,000  9,965,533
GENERAL MOTORS ACCEPTANCE CORP.
9/10/97 5.61  4,000,000  3,994,400
9/15/97 5.55  3,000,000  2,993,549
9/22/97 5.56  1,000,000  996,780
10/14/97 6.00  10,000,000  9,930,484
10/16/97 6.01  2,000,000  1,985,438
10/20/97 6.03  5,000,000  4,960,222
10/29/97 6.02  2,000,000  1,981,166
11/3/97 6.02  3,000,000  2,969,366
GTE CORP.
9/5/97 5.58  2,500,000  2,498,458
9/16/97 5.58  1,000,000  997,688
HOUSEHOLD FINANCE CORP.
9/17/97 5.53  25,000,000  24,938,889
MERRILL LYNCH & CO., INC.
9/23/97 5.54  3,000,000  2,989,898
MORGAN STANLEY DEAN WITTER DISCOVER, INC.
9/23/97 5.58 (a)  5,000,000  5,000,000
10/27/97 5.57  2,000,000  1,982,858
NATIONWIDE BUILDING SOCIETY
10/10/97 5.62  1,000,000  993,998
NORFOLK SOUTHERN CORP.
9/15/97 5.70  1,000,000  997,791
9/18/97 5.73  1,000,000  997,308
10/2/97 5.75  2,000,000  1,990,149
PREFERRED RECEIVABLES FUNDING CORP.
9/15/97 5.53  10,000,000  9,978,572
9/18/97 5.54  6,100,000  6,084,128
9/18/97 5.56  1,000,000  997,393
10/2/97 5.55  10,200,000  10,151,604
SEARS ROEBUCK ACCEPTANCE CORP.
9/17/97 5.56  1,000,000  997,547
TEXTRON, INC.
9/12/97 5.70  1,000,000  998,267
9/18/97 5.71  1,000,000  997,308
9/18/97 5.73  1,000,000  997,318
TRANSAMERICA FINANCIAL CORP.
9/22/97 5.53  10,000,000  9,967,917
TRIPLE A ONE FUNDING CORP.
9/8/97 5.55  2,000,000  1,997,853
9/11/97 5.68  1,000,000  998,444
9/12/97 5.55  11,000,000  10,981,413
9/16/97 5.54  2,000,000  1,995,400
UBS FINANCE, INC.
9/2/97 5.63  34,520,000  34,514,601
UNIFUNDING, INC.
9/10/97 5.68  1,000,000  998,600
TOTAL COMMERCIAL PAPER   278,232,950
FEDERAL AGENCIES - 0.6%
  ANNUALIZED YIELD
 DUE AT TIME OF PRINCIPAL VALUE
 DATE PURCHASE AMOUNT (NOTE 1)
FEDERAL NATIONAL MORTGAGE ASSOC. - AGENCY COUPONS (A)
9/13/97 5.71% $ 5,000,000 $ 4,998,120
BANK NOTES - 1.5%
KEY BANK NATIONAL ASSOCIATION (A)
9/24/97 5.58  4,000,000  3,997,915
MORGAN GUARANTY TRUST CO., NY (A)
9/2/97 5.77  5,000,000  4,998,556
PNC BANK (A)
9/11/97 5.59  3,000,000  2,999,478
TOTAL BANK NOTES   11,995,949
MASTER NOTES (A) - 2.2%
J.P. MORGAN SECURITIES
9/2/97 5.75  17,000,000  17,000,000
MEDIUM-TERM NOTES (A) - 2.3%
BANK ONE, COLUMBUS, N.A.
9/2/97 5.73  6,000,000  5,996,784
GENERAL MOTORS ACCEPTANCE CORP.
11/1/97 5.71  5,000,000  5,000,000
NORWEST CORP.
10/22/97 5.77  4,000,000  4,000,000
PNC BANK
9/27/97 5.59  3,000,000  2,998,715
TOTAL MEDIUM-TERM NOTES   17,995,499
SHORT-TERM NOTES (A) - 2.3%
SMM TRUST (1996-P) (B)
9/16/97 5.66  5,000,000  5,000,000
SMM TRUST (1997-V) (B)
9/26/97 5.63  7,000,000  7,000,000
SMM TRUST (1997-W) (B)
9/16/97 5.64  6,000,000  6,000,000
TOTAL SHORT-TERM NOTES   18,000,000
TIME DEPOSITS - 11.1%
BANK OF TOKYO - MITSUBISHI LTD.
9/2/97 5.63  1,000,000  1,000,000
9/8/97 5.63  2,000,000  2,000,000
9/22/97 5.61  2,000,000  2,000,000
10/2/97 5.66  3,000,000  3,000,000
DEN DANSKE BANK A/S
9/2/97 5.63  35,000,000  35,000,000
FIRST NATIONAL BANK OF CHICAGO
9/2/97 5.63  35,000,000  35,000,000
SUMITOMO BANK, LTD.
9/3/97 5.69  1,000,000  1,000,000
9/9/97 5.66  3,000,000  3,000,000
9/19/97 5.65  2,000,000  2,000,000
9/25/97 5.63  2,000,000  2,000,000
TOTAL TIME DEPOSITS   86,000,000
REPURCHASE AGREEMENTS - 0.1%
 MATURITY VALUE
 AMOUNT (NOTE 1)
In a joint trading account
 (U.S. Treasury Obligations)
 dated 8/29/97 due 9/2/97
  At 5.58%  $ 631,391 $ 631,000
TOTAL INVESTMENTS - 100%  $ 778,522,331
TOTAL COST FOR INCOME TAX PURPOSES - $778,522,331
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
2. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $18,000,000 or 2.3% of net assets.
MONEY MARKET PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31,
1997

ASSETS

INVESTMENT IN                        $ 778,522,331
SECURITIES, AT
VALUE
(INCLUDING
REPURCHASE
AGREEMENTS OF
$631,000) -

SEE
ACCOMPANYIN
G SCHEDULE

CASH                                  42,017,070

INTEREST                              5,978,810
RECEIVABLE

 TOTAL ASSETS                         826,518,211

LIABILITIES

PAYABLE FOR           $ 18,007,311
INVESTMENTS
PURCHASED

DISTRIBUTIONS          30,709
PAYABLE

ACCRUED                132,411
MANAGEMENT
FEE

OTHER PAYABLES         291,760
AND
ACCRUED
EXPENSES

 TOTAL LIABILITIES                    18,462,191

NET ASSETS                           $ 808,056,020

NET ASSETS
CONSIST OF:

PAID IN CAPITAL                      $ 808,048,742

ACCUMULATED                           7,278
NET REALIZED
GAIN (LOSS) ON
INVESTMENTS

NET ASSETS, FOR                      $ 808,056,020
808,043,484

SHARES
OUTSTANDING

NET ASSET                             $1.00
VALUE AND
REDEMPTION
PRICE PER
SHARE
($808,056,0
20 (DIVIDED BY)
808,043,484
SHARES)

MAXIMUM                               $1.03
OFFERING PRICE
PER SHARE
(100/97.00
OF $1.00)

STATEMENT OF OPERATIONS
 SIX MONTHS
ENDED AUGUST
31, 1997

INTEREST INCOME                   $ 23,888,436

EXPENSES

MANAGEMENT           $ 885,196
FEE

TRANSFER AGENT        993,116
FEES

ACCOUNTING FEES       56,696
AND EXPENSES

NON-INTERESTED        3,047
TRUSTEES'
COMPENSATION

CUSTODIAN FEES        14,048
AND EXPENSES

REGISTRATION FEES     299,436

AUDIT                 15,927

LEGAL                 2,171

MISCELLANEOUS         7,365

 TOTAL EXPENSES       2,277,002
BEFORE
REDUCTIONS

 EXPENSE              (1,117)      2,275,885
REDUCTIONS

NET INTEREST                       21,612,551
INCOME

NET REALIZED                       (5,591)
GAIN (LOSS)
 ON
INVESTMENTS

NET INCREASE IN                   $ 21,606,960
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                             $ 1,165,228
INFORMATION
SALES CHARGES
PAID TO FDC

 DEFERRED SALES                   $ 54,557
CHARGES
WITHHELD
 BY FDC

 EXPENSE                          $ 47
REDUCTIONS
 CUSTODIAN
CREDITS

  TRANSFER                         1,070
AGENT CREDITS

                                  $ 1,117

STATEMENT OF CHANGES IN NET ASSETS
INCREASE         SIX MONTHS ENDED   YEAR ENDED
(DECREASE) IN    AUGUST 31, 1997    FEBRUARY 28,
NET ASSETS       (UNAUDITED)        1997

OPERATIONS          $ 21,612,551       $ 38,377,980
NET INTEREST
INCOME

 NET REALIZED        (5,591)            9,751
GAIN (LOSS)

 NET INCREASE        21,606,960         38,387,731
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

DISTRIBUTIONS TO     (21,612,551)       (38,377,980)
SHAREHOLDERS
FROM NET
INTEREST
INCOME

SHARE                3,710,441,632      7,030,225,686
TRANSACTIONS AT
NET ASSET
VALUE OF
$1.00 PER
SHARE
PROCEEDS FROM
SALES OF
SHARES

 REINVESTMENT        20,023,609         35,577,810
OF
DISTRIBUTIONS
FROM NET
INTEREST
INCOME

 COST OF SHARES      (3,770,571,514)    (6,828,466,797)
REDEEMED

 NET INCREASE        (40,106,273)       237,336,699
(DECREASE)
IN NET
ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL              (40,111,864)       237,346,450
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 BEGINNING OF        848,167,884        610,821,434
PERIOD

 END OF PERIOD      $ 808,056,020      $ 848,167,884


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

             SIX MONTHS ENDED   YEAR ENDED     YEAR ENDED     YEARS ENDED           TEN MONTHS ENDED
             AUGUST 31, 1997    FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,          FEBRUARY 28,

SELECTED     (UNAUDITED)        1997           1996           1995           1994   1993
PER-SHARE
DATA



NET ASSET VALUE,    $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
BEGINNING OF
PERIOD

INCOME FROM          .026        .049        .054        .042        .026        .026
INVESTMENT
OPERATIONS
NET INTEREST
INCOME

LESS
DISTRIBUTIONS

 FROM NET            (.026)      (.049)      (.054)      (.042)      (.026)      (.026)
INTEREST
INCOME

NET ASSET VALUE,    $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
END OF PERIOD

TOTAL RETURN B       2.60%       5.02%       5.56%       4.28%       2.62%       2.63%

RATIOS AND
SUPPLEMENTAL
DATA

NET ASSETS, END     $ 808,056   $ 848,168   $ 610,821   $ 573,144   $ 518,657   $ 431,133
OF PERIOD
(000 OMITTED)

RATIO OF             .54% A      .56%        .58%        .65%        .72%        .56% A
EXPENSES TO
AVERAGE NET
ASSETS

RATIO OF NET         5.10% A     4.92%       5.39%       4.19%       2.59%       3.09% A
INTEREST
INCOME TO
AVERAGE NET
ASSETS


A ANNUALIZED
B TOTAL
RETURNS DO
NOT INCLUDE
THE ONE
TIME SALES
CHARGE AND
FOR PERIODS
OF LESS THAN
ONE YEAR
ARE NOT
ANNUALIZED.

NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD ENDED AUGUST 31, 1997 (UNAUDITED)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Select Portfolios (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The trust has thirty-seven equity funds (the fund or the funds) which invest primarily in securities of companies whose principal business activities fall within specific industries, and a money market fund which invests in high quality money market instruments. Each fund is authorized to issue an unlimited number of shares. The American Gold Portfolio and the Precious Metals and Minerals Portfolio may also invest in certain precious metals. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:
SECURITY VALUATION:
EQUITY FUNDS. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Direct investments in precious metals in the form of bullion are valued at the most recent bid price quoted by a major bank on the New York Commodities Exchange.
MONEY MARKET FUND. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
FOREIGN CURRENCY TRANSLATION. The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund (except for Cyclical Industries Portfolio and Natural Resources Portfolio) is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.
Cyclical Industries Portfolio and Natural Resources Portfolio intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. By so qualifying, each fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME:
EQUITY FUNDS. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
MONEY MARKET FUND. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Cyclical Industries and Natural Resources, and shares of Cyclical Industries and Natural Resources for distribution under federal and state securities law. These expenses are borne by the funds and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income for the money market fund. Distributions are recorded on the ex-dividend date for all other funds.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, non-taxable dividends, net operating losses, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
Certain funds also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income (loss), distributions in excess of net investment income, and accumulated undistributed net realized gain
(loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
REDEMPTION FEES. Shares redeemed (including exchanges) from an equity fund are subject to redemption fees. Shares held less than 30 days are subject to a short-term redemption fee equal to .75% of the net asset value of shares redeemed. Shares held 30 days or more are subject to a long-term redemption fee equal to the lesser of $7.50 or .75% of the net asset value of shares redeemed. The fees, which are retained by the fund, are accounted for as an addition to paid in capital. Shareholders are also subject to an additional $7.50 fee for shares exchanged into another Fidelity fund (see Note 4).
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. Certain funds use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the funds, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the funds, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the funds may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities, and may be utilized by the funds as an additional cash management option. Dividends from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the funds are recorded as interest income.
INTERFUND LENDING PROGRAM. Pursuant to an Exemptive Order issued by the SEC, the funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds.
RESTRICTED SECURITIES. Certain funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.
3. PURCHASES AND SALES OF INVESTMENTS.
Information regarding purchases and sales of securities (other than short-term securities) is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, FMR receives a monthly fee.
For each equity fund, the monthly fee is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from
 .2500% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is
 .30%. For the period, the management fee was equivalent to an annualized rate that ranged from .59% to .60% of average net assets for the equity funds.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
For the money market fund, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund and an income-based fee. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to
 .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .03%. The income-based fee is added only when the fund's gross yield exceeds 5%. At that time, the fee would equal 6% of that portion of the fund's gross income that represents a gross yield of more than 5% per year. The maximum income-based component is .24% of average net assets. For the period, the management fee was equivalent to an annualized rate of
 .21% of the fund's average net assets.
SUB-ADVISER FEE. As the money market fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
SALES LOAD. Fidelity Distributors Corporation (FDC), an affiliate of FMR, is the general distributor of each fund. FDC is paid a 3% sales charge on sales of shares of each fund. Prior to October 12, 1990, FDC was paid a 2% sales charge and a 1% deferred sales charge. Shares purchased before October 12, 1990 are subject to the deferred sales charge upon redemption or exchange to any other Fidelity fund (other than Select funds). The amounts received by FDC for sales charges and deferred sales charges are shown under the caption "Other Information" on each fund's Statement of Operations.
TRANSFER AGENT FEES. Fidelity Service Co., Inc. (FSC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.
ACCOUNTING AND SECURITY LENDING FEES. FSC maintains each fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.
EXCHANGE FEES. FSC receives the proceeds of $7.50 to cover administrative costs associated with exchanges out of an equity fund to any other Fidelity Select fund or to any other Fidelity fund. The exchange fees retained by FSC are shown under the caption "Other Information" on each fund's Statement of Operations.
BROKERAGE COMMISSIONS. Certain funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of each applicable fund's schedule of investments.
5. INTERFUND LENDING PROGRAM.
Each fund is permitted to participate in the interfund lending program. Information regarding each fund's participation in the program is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.
6. SECURITY LENDING.
Certain equity funds loaned securities to certain brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. Each applicable fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. For funds with loans outstanding at the period end, the value of the securities loaned and the value of collateral held are shown under the caption "Other Information" at the end of each applicable fund's schedule of investments.
7. BANK BORROWINGS.
Each fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, each fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding each applicable fund's participation in the program is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.
8. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the funds' operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of 2.50% of average net assets. FMR retains the ability to be repaid by the fund for these expense reductions in the amount that expenses fall below the limit prior to the end of the fiscal year. For the period, the reimbursement reduced expenses by $24,295 for Construction and Housing Portfolio, $58,361 for Cyclical Industries Portfolio and $62,729 for Natural Resources Portfolio.
FMR has directed certain portfolio trades to brokers who paid a portion of certain equity fund's expenses. In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby interest earned on uninvested cash
8. EXPENSE REDUCTIONS - CONTINUED
balances was used to offset a portion of each applicable fund's expenses. For the period, the reductions under these arrangements are shown under the caption "Other Information" on each applicable fund's Statement of Operations.
9. BENEFICIAL INTEREST.
At the end of the period FMR Capital, an affiliate of FMR, was record owner of 5% or more of the outstanding shares, and certain unaffiliated shareholders were record owners of 10% or more of the total outstanding shares of the following funds:
BENEFICIAL INTEREST
  NUMBER OF
 FMR CAPITAL UNAFFILIATED % OF UNAFFILIATED
FUND % OF OWNERSHIP SHAREHOLDERS OWNERSHIP
Construction and Housing - 1 12.5%
Cyclical Industries 26.7% - -
Natural Resources 15.2% - -
10. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which a fund has ownership of at least 5% of the voting securities. Information regarding affiliated companies is shown under the caption "Other Information" following each applicable fund's schedule of investments.




INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
FMR Texas Inc., Irving, TX, MONEY MARKET FUND
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, PRESIDENT
Robert C. Pozen, SENIOR VICE PRESIDENT
William J. Hayes, VICE PRESIDENT
Fred L. Henning Jr., VICE PRESIDENT, MONEY MARKET FUND
Boyce I. Greer, VICE PRESIDENT, MONEY MARKET FUND
Arthur S. Loring, SECRETARY
Richard A. Silver, TREASURER
Robert H. Morrison, MANAGER, SECURITY TRANSACTIONS
Thomas D. Maher, ASSISTANT VICE PRESIDENT, MONEY MARKET FUND
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
Thomas J. Simpson, ASSISTANT TREASURER, MONEY MARKET FUND
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIANS
Brown Brothers Harriman & Co.
Boston, MA
 and
The Bank of New York
New York, NY
CORPORATE HEADQUARTERS
82 Devonshire Street
Boston, MA 02109
1-800-544-8888
* INDEPENDENT TRUSTEES
FIDELITY SELECT PORTFOLIOS
CONSUMER SECTOR
Consumer Industries
Food and Agriculture
Leisure
Multimedia
Retailing
CYCLICALS SECTOR
Air Transportation
Automotive
Chemicals
Cyclical Industries * *
Construction and Housing
Defense and Aerospace
Environmental Services
Industrial Equipment
Industrial Materials
Paper and Forest Products
Transportation
FINANCIAL SERVICES SECTOR
Brokerage and Investment Management
Financial Services
Home Finance
Insurance
Regional Banks
HEALTH CARE SECTOR
Biotechnology
Health Care
Medical Delivery
NATURAL RESOURCES SECTOR
American Gold
Energy
Energy Service
Natural Resources * *
Precious Metals and Minerals
TECHNOLOGY SECTOR
Computers
Developing Communications
Electronics
Software and Computer Services
Technology
UTILITIES SECTOR
Natural Gas
Telecommunications
Utilities Growth
Money Market
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0111
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress 1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE
* * FUND LAUNCHED 3/3/97


 BULK RATE
U.S. POSTAGE
PAID
FIDELITY
INVESTMENTS
(REGISTERED TRADEMARK)
P.O. BOX 193
BOSTON, MA 02101
SUPPLEMENT TO THE FIDELITY SELECT
PORTFOLIOS(registered trademark) AUGUST 31, 1997 SEMIANNUAL REPORT
The following information replaces the similar information found on pages 185 and 216 of the Performance and Investment Summary section in the enclosed report.
DEVELOPING COMMUNICATIONS PORTFOLIO (PAGE 185)
TOP INDUSTRIES AS OF AUGUST 31, 1997
% OF FUND'S INVESTMENTS
ROW: 1, COL: 1, VALUE: 40.1
ROW: 1, COL: 2, VALUE: 4.4
ROW: 1, COL: 3, VALUE: 4.5
ROW: 1, COL: 4, VALUE: 7.0
ROW: 1, COL: 5, VALUE: 18.9
ROW: 1, COL: 6, VALUE: 25.1
SEMICONDUCTORS 25.1%
TELEPHONE EQUIPMENT 18.9%
MINI & MICRO COMPUTERS 7.0%
ELECTRICAL MACHINERY 4.5%
CELLULAR & COMMUNICATION
SERVICES 4.4%
ALL OTHERS 40.1%
*

* INCLUDES SHORT-TERM INVESTMENTS
TELECOMMUNICATIONS PORTFOLIO (PAGE 216)
TOP INDUSTRIES AS OF AUGUST 31, 1997
% OF FUND'S INVESTMENTS
ROW: 1, COL: 1, VALUE: 17.7
ROW: 1, COL: 2, VALUE: 4.4
ROW: 1, COL: 3, VALUE: 5.8
ROW: 1, COL: 4, VALUE: 7.3
ROW: 1, COL: 5, VALUE: 8.1
ROW: 1, COL: 6, VALUE: 56.7
ROW: 1, COL: 1, VALUE: 16.5
ROW: 1, COL: 2, VALUE: 3.4
ROW: 1, COL: 3, VALUE: 3.8
ROW: 1, COL: 4, VALUE: 6.2
ROW: 1, COL: 5, VALUE: 9.300000000000001
ROW: 1, COL: 6, VALUE: 60.8






TELEPHONE SERVICES 56.7%
TELEPHONE EQUIPMENT 8.1%
ELECTRICAL MACHINERY 7.3%
COMMUNICATIONS SERVICES 5.8%
SEMICONDUCTORS 4.4%
ALL OTHERS 17.7%
*
* INCLUDES SHORT-TERM INVESTMENTS